As filed with the Securities and Exchange Commission on May 1, 2023
File No. 333-151805; 811-10559
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 37
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 135
TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN
(Exact Name of Registrant)
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
(Name of Depositor)
1 Griffin Road North
Windsor, CT 06095
(Address of Depositor’s Principal Offices)
(860) 791-0286
(Depositor’s Telephone Number, Including Area Code)
Edmund F. Murphy III
President & Chief Executive Officer
Empower Annuity Insurance Company of America
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy To:
Stephen Roth, ESQ.
Eversheds Sutherland (USA) LLP
700 Sixth Street, NW., Suite 700
Washington, D.C. 20007-3980
Approximate date of proposed public offering:
As soon as practicable after the effective date of the registration statement.
It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2023 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Talcott Resolution Life Insurance Company
Group Variable Annuity Contracts
Separate Account Eleven
Premier InnovationsSM
Sub-Administered by Empower Annuity Insurance Company of America (formerly known as Great-West Life & Annuity Insurance Company)
Overview
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of the Separate Accounts that we established to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Underlying Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For additional information on the underlying Funds see Appendix A: “Underlying Funds”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the Underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call Empower at 1-844-804-8989 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦A bank or credit union deposit or obligation
♦FDIC or NCUA insured
♦Insured by any federal government agency
♦Guaranteed by any bank or credit union
♦May go down in value
Prospectus Dated: May 1, 2023

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Glossary Of Special Terms
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Annual Maintenance Fee: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Approved Plan Related Investment Account: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by Us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Benefit Payment: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to Us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Empower: Empower Annuity Insurance Company, which serves as sub-administrator of the Contracts and the Separate Account. You may contact Empower at 1-844-804-8989, Participant_services@empower-retirement.com, or at 8515 E. Orchard Rd., Greenwood Village, CO 80111.
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Empower Administrative Office: Overnight mailing address: 8515 E. Orchard Rd., Greenwood Village, CO 80111. Standard mailing address: Empower Retirement, LLC, 8515 E. Orchard Rd., Greenwood Village, CO 80111.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Premium Tax: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Separate Account: Separate Account Eleven of Talcott Resolution Life Insurance Company
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Talcott Resolution, We, Us or Our: Talcott Resolution Life Insurance Company
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
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Important Information You Should Consider About the Contract
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.33%
	Investment options (Fund fees and expenses)[2]	0.30%	2.97%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value..	Changes to the Funds and Separate Account
Optional Benefits
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.

If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts – Transfers between Sub- Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution
Exchanges
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
N/A

to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.

Overview of the Contract
Purpose
The Contract is designed for purchase by sponsors of retirement plans established under Sections 401(a), 403(a), 403(b), 457 and 408 of the Code as an investment option for their participants. The Contract offers a number of Underlying Funds in which participants may invest through the Sub-accounts. A General Account Option that guarantees payment of a minimum interest rate may also be available.
Phases of the Contract
The Contract has two periods: 1) the Accumulation Period and (2) the Annuity Period:
During the Accumulation Period, the Employer makes Contributions to the Contract on behalf of Plan Participants that Participants may allocate among the Sub-Accounts and, if available through the Plan, to the General Account Option. For additional information about the Underlying Funds available for investment through the Sub-Accounts, see Appendix A: Underlying Funds, at the back of this prospectus.
During the Accumulation Period, participants may request full or partial surrenders of their Participant Account value. In addition, participants may be able to request a loan from their Participant Account value.
The Accumulation Period ends on the Annuity Commencement Date when annuity payments begin. A Participant selects an Annuity Commencement Date and an Annuity Payout Option. The Contract provides five annuity options, which may be selected on either a Fixed or Variable Annuity basis or a combination thereof.
During the Annuity Period, neither partial nor full surrenders are permitted except from annuities under Annuity Payout Option No. 5 - Payments for a Designated Period – that are selected on a variable basis. Nor may Participants request a loan during the Annuity Period.
Contract Features
Death Benefit: In the event that a participant dies during the Accumulation Period, the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances. The form of the death benefit payable is subject to any limitation imposed by the Plan and the terms of the Contract.
Withdrawal Options: Full and Partial Surrenders are permitted during the Accumulation Period. They are allowed during the Annuity Period only from an annuity under Option No. 5 – Payments for a Designated Period – that is selected on a variable basis.
Loans: Participants may request loans under certain Plans. To obtain a loan, the participant must enter into an agreement with the Contract administrator that describes the terms, conditions and fees or charges of the loan. The Plan may restrict the amount of Participant Account value available for a loan. See the more detailed section “Participant Loans”.
Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.
Fee Table
The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.

Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.97%
_____________________________________________________________________________________________
(1)
 We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)
 The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(3)
 The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(4)
 This fee does not include an interest charged under the terms of the loan.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. In addition, this Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Underlying Funds. If these arrangements were taken into consideration, the expenses would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$8,886	$15,908	$22,991	$44,832
1.05%	$8,691	$15,333	$22,049	$43,118
0.85%	$8,497	$14,756	$21,098	$41,368
0.75%	$8,399	$14,466	$20,620	$40,479
0.65%	$8,302	$14,176	$20,140	$39,582
0.50%	$8,156	$13,740	$19,416	$38,219
0.35%	$8,010	$13,302	$18,687	$36,835
0.15%	$7,815	$12,716	$17,709	$34,957
0.00%	$7,669	$12,276	$16,969	$33,523

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,326	$13,120	$22,028	$44,802
1.05%	$4,121	$12,527	$21,076	$43,088
0.85%	$3,916	$11,931	$20,115	$41,338
0.75%	$3,813	$11,632	$19,631	$40,449
0.65%	$3,711	$11,332	$19,146	$39,552
0.50%	$3,557	$10,882	$18,414	$38,189
0.35%	$3,403	$10,430	$17,677	$36,805
0.15%	$3,198	$9,825	$16,687	$34,927
0.00%	$3,044	$9,370	$15,939	$33,493

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,356	$13,150	$22,058	$44,832
1.05%	$4,151	$12,557	$21,106	$43,118
0.85%	$3,946	$11,961	$20,145	$41,368
0.75%	$3,843	$11,662	$19,661	$40,479
0.65%	$3,741	$11,362	$19,176	$39,582
0.50%	$3,587	$10,912	$18,444	$38,219
0.35%	$3,433	$10,460	$17,707	$36,835
0.15%	$3,228	$9,855	$16,717	$34,957
0.00%	$3,074	$9,400	$15,969	$33,523

Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.
The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the

Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (formerly named Hartford Life Insurance Company) is a stock life insurance company. It is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Its executive offices are located at 1 Griffin Road North, Windsor, CT 06095. Effective September 1, 2023, Talcott’s executive offices will be located at 1 American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) further to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution is ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The Separate Account
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts. Each Sub-account invests in a single class of shares of an Underlying Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. We do not guarantee the investment performance of the Sub-Accounts. Your Participant Account value allocated to the Sub-Accounts will vary with the investment performance of the Underlying Funds. You bear the full investment risk for all Contributions allocated to the Sub-Accounts of the Variable Account.
Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s investment experience and not the investment experience of Talcott Resolution’s other assets. Assets of the Separate Account may not be used to pay any liabilities of Talcott Resolution other than those arising under the Contract.
Underlying Funds
Each Underlying Fund is registered with the SEC as a diversified open–end management investment company under the 1940 Act. But the SEC does not supervise their management, investment practices or policies. The (i) name of each Underlying Fund, (ii) its investment objective, (iii) investment adviser and any sub-adviser, (iv) current expenses and (v) performance information is provided in Appendix A: Underlying Funds. Not all Underlying Funds may be available in all states.
The Underlying Fund each issues a prospectus, which contains additional important information about the Fund. You may obtain copies of the prospectuses for the Underlying Funds by contacting Empower at 1-844-804-8989.

For Contracts issued in connection with Employer-sponsored retirement plans, the Contract owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored Plan, you may not be able to allocate Contributions to all the Sub-Accounts described in the Prospectus. For additional information about the Sub-Accounts available to you, please refer to materials describing your employer’s Plan.
The Contract may contain a General Account option. The General Account option has certain restrictions. Neither the General Account option nor these restrictions are described in this prospectus. The General Account option is not required to be registered with the SEC
Fees and Payments Received by Talcott Resolution from the Fund Families
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Empower Annuity Insurance Company of America (“Empower”) (formerly known as Great-West Life & Annuity Insurance Company) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Empower to provide all of the administrative services necessary to support the Contracts. Under these arrangements, Empower now receives (through MassMutual) all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution.
The Contracts are no longer available for sale. The MassMutual affiliate formerly responsible for marketing and selling the Contracts continues to pay sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts.
Talcott Resolution receives substantial fees and payments with respect to the Underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments, which are sometimes called “revenue sharing” payments, are among a number of factors considered when deciding to include a fund in the menu of Underlying Funds offered through the Contract. All of the Underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. These fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds may be in amounts up to 0.80% of assets invested in a Underlying Fund. The fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and other compensation. The fees may result in a profit to the extent they exceed expenses, including the expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
Not all fund families pay the same amount of fees and compensation to Us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For information on which Underlying Funds pay Talcott Resolution such fees and at what level, please visit https://plan.empower-retirement.com/plancloudws/fundprospectus or call 1-844-804-8989. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution
Empower, as sub-administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, Empower pays endorsement/sponsorship fees to NAPO, FOP and NAGDCA, which allows Empower to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Empower, as sub-administrator for the Talcott Resolution Contracts, please call 1-844-804-8989. Written information will be provided upon request.
Voting Rights
Talcott Resolution is the legal owner of all Underlying Fund shares held in the Separate Account and has the right to vote at the Fund’s shareholder meetings.
As Sub-administrator of the Separate Account, Empower has assumed responsibility of voting the shares of the Underlying Funds on behalf of Talcott Resolution. To the extent required by federal securities laws or regulations, we will:

• Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;
•Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to provide instructions on how to vote the Fund shares held for the Contract;
•Arrange for the handling and tallying of proxies received from Contract Owners or Participants;
•Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and
•Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
All Fund shares for which no voting instructions are received will be voted in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit voting shares without obtaining Contract Owner or Participant instructions, , Empower may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the number of shares in the Underlying Funds held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account
Where permitted by applicable law, Talcott may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value), substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.
If additional Sub-Accounts are made available to Participants, Talcott may or may not make them available to you based on Our assessment of marketing needs and investment conditions. We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund’s availability.
General Account Option
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is funded through the General Account of Talcott Resolution. Contributions and Contract values allocated to the General Account are subject to the financial strength and claims paying ability of Talcott Resolution.
Declared Rate of Interest
Talcott Resolution credits interest on Contributions made to the General Account at a rate We declare for any period of time that we determine. We may change the declared interest rate from time to time at Our discretion.
Guaranteed Rate of Interest
Talcott Resolution guarantees a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

Distributions and Transfers
Distributions and transfers from the General Account within a reasonable period of time after a Participant request is received at the Empower Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to Talcott Resolution’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Talcott Resolution’s ability to honor all guarantees under the Contract is subject to its claims-paying capabilities and/or financial strength.
Guaranteed Separate Account
We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to Our claims paying ability.
Contract Charges
Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•the cost of preparing sales literature,
•commissions and other compensation paid to broker dealers and their registered representatives, and
•other promotional and distribution related activities.
If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, We pay those expenses from Our general assets, including surplus. Surplus might include profits resulting from unused Program Charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
➣ Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➣ Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:
• Benefit Payments — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts “Benefit Payments”. Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon Our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.
•Plan Related Expenses — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other Plan Related Expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts “Plan Related Expenses.” Upon Our request, the Contract Owner must provide Us with reasonable documentation that a Surrender is a Plan Related Expense.
•Transfer to an Approved Plan Related Investment Account — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Plan that your Employer identifies and We accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.
We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.
Annual Maintenance Fee
The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year We deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, We may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate Us for Our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third party administrator with systems that are compatible with Our own.
Program and Administrative Charge
For providing administrative services, We deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual total value of the aggregate Participant Accounts within the Contract is lesser than the anticipated level, We may increase the Program and Administrative Charge on a going forward basis. In no event will the charge exceed 1.25%.

Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Program and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:
Method One: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates Us for providing administrative services under the Contracts.
If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by Us, We will bear the loss. If the Program and Administrative Charge exceeds these costs, We will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.
We may reduce the Program and Administrative Charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees
Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes
We reserve the right to deduct a charge for Premium Tax imposed on Us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed on the Annuity Commencement Date. We will pay Premium Taxes at the time imposed under applicable law. At Our sole discretion, We may deduct Premium Taxes at the time We pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

Transfer Fee
You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts
We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether We are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as We deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at Our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, We may only apply experience credits prospectively.
Negotiated Charges and Fees
The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows Us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds
The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Underlying Fund’s prospectuses.
Plan Related Expenses
The Contract Owner may direct Us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan-related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
You should consult a tax advisor regarding the tax treatment of adviser fee payments. Please consult with your investment adviser before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Any financial adviser fee you pay is in addition to this Contract’s fees and expenses.
You should ask your financial adviser about compensation they receive for this Contract. We are not an investment adviser, and we do not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
Description of the Contracts
The Contracts are group variable annuity contracts offered to:
•Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;
•
•Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•Individual Retirement Annuity programs adopted according to Section 408 of the Code.
The Contracts are not available for issuance except as described above.
It is important that you notify Empower if you change your address. If your mail is returned to Empower, we are likely to suspend future mailings until an updated address is obtained. In addition, Empower may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give Empower a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments
The Contract and a Participant’s interest in a Contract cannot be assigned, transferred, or pledged.
Pricing and Crediting of Contributions
Initial Contributions to your Participant Account are credited within two Valuation Days of receipt of a properly completed application and the initial Contribution at the Empower Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, We will hold the money in a non-interest bearing account for up to five Valuation Days while We try to obtain complete information. If We cannot obtain the information within five Valuation Days, We will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes Us to keep it until the necessary information is provided.
Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
Canceling your Certificate
If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.
Unless otherwise required by state law, We will pay you your Participant Account value as of the Valuation Day We receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until We receive your notice of cancellation. In certain states, however, We are required to return your Contributions without deduction for any fees or charges.
Surrender Charge Offset
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer and is limited to a maximum credit of 7%.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Talcott Resolution will reimburse the Plan not to exceed 7% of transferred assets.
Contribution Amounts
If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Us.
Transfers between Sub-Accounts
During phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when We process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to Us and your Registered Representative. Any oral communication should be re-confirmed in writing.
You may request a transfer into (purchases) a particular Sub-Account or transfers out of (redemptions) a particular Sub-Account. In addition, you may allocate Contributions to or request Surrenders from Sub-Accounts. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund We would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, We also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Underlying Fund We would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Underlying Funds that are available as investment options in Our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by Us or Our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of Our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by Us or Our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products We offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that We sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if We combine all transfer-out (redemption) requests and Surrenders of a Sub-Account with all other sales of that Underlying Fund from all Our other products, We may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then We would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
Restrictions on Sub-Account Transfers
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.
•If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.
•However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.
Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet, or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, We will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, Our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to an Underlying Fund’s trading policies, if any. We are obligated to provide, at the Underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in Our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, We have agreed to serve as a Fund’s agent to help monitor compliance with that Underlying Fund’s trading policy.
We are obligated to follow each Underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an Fund’s trading policy. Please refer to each Underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the Underlying Fund’s trading policies will be considered not in good order.
In certain circumstances, the Underlying Fund’s trading policies do not apply or may be limited. For instance:
•Certain types of financial intermediaries may not be required to provide Us with shareholder information.
•“Excepted funds” such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.
•An Underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.
•Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.
Possibility of Undetected Abusive Trading or Market Timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•Since We net all the purchases and redemptions for a particular Underlying Fund for this and many of Our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Underlying Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•In some cases, We are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because We do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide Us with limited information or no information at all regarding Participant Sub-Account transfers.

Impact of Frequent Transfers
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if We reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all Our variable product investors if the Fund and We cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, We do not have the tax identification number or other identifying information requested by a Fund in Our records. In those cases, We rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, We may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:
•Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.
•Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.
In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant’s Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact Us as soon as possible.
Telephone or internet transfer requests may be cancelled via the internet or by calling Us before the end of the Valuation Day you made the transfer request.
We, Our agents or Our affiliates are not responsible for losses resulting from telephone or electronic requests that We believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through Our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Contract Value
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the Underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, We take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share plus applicable distributions per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day; multiplied by
•the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.
Method Two (not available to Contracts issued in New York)
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day.
Under Method Two, the value of any applicable Underlying Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call (844) 804-8989 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.
Shares of the Underlying Funds are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the Underlying Funds’ prospectus.
Surrenders and Withdrawals
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1∕2, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1∕2). Distributions prior to age 59 1∕2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “ Federal Tax Considerations”).
After termination of Contributions on your behalf and prior to your Annuity Commencement Date, you will have the following options:

1.
Continue your Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, you may your Participant Account for a lump sum cash settlement in accordance with 3. below.
2.
To provide Annuity payouts immediately. The values in your Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).
3.
To Surrender your Account in a single sum. The amount received will be the value next computed after receipt of a written Surrender request for complete Surrender at the Empower Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after We receive the written request.
4.
To request a partial Surrender of your Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), We will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See “Contract Charges”).
5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to Contract restrictions (See “Systematic Withdrawal Option”).
Systematic Withdrawal Option
If permitted by IRS regulations and the terms of the Plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1∕2 , an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by Us. Election of the SWO does not affect Participants’ other rights under the Contracts.
Payment of Surrender Value
Payments from the Sub-Accounts may be delayed beyond seven days only for periods (1) during which the New York Stock Exchange is closed other than customary weekend or holidays closings, or during which trading on the New York Stock Exchange is restricted; (2) during which an emergency exists that makes the valuation and disposal of the securities not reasonably practical; and (3) such other periods that the SEC may by order permit for the protection of investors.

Annuity Options
You are not required to annuitize this Contract. A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70 1∕2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 75th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month, or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, We reserve the right to begin Annuity payouts at age 75 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, We will not assume responsibility in determining or monitoring any required minimum distributions (See “Federal Tax Considerations”). Generally, depending on the terms of your retirement plan, you may select from the following payment frequencies: monthly, quarterly, semi-annually, and annually.
Annuity Payout Options
Option 1: Life Annuity where We make monthly Annuity payouts for as long as the Annuitant lives.
❖❖ Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.
Option 2: Life Annuity with 120, 180 or 240 Monthly Payments Certain where We make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by Us.
Option 3: Cash Refund Life Annuity where We make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:
(a)	=	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b)	=	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date We receive Due Proof of Death.
Option 4: Joint and Last Survivor Annuity where We make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖When the Annuity is purchased, the Annuitant elects what percentage (50%, 662/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.
❖Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.
Option 5: Payments for a Designated Period where We agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by Us.
❖Option 5 does not involve life contingencies and does not provide any mortality guarantee.
❖Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Once Annuity payouts have started, no Surrenders are permitted except from an annuity under Annuity Payout Option 5 - Payments for a Designated Period – that are paid on a variable basis. Such surrenders may be subject to a Contingent Deferred Sales Charge.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Calculation of Annuity Payment
During the Annuity Period, your Participant Account Value will be applied to the Annuity Payout Option on either a fixed or variable basis, as you select. The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 We have the right to change the frequency of payment to intervals that will result in payments of at least $20.
Variable Annuity Payments
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see “Contract Value”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of
Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125

ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment
with the
Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.

When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Federal Tax Considerations
General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on Our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by Us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships
Upon your death, a surviving spouse may have certain continuation rights under the Contract that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting
The federal, as well as state and local, tax laws and regulations require Us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by Us against your own records, and in consultation with your own tax advisor, and should notify Us if you find any discrepancies in case corrections have to be made.
Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “Contract Value”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•no more than 70% is represented by any two investments,
•no more than 80% is represented by any three investments and
•no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in Our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment.

As a result, We believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, We reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•A contract acquired by the estate of a decedent by reason of such decedent’s death,
•Certain contracts acquired with respect to tax-qualified retirement arrangements,
•Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, We are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not Us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on Our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into Our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
Individual Retirement Annuities (“IRAs”)
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches their Required Beginning Date or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 25% penalty tax on any excess of the RMD amount over the amount actually distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS. In addition, any amount received before the Owner reaches age 59 1∕2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b.SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 25% penalty tax for failure to make a full RMD (or reduced amount), and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If We do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of Our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with Us.
d.Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death for non-spouse designated beneficiaries or distributed over the life or life expectancy of an Eligible Designated Beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($22,500 in 2023) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($7,500 in 2023). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($22,500 in 2023) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($7,500 in 2023). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.after the employee reaches age 59 1∕2;
b.upon the employee’s separation from service;
c.upon the employee’s death or disability;
d.in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);
e.as a qualified reservist distribution upon certain calls to active duty; or
f.with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007,

Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($22,500 in 2023). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($7,500 in 2023); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59 1∕2, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible

Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform and are described in more detail below.
a.Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1∕2. However, this 10% penalty tax does not apply to a distribution that is either:
(i)made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
(ii)attributable to the employee’s becoming disabled under Code Section 72(m)(7);
(iii)part of a series of substantially equal periodic payments (not less frequently than annually  —  “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
(iv)(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
(v)(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
(vi)not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);
(vii)certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
(viii) distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or
(ix) certain designated qualified disaster distributions.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;
(ii)not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7);
(iii)for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8); or
(iv)certain other exceptions to the 10% penalty tax.
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1∕2 and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b.RMDs and 25% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 25% penalty tax on the amount that has not been timely distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS.

An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
(i)the calendar year in which the individual attains their applicable age, or
(ii)(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
If the individual attains (1) age 70 1∕2 before 2020, the applicable age is 70 1∕2; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over  —
(a)the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or
(b)over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 25% penalty tax for RMDs (or reduced amount) if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.

Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, We advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either  —
a.an RMD amount;
b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “Non-Roth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from Non-Roth IRA to a Roth IRA, or a “conversion” of a Non-Roth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (Non-Roth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no l-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
Distribution
The Contracts are no longer offered for sale. MML Distributors, LLC (“MMLD”), a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), is the principal underwriter of the Contracts, which are sold by affiliated and unaffiliated broker-dealer, and financial institutions.
MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from Ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with Us) to encourage the sale of this Contract and other contracts that We issue to retirement programs that We or Our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments may be used for various purposes, and may take various forms, such as:
•Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.
•Payments for inclusion of Our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting Our products and services.

•Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.
•Payment and support to Underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.
•Sales support through such things as providing hardware and software, operational and systems integration, links to Our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
•“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
•Occasional meals and entertainment, tickets to sporting events and other gifts.
More Information
Modification of the Contracts
Subject to any federal and state regulatory restrictions, We may modify the Contracts at any time by written agreement between the Contract Owner and Us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which We are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Accounts); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification We will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification.
We may suspend the Contract on at least 90 days written notice to the Contract Owner before the effective date of the suspension if the Contract Owner fails to assent to any modification of the Contract
Upon suspension of the Contract, We will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by Us under an Annuity that commenced prior to the date of suspension.
Reservation of Rights Under the Contract
We may, at Our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, We are not waiving it. We may decide to exercise a right or a reservation that We previously did not exercise.
Legal Proceeding
Like other insurance companies, We are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, We do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.

Appendix A – Underlying Funds
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.29%	-9.96%	3.37%	3.87%
US Fund Large Growth	AB Growth Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.12%	-29.63%	9.50%	13.36%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
US Fund Foreign Large Value	AB International Value Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
APP A-1

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
US Fund Large Value	AB Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.95%	-7.01%	3.94%	7.88%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
US Fund Intermediate Core Bond	Allspring Core Bond Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.78%	-13.72%	-0.32%	0.74%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
APP A-2

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	-11.56%	-1.41%	3.47%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
US Fund Large Blend	American Century Equity Growth Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.90%	-23.10%	5.81%	9.75%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Large Value	American Century Focused Large Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.08%	1.46%	7.40%	9.93%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	-28.28%	7.63%	9.98%
APP A-3

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Allocation-- 50% to 70% Equity	American Funds American Balanced Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-12.40%	5.16%	7.89%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
APP A-4

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
APP A-5

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
US Fund Mid-Cap Blend	AMG GW&K Small/Mid Cap Core Fund - Class N (Formerly AMG GW&K Small/Mid Cap Fund) Adviser: AMG Funds LLC Subadviser: GW&K Investment Management, LLC	1.07%	-18.15%	8.70%	7.40%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Large Blend	BlackRock Advantage Large Cap Core Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.73%	-20.30%	8.25%	11.50%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	8.86%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
APP A-6

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
APP A-7

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
APP A-8

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.05%	-37.52%	7.70%	12.73%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
APP A-9

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Corporate Bond	Calvert Income Fund - Class A Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.24%	-25.60%	1.83%	7.67%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
APP A-10

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%	-6.51%	7.99%	11.06%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2.10%	6.98%
US Fund Foreign Large Growth	Columbia Acorn® International Select Fund - Class A* Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.24%	-36.80%	-0.73%	3.28%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
APP A-11

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.03%	-15.16%	4.80%	9.31%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.18%	-31.23%	14.37%	17.78%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.26%	-8.83%	4.57%	9.27%
APP A-12

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Financial	Davis Financial Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.95%	-8.91%	4.66%	10.04%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
APP A-13

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
APP A-14

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Large Value	DWS CROCI® Equity Dividend Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.01%	1.17%	6.48%	9.67%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.13%	-19.53%	-2.44%	-0.95%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
APP A-15

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-15.58%	5.59%	7.81%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.21%	-9.43%	10.78%	12.66%
US Fund Allocation-- 85%+ Equity	Empower Aggressive Profile Fund - Investor Class (Formerly Great-West Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.15%	-15.17%	5.10%	9.09%
US Fund Mid-Cap Value	Empower Ariel Mid Cap Value Fund - Investor Class* (Formerly Great-West Ariel Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Ariel Investments, LLC	1.05%	-12.94%	4.97%	9.49%
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class* (Formerly Great-West Bond Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.50%	-13.68%	-0.57%	0.54%
APP A-16

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 15% to 30% Equity	Empower Conservative Profile Fund - Investor Class* (Formerly Great- West Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.78%	-9.93%	2.29%	3.65%
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class * (Formerly Great-West Core Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;	0.70%	-14.70%	-0.43%	0.79%
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class (Formerly Great-West Core Strategies Flexible Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP	0.76%	-12.48%	0.45%	0.45%
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class * (Formerly Great-West Core Strategies International Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1.00%	-14.67%	1.84%	1.84%
APP A-17

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class* (Formerly Great- West Core Strategies U.S. Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.90%	-15.82%	8.43%	8.43%
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class* (Formerly Great-West Emerging Markets Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;	1.23%	-21.30%	-3.59%	-3.59%
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class* (Formerly Great-West High Yield Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	1.08%	-11.80%	2.17%	3.69%
US Fund Inflation- Protected Bond	Empower Inflation- Protected Securities Fund - Investor Class* (Formerly Great-West Inflation- Protected Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	0.70%	-8.92%	1.69%	1.69%
APP A-18

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class* (Formerly Great- West International Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;	1.20%	-30.35%	1.11%	4.08%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
US Fund Foreign Large Blend	Empower International Value Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: LSV Asset Management;Massachusetts Financial Services Company;	1.07%	-15.18%	1.23%	6.75%
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class* (Formerly Great- West Large Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;	1.00%	-23.16%	12.35%	13.74%
APP A-19

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Empower Large Cap Value Fund - Investor Class* (Formerly Great-West Large Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;	0.96%	-3.54%	7.61%	9.98%
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class* (Formerly Great-West Lifetime 2015 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.80%	-12.27%	3.06%	5.00%
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class* (Formerly Great-West Lifetime 2020 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-12.95%	3.20%	4.95%
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class* (Formerly Great-West Lifetime 2025 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.85%	-13.83%	3.46%	6.20%
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class* (Formerly Great-West Lifetime 2030 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.87%	-14.62%	3.73%	6.06%
APP A-20

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class* (Formerly Great-West Lifetime 2035 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.89%	-15.62%	4.07%	7.37%
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class (Formerly Great-West Lifetime 2040 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.30%	4.34%	7.13%
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class (Formerly Great-West Lifetime 2045 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.82%	4.42%	7.68%
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class (Formerly Great-West Lifetime 2050 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	-16.95%	4.42%	7.34%
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class (Formerly Great-West Lifetime 2055 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-17.13%	4.29%	7.55%
APP A-21

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class (Formerly Great-West Lifetime 2060 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.94%	-17.10%	6.44%	6.44%
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class* (Formerly Great-West Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	-11.76%	3.88%	9.75%
US Fund Allocation-- 50% to 70% Equity	Empower Moderate Profile Fund - Investor Class* (Formerly Great-West Moderate Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-12.02%	3.83%	6.15%
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Allocation-- 30% to 50% Equity	Empower Moderately Conservative Profile Fund - Investor Class* (Formerly Great-West Moderately Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-10.82%	3.06%	4.91%
APP A-22

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class* (Formerly Great-West Multi-Sector Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;	0.90%	-11.42%	1.09%	2.70%
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class (Formerly Great-West S&P 500 ® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.51%	-18.55%	8.88%	11.95%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class* (Formerly Great-West Short Duration Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-4.25%	1.22%	1.26%
APP A-23

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class* (Formerly Great- West Small Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;	1.19%	-25.36%	7.50%	9.22%
US Fund Small Value	Empower Small Cap Value Fund - Investor Class* (Formerly Great-West Small Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;	1.09%	-10.03%	4.86%	9.10%
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (Formerly Great-West T. Rowe Price Mid Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Investment Management,Inc.	1.02%	-22.79%	7.13%	11.81%
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class* (Formerly Great- West U.S. Government Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-12.08%	-0.59%	0.45%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
APP A-24

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	-24.57%	9.15%	12.36%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
APP A-25

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21%	-19.99%	7.78%	11.19%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
APP A-26

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
APP A-27

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-28.67%	8.73%	11.12%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
APP A-28

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	-13.66%	5.84%	7.92%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	-19.20%	9.28%	12.83%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	-9.15%	9.27%	11.91%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
APP A-29

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Health	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-11.47%	9.13%	14.13%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.78%	-14.83%	3.10%	4.27%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.89%	-28.64%	3.26%	9.08%
APP A-30

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-31.07%	7.17%	9.83%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-14.41%	0.10%	1.24%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.68%	-0.50%	0.82%	0.52%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
APP A-31

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Europe Stock	Invesco EQV European Equity Fund - Class A (Formerly Invesco European Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.37%	-21.70%	-2.03%	3.04%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
APP A-32

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
US Fund Large Blend	Invesco Main Street Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	-20.17%	7.20%	10.68%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
APP A-33

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	Invesco Multi-Asset Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC	0.88%	-17.22%	-1.64%	1.98%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
APP A-34

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
APP A-35

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.27%	-0.29%	7.17%	10.17%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
APP A-36

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
APP A-37

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
APP A-38

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.76%	-12.68%	1.14%	3.70%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
APP A-39

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-18.87%	1.01%	3.35%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
APP A-40

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
APP A-41

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
APP A-42

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
APP A-43

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
APP A-44

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
APP A-45

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
APP A-46

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	-0.39%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
US Fund Large Blend	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	-17.20%	9.34%	12.35%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Large Growth	MFS® Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
APP A-47

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Technology	MFS® Technology Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.13%	-36.20%	7.82%	13.64%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	8.78%	11.88%
APP A-48

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
APP A-49

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Emerging Markets Bond	PIMCO Emerging Markets Bond Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.21%	-16.67%	-1.16%	0.76%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.99%	-8.21%	5.62%	10.13%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
APP A-50

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
US Fund High Yield Bond	Pioneer High Yield Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-10.86%	1.43%	3.46%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-31.27%	5.11%	10.40%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
US Fund Large Blend	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	-16.08%	9.29%	13.03%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
APP A-51

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.23%	-28.10%	10.20%	11.98%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3.43%	5.48%
US Fund Allocation-- 50% to 70% Equity	Russell LifePoints® Balanced Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.13%	-15.97%	1.17%	3.83%
US Fund Allocation-- 15% to 30% Equity	Russell LifePoints® Conservative Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	-13.96%	0.05%	1.63%
APP A-52

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Equity Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	-17.05%	2.35%	5.53%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.16%	-16.50%	2.26%	4.96%
US Fund Allocation-- 30% to 50% Equity	Russell LifePoints® Moderate Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.03%	-15.17%	0.10%	2.51%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-14.43%	2.71%	4.51%
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.01%	-14.60%	3.03%	5.21%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	-15.10%	3.38%	5.93%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.05%	-16.09%	3.79%	6.61%
APP A-53

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.08%	-17.42%	4.11%	7.19%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	-18.45%	4.39%	7.63%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	-19.27%	4.68%	7.99%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	-19.53%	4.91%	8.15%
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	-19.56%	4.94%	8.16%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.64%	4.87%	8.12%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.69%	4.87%	6.04%
US Fund Allocation-- 30% to 50% Equity	T. Rowe Price Retirement Balanced Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-13.52%	2.71%	3.97%
US Fund Diversified Emerging Mkts	Templeton Developing Markets Trust - Class A* Adviser: Templeton Asset Management Ltd. Subadviser: Franklin Templeton Inv Mgmt Ltd	1.39%	-22.21%	-1.63%	1.04%
APP A-54

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
APP A-55

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-17.68%	7.50%	10.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.83%	-13.29%	1.92%	2.23%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
APP A-56

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.80%	-16.08%	4.24%	6.27%
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund Health	The Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.30%	-11.75%	8.96%	13.78%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
APP A-57

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0.02%	1.07%
APP A-58

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	-14.06%	0.35%	1.39%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-17.13%	2.12%	4.43%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.31%	-19.49%	3.55%	9.69%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R3* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.46%	-34.21%	2.16%	6.99%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-34.16%	2.26%	7.09%
APP A-59

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Macro Trading	UBS Dynamic Alpha Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.37%	-5.42%	0.90%	0.83%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.29%	-16.99%	2.20%	4.24%
US Fund Allocation-- 50% to 70% Equity	UBS U.S. Allocation Fund - Class A Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	0.99%	-17.19%	5.38%	7.94%
APP A-60

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	12.87%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9.15%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
APP A-61

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	-16.22%	-0.09%	5.10%
*
 Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-6776
APP A-62

The Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, includes additional information about the Separate Account and the Contract. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower.com/plancloudws/fundprospectus and by e-mail request to participantservices@empower.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
C000068094

Talcott Resolution Life Insurance Company
Group Variable Annuity Contracts
Separate Account Eleven
Hartford 403(b) Cornerstone Innovations
Sub-Administered by Empower Annuity Insurance Company of America (formerly known as Great-West Life & Annuity Insurance Company)
Overview
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of the Separate Accounts that we established to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Underlying Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For additional information on the underlying Funds see Appendix A: “Underlying Funds”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the Underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call Empower at 1-844-804-8989 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦A bank or credit union deposit or obligation
♦FDIC or NCUA insured
♦Insured by any federal government agency
♦Guaranteed by any bank or credit union
♦May go down in value
Prospectus Dated: May 1, 2023

Glossary Of Special Terms
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Annual Maintenance Fee: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Approved Plan Related Investment Account: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by Us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Benefit Payment: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to Us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Empower: Empower Annuity Insurance Company, which serves as sub-administrator of the Contracts and the Separate Account. You may contact Empower at 1-844-804-8989, Participant_services@empower-retirement.com, or at 8515 E. Orchard Rd., Greenwood Village, CO 80111.
Empower Administrative Office: Overnight mailing address: 8515 E. Orchard Rd., Greenwood Village, CO 80111. Standard mailing address: Empower Retirement, LLC, 8515 E. Orchard Rd., Greenwood Village, CO 80111.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Premium Tax: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Separate Account: Separate Account Eleven of Talcott Resolution Life Insurance Company
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Talcott Resolution, We, Us or Our: Talcott Resolution Life Insurance Company
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

Important Information You Should Consider About the Contract
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.34%
	Investment options (Fund fees and expenses)[2]	0.30%	2.23%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $2,942
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value..	Changes to the Funds and Separate Account
Optional Benefits
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.

If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts – Transfers between Sub- Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution
Exchanges
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
N/A

to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.

Overview of the Contract
Purpose
The Contract is designed for purchase by sponsors of retirement plans established under Sections 401(a), 403(a), 403(b), 457 and 408 of the Code as an investment option for their participants. The Contract offers a number of Underlying Funds in which participants may invest through the Sub-accounts. A General Account Option that guarantees payment of a minimum interest rate may also be available.
Phases of the Contract
The Contract has two periods: 1) the Accumulation Period and (2) the Annuity Period:
During the Accumulation Period, the Employer makes Contributions to the Contract on behalf of Plan Participants that Participants may allocate among the Sub-Accounts and, if available through the Plan, to the General Account Option. For additional information about the Underlying Funds available for investment through the Sub-Accounts, see Appendix A: Underlying Funds, at the back of this prospectus.
During the Accumulation Period, participants may request full or partial surrenders of their Participant Account value. In addition, participants may be able to request a loan from their Participant Account value.
The Accumulation Period ends on the Annuity Commencement Date when annuity payments begin. A Participant selects an Annuity Commencement Date and an Annuity Payout Option. The Contract provides five annuity options, which may be selected on either a Fixed or Variable Annuity basis or a combination thereof.
During the Annuity Period, neither partial nor full surrenders are permitted except from annuities under Annuity Payout Option No. 5 - Payments for a Designated Period – that are selected on a variable basis. Nor may Participants request a loan during the Annuity Period.
Contract Features
Death Benefit: In the event that a participant dies during the Accumulation Period, the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances. The form of the death benefit payable is subject to any limitation imposed by the Plan and the terms of the Contract.
Withdrawal Options: Full and Partial Surrenders are permitted during the Accumulation Period. They are allowed during the Annuity Period only from an annuity under Option No. 5 – Payments for a Designated Period – that is selected on a variable basis.
Loans: Participants may request loans under certain Plans. To obtain a loan, the participant must enter into an agreement with the Contract administrator that describes the terms, conditions and fees or charges of the loan. The Plan may restrict the amount of Participant Account value available for a loan. See the more detailed section “Participant Loans”.
Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.

Fee Table
The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00

The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.23%
_____________________________________________________________________________________________
(1)
 We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)
 The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(3)
 The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(4)
 This fee does not include an interest charged under the terms of the loan.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. In addition, this Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Underlying Funds.

If these arrangements were taken into consideration, the expenses would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$8,166	$13,769	$19,465	$38,310
1.05%	$7,971	$13,185	$18,492	$36,462
0.85%	$7,776	$12,599	$17,512	$34,576
0.75%	$7,679	$12,305	$17,018	$33,619
0.65%	$7,581	$12,010	$16,518	$32,652
0.50%	$7,435	$11,567	$15,762	$31,184
0.35%	$7,289	$11,123	$15,002	$29,694
0.15%	$7,095	$10,528	$13,981	$27,671
0.00%	$6,948	$10,080	$13,209	$26,128

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,567	$10,912	$18,463	$38,280
1.05%	$3,362	$10,309	$17,480	$36,432
0.85%	$3,157	$9,704	$16,488	$34,546
0.75%	$3,055	$9,400	$15,989	$33,589
0.65%	$2,952	$9,096	$15,488	$32,622
0.50%	$2,798	$8,638	$14,732	$31,154
0.35%	$2,645	$8,179	$13,972	$29,664
0.15%	$2,440	$7,565	$12,951	$27,641
0.00%	$2,286	$7,103	$12,179	$26,098

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,597	$10,942	$18,493	$38,310
1.05%	$3,392	$10,339	$17,510	$36,462
0.85%	$3,187	$9,734	$16,518	$34,576
0.75%	$3,085	$9,430	$16,019	$33,619
0.65%	$2,982	$9,126	$15,518	$32,652
0.50%	$2,828	$8,668	$14,762	$31,184
0.35%	$2,675	$8,209	$14,002	$29,694
0.15%	$2,470	$7,595	$12,981	$27,671
0.00%	$2,316	$7,133	$12,209	$26,128
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.

Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.
The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (formerly named Hartford Life Insurance Company) is a stock life insurance company. It is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Its executive offices are located at 1 Griffin Road North, Windsor, CT 06095. Effective September 1, 2023, Talcott’s executive offices will be located at 1 American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) further to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution is ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The Separate Account
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts. Each Sub-account invests in a single class of shares of an Underlying Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. We do not guarantee the investment performance of the Sub-Accounts. Your Participant Account value allocated to the Sub-Accounts will vary with the investment performance of the Underlying Funds. You bear the full investment risk for all Contributions allocated to the Sub-Accounts of the Variable Account.
Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s investment experience and not the investment experience of Talcott Resolution’s other assets. Assets of the Separate Account may not be used to pay any liabilities of Talcott Resolution other than those arising under the Contract.
Underlying Funds
Each Underlying Fund is registered with the SEC as a diversified open–end management investment company under the 1940 Act. But the SEC does not supervise their management, investment practices or policies. The (i) name of each Underlying Fund, (ii) its investment objective, (iii) investment adviser and any sub-adviser, (iv) current expenses and (v) performance information is provided in Appendix A: Underlying Funds. Not all Underlying Funds may be available in all states.

The Underlying Fund each issues a prospectus, which contains additional important information about the Fund. You may obtain copies of the prospectuses for the Underlying Funds by contacting Empower at 1-844-804-8989.
For Contracts issued in connection with Employer-sponsored retirement plans, the Contract owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored Plan, you may not be able to allocate Contributions to all the Sub-Accounts described in the Prospectus. For additional information about the Sub-Accounts available to you, please refer to materials describing your employer’s Plan.
The Contract may contain a General Account option. The General Account option has certain restrictions. Neither the General Account option nor these restrictions are described in this prospectus. The General Account option is not required to be registered with the SEC
Fees and Payments Received by Talcott Resolution from the Fund Families
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Empower Annuity Insurance Company of America (“Empower”) (formerly known as Great-West Life & Annuity Insurance Company) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Empower to provide all of the administrative services necessary to support the Contracts. Under these arrangements, Empower now receives (through MassMutual) all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution.
The Contracts are no longer available for sale. The MassMutual affiliate formerly responsible for marketing and selling the Contracts continues to pay sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts.
Talcott Resolution receives substantial fees and payments with respect to the Underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments, which are sometimes called “revenue sharing” payments, are among a number of factors considered when deciding to include a fund in the menu of Underlying Funds offered through the Contract. All of the Underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. These fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds may be in amounts up to 0.80% of assets invested in a Underlying Fund. The fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and other compensation. The fees may result in a profit to the extent they exceed expenses, including the expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
Not all fund families pay the same amount of fees and compensation to Us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For information on which Underlying Funds pay Talcott Resolution such fees and at what level, please visit https://plan.empower-retirement.com/plancloudws/fundprospectus or call 1-844-804-8989. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution
Empower, as sub-administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, Empower pays endorsement/sponsorship fees to NAPO, FOP and NAGDCA, which allows Empower to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Empower, as sub-administrator for the Talcott Resolution Contracts, please call 1-844-804-8989. Written information will be provided upon request.

Voting Rights
Talcott Resolution is the legal owner of all Underlying Fund shares held in the Separate Account and has the right to vote at the Fund’s shareholder meetings.
As Sub-administrator of the Separate Account, Empower has assumed responsibility of voting the shares of the Underlying Funds on behalf of Talcott Resolution. To the extent required by federal securities laws or regulations, we will:
• Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;
•Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to provide instructions on how to vote the Fund shares held for the Contract;
•Arrange for the handling and tallying of proxies received from Contract Owners or Participants;
•Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and
•Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
All Fund shares for which no voting instructions are received will be voted in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit voting shares without obtaining Contract Owner or Participant instructions, , Empower may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the number of shares in the Underlying Funds held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account
Where permitted by applicable law, Talcott may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value), substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.
If additional Sub-Accounts are made available to Participants, Talcott may or may not make them available to you based on Our assessment of marketing needs and investment conditions. We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund’s availability.
General Account Option
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is funded through the General Account of Talcott Resolution. Contributions and Contract values allocated to the General Account are subject to the financial strength and claims paying ability of Talcott Resolution.

Declared Rate of Interest
Talcott Resolution credits interest on Contributions made to the General Account at a rate We declare for any period of time that we determine. We may change the declared interest rate from time to time at Our discretion.
Guaranteed Rate of Interest
Talcott Resolution guarantees a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers
Distributions and transfers from the General Account within a reasonable period of time after a Participant request is received at the Empower Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to Talcott Resolution’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Talcott Resolution’s ability to honor all guarantees under the Contract is subject to its claims-paying capabilities and/or financial strength.
Guaranteed Separate Account
We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to Our claims paying ability.
Contract Charges
Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•the cost of preparing sales literature,
•commissions and other compensation paid to broker dealers and their registered representatives, and
•other promotional and distribution related activities.
If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, We pay those expenses from Our general assets, including surplus. Surplus might include profits resulting from unused Program Charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
➣ Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➣ Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:
• Benefit Payments — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts “Benefit Payments”. Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon Our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.
•Plan Related Expenses — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other Plan Related Expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts “Plan Related Expenses.” Upon Our request, the Contract Owner must provide Us with reasonable documentation that a Surrender is a Plan Related Expense.
•Transfer to an Approved Plan Related Investment Account — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Plan that your Employer identifies and We accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.
We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.
Annual Maintenance Fee
The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year We deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant

Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, We may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate Us for Our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third party administrator with systems that are compatible with Our own.
Program and Administrative Charge
For providing administrative services, We deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual total value of the aggregate Participant Accounts within the Contract is lesser than the anticipated level, We may increase the Program and Administrative Charge on a going forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Program and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:
Method One: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your

Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates Us for providing administrative services under the Contracts.
If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by Us, We will bear the loss. If the Program and Administrative Charge exceeds these costs, We will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.
We may reduce the Program and Administrative Charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees
Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes
We reserve the right to deduct a charge for Premium Tax imposed on Us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed on the Annuity Commencement Date. We will pay Premium Taxes at the time imposed under applicable law. At Our sole discretion, We may deduct Premium Taxes at the time We pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee
You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts
We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether We are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as We deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at Our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, We may only apply experience credits prospectively.
Negotiated Charges and Fees
The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows Us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.

Charges of the Funds
The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Underlying Fund’s prospectuses.
Plan Related Expenses
The Contract Owner may direct Us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan-related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
You should consult a tax advisor regarding the tax treatment of adviser fee payments. Please consult with your investment adviser before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Any financial adviser fee you pay is in addition to this Contract’s fees and expenses.
You should ask your financial adviser about compensation they receive for this Contract. We are not an investment adviser, and we do not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
Description of the Contracts
The Contracts are group variable annuity contracts offered to:
•Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;
•
•Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and
•Individual Retirement Annuity programs adopted according to Section 408 of the Code.
The Contracts are not available for issuance except as described above.
It is important that you notify Empower if you change your address. If your mail is returned to Empower, we are likely to suspend future mailings until an updated address is obtained. In addition, Empower may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give Empower a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments
The Contract and a Participant’s interest in a Contract cannot be assigned, transferred, or pledged.
Pricing and Crediting of Contributions
Initial Contributions to your Participant Account are credited within two Valuation Days of receipt of a properly completed application and the initial Contribution at the Empower Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, We will hold the money in a non-interest bearing account for up to five Valuation Days while We try to obtain complete information. If We cannot obtain the information within five Valuation Days, We will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes Us to keep it until the necessary information is provided.

Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
Canceling your Certificate
If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.
Unless otherwise required by state law, We will pay you your Participant Account value as of the Valuation Day We receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until We receive your notice of cancellation. In certain states, however, We are required to return your Contributions without deduction for any fees or charges.
Surrender Charge Offset
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer and is limited to a maximum credit of 7%.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Talcott Resolution will reimburse the Plan not to exceed 7% of transferred assets.
Contribution Amounts
If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Us.
Transfers between Sub-Accounts
During phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when We process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to Us and your Registered Representative. Any oral communication should be re-confirmed in writing.
You may request a transfer into (purchases) a particular Sub-Account or transfers out of (redemptions) a particular Sub-Account. In addition, you may allocate Contributions to or request Surrenders from Sub-Accounts. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund We would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, We also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Underlying Fund We would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Underlying Funds that are available as investment options in Our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by Us or Our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of Our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by Us or Our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products We offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that We sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if We combine all transfer-out (redemption) requests and Surrenders of a Sub-Account with all other sales of that Underlying Fund from all Our other products, We may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then We would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
Restrictions on Sub-Account Transfers
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.
•If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.
•However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.
Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet, or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, We will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, Our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to an Underlying Fund’s trading policies, if any. We are obligated to provide, at the Underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in Our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, We have agreed to serve as a Fund’s agent to help monitor compliance with that Underlying Fund’s trading policy.
We are obligated to follow each Underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an Fund’s trading policy. Please refer to each Underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the Underlying Fund’s trading policies will be considered not in good order.
In certain circumstances, the Underlying Fund’s trading policies do not apply or may be limited. For instance:
•Certain types of financial intermediaries may not be required to provide Us with shareholder information.
•“Excepted funds” such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.
•An Underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.
•Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.
Possibility of Undetected Abusive Trading or Market Timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•Since We net all the purchases and redemptions for a particular Underlying Fund for this and many of Our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Underlying Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•In some cases, We are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because We do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide Us with limited information or no information at all regarding Participant Sub-Account transfers.

Impact of Frequent Transfers
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if We reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all Our variable product investors if the Fund and We cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, We do not have the tax identification number or other identifying information requested by a Fund in Our records. In those cases, We rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, We may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:
•Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.
•Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.
In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant’s Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact Us as soon as possible.
Telephone or internet transfer requests may be cancelled via the internet or by calling Us before the end of the Valuation Day you made the transfer request.
We, Our agents or Our affiliates are not responsible for losses resulting from telephone or electronic requests that We believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through Our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

Contract Value
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the Underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, We take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share plus applicable distributions per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day; multiplied by
•the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.
Method Two (not available to Contracts issued in New York)
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day.
Under Method Two, the value of any applicable Underlying Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call (844) 804-8989 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.
Shares of the Underlying Funds are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the Underlying Funds’ prospectus.
Surrenders and Withdrawals
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1∕2, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1∕2). Distributions prior to age 59 1∕2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “ Federal Tax Considerations”).
After termination of Contributions on your behalf and prior to your Annuity Commencement Date, you will have the following options:

1.
Continue your Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, you may your Participant Account for a lump sum cash settlement in accordance with 3. below.
2.
To provide Annuity payouts immediately. The values in your Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).
3.
To Surrender your Account in a single sum. The amount received will be the value next computed after receipt of a written Surrender request for complete Surrender at the Empower Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after We receive the written request.
4.
To request a partial Surrender of your Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), We will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See “Contract Charges”).
5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to Contract restrictions (See “Systematic Withdrawal Option”).
Systematic Withdrawal Option
If permitted by IRS regulations and the terms of the Plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1∕2 , an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by Us. Election of the SWO does not affect Participants’ other rights under the Contracts.
Payment of Surrender Value
Payments from the Sub-Accounts may be delayed beyond seven days only for periods (1) during which the New York Stock Exchange is closed other than customary weekend or holidays closings, or during which trading on the New York Stock Exchange is restricted; (2) during which an emergency exists that makes the valuation and disposal of the securities not reasonably practical; and (3) such other periods that the SEC may by order permit for the protection of investors.
Annuity Options
You are not required to annuitize this Contract. A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains their “applicable age” as described under “Federal Tax Considerations”) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month, or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, We reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, We will not assume responsibility in determining or monitoring any required minimum distributions (See “Federal Tax Considerations”). Generally, depending on the terms of your retirement plan, you may select from the following payment frequencies: monthly, quarterly, semi-annually, and annually.
Annuity Payout Options
Option 1: Life Annuity where We make monthly Annuity payouts for as long as the Annuitant lives.
❖❖ Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.
Option 2: Life Annuity with 120, 180 or 240 Monthly Payments Certain where We make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by Us.

Option 3: Cash Refund Life Annuity where We make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:
(a)	=	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b)	=	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date We receive Due Proof of Death.
Option 4: Joint and Last Survivor Annuity where We make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖When the Annuity is purchased, the Annuitant elects what percentage (50%, 662/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.
❖Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.
Option 5: Payments for a Designated Period where We agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by Us.
❖Option 5 does not involve life contingencies and does not provide any mortality guarantee.
❖Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).
For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Once Annuity payouts have started, no Surrenders are permitted except from an annuity under Annuity Payout Option 5 - Payments for a Designated Period – that are paid on a variable basis. Such surrenders may be subject to a Contingent Deferred Sales Charge.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Calculation of Annuity Payment
During the Annuity Period, your Participant Account Value will be applied to the Annuity Payout Option on either a fixed or variable basis, as you select. The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 We have the right to change the frequency of payment to intervals that will result in payments of at least $20.

Variable Annuity Payments
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see “Contract Value”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of
Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants
who have
terminated
their
employment
with the
Employer;
• Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
• A
Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Federal Tax Considerations
General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on Our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by Us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships
Upon your death, a surviving spouse may have certain continuation rights under the Contract that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting
The federal, as well as state and local, tax laws and regulations require Us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by Us against your own records, and in consultation with your own tax advisor, and should notify Us if you find any discrepancies in case corrections have to be made.
Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “Contract Value”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•no more than 70% is represented by any two investments,
•no more than 80% is represented by any three investments and
•no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in Our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, We believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, We reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•A contract acquired by the estate of a decedent by reason of such decedent’s death,
•Certain contracts acquired with respect to tax-qualified retirement arrangements,
•Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, We are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not Us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on Our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into Our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
Individual Retirement Annuities (“IRAs”)
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches their Required Beginning Date or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 25% penalty tax on any excess of the RMD amount over the amount actually distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS. In addition, any amount received before the Owner reaches age 59 1∕2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b.SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 25% penalty tax for failure to make a full RMD (or reduced amount), and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If We do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of Our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with Us.
d.Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death for non-spouse designated beneficiaries or distributed over the life or life expectancy of an Eligible Designated Beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a

Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($22,500 in 2023) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($7,500 in 2023). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($22,500 in 2023) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($7,500 in 2023). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.after the employee reaches age 59 1∕2;
b.upon the employee’s separation from service;
c.upon the employee’s death or disability;
d.in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);
e.as a qualified reservist distribution upon certain calls to active duty; or
f.with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($22,500 in 2023). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($7,500 in 2023); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59 1∕2, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform and are described in more detail below.
a.Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1∕2. However, this 10% penalty tax does not apply to a distribution that is either:
(i)made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
(ii)attributable to the employee’s becoming disabled under Code Section 72(m)(7);
(iii)part of a series of substantially equal periodic payments (not less frequently than annually  —  “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
(iv)(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
(v)(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
(vi)not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);
(vii)certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
(viii) distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix) certain designated qualified disaster distributions.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;
(ii)not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7);
(iii)for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8); or
(iv)certain other exceptions to the 10% penalty tax.
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1∕2 and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b.RMDs and 25% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 25% penalty tax on the amount that has not been timely distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
(i)the calendar year in which the individual attains their applicable age, or
(ii)(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
If the individual attains (1) age 70 1∕2 before 2020, the applicable age is 70 1∕2; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over  —
(a)the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or
(b)over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 25% penalty tax for RMDs (or reduced amount) if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, We advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either  —
a.an RMD amount;
b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “Non-Roth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from Non-Roth IRA to a Roth IRA, or a “conversion” of a Non-Roth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (Non-Roth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no l-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
Distribution
The Contracts are no longer offered for sale. MML Distributors, LLC (“MMLD”), a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), is the principal underwriter of the Contracts, which are sold by affiliated and unaffiliated broker-dealer, and financial institutions.

MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from Ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with Us) to encourage the sale of this Contract and other contracts that We issue to retirement programs that We or Our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments may be used for various purposes, and may take various forms, such as:
•Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.
•Payments for inclusion of Our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting Our products and services.
•Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.
•Payment and support to Underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.
•Sales support through such things as providing hardware and software, operational and systems integration, links to Our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
•“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•Occasional meals and entertainment, tickets to sporting events and other gifts.
More Information
Modification of the Contracts
Subject to any federal and state regulatory restrictions, We may modify the Contracts at any time by written agreement between the Contract Owner and Us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which We are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Accounts); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification We will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification.
We may suspend the Contract on at least 90 days written notice to the Contract Owner before the effective date of the suspension if the Contract Owner fails to assent to any modification of the Contract
Upon suspension of the Contract, We will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by Us under an Annuity that commenced prior to the date of suspension.
Reservation of Rights Under the Contract
We may, at Our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, We are not waiving it. We may decide to exercise a right or a reservation that We previously did not exercise.
Legal Proceeding
Like other insurance companies, We are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, We do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.

Appendix A – Underlying Funds
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
APP A-1

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.84%	-14.17%	-0.56%	0.54%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.22%	-1.67%	6.42%	10.65%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	-14.97%	6.80%	10.08%
APP A-2

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
APP A-3

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
APP A-4

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013) Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	8.86%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	1.09%	-10.32%	3.40%	4.01%
APP A-5

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
APP A-6

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
APP A-7

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
APP A-8

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A (Closed to Contracts issued on or about 4/30/2012) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2.10%	6.98%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
APP A-9

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.26%	-8.83%	4.57%	9.27%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
APP A-10

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
APP A-11

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-15.58%	5.59%	7.81%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Allocation-- 85%+ Equity	Empower Aggressive Profile Fund - Investor Class (Formerly Great-West Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.15%	-15.17%	5.10%	9.09%
US Fund Mid-Cap Value	Empower Ariel Mid Cap Value Fund - Investor Class* (Formerly Great-West Ariel Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Ariel Investments, LLC	1.05%	-12.94%	4.97%	9.49%
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class* (Formerly Great-West Bond Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.50%	-13.68%	-0.57%	0.54%
APP A-12

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 15% to 30% Equity	Empower Conservative Profile Fund - Investor Class* (Formerly Great- West Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.78%	-9.93%	2.29%	3.65%
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class * (Formerly Great-West Core Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;	0.70%	-14.70%	-0.43%	0.79%
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class (Formerly Great-West Core Strategies Flexible Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP	0.76%	-12.48%	0.45%	0.45%
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class* (Formerly Great-West Core Strategies International Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1.00%	-14.67%	1.84%	1.84%
APP A-13

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class* (Formerly Great- West Core Strategies U.S. Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.90%	-15.82%	8.43%	8.43%
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class* (Formerly Great-West Emerging Markets Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;	1.23%	-21.30%	-3.59%	-3.59%
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class* (Formerly Great-West High Yield Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	1.08%	-11.80%	2.17%	3.69%
US Fund Inflation- Protected Bond	Empower Inflation- Protected Securities Fund - Investor Class* (Formerly Great-West Inflation- Protected Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	0.70%	-8.92%	1.69%	1.69%
APP A-14

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class* (Formerly Great- West International Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;	1.20%	-30.35%	1.11%	4.08%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
US Fund Foreign Large Blend	Empower International Value Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: LSV Asset Management;Massachusetts Financial Services Company;	1.07%	-15.18%	1.23%	6.75%
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class* (Formerly Great- West Large Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;	1.00%	-23.16%	12.35%	13.74%
APP A-15

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Empower Large Cap Value Fund - Investor Class* (Formerly Great-West Large Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;	0.96%	-3.54%	7.61%	9.98%
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class* (Formerly Great-West Lifetime 2015 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.80%	-12.27%	3.06%	5.00%
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class* (Formerly Great-West Lifetime 2020 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-12.95%	3.20%	4.95%
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class* (Formerly Great-West Lifetime 2025 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.85%	-13.83%	3.46%	6.20%
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class* (Formerly Great-West Lifetime 2030 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.87%	-14.62%	3.73%	6.06%
APP A-16

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class* (Formerly Great-West Lifetime 2035 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.89%	-15.62%	4.07%	7.37%
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class (Formerly Great-West Lifetime 2040 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.30%	4.34%	7.13%
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class (Formerly Great-West Lifetime 2045 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.82%	4.42%	7.68%
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class (Formerly Great-West Lifetime 2050 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	-16.95%	4.42%	7.34%
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class (Formerly Great-West Lifetime 2055 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-17.13%	4.29%	7.55%
APP A-17

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class (Formerly Great-West Lifetime 2060 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.94%	-17.10%	6.44%	6.44%
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class* (Formerly Great-West Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	-11.76%	3.88%	9.75%
US Fund Allocation-- 50% to 70% Equity	Empower Moderate Profile Fund - Investor Class* (Formerly Great-West Moderate Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-12.02%	3.83%	6.15%
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Allocation-- 30% to 50% Equity	Empower Moderately Conservative Profile Fund - Investor Class* (Formerly Great-West Moderately Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-10.82%	3.06%	4.91%
APP A-18

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class* (Formerly Great-West Multi-Sector Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;	0.90%	-11.42%	1.09%	2.70%
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class (Formerly Great-West S&P 500 ® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.51%	-18.55%	8.88%	11.95%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class* (Formerly Great-West Short Duration Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-4.25%	1.22%	1.26%
APP A-19

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class* (Formerly Great- West Small Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;	1.19%	-25.36%	7.50%	9.22%
US Fund Small Value	Empower Small Cap Value Fund - Investor Class* (Formerly Great-West Small Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;	1.09%	-10.03%	4.86%	9.10%
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (Formerly Great-West T. Rowe Price Mid Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Investment Management,Inc.	1.02%	-22.79%	7.13%	11.81%
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class* (Formerly Great- West U.S. Government Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-12.08%	-0.59%	0.45%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
APP A-20

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.78%	-9.30%	2.38%	3.21%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
APP A-21

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	-31.89%	9.07%	12.07%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
APP A-22

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
APP A-23

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	-14.39%	-0.06%	4.01%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
APP A-24

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.16%	-2.44%	1.22%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-17.70%	-1.08%	1.19%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
APP A-25

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A (Closed to Contracts issued on or about 3/1/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
APP A-26

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
APP A-27

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
APP A-28

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-9.09%	10.03%	12.88%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.68%	1.43%	0.86%	0.47%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
APP A-29

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
APP A-30

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
APP A-31

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A* Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-32.59%	5.87%	9.47%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.64%	-14.08%	-0.22%	1.06%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 11/22/2013) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
APP A-32

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-18.87%	1.01%	3.35%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
APP A-33

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
APP A-34

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
APP A-35

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
APP A-36

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.05%	-15.02%	-0.79%	1.07%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
APP A-37

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
US Fund Utilities	MFS® Utilities Fund - Class R3* (Closed to Contracts issued on or about 3/1/2013) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Global Large- Stock Growth	MSIF Global Opportunity Portfolio - Class A Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Co	1.20%	-41.74%	2.77%	11.91%
APP A-38

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	-30.28%	5.17%	9.02%
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	-19.97%	6.11%	9.33%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
APP A-39

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.87%	-9.68%	6.43%	9.71%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
APP A-40

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3.43%	5.48%
APP A-41

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
APP A-42

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
US Fund Allocation-- 50% to 70% Equity	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.97%	-13.65%	5.61%	7.86%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
APP A-43

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.06%	-0.77%	8.42%	10.94%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
APP A-44

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-18.24%	1.45%	4.58%
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-24.39%	4.72%	10.49%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
APP A-45

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0.02%	1.07%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
APP A-46

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	12.87%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
APP A-47

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9.15%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012) Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A* Adviser: Virtus Fund Advisers, LLC Subadviser: Virtus Fixed Income Advisers, LLC	0.70%	-13.70%	0.03%	0.78%
*
 Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-6777
APP A-48

The Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, includes additional information about the Separate Account and the Contract. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower.com/plancloudws/fundprospectus and by e-mail request to participantservices@empower.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
C000078453

Talcott Resolution Life Insurance Company
Group Variable Annuity Contracts
Separate Account Eleven
Premier InnovationsSM (Series II)
Sub-Administered by Empower Annuity Insurance Company of America (formerly known as Great-West Life & Annuity Insurance Company)
Overview
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of the Separate Accounts that we established to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Underlying Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For additional information on the underlying Funds see Appendix A: “Underlying Funds”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the Underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call Empower at 1-844-804-8989 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦A bank or credit union deposit or obligation
♦FDIC or NCUA insured
♦Insured by any federal government agency
♦Guaranteed by any bank or credit union
♦May go down in value
Prospectus Dated: May 1, 2023

2

3

Glossary Of Special Terms
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Annual Maintenance Fee: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Approved Plan Related Investment Account: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by Us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Benefit Payment: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to Us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Empower: Empower Annuity Insurance Company, which serves as sub-administrator of the Contracts and the Separate Account. You may contact Empower at 1-844-804-8989, Participant_services@empower-retirement.com, or at 8515 E. Orchard Rd., Greenwood Village, CO 80111.
Empower Administrative Office: Overnight mailing address: 8515 E. Orchard Rd., Greenwood Village, CO 80111. Standard mailing address: Empower Retirement, LLC, 8515 E. Orchard Rd., Greenwood Village, CO 80111.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
4

General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Premium Tax: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Separate Account: Separate Account Eleven of Talcott Resolution Life Insurance Company
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Talcott Resolution, We, Us or Our: Talcott Resolution Life Insurance Company
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
5

Important Information You Should Consider About the Contract
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.32%
	Investment options (Fund fees and expenses)[2]	0.30%	2.97%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value..	Changes to the Funds and Separate Account
Optional Benefits
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.

If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts – Transfers between Sub- Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution
Exchanges
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
N/A

to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.

Overview of the Contract
Purpose
The Contract is designed for purchase by sponsors of retirement plans established under Sections 401(a), 403(a), 403(b), 457 and 408 of the Code as an investment option for their participants. The Contract offers a number of Underlying Funds in which participants may invest through the Sub-accounts. A General Account Option that guarantees payment of a minimum interest rate may also be available.
Phases of the Contract
The Contract has two periods: 1) the Accumulation Period and (2) the Annuity Period:
During the Accumulation Period, the Employer makes Contributions to the Contract on behalf of Plan Participants that Participants may allocate among the Sub-Accounts and, if available through the Plan, to the General Account Option. For additional information about the Underlying Funds available for investment through the Sub-Accounts, see Appendix A: Underlying Funds, at the back of this prospectus.
During the Accumulation Period, participants may request full or partial surrenders of their Participant Account value. In addition, participants may be able to request a loan from their Participant Account value.
The Accumulation Period ends on the Annuity Commencement Date when annuity payments begin. A Participant selects an Annuity Commencement Date and an Annuity Payout Option. The Contract provides five annuity options, which may be selected on either a Fixed or Variable Annuity basis or a combination thereof.
During the Annuity Period, neither partial nor full surrenders are permitted except from annuities under Annuity Payout Option No. 5 - Payments for a Designated Period – that are selected on a variable basis. Nor may Participants request a loan during the Annuity Period.
Contract Features
Death Benefit: In the event that a participant dies during the Accumulation Period, the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances. The form of the death benefit payable is subject to any limitation imposed by the Plan and the terms of the Contract.
Withdrawal Options: Full and Partial Surrenders are permitted during the Accumulation Period. They are allowed during the Annuity Period only from an annuity under Option No. 5 – Payments for a Designated Period – that is selected on a variable basis.
Loans: Participants may request loans under certain Plans. To obtain a loan, the participant must enter into an agreement with the Contract administrator that describes the terms, conditions and fees or charges of the loan. The Plan may restrict the amount of Participant Account value available for a loan. See the more detailed section “Participant Loans”.
Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.
Fee Table
The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.

Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.97%
_____________________________________________________________________________________________
(1)
 We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)
 The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(3)
 The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(4)
 This fee does not include an interest charged under the terms of the loan.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. In addition, this Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Underlying Funds. If these arrangements were taken into consideration, the expenses would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$8,886	$15,908	$22,991	$44,832
1.05%	$8,691	$15,333	$22,049	$43,118
0.85%	$8,497	$14,756	$21,098	$41,368
0.75%	$8,399	$14,466	$20,620	$40,479
0.65%	$8,302	$14,176	$20,140	$39,582
0.50%	$8,156	$13,740	$19,416	$38,219
0.35%	$8,010	$13,302	$18,687	$36,835
0.15%	$7,815	$12,716	$17,709	$34,957
0.00%	$7,669	$12,276	$16,969	$33,523

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,326	$13,120	$22,028	$44,802
1.05%	$4,121	$12,527	$21,076	$43,088
0.85%	$3,916	$11,931	$20,115	$41,338
0.75%	$3,813	$11,632	$19,631	$40,449
0.65%	$3,711	$11,332	$19,146	$39,552
0.50%	$3,557	$10,882	$18,414	$38,189
0.35%	$3,403	$10,430	$17,677	$36,805
0.15%	$3,198	$9,825	$16,687	$34,927
0.00%	$3,044	$9,370	$15,939	$33,493

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,356	$13,150	$22,058	$44,832
1.05%	$4,151	$12,557	$21,106	$43,118
0.85%	$3,946	$11,961	$20,145	$41,368
0.75%	$3,843	$11,662	$19,661	$40,479
0.65%	$3,741	$11,362	$19,176	$39,582
0.50%	$3,587	$10,912	$18,444	$38,219
0.35%	$3,433	$10,460	$17,707	$36,835
0.15%	$3,228	$9,855	$16,717	$34,957
0.00%	$3,074	$9,400	$15,969	$33,523

Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.
The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the

Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (formerly named Hartford Life Insurance Company) is a stock life insurance company. It is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Its executive offices are located at 1 Griffin Road North, Windsor, CT 06095. Effective September 1, 2023, Talcott’s executive offices will be located at 1 American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) further to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution is ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The Separate Account
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts. Each Sub-account invests in a single class of shares of an Underlying Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. We do not guarantee the investment performance of the Sub-Accounts. Your Participant Account value allocated to the Sub-Accounts will vary with the investment performance of the Underlying Funds. You bear the full investment risk for all Contributions allocated to the Sub-Accounts of the Variable Account.
Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s investment experience and not the investment experience of Talcott Resolution’s other assets. Assets of the Separate Account may not be used to pay any liabilities of Talcott Resolution other than those arising under the Contract.
Underlying Funds
Each Underlying Fund is registered with the SEC as a diversified open–end management investment company under the 1940 Act. But the SEC does not supervise their management, investment practices or policies. The (i) name of each Underlying Fund, (ii) its investment objective, (iii) investment adviser and any sub-adviser, (iv) current expenses and (v) performance information is provided in Appendix A: Underlying Funds. Not all Underlying Funds may be available in all states.
The Underlying Fund each issues a prospectus, which contains additional important information about the Fund. You may obtain copies of the prospectuses for the Underlying Funds by contacting Empower at 1-844-804-8989.

For Contracts issued in connection with Employer-sponsored retirement plans, the Contract owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored Plan, you may not be able to allocate Contributions to all the Sub-Accounts described in the Prospectus. For additional information about the Sub-Accounts available to you, please refer to materials describing your employer’s Plan.
The Contract may contain a General Account option. The General Account option has certain restrictions. Neither the General Account option nor these restrictions are described in this prospectus. The General Account option is not required to be registered with the SEC
Fees and Payments Received by Talcott Resolution from the Fund Families
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Empower Annuity Insurance Company of America (“Empower”) (formerly known as Great-West Life & Annuity Insurance Company) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Empower to provide all of the administrative services necessary to support the Contracts. Under these arrangements, Empower now receives (through MassMutual) all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution.
The Contracts are no longer available for sale. The MassMutual affiliate formerly responsible for marketing and selling the Contracts continues to pay sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts.
Talcott Resolution receives substantial fees and payments with respect to the Underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments, which are sometimes called “revenue sharing” payments, are among a number of factors considered when deciding to include a fund in the menu of Underlying Funds offered through the Contract. All of the Underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. These fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds may be in amounts up to 0.80% of assets invested in a Underlying Fund. The fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and other compensation. The fees may result in a profit to the extent they exceed expenses, including the expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
Not all fund families pay the same amount of fees and compensation to Us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For information on which Underlying Funds pay Talcott Resolution such fees and at what level, please visit https://plan.empower-retirement.com/plancloudws/fundprospectus or call 1-844-804-8989. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution
Empower, as sub-administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, Empower pays endorsement/sponsorship fees to NAPO, FOP and NAGDCA, which allows Empower to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Empower, as sub-administrator for the Talcott Resolution Contracts, please call 1-844-804-8989. Written information will be provided upon request.
Voting Rights
Talcott Resolution is the legal owner of all Underlying Fund shares held in the Separate Account and has the right to vote at the Fund’s shareholder meetings.
As Sub-administrator of the Separate Account, Empower has assumed responsibility of voting the shares of the Underlying Funds on behalf of Talcott Resolution. To the extent required by federal securities laws or regulations, we will:

• Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;
•Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to provide instructions on how to vote the Fund shares held for the Contract;
•Arrange for the handling and tallying of proxies received from Contract Owners or Participants;
•Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and
•Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
All Fund shares for which no voting instructions are received will be voted in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit voting shares without obtaining Contract Owner or Participant instructions, , Empower may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the number of shares in the Underlying Funds held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account
Where permitted by applicable law, Talcott may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value), substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.
If additional Sub-Accounts are made available to Participants, Talcott may or may not make them available to you based on Our assessment of marketing needs and investment conditions. We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund’s availability.
General Account Option
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is funded through the General Account of Talcott Resolution. Contributions and Contract values allocated to the General Account are subject to the financial strength and claims paying ability of Talcott Resolution.
Declared Rate of Interest
Talcott Resolution credits interest on Contributions made to the General Account at a rate We declare for any period of time that we determine. We may change the declared interest rate from time to time at Our discretion.
Guaranteed Rate of Interest
Talcott Resolution guarantees a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

Distributions and Transfers
Distributions and transfers from the General Account within a reasonable period of time after a Participant request is received at the Empower Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to Talcott Resolution’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Talcott Resolution’s ability to honor all guarantees under the Contract is subject to its claims-paying capabilities and/or financial strength.
Guaranteed Separate Account
We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to Our claims paying ability.
Contract Charges
Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•the cost of preparing sales literature,
•commissions and other compensation paid to broker dealers and their registered representatives, and
•other promotional and distribution related activities.
If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, We pay those expenses from Our general assets, including surplus. Surplus might include profits resulting from unused Program Charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
➣ Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➣ Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:
• Benefit Payments — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts “Benefit Payments”. Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon Our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.
•Plan Related Expenses — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other Plan Related Expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts “Plan Related Expenses.” Upon Our request, the Contract Owner must provide Us with reasonable documentation that a Surrender is a Plan Related Expense.
•Transfer to an Approved Plan Related Investment Account — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Plan that your Employer identifies and We accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.
We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.
Annual Maintenance Fee
The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year We deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, We may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate Us for Our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third party administrator with systems that are compatible with Our own.
Program and Administrative Charge
For providing administrative services, We deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual total value of the aggregate Participant Accounts within the Contract is lesser than the anticipated level, We may increase the Program and Administrative Charge on a going forward basis. In no event will the charge exceed 1.25%.

Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Program and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:
Method One: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates Us for providing administrative services under the Contracts.
If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by Us, We will bear the loss. If the Program and Administrative Charge exceeds these costs, We will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.
We may reduce the Program and Administrative Charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees
Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes
We reserve the right to deduct a charge for Premium Tax imposed on Us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed on the Annuity Commencement Date. We will pay Premium Taxes at the time imposed under applicable law. At Our sole discretion, We may deduct Premium Taxes at the time We pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

Transfer Fee
You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts
We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether We are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as We deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at Our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, We may only apply experience credits prospectively.
Negotiated Charges and Fees
The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows Us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds
The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Underlying Fund’s prospectuses.
Plan Related Expenses
The Contract Owner may direct Us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan-related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
You should consult a tax advisor regarding the tax treatment of adviser fee payments. Please consult with your investment adviser before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Any financial adviser fee you pay is in addition to this Contract’s fees and expenses.
You should ask your financial adviser about compensation they receive for this Contract. We are not an investment adviser, and we do not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
Description of the Contracts
The Contracts are group variable annuity contracts offered to:
•Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;
•
•Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•Individual Retirement Annuity programs adopted according to Section 408 of the Code.
The Contracts are not available for issuance except as described above.
It is important that you notify Empower if you change your address. If your mail is returned to Empower, we are likely to suspend future mailings until an updated address is obtained. In addition, Empower may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give Empower a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments
The Contract and a Participant’s interest in a Contract cannot be assigned, transferred, or pledged.
Pricing and Crediting of Contributions
Initial Contributions to your Participant Account are credited within two Valuation Days of receipt of a properly completed application and the initial Contribution at the Empower Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, We will hold the money in a non-interest bearing account for up to five Valuation Days while We try to obtain complete information. If We cannot obtain the information within five Valuation Days, We will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes Us to keep it until the necessary information is provided.
Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
Canceling your Certificate
If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.
Unless otherwise required by state law, We will pay you your Participant Account value as of the Valuation Day We receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until We receive your notice of cancellation. In certain states, however, We are required to return your Contributions without deduction for any fees or charges.
Surrender Charge Offset
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer and is limited to a maximum credit of 7%.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Talcott Resolution will reimburse the Plan not to exceed 7% of transferred assets.
Contribution Amounts
If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Us.
Transfers between Sub-Accounts
During phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when We process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to Us and your Registered Representative. Any oral communication should be re-confirmed in writing.
You may request a transfer into (purchases) a particular Sub-Account or transfers out of (redemptions) a particular Sub-Account. In addition, you may allocate Contributions to or request Surrenders from Sub-Accounts. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund We would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, We also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Underlying Fund We would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Underlying Funds that are available as investment options in Our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by Us or Our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of Our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by Us or Our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products We offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that We sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if We combine all transfer-out (redemption) requests and Surrenders of a Sub-Account with all other sales of that Underlying Fund from all Our other products, We may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then We would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
Restrictions on Sub-Account Transfers
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.
•If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.
•However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.
Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet, or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, We will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, Our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to an Underlying Fund’s trading policies, if any. We are obligated to provide, at the Underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in Our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, We have agreed to serve as a Fund’s agent to help monitor compliance with that Underlying Fund’s trading policy.
We are obligated to follow each Underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an Fund’s trading policy. Please refer to each Underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the Underlying Fund’s trading policies will be considered not in good order.
In certain circumstances, the Underlying Fund’s trading policies do not apply or may be limited. For instance:
•Certain types of financial intermediaries may not be required to provide Us with shareholder information.
•“Excepted funds” such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.
•An Underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.
•Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.
Possibility of Undetected Abusive Trading or Market Timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•Since We net all the purchases and redemptions for a particular Underlying Fund for this and many of Our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Underlying Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•In some cases, We are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because We do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide Us with limited information or no information at all regarding Participant Sub-Account transfers.

Impact of Frequent Transfers
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if We reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all Our variable product investors if the Fund and We cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, We do not have the tax identification number or other identifying information requested by a Fund in Our records. In those cases, We rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, We may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:
•Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.
•Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.
In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant’s Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact Us as soon as possible.
Telephone or internet transfer requests may be cancelled via the internet or by calling Us before the end of the Valuation Day you made the transfer request.
We, Our agents or Our affiliates are not responsible for losses resulting from telephone or electronic requests that We believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through Our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Contract Value
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the Underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, We take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share plus applicable distributions per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day; multiplied by
•the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.
Method Two (not available to Contracts issued in New York)
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day.
Under Method Two, the value of any applicable Underlying Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call (844) 804-8989 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.
Shares of the Underlying Funds are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the Underlying Funds’ prospectus.
Surrenders and Withdrawals
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1∕2, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1∕2). Distributions prior to age 59 1∕2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “ Federal Tax Considerations”).
After termination of Contributions on your behalf and prior to your Annuity Commencement Date, you will have the following options:

1.
Continue your Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, you may your Participant Account for a lump sum cash settlement in accordance with 3. below.
2.
To provide Annuity payouts immediately. The values in your Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).
3.
To Surrender your Account in a single sum. The amount received will be the value next computed after receipt of a written Surrender request for complete Surrender at the Empower Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after We receive the written request.
4.
To request a partial Surrender of your Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), We will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See “Contract Charges”).
5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to Contract restrictions (See “Systematic Withdrawal Option”).
Systematic Withdrawal Option
If permitted by IRS regulations and the terms of the Plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1∕2 , an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by Us. Election of the SWO does not affect Participants’ other rights under the Contracts.
Payment of Surrender Value
Payments from the Sub-Accounts may be delayed beyond seven days only for periods (1) during which the New York Stock Exchange is closed other than customary weekend or holidays closings, or during which trading on the New York Stock Exchange is restricted; (2) during which an emergency exists that makes the valuation and disposal of the securities not reasonably practical; and (3) such other periods that the SEC may by order permit for the protection of investors.

Annuity Options
You are not required to annuitize this Contract. A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains their “applicable age” as described under “Federal Tax Considerations”) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month, or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, We reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, We will not assume responsibility in determining or monitoring any required minimum distributions (See “Federal Tax Considerations”). Generally, depending on the terms of your retirement plan, you may select from the following payment frequencies: monthly, quarterly, semi-annually, and annually.
Annuity Payout Options
Option 1: Life Annuity where We make monthly Annuity payouts for as long as the Annuitant lives.
❖❖ Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.
Option 2: Life Annuity with 120, 180 or 240 Monthly Payments Certain where We make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by Us.
Option 3: Cash Refund Life Annuity where We make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:
(a)	=	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b)	=	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date We receive Due Proof of Death.
Option 4: Joint and Last Survivor Annuity where We make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖When the Annuity is purchased, the Annuitant elects what percentage (50%, 662/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.
❖Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.
Option 5: Payments for a Designated Period where We agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by Us.
❖Option 5 does not involve life contingencies and does not provide any mortality guarantee.
❖Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Once Annuity payouts have started, no Surrenders are permitted except from an annuity under Annuity Payout Option 5 - Payments for a Designated Period – that are paid on a variable basis. Such surrenders may be subject to a Contingent Deferred Sales Charge.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Calculation of Annuity Payment
During the Annuity Period, your Participant Account Value will be applied to the Annuity Payout Option on either a fixed or variable basis, as you select. The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 We have the right to change the frequency of payment to intervals that will result in payments of at least $20.
Variable Annuity Payments
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see “Contract Value”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of
Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125

ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment
with the
Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.

When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Federal Tax Considerations
General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on Our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by Us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships
Upon your death, a surviving spouse may have certain continuation rights under the Contract that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting
The federal, as well as state and local, tax laws and regulations require Us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by Us against your own records, and in consultation with your own tax advisor, and should notify Us if you find any discrepancies in case corrections have to be made.
Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “Contract Value”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•no more than 70% is represented by any two investments,
•no more than 80% is represented by any three investments and
•no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in Our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment.

As a result, We believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, We reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•A contract acquired by the estate of a decedent by reason of such decedent’s death,
•Certain contracts acquired with respect to tax-qualified retirement arrangements,
•Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, We are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not Us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on Our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into Our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
Individual Retirement Annuities (“IRAs”)
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches their Required Beginning Date or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 25% penalty tax on any excess of the RMD amount over the amount actually distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS. In addition, any amount received before the Owner reaches age 59 1∕2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b.SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 25% penalty tax for failure to make a full RMD (or reduced amount), and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If We do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of Our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with Us.
d.Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death for non-spouse designated beneficiaries or distributed over the life or life expectancy of an Eligible Designated Beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($22,500 in 2023) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($7,500 in 2023). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($22,500 in 2023) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($7,500 in 2023). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.after the employee reaches age 59 1∕2;
b.upon the employee’s separation from service;
c.upon the employee’s death or disability;
d.in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);
e.as a qualified reservist distribution upon certain calls to active duty; or
f.with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007,

Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($22,500 in 2023). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($7,500 in 2023); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59 1∕2, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible

Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform and are described in more detail below.
a.Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1∕2. However, this 10% penalty tax does not apply to a distribution that is either:
(i)made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
(ii)attributable to the employee’s becoming disabled under Code Section 72(m)(7);
(iii)part of a series of substantially equal periodic payments (not less frequently than annually  —  “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
(iv)(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
(v)(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
(vi)not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);
(vii)certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
(viii) distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or
(ix) certain designated qualified disaster distributions.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;
(ii)not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7);
(iii)for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8); or
(iv)certain other exceptions to the 10% penalty tax.
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1∕2 and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b.RMDs and 25% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 25% penalty tax on the amount that has not been timely distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS.

An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
(i)the calendar year in which the individual attains their applicable age, or
(ii)(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
If the individual attains (1) age 70 1∕2 before 2020, the applicable age is 70 1∕2; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over  —
(a)the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or
(b)over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 25% penalty tax for RMDs (or reduced amount) if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.

Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, We advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either  —
a.an RMD amount;
b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “Non-Roth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from Non-Roth IRA to a Roth IRA, or a “conversion” of a Non-Roth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (Non-Roth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no l-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
Distribution
The Contracts are no longer offered for sale. MML Distributors, LLC (“MMLD”), a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), is the principal underwriter of the Contracts, which are sold by affiliated and unaffiliated broker-dealer, and financial institutions.
MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from Ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with Us) to encourage the sale of this Contract and other contracts that We issue to retirement programs that We or Our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments may be used for various purposes, and may take various forms, such as:
•Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.
•Payments for inclusion of Our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting Our products and services.

•Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.
•Payment and support to Underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.
•Sales support through such things as providing hardware and software, operational and systems integration, links to Our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
•“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
•Occasional meals and entertainment, tickets to sporting events and other gifts.
More Information
Modification of the Contracts
Subject to any federal and state regulatory restrictions, We may modify the Contracts at any time by written agreement between the Contract Owner and Us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which We are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Accounts); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification We will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification.
We may suspend the Contract on at least 90 days written notice to the Contract Owner before the effective date of the suspension if the Contract Owner fails to assent to any modification of the Contract
Upon suspension of the Contract, We will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by Us under an Annuity that commenced prior to the date of suspension.
Reservation of Rights Under the Contract
We may, at Our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, We are not waiving it. We may decide to exercise a right or a reservation that We previously did not exercise.
Legal Proceeding
Like other insurance companies, We are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, We do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.

Appendix A – Underlying Funds
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
APP A-1

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012) Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	-11.56%	-1.41%	3.47%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
APP A-2

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.84%	-14.17%	-0.56%	0.54%
US Fund Large Blend	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: American Century Investment Management Inc Subadviser: N/A	0.90%	-23.10%	5.81%	9.75%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	-28.28%	7.63%	9.98%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.22%	-1.67%	6.42%	10.65%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	-14.97%	6.80%	10.08%
APP A-3

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
APP A-4

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
APP A-5

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	8.86%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
APP A-6

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	1.09%	-10.32%	3.40%	4.01%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
APP A-7

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
APP A-8

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
APP A-9

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2.10%	6.98%
APP A-10

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
APP A-11

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Columbia Seligman Global Technology Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.18%	-31.23%	14.37%	17.78%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.26%	-8.83%	4.57%	9.27%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
APP A-12

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
APP A-13

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.13%	-19.53%	-2.44%	-0.95%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
APP A-14

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-15.58%	5.59%	7.81%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.21%	-9.43%	10.78%	12.66%
US Fund Allocation-- 85%+ Equity	Empower Aggressive Profile Fund - Investor Class (Formerly Great-West Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.15%	-15.17%	5.10%	9.09%
US Fund Mid-Cap Value	Empower Ariel Mid Cap Value Fund - Investor Class* (Formerly Great-West Ariel Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Ariel Investments, LLC	1.05%	-12.94%	4.97%	9.49%
APP A-15

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class* (Formerly Great-West Bond Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.50%	-13.68%	-0.57%	0.54%
US Fund Allocation-- 15% to 30% Equity	Empower Conservative Profile Fund - Investor Class* (Formerly Great- West Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.78%	-9.93%	2.29%	3.65%
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class * (Formerly Great-West Core Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;	0.70%	-14.70%	-0.43%	0.79%
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class (Formerly Great-West Core Strategies Flexible Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP	0.76%	-12.48%	0.45%	0.45%
APP A-16

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class * (Formerly Great-West Core Strategies International Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1.00%	-14.67%	1.84%	1.84%
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class* (Formerly Great- West Core Strategies U.S. Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.90%	-15.82%	8.43%	8.43%
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class* (Formerly Great-West Emerging Markets Equity Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;	1.23%	-21.30%	-3.59%	-3.59%
APP A-17

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class* (Formerly Great-West High Yield Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	1.08%	-11.80%	2.17%	3.69%
US Fund Inflation- Protected Bond	Empower Inflation- Protected Securities Fund - Investor Class* (Formerly Great-West Inflation- Protected Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	0.70%	-8.92%	1.69%	1.69%
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class* (Formerly Great- West International Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;	1.20%	-30.35%	1.11%	4.08%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
APP A-18

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Empower International Value Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: LSV Asset Management;Massachusetts Financial Services Company;	1.07%	-15.18%	1.23%	6.75%
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class* (Formerly Great- West Large Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;	1.00%	-23.16%	12.35%	13.74%
US Fund Large Value	Empower Large Cap Value Fund - Investor Class* (Formerly Great-West Large Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;	0.96%	-3.54%	7.61%	9.98%
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class* (Formerly Great-West Lifetime 2015 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.80%	-12.27%	3.06%	5.00%
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class* (Formerly Great-West Lifetime 2020 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-12.95%	3.20%	4.95%
APP A-19

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class* (Formerly Great-West Lifetime 2025 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.85%	-13.83%	3.46%	6.20%
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class* (Formerly Great-West Lifetime 2030 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.87%	-14.62%	3.73%	6.06%
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class* (Formerly Great-West Lifetime 2035 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.89%	-15.62%	4.07%	7.37%
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class (Formerly Great-West Lifetime 2040 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.30%	4.34%	7.13%
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class (Formerly Great-West Lifetime 2045 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.82%	4.42%	7.68%
APP A-20

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class (Formerly Great-West Lifetime 2050 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	-16.95%	4.42%	7.34%
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class (Formerly Great-West Lifetime 2055 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-17.13%	4.29%	7.55%
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class (Formerly Great-West Lifetime 2060 Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.94%	-17.10%	6.44%	6.44%
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class* (Formerly Great-West Mid Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	-11.76%	3.88%	9.75%
US Fund Allocation-- 50% to 70% Equity	Empower Moderate Profile Fund - Investor Class* (Formerly Great-West Moderate Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-12.02%	3.83%	6.15%
APP A-21

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Allocation-- 30% to 50% Equity	Empower Moderately Conservative Profile Fund - Investor Class* (Formerly Great-West Moderately Conservative Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	-10.82%	3.06%	4.91%
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class* (Formerly Great-West Multi-Sector Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;	0.90%	-11.42%	1.09%	2.70%
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class (Formerly Great-West S&P 500 ® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.51%	-18.55%	8.88%	11.95%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
APP A-22

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class* (Formerly Great-West Short Duration Bond Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-4.25%	1.22%	1.26%
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class* (Formerly Great- West Small Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;	1.19%	-25.36%	7.50%	9.22%
US Fund Small Value	Empower Small Cap Value Fund - Investor Class* (Formerly Great-West Small Cap Value Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;	1.09%	-10.03%	4.86%	9.10%
APP A-23

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (Formerly Great-West T. Rowe Price Mid Cap Growth Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Investment Management,Inc.	1.02%	-22.79%	7.13%	11.81%
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class* (Formerly Great- West U.S. Government Securities Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	0.60%	-12.08%	-0.59%	0.45%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
APP A-24

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.78%	-9.30%	2.38%	3.21%
APP A-25

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
APP A-26

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	-31.89%	9.07%	12.07%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
APP A-27

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-28.67%	8.73%	11.12%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
APP A-28

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	-14.39%	-0.06%	4.01%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
APP A-29

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.16%	-2.44%	1.22%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-17.70%	-1.08%	1.19%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Blend	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd	1.22%	-22.20%	1.44%	5.39%
APP A-30

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
APP A-31

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
APP A-32

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.27%	-0.29%	7.17%	10.17%
APP A-33

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
APP A-34

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
APP A-35

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
APP A-36

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-9.09%	10.03%	12.88%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.68%	1.43%	0.86%	0.47%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
APP A-37

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A* Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-32.59%	5.87%	9.47%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-18.87%	1.01%	3.35%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.64%	-14.08%	-0.22%	1.06%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
APP A-38

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
APP A-39

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
APP A-40

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
APP A-41

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
APP A-42

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
APP A-43

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
APP A-44

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	-0.39%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.05%	-15.02%	-0.79%	1.07%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
APP A-45

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Technology	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.13%	-36.20%	7.82%	13.64%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
APP A-46

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	8.78%	11.88%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	-30.28%	5.17%	9.02%
APP A-47

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	-19.97%	6.11%	9.33%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
APP A-48

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.87%	-9.68%	6.43%	9.71%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.99%	-8.21%	5.62%	10.13%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
APP A-49

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3.43%	5.48%
US Fund Allocation-- 50% to 70% Equity	Russell LifePoints® Balanced Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.13%	-15.97%	1.17%	3.83%
APP A-50

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 15% to 30% Equity	Russell LifePoints® Conservative Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	-13.96%	0.05%	1.63%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Equity Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	-17.05%	2.35%	5.53%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.16%	-16.50%	2.26%	4.96%
US Fund Allocation-- 30% to 50% Equity	Russell LifePoints® Moderate Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.03%	-15.17%	0.10%	2.51%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
APP A-51

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
US Fund Allocation-- 50% to 70% Equity	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.97%	-13.65%	5.61%	7.86%
APP A-52

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.06%	-0.77%	8.42%	10.94%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
APP A-53

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund Health	The Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.30%	-11.75%	8.96%	13.78%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
APP A-54

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-18.24%	1.45%	4.58%
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-24.39%	4.72%	10.49%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
APP A-55

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0.02%	1.07%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-34.16%	2.26%	7.09%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
APP A-56

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Macro Trading	UBS Dynamic Alpha Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.37%	-5.42%	0.90%	0.83%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.29%	-16.99%	2.20%	4.24%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
APP A-57

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	12.87%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9.15%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
APP A-58

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A* Adviser: Virtus Fund Advisers, LLC Subadviser: Virtus Fixed Income Advisers, LLC	0.70%	-13.70%	0.03%	0.78%
*
 Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-6778
APP A-59

The Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, includes additional information about the Separate Account and the Contract. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower.com/plancloudws/fundprospectus and by e-mail request to participantservices@empower.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
C000078454

Statement of Additional Information
Separate Account Eleven
Premier InnovationsSM
HV-6776
Issued by
Talcott Resolution Life Insurance Company
1 Griffin Road North, Windsor, CT 06095
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to Participant_services@empower-retirement.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Date of Prospectus: May 1, 2023
Date of Statement of Additional Information: May 1, 2023

2

General Information
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (formerly named Hartford Life Insurance Company) is a stock life insurance company. It is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Its executive offices are located at 1 Griffin Road North, Windsor, CT 06095. Effective September 1, 2023, Talcott’s executive offices will be located at 1 American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) further to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity and Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution is ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com [talcottresolution.com] or visiting the SEC’s website at www.sec.gov [sec.gov]. You may also obtain reports and other financial information about us by contacting your state insurance department.

Legal Matters
All matters of applicable state law pertaining to the Contracts, including the Company’s right to issue the Contracts, have been passed upon by the Company’s Chief Compliance Officer. Eversheds Sutherland (USA) LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

Services
A. Safekeeping of Separate Account Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
3

B. Independent Registered Public Accounting Firm
The consolidated financial statements and the related financial statement schedules of Talcott Resolution Life Insurance Company as of December 31, 2022 and 2021 (Successor Company), and for the year ended December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), and for the year ended December 31, 2020 (Predecessor Company), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements and financial highlights for the year ended December 31, 2022 of each of the Sub-accounts of Talcott Resolution Life Insurance Company Separate Account Eleven have been included in this Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, an independent registered public accounting firm, and in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Talcott Resolution Life Insurance Company Separate Account Eleven’s independent registered public accounting firm.

The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2021 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been incorporated herein by reference in this Statement of Additional Information in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also incorporated herein by reference, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston, MA 02111.

C. Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2022, 2021, and 2020, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.

Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.
4

We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2022 and for the period then ended, are included herein.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2021 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended is incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement File No.333-151805 as filed on April 27, 2022.
5

Statement of Additional Information
Separate Account Eleven
Hartford 403(b) Cornerstone Innovations
HV-6777
Issued by
Talcott Resolution Life Insurance Company
1 Griffin Road North, Windsor, CT 06095
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to Participant_services@empower-retirement.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Date of Prospectus: May 1, 2023
Date of Statement of Additional Information: May 1, 2023

2

General Information
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (formerly named Hartford Life Insurance Company) is a stock life insurance company. It is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Its executive offices are located at 1 Griffin Road North, Windsor, CT 06095. Effective September 1, 2023, Talcott’s executive offices will be located at 1 American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) further to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity and Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution is ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com [talcottresolution.com] or visiting the SEC’s website at www.sec.gov [sec.gov]. You may also obtain reports and other financial information about us by contacting your state insurance department.

Legal Matters
All matters of applicable state law pertaining to the Contracts, including the Company’s right to issue the Contracts, have been passed upon by the Company’s Chief Compliance Officer. Eversheds Sutherland (USA) LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

Services
A. Safekeeping of Separate Account Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
3

B. Independent Registered Public Accounting Firm
The consolidated financial statements and the related financial statement schedules of Talcott Resolution Life Insurance Company as of December 31, 2022 and 2021 (Successor Company), and for the year ended December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), and for the year ended December 31, 2020 (Predecessor Company), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements and financial highlights for the year ended December 31, 2022 of each of the Sub-accounts of Talcott Resolution Life Insurance Company Separate Account Eleven have been included in this Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, an independent registered public accounting firm, and in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Talcott Resolution Life Insurance Company Separate Account Eleven’s independent registered public accounting firm.

The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2021 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been incorporated herein by reference in this Statement of Additional Information in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also incorporated herein by reference, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston, MA 02111.

C. Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2022, 2021, and 2020, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.

Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.
4

We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

5

Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2022 and for the period then ended, are included herein.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2021 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended is incorporated by reference to Post-Effective Amendment No. 36 to Registration File No. 333-151805 as filed on April 27, 2022.
6

Statement of Additional Information
Separate Account Eleven
Premier InnovationsSM (Series II)
HV-6778
Issued by
Talcott Resolution Life Insurance Company
1 Griffin Road North, Windsor, CT 06095
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to Participant_services@empower-retirement.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Date of Prospectus: May 1, 2023
Date of Statement of Additional Information: May 1, 2023

2

General Information
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (formerly named Hartford Life Insurance Company) is a stock life insurance company. It is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Its executive offices are located at 1 Griffin Road North, Windsor, CT 06095. Effective September 1, 2023, Talcott’s executive offices will be located at 1 American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) further to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity and Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution is ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com [talcottresolution.com] or visiting the SEC’s website at www.sec.gov [sec.gov]. You may also obtain reports and other financial information about us by contacting your state insurance department.

Legal Matters
All matters of applicable state law pertaining to the Contracts, including the Company’s right to issue the Contracts, have been passed upon by the Company’s Chief Compliance Officer. Eversheds Sutherland (USA) LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

Services
A. Safekeeping of Separate Account Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
3

B. Independent Registered Public Accounting Firm
The consolidated financial statements and the related financial statement schedules of Talcott Resolution Life Insurance Company as of December 31, 2022 and 2021 (Successor Company), and for the year ended December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), and for the year ended December 31, 2020 (Predecessor Company), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements and financial highlights for the year ended December 31, 2022 of each of the Sub-accounts of Talcott Resolution Life Insurance Company Separate Account Eleven have been included in this Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, an independent registered public accounting firm, and in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Talcott Resolution Life Insurance Company Separate Account Eleven’s independent registered public accounting firm.

The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2021 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been incorporated herein by reference in this Statement of Additional Information in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also incorporated herein by reference, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston, MA 02111.

C. Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2022, 2021, and 2020, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.

Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.
4

We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

5

Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2022 and for the period then ended, are included herein.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2021 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended is incorporated by reference to Post-Effective Amendment No. 36 to Registration File No. 333-151805 as filed on April 27, 2022.
6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life Insurance Company Separate Account Eleven and the Board of Directors of Empower Life & Annuity Insurance Company of New York

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A of Talcott Resolution Life Insurance Company Separate Account Eleven (the “Separate Account”) as of December 31, 2022, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Separate Account as of December 31, 2022, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year or period ended December 31, 2021 and financial highlights for each of the years in the four-year period ended December 31, 2021 were audited by other auditors, whose report, dated April 21, 2022, expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE

Denver, Colorado

April 28, 2023

We have served as the auditor of one or more separate accounts sponsored by Talcott Resolution Life Insurance Company since 2022.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

APPENDIX A

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
American Century Equity Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century Ultra® Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century VP Balanced Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century Small Company Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century Small Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century Focused Large Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century Inflation-Adjusted Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century Equity Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century VP Disciplined Core Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century VP Ultra Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century VP Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century Mid Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco V.I. Small Cap Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco V.I. Diversified Dividend Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco EQV European Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco EQV International Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Small Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Real Estate Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Small Cap Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco EQV Emerging Markets All Cap Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century Diversified Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Domini Impact Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
AB Global Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
AB Global Risk Allocation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
AB Relative Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
AB Sustainable International Thematic Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
AB International Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
AB Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
AB Discovery Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
AB Discovery Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
AB Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
AB High Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds AMCAP Fund®	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds American Balanced Fund®	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds Capital Income Builder®	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds EuroPacific Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds Fundamental Investors Fund(SM)	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds New Perspective Fund®	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds The Bond Fund of America®	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds The Growth Fund of America®	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds The Income Fund of America®	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds The Investment Company of America®	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds The New Economy Fund®	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds Washington Mutual Investors Fund(SM)	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds American Mutual Fund®	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds Capital World Growth and Income Fund®	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Funds SMALLCAP World Fund®	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022

New World Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Ariel Appreciation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Ariel Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Artisan Mid Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Ave Maria Rising Dividend Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Ave Maria Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Ave Maria Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock LifePath® Dynamic 2030 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock LifePath® Dynamic 2040 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock LifePath® Dynamic Retirement Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock LifePath® Dynamic 2050 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock LifePath® Dynamic 2025 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock LifePath® Dynamic 2035 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock LifePath® Dynamic 2045 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock LifePath® Dynamic 2055 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Baron Small Cap Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock Impact Mortgage Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock Equity Dividend Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock Capital Appreciation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock Advantage Large Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Calvert VP SRI Balanced Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Calvert Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Calvert Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Calvert Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Columbia Contrarian Core Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Columbia Small Cap Value I Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Columbia Select Mid Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Columbia Acorn Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
CRM Mid Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Calamos International Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Davis Financial Fund	December 31, 2022	For the period January 21, 2022 to December 31, 2022	For the period January 21, 2022 to December 31, 2022
Davis New York Venture Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Davis Opportunity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Delaware Diversified Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Delaware Extended Duration Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Dreyfus Bond Market Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BNY Mellon Variable Investment Fund Appreciation Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BNY Mellon International Stock Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BNY Mellon MidCap Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BNY Mellon Small Cap Stock Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BNY Mellon Sustainable U.S. Equity Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BNY Mellon S&P 500 Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Eaton Vance Large-Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Eaton Vance Dividend Builder Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Eaton Vance Worldwide Health Sciences Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Eaton Vance Income Fund of Boston	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022

Eaton Vance Balanced Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Eaton Vance Atlanta Capital SMID-Cap Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Allspring Asset Allocation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Allspring Emerging Markets Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Allspring Utility & Telecommunications Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Alger Capital Appreciation Institutional Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Alger Mid Cap Growth Institutional Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Alger Small Cap Growth Institutional Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Nuveen Mid Cap Growth Opportunities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Nuveen Small Cap Select Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity Advisor Equity Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity Advisor Value Strategies Fund	N/A	For the period January 1, 2020 to September 28, 2022	For the period January 1, 2020 to September 28, 2022
Fidelity Advisor Leveraged Company Stock Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Federated Hermes Equity Income Fund, Inc.	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Federated Hermes Fund for U.S. Government Securities	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Federated Hermes MDT Mid Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Federated Hermes High Income Bond Fund, Inc.	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Federated Hermes Kaufmann Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Federated Hermes Short-Term Income Fund	N/A	For the period January 1, 2022 to September 28, 2022	For the period January 1, 2022 to September 28, 2022
Federated Hermes Global Allocation Fund	N/A	For the period January 1, 2022 to October 24, 2022	For the period January 1, 2022 to October 24, 2022
Federated Hermes Total Return Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Federated Hermes Clover Small Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Federated Hermes International Leaders Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity® VIP Growth Opportunities Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity® VIP Overseas Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity® VIP Value Strategies Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity® VIP Balanced Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity® VIP Growth & Income Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity® VIP Freedom 2020 Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity® VIP Freedom 2030 Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity® VIP Freedom 2015 Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity® VIP Freedom 2025 Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity Advisor® Stock Selector All Cap Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Templeton Developing Markets Trust	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin High Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin Strategic Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Templeton Global Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin U.S. Government Securities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin Small Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin Mutual Global Discovery Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Templeton Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin Total Return Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin Mutual U.S. Mid Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin Mutual Beacon Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin Mutual Shares Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022

Franklin Small-Mid Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin Conservative Allocation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin Growth Allocation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Franklin Moderate Allocation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Templeton Foreign Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs Income Builder Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs Capital Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs Core Fixed Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs U.S. Equity Insights Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs Government Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs Equity Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs Mid Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs Focused International Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs Mid Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs Small Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs Strategic Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs High Yield Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs Large Cap Core Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs Small/Mid Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Goldman Sachs Satellite Strategies Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford Balanced HLS Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford Total Return Bond HLS Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford Capital Appreciation HLS Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford Dividend and Growth HLS Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford Healthcare HLS Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford Disciplined Equity HLS Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford International Opportunities HLS Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford MidCap HLS Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford Ultrashort Bond HLS Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford Small Company HLS Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford Small Cap Growth HLS Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford Stock HLS Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford Checks and Balances Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford High Yield	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford Dividend and Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford International Opportunities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford MidCap Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford Small Company Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford Total Return Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford Healthcare Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford Growth Opportunities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford Quality Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford Moderate Allocation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022

The Hartford Conservative Allocation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford Capital Appreciation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford Growth Allocation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford Inflation Plus Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford Equity Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford Balanced Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
The Hartford MidCap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hotchkis and Wiley Large Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco V.I. Technology Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Technology Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Delaware Ivy Natural Resources Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Delaware Ivy Large Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Delaware Ivy Science and Technology Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Delaware Ivy Asset Strategy Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Janus Henderson Forty Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Janus Henderson Global Research Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Janus Henderson Enterprise Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Janus Henderson Balanced Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Janus Henderson Overseas Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Janus Henderson Flexible Bond Fund	N/A	For the period January 1, 2022 to August 30, 2022	For the period January 1, 2022 to August 30, 2022
Janus Henderson Forty Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Janus Henderson Balanced Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Janus Henderson Enterprise Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Janus Henderson Overseas Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Janus Henderson Global Research Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Janus Henderson Mid Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
PGIM Jennison Natural Resources Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
PGIM Jennison Mid-Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual High Yield Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan Large Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan Core Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan Small Cap Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan Small Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan Small Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan U.S. Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan SmartRetirement 2020 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan SmartRetirement 2025 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan SmartRetirement 2030 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan SmartRetirement 2035 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan SmartRetirement 2040 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan SmartRetirement 2045 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan SmartRetirement 2050 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan SmartRetirement Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022

JP Morgan Smart Retirement 2055 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Loomis Sayles Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
LKCM Aquinas Catholic Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Lord Abbett Affiliated Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Lord Abbett Fundamental Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Lord Abbett Bond Debenture Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Lord Abbett Growth Opportunities fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Lord Abbett Dividend Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Lord Abbett Total Return Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Lord Abbett Developing Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Lord Abbett International Equity Inv Opt	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Lord Abbett Value Opportunities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Clearbridge Value Trust	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BMO Mid-Cap Value Fund	N/A	For the period January 1, 2022 to January 21, 2022	For the period January 1, 2022 to January 21, 2022
MFS® Emerging Markets Debt Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Massachusetts Investors Growth Stock Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS High Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS International New Discovery Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS Mid Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS New Discovery Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS Research International Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS Total Return Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS Utilities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS Total Return Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS Massachusetts Investors Trust	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS International Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS Core Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS Government Securities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS International Intrinsic Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS Technology Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS Utilities Series	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MFS High Yield Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock Global Allocation Fund, Inc.	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock Advantage Large Cap Core Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock Advantage U.S. Total Market Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock Mid-Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock International Dividend Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock Mid Cap Growth Equity Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Victory Munder Mid-Cap Core Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Neuberger Berman Sustainable Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Nuveen International Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022

The Oakmark International Small Cap Fund	N/A	For the period January 1, 2022 to September 28, 2022	For the period January 1, 2022 to September 28, 2022
The Oakmark Equity and Income Fund	N/A	For the period January 1, 2022 to May 1, 2022	For the period January 1, 2022 to May 1, 2022
Invesco Capital Appreciation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Global Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Global Opportunities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Oppenheimer International Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Main Street Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Global Strategic Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Main Street Mid Cap Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Developing Markets Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco International Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Main Street All Cap Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Gold & Special Minerals Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco International Diversified Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Rising Dividends Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Putnam Focused International Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Putnam VT High Yield Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Putnam VT Emerging Markets Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Putnam VT Sustainable Leaders Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Putnam VT Small Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Pioneer Disciplined Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Pioneer Equity Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Pioneer Fundamental Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Virtus NFJ International Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Virtus NFJ Small-Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Virtus NFJ Dividend Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
PIMCO Total Return Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
PIMCO Emerging Markets Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
PIMCO Real Return Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Pioneer Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Pioneer High Yield Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Pioneer Strategic Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Pioneer Mid Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Pioneer Select Mid Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
PIMCO Total Return ESG Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Putnam Large Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Putnam High Yield Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Putnam International Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Putnam Sustainable Leaders Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Putnam International Capital Opportunities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Putnam Small Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Royce Small-Cap Total Return Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Royce Smaller-Companies Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022

Royce Small-Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Columbia Large Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Virtus Ceredex Small-Cap Value Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Virtus Ceredex Mid-Cap Value Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Virtus Ceredex Large-Cap Value Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
DWS RREEF Real Estate Securities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
DWS CROCI Equity Dividend Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
DWS Capital Growth Fund	N/A	For the period January 1, 2022 to April 26, 2022	For the period January 1, 2022 to April 26, 2022
DWS Enhanced Emerging Markets Fixed Income	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
SSgA S&P 500 Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
DWS Core Equity VIP	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
DWS International Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Overseas Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Total Return Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Blue Chip Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Mid Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Strategic Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
ClearBridge Appreciation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
ClearBridge Aggressive Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
ClearBridge All Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
ClearBridge Mid Cap Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
ClearBridge Small Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Thornburg International Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Thornburg Small/Mid Cap Core Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Thornburg Small/Mid Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Timothy Plan Large/Mid Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
T. Rowe Price Growth Stock Fund, Inc.	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
T. Rowe Price Equity Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
T. Rowe Price Retirement 2010 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
T. Rowe Price Retirement 2020 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
T. Rowe Price Retirement 2030 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
T. Rowe Price Retirement 2040 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
T. Rowe Price Retirement 2050 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
T. Rowe Price Retirement Balanced Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
T. Rowe Price Retirement 2045 Fund	December 31, 2022	For the period January 19, 2022 to December 31, 2022	For the period January 19, 2022 to December 31, 2022
UBS Global Allocation Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Vanguard Small-Cap Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Vanguard Mid-Cap Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Vanguard Total Bond Market Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Victory Diversified Stock Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Victory Special Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Victory Sycamore Small Company Opportunity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Victory Sycamore Established Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022

Invesco Comstock Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Equity and Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Growth and Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Quality Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Small Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco American Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Value Opportunities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Diversified Dividend Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco American Franchise Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Global Core Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Vanguard 500 Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Allspring International Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Allspring Core Bond Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Columbia Seligman Technology and Information Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Columbia Seligman Global Technology Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Columbia Select Small Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
TIAA-CREF Large Cap Value Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
TIAA-CREF Large Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
TIAA-CREF Bond Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
TIAA-CREF Equity Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Equity Opportunities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MM MSCI EAFE® International Index Fund	N/A	For the period January 1, 2022 to June 27, 2022	For the period January 1, 2022 to June 27, 2022
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century Heritage Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
ClearBridge Small Cap Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
North Square Spectrum Alpha Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Intermediate Bond Factor Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Strategic Emerging Markets Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Small Cap Opportunities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Small Cap Growth Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity VIP Freedom 2035 Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Fidelity VIP Freedom 2050 Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Delaware Ivy Small Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan Mid Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Discovery Mid Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022

T. Rowe Price Retirement 2060 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MSIF Global Opportunity Portfolio	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan U.S. Government Money Market Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
American Century U.S. Government Money Market Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Balanced-Risk Commodity Strategy Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Putnam Growth Opportunities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
John Hancock New Opportunities Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Columbia Large Cap Growth Opportunity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
JPMorgan SmartRetirement 2060 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Victory RS Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Pioneer Global Sustainable Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock Advantage Small Cap Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Select T.Rowe Price Retire 2020 Fund	December 31, 2022	For the period November 18, 2022 to December 31, 2022	For the year ended December 31, 2022
MassMutual Select T.Rowe Price Retire 2025 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Select T.Rowe Price Retire 2030 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Select T.Rowe Price Retire 2035 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Select T.Rowe Price Retire 2040 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Select T.Rowe Price Retire 2045 Fund	December 31, 2022	For the period October 10, 2022 to December 31, 2022	For the period October 10, 2022 to December 31, 2022
MassMutual Select T.Rowe Price Retire 2050 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Select T.Rowe Price Retire 2060 Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BlackRock S&P 500 Index V.I. Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford International Equity Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
BNY Mellon Insight Core Plus Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Keeley Small Cap Dividend Value Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Hartford Global Impact Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Invesco Dividend Income Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
AB Sustainable Global Thematic Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Virtus Duff & Phelps Water Fund Institutional	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MassMutual Global Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Columbia Acorn International Select Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
AMG GW&K Small/Mid Cap	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
PGIM Jennison Focused Growth Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
NexPoint Merger Arbitrage Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MM Russell 2000® Small Cap Index Fund	N/A	For the period January 1, 2022 to June 27, 2022	For the period January 1, 2022 to June 27, 2022
MM S&P 500® Index Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
MM S&P Mid Cap Index Fund	N/A	For the period January 1, 2022 to June 29, 2022	For the period January 1, 2022 to June 29, 2022
Russell Balanced Strategy Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Russell Conservative Strategy Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Russell Equity Growth Strategy Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Russell Growth Strategy Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Russell Moderate Strategy Fund	December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022
Empower S&P Mid Cap 400 Index Fund	December 31, 2022	For the period June 7, 2022 to December 31, 2022	For the period June 7, 2022 to December 31, 2022

Empower S&P SmallCap 600 Index Fund	December 31, 2022	For the period June 15, 2022 to December 31, 2022	For the period June 15, 2022 to December 31, 2022
Empower International Index Fund	December 31, 2022	For the period June 7, 2022 to December 31, 2022	For the period June 7, 2022 to December 31, 2022

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	American Century Equity Income Fund	American Century Growth Fund
	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,791,284	43,833

Cost	$22,985,009	$1,563,931

Market Value	$24,451,644	$1,477,612

Due from Sponsor Company	-	1
Receivable from fund shares sold	-	-
Purchase payments receivable	11,613	509

Total assets	24,463,257	1,478,122

Liabilities:
Due to Sponsor Company	2	-
Payable for fund shares purchased	11,613	509
Redemptions payable	-	-

Total liabilities	11,615	509

Net assets:
For contract liabilities	$24,451,642	$1,477,613

Deferred contracts in the accumulation period:
Units owned by participants #	1,488,806	24,310
Minimum unit fair value #*	15.269536	55.632619
Maximum unit fair value #*	54.343645	66.120920
Contract liability	$24,451,642	$1,477,613

Deferred contracts in the annuity period:
Units owned by participants #	-	-
Minimum unit fair value #*	-	-
Maximum unit fair value #*	-	-
Contract liability	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	American Century Ultra® Fund	American Century VP Balanced Fund	American Century Small Company Fund	American Century Small Cap Value Fund	American Century Focused Large Cap Value fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	10,235	80,789	86	394,968	6,192

Cost	$497,046	$622,147	$1,277	$3,378,627	$58,940

Market Value	$525,583	$541,288	$1,070	$3,556,410	$60,061

Due from Sponsor Company	-	-	-	-	-
Receivable from fund shares sold	-	-	-	13	-
Purchase payments receivable	1,486	38	56	2,581	153

Total assets	527,069	541,326	1,126	3,559,004	60,214

Liabilities:
Due to Sponsor Company		-	-	-	-
Payable for fund shares purchased	1,486	38	56	2,581	153
Redemptions payable	-	-	-	13	-

Total liabilities	1,486	38	56	2,594	153

Net assets:
For contract liabilities	$525,583	$541,288	$1,070	$3,556,410	$60,061

Deferred contracts in the accumulation period:
Units owned by participants #	12,734	24,013	73	97,372	2,922
Minimum unit fair value #*	36.379138	22.541621	14.655277	29.816926	19.616611
Maximum unit fair value #*	45.848278	24.747652	15.161365	46.798629	24.080123
Contract liability	$525,583	$541,288	$1,070	$3,556,410	$60,061

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	American Century Inflation -Adjusted Bond Fund	American Century Equity Growth Fund	American Century VP Disciplined Core Value Fund	American Century VP Ultra Fund	American Century VP Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	10,141	3,183	24,963	55,963	48,899

Cost	$118,241	$93,858	$213,267	$1,050,482	$503,382

Market Value	$106,478	$70,162	$178,985	$1,082,328	$608,795

Due from Sponsor Company	1	1	-	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	-	99	4	445

Total assets	106,479	70,163	179,084	1,082,332	609,240

Liabilities:
Due to Sponsor Company	-	-	4	-	1
Payable for fund shares purchased	-	-	99	4	445
Redemptions payable	-	-	-	-	-

Total liabilities	-	-	103	4	446

Net assets:
For contract liabilities	$106,479	$70,163	$178,981	$1,082,328	$608,794

Deferred contracts in the accumulation period:
Units owned by participants #	7,858	2,612	6,432	24,452	20,415
Minimum unit fair value #*	12.888068	22.067608	27.773411	44.263588	28.660609
Maximum unit fair value #*	15.139562	28.584403	38.310049	52.255054	36.506919
Contract liability	$106,479	$70,163	$178,645	$1,082,328	$585,105

Deferred contracts in the annuity period:
Units owned by participants #	-	-	12	-	827
Minimum unit fair value #*	-	-	27.773505	-	28.659539
Maximum unit fair value #*	-	-	27.773505	-	28.659539
Contract liability	$-	$-	$336	$-	$23,689

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	American Century Mid Cap Value Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco EQV European Equity Fund	Invesco EQV International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	33,953	6,457	894	8,273	11,710

Cost	$549,699	$117,438	$20,962	$295,842	$337,824

Market Value	$522,544	$97,239	$22,334	$247,781	$231,040

Due from Sponsor Company	-	1	-	4	3
Receivable from fund shares sold	-	-	-	-	1,552
Purchase payments receivable	3,703	-	-	593	-

Total assets	526,247	97,240	22,334	248,378	232,595

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	3,703	-	-	593	-
Redemptions payable	-	-	-	-	1,552

Total liabilities	3,703	-	-	593	1,552

Net assets:
For contract liabilities	$522,544	$97,240	$22,334	$247,785	$231,043

Deferred contracts in the accumulation period:
Units owned by participants #	15,116	4,193	843	20,473	14,729
Minimum unit fair value #*	31.750044	23.189353	26.488810	10.892447	12.495029
Maximum unit fair value #*	37.278780	32.486194	28.751800	17.261055	19.092538
Contract liability	$522,544	$97,240	$22,334	$247,785	$231,043

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Invesco Small Cap Growth Fund	Invesco Real Estate Fund	Invesco Small Cap Equity Fund	Invesco EQV Emerging Markets All Cap Fund	American Century Diversified Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	150,343	220,311	24,647	81,365	13,935

Cost	$5,243,500	$4,590,922	$332,189	$3,348,529	$150,009

Market Value	$3,469,560	$3,616,192	$284,920	$2,529,134	$128,337

Due from Sponsor Company	5	1	2	1	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	2,090	-	447	249	2

Total assets	3,471,655	3,616,193	285,369	2,529,384	128,339

Liabilities:
Due to Sponsor Company	-	-	-	-	5
Payable for fund shares purchased	2,090	-	447	249	2
Redemptions payable	-	-	-	-	-

Total liabilities	2,090	-	447	249	7

Net assets:
For contract liabilities	$3,469,565	$3,616,193	$284,922	$2,529,135	$128,332

Deferred contracts in the accumulation period:
Units owned by participants #	80,434	105,867	12,158	215,169	12,113
Minimum unit fair value #*	17.589267	16.062546	21.382637	11.583169	10.546349
Maximum unit fair value #*	63.510177	51.837135	26.779976	15.001796	12.383098
Contract liability	$3,469,565	$3,616,193	$284,922	$2,529,135	$128,332

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Domini Impact Equity Fund	AB Global Bond Fund	AB Global Risk Allocation Fund	AB Relative Value Fund	AB Sustainable International Thematic Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	3,828	16,810	10,599	7,338	21,166

Cost	$100,722	$138,456	$177,324	$40,948	$369,868

Market Value	$97,778	$112,961	$164,283	$43,003	$354,099

Due from Sponsor Company	4	-	1	1	3
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	160	-	107	10	-

Total assets	97,942	112,961	164,391	43,014	354,102

Liabilities:
Due to Sponsor Company	-	2	-	-	-
Payable for fund shares purchased	160	-	107	10	-
Redemptions payable	-	-	-	-	-

Total liabilities	160	2	107	10	-

Net assets:
For contract liabilities	$97,782	$112,959	$164,284	$43,004	$354,102

Deferred contracts in the accumulation period:
Units owned by participants #	3,730	10,332	8,376	1,629	28,864
Minimum unit fair value #*	23.749538	10.799882	14.103443	24.704108	10.089058
Maximum unit fair value #*	93.592039	12.528711	22.928239	29.336649	14.652961
Contract liability	$97,782	$112,959	$164,284	$43,004	$354,102

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	AB International Value Fund	AB Growth Fund	AB Discovery Growth Fund	AB Discovery Value Fund	AB Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	51,192	509	26,368	25,391	1,236

Cost	$684,254	$41,622	$299,598	$526,881	$19,106

Market Value	$647,072	$39,913	$222,543	$498,940	$17,948

Due from Sponsor Company	2	2	1	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	734	-	48	17	10

Total assets	647,808	39,915	222,592	498,957	17,958

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	734	-	48	17	10
Redemptions payable	-	-	-	-	-

Total liabilities	734	-	48	17	10

Net assets:
For contract liabilities	$647,074	$39,915	$222,544	$498,940	$17,948

Deferred contracts in the accumulation period:
Units owned by participants #	62,415	1,231	6,503	19,240	1,319
Minimum unit fair value #*	6.319269	31.315352	29.432865	24.518938	13.546724
Maximum unit fair value #*	20.664667	36.890415	35.469766	29.451820	16.472061
Contract liability	$647,074	$39,915	$222,544	$498,940	$17,948

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	AB High Income Fund	American Funds AMCAP Fund®	American Funds American Balanced Fund®	American Funds Capital Income Builder®	American Funds EuroPacific Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	61,982	109,146	601,275	209,568	316,507

Cost	$489,376	$3,302,676	$16,368,149	$12,312,751	$16,171,423

Market Value	$404,123	$3,118,296	$17,222,186	$13,206,988	$15,106,885

Due from Sponsor Company	-	-	2	1	1
Receivable from fund shares sold	-	-	-	9,574	2,154
Purchase payments receivable	69	12,810	-	18,932	14,378

Total assets	404,192	3,131,106	17,222,188	13,235,495	15,123,418

Liabilities:
Due to Sponsor Company	4	-	-	-	-
Payable for fund shares purchased	69	12,810	-	18,932	14,378
Redemptions payable	-	-	-	9,574	2,154

Total liabilities	73	12,810	-	28,506	16,532

Net assets:
For contract liabilities	$404,119	$3,118,296	$17,222,188	$13,206,989	$15,106,886

Deferred contracts in the accumulation period:
Units owned by participants #	27,961	112,451	986,828	771,532	621,255
Minimum unit fair value #*	13.701110	25.174869	13.201147	15.466864	13.274217
Maximum unit fair value #*	15.894317	30.381038	26.669498	20.168419	29.802435
Contract liability	$404,119	$3,118,296	$17,222,188	$13,206,989	$15,106,886

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	American Funds Fundamental Investors Fund(SM)	American Funds New Perspective Fund®	American Funds The Bond Fund of America®	American Funds The Growth Fund of America®	American Funds The Income Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	257,682	211,405	274,882	766,830	398,477

Cost	$14,710,581	$9,406,635	$3,518,894	$37,149,223	$8,573,049

Market Value	$15,478,982	$9,707,727	$3,128,159	$36,892,194	$8,973,692

Due from Sponsor Company	-	-	-	-	-
Receivable from fund shares sold	2,355	-	568	8,574	1,758
Purchase payments receivable	19,537	17,607	1,837	32,350	11,787

Total assets	15,500,874	9,725,334	3,130,564	36,933,118	8,987,237

Liabilities:
Due to Sponsor Company	-	1	10	2	-
Payable for fund shares purchased	19,537	17,607	1,837	32,350	11,787
Redemptions payable	2,355	-	568	8,574	1,758

Total liabilities	21,892	17,608	2,415	40,926	13,545

Net assets:
For contract liabilities	$15,478,982	$9,707,726	$3,128,149	$36,892,192	$8,973,692

Deferred contracts in the accumulation period:
Units owned by participants #	564,593	356,540	259,919	1,020,335	429,356
Minimum unit fair value #*	24.954281	23.796373	11.373719	26.049783	18.669884
Maximum unit fair value #*	33.135243	32.244866	13.398695	45.638734	24.169005
Contract liability	$15,478,982	$9,707,726	$3,128,149	$36,892,192	$8,973,692

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	American Funds The Investment Company of America®	American Funds The New Economy Fund®	American Funds Washington Mutual Investors Fund(SM)	American Funds American Mutual Fund®	American Funds Capital World Growth and Income Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	211,417	55,594	104,526	103,924	414,146

Cost	$8,122,561	$2,440,657	$4,538,978	$4,211,742	$19,342,164

Market Value	$8,682,912	$2,327,163	$5,374,729	$4,985,219	$21,217,963

Due from Sponsor Company	2	-	-	1	-
Receivable from fund shares sold	9,192	-	-	-	-
Purchase payments receivable	4,130	16,336	2,537	19,436	-

Total assets	8,696,236	2,343,499	5,377,266	5,004,656	21,217,963

Liabilities:
Due to Sponsor Company	-	1	-	-	-
Payable for fund shares purchased	4,130	16,336	2,537	19,436	-
Redemptions payable	9,192	-	-	-	-

Total liabilities	13,322	16,337	2,537	19,436	-

Net assets:
For contract liabilities	$8,682,914	$2,327,162	$5,374,729	$4,985,220	$21,217,963

Deferred contracts in the accumulation period:
Units owned by participants #	338,777	80,536	177,546	176,064	791,346
Minimum unit fair value #*	23.312431	25.341377	25.750289	24.653145	17.307760
Maximum unit fair value #*	29.769848	33.985844	33.602625	32.122389	109.739209
Contract liability	$8,682,914	$2,327,162	$5,374,729	$4,985,220	$21,217,963

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	American Funds SMALLCAP World Fund®	New World Fund	Ariel Appreciation Fund	Ariel Fund	Artisan Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	11,757	6,266	1,979	2,064	204,791

Cost	$626,146	$506,525	$87,066	$143,489	$4,151,390

Market Value	$616,083	$409,547	$74,906	$128,652	$3,184,505

Due from Sponsor Company	3	2	4	1	-
Receivable from fund shares sold	538	-	-	-	-
Purchase payments receivable	663	-	18	10	688

Total assets	617,287	409,549	74,928	128,663	3,185,193

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	663	-	18	10	688
Redemptions payable	538	-	-	-	-

Total liabilities	1,201	-	18	10	688

Net assets:
For contract liabilities	$616,086	$409,549	$74,910	$128,653	$3,184,505

Deferred contracts in the accumulation period:
Units owned by participants #	27,946	26,778	2,451	4,519	55,088
Minimum unit fair value #*	18.840587	14.504566	27.382382	25.116487	23.990443
Maximum unit fair value #*	26.352371	15.789538	34.057659	31.239820	65.604587
Contract liability	$616,086	$409,549	$74,910	$128,653	$3,184,505

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Ave Maria Rising Dividend Fund	Ave Maria Value Fund	Ave Maria Growth Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2040 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	79,636	1,810	3,600	1,963,083	1,838,750

Cost	$1,480,958	$39,852	$132,181	$26,969,549	$30,396,459

Market Value	$1,531,409	$43,523	$126,724	$22,122,306	$24,765,260

Due from Sponsor Company	52	-	3	2	-
Receivable from fund shares sold	-	-	-	3,925	-
Purchase payments receivable	173	-	-	16,886	36,530

Total assets	1,531,634	43,523	126,727	22,143,119	24,801,790

Liabilities:
Due to Sponsor Company	-	3	-	-	-
Payable for fund shares purchased	173	-	-	16,886	36,530
Redemptions payable	-	-	-	3,925	-

Total liabilities	173	3	-	20,811	36,530

Net assets:
For contract liabilities	$1,531,461	$43,520	$126,727	$22,122,308	$24,765,260

Deferred contracts in the accumulation period:
Units owned by participants #	42,034	2,706	3,443	1,101,301	1,201,977
Minimum unit fair value #*	31.030326	15.802652	35.713403	15.612713	16.426797
Maximum unit fair value #*	36.433404	17.347383	41.932034	35.469289	39.912468
Contract liability	$1,531,461	$43,520	$126,727	$22,122,308	$24,765,260

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2045 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	1,539,046	354,031	59,487	62,087	44,937

Cost	$15,759,891	$7,269,268	$817,766	$885,728	$685,485

Market Value	$12,945,939	$6,440,123	$707,890	$813,338	$639,899

Due from Sponsor Company	-	-	-	1	2
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	31,169	2,740	4,429	7,321

Total assets	12,945,939	6,471,292	710,630	817,768	647,222

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	-	31,169	2,740	4,429	7,321
Redemptions payable	-	-	-	-	-

Total liabilities	-	31,169	2,740	4,429	7,321

Net assets:
For contract liabilities	$12,945,939	$6,440,123	$707,890	$813,339	$639,901

Deferred contracts in the accumulation period:
Units owned by participants #	687,655	271,937	44,815	44,370	31,538
Minimum unit fair value #*	15.324530	22.477069	15.714828	18.045278	19.778942
Maximum unit fair value #*	26.562891	26.391562	18.023221	20.695943	22.684391
Contract liability	$12,945,939	$6,440,123	$707,890	$813,339	$639,901

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	BlackRock LifePath® Dynamic 2055 Fund	Baron Small Cap Fund	BlackRock Impact Mortgage Fund	BlackRock Equity Dividend Fund	BlackRock Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	47,292	11,242	18,004	142,546	16,190

Cost	$759,613	$354,557	$191,575	$2,979,231	$459,821

Market Value	$703,711	$276,889	$164,560	$2,594,337	$360,237

Due from Sponsor Company	3	-	1	-	5
Receivable from fund shares sold	1,450	-	-	-	1,288
Purchase payments receivable	5,491	144	-	1,501	-

Total assets	710,655	277,033	164,561	2,595,838	361,530

Liabilities:
Due to Sponsor Company	-	1	-	-	-
Payable for fund shares purchased	5,491	144	-	1,501	-
Redemptions payable	1,450	-	-	-	1,288

Total liabilities	6,941	145	-	1,501	1,288

Net assets:
For contract liabilities	$703,714	$276,888	$164,561	$2,594,337	$360,242

Deferred contracts in the accumulation period:
Units owned by participants #	33,954	8,216	15,990	53,937	7,311
Minimum unit fair value #*	20.450894	30.757404	9.537413	45.572824	47.776914
Maximum unit fair value #*	23.454944	44.998722	11.012136	54.165278	56.786150
Contract liability	$703,714	$276,888	$164,561	$2,594,337	$360,242

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
6	Formally, BlackRock U.S. Government Bond Portfolio , Name changed to BlackRock Impact Mortgage Fund, Change effective September 1, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	BlackRock Advantage Large Cap Growth Fund	Calvert VP SRI Balanced Portfolio	Calvert Equity Fund	Calvert Bond Fund	Calvert Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	4,187	16,579	123,422	135,372	48,303

Cost	$71,165	$33,038	$7,051,587	$2,169,954	$793,382

Market Value	$66,032	$34,319	$8,164,358	$1,912,807	$702,813

Due from Sponsor Company	2	-	1	-	-
Receivable from fund shares sold	-	199	-	-	-
Purchase payments receivable	5	-	11,901	1,518	860

Total assets	66,039	34,518	8,176,260	1,914,325	703,673

Liabilities:
Due to Sponsor Company	-	-	-	2	1
Payable for fund shares purchased	5	-	11,901	1,518	860
Redemptions payable	-	199	-	-	-

Total liabilities	5	199	11,901	1,520	861

Net assets:
For contract liabilities	$66,034	$34,319	$8,164,359	$1,912,805	$702,812

Deferred contracts in the accumulation period:
Units owned by participants #	1,356	1,555	162,288	138,235	55,185
Minimum unit fair value #*	48.521013	22.077476	37.230191	12.901630	12.205917
Maximum unit fair value #*	57.670033	26.586205	69.737901	15.198622	14.661868
Contract liability	$66,034	$34,319	$8,164,359	$1,912,805	$702,812

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Columbia Contrarian Core Fund	Columbia Small Cap Value I Fund	Columbia Select Mid Cap Value Fund	Columbia Acorn Fund	CRM Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	13,474	3,570	151,157	199,601	16,729

Cost	$345,503	$134,925	$1,855,899	$2,298,848	$376,711

Market Value	$327,148	$136,373	$1,812,662	$1,229,542	$361,018

Due from Sponsor Company	3	1	1	3	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	355	320	1,618	13,816	1,845

Total assets	327,506	136,694	1,814,281	1,243,361	362,863

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	355	320	1,618	13,816	1,845
Redemptions payable	-	-	-	-	-

Total liabilities	355	320	1,618	13,816	1,845

Net assets:
For contract liabilities	$327,151	$136,374	$1,812,663	$1,229,545	$361,018

Deferred contracts in the accumulation period:
Units owned by participants #	5,372	2,756	81,812	27,338	9,688
Minimum unit fair value #*	59.746907	48.359342	15.148344	41.953345	30.473302
Maximum unit fair value #*	71.011010	57.478065	26.664481	49.865210	40.692603
Contract liability	$327,151	$136,374	$1,812,663	$1,229,545	$361,018

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Calamos International Growth Fund	Davis Financial Fund	Davis New York Venture Fund	Davis Opportunity Fund	Delaware Diversified Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	81	5,708	187,181	3,075	17,878

Cost	$1,542	$270,446	$5,744,335	$107,230	$161,416

Market Value	$1,334	$272,349	$4,151,679	$102,179	$134,798

Due from Sponsor Company	1	1	-	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	555	3,015	4,667	-

Total assets	1,335	272,905	4,154,694	106,846	134,798

Liabilities:
Due to Sponsor Company	-	-	1	-	-
Payable for fund shares purchased	-	555	3,015	4,667	-
Redemptions payable	-	-	-	-	-

Total liabilities	-	555	3,016	4,667	-

Net assets:
For contract liabilities	$1,335	$272,350	$4,151,678	$102,179	$134,798

Deferred contracts in the accumulation period:
Units owned by participants #	99	12,494	141,339	4,016	11,863
Minimum unit fair value #*	13.460397	18.910671	18.694152	23.258629	10.560917
Maximum unit fair value #*	15.243567	24.559251	93.299179	35.734403	12.112288
Contract liability	$1,335	$272,350	$4,151,678	$102,179	$134,798

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Delaware Extended Duration Bond Fund	Dreyfus Bond Market Index Fund	BNY Mellon Variable Investment Fund Appreciation Portfolio	BNY Mellon International Stock Index Fund	BNY Mellon MidCap Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	156	1,415,181	760	17,649	667,827

Cost	$3,170	$14,778,597	$29,872	$284,362	$21,906,794

Market Value	$2,209	$12,623,419	$24,279	$297,032	$17,744,160

Due from Sponsor Company	1	203	-	-	-
Receivable from fund shares sold	-	13	-	-	1,339
Purchase payments receivable	-	18,413	34	-	18,907

Total assets	2,210	12,642,048	24,313	297,032	17,764,406

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	-	18,413	34	-	18,907
Redemptions payable	-	13	-	-	1,339

Total liabilities	-	18,426	34	-	20,246

Net assets:
For contract liabilities	$2,210	$12,623,622	$24,279	$297,032	$17,744,160

Deferred contracts in the accumulation period:
Units owned by participants #	170	961,586	693	17,974	255,117
Minimum unit fair value #*	12.095372	11.289547	35.025229	16.525821	29.207764
Maximum unit fair value #*	13.872147	13.561141	40.102769	16.525821	115.848896
Contract liability	$2,210	$12,623,622	$24,279	$297,032	$17,744,160

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	BNY Mellon Small Cap Stock Index Fund	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon S&P 500 Index Fund	Eaton Vance Large-Cap Value Fund	Eaton Vance Dividend Builder Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	480,976	157	760,231	78,034	109,963

Cost	$13,871,308	$5,854	$38,976,007	$1,575,881	$1,571,263

Market Value	$11,812,763	$6,551	$33,161,271	$1,765,903	$1,521,883

Due from Sponsor Company	-	1	3	1	1
Receivable from fund shares sold	13	-	-	-	-
Purchase payments receivable	13,075	-	68,689	486	40

Total assets	11,825,851	6,552	33,229,963	1,766,390	1,521,924

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	13,075	-	68,689	486	40
Redemptions payable	13	-	-	-	-

Total liabilities	13,088	-	68,689	486	40

Net assets:
For contract liabilities	$11,812,763	$6,552	$33,161,274	$1,765,904	$1,521,884

Deferred contracts in the accumulation period:
Units owned by participants #	188,928	194	998,040	68,676	57,014
Minimum unit fair value #*	30.446355	33.796295	28.991594	21.141107	23.208359
Maximum unit fair value #*	84.793527	39.513509	34.823982	28.941239	35.747618
Contract liability	$11,812,763	$6,552	$33,161,274	$1,765,904	$1,521,884

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Income Fund of Boston	Eaton Vance Balanced Fund	Eaton Vance Atlanta Capital SMID-Cap Fund	Allspring Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments:
Number of shares	46,752	633,914	26,033	30,075	9,174

Cost	$563,373	$3,437,552	$253,513	$895,210	$125,762

Market Value	$593,283	$3,087,161	$239,247	$867,674	$110,822

Due from Sponsor Company	3	-	1	2	3
Receivable from fund shares sold	-	4,361	-	-	-
Purchase payments receivable	557	2,686	-	-	-

Total assets	593,843	3,094,208	239,248	867,676	110,825

Liabilities:
Due to Sponsor Company	-	3	-	-	-
Payable for fund shares purchased	557	2,686	-	-	-
Redemptions payable	-	4,361	-	-	-

Total liabilities	557	7,050	-	-	-

Net assets:
For contract liabilities	$593,286	$3,087,158	$239,248	$867,676	$110,825

Deferred contracts in the accumulation period:
Units owned by participants #	13,806	152,546	7,530	23,856	6,913
Minimum unit fair value #*	37.743070	17.887428	31.414247	32.435243	14.959580
Maximum unit fair value #*	47.703483	21.144924	37.337592	37.198907	18.654566
Contract liability	$593,286	$3,087,158	$239,248	$867,676	$110,825

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Allspring Emerging Markets Equity Fund	Allspring Utility & Telecommunications Fund	Alger Capital Appreciation Institutional Portfolio	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	62,026	658	161,959	85,857	24,433

Cost	$1,491,061	$13,427	$5,903,469	$2,281,296	$537,981

Market Value	$1,406,134	$12,053	$4,063,545	$1,415,777	$342,793

Due from Sponsor Company	3	-	1,324	2	4
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	1,611	96	2,073	608	546

Total assets	1,407,748	12,149	4,066,942	1,416,387	343,343

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	1,611	96	2,073	608	546
Redemptions payable	-	-	-	-	-

Total liabilities	1,611	96	2,073	608	546

Net assets:
For contract liabilities	$1,406,137	$12,053	$4,064,869	$1,415,779	$342,797

Deferred contracts in the accumulation period:
Units owned by participants #	61,739	314	104,135	58,795	14,921
Minimum unit fair value #*	21.718208	37.719425	32.133541	20.374779	20.909746
Maximum unit fair value #*	25.814364	44.831390	48.263073	29.933531	25.426790
Contract liability	$1,406,137	$12,053	$4,064,869	$1,415,779	$342,797

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Small Cap Select Fund	Fidelity Advisor Equity Growth Fund	Fidelity Advisor Leveraged Company Stock Fund	Federated Hermes Equity Income Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	3,791	2,506	48,980	56,153	3,001

Cost	$113,581	$21,311	$615,334	$2,442,360	$67,223

Market Value	$73,397	$19,850	$600,495	$2,020,380	$61,793

Due from Sponsor Company	1	1	1	-	-
Receivable from fund shares sold	-	13	-	-	-
Purchase payments receivable	616	-	-	2,838	-

Total assets	74,014	19,864	600,496	2,023,218	61,793

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	616	-	-	2,838	-
Redemptions payable	-	13	-	-	-

Total liabilities	616	13	-	2,838	-

Net assets:
For contract liabilities	$73,398	$19,851	$600,496	$2,020,380	$61,793

Deferred contracts in the accumulation period:
Units owned by participants #	2,416	685	16,207	92,197	2,703
Minimum unit fair value #*	29.165476	28.447984	33.361868	20.230817	19.288933
Maximum unit fair value #*	34.244704	33.402111	43.323176	24.612356	25.127623
Contract liability	$73,398	$19,851	$600,496	$2,020,380	$61,793

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Federated Hermes Fund for U.S. Government Securities	Federated Hermes MDT Mid Cap Growth Fund	Federated Hermes High Income Bond Fund, Inc.	Federated Hermes Kaufmann Fund	Federated Hermes Global Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	24,389	7,893	623	871,173	150

Cost	$178,610	$334,405	$4,526	$5,133,928	$2,471

Market Value	$151,702	$280,760	$3,951	$4,068,379	$2,581

Due from Sponsor Company	1	3	1	-	-
Receivable from fund shares sold	-	-	-	1,238	-
Purchase payments receivable	-	-	-	2,307	-

Total assets	151,703	280,763	3,952	4,071,924	2,581

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	-	-	-	2,307	-
Redemptions payable	-	-	-	1,238	-

Total liabilities	-	-	-	3,545	-

Net assets:
For contract liabilities	$151,703	$280,763	$3,952	$4,068,379	$2,581

Deferred contracts in the accumulation period:
Units owned by participants #	12,714	8,477	206	165,998	146
Minimum unit fair value #*	11.157375	25.544850	18.189055	22.466572	17.535553
Maximum unit fair value #*	13.130276	34.011673	21.404845	30.241632	18.023345
Contract liability	$151,703	$280,763	$3,952	$4,068,379	$2,581

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Federated Hermes Total Return Bond Fund	Federated Hermes Clover Small Value Fund	Federated Hermes International Leaders Fund	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Overseas Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	11,464	4,011	205	14,350	1,942

Cost	$125,594	$106,027	$7,319	$924,312	$42,034

Market Value	$108,561	$91,042	$6,674	$588,766	$42,141

Due from Sponsor Company	-	-	1	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	90	-	-	99	-

Total assets	108,651	91,042	6,675	588,865	42,141

Liabilities:
Due to Sponsor Company	7	2	-	-	-
Payable for fund shares purchased	90	-	-	99	-
Redemptions payable	-	-	-	-	-

Total liabilities	97	2	-	99	-

Net assets:
For contract liabilities	$108,554	$91,040	$6,675	$588,766	$42,141

Deferred contracts in the accumulation period:
Units owned by participants #	4,753	3,816	350	12,046	2,601
Minimum unit fair value #*	13.660943	21.655659	17.251700	48.874810	16.202950
Maximum unit fair value #*	46.981979	24.836490	20.348875	62.792409	21.094654
Contract liability	$108,554	$91,040	$6,675	$588,766	$42,141

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Balanced Portfolio	Fidelity® VIP Growth & Income Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	30,872	64,438	8,953	8,579	52,594

Cost	$503,355	$1,212,782	$186,328	$111,657	$721,573

Market Value	$443,941	$1,248,815	$215,043	$98,315	$716,332

Due from Sponsor Company	-	-	-	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	34	129	-	-	-

Total assets	443,975	1,248,944	215,043	98,315	716,332

Liabilities:
Due to Sponsor Company	-	27	-	-	-
Payable for fund shares purchased	34	129	-	-	-
Redemptions payable	-	-	-	-	-

Total liabilities	34	156	-	-	-

Net assets:
For contract liabilities	$443,941	$1,248,788	$215,043	$98,315	$716,332

Deferred contracts in the accumulation period:
Units owned by participants #	14,413	42,320	6,616	3,087	18,477
Minimum unit fair value #*	30.802144	28.841275	32.504797	29.682668	36.127845
Maximum unit fair value #*	38.052170	30.477328	43.360560	33.464210	40.730678
Contract liability	$443,941	$1,220,884	$215,043	$98,315	$716,332

Deferred contracts in the annuity period:
Units owned by participants #	-	967	-	-	-
Minimum unit fair value #*	-	28.841271	-	-	-
Maximum unit fair value #*	-	28.841271	-	-	-
Contract liability	$-	$27,904	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity Advisor® Stock Selector All Cap Fund	Templeton Developing Markets Trust	Franklin High Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	9,314	29,055	18,712	36,564	510,692

Cost	$122,549	$401,242	$1,250,448	$735,521	$941,138

Market Value	$101,335	$394,856	$1,033,812	$604,030	$822,215

Due from Sponsor Company	-	-	1	5	2
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	-	-	778	7,560

Total assets	101,335	394,856	1,033,813	604,813	829,777

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	-	-	-	778	7,560
Redemptions payable	-	-	-	-	-

Total liabilities	-	-	-	778	7,560

Net assets:
For contract liabilities	$101,335	$394,856	$1,033,813	$604,035	$822,217

Deferred contracts in the accumulation period:
Units owned by participants #	3,586	11,225	35,854	53,227	42,906
Minimum unit fair value #*	26.336297	32.781186	27.653789	9.775288	17.932101
Maximum unit fair value #*	29.691566	36.957570	31.518685	15.425406	21.102345
Contract liability	$101,335	$394,856	$1,033,813	$604,035	$822,217

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Franklin Strategic Income Fund	Templeton Global Bond Fund	Franklin U.S. Government Securities Fund	Franklin Small Cap Value Fund	Franklin Mutual Global Discovery Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	273,890	381,166	74,773	58,907	315,054

Cost	$2,592,830	$4,109,604	$466,379	$2,979,314	$9,287,449

Market Value	$2,199,335	$3,007,401	$379,848	$2,934,148	$8,326,864

Due from Sponsor Company	-	-	1	-	1
Receivable from fund shares sold	4,111	1,413	-	-	14
Purchase payments receivable	1,087	3,004	-	3,132	8,756

Total assets	2,204,533	3,011,818	379,849	2,937,280	8,335,635

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	1,087	3,004	-	3,132	8,756
Redemptions payable	4,111	1,413	-	-	14

Total liabilities	5,198	4,417	-	3,132	8,770

Net assets:
For contract liabilities	$2,199,335	$3,007,401	$379,849	$2,934,148	$8,326,865

Deferred contracts in the accumulation period:
Units owned by participants #	144,986	201,130	32,019	88,832	444,771
Minimum unit fair value #*	14.043519	13.514170	11.702426	22.267333	17.014615
Maximum unit fair value #*	16.543632	15.904009	13.771607	38.435846	23.919572
Contract liability	$2,199,335	$3,007,401	$379,849	$2,934,148	$8,326,865

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Templeton Growth Fund	Franklin Income Fund	Franklin Growth Fund	Franklin Total Return Fund	Franklin Mutual U.S. Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)
Assets:
Investments:
Number of shares	58,046	2,802,672	25,927	21,618	39,653

Cost	$1,316,141	$6,388,987	$2,843,883	$210,600	$1,558,431

Market Value	$1,240,441	$6,362,065	$2,649,265	$176,831	$1,265,334

Due from Sponsor Company	2	-	2	-	1
Receivable from fund shares sold	518	3,019	1,305	-	-
Purchase payments receivable	823	7,752	620	-	-

Total assets	1,241,784	6,372,836	2,651,192	176,831	1,265,335

Liabilities:
Due to Sponsor Company	-	1	-	6	-
Payable for fund shares purchased	823	7,752	620	-	-
Redemptions payable	518	3,019	1,305	-	-

Total liabilities	1,341	10,772	1,925	6	-

Net assets:
For contract liabilities	$1,240,443	$6,362,064	$2,649,267	$176,825	$1,265,335

Deferred contracts in the accumulation period:
Units owned by participants #	73,419	320,233	74,905	13,510	32,526
Minimum unit fair value #*	10.832471	17.829325	31.364842	12.784198	32.437527
Maximum unit fair value #*	41.195910	23.068558	41.380661	15.060185	42.108790
Contract liability	$1,240,443	$6,362,064	$2,649,267	$176,825	$1,265,335

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
4	Formally, Franklin Mutual U.S. Value Fund, Name changed to Franklin Mutual U.S. Mid Cap Value Fund, Change effective June 1, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Franklin Mutual Beacon Fund	Franklin Mutual Shares Fund	Franklin Small-Mid Cap Growth Fund	Franklin Conservative Allocation Fund	Franklin Growth Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	57,894	131,869	97,105	148,040	385,003

Cost	$862,057	$3,387,107	$3,511,948	$2,067,017	$6,974,958

Market Value	$821,511	$2,972,336	$2,631,875	$1,801,651	$6,071,491

Due from Sponsor Company	3	-	4	20	48
Receivable from fund shares sold	-	-	-	13	13
Purchase payments receivable	884	4,135	737	2,755	3,774

Total assets	822,398	2,976,471	2,632,616	1,804,439	6,075,326

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	884	4,135	737	2,755	3,774
Redemptions payable	-	-	-	13	13

Total liabilities	884	4,135	737	2,768	3,787

Net assets:
For contract liabilities	$821,514	$2,972,336	$2,631,879	$1,801,671	$6,071,539

Deferred contracts in the accumulation period:
Units owned by participants #	41,543	135,362	86,063	112,242	282,533
Minimum unit fair value #*	16.125660	15.332841	22.065234	14.621577	18.938709
Maximum unit fair value #*	21.594374	33.063156	40.103244	17.599220	24.282390
Contract liability	$821,514	$2,972,336	$2,631,879	$1,801,671	$6,071,539

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Franklin Moderate Allocation Fund	Templeton Foreign Fund	Goldman Sachs Income Builder Fund	Goldman Sachs Capital Growth Fund	Goldman Sachs Core Fixed Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	434,546	570,807	2,025	569	16,267

Cost	$6,582,654	$4,068,640	$44,197	$15,639	$169,071

Market Value	$5,618,685	$3,915,738	$46,361	$13,483	$147,219

Due from Sponsor Company	-	1	1	2	-
Receivable from fund shares sold	13	1,352	587	-	-
Purchase payments receivable	2,999	1,692	-	-	-

Total assets	5,621,697	3,918,783	46,949	13,485	147,219

Liabilities:
Due to Sponsor Company	1	-	-	-	-
Payable for fund shares purchased	2,999	1,692	-	-	-
Redemptions payable	13	1,352	587	-	-

Total liabilities	3,013	3,044	587	-	-

Net assets:
For contract liabilities	$5,618,684	$3,915,739	$46,362	$13,485	$147,219

Deferred contracts in the accumulation period:
Units owned by participants #	293,080	181,464	2,339	419	11,927
Minimum unit fair value #*	17.123114	10.975423	19.157700	31.422970	12.342169
Maximum unit fair value #*	21.161212	26.107219	35.677801	37.069041	46.018141
Contract liability	$5,618,684	$3,915,739	$46,362	$13,485	$147,219

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Government Income Fund	Goldman Sachs Equity Income Fund	Goldman Sachs Mid Cap Growth Fund	Goldman Sachs Focused International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account
Assets:
Investments:
Number of shares	-	76,960	3,394	63,212	973

Cost	$11	$1,135,288	$112,637	$979,053	$22,209

Market Value	$15	$987,402	$142,092	$621,371	$22,767

Due from Sponsor Company	-	-	-	-	2
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	1,292	32	125	-

Total assets	15	988,694	142,124	621,496	22,769

Liabilities:
Due to Sponsor Company	-	6	1	-	-
Payable for fund shares purchased	-	1,292	32	125	-
Redemptions payable	-	-	-	-	-

Total liabilities	-	1,298	33	125	-

Net assets:
For contract liabilities	$15	$987,396	$142,091	$621,371	$22,769

Deferred contracts in the accumulation period:
Units owned by participants #	1	83,546	6,523	18,855	1,657
Minimum unit fair value #*	27.461186	11.327132	19.106592	30.080413	11.596644
Maximum unit fair value #*	28.762396	13.343856	24.327206	39.480077	14.108177
Contract liability	$15	$987,396	$142,091	$621,371	$22,769

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
3	Formally, Goldman Sachs Growth Opportunities Fund, Name changed to Goldman Sachs Mid Cap Growth Fund, Change effective April 13, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Small Cap Value Fund	Goldman Sachs Strategic Growth Fund	Goldman Sachs High Yield Fund	Goldman Sachs Large Cap Core Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)
Assets:
Investments:
Number of shares	102,377	127,607	19,726	107,517	25,049

Cost	$3,680,304	$6,099,215	$183,663	$679,469	$392,098

Market Value	$3,301,664	$4,693,393	$128,023	$569,839	$357,194

Due from Sponsor Company	-	1	4	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	867	6,735	190	1,295	62

Total assets	3,302,531	4,700,129	128,217	571,134	357,256

Liabilities:
Due to Sponsor Company	-	-	-	2	-
Payable for fund shares purchased	867	6,735	190	1,295	62
Redemptions payable	-	-	-	-	-

Total liabilities	867	6,735	190	1,297	62

Net assets:
For contract liabilities	$3,301,664	$4,693,394	$128,027	$569,837	$357,194

Deferred contracts in the accumulation period:
Units owned by participants #	75,702	179,847	3,660	30,850	18,344
Minimum unit fair value #*	22.558747	22.739365	29.885462	15.620333	18.192619
Maximum unit fair value #*	129.071583	28.634386	37.228688	22.325129	22.120982
Contract liability	$3,301,664	$4,693,394	$128,027	$569,837	$357,194

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
7	Formally, Goldman Sachs Capital Growth Fund, Name changed to Goldman Sachs Large Cap Core Fund, Change effective April 13, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Goldman Sachs Small/ Mid Cap Growth Fund	Goldman Sachs Satellite Strategies Portfolio	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	12,260	278	237,190	1,015,777	361,779

Cost	$242,584	$2,240	$6,429,972	$11,429,279	$17,674,669

Market Value	$203,763	$2,036	$6,234,421	$9,407,154	$14,239,640

Due from Sponsor Company	2	1	2	-	-
Receivable from fund shares sold	-	-	-	-	1,660
Purchase payments receivable	-	-	-	7,683	2,073

Total assets	203,765	2,037	6,234,423	9,414,837	14,243,373

Liabilities:
Due to Sponsor Company	-	-	-	1	11
Payable for fund shares purchased	-	-	-	7,683	2,073
Redemptions payable	-	-	-	-	1,660

Total liabilities	-	-	-	7,684	3,744

Net assets:
For contract liabilities	$203,765	$2,037	$6,234,423	$9,407,153	$14,239,629

Deferred contracts in the accumulation period:
Units owned by participants #	3,168	167	244,609	659,927	309,751
Minimum unit fair value #*	63.458362	11.649148	18.507760	10.336411	26.101963
Maximum unit fair value #*	75.423844	13.515037	29.795929	21.139161	76.624431
Contract liability	$203,765	$2,037	$6,234,112	$9,406,205	$14,211,619

Deferred contracts in the annuity period:
Units owned by participants #	-	-	12	65	905
Minimum unit fair value #*	-	-	25.176033	14.495290	30.950804
Maximum unit fair value #*	-	-	25.176033	14.495290	30.950804
Contract liability	$-	$-	$311	$948	$28,010

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Hartford Dividend and Growth HLS Fund	The Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,031,761	237,418	662,893	75,907	307,191

Cost	$23,057,728	$4,858,772	$10,544,533	$1,196,270	$10,648,737

Market Value	$22,707,178	$3,640,083	$10,322,459	$1,046,036	$7,888,662

Due from Sponsor Company	-	2	-	2	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	2,971	5	1,896	497	99

Total assets	22,710,149	3,640,090	10,324,355	1,046,535	7,888,761

Liabilities:
Due to Sponsor Company	15	-	1	-	-
Payable for fund shares purchased	2,971	5	1,896	497	99
Redemptions payable	-	-	-	-	-

Total liabilities	2,986	5	1,897	497	99

Net assets:
For contract liabilities	$22,707,163	$3,640,085	$10,322,458	$1,046,038	$7,888,662

Deferred contracts in the accumulation period:
Units owned by participants #	1,181,456	78,557	534,968	59,665	128,103
Minimum unit fair value #*	12.081490	23.501037	10.538988	14.066531	36.126809
Maximum unit fair value #*	51.613427	99.641926	38.432605	19.901737	65.351228
Contract liability	$22,706,649	$3,640,085	$10,322,458	$1,046,038	$7,888,662

Deferred contracts in the annuity period:
Units owned by participants #	14	-	-	-	-
Minimum unit fair value #*	36.203393	-	-	-	-
Maximum unit fair value #*	36.203393	-	-	-	-
Contract liability	$514	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Stock HLS Fund	The Hartford Checks and Balances Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	260,857	252,003	25,615	50,245	23,594

Cost	$2,619,258	$4,772,613	$720,159	$3,465,449	$232,877

Market Value	$2,595,198	$3,314,011	$537,685	$4,804,155	$204,089

Due from Sponsor Company	3	4	1	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	2,404	391	417	-	29

Total assets	2,597,605	3,314,406	538,103	4,804,155	204,118

Liabilities:
Due to Sponsor Company	-	-	-	1	-
Payable for fund shares purchased	2,404	391	417	-	29
Redemptions payable	-	-	-	-	-

Total liabilities	2,404	391	417	1	29

Net assets:
For contract liabilities	$2,595,201	$3,314,015	$537,686	$4,804,154	$204,089

Deferred contracts in the accumulation period:
Units owned by participants #	316,168	254,853	17,420	122,825	8,450
Minimum unit fair value #*	3.632754	7.108177	26.603023	28.781917	22.209565
Maximum unit fair value #*	13.537907	49.760101	36.037533	87.161857	26.077110
Contract liability	$2,579,535	$3,314,015	$537,686	$4,804,154	$204,089

Deferred contracts in the annuity period:
Units owned by participants #	1,498	-	-	-	-
Minimum unit fair value #*	10.458076	-	-	-	-
Maximum unit fair value #*	10.458076	-	-	-	-
Contract liability	$15,666	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	The Hartford High Yield	The Hartford Dividend and Growth Fund	The Hartford International Opportunities Fund	The Hartford MidCap Fund	The Hartford Small Company Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	17,011	21,530	17,835	14,252	14,967

Cost	$125,711	$570,554	$318,114	$485,273	$363,396

Market Value	$111,250	$648,062	$288,040	$404,179	$294,547

Due from Sponsor Company	-	1	1	1	2
Receivable from fund shares sold	-	-	14	-	-
Purchase payments receivable	-	877	-	421	418

Total assets	111,250	648,940	288,055	404,601	294,967

Liabilities:
Due to Sponsor Company	1	-	-	-	-
Payable for fund shares purchased	-	877	-	421	418
Redemptions payable	-	-	14	-	-

Total liabilities	1	877	14	421	418

Net assets:
For contract liabilities	$111,249	$648,063	$288,041	$404,180	$294,549

Deferred contracts in the accumulation period:
Units owned by participants #	5,843	19,383	18,492	12,722	10,202
Minimum unit fair value #*	16.621983	28.551537	14.197780	30.654980	22.539495
Maximum unit fair value #*	20.237726	57.106852	17.820211	35.994006	50.493692
Contract liability	$111,249	$648,063	$288,041	$404,180	$294,549

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	The Hartford Total Return Bond Fund	The Hartford Healthcare Fund	The Hartford Growth Opportunities Fund	Hartford Quality Value Fund	Hartford Moderate Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	9,611	7,385	6,497	142	177,564

Cost	$101,421	$290,719	$303,412	$2,900	$2,098,186

Market Value	$87,232	$290,982	$214,982	$3,337	$1,890,495

Due from Sponsor Company	-	1	1	1	265
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	2	225	670	-	10,978

Total assets	87,234	291,208	215,653	3,338	1,901,738

Liabilities:
Due to Sponsor Company	6	-	-	-	-
Payable for fund shares purchased	2	225	670	-	10,978
Redemptions payable	-	-	-	-	-

Total liabilities	8	225	670	-	10,978

Net assets:
For contract liabilities	$87,226	$290,983	$214,983	$3,338	$1,890,760

Deferred contracts in the accumulation period:
Units owned by participants #	6,802	5,725	5,857	139	117,013
Minimum unit fair value #*	12.153564	38.883982	30.143189	21.263152	14.172237
Maximum unit fair value #*	15.444360	68.338046	60.160441	25.892161	23.843178
Contract liability	$87,226	$290,983	$214,983	$3,338	$1,890,760

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	The Hartford Conservative Allocation Fund	The Hartford Capital Appreciation Fund	The Hartford Growth Allocation Fund	The Hartford Inflation Plus Fund	The Hartford Equity Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	37,461	150,733	225,808	40,526	26,220

Cost	$396,644	$6,468,062	$2,805,899	$440,259	$532,539

Market Value	$367,676	$6,219,634	$2,611,902	$399,994	$530,428

Due from Sponsor Company	236	4	192	-	-
Receivable from fund shares sold	-	-	-	4,102	-
Purchase payments receivable	9,560	329	8,700	25	1,411

Total assets	377,472	6,219,967	2,620,794	404,121	531,839

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	9,560	329	8,700	25	1,411
Redemptions payable	-	-	-	4,102	-

Total liabilities	9,560	329	8,700	4,127	1,411

Net assets:
For contract liabilities	$367,912	$6,219,638	$2,612,094	$399,994	$530,428

Deferred contracts in the accumulation period:
Units owned by participants #	26,053	240,535	141,656	31,636	15,027
Minimum unit fair value #*	12.132701	23.223340	16.643243	12.338004	33.917681
Maximum unit fair value #*	18.026883	51.587143	31.397784	14.664890	39.823941
Contract liability	$367,912	$6,219,638	$2,612,094	$399,994	$530,428

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	The Hartford Balanced Income Fund	The Hartford MidCap Value Fund	Hotchkis and Wiley Large Cap Value Fund	Invesco V.I. Technology Fund	Invesco Technology Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	14,920	4,245	14,149	854	23,994

Cost	$216,969	$70,617	$413,682	$18,013	$1,226,933

Market Value	$206,190	$68,683	$545,882	$10,752	$851,062

Due from Sponsor Company	1	-	2	1	4
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	211	-	1,120	-	4,324

Total assets	206,402	68,683	547,004	10,753	855,390

Liabilities:
Due to Sponsor Company	-	1	-	-	-
Payable for fund shares purchased	211	-	1,120	-	4,324
Redemptions payable	-	-	-	-	-

Total liabilities	211	1	1,120	-	4,324

Net assets:
For contract liabilities	$206,191	$68,682	$545,884	$10,753	$851,066

Deferred contracts in the accumulation period:
Units owned by participants #	10,581	2,913	18,056	354	36,848
Minimum unit fair value #*	18.673041	21.958401	27.459806	30.368902	14.704991
Maximum unit fair value #*	21.663496	25.475988	32.472865	37.002328	28.193974
Contract liability	$206,191	$68,682	$545,884	$10,753	$851,066

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Delaware Ivy Natural Resources Fund	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Science and Technology Fund	Delaware Ivy Asset Strategy Fund	Janus Henderson Forty Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	77,121	25,935	33,263	29,421	78,963

Cost	$1,195,678	$639,529	$2,233,395	$680,720	$3,226,371

Market Value	$1,259,381	$602,989	$1,395,364	$530,469	$2,676,046

Due from Sponsor Company	-	2	1	5	19
Receivable from fund shares sold	13	-	-	-	-
Purchase payments receivable	569	1,114	2,006	1,919	5

Total assets	1,259,963	604,105	1,397,371	532,393	2,676,070

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	569	1,114	2,006	1,919	5
Redemptions payable	13	-	-	-	-

Total liabilities	582	1,114	2,006	1,919	5

Net assets:
For contract liabilities	$1,259,381	$602,991	$1,395,365	$530,474	$2,676,065

Deferred contracts in the accumulation period:
Units owned by participants #	169,341	15,212	32,348	26,835	57,680
Minimum unit fair value #*	6.104124	37.159177	40.418944	19.721647	45.503578
Maximum unit fair value #*	9.944413	44.617928	49.660603	23.440829	48.308777
Contract liability	$1,259,381	$602,991	$1,395,365	$530,474	$2,675,533

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	11
Minimum unit fair value #*	-	-	-	-	46.385820
Maximum unit fair value #*	-	-	-	-	46.385820
Contract liability	$-	$-	$-	$-	$532

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Janus Henderson Global Research Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Balanced Portfolio	Janus Henderson Overseas Portfolio	Janus Henderson Forty Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	5,348	654	3,565	3,726	190,834

Cost	$220,405	$45,260	$115,344	$134,817	$6,867,591

Market Value	$267,483	$45,492	$142,768	$143,517	$6,406,285

Due from Sponsor Company	-	1	-	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	4	-	-	-	6,837

Total assets	267,487	45,493	142,768	143,517	6,413,122

Liabilities:
Due to Sponsor Company	1	-	-	-	-
Payable for fund shares purchased	4	-	-	-	6,837
Redemptions payable	-	-	-	-	-

Total liabilities	5	-	-	-	6,837

Net assets:
For contract liabilities	$267,482	$45,493	$142,768	$143,517	$6,406,285

Deferred contracts in the accumulation period:
Units owned by participants #	10,919	934	4,655	8,694	141,440
Minimum unit fair value #*	23.851653	48.710267	28.041921	13.317591	33.158678
Maximum unit fair value #*	28.492555	50.728874	31.943999	17.191445	66.007286
Contract liability	$260,428	$45,493	$142,768	$143,517	$6,406,285

Deferred contracts in the annuity period:
Units owned by participants #	296	-	-	-	-
Minimum unit fair value #*	23.848259	-	-	-	-
Maximum unit fair value #*	23.848259	-	-	-	-
Contract liability	$7,054	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Janus Henderson Balanced Fund	Janus Henderson Enterprise Fund	Janus Henderson Overseas Fund	Janus Henderson Global Research Fund	Janus Henderson Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	67,049	13,322	43,240	1,911	69,935

Cost	$2,515,419	$1,617,249	$1,493,967	$138,112	$1,144,860

Market Value	$2,513,680	$1,510,011	$1,714,881	$153,698	$1,060,212

Due from Sponsor Company	1	-	2	4	1
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	3,520	205	2,120	155	6,993

Total assets	2,517,201	1,510,216	1,717,003	153,857	1,067,206

Liabilities:
Due to Sponsor Company	-	2	-	-	-
Payable for fund shares purchased	3,520	205	2,120	155	6,993
Redemptions payable	-	-	-	-	-

Total liabilities	3,520	207	2,120	155	6,993

Net assets:
For contract liabilities	$2,513,681	$1,510,009	$1,714,883	$153,702	$1,060,213

Deferred contracts in the accumulation period:
Units owned by participants #	88,816	28,099	121,816	6,839	34,623
Minimum unit fair value #*	25.803909	51.243212	13.063215	17.445546	27.961554
Maximum unit fair value #*	30.541763	60.650711	15.462894	33.411556	33.095686
Contract liability	$2,513,681	$1,510,009	$1,714,883	$153,702	$1,060,213

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	PGIM Jennison Natural Resources Fund	PGIM Jennison Mid- Cap Growth Fund	MassMutual High Yield Fund	JPMorgan Large Cap Growth Fund	JPMorgan Core Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	371	54,987	274,129	3,715	153,150

Cost	$16,452	$1,186,105	$2,342,029	$211,622	$1,785,347

Market Value	$19,719	$684,591	$2,055,970	$161,894	$1,546,816

Due from Sponsor Company	-	5	48	-	2
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	549	2,652	-	10,658

Total assets	19,719	685,145	2,058,670	161,894	1,557,476

Liabilities:
Due to Sponsor Company	1	-	-	-	-
Payable for fund shares purchased	-	549	2,652	-	10,658
Redemptions payable	-	-	-	-	-

Total liabilities	1	549	2,652	-	10,658

Net assets:
For contract liabilities	$19,718	$684,596	$2,056,018	$161,894	$1,546,818

Deferred contracts in the accumulation period:
Units owned by participants #	1,733	12,837	186,269	4,622	113,843
Minimum unit fair value #*	10.489369	50.318813	11.037875	34.392379	12.119329
Maximum unit fair value #*	12.030845	59.807598	11.037875	38.946935	14.404923
Contract liability	$19,718	$684,596	$2,056,018	$161,894	$1,546,818

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan SmartRetirement 2020 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	648	67,950	19,268	40,647	160,954

Cost	$29,195	$1,224,731	$512,647	$718,961	$2,861,567

Market Value	$25,826	$946,546	$422,742	$691,001	$2,251,740

Due from Sponsor Company	-	2	-	2	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	634	-	1,233	716

Total assets	25,826	947,182	422,742	692,236	2,252,456

Liabilities:
Due to Sponsor Company	3	-	-	-	-
Payable for fund shares purchased	-	634	-	1,233	716
Redemptions payable	-	-	-	-	-

Total liabilities	3	634	-	1,233	716

Net assets:
For contract liabilities	$25,823	$946,548	$422,742	$691,003	$2,251,740

Deferred contracts in the accumulation period:
Units owned by participants #	459	14,556	7,569	17,425	141,073
Minimum unit fair value #*	55.690432	63.780634	48.306504	37.579777	15.008296
Maximum unit fair value #*	66.190947	75.807783	57.414535	44.123234	17.412129
Contract liability	$25,823	$946,548	$422,742	$691,003	$2,251,740

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund	JPMorgan SmartRetirement 2040 Fund	JPMorgan SmartRetirement 2045 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	458,839	374,666	320,293	313,098	198,211

Cost	$8,172,001	$7,236,276	$6,265,818	$6,587,198	$4,106,507

Market Value	$6,676,105	$5,844,782	$5,124,682	$5,341,444	$3,339,854

Due from Sponsor Company	1	-	1	-	1
Receivable from fund shares sold	-	12,489	-	-	-
Purchase payments receivable	1,502	1,399	7,349	509	2,942

Total assets	6,677,608	5,858,670	5,132,032	5,341,953	3,342,797

Liabilities:
Due to Sponsor Company	-	-	-	1	-
Payable for fund shares purchased	1,502	1,399	7,349	509	2,942
Redemptions payable	-	12,489	-	-	-

Total liabilities	1,502	13,888	7,349	510	2,942

Net assets:
For contract liabilities	$6,676,106	$5,844,782	$5,124,683	$5,341,443	$3,339,855

Deferred contracts in the accumulation period:
Units owned by participants #	388,455	320,550	262,100	260,070	162,599
Minimum unit fair value #*	16.177403	17.165205	18.369793	19.162436	19.536435
Maximum unit fair value #*	18.768533	19.914617	21.312162	22.231776	22.665673
Contract liability	$6,676,106	$5,844,782	$5,124,683	$5,341,443	$3,339,855

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	JPMorgan SmartRetirement 2050 Fund	JPMorgan SmartRetirement Income Fund	JP Morgan SmartRetirement 2055 Fund	Loomis Sayles Bond Fund	LKCM Aquinas Catholic Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	204,845	36,597	88,190	17,116	16,273

Cost	$4,281,543	$622,079	$2,155,232	$229,084	$261,625

Market Value	$3,486,464	$497,351	$1,813,180	$192,387	$244,916

Due from Sponsor Company	2	2	-	1	-
Receivable from fund shares sold	1,729	4,365	-	-	-
Purchase payments receivable	1,400	18	1,979	453	-

Total assets	3,489,595	501,736	1,815,159	192,841	244,916

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	1,400	18	1,979	453	-
Redemptions payable	1,729	4,365	-	-	-

Total liabilities	3,129	4,383	1,979	453	-

Net assets:
For contract liabilities	$3,486,466	$497,353	$1,813,180	$192,388	$244,916

Deferred contracts in the accumulation period:
Units owned by participants #	166,801	34,951	88,838	10,473	7,673
Minimum unit fair value #*	19.478316	13.331078	19.293393	18.109998	31.110275
Maximum unit fair value #*	22.598293	15.466348	22.058766	21.525009	36.527596
Contract liability	$3,486,466	$497,353	$1,813,180	$192,388	$244,916

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Lord Abbett Affiliated Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth Opportunities fund	Lord Abbett Dividend Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	27,357	185,737	242,405	10,664	15,579

Cost	$409,640	$2,300,555	$1,936,749	$238,776	$247,860

Market Value	$424,694	$2,208,004	$1,693,344	$186,619	$264,034

Due from Sponsor Company	1	2	-	3	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	21	20	65	182	148

Total assets	424,716	2,208,026	1,693,409	186,804	264,182

Liabilities:
Due to Sponsor Company	-	-	19	-	-
Payable for fund shares purchased	21	20	65	182	148
Redemptions payable	-	-	-	-	-

Total liabilities	21	20	84	182	148

Net assets:
For contract liabilities	$424,695	$2,208,006	$1,693,325	$186,622	$264,034

Deferred contracts in the accumulation period:
Units owned by participants #	19,801	57,538	88,694	7,262	9,043
Minimum unit fair value #*	13.753644	26.186969	14.808839	25.073385	26.469329
Maximum unit fair value #*	26.854758	79.561195	21.051811	30.436729	94.195518
Contract liability	$424,695	$2,208,006	$1,693,325	$186,622	$264,034

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Lord Abbett Total Return Fund	Lord Abbett Developing Growth Fund	Lord Abbett International Equity Inv Opt	Lord Abbett Value Opportunities Fund	Clearbridge Value Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	718,443	36,795	29,876	164,973	2,403

Cost	$7,422,461	$833,480	$410,993	$3,116,741	$207,997

Market Value	$6,243,267	$623,484	$371,058	$2,524,600	$246,553

Due from Sponsor Company	-	6	3	-	1
Receivable from fund shares sold	477	-	-	-	-
Purchase payments receivable	7,733	456	1,038	3,181	324

Total assets	6,251,477	623,946	372,099	2,527,781	246,878

Liabilities:
Due to Sponsor Company	5	-	-	-	-
Payable for fund shares purchased	7,733	456	1,038	3,181	324
Redemptions payable	477	-	-	-	-

Total liabilities	8,215	456	1,038	3,181	324

Net assets:
For contract liabilities	$6,243,262	$623,490	$371,061	$2,524,600	$246,554

Deferred contracts in the accumulation period:
Units owned by participants #	383,135	19,754	33,688	104,457	8,916
Minimum unit fair value #*	13.710732	30.018016	9.952156	16.794544	16.267981
Maximum unit fair value #*	16.643163	39.085047	13.190947	29.444098	32.987811
Contract liability	$6,243,262	$623,490	$371,061	$2,524,600	$246,554

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	MFS® Emerging Markets Debt Fund	Massachusetts Investors Growth Stock Fund	MFS High Income Fund	MFS International New Discovery Fund	MFS Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	8,549	61,246	208,636	11,385	22,493

Cost	$121,656	$1,764,281	$716,415	$338,884	$347,170

Market Value	$98,395	$1,993,900	$605,044	$320,386	$497,087

Due from Sponsor Company	-	3	-	2	3
Receivable from fund shares sold	14	-	-	-	-
Purchase payments receivable	23	-	573	1,577	217

Total assets	98,432	1,993,903	605,617	321,965	497,307

Liabilities:
Due to Sponsor Company	2	-	16	-	-
Payable for fund shares purchased	23	-	573	1,577	217
Redemptions payable	14	-	-	-	-

Total liabilities	39	-	589	1,577	217

Net assets:
For contract liabilities	$98,393	$1,993,903	$605,028	$320,388	$497,090

Deferred contracts in the accumulation period:
Units owned by participants #	7,005	49,719	40,581	9,529	18,705
Minimum unit fair value #*	13.155444	22.017775	11.897542	19.082091	22.347481
Maximum unit fair value #*	15.446505	48.985229	28.835746	67.524807	33.106019
Contract liability	$98,393	$1,993,903	$605,028	$320,388	$497,090

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	MFS New Discovery Fund	MFS Research International Fund	MFS Total Return Fund	MFS Utilities Fund	MFS Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	171,223	136,910	124,859	194,272	263,463

Cost	$4,748,995	$2,490,100	$2,349,087	$4,203,448	$10,356,613

Market Value	$3,518,631	$2,693,028	$2,303,649	$4,394,273	$12,482,644

Due from Sponsor Company	3	-	1	2	2
Receivable from fund shares sold	-	1,630	-	-	-
Purchase payments receivable	3,410	7,610	3,181	2,289	18,281

Total assets	3,522,044	2,702,268	2,306,831	4,396,564	12,500,927

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	3,410	7,610	3,181	2,289	18,281
Redemptions payable	-	1,630	-	-	-

Total liabilities	3,410	9,240	3,181	2,289	18,281

Net assets:
For contract liabilities	$3,518,634	$2,693,028	$2,303,650	$4,394,275	$12,482,646

Deferred contracts in the accumulation period:
Units owned by participants #	139,331	216,258	108,040	177,253	378,663
Minimum unit fair value #*	21.840686	11.570172	19.138221	16.864228	20.076962
Maximum unit fair value #*	25.339493	13.899076	23.741721	66.004168	50.730165
Contract liability	$3,518,634	$2,693,028	$2,303,650	$4,394,275	$12,482,646

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	MFS Total Return Bond Fund	MFS Massachusetts Investors Trust	MFS International Growth Fund	MFS Core Equity Fund	MFS Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	88,201	22,278	7,229	58,944	457,672

Cost	$949,243	$730,503	$257,649	$1,805,723	$4,553,866

Market Value	$820,271	$703,533	$256,767	$2,237,444	$3,972,589

Due from Sponsor Company	4	1	-	2	-
Receivable from fund shares sold	13	-	-	-	448
Purchase payments receivable	185	565	-	-	8,782

Total assets	820,473	704,099	256,767	2,237,446	3,981,819

Liabilities:
Due to Sponsor Company	-	-	-	-	6
Payable for fund shares purchased	185	565	-	-	8,782
Redemptions payable	13	-	-	-	448

Total liabilities	198	565	-	-	9,236

Net assets:
For contract liabilities	$820,275	$703,534	$256,767	$2,237,446	$3,972,583

Deferred contracts in the accumulation period:
Units owned by participants #	55,410	11,956	12,508	95,233	325,161
Minimum unit fair value #*	13.559407	53.124719	19.722987	23.123395	10.659425
Maximum unit fair value #*	15.973527	63.140973	23.158021	52.199102	12.804238
Contract liability	$820,275	$703,534	$256,767	$2,237,446	$3,972,583

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	MFS International Intrinsic Value Fund	MFS Technology Fund	MFS Utilities Series	MFS Growth Fund	MFS High Yield Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	503,794	4,400	3,496	5,580	2,070

Cost	$20,683,901	$147,629	$111,886	$674,459	$11,864

Market Value	$17,718,432	$165,854	$126,989	$679,135	$9,772

Due from Sponsor Company	1	2	-	1	-
Receivable from fund shares sold	-	-	-	467	-
Purchase payments receivable	18,335	-	-	9,068	-

Total assets	17,736,768	165,856	126,989	688,671	9,772

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	18,335	-	-	9,068	-
Redemptions payable	-	-	-	467	-

Total liabilities	18,335	-	-	9,535	-

Net assets:
For contract liabilities	$17,718,433	$165,856	$126,989	$679,136	$9,772

Deferred contracts in the accumulation period:
Units owned by participants #	416,226	2,000	3,747	20,200	767
Minimum unit fair value #*	36.216769	77.541685	31.510330	31.906506	12.743800
Maximum unit fair value #*	43.046250	92.161225	35.300590	36.839433	13.622791
Contract liability	$17,718,433	$165,856	$126,989	$679,136	$9,772

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	BlackRock Global Allocation Fund, Inc.	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage U.S. Total Market Fund	BlackRock Mid- Cap Value Fund	BlackRock International Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	351,104	4,993	783	73,563	6,910

Cost	$6,826,466	$81,499	$20,153	$1,381,072	$200,554

Market Value	$5,779,166	$76,043	$16,546	$1,433,009	$194,365

Due from Sponsor Company	-	-	-	-	-
Receivable from fund shares sold	-	-	-	3,313	-
Purchase payments receivable	4,608	-	-	432	-

Total assets	5,783,774	76,043	16,546	1,436,754	194,365

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	4,608	-	-	432	-
Redemptions payable	-	-	-	3,313	-

Total liabilities	4,608	-	-	3,745	-

Net assets:
For contract liabilities	$5,779,166	$76,043	$16,546	$1,433,009	$194,365

Deferred contracts in the accumulation period:
Units owned by participants #	324,473	2,887	692	47,827	12,652
Minimum unit fair value #*	16.477808	23.095262	23.921215	25.297488	14.991673
Maximum unit fair value #*	20.672151	30.151694	26.424235	34.302536	17.603097
Contract liability	$5,779,166	$76,043	$16,546	$1,433,009	$194,365

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	BlackRock Mid Cap Growth Equity Portfolio	Victory Munder Mid- Cap Core Growth Fund	Neuberger Berman Sustainable Equity Fund	Nuveen International Value Fund	Invesco Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	14,938	85,081	39,786	5,161	16,405

Cost	$385,337	$1,347,518	$1,670,507	$121,612	$1,001,689

Market Value	$381,356	$724,041	$1,387,426	$118,600	$778,403

Due from Sponsor Company	4	1	4	32	1
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	292	2,016	123	637	1,110

Total assets	381,652	726,058	1,387,553	119,269	779,514

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	292	2,016	123	637	1,110
Redemptions payable	-	-	-	-	-

Total liabilities	292	2,016	123	637	1,110

Net assets:
For contract liabilities	$381,360	$724,042	$1,387,430	$118,632	$778,404

Deferred contracts in the accumulation period:
Units owned by participants #	13,163	20,895	39,567	10,990	32,831
Minimum unit fair value #*	28.218475	28.606441	29.446494	9.966825	21.299687
Maximum unit fair value #*	32.582578	78.312974	58.033664	11.563411	36.740313
Contract liability	$381,360	$724,042	$1,387,430	$118,632	$778,404

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Invesco Global Fund	Invesco Global Opportunities Fund	Invesco Oppenheimer International Growth Fund	Invesco Main Street Fund	Invesco Global Strategic Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	61,116	2,572	16,309	8,558	99,950

Cost	$5,298,763	$195,235	$659,889	$423,221	$370,820

Market Value	$4,545,186	$111,377	$542,597	$371,407	$304,848

Due from Sponsor Company	1	-	1	3	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	500	300	1,839	-	241

Total assets	4,545,687	111,677	544,437	371,410	305,089

Liabilities:
Due to Sponsor Company	-	-	-	-	7
Payable for fund shares purchased	500	300	1,839	-	241
Redemptions payable	-	-	-	-	-

Total liabilities	500	300	1,839	-	248

Net assets:
For contract liabilities	$4,545,187	$111,377	$542,598	$371,410	$304,841

Deferred contracts in the accumulation period:
Units owned by participants #	114,349	7,311	33,029	15,399	23,321
Minimum unit fair value #*	18.095579	14.374838	13.212976	23.235856	12.689643
Maximum unit fair value #*	190.092197	15.648374	20.805899	28.240302	14.933465
Contract liability	$4,545,187	$111,377	$542,598	$371,410	$304,841

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Invesco Main Street Mid Cap Fund	Invesco Developing Markets Fund	Invesco International Bond Fund	Invesco Main Street All Cap Fund	Invesco Gold & Special Minerals Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	105,782	69,936	645,709	54,865	56,761

Cost	$2,704,018	$2,709,425	$3,589,364	$1,029,382	$1,161,467

Market Value	$2,468,951	$2,474,489	$2,776,548	$1,037,502	$1,231,713

Due from Sponsor Company	1	-	-	1	2
Receivable from fund shares sold	-	-	324	-	-
Purchase payments receivable	12,023	1,059	2,680	22	411

Total assets	2,480,975	2,475,548	2,779,552	1,037,525	1,232,126

Liabilities:
Due to Sponsor Company	-	-	21	-	-
Payable for fund shares purchased	12,023	1,059	2,680	22	411
Redemptions payable	-	-	324	-	-

Total liabilities	12,023	1,059	3,025	22	411

Net assets:
For contract liabilities	$2,468,952	$2,474,489	$2,776,527	$1,037,503	$1,231,715

Deferred contracts in the accumulation period:
Units owned by participants #	100,878	106,547	219,894	41,624	106,176
Minimum unit fair value #*	21.585974	13.074468	11.597509	21.842541	8.805658
Maximum unit fair value #*	29.751238	85.241972	14.128200	28.301377	15.401384
Contract liability	$2,468,952	$2,474,489	$2,776,527	$1,037,503	$1,231,715

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Invesco International Diversified Fund	Invesco Rising Dividends Fund	Putnam Focused International Equity Fund	Putnam VT High Yield Fund	Putnam VT Emerging Markets Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	15,904	519	652	34,784	3,802

Cost	$281,352	$11,161	$9,864	$222,239	$75,103

Market Value	$222,979	$10,962	$7,850	$181,919	$57,753

Due from Sponsor Company	1	1	1	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	426	-	-	-	-

Total assets	223,406	10,963	7,851	181,919	57,753

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	426	-	-	-	-
Redemptions payable	-	-	-	-	-

Total liabilities	426	-	-	-	-

Net assets:
For contract liabilities	$222,980	$10,963	$7,851	$181,919	$57,753

Deferred contracts in the accumulation period:
Units owned by participants #	13,710	498	425	9,277	4,420
Minimum unit fair value #*	16.141737	21.991459	18.451785	17.299366	13.066109
Maximum unit fair value #*	18.513051	24.903927	25.813186	20.421772	15.582257
Contract liability	$222,980	$10,963	$7,851	$181,919	$57,753

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Pioneer Disciplined Value Fund	Pioneer Equity Income Fund	Pioneer Fundamental Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	10,953	14,315	21,288	2,337	3,339

Cost	$350,038	$174,477	$324,257	$88,176	$86,769

Market Value	$357,709	$151,741	$275,465	$77,952	$80,781

Due from Sponsor Company	-	1	1	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	99	38	-	-	-

Total assets	357,808	151,780	275,466	77,952	80,781

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	99	38	-	-	-
Redemptions payable	-	-	-	-	-

Total liabilities	99	38	-	-	-

Net assets:
For contract liabilities	$357,709	$151,742	$275,466	$77,952	$80,781

Deferred contracts in the accumulation period:
Units owned by participants #	8,531	4,692	10,207	1,679	2,692
Minimum unit fair value #*	41.865741	22.801970	25.806128	46.433405	28.607799
Maximum unit fair value #*	45.186807	34.389625	30.300317	55.187821	32.396388
Contract liability	$357,709	$108,664	$275,466	$77,952	$80,781

Deferred contracts in the annuity period:
Units owned by participants #	-	1,889	-	-	-
Minimum unit fair value #*	-	22.801972	-	-	-
Maximum unit fair value #*	-	22.801972	-	-	-
Contract liability	$-	$43,078	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Virtus NFJ International Value Fund	Virtus NFJ Small-Cap Value Fund	Virtus NFJ Dividend Value Fund	PIMCO Total Return Fund	PIMCO Emerging Markets Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,097	72,412	286,843	1,407,645	37,839

Cost	$20,264	$1,251,042	$3,546,561	$14,554,479	$391,578

Market Value	$19,309	$779,874	$2,802,454	$11,908,681	$301,200

Due from Sponsor Company	-	1	3	-	-
Receivable from fund shares sold	-	-	3,205	4,472	-
Purchase payments receivable	-	583	11,370	13,910	-

Total assets	19,309	780,458	2,817,032	11,927,063	301,200

Liabilities:
Due to Sponsor Company	-	-	-	21	5
Payable for fund shares purchased	-	583	11,370	13,910	-
Redemptions payable	-	-	3,205	4,472	-

Total liabilities	-	583	14,575	18,403	5

Net assets:
For contract liabilities	$19,309	$779,875	$2,802,457	$11,908,660	$301,195

Deferred contracts in the accumulation period:
Units owned by participants #	1,974	41,678	152,732	796,607	19,281
Minimum unit fair value #*	9.553508	17.351042	17.386079	13.532396	14.457163
Maximum unit fair value #*	10.823530	20.842044	20.884286	16.990026	17.450490
Contract liability	$19,309	$779,875	$2,802,457	$11,908,660	$301,195

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	PIMCO Real Return Fund	Pioneer Fund	Pioneer High Yield Fund	Pioneer Strategic Income Fund	Pioneer Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	802,377	26,544	96,644	441,017	43,211

Cost	$9,094,562	$864,084	$914,752	$4,700,605	$1,017,538

Market Value	$8,015,747	$776,932	$787,648	$4,004,432	$954,096

Due from Sponsor Company	-	2	-	-	-
Receivable from fund shares sold	-	1,772	557	-	-
Purchase payments receivable	-	9,683	22	2,075	1,683

Total assets	8,015,747	788,389	788,227	4,006,507	955,779

Liabilities:
Due to Sponsor Company	12	-	14	-	-
Payable for fund shares purchased	-	9,683	22	2,075	1,683
Redemptions payable	-	1,772	557	-	-

Total liabilities	12	11,455	593	2,075	1,683

Net assets:
For contract liabilities	$8,015,735	$776,934	$787,634	$4,004,432	$954,096

Deferred contracts in the accumulation period:
Units owned by participants #	524,226	24,750	41,988	223,665	45,964
Minimum unit fair value #*	14.142462	25.966521	15.947587	15.940968	18.981223
Maximum unit fair value #*	17.564276	33.452349	20.063678	18.778791	25.595013
Contract liability	$8,015,735	$776,934	$787,634	$4,004,432	$954,096

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Pioneer Select Mid Cap Growth Fund	PIMCO Total Return ESG Fund	Putnam Large Cap Value Fund	Putnam High Yield Fund	Putnam International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,388	414,510	84,979	157,148	75

Cost	$104,252	$3,905,414	$2,438,852	$906,859	$1,497

Market Value	$85,126	$3,117,118	$2,397,251	$785,742	$1,608

Due from Sponsor Company	3	50	-	2	-
Receivable from fund shares sold	-	-	1,319	-	-
Purchase payments receivable	-	5,383	158	373	-

Total assets	85,129	3,122,551	2,398,728	786,117	1,608

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	-	5,383	158	373	-
Redemptions payable	-	-	1,319	-	-

Total liabilities	-	5,383	1,477	373	-

Net assets:
For contract liabilities	$85,129	$3,117,168	$2,397,251	$785,744	$1,608

Deferred contracts in the accumulation period:
Units owned by participants #	2,578	272,519	82,417	42,077	153
Minimum unit fair value #*	31.388818	10.027190	28.466252	17.396157	10.512848
Maximum unit fair value #*	37.103907	11.500195	37.113224	20.471710	22.455657
Contract liability	$85,129	$3,117,168	$2,397,251	$785,744	$1,608

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Putnam Sustainable Leaders Fund	Putnam International Capital Opportunities Fund	Putnam Small Cap Growth Fund	Royce Small- Cap Total Return Fund	Royce Smaller- Companies Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (5)	Sub-Account
Assets:
Investments:
Number of shares	32	6,343	4,709	131,079	62,449

Cost	$3,013	$243,845	$246,943	$1,280,421	$592,970

Market Value	$2,813	$217,870	$229,168	$891,339	$342,218

Due from Sponsor Company	-	3	2	-	5
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	144	70	70	461

Total assets	2,813	218,017	229,240	891,409	342,684

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	-	144	70	70	461
Redemptions payable	-	-	-	-	-

Total liabilities	-	144	70	70	461

Net assets:
For contract liabilities	$2,813	$217,873	$229,170	$891,339	$342,223

Deferred contracts in the accumulation period:
Units owned by participants #	79	18,124	7,183	74,923	12,519
Minimum unit fair value #*	33.013215	11.271521	24.792941	11.558013	20.925256
Maximum unit fair value #*	38.396134	13.700236	33.417074	12.059710	30.846184
Contract liability	$2,813	$217,873	$229,170	$891,339	$342,223

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
5	Formally, Royce Total Return Fund, Name changed to Royce Small-Cap Total Return Fund, Change effective July 1, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Royce Small- Cap Value Fund	Columbia Large Cap Value Fund	Virtus Ceredex Small-Cap Value Equity Fund	Virtus Ceredex Mid-Cap Value Equity Fund	Virtus Ceredex Large-Cap Value Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	11,102	9,229	77,449	79,031	72

Cost	$104,107	$134,699	$749,455	$980,289	$973

Market Value	$97,812	$136,766	$553,763	$830,612	$697

Due from Sponsor Company	-	-	-	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	3	69	3	77	-

Total assets	97,815	136,835	553,766	830,689	697

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	3	69	3	77	-
Redemptions payable	-	-	-	-	-

Total liabilities	3	69	3	77	-

Net assets:
For contract liabilities	$97,812	$136,766	$553,763	$830,612	$697

Deferred contracts in the accumulation period:
Units owned by participants #	8,803	5,761	11,405	14,273	30
Minimum unit fair value #*	11.082741	21.682823	45.102523	53.711534	23.054136
Maximum unit fair value #*	11.756450	26.448310	53.606748	63.839611	26.746818
Contract liability	$97,812	$136,766	$553,763	$830,612	$697

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	DWS RREEF Real Estate Securities Fund	DWS CROCI Equity Dividend Fund	DWS Enhanced Emerging Markets Fixed Income	SSgA S&P 500 Index Fund	DWS Core Equity VIP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,008	3,787	232	13,291	1,877

Cost	$21,308	$183,151	$2,158	$2,921,914	$20,504

Market Value	$19,243	$198,857	$1,564	$2,674,207	$19,650

Due from Sponsor Company	1	3	2	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	174	-	5,268	-

Total assets	19,244	199,034	1,566	2,679,475	19,650

Liabilities:
Due to Sponsor Company	-	-	-	2	-
Payable for fund shares purchased	-	174	-	5,268	-
Redemptions payable	-	-	-	-	-

Total liabilities	-	174	-	5,270	-

Net assets:
For contract liabilities	$19,244	$198,860	$1,566	$2,674,205	$19,650

Deferred contracts in the accumulation period:
Units owned by participants #	869	10,079	118	64,157	571
Minimum unit fair value #*	22.140087	16.388855	13.194136	34.929710	34.437497
Maximum unit fair value #*	22.140087	21.187291	15.682523	43.444592	44.731342
Contract liability	$19,244	$198,860	$1,566	$2,674,205	$19,650

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	DWS International Growth Fund	MassMutual Overseas Fund	MassMutual Total Return Bond Fund	MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,161	2,429	19,108	1,748,457	74,634

Cost	$141,189	$19,910	$193,379	$44,328,450	$1,797,615

Market Value	$135,246	$17,365	$161,268	$28,286,671	$1,231,782

Due from Sponsor Company	4	2	2	8	1
Receivable from fund shares sold	-	1,277	-	-	-
Purchase payments receivable	-	-	-	9,769	2,123

Total assets	135,250	18,644	161,270	28,296,448	1,233,906

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	-	-	-	9,769	2,123
Redemptions payable	-	1,277	-	-	-

Total liabilities	-	1,277	-	9,769	2,123

Net assets:
For contract liabilities	$135,250	$17,367	$161,270	$28,286,679	$1,231,783

Deferred contracts in the accumulation period:
Units owned by participants #	9,660	1,492	16,027	2,293,849	89,446
Minimum unit fair value #*	10.617149	11.427246	9.498480	12.329586	13.249316
Maximum unit fair value #*	15.108915	12.728910	10.580129	22.830723	21.371519
Contract liability	$135,250	$17,367	$161,270	$28,286,679	$1,231,783

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	MassMutual Strategic Bond Fund	ClearBridge Appreciation Fund	ClearBridge Aggressive Growth Fund	ClearBridge All Cap Value Fund	ClearBridge Mid Cap Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	358,053	24,362	582	2,692	49,101

Cost	$3,846,758	$587,390	$86,050	$39,362	$1,627,421

Market Value	$3,059,613	$654,841	$56,317	$32,794	$1,472,535

Due from Sponsor Company	1	2	6	-	2
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	4,036	102	-	-	162

Total assets	3,063,650	654,945	56,323	32,794	1,472,699

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	4,036	102	-	-	162
Redemptions payable	-	-	-	-	-

Total liabilities	4,036	102	-	-	162

Net assets:
For contract liabilities	$3,059,614	$654,843	$56,323	$32,794	$1,472,537

Deferred contracts in the accumulation period:
Units owned by participants #	336,333	21,454	2,638	1,553	28,959
Minimum unit fair value #*	9.076654	28.928632	19.253441	19.492758	46.132861
Maximum unit fair value #*	10.985121	33.560941	24.579941	21.941724	54.831691
Contract liability	$3,059,614	$654,843	$56,323	$32,794	$1,472,537

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	ClearBridge Small Cap Growth Fund	Thornburg International Equity Fund	Thornburg Small/ Mid Cap Core Fund	Thornburg Small/Mid Cap Growth Fund	Timothy Plan Large/Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	27,105	122,583	8,171	24,660	12,073

Cost	$960,811	$2,992,759	$533,371	$826,589	$227,365

Market Value	$892,680	$2,588,875	$479,342	$527,690	$238,688

Due from Sponsor Company	3	3	2	7	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	2,280	11,472	3	-	-

Total assets	894,963	2,600,350	479,347	527,697	238,688

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	2,280	11,472	3	-	-
Redemptions payable	-	-	-	-	-

Total liabilities	2,280	11,472	3	-	-

Net assets:
For contract liabilities	$892,683	$2,588,878	$479,344	$527,697	$238,688

Deferred contracts in the accumulation period:
Units owned by participants #	27,066	139,988	19,655	22,288	7,180
Minimum unit fair value #*	27.812840	12.338251	18.406272	16.231211	31.310582
Maximum unit fair value #*	38.298457	29.364616	50.093804	45.217819	36.762324
Contract liability	$892,683	$2,588,878	$479,344	$527,697	$238,688

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	T. Rowe Price Growth Stock Fund, Inc.	T. Rowe Price Equity Income Fund	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Retirement 2030 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	74,337	37,385	31,072	510,387	705,758

Cost	$5,114,503	$1,182,319	$528,627	$10,349,917	$17,091,091

Market Value	$4,214,916	$1,215,019	$413,257	$8,329,517	$15,039,693

Due from Sponsor Company	-	2	2	-	1
Receivable from fund shares sold	13	-	-	-	-
Purchase payments receivable	10,674	988	40	6,868	18,585

Total assets	4,225,603	1,216,009	413,299	8,336,385	15,058,279

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	10,674	988	40	6,868	18,585
Redemptions payable	13	-	-	-	-

Total liabilities	10,687	988	40	6,868	18,585

Net assets:
For contract liabilities	$4,214,916	$1,215,021	$413,259	$8,329,517	$15,039,694

Deferred contracts in the accumulation period:
Units owned by participants #	155,593	57,263	25,534	438,455	720,357
Minimum unit fair value #*	25.986561	20.101906	15.461361	17.442479	19.249027
Maximum unit fair value #*	32.094378	26.094122	18.572216	20.951663	23.121829
Contract liability	$4,214,916	$1,215,021	$413,259	$8,329,517	$15,039,694

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Retirement Balanced Fund	T. Rowe Price Retirement 2045 Fund	UBS Global Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	379,139	456,817	69,999	1,054	1,496

Cost	$9,918,866	$7,015,491	$1,033,483	$22,234	$17,751

Market Value	$9,050,047	$6,509,649	$835,786	$17,736	$14,860

Due from Sponsor Company	-	-	-	-	2
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	18,572	21,593	1,027	-	-

Total assets	9,068,619	6,531,242	836,813	17,736	14,862

Liabilities:
Due to Sponsor Company	1	-	1	-	-
Payable for fund shares purchased	18,572	21,593	1,027	-	-
Redemptions payable	-	-	-	-	-

Total liabilities	18,573	21,593	1,028	-	-

Net assets:
For contract liabilities	$9,050,046	$6,509,649	$835,785	$17,736	$14,862

Deferred contracts in the accumulation period:
Units owned by participants #	406,478	288,353	52,602	1,146	1,044
Minimum unit fair value #*	20.608990	20.926605	14.800891	15.478675	12.803221
Maximum unit fair value #*	24.755500	25.136923	17.778854	16.849737	15.083117
Contract liability	$9,050,046	$6,509,649	$835,785	$17,736	$14,862

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Vanguard Small-Cap Index Fund	Vanguard Mid-Cap Index Fund	Vanguard Total Bond Market Index Fund	Victory Diversified Stock Fund	Victory Special Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	38,435	8,739	97,329	21,063	43,646

Cost	$2,178,978	$1,403,159	$1,058,560	$393,404	$1,060,724

Market Value	$3,379,999	$2,206,314	$922,675	$355,751	$1,065,389

Due from Sponsor Company	-	1	-	3	3
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	-	-	216	434

Total assets	3,379,999	2,206,315	922,675	355,970	1,065,826

Liabilities:
Due to Sponsor Company	-	-	1	-	-
Payable for fund shares purchased	-	-	-	216	434
Redemptions payable	-	-	-	-	-

Total liabilities	-	-	1	216	434

Net assets:
For contract liabilities	$3,379,999	$2,206,315	$922,674	$355,754	$1,065,392

Deferred contracts in the accumulation period:
Units owned by participants #	186,534	113,755	84,643	11,033	42,191
Minimum unit fair value #*	18.120059	19.395267	10.900820	22.661358	18.010584
Maximum unit fair value #*	18.120059	19.395267	10.900820	36.950207	30.580004
Contract liability	$3,379,999	$2,206,315	$922,674	$355,754	$1,065,392

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Victory Sycamore Small Company Opportunity Fund	Victory Sycamore Established Value Fund	Invesco Comstock Fund	Invesco Equity and Income Fund	Invesco Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	65,333	204,023	136,299	1,108,206	93,317

Cost	$2,843,150	$9,922,479	$3,279,977	$11,290,195	$2,179,690

Market Value	$2,988,973	$9,125,224	$3,607,828	$10,882,580	$1,915,795

Due from Sponsor Company	1	2	-	-	-
Receivable from fund shares sold	938	-	-	-	-
Purchase payments receivable	15,056	70	3,774	5,995	275

Total assets	3,004,968	9,125,296	3,611,602	10,888,575	1,916,070

Liabilities:
Due to Sponsor Company	-	-	-	1	1
Payable for fund shares purchased	15,056	70	3,774	5,995	275
Redemptions payable	938	-	-	-	-

Total liabilities	15,994	70	3,774	5,996	276

Net assets:
For contract liabilities	$2,988,974	$9,125,226	$3,607,828	$10,882,579	$1,915,794

Deferred contracts in the accumulation period:
Units owned by participants #	86,338	441,345	109,579	440,066	78,245
Minimum unit fair value #*	31.252534	18.881202	24.328378	21.022031	22.274833
Maximum unit fair value #*	37.541349	78.282069	43.794143	40.364294	29.278396
Contract liability	$2,988,974	$9,125,226	$3,607,828	$10,882,579	$1,915,794

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Invesco Quality Income Fund	Invesco Small Cap Value Fund	Invesco American Value Fund	Invesco Value Opportunities Fund	Invesco Diversified Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	146	45,444	16,455	1,433	26,344

Cost	$1,665	$781,098	$495,461	$17,990	$498,464

Market Value	$1,410	$788,906	$477,867	$22,575	$461,284

Due from Sponsor Company	1	-	-	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	1,208	22	-	1,470

Total assets	1,411	790,114	477,889	22,575	462,754

Liabilities:
Due to Sponsor Company	-	1	1	2	-
Payable for fund shares purchased	-	1,208	22	-	1,470
Redemptions payable	-	-	-	-	-

Total liabilities	-	1,209	23	2	1,470

Net assets:
For contract liabilities	$1,411	$788,905	$477,866	$22,573	$461,284

Deferred contracts in the accumulation period:
Units owned by participants #	118	11,238	8,963	891	20,248
Minimum unit fair value #*	11.578411	67.762816	50.889059	24.781962	17.890595
Maximum unit fair value #*	13.625681	80.538987	60.484222	28.689190	27.687405
Contract liability	$1,411	$788,905	$477,866	$22,573	$461,284

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Invesco American Franchise Fund	Invesco Global Core Equity Fund	Vanguard 500 Index Fund	Allspring International Equity Fund	Allspring Core Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	35,629	3,942	18,913	2,276	7,058

Cost	$742,014	$56,099	$4,542,487	$27,630	$93,309

Market Value	$570,423	$47,579	$6,697,442	$25,603	$79,544

Due from Sponsor Company	5	1	-	2	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	367	-	-	-	653

Total assets	570,795	47,580	6,697,442	25,605	80,197

Liabilities:
Due to Sponsor Company	-	-	-	-	1
Payable for fund shares purchased	367	-	-	-	653
Redemptions payable	-	-	-	-	-

Total liabilities	367	-	-	-	654

Net assets:
For contract liabilities	$570,428	$47,580	$6,697,442	$25,605	$79,543

Deferred contracts in the accumulation period:
Units owned by participants #	20,503	3,336	299,194	2,494	7,012
Minimum unit fair value #*	25.826491	14.082039	22.384979	9.543609	10.729287
Maximum unit fair value #*	29.898156	16.302745	22.384979	12.223485	12.544503
Contract liability	$570,428	$47,580	$6,697,442	$25,605	$79,543

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Columbia Seligman Technology and Information Fund	Columbia Seligman Global Technology Fund	Columbia Select Small Cap Value Fund	TIAA-CREF Large Cap Value Index Fund	TIAA-CREF Large Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	7,907	11,713	21	151,778	91,506

Cost	$662,872	$516,679	$430	$2,908,539	$3,227,494

Market Value	$646,412	$562,465	$454	$3,367,962	$3,423,240

Due from Sponsor Company	4	3	-	-	3
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	22	447	-	812	1,050

Total assets	646,438	562,915	454	3,368,774	3,424,293

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	22	447	-	812	1,050
Redemptions payable	-	-	-	-	-

Total liabilities	22	447	-	812	1,050

Net assets:
For contract liabilities	$646,416	$562,468	$454	$3,367,962	$3,423,243

Deferred contracts in the accumulation period:
Units owned by participants #	9,707	9,584	29	116,179	85,394
Minimum unit fair value #*	55.264756	53.330069	15.124431	25.481271	35.269287
Maximum unit fair value #*	74.574536	64.842671	15.912391	29.223631	40.448672
Contract liability	$646,416	$562,468	$454	$3,367,962	$3,423,243

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	TIAA-CREF Bond Index Fund	TIAA-CREF Equity Index Fund	MassMutual Equity Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	21,622	175,120	120,574	59,390	208,869

Cost	$228,996	$4,244,775	$2,120,681	$715,573	$2,489,427

Market Value	$204,115	$4,833,312	$1,966,558	$576,677	$1,948,745

Due from Sponsor Company	-	-	-	1	2
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	2,249	8,155	1,467	688	1,386

Total assets	206,364	4,841,467	1,968,025	577,366	1,950,133

Liabilities:
Due to Sponsor Company	3	-	-	-	-
Payable for fund shares purchased	2,249	8,155	1,467	688	1,386
Redemptions payable	-	-	-	-	-

Total liabilities	2,252	8,155	1,467	688	1,386

Net assets:
For contract liabilities	$204,112	$4,833,312	$1,966,558	$576,678	$1,948,747

Deferred contracts in the accumulation period:
Units owned by participants #	19,731	143,427	129,844	45,949	143,564
Minimum unit fair value #*	9.632508	29.947727	15.145542	12.020298	12.801266
Maximum unit fair value #*	11.047564	34.345859	15.145542	13.401954	14.272727
Contract liability	$204,112	$4,833,312	$1,966,558	$576,678	$1,948,747

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	MassMutual RetireSMARTSM by JPMorgan 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	166,419	176,892	265,635	138,871	109,893

Cost	$1,936,327	$2,122,932	$3,056,244	$1,677,012	$973,442

Market Value	$1,584,311	$1,687,547	$2,504,939	$1,277,611	$762,657

Due from Sponsor Company	1	4	-	1	1
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	1,403	2,598	964	1,036	114

Total assets	1,585,715	1,690,149	2,505,903	1,278,648	762,772

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	1,403	2,598	964	1,036	114
Redemptions payable	-	-	-	-	-

Total liabilities	1,403	2,598	964	1,036	114

Net assets:
For contract liabilities	$1,584,312	$1,687,551	$2,504,939	$1,277,612	$762,658

Deferred contracts in the accumulation period:
Units owned by participants #	113,984	115,890	169,674	84,491	50,134
Minimum unit fair value #*	13.315298	13.703606	14.043270	14.381079	14.546578
Maximum unit fair value #*	14.845865	15.278838	15.657558	16.034237	16.218755
Contract liability	$1,584,312	$1,687,551	$2,504,939	$1,277,612	$762,658

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund	American Century Heritage Fund	ClearBridge Small Cap Value Fund	North Square Spectrum Alpha Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)
Assets:
Investments:
Number of shares	35,526	63,291	63,294	636	13,347

Cost	$392,277	$681,316	$1,295,556	$10,121	$151,855

Market Value	$320,798	$513,920	$985,484	$10,017	$76,739

Due from Sponsor Company	2	2	4	-	1
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	296	-	2,353	-	61

Total assets	321,096	513,922	987,841	10,017	76,801

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	296	-	2,353	-	61
Redemptions payable	-	-	-	-	-

Total liabilities	296	-	2,353	-	61

Net assets:
For contract liabilities	$320,800	$513,922	$985,488	$10,017	$76,740

Deferred contracts in the accumulation period:
Units owned by participants #	26,217	33,565	51,324	492	5,581
Minimum unit fair value #*	11.191998	14.589896	18.148025	17.093826	13.605608
Maximum unit fair value #*	12.478491	16.267061	20.336688	20.682315	14.469183
Contract liability	$320,800	$513,922	$985,488	$10,017	$76,740

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
2	Formally, North Square Oak Ridge Small Cap Growth Fund, Name changed to North Square Spectrum Alpha Fund, Change effective January 11, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Invesco Intermediate Bond Factor Fund	MassMutual Strategic Emerging Markets Fund	MassMutual Small Cap Opportunities Fund	MassMutual Small Cap Growth Equity Fund	Fidelity VIP Freedom 2035 Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	917	1,092	50,024	295,579	457

Cost	$9,675	$13,704	$797,691	$3,147,611	$9,245

Market Value	$8,321	$9,864	$736,716	$2,246,404	$10,280

Due from Sponsor Company	-	-	-	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	51	761	-	-

Total assets	8,321	9,915	737,477	2,246,404	10,280

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	-	51	761	-	-
Redemptions payable	-	-	-	-	-

Total liabilities	-	51	761	-	-

Net assets:
For contract liabilities	$8,321	$9,864	$736,716	$2,246,404	$10,280

Deferred contracts in the accumulation period:
Units owned by participants #	843	879	44,075	105,428	649
Minimum unit fair value #*	9.873515	11.406565	17.498554	20.112918	15.828976
Maximum unit fair value #*	10.748132	12.417351	19.111359	21.307942	16.270678
Contract liability	$8,321	$9,864	$736,716	$2,246,404	$10,280

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Fidelity VIP Freedom 2050 Portfolio	Delaware Ivy Small Cap Growth Fund	JPMorgan Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund	T. Rowe Price Retirement 2060 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	27	33,458	40,490	47,569	6,526

Cost	$471	$734,918	$1,803,067	$1,131,211	$89,417

Market Value	$531	$533,994	$1,496,093	$990,870	$81,120

Due from Sponsor Company	1	4	-	-	2
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	83	-	1,254	-

Total assets	532	534,081	1,496,093	992,124	81,122

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	-	83	-	1,254	-
Redemptions payable	-	-	-	-	-

Total liabilities	-	83	-	1,254	-

Net assets:
For contract liabilities	$532	$533,998	$1,496,093	$990,870	$81,122

Deferred contracts in the accumulation period:
Units owned by participants #	33	29,187	103,265	70,615	5,035
Minimum unit fair value #*	16.233973	16.943337	14.487879	12.761333	15.442536
Maximum unit fair value #*	16.686957	18.444462	14.487879	14.182126	16.810393
Contract liability	$532	$533,998	$1,496,093	$990,870	$81,122

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	MSIF Global Opportunity Portfolio	JPMorgan U.S. Government Money Market Fund	American Century U.S. Government Money Market Fund	Invesco Balanced-Risk Commodity Strategy Fund	Putnam Growth Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	7,620	519,984	372,510	3,512	103

Cost	$192,497	$519,984	$372,510	$24,349	$3,809

Market Value	$146,234	$519,984	$372,510	$23,706	$3,896

Due from Sponsor Company	-	2	3	-	1
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	313	1,145	38	-

Total assets	146,234	520,299	373,658	23,744	3,897

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	-	313	1,145	38	-
Redemptions payable	-	-	-	-	-

Total liabilities	-	313	1,145	38	-

Net assets:
For contract liabilities	$146,234	$519,986	$372,513	$23,706	$3,897

Deferred contracts in the accumulation period:
Units owned by participants #	8,700	53,881	37,381	1,749	183
Minimum unit fair value #*	16.445276	9.591111	9.599831	13.278797	21.333393
Maximum unit fair value #*	17.356903	10.440729	10.450191	14.455133	21.333393
Contract liability	$146,234	$519,986	$372,513	$23,706	$3,897

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	John Hancock New Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund	Columbia Large Cap Growth Opportunity Fund	JPMorgan SmartRetirement 2060 Fund	Victory RS Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	15,045	7,237	73,531	337	67,093

Cost	$357,429	$71,864	$1,223,499	$6,217	$1,824,473

Market Value	$335,659	$58,476	$792,664	$5,867	$1,612,923

Due from Sponsor Company	1	1	4	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	272	-	243	-	-

Total assets	335,932	58,477	792,911	5,867	1,612,923

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	272	-	243	-	-
Redemptions payable	-	-	-	-	-

Total liabilities	272	-	243	-	-

Net assets:
For contract liabilities	$335,660	$58,477	$792,668	$5,867	$1,612,923

Deferred contracts in the accumulation period:
Units owned by participants #	21,176	4,152	42,784	424	93,224
Minimum unit fair value #*	15.446515	13.456583	18.227069	13.252569	17.301521
Maximum unit fair value #*	16.814941	14.481467	19.690393	14.231158	17.301521
Contract liability	$335,660	$58,477	$792,668	$5,867	$1,612,923

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Pioneer Global Sustainable Equity Fund	BlackRock Advantage Small Cap Growth Fund	MassMutual Select T.Rowe Price Retire 2020 Fund	MassMutual Select T.Rowe Price Retire 2025 Fund	MassMutual Select T.Rowe Price Retire 2030 Fund
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	91,183	50,965	10,141	107	427

Cost	$1,471,707	$710,864	$142,227	$1,636	$7,036

Market Value	$1,395,097	$511,177	$125,956	$1,384	$5,710

Due from Sponsor Company	1	4	-	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	3,858	852	-	-	-

Total assets	1,398,956	512,033	125,956	1,384	5,710

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	3,858	852	-	-	-
Redemptions payable	-	-	-	-	-

Total liabilities	3,858	852	-	-	-

Net assets:
For contract liabilities	$1,395,098	$511,181	$125,956	$1,384	$5,710

Deferred contracts in the accumulation period:
Units owned by participants #	102,936	40,974	11,430	120	493
Minimum unit fair value #*	13.201379	12.165571	10.914839	11.083842	11.204122
Maximum unit fair value #*	14.088131	12.706667	11.589500	11.768955	11.896712
Contract liability	$1,395,098	$511,181	$125,956	$1,384	$5,710

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
1	Formally, Pioneer Global Equity Fund, Name changed to Pioneer Global Sustainable Equity Fund, Change effective February 15, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	MassMutual Select T.Rowe Price Retire 2035 Fund	MassMutual Select T.Rowe Price Retire 2040 Fund	MassMutual Select T.Rowe Price Retire 2045 Fund	MassMutual Select T.Rowe Price Retire 2050 Fund	MassMutual Select T.Rowe Price Retire 2060 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,524	2,132	436	4,242	588

Cost	$23,930	$32,079	$6,574	$65,107	$10,784

Market Value	$21,294	$29,780	$6,305	$60,994	$8,759

Due from Sponsor Company	1	-	-	-	-
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	-	-	-	-

Total assets	21,295	29,780	6,305	60,994	8,759

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	-	-	-	-	-
Redemptions payable	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets:
For contract liabilities	$21,295	$29,780	$6,305	$60,994	$8,759

Deferred contracts in the accumulation period:
Units owned by participants #	1,823	2,585	546	5,262	759
Minimum unit fair value #*	11.330540	11.447486	11.555770	11.559285	11.541088
Maximum unit fair value #*	12.030967	12.155136	12.270119	12.273831	12.254512
Contract liability	$21,295	$29,780	$6,305	$60,994	$8,759

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	BlackRock S&P 500 Index V.I. Fund	Hartford International Equity Fund	BNY Mellon Insight Core Plus Fund	Keeley Small Cap Dividend Value Fund	Hartford Global Impact Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	507,523	45,313	51,803	36,610	2,706

Cost	$12,795,571	$465,106	$522,272	$596,756	$34,333

Market Value	$12,480,344	$467,172	$467,266	$567,082	$34,504

Due from Sponsor Company	4	1	-	-	1
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	5,262	61	398	690	-

Total assets	12,485,610	467,234	467,664	567,772	34,505

Liabilities:
Due to Sponsor Company	-	-	1	-	-
Payable for fund shares purchased	5,262	61	398	690	-
Redemptions payable	-	-	-	-	-

Total liabilities	5,262	61	399	690	-

Net assets:
For contract liabilities	$12,480,348	$467,173	$467,265	$567,082	$34,505

Deferred contracts in the accumulation period:
Units owned by participants #	839,841	46,146	45,661	44,089	3,019
Minimum unit fair value #*	14.241108	9.942818	9.901237	12.261909	11.415851
Maximum unit fair value #*	15.295255	10.267283	10.290068	12.827665	11.693738
Contract liability	$12,461,894	$467,173	$467,265	$567,082	$34,505

Deferred contracts in the annuity period:
Units owned by participants #	1,248	-	-	-	-
Minimum unit fair value #*	14.792133	-	-	-	-
Maximum unit fair value #*	14.792133	-	-	-	-
Contract liability	$18,454	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Invesco Dividend Income Fund	AB Sustainable Global Thematic Fund	Virtus Duff & Phelps Water Fund Institutional	MassMutual Global Fund	Columbia Acorn International Select Fund
	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	461	12,712	60,452	4,587	107

Cost	$9,970	$2,138,140	$1,147,739	$71,969	$3,120

Market Value	$11,214	$1,734,485	$1,057,907	$43,026	$2,307

Due from Sponsor Company	1	-	-	-	3
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	3,235	1,402	78	-

Total assets	11,215	1,737,720	1,059,309	43,104	2,310

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	-	3,235	1,402	78	-
Redemptions payable	-	-	-	-	-

Total liabilities	-	3,235	1,402	78	-

Net assets:
For contract liabilities	$11,215	$1,734,485	$1,057,907	$43,026	$2,310

Deferred contracts in the accumulation period:
Units owned by participants #	722	123,995	78,618	3,555	269
Minimum unit fair value #*	14.248451	13.988342	13.456227	12.103846	8.569760
Maximum unit fair value #*	15.733559	13.988342	13.456227	12.103846	8.701236
Contract liability	$11,215	$1,734,485	$1,057,907	$43,026	$2,310

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
8	Formally, Virtus AllianzGI Water Fund Institutional, Name changed to Virtus Duff & Phelps Water Fund Institutional, Change effective July 25, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	AMG GW&K Small/ Mid Cap	PGIM Jennison Focused Growth Fund	NexPoint Merger Arbitrage Fund	MM S&P 500® Index Fund	Russell Balanced Strategy Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	3,638	14,793	1,571	133,813	6,406

Cost	$62,492	$305,058	$31,161	$2,186,688	$69,986

Market Value	$54,643	$197,185	$30,530	$1,657,947	$57,076

Due from Sponsor Company	2	1	1	1	2
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	312	328	58	1,221	-

Total assets	54,957	197,514	30,589	1,659,169	57,078

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	312	328	58	1,221	-
Redemptions payable	-	-	-	-	-

Total liabilities	312	328	58	1,221	-

Net assets:
For contract liabilities	$54,645	$197,186	$30,531	$1,657,948	$57,078

Deferred contracts in the accumulation period:
Units owned by participants #	5,805	31,420	2,926	76,469	5,350
Minimum unit fair value #*	9.338383	6.236891	10.360822	20.602530	10.282064
Maximum unit fair value #*	9.468342	6.321270	10.532905	22.948257	12.341503
Contract liability	$54,645	$197,186	$30,531	$1,657,948	$57,078

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Russell Conservative Strategy Fund	Russell Equity Growth Strategy Fund	Russell Growth Strategy Fund	Russell Moderate Strategy Fund	Empower S&P Mid Cap 400 Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,384	1	8,465	1,010	5,475

Cost	$13,884	$19	$100,356	$10,049	$94,987

Market Value	$11,310	$17	$84,314	$8,394	$94,719

Due from Sponsor Company	2	-	-	1	1,539
Receivable from fund shares sold	-	-	-	-	-
Purchase payments receivable	-	-	-	-	-

Total assets	11,312	17	84,314	8,395	96,258

Liabilities:
Due to Sponsor Company	-	-	-	-	-
Payable for fund shares purchased	-	-	-	-	-
Redemptions payable	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets:
For contract liabilities	$11,312	$17	$84,314	$8,395	$96,258

Deferred contracts in the accumulation period:
Units owned by participants #	1,102	1	6,802	848	9,215
Minimum unit fair value #*	9.749411	12.812560	10.934248	9.718347	9.634130
Maximum unit fair value #*	10.796728	12.812560	12.835345	10.892042	10.564767
Contract liability	$11,312	$17	$84,314	$8,395	$96,258

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-
Minimum unit fair value #*	-	-	-	-	-
Maximum unit fair value #*	-	-	-	-	-
Contract liability	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2022

	Empower S&P SmallCap 600 Index Fund	Empower International Index Fund
	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	947	8,890

Cost	$11,252	$97,034

Market Value	$10,780	$97,518

Due from Sponsor Company		-
Receivable from fund shares sold	-	-
Purchase payments receivable	-	1,341

Total assets	10,780	98,859

Liabilities:
Due to Sponsor Company	-	-
Payable for fund shares purchased	-	1,341
Redemptions payable	-	-

Total liabilities	-	1,341

Net assets:
For contract liabilities	$10,780	$97,518

Deferred contracts in the accumulation period:
Units owned by participants #	1,059	9,776
Minimum unit fair value #*	9.845627	9.600735
Maximum unit fair value #*	10.181571	10.437984
Contract liability	$10,780	$97,518

Deferred contracts in the annuity period:
Units owned by participants #	-	-
Minimum unit fair value #*	-	-
Maximum unit fair value #*	-	-
Contract liability	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

American Century Equity Income Fund
Sub-Account
Investment income:
Dividends	$536,071

Expenses:
Mortality and expense risk charges	(29,019)

Total Expenses	(29,019)

Net Investment income (loss)	507,052

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	567,235
Net realized gain distributions	1,488,393
Net unrealized appreciation (depreciation) of Investments	(3,524,023)

Net gain (loss) on investments	(1,468,395)

Net increase (decrease) in net assets resulting from operations	$(961,343)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	American Century Growth Fund	American Century Ultra® Fund	American Century VP Balanced Fund	American Century Small Company Fund	American Century Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$-	$6,911	$-	$29,395

Expenses:
Mortality and expense risk charges	(9,439)	(3,694)	(3,976)	(3)	(5,635)

Total Expenses	(9,439)	(3,694)	(3,976)	(3)	(5,635)

Net Investment income (loss)	(9,439)	(3,694)	2,935	(3)	23,760

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	18,497	8,450	(1,227)	(1)	60,469
Net realized gain distributions	68,804	38,752	88,161	-	96,056
Net unrealized appreciation (depreciation) of Investments	(698,753)	(296,521)	(207,329)	(148)	(833,928)

Net gain (loss) on investments	(611,452)	(249,319)	(120,395)	(149)	(677,403)

Net increase (decrease) in net assets resulting from operations	$(620,891)	$(253,013)	$(117,460)	$(152)	$(653,643)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	American Century Focused Large Cap Value fund	American Century Inflation-Adjusted Bond Fund	American Century Equity Growth Fund	American Century VP Disciplined Core Value Fund	American Century VP Ultra Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$861	$7,657	$946	$3,306	$-

Expenses:
Mortality and expense risk charges	(412)	(1,044)	(1,063)	(1,298)	(9,773)

Total Expenses	(412)	(1,044)	(1,063)	(1,298)	(9,773)

Net Investment income (loss)	449	6,613	(117)	2,008	(9,773)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	17	(2,351)	(11,230)	(369)	50,658
Net realized gain distributions	5,605	-	7,012	45,310	157,765
Net unrealized appreciation (depreciation) of Investments	(5,511)	(24,934)	(26,855)	(74,428)	(807,534)

Net gain (loss) on investments	111	(27,285)	(31,073)	(29,487)	(599,111)

Net increase (decrease) in net assets resulting from operations	$560	$(20,672)	$(31,190)	$(27,479)	$(608,884)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	American Century VP Value Fund	American Century Mid Cap Value Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco EQV European Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$12,477	$8,675	$-	$424	$101

Expenses:
Mortality and expense risk charges	(4,173)	(3,055)	(731)	(183)	(1,133)

Total Expenses	(4,173)	(3,055)	(731)	(183)	(1,133)

Net Investment income (loss)	8,304	5,620	(731)	241	(1,032)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,987	10,132	(312)	1,735	(3,451)
Net realized gain distributions	47,802	72,966	18,217	2,784	17,038
Net unrealized appreciation (depreciation) of Investments	(76,057)	(99,450)	(46,027)	(5,910)	(87,617)

Net gain (loss) on investments	(11,268)	(16,352)	(28,122)	(1,391)	(74,030)

Net increase (decrease) in net assets resulting from operations	$(2,964)	$(10,732)	$(28,853)	$(1,150)	$(75,062)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Invesco EQV International Equity Fund	Invesco Small Cap Growth Fund	Invesco Real Estate Fund	Invesco Small Cap Equity Fund	Invesco EQV Emerging Markets All Cap Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$-	$37,353	$-	$35,472

Expenses:
Mortality and expense risk charges	(2,775)	(26,407)	(22,060)	(2,339)	(3,441)

Total Expenses	(2,775)	(26,407)	(22,060)	(2,339)	(3,441)

Net Investment income (loss)	(2,775)	(26,407)	15,293	(2,339)	32,031

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(18,234)	(258,616)	(34,201)	(17,855)	(207,658)
Net realized gain distributions	24,952	117,372	320,409	8,262	-
Net unrealized appreciation (depreciation) of Investments	(64,902)	(1,759,305)	(1,583,333)	(78,464)	(427,958)

Net gain (loss) on investments	(58,184)	(1,900,549)	(1,297,125)	(88,057)	(635,616)

Net increase (decrease) in net assets resulting from operations	$(60,959)	$(1,926,956)	$(1,281,832)	$(90,396)	$(603,585)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	American Century Diversified Bond Fund	Domini Impact Equity Fund	AB Global Bond Fund	AB Global Risk Allocation Fund	AB Relative Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$3,005	$109	$8,832	$10,242	$511

Expenses:
Mortality and expense risk charges	(1,733)	(1,049)	(1,362)	(1,594)	(334)

Total Expenses	(1,733)	(1,049)	(1,362)	(1,594)	(334)

Net Investment income (loss)	1,272	(940)	7,470	8,648	177

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(5,146)	138	(2,389)	1,778	1,877
Net realized gain distributions	-	1,641	-	2,567	2,676
Net unrealized appreciation (depreciation) of Investments	(21,652)	(31,846)	(23,022)	(32,599)	(8,692)

Net gain (loss) on investments	(26,798)	(30,067)	(25,411)	(28,254)	(4,139)

Net increase (decrease) in net assets resulting from operations	$(25,526)	$(31,007)	$(17,941)	$(19,606)	$(3,962)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	AB Sustainable International Thematic Fund	AB International Value Fund	AB Growth Fund	AB Discovery Growth Fund	AB Discovery Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$7,598	$-	$-	$4,674

Expenses:
Mortality and expense risk charges	(3,023)	(5,315)	(330)	(2,097)	(4,631)

Total Expenses	(3,023)	(5,315)	(330)	(2,097)	(4,631)

Net Investment income (loss)	(3,023)	2,283	(330)	(2,097)	43

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	626	(7,208)	(19)	268	3,080
Net realized gain distributions	1,844	-	657	-	31,132
Net unrealized appreciation (depreciation) of Investments	(137,548)	(85,550)	(15,960)	(122,796)	(141,252)

Net gain (loss) on investments	(135,078)	(92,758)	(15,322)	(122,528)	(107,040)

Net increase (decrease) in net assets resulting from operations	$(138,101)	$(90,475)	$(15,652)	$(124,625)	$(106,997)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	AB Value Fund	AB High Income Fund	American Funds AMCAP Fund®	American Funds American Balanced Fund®	American Funds Capital Income Builder®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$246	$30,609	$-	$258,801	$411,436

Expenses:
Mortality and expense risk charges	(211)	(3,574)	(31,474)	(79,852)	(113,737)

Total Expenses	(211)	(3,574)	(31,474)	(79,852)	(113,737)

Net Investment income (loss)	35	27,035	(31,474)	178,949	297,699

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	34	(15,703)	30,936	161,375	177,335
Net realized gain distributions	1,858	-	245,259	109,660	-
Net unrealized appreciation (depreciation) of Investments	(3,364)	(74,337)	(1,665,381)	(3,065,366)	(1,753,888)

Net gain (loss) on investments	(1,472)	(90,040)	(1,389,186)	(2,794,331)	(1,576,553)

Net increase (decrease) in net assets resulting from operations	$(1,437)	$(63,005)	$(1,420,660)	$(2,615,382)	$(1,278,854)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	American Funds EuroPacific Growth Fund	American Funds Fundamental Investors Fund(SM)	American Funds New Perspective Fund®	American Funds The Bond Fund of America®	American Funds The Growth Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$148,805	$189,349	$42,101	$75,452	$-

Expenses:
Mortality and expense risk charges	(79,950)	(116,236)	(74,653)	(26,857)	(290,313)

Total Expenses	(79,950)	(116,236)	(74,653)	(26,857)	(290,313)

Net Investment income (loss)	68,855	73,113	(32,552)	48,595	(290,313)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(78,924)	308,907	261,822	(42,404)	1,048,611
Net realized gain distributions	87,020	524,312	320,948	4,149	1,352,869
Net unrealized appreciation (depreciation) of Investments	(4,971,222)	(4,409,357)	(4,303,166)	(511,717)	(20,337,610)

Net gain (loss) on investments	(4,963,126)	(3,576,138)	(3,720,396)	(549,972)	(17,936,130)

Net increase (decrease) in net assets resulting from operations	$(4,894,271)	$(3,503,025)	$(3,752,948)	$(501,377)	$(18,226,443)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	American Funds The Income Fund of America®	American Funds The Investment Company of America®	American Funds The New Economy Fund®	American Funds Washington Mutual Investors Fund(SM)	American Funds American Mutual Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$278,042	$99,860	$-	$85,640	$80,011

Expenses:
Mortality and expense risk charges	(73,308)	(73,025)	(15,183)	(45,229)	(33,055)

Total Expenses	(73,308)	(73,025)	(15,183)	(45,229)	(33,055)

Net Investment income (loss)	204,734	26,835	(15,183)	40,411	46,956

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	199,542	212,709	1,661	152,018	148,134
Net realized gain distributions	311,129	397,374	-	233,282	139,009
Net unrealized appreciation (depreciation) of Investments	(1,606,598)	(2,568,773)	(1,107,745)	(1,025,967)	(619,427)

Net gain (loss) on investments	(1,095,927)	(1,958,690)	(1,106,084)	(640,667)	(332,284)

Net increase (decrease) in net assets resulting from operations	$(891,193)	$(1,931,855)	$(1,121,267)	$(600,256)	$(285,328)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	American Funds Capital World Growth and Income Fund®	American Funds SMALLCAP World Fund®	New World Fund	Ariel Appreciation Fund	Ariel Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$404,899	$-	$2,565	$492	$557

Expenses:
Mortality and expense risk charges	(129,117)	(5,792)	(1,899)	(587)	(1,039)

Total Expenses	(129,117)	(5,792)	(1,899)	(587)	(1,039)

Net Investment income (loss)	275,782	(5,792)	666	(95)	(482)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	382,331	7,435	(9,887)	(3,057)	397
Net realized gain distributions	-	-	-	7,602	10,091
Net unrealized appreciation (depreciation) of Investments	(5,862,194)	(290,412)	(105,198)	(16,759)	(40,527)

Net gain (loss) on investments	(5,479,863)	(282,977)	(115,085)	(12,214)	(30,039)

Net increase (decrease) in net assets resulting from operations	$(5,204,081)	$(288,769)	$(114,419)	$(12,309)	$(30,521)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Artisan Mid Cap Value Fund	Ave Maria Rising Dividend Fund	Ave Maria Value Fund	Ave Maria Growth Fund	BlackRock LifePath® Dynamic 2030 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$8,673	$22,114	$495	$375	$346,053

Expenses:
Mortality and expense risk charges	(2,428)	(7,522)	(389)	(1,442)	(110,762)

Total Expenses	(2,428)	(7,522)	(389)	(1,442)	(110,762)

Net Investment income (loss)	6,245	14,592	106	(1,067)	235,291

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(40,508)	1,276	3,197	899	(801,012)
Net realized gain distributions	567,096	91,280	-	-	128,176
Net unrealized appreciation (depreciation) of Investments	(1,053,755)	(195,627)	522	(39,178)	(4,230,851)

Net gain (loss) on investments	(527,167)	(103,071)	3,719	(38,279)	(4,903,687)

Net increase (decrease) in net assets resulting from operations	$(520,922)	$(88,479)	$3,825	$(39,346)	$(4,668,396)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2035 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$385,037	$109,543	$96,728	$9,098	$9,212

Expenses:
Mortality and expense risk charges	(124,945)	(63,431)	(32,766)	(10,481)	(8,479)

Total Expenses	(124,945)	(63,431)	(32,766)	(10,481)	(8,479)

Net Investment income (loss)	260,092	46,112	63,962	(1,383)	733

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(853,675)	(599,734)	(107,079)	(47,309)	(6,337)
Net realized gain distributions	203,926	58,526	56,734	2,734	4,890
Net unrealized appreciation (depreciation) of Investments	(5,137,688)	(2,175,946)	(1,541,957)	(132,747)	(145,666)

Net gain (loss) on investments	(5,787,437)	(2,717,154)	(1,592,302)	(177,322)	(147,113)

Net increase (decrease) in net assets resulting from operations	$(5,527,345)	$(2,671,042)	$(1,528,340)	$(178,705)	$(146,380)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2055 Fund	Baron Small Cap Fund	BlackRock Impact Mortgage Fund	BlackRock Equity Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (23)	Sub-Account
Investment income:
Dividends	$7,293	$10,011	$-	$3,821	$35,406

Expenses:
Mortality and expense risk charges	(6,043)	(8,576)	(1,449)	(1,026)	(22,438)

Total Expenses	(6,043)	(8,576)	(1,449)	(1,026)	(22,438)

Net Investment income (loss)	1,250	1,435	(1,449)	2,795	12,968

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(5,447)	(10,485)	1,119	(1,880)	(7,431)
Net realized gain distributions	5,686	6,896	14,034	-	275,125
Net unrealized appreciation (depreciation) of Investments	(116,134)	(192,340)	(136,296)	(27,752)	(411,973)

Net gain (loss) on investments	(115,895)	(195,929)	(121,143)	(29,632)	(144,279)

Net increase (decrease) in net assets resulting from operations	$(114,645)	$(194,494)	$(122,592)	$(26,837)	$(131,311)

23	Formally, BlackRock U.S. Government Bond Portfolio , Name changed to BlackRock Impact Mortgage Fund, Change effective September 1, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	BlackRock Capital Appreciation Fund	BlackRock Advantage Large Cap Growth Fund	Calvert VP SRI Balanced Portfolio	Calvert Equity Fund	Calvert Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$120	$440	$-	$54,079

Expenses:
Mortality and expense risk charges	(4,016)	(818)	(253)	(51,449)	(13,630)

Total Expenses	(4,016)	(818)	(253)	(51,449)	(13,630)

Net Investment income (loss)	(4,016)	(698)	187	(51,449)	40,449

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,163)	1,980	91	520,091	(42,032)
Net realized gain distributions	30,622	-	3,485	263,546	-
Net unrealized appreciation (depreciation) of Investments	(223,206)	(30,406)	(10,333)	(2,995,668)	(296,832)

Net gain (loss) on investments	(193,747)	(28,426)	(6,757)	(2,212,031)	(338,864)

Net increase (decrease) in net assets resulting from operations	$(197,763)	$(29,124)	$(6,570)	$(2,263,480)	$(298,415)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Calvert Income Fund	Columbia Contrarian Core Fund	Columbia Small Cap Value I Fund	Columbia Select Mid Cap Value Fund	Columbia Acorn Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$24,460	$807	$468	$10,830	$-

Expenses:
Mortality and expense risk charges	(6,511)	(4,444)	(1,495)	(13,074)	(9,688)

Total Expenses	(6,511)	(4,444)	(1,495)	(13,074)	(9,688)

Net Investment income (loss)	17,949	(3,637)	(1,027)	(2,244)	(9,688)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,013)	4,745	2,846	3,782	(93,675)
Net realized gain distributions	-	30,024	6,973	94,941	82,819
Net unrealized appreciation (depreciation) of Investments	(134,884)	(124,032)	(23,942)	(269,688)	(570,947)

Net gain (loss) on investments	(136,897)	(89,263)	(14,123)	(170,965)	(581,803)

Net increase (decrease) in net assets resulting from operations	$(118,948)	$(92,900)	$(15,150)	$(173,209)	$(591,491)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	CRM Mid Cap Value Fund	Calamos International Growth Fund	Davis Financial Fund	Davis New York Venture Fund	Davis Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$4,143	$-	$4,472	$68,070	$394

Expenses:
Mortality and expense risk charges	(1,810)	(19)	(2,258)	(30,192)	(1,011)

Total Expenses	(1,810)	(19)	(2,258)	(30,192)	(1,011)

Net Investment income (loss)	2,333	(19)	2,214	37,878	(617)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	118	(2)	935	(211,737)	(2,419)
Net realized gain distributions	11,025	-	4,558	237,402	7,211
Net unrealized appreciation (depreciation) of Investments	(51,689)	(598)	(40,246)	(1,043,685)	(23,695)

Net gain (loss) on investments	(40,546)	(600)	(34,753)	(1,018,020)	(18,903)

Net increase (decrease) in net assets resulting from operations	$(38,213)	$(619)	$(32,539)	$(980,142)	$(19,520)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Delaware Diversified Income Fund	Delaware Extended Duration Bond Fund	Dreyfus Bond Market Index Fund	BNY Mellon Variable Investment Fund Appreciation Portfolio	BNY Mellon International Stock Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$4,749	$87	$303,119	$169	$6,486

Expenses:
Mortality and expense risk charges	(891)	(14)	(30,058)	(176)	-

Total Expenses	(891)	(14)	(30,058)	(176)	-

Net Investment income (loss)	3,858	73	273,061	(7)	6,486

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,846)	(10)	(364,540)	(919)	(152)
Net realized gain distributions	-	-	-	7,875	-
Net unrealized appreciation (depreciation) of Investments	(25,574)	(839)	(2,064,987)	(12,539)	(58,370)

Net gain (loss) on investments	(28,420)	(849)	(2,429,527)	(5,583)	(58,522)

Net increase (decrease) in net assets resulting from operations	$(24,562)	$(776)	$(2,156,466)	$(5,590)	$(52,036)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	BNY Mellon MidCap Index Fund	BNY Mellon Small Cap Stock Index Fund	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon S&P 500 Index Fund	Eaton Vance Large-Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$224,195	$144,117	$37	$420,000	$18,925

Expenses:
Mortality and expense risk charges	(37,696)	(24,772)	(50)	(112,051)	(16,250)

Total Expenses	(37,696)	(24,772)	(50)	(112,051)	(16,250)

Net Investment income (loss)	186,499	119,345	(13)	307,949	2,675

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(191,836)	(17,588)	10	(186,633)	29,383
Net realized gain distributions	2,228,425	1,291,111	506	3,059,248	53,835
Net unrealized appreciation (depreciation) of Investments	(5,059,870)	(3,847,725)	(2,511)	(11,032,008)	(154,043)

Net gain (loss) on investments	(3,023,281)	(2,574,202)	(1,995)	(8,159,393)	(70,825)

Net increase (decrease) in net assets resulting from operations	$(2,836,782)	$(2,454,857)	$(2,008)	$(7,851,444)	$(68,150)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Eaton Vance Dividend Builder Fund	Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Income Fund of Boston	Eaton Vance Balanced Fund	Eaton Vance Atlanta Capital SMID-Cap Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$29,307	$1,219	$188,989	$3,116	$-

Expenses:
Mortality and expense risk charges	(8,763)	(4,251)	(15,867)	(2,824)	(1,919)

Total Expenses	(8,763)	(4,251)	(15,867)	(2,824)	(1,919)

Net Investment income (loss)	20,544	(3,032)	173,122	292	(1,919)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	38,120	9,358	(90,443)	860	6,280
Net realized gain distributions	337,839	23,995	-	9,854	94,786
Net unrealized appreciation (depreciation) of Investments	(572,410)	(118,510)	(431,390)	(56,344)	(194,257)

Net gain (loss) on investments	(196,451)	(85,157)	(521,833)	(45,630)	(93,191)

Net increase (decrease) in net assets resulting from operations	$(175,907)	$(88,189)	$(348,711)	$(45,338)	$(95,110)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Allspring Asset Allocation Fund	Allspring Emerging Markets Equity Fund	Allspring Utility & Telecommunications Fund	Alger Capital Appreciation Institutional Portfolio	Alger Mid Cap Growth Institutional Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$3,682	$10,902	$302	$-	$-

Expenses:
Mortality and expense risk charges	(865)	(14,637)	(175)	(35,060)	(11,878)

Total Expenses	(865)	(14,637)	(175)	(35,060)	(11,878)

Net Investment income (loss)	2,817	(3,735)	127	(35,060)	(11,878)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(207)	(12,641)	(906)	(121,827)	(251,591)
Net realized gain distributions	3,204	-	988	151,127	-
Net unrealized appreciation (depreciation) of Investments	(23,880)	(391,996)	(1,393)	(2,455,442)	(683,804)

Net gain (loss) on investments	(20,883)	(404,637)	(1,311)	(2,426,142)	(935,395)

Net increase (decrease) in net assets resulting from operations	$(18,066)	$(408,372)	$(1,184)	$(2,461,202)	$(947,273)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Alger Small Cap Growth Institutional Fund	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Small Cap Select Fund	Fidelity Advisor Equity Growth Fund	Fidelity Advisor Value Strategies Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)
Investment income:
Dividends	$-	$-	$27	$-	$-

Expenses:
Mortality and expense risk charges	(2,509)	(922)	(226)	(4,000)	(730)

Total Expenses	(2,509)	(922)	(226)	(4,000)	(730)

Net Investment income (loss)	(2,509)	(922)	(199)	(4,000)	(730)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(39,563)	(30,694)	18	7,980	28,682
Net realized gain distributions	-	-	-	13,732	-
Net unrealized appreciation (depreciation) of Investments	(173,666)	(11,738)	(4,842)	(230,551)	(77,446)

Net gain (loss) on investments	(213,229)	(42,432)	(4,824)	(208,839)	(48,764)

Net increase (decrease) in net assets resulting from operations	$(215,738)	$(43,354)	$(5,023)	$(212,839)	$(49,494)

1	The Sub-Account ceased operations on September 28, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Fidelity Advisor Leveraged Company Stock Fund	Federated Hermes Equity Income Fund, Inc.	Federated Hermes Fund for U.S. Government Securities	Federated Hermes MDT Mid Cap Growth Fund	Federated Hermes High Income Bond Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$7,097	$1,078	$3,347	$-	$220

Expenses:
Mortality and expense risk charges	(14,858)	(1,116)	(961)	(2,000)	(51)

Total Expenses	(14,858)	(1,116)	(961)	(2,000)	(51)

Net Investment income (loss)	(7,761)	(38)	2,386	(2,000)	169

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(7,341)	1,680	(591)	(280)	(5)
Net realized gain distributions	247,800	3,609	-	6,303	-
Net unrealized appreciation (depreciation) of Investments	(866,111)	(14,868)	(22,398)	(92,093)	(747)

Net gain (loss) on investments	(625,652)	(9,579)	(22,989)	(86,070)	(752)

Net increase (decrease) in net assets resulting from operations	$(633,413)	$(9,617)	$(20,603)	$(88,070)	$(583)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Federated Hermes Kaufmann Fund	Federated Hermes Short-Term Income Fund	Federated Hermes Global Allocation Fund	Federated Hermes Total Return Bond Fund	Federated Hermes Clover Small Value Fund
	Sub-Account	Sub-Account (2)	Sub-Account (17)	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$693	$19	$2,794	$174

Expenses:
Mortality and expense risk charges	(33,133)	(315)	(6)	(931)	(357)

Total Expenses	(33,133)	(315)	(6)	(931)	(357)

Net Investment income (loss)	(33,133)	378	13	1,863	(183)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(89,462)	(2,298)	-	(252)	(2,096)
Net realized gain distributions	-	-	-	-	7,485
Net unrealized appreciation (depreciation) of Investments	(1,731,438)	(1,766)	110	(18,529)	(17,801)

Net gain (loss) on investments	(1,820,900)	(4,064)	110	(18,781)	(12,412)

Net increase (decrease) in net assets resulting from operations	$(1,854,033)	$(3,686)	$123	$(16,918)	$(12,595)

2	The Sub-Account ceased operations on September 28, 2022.
17	The Sub-Account commenced operations on October 24, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Federated Hermes International Leaders Fund	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Balanced Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$123	$-	$477	$4,992	$22,540

Expenses:
Mortality and expense risk charges	(31)	(5,138)	(309)	(3,261)	(12,296)

Total Expenses	(31)	(5,138)	(309)	(3,261)	(12,296)

Net Investment income (loss)	92	(5,138)	168	1,731	10,244

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(5)	(39,658)	28	(3,744)	31,736
Net realized gain distributions	142	159,905	405	20,716	106,957
Net unrealized appreciation (depreciation) of Investments	(850)	(521,447)	(14,802)	(57,105)	(525,691)

Net gain (loss) on investments	(713)	(401,200)	(14,369)	(40,133)	(386,998)

Net increase (decrease) in net assets resulting from operations	$(621)	$(406,338)	$(14,201)	$(38,402)	$(376,754)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Fidelity® VIP Growth & Income Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$3,632	$1,912	$12,866	$2,022	$7,634

Expenses:
Mortality and expense risk charges	(1,586)	(359)	(2,573)	(370)	(1,472)

Total Expenses	(1,586)	(359)	(2,573)	(370)	(1,472)

Net Investment income (loss)	2,046	1,553	10,293	1,652	6,162

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,006	(25)	316	(53)	(380)
Net realized gain distributions	4,390	10,404	50,394	10,523	27,804
Net unrealized appreciation (depreciation) of Investments	(25,394)	(31,026)	(209,593)	(30,126)	(117,646)

Net gain (loss) on investments	(16,998)	(20,647)	(158,883)	(19,656)	(90,222)

Net increase (decrease) in net assets resulting from operations	$(14,952)	$(19,094)	$(148,590)	$(18,004)	$(84,060)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Fidelity Advisor® Stock Selector All Cap Fund	Templeton Developing Markets Trust	Franklin High Income Fund	Franklin Strategic Income Fund	Templeton Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$2,331	$14,774	$46,233	$103,646	$156,800

Expenses:
Mortality and expense risk charges	(8,953)	(4,693)	(7,182)	(16,632)	(15,861)

Total Expenses	(8,953)	(4,693)	(7,182)	(16,632)	(15,861)

Net Investment income (loss)	(6,622)	10,081	39,051	87,014	140,939

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,155)	(16,824)	(5,335)	(129,911)	(180,939)
Net realized gain distributions	-	15,597	-	-	-
Net unrealized appreciation (depreciation) of Investments	(217,509)	(194,227)	(121,513)	(291,729)	(187,216)

Net gain (loss) on investments	(218,664)	(195,454)	(126,848)	(421,640)	(368,155)

Net increase (decrease) in net assets resulting from operations	$(225,286)	$(185,373)	$(87,797)	$(334,626)	$(227,216)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Franklin U.S. Government Securities Fund	Franklin Small Cap Value Fund	Franklin Mutual Global Discovery Fund	Templeton Growth Fund	Franklin Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$10,761	$11,608	$153,431	$11,430	$342,249

Expenses:
Mortality and expense risk charges	(4,270)	(22,136)	(57,301)	(8,800)	(53,941)

Total Expenses	(4,270)	(22,136)	(57,301)	(8,800)	(53,941)

Net Investment income (loss)	6,491	(10,528)	96,130	2,630	288,308

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(8,534)	17,255	(34,194)	(5,870)	22,932
Net realized gain distributions	-	80,091	651,137	-	-
Net unrealized appreciation (depreciation) of Investments	(47,562)	(485,936)	(1,226,179)	(175,435)	(706,914)

Net gain (loss) on investments	(56,096)	(388,590)	(609,236)	(181,305)	(683,982)

Net increase (decrease) in net assets resulting from operations	$(49,605)	$(399,118)	$(513,106)	$(178,675)	$(395,674)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Franklin Growth Fund	Franklin Total Return Fund	Franklin Mutual U.S. Mid Cap Value Fund	Franklin Mutual Beacon Fund	Franklin Mutual Shares Fund
	Sub-Account	Sub-Account	Sub-Account (21)	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$6,912	$12,822	$11,028	$40,518

Expenses:
Mortality and expense risk charges	(24,485)	(2,326)	(6,525)	(4,581)	(23,195)

Total Expenses	(24,485)	(2,326)	(6,525)	(4,581)	(23,195)

Net Investment income (loss)	(24,485)	4,586	6,297	6,447	17,323

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	89,655	(10,479)	(203,330)	4,420	(27,699)
Net realized gain distributions	253,310	-	40,829	63,619	227,151
Net unrealized appreciation (depreciation) of Investments	(1,238,851)	(35,986)	(58,000)	(190,854)	(504,102)

Net gain (loss) on investments	(895,886)	(46,465)	(220,501)	(122,815)	(304,650)

Net increase (decrease) in net assets resulting from operations	$(920,371)	$(41,879)	$(214,204)	$(116,368)	$(287,327)

21	Formally, Franklin Mutual U.S. Value Fund, Name changed to Franklin Mutual U.S. Mid Cap Value Fund, Change effective June 1, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Franklin Small-Mid Cap Growth Fund	Franklin Conservative Allocation Fund	Franklin Growth Allocation Fund	Franklin Moderate Allocation Fund	Templeton Foreign Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$32,924	$69,682	$75,878	$46,493

Expenses:
Mortality and expense risk charges	(8,223)	(16,779)	(48,541)	(52,949)	(11,977)

Total Expenses	(8,223)	(16,779)	(48,541)	(52,949)	(11,977)

Net Investment income (loss)	(8,223)	16,145	21,141	22,929	34,516

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(71,326)	(64,955)	(57,955)	(163,396)	(45,519)
Net realized gain distributions	181,322	39,165	222,442	175,208	-
Net unrealized appreciation (depreciation) of Investments	(1,585,215)	(384,595)	(1,554,341)	(1,309,457)	(187,574)

Net gain (loss) on investments	(1,475,219)	(410,385)	(1,389,854)	(1,297,645)	(233,093)

Net increase (decrease) in net assets resulting from operations	$(1,483,442)	$(394,240)	$(1,368,713)	$(1,274,716)	$(198,577)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Goldman Sachs Income Builder Fund	Goldman Sachs Capital Growth Fund	Goldman Sachs Core Fixed Income Fund	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Government Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$1,883	$45	$3,610	$-	$13,650

Expenses:
Mortality and expense risk charges	(495)	(125)	(1,613)	-	(6,322)

Total Expenses	(495)	(125)	(1,613)	-	(6,322)

Net Investment income (loss)	1,388	(80)	1,997	-	7,328

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	66	(2)	(621)	4	(11,082)
Net realized gain distributions	-	1,047	-	-	-
Net unrealized appreciation (depreciation) of Investments	(6,893)	(4,267)	(26,812)	(9)	(148,444)

Net gain (loss) on investments	(6,827)	(3,222)	(27,433)	(5)	(159,526)

Net increase (decrease) in net assets resulting from operations	$(5,439)	$(3,302)	$(25,436)	$(5)	$(152,198)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Goldman Sachs Equity Income Fund	Goldman Sachs Mid Cap Growth Fund	Goldman Sachs Focused International Equity Fund	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Small Cap Value Fund
	Sub-Account	Sub-Account (20)	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$2,371	$-	$184	$17,595	$22,093

Expenses:
Mortality and expense risk charges	(1,342)	(7,323)	(269)	(12,676)	(22,477)

Total Expenses	(1,342)	(7,323)	(269)	(12,676)	(22,477)

Net Investment income (loss)	1,029	(7,323)	(85)	4,919	(384)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	870	(267,855)	688	16,757	(78,153)
Net realized gain distributions	4,771	61,017	-	387,443	778,080
Net unrealized appreciation (depreciation) of Investments	(13,776)	(165,830)	(5,529)	(894,123)	(1,580,877)

Net gain (loss) on investments	(8,135)	(372,668)	(4,841)	(489,923)	(880,950)

Net increase (decrease) in net assets resulting from operations	$(7,106)	$(379,991)	$(4,926)	$(485,004)	$(881,334)

20	Formally, Goldman Sachs Growth Opportunities Fund, Name changed to Goldman Sachs Mid Cap Growth Fund, Change effective April 13, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Goldman Sachs Strategic Growth Fund	Goldman Sachs High Yield Fund	Goldman Sachs Large Cap Core Fund	Goldman Sachs Small/Mid Cap Growth Fund	Goldman Sachs Satellite Strategies Portfolio
	Sub-Account	Sub-Account	Sub-Account (24)	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$30,906	$3,921	$-	$73

Expenses:
Mortality and expense risk charges	(1,377)	(4,671)	(3,014)	(2,542)	(18)

Total Expenses	(1,377)	(4,671)	(3,014)	(2,542)	(18)

Net Investment income (loss)	(1,377)	26,235	907	(2,542)	55

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(10,184)	(8,169)	(8,746)	(5,020)	(1)
Net realized gain distributions	16,791	-	26,300	-	-
Net unrealized appreciation (depreciation) of Investments	(70,150)	(105,909)	(56,583)	(77,426)	(420)

Net gain (loss) on investments	(63,543)	(114,078)	(39,029)	(82,446)	(421)

Net increase (decrease) in net assets resulting from operations	$(64,920)	$(87,843)	$(38,122)	$(84,988)	$(366)

24	Formally, Goldman Sachs Capital Growth Fund, Name changed to Goldman Sachs Large Cap Core Fund, Change effective April 13, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	The Hartford Healthcare HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$120,035	$311,710	$144,572	$394,825	$-

Expenses:
Mortality and expense risk charges	(40,324)	(46,461)	(90,665)	(78,263)	(26,180)

Total Expenses	(40,324)	(46,461)	(90,665)	(78,263)	(26,180)

Net Investment income (loss)	79,711	265,249	53,907	316,562	(26,180)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	50,516	(277,016)	(578,365)	423,914	(152,820)
Net realized gain distributions	853,145	127,092	2,186,194	2,529,274	860,011
Net unrealized appreciation (depreciation) of Investments	(2,080,387)	(1,889,813)	(4,885,268)	(5,914,307)	(1,232,477)

Net gain (loss) on investments	(1,176,726)	(2,039,737)	(3,277,439)	(2,961,119)	(525,286)

Net increase (decrease) in net assets resulting from operations	$(1,097,015)	$(1,774,488)	$(3,223,532)	$(2,644,557)	$(551,466)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$93,234	$16,536	$90,401	$4,320	$-

Expenses:
Mortality and expense risk charges	(80,569)	(8,228)	(21,601)	(22,106)	(13,670)

Total Expenses	(80,569)	(8,228)	(21,601)	(22,106)	(13,670)

Net Investment income (loss)	12,665	8,308	68,800	(17,786)	(13,670)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	120,438	(1,840)	(717,614)	(20,210)	(112,326)
Net realized gain distributions	650,791	183,136	1,469,481	-	767,649
Net unrealized appreciation (depreciation) of Investments	(3,623,296)	(412,300)	(4,151,887)	(3,865)	(2,295,444)

Net gain (loss) on investments	(2,852,067)	(231,004)	(3,400,020)	(24,075)	(1,640,121)

Net increase (decrease) in net assets resulting from operations	$(2,839,402)	$(222,696)	$(3,331,220)	$(41,861)	$(1,653,791)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Hartford Small Cap Growth HLS Fund	Hartford Stock HLS Fund	The Hartford Checks and Balances Fund	The Hartford High Yield	The Hartford Dividend and Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$79,513	$2,889	$4,739	$8,443

Expenses:
Mortality and expense risk charges	(5,084)	(30,867)	(1,448)	(423)	(7,212)

Total Expenses	(5,084)	(30,867)	(1,448)	(423)	(7,212)

Net Investment income (loss)	(5,084)	48,646	1,441	4,316	1,231

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(38,625)	156,354	33	(2,415)	29,874
Net realized gain distributions	115,521	522,785	13,351	-	28,290
Net unrealized appreciation (depreciation) of Investments	(326,987)	(1,097,244)	(51,188)	(14,852)	(171,344)

Net gain (loss) on investments	(250,091)	(418,105)	(37,804)	(17,267)	(113,180)

Net increase (decrease) in net assets resulting from operations	$(255,175)	$(369,459)	$(36,363)	$(12,951)	$(111,949)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	The Hartford International Opportunities Fund	The Hartford MidCap Fund	The Hartford Small Company Fund	The Hartford Total Return Bond Fund	The Hartford Healthcare Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$1,533	$-	$-	$10,279	$-

Expenses:
Mortality and expense risk charges	(3,173)	(5,190)	(3,016)	(2,528)	(3,286)

Total Expenses	(3,173)	(5,190)	(3,016)	(2,528)	(3,286)

Net Investment income (loss)	(1,640)	(5,190)	(3,016)	7,751	(3,286)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(5,289)	(21,426)	(1,448)	(88,742)	(9,345)
Net realized gain distributions	-	29,565	-	-	2,632
Net unrealized appreciation (depreciation) of Investments	(62,390)	(199,574)	(124,837)	(12,715)	(49,174)

Net gain (loss) on investments	(67,679)	(191,435)	(126,285)	(101,457)	(55,887)

Net increase (decrease) in net assets resulting from operations	$(69,319)	$(196,625)	$(129,301)	$(93,706)	$(59,173)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	The Hartford Growth Opportunities Fund	Hartford Quality Value Fund	Hartford Moderate Allocation Fund	The Hartford Conservative Allocation Fund	The Hartford Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$46	$40,661	$8,008	$28,443

Expenses:
Mortality and expense risk charges	(2,583)	(17)	(19,406)	(4,565)	(54,457)

Total Expenses	(2,583)	(17)	(19,406)	(4,565)	(54,457)

Net Investment income (loss)	(2,583)	29	21,255	3,443	(26,014)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(14,960)	8	(24,717)	(7,094)	37,517
Net realized gain distributions	-	150	51,298	1,538	269,471
Net unrealized appreciation (depreciation) of Investments	(114,135)	(389)	(423,951)	(73,601)	(1,791,947)

Net gain (loss) on investments	(129,095)	(231)	(397,370)	(79,157)	(1,484,959)

Net increase (decrease) in net assets resulting from operations	$(131,678)	$(202)	$(376,115)	$(75,714)	$(1,510,973)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	The Hartford Growth Allocation Fund	The Hartford Inflation Plus Fund	The Hartford Equity Income Fund	The Hartford Balanced Income Fund	The Hartford MidCap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$58,852	$23,910	$10,641	$6,781	$157

Expenses:
Mortality and expense risk charges	(23,834)	(4,593)	(5,213)	(2,556)	(639)

Total Expenses	(23,834)	(4,593)	(5,213)	(2,556)	(639)

Net Investment income (loss)	35,018	19,317	5,428	4,225	(482)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,031)	(1,861)	24,843	2,711	3,626
Net realized gain distributions	110,005	-	51,304	5,815	5,471
Net unrealized appreciation (depreciation) of Investments	(715,858)	(63,848)	(99,661)	(52,188)	(13,562)

Net gain (loss) on investments	(606,884)	(65,709)	(23,514)	(43,662)	(4,465)

Net increase (decrease) in net assets resulting from operations	$(571,866)	$(46,392)	$(18,086)	$(39,437)	$(4,947)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Hotchkis and Wiley Large Cap Value Fund	Invesco V.I. Technology Fund	Invesco Technology Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Large Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$5,188	$-	$-	$25,132	$-

Expenses:
Mortality and expense risk charges	(2,828)	(308)	(7,414)	(8,865)	(5,567)

Total Expenses	(2,828)	(308)	(7,414)	(8,865)	(5,567)

Net Investment income (loss)	2,360	(308)	(7,414)	16,267	(5,567)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	15,934	(17,019)	(54,526)	32,610	26,204
Net realized gain distributions	36,016	17,215	13,301	-	66,556
Net unrealized appreciation (depreciation) of Investments	(90,725)	(24,037)	(560,909)	131,699	(340,786)

Net gain (loss) on investments	(38,775)	(23,841)	(602,134)	164,309	(248,026)

Net increase (decrease) in net assets resulting from operations	$(36,415)	$(24,149)	$(609,548)	$180,576	$(253,593)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Delaware Ivy Science and Technology Fund	Delaware Ivy Asset Strategy Fund	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Enterprise Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$5,961	$5,861	$3,037	$137

Expenses:
Mortality and expense risk charges	(13,745)	(6,781)	(22,101)	(2,029)	(440)

Total Expenses	(13,745)	(6,781)	(22,101)	(2,029)	(440)

Net Investment income (loss)	(13,745)	(820)	(16,240)	1,008	(303)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(79,994)	(8,799)	(1,086)	4,615	347
Net realized gain distributions	319,944	74,447	486,193	32,468	11,137
Net unrealized appreciation (depreciation) of Investments	(957,803)	(158,107)	(1,933,435)	(108,098)	(24,756)

Net gain (loss) on investments	(717,853)	(92,459)	(1,448,328)	(71,015)	(13,272)

Net increase (decrease) in net assets resulting from operations	$(731,598)	$(93,279)	$(1,464,568)	$(70,007)	$(13,575)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Janus Henderson Balanced Portfolio	Janus Henderson Overseas Portfolio	Janus Henderson Flexible Bond Fund	Janus Henderson Forty Fund	Janus Henderson Balanced Fund
	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account
Investment income:
Dividends	$2,359	$2,538	$66	$-	$18,588

Expenses:
Mortality and expense risk charges	(1,478)	(998)	(25)	(44,547)	(14,964)

Total Expenses	(1,478)	(998)	(25)	(44,547)	(14,964)

Net Investment income (loss)	881	1,540	41	(44,547)	3,624

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	18,441	(131)	873	28,379	(6,376)
Net realized gain distributions	7,172	-	-	4,068	21,058
Net unrealized appreciation (depreciation) of Investments	(71,169)	(16,612)	(2,365)	(3,580,554)	(580,135)

Net gain (loss) on investments	(45,556)	(16,743)	(1,492)	(3,548,107)	(565,453)

Net increase (decrease) in net assets resulting from operations	$(44,675)	$(15,203)	$(1,451)	$(3,592,654)	$(561,829)

3	The Sub-Account ceased operations on August 30, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Janus Henderson Enterprise Fund	Janus Henderson Overseas Fund	Janus Henderson Global Research Fund	Janus Henderson Mid Cap Value Fund	PGIM Jennison Natural Resources Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$20,439	$762	$8,128	$524

Expenses:
Mortality and expense risk charges	(14,589)	(11,547)	(1,000)	(6,176)	(249)

Total Expenses	(14,589)	(11,547)	(1,000)	(6,176)	(249)

Net Investment income (loss)	(14,589)	8,892	(238)	1,952	275

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	12,536	32,892	4,249	(2,308)	7,020
Net realized gain distributions	150,138	-	5,112	50,339	-
Net unrealized appreciation (depreciation) of Investments	(467,186)	(232,669)	(54,844)	(123,606)	(1,453)

Net gain (loss) on investments	(304,512)	(199,777)	(45,483)	(75,575)	5,567

Net increase (decrease) in net assets resulting from operations	$(319,101)	$(190,885)	$(45,721)	$(73,623)	$5,842

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	PGIM Jennison Mid-Cap Growth Fund	MassMutual High Yield Fund	JPMorgan Large Cap Growth Fund	JPMorgan Core Bond Fund	JPMorgan Small Cap Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$131,662	$168	$35,702	$-

Expenses:
Mortality and expense risk charges	(6,440)	(457)	(1,869)	(6,348)	(514)

Total Expenses	(6,440)	(457)	(1,869)	(6,348)	(514)

Net Investment income (loss)	(6,440)	131,205	(1,701)	29,354	(514)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(116,745)	(36,843)	(278)	(21,281)	(5,513)
Net realized gain distributions	12,955	-	4,869	88	3,706
Net unrealized appreciation (depreciation) of Investments	(140,779)	(374,487)	(60,574)	(229,637)	(10,625)

Net gain (loss) on investments	(244,569)	(411,330)	(55,983)	(250,830)	(12,432)

Net increase (decrease) in net assets resulting from operations	$(251,009)	$(280,125)	$(57,684)	$(221,476)	$(12,946)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan SmartRetirement 2020 Fund	JPMorgan SmartRetirement 2025 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$4,152	$5,353	$60,899	$154,015

Expenses:
Mortality and expense risk charges	(12,448)	(840)	(7,143)	(19,671)	(56,498)

Total Expenses	(12,448)	(840)	(7,143)	(19,671)	(56,498)

Net Investment income (loss)	(12,448)	3,312	(1,790)	41,228	97,517

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(16,155)	(8,863)	16,719	(174,418)	(311,270)
Net realized gain distributions	4,424	35,677	25,941	45,835	279,825
Net unrealized appreciation (depreciation) of Investments	(442,769)	(102,670)	(244,810)	(391,654)	(1,571,847)

Net gain (loss) on investments	(454,500)	(75,856)	(202,150)	(520,237)	(1,603,292)

Net increase (decrease) in net assets resulting from operations	$(466,948)	$(72,544)	$(203,940)	$(479,009)	$(1,505,775)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund	JPMorgan SmartRetirement 2040 Fund	JPMorgan SmartRetirement 2045 Fund	JPMorgan SmartRetirement 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$120,475	$89,232	$86,714	$46,704	$51,616

Expenses:
Mortality and expense risk charges	(47,559)	(38,082)	(43,192)	(29,016)	(24,583)

Total Expenses	(47,559)	(38,082)	(43,192)	(29,016)	(24,583)

Net Investment income (loss)	72,916	51,150	43,522	17,688	27,033

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(431,365)	(50,193)	(215,639)	(50,545)	(78,037)
Net realized gain distributions	324,120	319,404	414,323	286,969	286,158
Net unrealized appreciation (depreciation) of Investments	(1,556,501)	(1,408,031)	(1,626,374)	(1,041,826)	(1,080,919)

Net gain (loss) on investments	(1,663,746)	(1,138,820)	(1,427,690)	(805,402)	(872,798)

Net increase (decrease) in net assets resulting from operations	$(1,590,830)	$(1,087,670)	$(1,384,168)	$(787,714)	$(845,765)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	JPMorgan SmartRetirement Income Fund	JP Morgan Smart Retirement 2055 Fund	Loomis Sayles Bond Fund	LKCM Aquinas Catholic Equity Fund	Lord Abbett Affiliated Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$12,711	$25,613	$8,724	$2,614	$8,078

Expenses:
Mortality and expense risk charges	(4,111)	(12,210)	(2,309)	(2,632)	(4,772)

Total Expenses	(4,111)	(12,210)	(2,309)	(2,632)	(4,772)

Net Investment income (loss)	8,600	13,403	6,415	(18)	3,306

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(99,090)	(10,875)	(3,557)	123	5,601
Net realized gain distributions	8,161	135,584	-	10,971	23,653
Net unrealized appreciation (depreciation) of Investments	(64,363)	(501,236)	(34,086)	(65,702)	(98,135)

Net gain (loss) on investments	(155,292)	(376,527)	(37,643)	(54,608)	(68,881)

Net increase (decrease) in net assets resulting from operations	$(146,692)	$(363,124)	$(31,228)	$(54,626)	$(65,575)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Lord Abbett Fundamental Equity Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth Opportunities fund	Lord Abbett Dividend Growth Fund	Lord Abbett Total Return Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$25,325	$81,002	$-	$2,367	$216,402

Expenses:
Mortality and expense risk charges	(12,486)	(12,530)	(2,143)	(2,757)	(9,014)

Total Expenses	(12,486)	(12,530)	(2,143)	(2,757)	(9,014)

Net Investment income (loss)	12,839	68,472	(2,143)	(390)	207,388

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,656	(27,510)	(270)	4,322	(125,361)
Net realized gain distributions	89,662	3,297	-	12,172	-
Net unrealized appreciation (depreciation) of Investments	(372,549)	(324,996)	(82,949)	(60,262)	(1,160,849)

Net gain (loss) on investments	(275,231)	(349,209)	(83,219)	(43,768)	(1,286,210)

Net increase (decrease) in net assets resulting from operations	$(262,392)	$(280,737)	$(85,362)	$(44,158)	$(1,078,822)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Lord Abbett Developing Growth Fund	Lord Abbett International Equity Inv Opt	Lord Abbett Value Opportunities Fund	Clearbridge Value Trust	BMO Mid- Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)
Investment income:
Dividends	$-	$7,880	$15,381	$1,889	$-

Expenses:
Mortality and expense risk charges	(8,525)	(2,110)	(22,977)	(1,174)	(84)

Total Expenses	(8,525)	(2,110)	(22,977)	(1,174)	(84)

Net Investment income (loss)	(8,525)	5,770	(7,596)	715	(84)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(90,922)	(5,976)	(30,017)	3,419	(89,387)
Net realized gain distributions	-	-	202,004	13,978	170,190
Net unrealized appreciation (depreciation) of Investments	(380,870)	(97,471)	(935,659)	(37,245)	(103,813)

Net gain (loss) on investments	(471,792)	(103,447)	(763,672)	(19,848)	(23,010)

Net increase (decrease) in net assets resulting from operations	$(480,317)	$(97,677)	$(771,268)	$(19,133)	$(23,094)

4	BMO Mid-Cap Value Fund merged with Columbia Select Mid Cap Value Fund, effective January 21, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	MFS® Emerging Markets Debt Fund	Massachusetts Investors Growth Stock Fund	MFS High Income Fund	MFS International New Discovery Fund	MFS Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$7,156	$8,188	$31,151	$1,548	$-

Expenses:
Mortality and expense risk charges	(936)	(7,513)	(3,587)	(1,693)	(4,707)

Total Expenses	(936)	(7,513)	(3,587)	(1,693)	(4,707)

Net Investment income (loss)	6,220	675	27,564	(145)	(4,707)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(17,395)	266,080	(4,927)	(1,165)	40,022
Net realized gain distributions	-	80,191	-	15,594	-
Net unrealized appreciation (depreciation) of Investments	(18,494)	(1,135,422)	(98,713)	(91,955)	(289,951)

Net gain (loss) on investments	(35,889)	(789,151)	(103,640)	(77,526)	(249,929)

Net increase (decrease) in net assets resulting from operations	$(29,669)	$(788,476)	$(76,076)	$(77,671)	$(254,636)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	MFS New Discovery Fund	MFS Research International Fund	MFS Total Return Fund	MFS Utilities Fund	MFS Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$39,022	$42,089	$76,467	$215,106

Expenses:
Mortality and expense risk charges	(1,036)	(20,457)	(16,946)	(25,841)	(35,611)

Total Expenses	(1,036)	(20,457)	(16,946)	(25,841)	(35,611)

Net Investment income (loss)	(1,036)	18,565	25,143	50,626	179,495

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(246,731)	40,010	2,039	53,839	726,711
Net realized gain distributions	3,970	-	77,875	278,212	673,434
Net unrealized appreciation (depreciation) of Investments	(1,389,109)	(644,692)	(370,689)	(401,201)	(2,671,170)

Net gain (loss) on investments	(1,631,870)	(604,682)	(290,775)	(69,150)	(1,271,025)

Net increase (decrease) in net assets resulting from operations	$(1,632,906)	$(586,117)	$(265,632)	$(18,524)	$(1,091,530)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	MFS Total Return Bond Fund	MFS Massachusetts Investors Trust	MFS International Growth Fund	MFS Core Equity Fund	MFS Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$25,917	$6,670	$2,251	$8,429	$64,056

Expenses:
Mortality and expense risk charges	(4,540)	(3,830)	(2,554)	(9,340)	(13,269)

Total Expenses	(4,540)	(3,830)	(2,554)	(9,340)	(13,269)

Net Investment income (loss)	21,377	2,840	(303)	(911)	50,787

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(38,904)	16,339	(945)	44,116	(99,305)
Net realized gain distributions	-	56,669	4,668	74,084	-
Net unrealized appreciation (depreciation) of Investments	(144,201)	(227,588)	(55,255)	(635,807)	(562,249)

Net gain (loss) on investments	(183,105)	(154,580)	(51,532)	(517,607)	(661,554)

Net increase (decrease) in net assets resulting from operations	$(161,728)	$(151,740)	$(51,835)	$(518,518)	$(610,767)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	MFS International Intrinsic Value Fund	MFS Technology Fund	MFS Utilities Series	MFS Growth Fund	MFS High Yield Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$137,136	$-	$3,438	$-	$670

Expenses:
Mortality and expense risk charges	(7,593)	(1,468)	(944)	(5,619)	(106)

Total Expenses	(7,593)	(1,468)	(944)	(5,619)	(106)

Net Investment income (loss)	129,543	(1,468)	2,494	(5,619)	564

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(17,056)	5,593	2,732	9,524	(1,969)
Net realized gain distributions	2,178,310	17,033	5,449	7,468	-
Net unrealized appreciation (depreciation) of Investments	(7,898,868)	(114,946)	(8,686)	(305,871)	(1,218)

Net gain (loss) on investments	(5,737,614)	(92,320)	(505)	(288,879)	(3,187)

Net increase (decrease) in net assets resulting from operations	$(5,608,071)	$(93,788)	$1,989	$(294,498)	$(2,623)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	BlackRock Global Allocation Fund, Inc.	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage U.S. Total Market Fund	BlackRock Mid- Cap Value Fund	BlackRock International Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$742	$155	$12,421	$2,668

Expenses:
Mortality and expense risk charges	(49,735)	(805)	(228)	(11,603)	(2,452)

Total Expenses	(49,735)	(805)	(228)	(11,603)	(2,452)

Net Investment income (loss)	(49,735)	(63)	(73)	818	216

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(93,849)	546	(229)	60,437	(5,875)
Net realized gain distributions	337,141	3,968	-	47,139	3,395
Net unrealized appreciation (depreciation) of Investments	(1,390,564)	(25,503)	(3,465)	(168,578)	(30,729)

Net gain (loss) on investments	(1,147,272)	(20,989)	(3,694)	(61,002)	(33,209)

Net increase (decrease) in net assets resulting from operations	$(1,197,007)	$(21,052)	$(3,767)	$(60,184)	$(32,993)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	BlackRock Mid Cap Growth Equity Portfolio	Victory Munder Mid- Cap Core Growth Fund	Neuberger Berman Sustainable Equity Fund	Nuveen International Value Fund	The Oakmark International Small Cap Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (5)
Investment income:
Dividends	$-	$-	$-	$5,493	$-

Expenses:
Mortality and expense risk charges	(4,936)	(4,153)	(9,016)	(1,117)	(944)

Total Expenses	(4,936)	(4,153)	(9,016)	(1,117)	(944)

Net Investment income (loss)	(4,936)	(4,153)	(9,016)	4,376	(944)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,670	(37,244)	(70,011)	257	(56,470)
Net realized gain distributions	-	104,190	126,107	-	-
Net unrealized appreciation (depreciation) of Investments	(284,773)	(267,228)	(424,811)	(16,722)	(80,965)

Net gain (loss) on investments	(277,103)	(200,282)	(368,715)	(16,465)	(137,435)

Net increase (decrease) in net assets resulting from operations	$(282,039)	$(204,435)	$(377,731)	$(12,089)	$(138,379)

5	The Sub-Account ceased operations on September 28, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	The Oakmark Equity and Income Fund	Invesco Capital Appreciation Fund	Invesco Global Fund	Invesco Global Opportunities Fund	Invesco Oppenheimer International Growth Fund
	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$-	$-	$-	$-

Expenses:
Mortality and expense risk charges	(49)	(4,599)	(18,487)	(824)	(5,075)

Total Expenses	(49)	(4,599)	(18,487)	(824)	(5,075)

Net Investment income (loss)	(49)	(4,599)	(18,487)	(824)	(5,075)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,395)	(4,470)	4,932	(31,871)	(44,767)
Net realized gain distributions	-	6,754	573,927	-	-
Net unrealized appreciation (depreciation) of Investments	(387)	(358,556)	(2,650,786)	(88,483)	(195,515)

Net gain (loss) on investments	(1,782)	(356,272)	(2,071,927)	(120,354)	(240,282)

Net increase (decrease) in net assets resulting from operations	$(1,831)	$(360,871)	$(2,090,414)	$(121,178)	$(245,357)

6	The Sub-Account ceased operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Invesco Main Street Fund	Invesco Global Strategic Income Fund	Invesco Main Street Mid Cap Fund	Invesco Developing Markets Fund	Invesco International Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$3,833	$11,439	$3,214	$17,069	$93,912

Expenses:
Mortality and expense risk charges	(4,091)	(3,489)	(17,968)	(12,627)	(20,915)

Total Expenses	(4,091)	(3,489)	(17,968)	(12,627)	(20,915)

Net Investment income (loss)	(258)	7,950	(14,754)	4,442	72,997

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,261	(17,560)	(54,070)	(23,099)	(94,929)
Net realized gain distributions	12,829	-	87,562	-	-
Net unrealized appreciation (depreciation) of Investments	(120,702)	(40,583)	(569,482)	(878,812)	(423,399)

Net gain (loss) on investments	(105,612)	(58,143)	(535,990)	(901,911)	(518,328)

Net increase (decrease) in net assets resulting from operations	$(105,870)	$(50,193)	$(550,744)	$(897,469)	$(445,331)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Invesco Main Street All Cap Fund	Invesco Gold & Special Minerals Fund	Invesco International Diversified Fund	Invesco Rising Dividends Fund	Putnam Focused International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$2,093	$5,627	$856	$95	$142

Expenses:
Mortality and expense risk charges	(7,128)	(11,731)	(2,788)	(145)	(57)

Total Expenses	(7,128)	(11,731)	(2,788)	(145)	(57)

Net Investment income (loss)	(5,035)	(6,104)	(1,932)	(50)	85

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	24,875	68,689	(9,032)	1,034	(7)
Net realized gain distributions	54,526	-	27,694	501	3,229
Net unrealized appreciation (depreciation) of Investments	(353,858)	(373,287)	(106,462)	(3,693)	(5,121)

Net gain (loss) on investments	(274,457)	(304,598)	(87,800)	(2,158)	(1,899)

Net increase (decrease) in net assets resulting from operations	$(279,492)	$(310,702)	$(89,732)	$(2,208)	$(1,814)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Putnam VT High Yield Fund	Putnam VT Emerging Markets Equity Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Pioneer Disciplined Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$11,376	$-	$2,058	$388	$5,533

Expenses:
Mortality and expense risk charges	(1,483)	(522)	(2,604)	(1,436)	(2,512)

Total Expenses	(1,483)	(522)	(2,604)	(1,436)	(2,512)

Net Investment income (loss)	9,893	(522)	(546)	(1,048)	3,021

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(7,816)	(4,527)	894	(3,552)	(1,074)
Net realized gain distributions	432	9,991	57,278	31,836	24,662
Net unrealized appreciation (depreciation) of Investments	(32,372)	(33,658)	(166,298)	(55,524)	(56,491)

Net gain (loss) on investments	(39,756)	(28,194)	(108,126)	(27,240)	(32,903)

Net increase (decrease) in net assets resulting from operations	$(29,863)	$(28,716)	$(108,672)	$(28,288)	$(29,882)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Pioneer Equity Income Fund	Pioneer Fundamental Growth Fund	Virtus NFJ International Value Fund	Virtus NFJ Small-Cap Value Fund	Virtus NFJ Dividend Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$1,490	$-	$373	$8,342	$49,646

Expenses:
Mortality and expense risk charges	(935)	(673)	(170)	(5,993)	(26,932)

Total Expenses	(935)	(673)	(170)	(5,993)	(26,932)

Net Investment income (loss)	555	(673)	203	2,349	22,714

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(26)	477	(116)	(40,598)	(47,294)
Net realized gain distributions	7,351	3,389	-	118,908	400,013
Net unrealized appreciation (depreciation) of Investments	(15,236)	(25,150)	(4,685)	(239,822)	(883,358)

Net gain (loss) on investments	(7,911)	(21,284)	(4,801)	(161,512)	(530,639)

Net increase (decrease) in net assets resulting from operations	$(7,356)	$(21,957)	$(4,598)	$(159,163)	$(507,925)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	PIMCO Total Return Fund	PIMCO Emerging Markets Bond Fund	PIMCO Real Return Fund	Pioneer Fund	Pioneer High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$493,298	$23,718	$699,810	$4,279	$44,886

Expenses:
Mortality and expense risk charges	(89,310)	(3,315)	(39,428)	(8,803)	(5,229)

Total Expenses	(89,310)	(3,315)	(39,428)	(8,803)	(5,229)

Net Investment income (loss)	403,988	20,403	660,382	(4,524)	39,657

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(482,296)	(28,419)	(100,365)	3,836	(15,815)
Net realized gain distributions	-	-	33,138	26,073	-
Net unrealized appreciation (depreciation) of Investments	(2,252,531)	(74,078)	(1,861,026)	(213,193)	(133,940)

Net gain (loss) on investments	(2,734,827)	(102,497)	(1,928,253)	(183,284)	(149,755)

Net increase (decrease) in net assets resulting from operations	$(2,330,839)	$(82,094)	$(1,267,871)	$(187,808)	$(110,098)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Pioneer Strategic Income Fund	Pioneer Mid Cap Value Fund	Pioneer Select Mid Cap Growth Fund	PIMCO Total Return ESG Fund	Putnam Large Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$127,842	$14,448	$-	$127,965	$43,160

Expenses:
Mortality and expense risk charges	(16,060)	(8,662)	(1,190)	(1,883)	(7,989)

Total Expenses	(16,060)	(8,662)	(1,190)	(1,883)	(7,989)

Net Investment income (loss)	111,782	5,786	(1,190)	126,082	35,171

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(123,300)	10,425	78,863	(77,426)	30,514
Net realized gain distributions	-	92,247	1,693	-	116,653
Net unrealized appreciation (depreciation) of Investments	(662,245)	(184,742)	(225,530)	(648,084)	(279,401)

Net gain (loss) on investments	(785,545)	(82,070)	(144,974)	(725,510)	(132,234)

Net increase (decrease) in net assets resulting from operations	$(673,763)	$(76,284)	$(146,164)	$(599,428)	$(97,063)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Putnam High Yield Fund	Putnam International Equity Fund	Putnam Sustainable Leaders Fund	Putnam International Capital Opportunities Fund	Putnam Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$43,779	$-	$-	$1,034	$-

Expenses:
Mortality and expense risk charges	(6,817)	(820)	(18)	(1,774)	(1,765)

Total Expenses	(6,817)	(820)	(18)	(1,774)	(1,765)

Net Investment income (loss)	36,962	(820)	(18)	(740)	(1,765)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(39,304)	(39,469)	3	(268)	(3,346)
Net realized gain distributions	-	-	209	-	-
Net unrealized appreciation (depreciation) of Investments	(135,548)	(57,189)	(737)	(46,769)	(88,626)

Net gain (loss) on investments	(174,852)	(96,658)	(525)	(47,037)	(91,972)

Net increase (decrease) in net assets resulting from operations	$(137,890)	$(97,478)	$(543)	$(47,777)	$(93,737)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Royce Small-Cap Total Return Fund	Royce Smaller- Companies Growth Fund	Royce Small- Cap Value Fund	Columbia Large Cap Value Fund	Virtus Ceredex Small-Cap Value Equity Fund
	Sub-Account (22)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$8,338	$-	$288	$2,139	$3,919

Expenses:
Mortality and expense risk charges	(7,422)	(1,128)	(1,427)	(831)	(3,904)

Total Expenses	(7,422)	(1,128)	(1,427)	(831)	(3,904)

Net Investment income (loss)	916	(1,128)	(1,139)	1,308	15

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(87,035)	(31,912)	220	591	(15,811)
Net realized gain distributions	110,713	14,221	5,272	9,590	103,662
Net unrealized appreciation (depreciation) of Investments	(188,881)	(159,838)	(18,103)	(23,593)	(152,603)

Net gain (loss) on investments	(165,203)	(177,529)	(12,611)	(13,412)	(64,752)

Net increase (decrease) in net assets resulting from operations	$(164,287)	$(178,657)	$(13,750)	$(12,104)	$(64,737)

22	Formally, Royce Total Return Fund, Name changed to Royce Small-Cap Total Return Fund, Change effective July 1, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Virtus Ceredex Mid-Cap Value Equity Fund	Virtus Ceredex Large-Cap Value Equity Fund	DWS RREEF Real Estate Securities Fund	DWS CROCI Equity Dividend Fund	DWS Capital Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)
Investment income:
Dividends	$5,759	$8	$288	$5,014	$-

Expenses:
Mortality and expense risk charges	(6,240)	(9)	(186)	(1,220)	(444)

Total Expenses	(6,240)	(9)	(186)	(1,220)	(444)

Net Investment income (loss)	(481)	(1)	102	3,794	(444)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(32,343)	(7)	6	(30)	(15,022)
Net realized gain distributions	51,195	66	469	7,024	-
Net unrealized appreciation (depreciation) of Investments	(173,616)	(185)	(8,151)	(10,934)	(11,883)

Net gain (loss) on investments	(154,764)	(126)	(7,676)	(3,940)	(26,905)

Net increase (decrease) in net assets resulting from operations	$(155,245)	$(127)	$(7,574)	$(146)	$(27,349)

7	The Sub-Account ceased operations on April 26, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	DWS Enhanced Emerging Markets Fixed Income	SSgA S&P 500 Index Fund	DWS Core Equity VIP	DWS International Growth Fund	MassMutual Overseas Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$430	$41,430	$165	$476	$351

Expenses:
Mortality and expense risk charges	(79)	(19,327)	(145)	(1,237)	(1,272)

Total Expenses	(79)	(19,327)	(145)	(1,237)	(1,272)

Net Investment income (loss)	351	22,103	20	(761)	(921)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,174)	12,151	52	212	(47,698)
Net realized gain distributions	-	215,487	2,916	4,058	1,498
Net unrealized appreciation (depreciation) of Investments	(89)	(877,595)	(6,810)	(63,731)	(48,007)

Net gain (loss) on investments	(3,263)	(649,957)	(3,842)	(59,461)	(94,207)

Net increase (decrease) in net assets resulting from operations	$(2,912)	$(627,854)	$(3,822)	$(60,222)	$(95,128)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	MassMutual Total Return Bond Fund	MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Strategic Bond Fund	ClearBridge Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$3,441	$102,004	$-	$46,134	$5,052

Expenses:
Mortality and expense risk charges	(1,084)	(14)	(1,125)	(753)	(5,288)

Total Expenses	(1,084)	(14)	(1,125)	(753)	(5,288)

Net Investment income (loss)	2,357	101,990	(1,125)	45,381	(236)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(7,182)	(788,621)	(136,251)	(192,649)	9,114
Net realized gain distributions	-	4,363,330	169,239	-	48,191
Net unrealized appreciation (depreciation) of Investments	(28,141)	(19,168,666)	(511,629)	(444,243)	(159,008)

Net gain (loss) on investments	(35,323)	(15,593,957)	(478,641)	(636,892)	(101,703)

Net increase (decrease) in net assets resulting from operations	$(32,966)	$(15,491,967)	$(479,766)	$(591,511)	$(101,939)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	ClearBridge Aggressive Growth Fund	ClearBridge All Cap Value Fund	ClearBridge Mid Cap Fund	ClearBridge Small Cap Growth Fund	Thornburg International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$402	$-	$-	$43,573

Expenses:
Mortality and expense risk charges	(572)	(421)	(8,421)	(7,314)	(16,867)

Total Expenses	(572)	(421)	(8,421)	(7,314)	(16,867)

Net Investment income (loss)	(572)	(19)	(8,421)	(7,314)	26,706

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(561)	(55)	8,590	1,263	(56,582)
Net realized gain distributions	7,690	1,877	69,496	-	-
Net unrealized appreciation (depreciation) of Investments	(23,806)	(5,007)	(560,612)	(387,037)	(529,278)

Net gain (loss) on investments	(16,677)	(3,185)	(482,526)	(385,774)	(585,860)

Net increase (decrease) in net assets resulting from operations	$(17,249)	$(3,204)	$(490,947)	$(393,088)	$(559,154)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Thornburg Small/ Mid Cap Core Fund	Thornburg Small/Mid Cap Growth Fund	Timothy Plan Large/Mid Cap Value Fund	T. Rowe Price Growth Stock Fund, Inc.	T. Rowe Price Equity Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$617	$-	$456	$-	$19,612

Expenses:
Mortality and expense risk charges	(4,242)	(4,652)	(1,796)	(52,593)	(11,138)

Total Expenses	(4,242)	(4,652)	(1,796)	(52,593)	(11,138)

Net Investment income (loss)	(3,625)	(4,652)	(1,340)	(52,593)	8,474

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(7,427)	(60,963)	324	(216,631)	16,845
Net realized gain distributions	-	-	11,778	152,313	51,898
Net unrealized appreciation (depreciation) of Investments	(116,212)	(241,137)	(46,448)	(3,478,945)	(141,839)

Net gain (loss) on investments	(123,639)	(302,100)	(34,346)	(3,543,263)	(73,096)

Net increase (decrease) in net assets resulting from operations	$(127,264)	$(306,752)	$(35,686)	$(3,595,856)	$(64,622)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Retirement 2030 Fund	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Retirement 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$9,243	$163,983	$193,390	$83,411	$42,002

Expenses:
Mortality and expense risk charges	(4,043)	(60,626)	(111,044)	(67,606)	(46,945)

Total Expenses	(4,043)	(60,626)	(111,044)	(67,606)	(46,945)

Net Investment income (loss)	5,200	103,357	82,346	15,805	(4,943)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(8,818)	(142,708)	15,787	22,137	16,104
Net realized gain distributions	32,904	795,432	1,390,869	627,758	407,367
Net unrealized appreciation (depreciation) of Investments	(105,862)	(2,452,999)	(4,928,043)	(2,879,213)	(1,911,891)

Net gain (loss) on investments	(81,776)	(1,800,275)	(3,521,387)	(2,229,318)	(1,488,420)

Net increase (decrease) in net assets resulting from operations	$(76,576)	$(1,696,918)	$(3,439,041)	$(2,213,513)	$(1,493,363)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	T. Rowe Price Retirement Balanced Fund	T. Rowe Price Retirement 2045 Fund	UBS Global Allocation Fund	Vanguard Small-Cap Index Fund	Vanguard Mid-Cap Index Fund
	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$21,484	$125	$-	$53,056	$35,611

Expenses:
Mortality and expense risk charges	(6,799)	(226)	(162)	(1)	-

Total Expenses	(6,799)	(226)	(162)	(1)	-

Net Investment income (loss)	14,685	(101)	(162)	53,055	35,611

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(16,626)	(389)	(608)	84,840	55,801
Net realized gain distributions	54,918	1,111	681	-	-
Net unrealized appreciation (depreciation) of Investments	(196,978)	(4,498)	(3,234)	(895,137)	(619,043)

Net gain (loss) on investments	(158,686)	(3,776)	(3,161)	(810,297)	(563,242)

Net increase (decrease) in net assets resulting from operations	$(144,001)	$(3,877)	$(3,323)	$(757,242)	$(527,631)

8	The Sub-Account commenced operations on January 19, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Vanguard Total Bond Market Index Fund	Victory Diversified Stock Fund	Victory Special Value Fund	Victory Sycamore Small Company Opportunity Fund	Victory Sycamore Established Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$23,159	$1,232	$-	$8,389	$146,148

Expenses:
Mortality and expense risk charges	(45)	(3,137)	(9,303)	(16,991)	(6,964)

Total Expenses	(45)	(3,137)	(9,303)	(16,991)	(6,964)

Net Investment income (loss)	23,114	(1,905)	(9,303)	(8,602)	139,184

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,371)	7,426	17,612	103,921	(51,531)
Net realized gain distributions	764	32,349	105,956	150,399	560,384
Net unrealized appreciation (depreciation) of Investments	(164,139)	(132,262)	(368,359)	(536,469)	(936,764)

Net gain (loss) on investments	(166,746)	(92,487)	(244,791)	(282,149)	(427,911)

Net increase (decrease) in net assets resulting from operations	$(143,632)	$(94,392)	$(254,094)	$(290,751)	$(288,727)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Invesco Comstock Fund	Invesco Equity and Income Fund	Invesco Growth and Income Fund	Invesco Quality Income Fund	Invesco Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$62,677	$219,436	$30,682	$36	$2,510

Expenses:
Mortality and expense risk charges	(17,199)	(52,629)	(17,312)	(13)	(8,690)

Total Expenses	(17,199)	(52,629)	(17,312)	(13)	(8,690)

Net Investment income (loss)	45,478	166,807	13,370	23	(6,180)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	63,066	8,952	(16,476)	(3)	17,633
Net realized gain distributions	359,649	489,739	180,093	-	70,028
Net unrealized appreciation (depreciation) of Investments	(459,265)	(1,917,895)	(320,449)	(202)	(62,253)

Net gain (loss) on investments	(36,550)	(1,419,204)	(156,832)	(205)	25,408

Net increase (decrease) in net assets resulting from operations	$8,928	$(1,252,397)	$(143,462)	$(182)	$19,228

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Invesco American Value Fund	Invesco Value Opportunities Fund	Invesco Diversified Dividend Fund	Invesco American Franchise Fund	Invesco Global Core Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$1,245	$154	$9,382	$-	$21

Expenses:
Mortality and expense risk charges	(5,315)	(1,995)	(3,397)	(4,358)	(722)

Total Expenses	(5,315)	(1,995)	(3,397)	(4,358)	(722)

Net Investment income (loss)	(4,070)	(1,841)	5,985	(4,358)	(701)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	31,832	120,390	1,065	(24,170)	(4,292)
Net realized gain distributions	111,801	1,858	42,200	44,082	1,480
Net unrealized appreciation (depreciation) of Investments	(168,317)	(213,353)	(59,843)	(323,353)	(16,416)

Net gain (loss) on investments	(24,684)	(91,105)	(16,578)	(303,441)	(19,228)

Net increase (decrease) in net assets resulting from operations	$(28,754)	$(92,946)	$(10,593)	$(307,799)	$(19,929)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Vanguard 500 Index Fund	Allspring International Equity Fund	Allspring Core Bond Fund	Columbia Seligman Technology and Information Fund	Columbia Seligman Global Technology Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$115,633	$861	$1,415	$-	$-

Expenses:
Mortality and expense risk charges	1	(214)	(630)	(4,543)	(3,979)

Total Expenses	1	(214)	(630)	(4,543)	(3,979)

Net Investment income (loss)	115,634	647	785	(4,543)	(3,979)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	279,654	(581)	(651)	27,990	5,027
Net realized gain distributions	-	-	43	56,854	21,442
Net unrealized appreciation (depreciation) of Investments	(1,969,890)	(6,548)	(12,475)	(409,508)	(282,608)

Net gain (loss) on investments	(1,690,236)	(7,129)	(13,083)	(324,664)	(256,139)

Net increase (decrease) in net assets resulting from operations	$(1,574,602)	$(6,482)	$(12,298)	$(329,207)	$(260,118)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Columbia Select Small Cap Value Fund	TIAA-CREF Large Cap Value Index Fund	TIAA-CREF Large Cap Growth Fund	TIAA-CREF Bond Index Fund	TIAA-CREF Equity Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$4	$67,032	$23,200	$9,462	$60,670

Expenses:
Mortality and expense risk charges	(4)	(3,186)	(4,432)	(2,856)	(8,008)

Total Expenses	(4)	(3,186)	(4,432)	(2,856)	(8,008)

Net Investment income (loss)	-	63,846	18,768	6,606	52,662

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4	149,310	212,435	(53,320)	66,510
Net realized gain distributions	14	73,634	294,896	168	11,516
Net unrealized appreciation (depreciation) of Investments	(104)	(609,327)	(1,972,052)	(23,868)	(1,236,748)

Net gain (loss) on investments	(86)	(386,383)	(1,464,721)	(77,020)	(1,158,722)

Net increase (decrease) in net assets resulting from operations	$(86)	$(322,537)	$(1,445,953)	$(70,414)	$(1,106,060)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	MassMutual Equity Opportunities Fund	MM MSCI EAFE® International Index Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
	Sub-Account	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$23,410	$23,673	$14,078	$46,950	$34,818

Expenses:
Mortality and expense risk charges	1	(1,105)	(4,646)	(11,713)	(12,610)

Total Expenses	1	(1,105)	(4,646)	(11,713)	(12,610)

Net Investment income (loss)	23,411	22,568	9,432	35,237	22,208

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	26,701	(386,011)	(19,427)	(36,257)	(40,588)
Net realized gain distributions	257,996	215,388	15,871	113,878	114,299
Net unrealized appreciation (depreciation) of Investments	(407,051)	19,877	(116,244)	(488,012)	(412,622)

Net gain (loss) on investments	(122,354)	(150,746)	(119,800)	(410,391)	(338,911)

Net increase (decrease) in net assets resulting from operations	$(98,943)	$(128,178)	$(110,368)	$(375,154)	$(316,703)

9	The Sub-Account ceased operations on June 27, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	MassMutual RetireSMARTSM by JPMorgan 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$29,655	$42,132	$20,004	$11,888	$14,481

Expenses:
Mortality and expense risk charges	(9,274)	(16,923)	(9,119)	(5,773)	(747)

Total Expenses	(9,274)	(16,923)	(9,119)	(5,773)	(747)

Net Investment income (loss)	20,381	25,209	10,885	6,115	13,734

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(7,916)	(7,227)	(33,228)	(14,172)	(16,475)
Net realized gain distributions	150,376	235,928	153,536	74,526	8,111
Net unrealized appreciation (depreciation) of Investments	(454,862)	(764,356)	(413,445)	(231,329)	(76,304)

Net gain (loss) on investments	(312,402)	(535,655)	(293,137)	(170,975)	(84,668)

Net increase (decrease) in net assets resulting from operations	$(292,021)	$(510,446)	$(282,252)	$(164,860)	$(70,934)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	MassMutual RetireSMARTSM by JPMorgan 2055 Fund	American Century Heritage Fund	ClearBridge Small Cap Value Fund	North Square Spectrum Alpha Fund	Invesco Intermediate Bond Factor Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (19)	Sub-Account
Investment income:
Dividends	$7,942	$-	$26	$-	$305

Expenses:
Mortality and expense risk charges	(3,423)	(6,918)	(72)	(1,254)	(109)

Total Expenses	(3,423)	(6,918)	(72)	(1,254)	(109)

Net Investment income (loss)	4,519	(6,918)	(46)	(1,254)	196

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,475)	(66,056)	182	(40,743)	(287)
Net realized gain distributions	56,312	11,942	896	33,653	-
Net unrealized appreciation (depreciation) of Investments	(158,501)	(359,514)	(2,503)	(41,360)	(1,282)

Net gain (loss) on investments	(104,664)	(413,628)	(1,425)	(48,450)	(1,569)

Net increase (decrease) in net assets resulting from operations	$(100,145)	$(420,546)	$(1,471)	$(49,704)	$(1,373)

19	Formally, North Square Oak Ridge Small Cap Growth Fund, Name changed to North Square Spectrum Alpha Fund, Change effective January 11, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	MassMutual Strategic Emerging Markets Fund	MassMutual Small Cap Opportunities Fund	MassMutual Small Cap Growth Equity Fund	Fidelity VIP Freedom 2035 Portfolio	Fidelity VIP Freedom 2050 Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$4,919	$-	$161	$7

Expenses:
Mortality and expense risk charges	(112)	(829)	(1)	(38)	(2)

Total Expenses	(112)	(829)	(1)	(38)	(2)

Net Investment income (loss)	(112)	4,090	(1)	123	5

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(39)	1,642	(67,238)	6	2
Net realized gain distributions	-	3,514	-	796	47
Net unrealized appreciation (depreciation) of Investments	(2,785)	(161,965)	(788,613)	(3,211)	(180)

Net gain (loss) on investments	(2,824)	(156,809)	(855,851)	(2,409)	(131)

Net increase (decrease) in net assets resulting from operations	$(2,936)	$(152,719)	$(855,852)	$(2,286)	$(126)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Delaware Ivy Small Cap Growth Fund	JPMorgan Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund	T. Rowe Price Retirement 2060 Fund	MSIF Global Opportunity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$-	$-	$610	$-

Expenses:
Mortality and expense risk charges	(647)	-	(9,883)	(481)	(1,422)

Total Expenses	(647)	-	(9,883)	(481)	(1,422)

Net Investment income (loss)	(647)	-	(9,883)	129	(1,422)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(75,451)	(10,419)	(14,233)	(1,101)	3,378
Net realized gain distributions	18,703	12,008	-	3,462	27,106
Net unrealized appreciation (depreciation) of Investments	(181,319)	(585,767)	(482,286)	(19,484)	(117,310)

Net gain (loss) on investments	(238,067)	(584,178)	(496,519)	(17,123)	(86,826)

Net increase (decrease) in net assets resulting from operations	$(238,714)	$(584,178)	$(506,402)	$(16,994)	$(88,248)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	JPMorgan U.S. Government Money Market Fund	American Century U.S. Government Money Market Fund	Invesco Balanced- Risk Commodity Strategy Fund	Putnam Growth Opportunities Fund	John Hancock New Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$5,515	$4,220	$2,106	$-	$-

Expenses:
Mortality and expense risk charges	(5,556)	(2,363)	(209)	(53)	(3,387)

Total Expenses	(5,556)	(2,363)	(209)	(53)	(3,387)

Net Investment income (loss)	(41)	1,857	1,897	(53)	(3,387)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	-	-	(971)	19	3,686
Net realized gain distributions	-	-	-	281	30,405
Net unrealized appreciation (depreciation) of Investments	-	-	(1,041)	(1,931)	(165,723)

Net gain (loss) on investments	-	-	(2,012)	(1,631)	(131,632)

Net increase (decrease) in net assets resulting from operations	$(41)	$1,857	$(115)	$(1,684)	$(135,019)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	MassMutual RetireSMARTSM by JPMorgan 2060 Fund	Columbia Large Cap Growth Opportunity Fund	JPMorgan SmartRetirement 2060 Fund	Victory RS Value Fund	Pioneer Global Sustainable Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (18)
Investment income:
Dividends	$876	$-	$77	$7,914	$19,601

Expenses:
Mortality and expense risk charges	(212)	(8,795)	(8)	-	(10,348)

Total Expenses	(212)	(8,795)	(8)	-	(10,348)

Net Investment income (loss)	664	(8,795)	69	7,914	9,253

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(33)	(56,254)	(1)	(14,511)	3,824
Net realized gain distributions	6,133	159,976	230	88,532	60,472
Net unrealized appreciation (depreciation) of Investments	(15,704)	(448,823)	(337)	(138,791)	(235,901)

Net gain (loss) on investments	(9,604)	(345,101)	(108)	(64,770)	(171,605)

Net increase (decrease) in net assets resulting from operations	$(8,940)	$(353,896)	$(39)	$(56,856)	$(162,352)

18	Formally, Pioneer Global Equity Fund, Name changed to Pioneer Global Sustainable Equity Fund, Change effective February 15, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	BlackRock Advantage Small Cap Growth Fund	MassMutual Select T.Rowe Price Retire 2020 Fund	MassMutual Select T.Rowe Price Retire 2025 Fund	MassMutual Select T.Rowe Price Retire 2030 Fund	MassMutual Select T.Rowe Price Retire 2035 Fund
	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$2,612	$3,704	$31	$96	$251

Expenses:
Mortality and expense risk charges	(4,269)	(154)	(3)	(24)	(88)

Total Expenses	(4,269)	(154)	(3)	(24)	(88)

Net Investment income (loss)	(1,657)	3,550	28	72	163

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(86,728)	(5)	(2)	(6)	1
Net realized gain distributions	-	12,029	139	615	2,175
Net unrealized appreciation (depreciation) of Investments	(131,718)	(16,271)	(215)	(1,333)	(5,407)

Net gain (loss) on investments	(218,446)	(4,247)	(78)	(724)	(3,231)

Net increase (decrease) in net assets resulting from operations	$(220,103)	$(697)	$(50)	$(652)	$(3,068)

10	The Sub-Account commenced operations on November 18, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	MassMutual Select T.Rowe Price Retire 2040 Fund	MassMutual Select T.Rowe Price Retire 2045 Fund	MassMutual Select T.Rowe Price Retire 2050 Fund	MassMutual Select T.Rowe Price Retire 2060 Fund	BlackRock S&P 500 Index V.I. Fund
	Sub-Account	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$230	$33	$310	$62	$188,041

Expenses:
Mortality and expense risk charges	(85)	(17)	(168)	(88)	(74,915)

Total Expenses	(85)	(17)	(168)	(88)	(74,915)

Net Investment income (loss)	145	16	142	(26)	113,126

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(949)	1	5	(13)	102,242
Net realized gain distributions	3,718	691	7,319	670	610,659
Net unrealized appreciation (depreciation) of Investments	(2,182)	(269)	(4,273)	(1,927)	(3,806,905)

Net gain (loss) on investments	587	423	3,051	(1,270)	(3,094,004)

Net increase (decrease) in net assets resulting from operations	$732	$439	$3,193	$(1,296)	$(2,980,878)

11	The Sub-Account commenced operations on October 10, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Hartford International Equity Fund	BNY Mellon Insight Core Plus Fund	Keeley Small Cap Dividend Value Fund	Hartford Global Impact Fund	Invesco Dividend Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$12,231	$14,286	$9,662	$190	$180

Expenses:
Mortality and expense risk charges	(3,831)	(2,484)	(1,998)	(414)	(97)

Total Expenses	(3,831)	(2,484)	(1,998)	(414)	(97)

Net Investment income (loss)	8,400	11,802	7,664	(224)	83

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,420	(3,652)	4,323	656	18
Net realized gain distributions	-	-	62,815	-	429
Net unrealized appreciation (depreciation) of Investments	(89,696)	(91,698)	(114,812)	(10,070)	(542)

Net gain (loss) on investments	(88,276)	(95,350)	(47,674)	(9,414)	(95)

Net increase (decrease) in net assets resulting from operations	$(79,876)	$(83,548)	$(40,010)	$(9,638)	$(12)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	AB Sustainable Global Thematic Fund	Virtus Duff & Phelps Water Fund Institutional	MassMutual Global Fund	Columbia Acorn International Select Fund	AMG GW&K Small/ Mid Cap
	Sub-Account	Sub-Account (25)	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$8,969	$7,852	$-	$-	$17

Expenses:
Mortality and expense risk charges	1	-	-	(33)	(426)

Total Expenses	1	-	-	(33)	(426)

Net Investment income (loss)	8,970	7,852	-	(33)	(409)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(104,419)	(28,884)	(1,313)	(99)	(52)
Net realized gain distributions	36,886	-	9,229	100	2,069
Net unrealized appreciation (depreciation) of Investments	(708,029)	(314,795)	(28,027)	(1,697)	(12,242)

Net gain (loss) on investments	(775,562)	(343,679)	(20,111)	(1,696)	(10,225)

Net increase (decrease) in net assets resulting from operations	$(766,592)	$(335,827)	$(20,111)	$(1,729)	$(10,634)

25	Formally, Virtus AllianzGI Water Fund Institutional, Name changed to Virtus Duff & Phelps Water Fund Institutional, Change effective July 25, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	PGIM Jennison Focused Growth Fund	NexPoint Merger Arbitrage Fund	MM Russell 2000® Small Cap Index Fund	MM S&P 500® Index Fund	MM S&P Mid Cap Index Fund
	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account	Sub-Account (13)
Investment income:
Dividends	$-	$1,895	$632	$19,033	$-

Expenses:
Mortality and expense risk charges	(1,950)	(376)	(968)	(11,657)	(6,880)

Total Expenses	(1,950)	(376)	(968)	(11,657)	(6,880)

Net Investment income (loss)	(1,950)	1,519	(336)	7,376	(6,880)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(13,013)	(551)	(116,324)	(35,434)	(121,858)
Net realized gain distributions	-	-	52,399	403,969	-
Net unrealized appreciation (depreciation) of Investments	(103,231)	(638)	3,038	(683,434)	(312,208)

Net gain (loss) on investments	(116,244)	(1,189)	(60,887)	(314,899)	(434,066)

Net increase (decrease) in net assets resulting from operations	$(118,194)	$330	$(61,223)	$(307,523)	$(440,946)

12	The Sub-Account ceased operations on June 27, 2022.
13	The Sub-Account ceased operations on June 29, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Russell Balanced Strategy Fund	Russell Conservative Strategy Fund	Russell Equity Growth Strategy Fund	Russell Growth Strategy Fund	Russell Moderate Strategy Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$5,057	$270	$-	$6,763	$2,327

Expenses:
Mortality and expense risk charges	(2,165)	(112)	-	(4,395)	(2,783)

Total Expenses	(2,165)	(112)	-	(4,395)	(2,783)

Net Investment income (loss)	2,892	158	-	2,368	(456)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(48,557)	(275)	-	(138,976)	(87,675)
Net realized gain distributions	3,128	-	1	2,557	104
Net unrealized appreciation (depreciation) of Investments	(12,022)	(2,038)	(4)	(24,280)	4,259

Net gain (loss) on investments	(57,451)	(2,313)	(3)	(160,699)	(83,312)

Net increase (decrease) in net assets resulting from operations	$(54,559)	$(2,155)	$(3)	$(158,331)	$(83,768)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2022

	Empower S&P Mid Cap 400 Index Fund	Empower S&P SmallCap 600 Index Fund	Empower International Index Fund
	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)
Investment income:
Dividends	$376	$52	$1,667

Expenses:
Mortality and expense risk charges	(185)	(20)	(245)

Total Expenses	(185)	(20)	(245)

Net Investment income (loss)	191	32	1,422

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	75	(1)	(508)
Net realized gain distributions	3,408	608	-
Net unrealized appreciation (depreciation) of Investments	(268)	(472)	484

Net gain (loss) on investments	3,215	135	(24)

Net increase (decrease) in net assets resulting from operations	$3,406	$167	$1,398

14	The Sub-Account commenced operations on June 7, 2022.
15	The Sub-Account commenced operations on June 15, 2022.
16	The Sub-Account commenced operations on June 7, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	American Century Equity Income Fund	American Century Growth Fund	American Century Ultra® Fund	American Century VP Balanced Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$507,052	$(9,439)	$(3,694)	$2,935
Net realized gain (loss) on security transactions	567,235	18,497	8,450	(1,227)
Net realized gain distributions	1,488,393	68,804	38,752	88,161
Net unrealized appreciation (depreciation) of investments	(3,524,023)	(698,753)	(296,521)	(207,329)

Net increase (decrease) in net assets resulting from operations	(961,343)	(620,891)	(253,013)	(117,460)

Unit transactions:
Purchases	1,217,292	152,816	48,300	4,100
Net transfers	442,329	182,772	(12,015)	4,648
Surrenders for benefit payments and fees	(3,886,465)	(137,552)	(19,553)	(6,344)
Contract maintenance charges	(314)	(32)	(14)	-
Net annuity transactions	1	1	-	-

Net increase (decrease) in net assets resulting from unit transactions	(2,227,157)	198,005	16,718	2,404

Net increase (decrease) in net assets	(3,188,500)	(422,886)	(236,295)	(115,056)

Beginning of Period	27,640,142	1,900,499	761,878	656,344

End of Period	$24,451,642	$1,477,613	$525,583	$541,288

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	American Century Small Company Fund	American Century Small Cap Value Fund	American Century Focused Large Cap Value fund	American Century Inflation- Adjusted Bond Fund	American Century Equity Growth Fund	American Century VP Disciplined Core Value Fund	American Century VP Ultra Fund	American Century VP Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(3)	$23,760	$449	$6,613	$(117)	$2,008	$(9,773)	$8,304
Net realized gain (loss) on security transactions	(1)	60,469	17	(2,351)	(11,230)	(369)	50,658	16,987
Net realized gain distributions	-	96,056	5,605	-	7,012	45,310	157,765	47,802
Net unrealized appreciation (depreciation) of investments	(148)	(833,928)	(5,511)	(24,934)	(26,855)	(74,428)	(807,534)	(76,057)

Net increase (decrease) in net assets resulting from operations	(152)	(653,643)	560	(20,672)	(31,190)	(27,479)	(608,884)	(2,964)

Unit transactions:
Purchases	712	109,455	5,666	7,801	6,793	5,403	20,590	21,236
Net transfers	-	(40,805)	-	(30,784)	1,107	293	(46,259)	28,277
Surrenders for benefit payments and fees	4	(357,972)	(10)	(90)	(37,805)	(2,271)	(232,008)	(64,812)
Contract maintenance charges	-	(69)	(7)	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	(2,112)	-	(2,952)

Net increase (decrease) in net assets resulting from unit transactions	716	(289,391)	5,649	(23,073)	(29,905)	1,313	(257,677)	(18,251)

Net increase (decrease) in net assets	564	(943,034)	6,209	(43,745)	(61,095)	(26,166)	(866,561)	(21,215)

Beginning of Period	506	4,499,444	53,852	150,224	131,258	205,147	1,948,889	630,009

End of Period	$1,070	$3,556,410	$60,061	$106,479	$70,163	$178,981	$1,082,328	$608,794

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	American Century Mid Cap Value Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco EQV European Equity Fund	Invesco EQV International Equity Fund	Invesco Small Cap Growth Fund	Invesco Real Estate Fund	Invesco Small Cap Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,620	$(731)	$241	$(1,032)	$(2,775)	$(26,407)	$15,293	$(2,339)
Net realized gain (loss) on security transactions	10,132	(312)	1,735	(3,451)	(18,234)	(258,616)	(34,201)	(17,855)
Net realized gain distributions	72,966	18,217	2,784	17,038	24,952	117,372	320,409	8,262
Net unrealized appreciation (depreciation) of investments	(99,450)	(46,027)	(5,910)	(87,617)	(64,902)	(1,759,305)	(1,583,333)	(78,464)

Net increase (decrease) in net assets resulting from operations	(10,732)	(28,853)	(1,150)	(75,062)	(60,959)	(1,926,956)	(1,281,832)	(90,396)

Unit transactions:
Purchases	61,309	992	-	15,586	25,913	371,042	279,013	25,093
Net transfers	(8,825)	4,048	228	3	87	151,669	154,284	40,953
Surrenders for benefit payments and fees	(285,458)	(15,308)	(7,076)	(31,158)	(47,749)	(541,259)	(662,503)	(94,219)
Contract maintenance charges	(7)	-	-	(8)	(55)	(260)	(282)	(13)
Net annuity transactions	1	-	-	-	-	-	1	1

Net increase (decrease) in net assets resulting from unit transactions	(232,980)	(10,268)	(6,848)	(15,577)	(21,804)	(18,808)	(229,487)	(28,185)

Net increase (decrease) in net assets	(243,712)	(39,121)	(7,998)	(90,639)	(82,763)	(1,945,764)	(1,511,319)	(118,581)

Beginning of Period	766,256	136,361	30,332	338,424	313,806	5,415,329	5,127,512	403,503

End of Period	$522,544	$97,240	$22,334	$247,785	$231,043	$3,469,565	$3,616,193	$284,922

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Invesco EQV Emerging Markets All Cap Fund	American Century Diversified Bond Fund	Domini Impact Equity Fund	AB Global Bond Fund	AB Global Risk Allocation Fund	AB Relative Value Fund	AB Sustainable International Thematic Fund	AB International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$32,031	$1,272	$(940)	$7,470	$8,648	$177	$(3,023)	$2,283
Net realized gain (loss) on security transactions	(207,658)	(5,146)	138	(2,389)	1,778	1,877	626	(7,208)
Net realized gain distributions	-	-	1,641	-	2,567	2,676	1,844	-
Net unrealized appreciation (depreciation) of investments	(427,958)	(21,652)	(31,846)	(23,022)	(32,599)	(8,692)	(137,548)	(85,550)

Net increase (decrease) in net assets resulting from operations	(603,585)	(25,526)	(31,007)	(17,941)	(19,606)	(3,962)	(138,101)	(90,475)

Unit transactions:
Purchases	228,674	20,668	16,816	12,050	8,801	668	27,474	40,404
Net transfers	(144,760)	1,581	211	(6,648)	-	-	(5,535)	30,434
Surrenders for benefit payments and fees	(304,516)	(48,473)	(58)	(11,946)	(16,156)	(25,386)	(36,046)	(78,235)
Contract maintenance charges	(11)	(38)	-	-	(6)	-	(25)	(36)
Net annuity transactions	1	-	-	-	-	1	2	-

Net increase (decrease) in net assets resulting from unit transactions	(220,612)	(26,262)	16,969	(6,544)	(7,361)	(24,717)	(14,130)	(7,433)

Net increase (decrease) in net assets	(824,197)	(51,788)	(14,038)	(24,485)	(26,967)	(28,679)	(152,231)	(97,908)

Beginning of Period	3,353,332	180,120	111,820	137,444	191,251	71,683	506,333	744,982

End of Period	$2,529,135	$128,332	$97,782	$112,959	$164,284	$43,004	$354,102	$647,074

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	AB Growth Fund	AB Discovery Growth Fund	AB Discovery Value Fund	AB Value Fund	AB High Income Fund	American Funds AMCAP Fund®	American Funds American Balanced Fund®	American Funds Capital Income Builder®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(330)	$(2,097)	$43	$35	$27,035	$(31,474)	$178,949	$297,699
Net realized gain (loss) on security transactions	(19)	268	3,080	34	(15,703)	30,936	161,375	177,335
Net realized gain distributions	657	-	31,132	1,858	-	245,259	109,660	-
Net unrealized appreciation (depreciation) of investments	(15,960)	(122,796)	(141,252)	(3,364)	(74,337)	(1,665,381)	(3,065,366)	(1,753,888)

Net increase (decrease) in net assets resulting from operations	(15,652)	(124,625)	(106,997)	(1,437)	(63,005)	(1,420,660)	(2,615,382)	(1,278,854)

Unit transactions:
Purchases	5,874	19,985	38,232	2,483	52,033	343,304	1,004,876	917,440
Net transfers	-	(428)	(1,458)	(179)	(16,160)	19,818	264,705	(56,569)
Surrenders for benefit payments and fees	(212)	(22,830)	(58,242)	(19)	(55,522)	(661,173)	(2,030,840)	(1,957,686)
Contract maintenance charges	(2)	(38)	(12)	(4)	(26)	(90)	(533)	(339)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	5,660	(3,311)	(21,480)	2,281	(19,675)	(298,141)	(761,792)	(1,097,154)

Net increase (decrease) in net assets	(9,992)	(127,936)	(128,477)	844	(82,680)	(1,718,801)	(3,377,174)	(2,376,008)

Beginning of Period	49,907	350,480	627,417	17,104	486,799	4,837,097	20,599,362	15,582,997

End of Period	$39,915	$222,544	$498,940	$17,948	$404,119	$3,118,296	$17,222,188	$13,206,989

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	American Funds EuroPacific Growth Fund	American Funds Fundamental Investors Fund(SM)	American Funds New Perspective Fund®	American Funds The Bond Fund of America®	American Funds The Growth Fund of America®	American Funds The Income Fund of America®	American Funds The Investment Company of America®	American Funds The New Economy Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$68,855	$73,113	$(32,552)	$48,595	$(290,313)	$204,734	$26,835	$(15,183)
Net realized gain (loss) on security transactions	(78,924)	308,907	261,822	(42,404)	1,048,611	199,542	212,709	1,661
Net realized gain distributions	87,020	524,312	320,948	4,149	1,352,869	311,129	397,374	-
Net unrealized appreciation (depreciation) of investments	(4,971,222)	(4,409,357)	(4,303,166)	(511,717)	(20,337,610)	(1,606,598)	(2,568,773)	(1,107,745)

Net increase (decrease) in net assets resulting from operations	(4,894,271)	(3,503,025)	(3,752,948)	(501,377)	(18,226,443)	(891,193)	(1,931,855)	(1,121,267)

Unit transactions:
Purchases	1,509,399	1,009,837	885,312	277,244	3,342,125	716,849	717,735	247,411
Net transfers	21,883	(16,788)	32,447	139,800	(398,534)	(31,718)	(63,779)	79,650
Surrenders for benefit payments and fees	(2,480,932)	(2,428,280)	(1,785,606)	(421,888)	(7,156,331)	(2,328,789)	(1,832,877)	(650,358)
Contract maintenance charges	(800)	(422)	(346)	(115)	(2,446)	(412)	(248)	(99)
Net annuity transactions	1	-	-	-	-	1	-	-

Net increase (decrease) in net assets resulting from unit transactions	(950,449)	(1,435,653)	(868,193)	(4,959)	(4,215,186)	(1,644,069)	(1,179,169)	(323,396)

Net increase (decrease) in net assets	(5,844,720)	(4,938,678)	(4,621,141)	(506,336)	(22,441,629)	(2,535,262)	(3,111,024)	(1,444,663)

Beginning of Period	20,951,606	20,417,660	14,328,867	3,634,485	59,333,821	11,508,954	11,793,938	3,771,825

End of Period	$15,106,886	$15,478,982	$9,707,726	$3,128,149	$36,892,192	$8,973,692	$8,682,914	$2,327,162

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	American Funds Washington Mutual Investors Fund(SM)	American Funds American Mutual Fund®	American Funds Capital World Growth and Income Fund®	American Funds SMALLCAP World Fund®	New World Fund	Ariel Appreciation Fund	Ariel Fund	Artisan Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$40,411	$46,956	$275,782	$(5,792)	$666	$(95)	$(482)	$6,245
Net realized gain (loss) on security transactions	152,018	148,134	382,331	7,435	(9,887)	(3,057)	397	(40,508)
Net realized gain distributions	233,282	139,009	-	-	-	7,602	10,091	567,096
Net unrealized appreciation (depreciation) of investments	(1,025,967)	(619,427)	(5,862,194)	(290,412)	(105,198)	(16,759)	(40,527)	(1,053,755)

Net increase (decrease) in net assets resulting from operations	(600,256)	(285,328)	(5,204,081)	(288,769)	(114,419)	(12,309)	(30,521)	(520,922)

Unit transactions:
Purchases	349,266	429,508	1,397,331	51,940	37,870	6,361	3,979	11,488
Net transfers	(3,450)	22,300	(324,898)	(55,301)	20,372	2	(2)	(4,895)
Surrenders for benefit payments and fees	(678,173)	(438,939)	(3,471,463)	(60,217)	(28,936)	(12,815)	(1,759)	(329,722)
Contract maintenance charges	(336)	(90)	(945)	(17)	-	-	-	(73)
Net annuity transactions	1	1	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(332,692)	12,780	(2,399,975)	(63,595)	29,306	(6,452)	2,218	(323,202)

Net increase (decrease) in net assets	(932,948)	(272,548)	(7,604,056)	(352,364)	(85,113)	(18,761)	(28,303)	(844,124)

Beginning of Period	6,307,677	5,257,768	28,822,019	968,450	494,662	93,671	156,956	4,028,629

End of Period	$5,374,729	$4,985,220	$21,217,963	$616,086	$409,549	$74,910	$128,653	$3,184,505

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Ave Maria Rising Dividend Fund	Ave Maria Value Fund	Ave Maria Growth Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2025 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$14,592	$106	$(1,067)	$235,291	$260,092	$46,112	$63,962	$(1,383)
Net realized gain (loss) on security transactions	1,276	3,197	899	(801,012)	(853,675)	(599,734)	(107,079)	(47,309)
Net realized gain distributions	91,280	-	-	128,176	203,926	58,526	56,734	2,734
Net unrealized appreciation (depreciation) of investments	(195,627)	522	(39,178)	(4,230,851)	(5,137,688)	(2,175,946)	(1,541,957)	(132,747)

Net increase (decrease) in net assets resulting from operations	(88,479)	3,825	(39,346)	(4,668,396)	(5,527,345)	(2,671,042)	(1,528,340)	(178,705)

Unit transactions:
Purchases	118,842	3,381	24,216	1,702,248	2,364,077	767,813	924,520	75,546
Net transfers	(22,605)	14,049	(24,558)	274,972	333,922	(187,211)	33,569	257,969
Surrenders for benefit payments and fees	(49,459)	(709)	(23,881)	(4,481,163)	(4,395,512)	(2,784,694)	(992,186)	(356,424)
Contract maintenance charges	(44)	-	(13)	(2,857)	(3,567)	(1,887)	(382)	(38)
Net annuity transactions	1	2	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	46,735	16,723	(24,236)	(2,506,800)	(1,701,080)	(2,205,979)	(34,479)	(22,947)

Net increase (decrease) in net assets	(41,744)	20,548	(63,582)	(7,175,196)	(7,228,425)	(4,877,021)	(1,562,819)	(201,652)

Beginning of Period	1,573,205	22,972	190,309	29,297,504	31,993,685	17,822,960	8,002,942	909,542

End of Period	$1,531,461	$43,520	$126,727	$22,122,308	$24,765,260	$12,945,939	$6,440,123	$707,890

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2055 Fund	Baron Small Cap Fund	BlackRock Impact Mortgage Fund	BlackRock Equity Dividend Fund	BlackRock Capital Appreciation Fund	BlackRock Advantage Large Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (23)	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$733	$1,250	$1,435	$(1,449)	$2,795	$12,968	$(4,016)	$(698)
Net realized gain (loss) on security transactions	(6,337)	(5,447)	(10,485)	1,119	(1,880)	(7,431)	(1,163)	1,980
Net realized gain distributions	4,890	5,686	6,896	14,034	-	275,125	30,622	-
Net unrealized appreciation (depreciation) of investments	(145,666)	(116,134)	(192,340)	(136,296)	(27,752)	(411,973)	(223,206)	(30,406)

Net increase (decrease) in net assets resulting from operations	(146,380)	(114,645)	(194,494)	(122,592)	(26,837)	(131,311)	(197,763)	(29,124)

Unit transactions:
Purchases	186,132	208,393	199,530	14,961	16,822	231,775	36,584	29,727
Net transfers	75,097	44,148	21,500	31,442	-	58,382	46,633	763
Surrenders for benefit payments and fees	(115,998)	(110,585)	(411,886)	(72,064)	(15,936)	(416,132)	(12,119)	(37,231)
Contract maintenance charges	(27)	(88)	(75)	(6)	-	(97)	(11)	(27)
Net annuity transactions	-	-	-	-	-	2	-	-

Net increase (decrease) in net assets resulting from unit transactions	145,204	141,868	(190,931)	(25,667)	886	(126,070)	71,087	(6,768)

Net increase (decrease) in net assets	(1,176)	27,223	(385,425)	(148,259)	(25,951)	(257,381)	(126,676)	(35,892)

Beginning of Period	814,515	612,678	1,089,139	425,147	190,512	2,851,718	486,918	101,926

End of Period	$813,339	$639,901	$703,714	$276,888	$164,561	$2,594,337	$360,242	$66,034

23	Formally, BlackRock U.S. Government Bond Portfolio , Name changed to BlackRock Impact Mortgage Fund, Change effective September 1, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Calvert VP SRI Balanced Portfolio	Calvert Equity Fund	Calvert Bond Fund	Calvert Income Fund	Columbia Contrarian Core Fund	Columbia Small Cap Value I Fund	Columbia Select Mid Cap Value Fund	Columbia Acorn Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$187	$(51,449)	$40,449	$17,949	$(3,637)	$(1,027)	$(2,244)	$(9,688)
Net realized gain (loss) on security transactions	91	520,091	(42,032)	(2,013)	4,745	2,846	3,782	(93,675)
Net realized gain distributions	3,485	263,546	-	-	30,024	6,973	94,941	82,819
Net unrealized appreciation (depreciation) of investments	(10,333)	(2,995,668)	(296,832)	(134,884)	(124,032)	(23,942)	(269,688)	(570,947)

Net increase (decrease) in net assets resulting from operations	(6,570)	(2,263,480)	(298,415)	(118,948)	(92,900)	(15,150)	(173,209)	(591,491)

Unit transactions:
Purchases	585	773,368	221,350	75,489	24,273	15,713	106,139	140,507
Net transfers	-	(1,147,966)	90,021	150,708	(54,032)	(1,646)	588,090	79,342
Surrenders for benefit payments and fees	(519)	(1,869,518)	(373,335)	(35,764)	(27,280)	(20,295)	(185,001)	(93,954)
Contract maintenance charges	-	(98)	(112)	(41)	(18)	(13)	(36)	(61)
Net annuity transactions	-	-	1	-	(35)	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	66	(2,244,214)	(62,075)	190,392	(57,092)	(6,241)	509,192	125,834

Net increase (decrease) in net assets	(6,504)	(4,507,694)	(360,490)	71,444	(149,992)	(21,391)	335,983	(465,657)

Beginning of Period	40,823	12,672,053	2,273,295	631,368	477,143	157,765	1,476,680	1,695,202

End of Period	$34,319	$8,164,359	$1,912,805	$702,812	$327,151	$136,374	$1,812,663	$1,229,545

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	CRM Mid Cap Value Fund	Calamos International Growth Fund	Davis Financial Fund	Davis New York Venture Fund	Davis Opportunity Fund	Delaware Diversified Income Fund	Delaware Extended Duration Bond Fund	Dreyfus Bond Market Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,333	$(19)	$2,214	$37,878	$(617)	$3,858	$73	$273,061
Net realized gain (loss) on security transactions	118	(2)	935	(211,737)	(2,419)	(2,846)	(10)	(364,540)
Net realized gain distributions	11,025	-	4,558	237,402	7,211	-	-	-
Net unrealized appreciation (depreciation) of investments	(51,689)	(598)	(40,246)	(1,043,685)	(23,695)	(25,574)	(839)	(2,064,987)

Net increase (decrease) in net assets resulting from operations	(38,213)	(619)	(32,539)	(980,142)	(19,520)	(24,562)	(776)	(2,156,466)

Unit transactions:
Purchases	16,732	-	23,088	264,137	21,966	5,335	200	1,181,424
Net transfers	4,744	-	6,501	(150,079)	1	(1,878)	-	(279,028)
Surrenders for benefit payments and fees	(7,514)	11	(36,482)	(598,203)	(24,188)	(26,488)	(2)	(1,930,475)
Contract maintenance charges	(20)	-	(10)	(178)	(14)	-	-	(307)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	13,942	11	(6,903)	(484,323)	(2,235)	(23,031)	198	(1,028,386)

Net increase (decrease) in net assets	(24,271)	(608)	(39,442)	(1,464,465)	(21,755)	(47,593)	(578)	(3,184,852)

Beginning of Period	385,289	1,943	311,792	5,616,143	123,934	182,391	2,788	15,808,474

End of Period	$361,018	$1,335	$272,350	$4,151,678	$102,179	$134,798	$2,210	$12,623,622

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	BNY Mellon Variable Investment Fund Appreciation Portfolio	BNY Mellon International Stock Index Fund	BNY Mellon MidCap Index Fund	BNY Mellon Small Cap Stock Index Fund	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon S&P 500 Index Fund	Eaton Vance Large-Cap Value Fund	Eaton Vance Dividend Builder Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(7)	$6,486	$186,499	$119,345	$(13)	$307,949	$2,675	$20,544
Net realized gain (loss) on security transactions	(919)	(152)	(191,836)	(17,588)	10	(186,633)	29,383	38,120
Net realized gain distributions	7,875	-	2,228,425	1,291,111	506	3,059,248	53,835	337,839
Net unrealized appreciation (depreciation) of investments	(12,539)	(58,370)	(5,059,870)	(3,847,725)	(2,511)	(11,032,008)	(154,043)	(572,410)

Net increase (decrease) in net assets resulting from operations	(5,590)	(52,036)	(2,836,782)	(2,454,857)	(2,008)	(7,851,444)	(68,150)	(175,907)

Unit transactions:
Purchases	1,792	-	1,502,230	1,027,875	-	3,401,421	100,221	46,807
Net transfers	386	1,831	(125,955)	165,797	-	1,574,335	56,230	155,852
Surrenders for benefit payments and fees	13	(6,733)	(1,930,145)	(1,981,232)	(2)	(5,366,519)	(130,168)	(229,125)
Contract maintenance charges	-	-	(348)	(137)	-	(858)	(85)	(25)
Net annuity transactions	-	-	-	(3)	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	2,191	(4,902)	(554,218)	(787,700)	(2)	(391,621)	26,198	(26,491)

Net increase (decrease) in net assets	(3,399)	(56,938)	(3,391,000)	(3,242,557)	(2,010)	(8,243,065)	(41,952)	(202,398)

Beginning of Period	27,678	353,970	21,135,160	15,055,320	8,562	41,404,339	1,807,856	1,724,282

End of Period	$24,279	$297,032	$17,744,160	$11,812,763	$6,552	$33,161,274	$1,765,904	$1,521,884

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Income Fund of Boston	Eaton Vance Balanced Fund	Eaton Vance Atlanta Capital SMID-Cap Fund	Allspring Asset Allocation Fund	Allspring Emerging Markets Equity Fund	Allspring Utility & Telecommunications Fund	Alger Capital Appreciation Institutional Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(3,032)	$173,122	$292	$(1,919)	$2,817	$(3,735)	$127	$(35,060)
Net realized gain (loss) on security transactions	9,358	(90,443)	860	6,280	(207)	(12,641)	(906)	(121,827)
Net realized gain distributions	23,995	-	9,854	94,786	3,204	-	988	151,127
Net unrealized appreciation (depreciation) of investments	(118,510)	(431,390)	(56,344)	(194,257)	(23,880)	(391,996)	(1,393)	(2,455,442)

Net increase (decrease) in net assets resulting from operations	(88,189)	(348,711)	(45,338)	(95,110)	(18,066)	(408,372)	(1,184)	(2,461,202)

Unit transactions:
Purchases	36,583	203,408	28,649	48,841	29,320	184,095	7,659	383,370
Net transfers	31,580	(44,192)	7,024	(49,778)	(2,181)	(49,815)	-	(14,411)
Surrenders for benefit payments and fees	(181,977)	(696,114)	(17,936)	(69,353)	(6,402)	(331,802)	(12,959)	(551,047)
Contract maintenance charges	(43)	(171)	-	(24)	(47)	(92)	-	(342)
Net annuity transactions	-	-	-	-	-	-	1	-

Net increase (decrease) in net assets resulting from unit transactions	(113,857)	(537,069)	17,737	(70,314)	20,690	(197,614)	(5,299)	(182,430)

Net increase (decrease) in net assets	(202,046)	(885,780)	(27,601)	(165,424)	2,624	(605,986)	(6,483)	(2,643,632)

Beginning of Period	795,332	3,972,938	266,849	1,033,100	108,201	2,012,123	18,536	6,708,501

End of Period	$593,286	$3,087,158	$239,248	$867,676	$110,825	$1,406,137	$12,053	$4,064,869

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Small Cap Select Fund	Fidelity Advisor Equity Growth Fund	Fidelity Advisor Value Strategies Fund	Fidelity Advisor Leveraged Company Stock Fund	Federated Hermes Equity Income Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(11,878)	$(2,509)	$(922)	$(199)	$(4,000)	$(730)	$(7,761)	$(38)
Net realized gain (loss) on security transactions	(251,591)	(39,563)	(30,694)	18	7,980	28,682	(7,341)	1,680
Net realized gain distributions	-	-	-	-	13,732	-	247,800	3,609
Net unrealized appreciation (depreciation) of investments	(683,804)	(173,666)	(11,738)	(4,842)	(230,551)	(77,446)	(866,111)	(14,868)

Net increase (decrease) in net assets resulting from operations	(947,273)	(215,738)	(43,354)	(5,023)	(212,839)	(49,494)	(633,413)	(9,617)

Unit transactions:
Purchases	121,671	56,510	13,074	2,028	80,910	-	194,367	7,919
Net transfers	(43,423)	(25,414)	(2,043)	(118)	10,667	(12,156)	(81,653)	5,087
Surrenders for benefit payments and fees	(486,446)	(51,384)	(42,724)	(1,087)	(100,245)	(241,190)	(94,136)	(85,636)
Contract maintenance charges	(121)	(29)	-	-	(17)	-	(129)	(17)
Net annuity transactions	-	-	1	1	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(408,319)	(20,317)	(31,692)	824	(8,685)	(253,346)	18,449	(72,647)

Net increase (decrease) in net assets	(1,355,592)	(236,055)	(75,046)	(4,199)	(221,524)	(302,840)	(614,964)	(82,264)

Beginning of Period	2,771,371	578,852	148,444	24,050	822,020	302,840	2,635,344	144,057

End of Period	$1,415,779	$342,797	$73,398	$19,851	$600,496	$-	$2,020,380	$61,793

1	The Sub-Account ceased operations on September 28, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Federated Hermes Fund for U.S. Government Securities	Federated Hermes MDT Mid Cap Growth Fund	Federated Hermes High Income Bond Fund, Inc.	Federated Hermes Kaufmann Fund	Federated Hermes Short- Term Income Fund	Federated Hermes Global Allocation Fund	Federated Hermes Total Return Bond Fund	Federated Hermes Clover Small Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account (17)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,386	$(2,000)	$169	$(33,133)	$378	$13	$1,863	$(183)
Net realized gain (loss) on security transactions	(591)	(280)	(5)	(89,462)	(2,298)	-	(252)	(2,096)
Net realized gain distributions	-	6,303	-	-	-	-	-	7,485
Net unrealized appreciation (depreciation) of investments	(22,398)	(92,093)	(747)	(1,731,438)	(1,766)	110	(18,529)	(17,801)

Net increase (decrease) in net assets resulting from operations	(20,603)	(88,070)	(583)	(1,854,033)	(3,686)	123	(16,918)	(12,595)

Unit transactions:
Purchases	16,488	21,115	-	302,122	-	2,457	4,729	225
Net transfers	-	395	-	(51,213)	40	-	(7)	40,124
Surrenders for benefit payments and fees	(3,017)	(56)	(23)	(361,003)	(84,835)	1	(4,784)	(3,651)
Contract maintenance charges	(1)	(9)	-	(56)	-	-	-	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	13,470	21,445	(23)	(110,150)	(84,795)	2,458	(62)	36,698

Net increase (decrease) in net assets	(7,133)	(66,625)	(606)	(1,964,183)	(88,481)	2,581	(16,980)	24,103

Beginning of Period	158,836	347,388	4,558	6,032,562	88,481	-	125,534	66,937

End of Period	$151,703	$280,763	$3,952	$4,068,379	$-	$2,581	$108,554	$91,040

2	The Sub-Account ceased operations on September 28, 2022.
17	The Sub-Account commenced operations on October 24, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Federated Hermes International Leaders Fund	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Balanced Portfolio	Fidelity® VIP Growth & Income Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$92	$(5,138)	$168	$1,731	$10,244	$2,046	$1,553	$10,293
Net realized gain (loss) on security transactions	(5)	(39,658)	28	(3,744)	31,736	4,006	(25)	316
Net realized gain distributions	142	159,905	405	20,716	106,957	4,390	10,404	50,394
Net unrealized appreciation (depreciation) of investments	(850)	(521,447)	(14,802)	(57,105)	(525,691)	(25,394)	(31,026)	(209,593)

Net increase (decrease) in net assets resulting from operations	(621)	(406,338)	(14,201)	(38,402)	(376,754)	(14,952)	(19,094)	(148,590)

Unit transactions:
Purchases	600	21,461	-	12,042	50,067	-	-	2,656
Net transfers	-	(148,358)	(330)	22,567	23,207	315	-	56,189
Surrenders for benefit payments and fees	(1)	(38,383)	(152)	(46,361)	(529,630)	(22,986)	(19)	(9,608)
Contract maintenance charges	-	-	-	-	-	-	-	(131)
Net annuity transactions	-	-	-	-	(12,021)	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	599	(165,280)	(482)	(11,752)	(468,377)	(22,671)	(19)	49,106

Net increase (decrease) in net assets	(22)	(571,618)	(14,683)	(50,154)	(845,131)	(37,623)	(19,113)	(99,484)

Beginning of Period	6,697	1,160,384	56,824	494,095	2,093,919	252,666	117,428	815,816

End of Period	$6,675	$588,766	$42,141	$443,941	$1,248,788	$215,043	$98,315	$716,332

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity Advisor® Stock Selector All Cap Fund	Templeton Developing Markets Trust	Franklin High Income Fund	Franklin Strategic Income Fund	Templeton Global Bond Fund	Franklin U.S. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,652	$6,162	$(6,622)	$10,081	$39,051	$87,014	$140,939	$6,491
Net realized gain (loss) on security transactions	(53)	(380)	(1,155)	(16,824)	(5,335)	(129,911)	(180,939)	(8,534)
Net realized gain distributions	10,523	27,804	-	15,597	-	-	-	-
Net unrealized appreciation (depreciation) of investments	(30,126)	(117,646)	(217,509)	(194,227)	(121,513)	(291,729)	(187,216)	(47,562)

Net increase (decrease) in net assets resulting from operations	(18,004)	(84,060)	(225,286)	(185,373)	(87,797)	(334,626)	(227,216)	(49,605)

Unit transactions:
Purchases	-	-	61,000	81,031	80,113	241,560	310,661	23,586
Net transfers	-	11,591	1,195,812	(26,208)	6,190	147,249	(172,352)	(17,022)
Surrenders for benefit payments and fees	(9)	(21,566)	8	(107,695)	(32,633)	(716,596)	(316,903)	(39,156)
Contract maintenance charges	-	(38)	-	(53)	(19)	(49)	(51)	-
Net annuity transactions	-	-	-	-	-	-	1	-

Net increase (decrease) in net assets resulting from unit transactions	(9)	(10,013)	1,256,820	(52,925)	53,651	(327,836)	(178,644)	(32,592)

Net increase (decrease) in net assets	(18,013)	(94,073)	1,031,534	(238,298)	(34,146)	(662,462)	(405,860)	(82,197)

Beginning of Period	119,348	488,929	2,279	842,333	856,363	2,861,797	3,413,261	462,046

End of Period	$101,335	$394,856	$1,033,813	$604,035	$822,217	$2,199,335	$3,007,401	$379,849

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Franklin Small Cap Value Fund	Franklin Mutual Global Discovery Fund	Templeton Growth Fund	Franklin Income Fund	Franklin Growth Fund	Franklin Total Return Fund	Franklin Mutual U.S. Mid Cap Value Fund	Franklin Mutual Beacon Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (21)	Sub-Account
Operations:
Net investment income (loss)	$(10,528)	$96,130	$2,630	$288,308	$(24,485)	$4,586	$6,297	$6,447
Net realized gain (loss) on security transactions	17,255	(34,194)	(5,870)	22,932	89,655	(10,479)	(203,330)	4,420
Net realized gain distributions	80,091	651,137	-	-	253,310	-	40,829	63,619
Net unrealized appreciation (depreciation) of investments	(485,936)	(1,226,179)	(175,435)	(706,914)	(1,238,851)	(35,986)	(58,000)	(190,854)

Net increase (decrease) in net assets resulting from operations	(399,118)	(513,106)	(178,675)	(395,674)	(920,371)	(41,879)	(214,204)	(116,368)

Unit transactions:
Purchases	236,238	705,245	120,227	398,185	207,362	14,746	8,069	47,053
Net transfers	(62,992)	(296,999)	(24,722)	97,897	(47,382)	12,073	(13,632)	(8)
Surrenders for benefit payments and fees	(521,811)	(934,771)	(137,917)	(649,520)	(174,979)	(71,468)	(612,472)	(66,240)
Contract maintenance charges	(144)	(203)	(54)	(177)	(130)	(6)	(107)	(42)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(348,709)	(526,728)	(42,466)	(153,615)	(15,129)	(44,655)	(618,142)	(19,237)

Net increase (decrease) in net assets	(747,827)	(1,039,834)	(221,141)	(549,289)	(935,500)	(86,534)	(832,346)	(135,605)

Beginning of Period	3,681,975	9,366,699	1,461,584	6,911,353	3,584,767	263,359	2,097,681	957,119

End of Period	$2,934,148	$8,326,865	$1,240,443	$6,362,064	$2,649,267	$176,825	$1,265,335	$821,514

21	Formally, Franklin Mutual U.S. Value Fund, Name changed to Franklin Mutual U.S. Mid Cap Value Fund, Change effective June 1, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Franklin Mutual Shares Fund	Franklin Small-Mid Cap Growth Fund	Franklin Conservative Allocation Fund	Franklin Growth Allocation Fund	Franklin Moderate Allocation Fund	Templeton Foreign Fund	Goldman Sachs Income Builder Fund	Goldman Sachs Capital Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$17,323	$(8,223)	$16,145	$21,141	$22,929	$34,516	$1,388	$(80)
Net realized gain (loss) on security transactions	(27,699)	(71,326)	(64,955)	(57,955)	(163,396)	(45,519)	66	(2)
Net realized gain distributions	227,151	181,322	39,165	222,442	175,208	-	-	1,047
Net unrealized appreciation (depreciation) of investments	(504,102)	(1,585,215)	(384,595)	(1,554,341)	(1,309,457)	(187,574)	(6,893)	(4,267)

Net increase (decrease) in net assets resulting from operations	(287,327)	(1,483,442)	(394,240)	(1,368,713)	(1,274,716)	(198,577)	(5,439)	(3,302)

Unit transactions:
Purchases	196,094	37,542	210,348	512,411	398,535	118,742	2,677	1,699
Net transfers	(92,060)	(149,175)	167,270	(280,184)	(201,756)	(107,147)	-	-
Surrenders for benefit payments and fees	(404,835)	(238,521)	(722,677)	(805,167)	(968,029)	(352,047)	(1,700)	(39)
Contract maintenance charges	(504)	(93)	(51)	(159)	(411)	(193)	(1)	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(301,305)	(350,247)	(345,110)	(573,099)	(771,661)	(340,645)	976	1,660

Net increase (decrease) in net assets	(588,632)	(1,833,689)	(739,350)	(1,941,812)	(2,046,377)	(539,222)	(4,463)	(1,642)

Beginning of Period	3,560,968	4,465,568	2,541,021	8,013,351	7,665,061	4,454,961	50,825	15,127

End of Period	$2,972,336	$2,631,879	$1,801,671	$6,071,539	$5,618,684	$3,915,739	$46,362	$13,485

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Goldman Sachs Core Fixed Income Fund	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Government Income Fund	Goldman Sachs Equity Income Fund	Goldman Sachs Mid Cap Growth Fund	Goldman Sachs Focused International Equity Fund	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (20)	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,997	$-	$7,328	$1,029	$(7,323)	$(85)	$4,919	$(384)
Net realized gain (loss) on security transactions	(621)	4	(11,082)	870	(267,855)	688	16,757	(78,153)
Net realized gain distributions	-	-	-	4,771	61,017	-	387,443	778,080
Net unrealized appreciation (depreciation) of investments	(26,812)	(9)	(148,444)	(13,776)	(165,830)	(5,529)	(894,123)	(1,580,877)

Net increase (decrease) in net assets resulting from operations	(25,436)	(5)	(152,198)	(7,106)	(379,991)	(4,926)	(485,004)	(881,334)

Unit transactions:
Purchases	12,547	-	87,685	16,133	100,478	7,274	153,048	431,888
Net transfers	(4,025)	-	3,803	-	(79,697)	(559)	(16,495)	70,138
Surrenders for benefit payments and fees	(2,581)	(11)	(53,747)	(2,020)	(380,564)	(6,257)	(868,040)	(814,686)
Contract maintenance charges	-	-	(63)	(1)	(29)	(1)	(513)	(75)
Net annuity transactions	-	-	-	-	-	-	-	2

Net increase (decrease) in net assets resulting from unit transactions	5,941	(11)	37,678	14,112	(359,812)	457	(732,000)	(312,733)

Net increase (decrease) in net assets	(19,495)	(16)	(114,520)	7,006	(739,803)	(4,469)	(1,217,004)	(1,194,067)

Beginning of Period	166,714	31	1,101,916	135,085	1,361,174	27,238	4,518,668	5,887,461

End of Period	$147,219	$15	$987,396	$142,091	$621,371	$22,769	$3,301,664	$4,693,394

20	Formally, Goldman Sachs Growth Opportunities Fund, Name changed to Goldman Sachs Mid Cap Growth Fund, Change effective April 13, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Goldman Sachs Strategic Growth Fund	Goldman Sachs High Yield Fund	Goldman Sachs Large Cap Core Fund	Goldman Sachs Small/ Mid Cap Growth Fund	Goldman Sachs Satellite Strategies Portfolio	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund
	Sub-Account	Sub-Account	Sub-Account (24)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(1,377)	$26,235	$907	$(2,542)	$55	$79,711	$265,249	$53,907
Net realized gain (loss) on security transactions	(10,184)	(8,169)	(8,746)	(5,020)	(1)	50,516	(277,016)	(578,365)
Net realized gain distributions	16,791	-	26,300	-	-	853,145	127,092	2,186,194
Net unrealized appreciation (depreciation) of investments	(70,150)	(105,909)	(56,583)	(77,426)	(420)	(2,080,387)	(1,889,813)	(4,885,268)

Net increase (decrease) in net assets resulting from operations	(64,920)	(87,843)	(38,122)	(84,988)	(366)	(1,097,015)	(1,774,488)	(3,223,532)

Unit transactions:
Purchases	13,744	57,563	48,428	26,108	150	104,597	388,894	103,636
Net transfers	12,137	(47,606)	33,169	2,839	-	(196,889)	(99,231)	(392,306)
Surrenders for benefit payments and fees	(2,105)	(28,645)	(94,239)	(24,781)	3	(536,726)	(1,324,458)	(2,875,618)
Contract maintenance charges	-	(18)	(48)	(19)	-	(243)	(521)	(734)
Net annuity transactions	-	-	-	-	-	-	(16,087)	(3,670)

Net increase (decrease) in net assets resulting from unit transactions	23,776	(18,706)	(12,690)	4,147	153	(629,261)	(1,051,403)	(3,168,692)

Net increase (decrease) in net assets	(41,144)	(106,549)	(50,812)	(80,841)	(213)	(1,726,276)	(2,825,891)	(6,392,224)

Beginning of Period	169,171	676,386	408,006	284,606	2,250	7,960,699	12,233,044	20,631,853

End of Period	$128,027	$569,837	$357,194	$203,765	$2,037	$6,234,423	$9,407,153	$14,239,629

24	Formally, Goldman Sachs Capital Growth Fund, Name changed to Goldman Sachs Large Cap Core Fund, Change effective April 13, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Hartford Dividend and Growth HLS Fund	The Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford Small Cap Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$316,562	$(26,180)	$12,665	$8,308	$68,800	$(17,786)	$(13,670)	$(5,084)
Net realized gain (loss) on security transactions	423,914	(152,820)	120,438	(1,840)	(717,614)	(20,210)	(112,326)	(38,625)
Net realized gain distributions	2,529,274	860,011	650,791	183,136	1,469,481	-	767,649	115,521
Net unrealized appreciation (depreciation) of investments	(5,914,307)	(1,232,477)	(3,623,296)	(412,300)	(4,151,887)	(3,865)	(2,295,444)	(326,987)

Net increase (decrease) in net assets resulting from operations	(2,644,557)	(551,466)	(2,839,402)	(222,696)	(3,331,220)	(41,861)	(1,653,791)	(255,175)

Unit transactions:
Purchases	392,131	239,567	565,169	79,355	38,523	184,261	70,176	61,716
Net transfers	(910,146)	18,341	(523,301)	72,293	(339,183)	74,990	(59,165)	(27,765)
Surrenders for benefit payments and fees	(3,148,968)	(575,506)	(1,510,978)	(45,510)	(2,045,223)	(1,313,830)	(445,027)	(123,462)
Contract maintenance charges	(521)	(328)	(330)	(31)	(108)	(236)	(82)	(47)
Net annuity transactions	(3,160)	-	-	-	-	(6,487)	1	-

Net increase (decrease) in net assets resulting from unit transactions	(3,670,664)	(317,926)	(1,469,440)	106,107	(2,345,991)	(1,061,302)	(434,097)	(89,558)

Net increase (decrease) in net assets	(6,315,221)	(869,392)	(4,308,842)	(116,589)	(5,677,211)	(1,103,163)	(2,087,888)	(344,733)

Beginning of Period	29,022,384	4,509,477	14,631,300	1,162,627	13,565,873	3,698,364	5,401,903	882,419

End of Period	$22,707,163	$3,640,085	$10,322,458	$1,046,038	$7,888,662	$2,595,201	$3,314,015	$537,686

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Hartford Stock HLS Fund	The Hartford Checks and Balances Fund	The Hartford High Yield	The Hartford Dividend and Growth Fund	The Hartford International Opportunities Fund	The Hartford MidCap Fund	The Hartford Small Company Fund	The Hartford Total Return Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$48,646	$1,441	$4,316	$1,231	$(1,640)	$(5,190)	$(3,016)	$7,751
Net realized gain (loss) on security transactions	156,354	33	(2,415)	29,874	(5,289)	(21,426)	(1,448)	(88,742)
Net realized gain distributions	522,785	13,351	-	28,290	-	29,565	-	-
Net unrealized appreciation (depreciation) of investments	(1,097,244)	(51,188)	(14,852)	(171,344)	(62,390)	(199,574)	(124,837)	(12,715)

Net increase (decrease) in net assets resulting from operations	(369,459)	(36,363)	(12,951)	(111,949)	(69,319)	(196,625)	(129,301)	(93,706)

Unit transactions:
Purchases	36,515	18,621	29,509	70,738	38,630	65,047	25,962	47,860
Net transfers	144,130	(189)	(1,936)	10,103	(24,269)	(35,194)	6,238	9,570
Surrenders for benefit payments and fees	(606,507)	(53,962)	(37,082)	(302,252)	(19,618)	(281,471)	(7,120)	(453,740)
Contract maintenance charges	(87)	-	(29)	-	(13)	(38)	(9)	(10)
Net annuity transactions	1	-	4	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(425,948)	(35,530)	(9,534)	(221,411)	(5,270)	(251,656)	25,071	(396,320)

Net increase (decrease) in net assets	(795,407)	(71,893)	(22,485)	(333,360)	(74,589)	(448,281)	(104,230)	(490,026)

Beginning of Period	5,599,561	275,982	133,734	981,423	362,630	852,461	398,779	577,252

End of Period	$4,804,154	$204,089	$111,249	$648,063	$288,041	$404,180	$294,549	$87,226

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	The Hartford Healthcare Fund	The Hartford Growth Opportunities Fund	Hartford Quality Value Fund	Hartford Moderate Allocation Fund	The Hartford Conservative Allocation Fund	The Hartford Capital Appreciation Fund	The Hartford Growth Allocation Fund	The Hartford Inflation Plus Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(3,286)	$(2,583)	$29	$21,255	$3,443	$(26,014)	$35,018	$19,317
Net realized gain (loss) on security transactions	(9,345)	(14,960)	8	(24,717)	(7,094)	37,517	(1,031)	(1,861)
Net realized gain distributions	2,632	-	150	51,298	1,538	269,471	110,005	-
Net unrealized appreciation (depreciation) of investments	(49,174)	(114,135)	(389)	(423,951)	(73,601)	(1,791,947)	(715,858)	(63,848)

Net increase (decrease) in net assets resulting from operations	(59,173)	(131,678)	(202)	(376,115)	(75,714)	(1,510,973)	(571,866)	(46,392)

Unit transactions:
Purchases	25,688	52,947	-	202,883	83,107	277,916	281,312	43,493
Net transfers	(6,036)	(55,815)	-	(1,667)	-	(35,131)	(78,756)	(8,859)
Surrenders for benefit payments and fees	(110,326)	(14,083)	(12)	(320,564)	(174,645)	(840,980)	(402,578)	(94,159)
Contract maintenance charges	-	-	-	(271)	(103)	(104)	(143)	(9)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(90,674)	(16,951)	(12)	(119,619)	(91,641)	(598,299)	(200,165)	(59,534)

Net increase (decrease) in net assets	(149,847)	(148,629)	(214)	(495,734)	(167,355)	(2,109,272)	(772,031)	(105,926)

Beginning of Period	440,830	363,612	3,552	2,386,494	535,267	8,328,910	3,384,125	505,920

End of Period	$290,983	$214,983	$3,338	$1,890,760	$367,912	$6,219,638	$2,612,094	$399,994

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	The Hartford Equity Income Fund	The Hartford Balanced Income Fund	The Hartford MidCap Value Fund	Hotchkis and Wiley Large Cap Value Fund	Invesco V.I. Technology Fund	Invesco Technology Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Large Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,428	$4,225	$(482)	$2,360	$(308)	$(7,414)	$16,267	$(5,567)
Net realized gain (loss) on security transactions	24,843	2,711	3,626	15,934	(17,019)	(54,526)	32,610	26,204
Net realized gain distributions	51,304	5,815	5,471	36,016	17,215	13,301	-	66,556
Net unrealized appreciation (depreciation) of investments	(99,661)	(52,188)	(13,562)	(90,725)	(24,037)	(560,909)	131,699	(340,786)

Net increase (decrease) in net assets resulting from operations	(18,086)	(39,437)	(4,947)	(36,415)	(24,149)	(609,548)	180,576	(253,593)

Unit transactions:
Purchases	67,841	18,731	15,027	14,301	960	119,414	83,474	44,675
Net transfers	(60,661)	28,756	1,639	11,142	-	19,129	287,950	(63,578)
Surrenders for benefit payments and fees	(163,533)	(238,589)	(3,709)	(50,436)	(28,139)	(204,241)	(316,879)	(10,051)
Contract maintenance charges	(56)	(11)	(20)	(23)	-	(116)	(58)	(25)
Net annuity transactions	-	-	3	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(156,409)	(191,113)	12,940	(25,016)	(27,179)	(65,814)	54,487	(28,979)

Net increase (decrease) in net assets	(174,495)	(230,550)	7,993	(61,431)	(51,328)	(675,362)	235,063	(282,572)

Beginning of Period	704,923	436,741	60,689	607,315	62,081	1,526,428	1,024,318	885,563

End of Period	$530,428	$206,191	$68,682	$545,884	$10,753	$851,066	$1,259,381	$602,991

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Delaware Ivy Science and Technology Fund	Delaware Ivy Asset Strategy Fund	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Balanced Portfolio	Janus Henderson Overseas Portfolio	Janus Henderson Flexible Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)
Operations:
Net investment income (loss)	$(13,745)	$(820)	$(16,240)	$1,008	$(303)	$881	$1,540	$41
Net realized gain (loss) on security transactions	(79,994)	(8,799)	(1,086)	4,615	347	18,441	(131)	873
Net realized gain distributions	319,944	74,447	486,193	32,468	11,137	7,172	-	-
Net unrealized appreciation (depreciation) of investments	(957,803)	(158,107)	(1,933,435)	(108,098)	(24,756)	(71,169)	(16,612)	(2,365)

Net increase (decrease) in net assets resulting from operations	(731,598)	(93,279)	(1,464,568)	(70,007)	(13,575)	(44,675)	(15,203)	(1,451)

Unit transactions:
Purchases	220,068	30,912	368	173	-	-	-	963
Net transfers	(190,759)	793	(81,572)	-	(17,882)	(24,370)	-	(10,990)
Surrenders for benefit payments and fees	(231,837)	(35,712)	(162,130)	(14,280)	(4,743)	(59,792)	(2,005)	(43,416)
Contract maintenance charges	(61)	(9)	-	-	-	-	-	-
Net annuity transactions	2	-	(3,633)	(2,184)	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(202,587)	(4,016)	(246,967)	(16,291)	(22,625)	(84,162)	(2,005)	(53,443)

Net increase (decrease) in net assets	(934,185)	(97,295)	(1,711,535)	(86,298)	(36,200)	(128,837)	(17,208)	(54,894)

Beginning of Period	2,329,550	627,769	4,387,600	353,780	81,693	271,605	160,725	54,894

End of Period	$1,395,365	$530,474	$2,676,065	$267,482	$45,493	$142,768	$143,517	$-

3	The Sub-Account ceased operations on August 30, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Janus Henderson Forty Fund	Janus Henderson Balanced Fund	Janus Henderson Enterprise Fund	Janus Henderson Overseas Fund	Janus Henderson Global Research Fund	Janus Henderson Mid Cap Value Fund	PGIM Jennison Natural Resources Fund	PGIM Jennison Mid-Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(44,547)	$3,624	$(14,589)	$8,892	$(238)	$1,952	$275	$(6,440)
Net realized gain (loss) on security transactions	28,379	(6,376)	12,536	32,892	4,249	(2,308)	7,020	(116,745)
Net realized gain distributions	4,068	21,058	150,138	-	5,112	50,339	-	12,955
Net unrealized appreciation (depreciation) of investments	(3,580,554)	(580,135)	(467,186)	(232,669)	(54,844)	(123,606)	(1,453)	(140,779)

Net increase (decrease) in net assets resulting from operations	(3,592,654)	(561,829)	(319,101)	(190,885)	(45,721)	(73,623)	5,842	(251,009)

Unit transactions:
Purchases	361,066	296,489	153,296	124,809	4,262	100,026	5,635	58,536
Net transfers	(306,626)	(159,071)	34,541	32,445	(11,729)	(48,046)	(10,805)	11,072
Surrenders for benefit payments and fees	(713,793)	(276,719)	(260,027)	(209,134)	(16,817)	(149,817)	(1,148)	(144,765)
Contract maintenance charges	(422)	(100)	(1)	(112)	(12)	(50)	(13)	(15)
Net annuity transactions	-	-	1	-	-	(6)	2	(1)

Net increase (decrease) in net assets resulting from unit transactions	(659,775)	(139,401)	(72,190)	(51,992)	(24,296)	(97,893)	(6,329)	(75,173)

Net increase (decrease) in net assets	(4,252,429)	(701,230)	(391,291)	(242,877)	(70,017)	(171,516)	(487)	(326,182)

Beginning of Period	10,658,714	3,214,911	1,901,300	1,957,760	223,719	1,231,729	20,205	1,010,778

End of Period	$6,406,285	$2,513,681	$1,510,009	$1,714,883	$153,702	$1,060,213	$19,718	$684,596

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MassMutual High Yield Fund	JPMorgan Large Cap Growth Fund	JPMorgan Core Bond Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan SmartRetirement 2020 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$131,205	$(1,701)	$29,354	$(514)	$(12,448)	$3,312	$(1,790)	$41,228
Net realized gain (loss) on security transactions	(36,843)	(278)	(21,281)	(5,513)	(16,155)	(8,863)	16,719	(174,418)
Net realized gain distributions	-	4,869	88	3,706	4,424	35,677	25,941	45,835
Net unrealized appreciation (depreciation) of investments	(374,487)	(60,574)	(229,637)	(10,625)	(442,769)	(102,670)	(244,810)	(391,654)

Net increase (decrease) in net assets resulting from operations	(280,125)	(57,684)	(221,476)	(12,946)	(466,948)	(72,544)	(203,940)	(479,009)

Unit transactions:
Purchases	185,320	1,352	194,524	16,521	95,997	37,569	108,117	222,495
Net transfers	(87,916)	-	(257)	-	(24,337)	(54,208)	(131,001)	20,916
Surrenders for benefit payments and fees	(282,246)	24	(120,859)	(37,410)	(132,808)	(11,203)	(174,845)	(978,382)
Contract maintenance charges	-	-	(79)	-	(35)	(17)	(17)	(253)
Net annuity transactions	-	-	-	-	-	-	-	1

Net increase (decrease) in net assets resulting from unit transactions	(184,842)	1,376	73,329	(20,889)	(61,183)	(27,859)	(197,746)	(735,223)

Net increase (decrease) in net assets	(464,967)	(56,308)	(148,147)	(33,835)	(528,131)	(100,403)	(401,686)	(1,214,232)

Beginning of Period	2,520,985	218,202	1,694,965	59,658	1,474,679	523,145	1,092,689	3,465,972

End of Period	$2,056,018	$161,894	$1,546,818	$25,823	$946,548	$422,742	$691,003	$2,251,740

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund	JPMorgan SmartRetirement 2040 Fund	JPMorgan SmartRetirement 2045 Fund	JPMorgan SmartRetirement 2050 Fund	JPMorgan SmartRetirement Income Fund	JP Morgan SmartRetirement 2055 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$97,517	$72,916	$51,150	$43,522	$17,688	$27,033	$8,600	$13,403
Net realized gain (loss) on security transactions	(311,270)	(431,365)	(50,193)	(215,639)	(50,545)	(78,037)	(99,090)	(10,875)
Net realized gain distributions	279,825	324,120	319,404	414,323	286,969	286,158	8,161	135,584
Net unrealized appreciation (depreciation) of investments	(1,571,847)	(1,556,501)	(1,408,031)	(1,626,374)	(1,041,826)	(1,080,919)	(64,363)	(501,236)

Net increase (decrease) in net assets resulting from operations	(1,505,775)	(1,590,830)	(1,087,670)	(1,384,168)	(787,714)	(845,765)	(146,692)	(363,124)

Unit transactions:
Purchases	836,466	1,038,755	676,375	1,009,095	515,163	708,884	96,934	507,034
Net transfers	(854,183)	(672,749)	4,406	(522,338)	81,060	(246,438)	(23,264)	26,482
Surrenders for benefit payments and fees	(888,931)	(2,095,580)	(493,429)	(1,523,163)	(432,627)	(595,033)	(428,326)	(219,777)
Contract maintenance charges	(531)	(641)	(297)	(8)	(188)	(225)	(113)	(166)
Net annuity transactions	1	1	1	-	1	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(907,178)	(1,730,214)	187,056	(1,036,414)	163,409	(132,812)	(354,769)	313,573

Net increase (decrease) in net assets	(2,412,953)	(3,321,044)	(900,614)	(2,420,582)	(624,305)	(978,577)	(501,461)	(49,551)

Beginning of Period	9,089,059	9,165,826	6,025,297	7,762,025	3,964,160	4,465,043	998,814	1,862,731

End of Period	$6,676,106	$5,844,782	$5,124,683	$5,341,443	$3,339,855	$3,486,466	$497,353	$1,813,180

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Loomis Sayles Bond Fund	LKCM Aquinas Catholic Equity Fund	Lord Abbett Affiliated Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth Opportunities fund	Lord Abbett Dividend Growth Fund	Lord Abbett Total Return Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,415	$(18)	$3,306	$12,839	$68,472	$(2,143)	$(390)	$207,388
Net realized gain (loss) on security transactions	(3,557)	123	5,601	7,656	(27,510)	(270)	4,322	(125,361)
Net realized gain distributions	-	10,971	23,653	89,662	3,297	-	12,172	-
Net unrealized appreciation (depreciation) of investments	(34,086)	(65,702)	(98,135)	(372,549)	(324,996)	(82,949)	(60,262)	(1,160,849)

Net increase (decrease) in net assets resulting from operations	(31,228)	(54,626)	(65,575)	(262,392)	(280,737)	(85,362)	(44,158)	(1,078,822)

Unit transactions:
Purchases	25,059	13,400	29,166	157,853	93,295	22,586	25,997	455,262
Net transfers	(3,663)	-	1,740	(97,122)	(37,560)	8	964	(122,291)
Surrenders for benefit payments and fees	(12,315)	14	(95,980)	(282,216)	(190,050)	(16)	(28,497)	(559,910)
Contract maintenance charges	-	-	(32)	(43)	(40)	-	(23)	(96)
Net annuity transactions	1	2	-	-	-	-	-	4

Net increase (decrease) in net assets resulting from unit transactions	9,082	13,416	(65,106)	(221,528)	(134,355)	22,578	(1,559)	(227,031)

Net increase (decrease) in net assets	(22,146)	(41,210)	(130,681)	(483,920)	(415,092)	(62,784)	(45,717)	(1,305,853)

Beginning of Period	214,534	286,126	555,376	2,691,926	2,108,417	249,406	309,751	7,549,115

End of Period	$192,388	$244,916	$424,695	$2,208,006	$1,693,325	$186,622	$264,034	$6,243,262

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Lord Abbett Developing Growth Fund	Lord Abbett International Equity Inv Opt	Lord Abbett Value Opportunities Fund	Clearbridge Value Trust	BMO Mid-Cap Value Fund	MFS® Emerging Markets Debt Fund	Massachusetts Investors Growth Stock Fund	MFS High Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(8,525)	$5,770	$(7,596)	$715	$(84)	$6,220	$675	$27,564
Net realized gain (loss) on security transactions	(90,922)	(5,976)	(30,017)	3,419	(89,387)	(17,395)	266,080	(4,927)
Net realized gain distributions	-	-	202,004	13,978	170,190	-	80,191	-
Net unrealized appreciation (depreciation) of investments	(380,870)	(97,471)	(935,659)	(37,245)	(103,813)	(18,494)	(1,135,422)	(98,713)

Net increase (decrease) in net assets resulting from operations	(480,317)	(97,677)	(771,268)	(19,133)	(23,094)	(29,669)	(788,476)	(76,076)

Unit transactions:
Purchases	82,426	29,314	176,121	3,579	655	15,747	22,907	23,937
Net transfers	63,923	(45,334)	(77,082)	(14)	(575,235)	(1,488)	(114,546)	(1,591)
Surrenders for benefit payments and fees	(410,877)	(18,739)	(337,651)	(12,820)	(759)	(128,655)	(1,139,587)	(32,851)
Contract maintenance charges	(17)	-	(137)	-	-	(7)	(32)	(19)
Net annuity transactions	1	-	(4)	-	1	2	-	-

Net increase (decrease) in net assets resulting from unit transactions	(264,544)	(34,759)	(238,753)	(9,255)	(575,338)	(114,401)	(1,231,258)	(10,524)

Net increase (decrease) in net assets	(744,861)	(132,436)	(1,010,021)	(28,388)	(598,432)	(144,070)	(2,019,734)	(86,600)

Beginning of Period	1,368,351	503,497	3,534,621	274,942	598,432	242,463	4,013,637	691,628

End of Period	$623,490	$371,061	$2,524,600	$246,554	$-	$98,393	$1,993,903	$605,028

4	BMO Mid-Cap Value Fund merged with Columbia Select Mid Cap Value Fund, effective January 21, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MFS International New Discovery Fund	MFS Mid Cap Growth Fund	MFS New Discovery Fund	MFS Research International Fund	MFS Total Return Fund	MFS Utilities Fund	MFS Value Fund	MFS Total Return Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(145)	$(4,707)	$(1,036)	$18,565	$25,143	$50,626	$179,495	$21,377
Net realized gain (loss) on security transactions	(1,165)	40,022	(246,731)	40,010	2,039	53,839	726,711	(38,904)
Net realized gain distributions	15,594	-	3,970	-	77,875	278,212	673,434	-
Net unrealized appreciation (depreciation) of investments	(91,955)	(289,951)	(1,389,109)	(644,692)	(370,689)	(401,201)	(2,671,170)	(144,201)

Net increase (decrease) in net assets resulting from operations	(77,671)	(254,636)	(1,632,906)	(586,117)	(265,632)	(18,524)	(1,091,530)	(161,728)

Unit transactions:
Purchases	23,590	15,116	294,630	306,159	223,473	259,191	682,322	112,914
Net transfers	(1,315)	2,770	(183,734)	34,342	(23,468)	255,229	(391,694)	48,042
Surrenders for benefit payments and fees	(24,097)	(129,886)	(462,346)	(306,950)	(144,949)	(488,759)	(2,772,818)	(283,055)
Contract maintenance charges	(17)	(13)	(1)	(87)	(80)	(277)	(556)	(166)
Net annuity transactions	-	-	1	-	-	-	-	1

Net increase (decrease) in net assets resulting from unit transactions	(1,839)	(112,013)	(351,450)	33,464	54,976	25,384	(2,482,746)	(122,264)

Net increase (decrease) in net assets	(79,510)	(366,649)	(1,984,356)	(552,653)	(210,656)	6,860	(3,574,276)	(283,992)

Beginning of Period	399,898	863,739	5,502,990	3,245,681	2,514,306	4,387,415	16,056,922	1,104,267

End of Period	$320,388	$497,090	$3,518,634	$2,693,028	$2,303,650	$4,394,275	$12,482,646	$820,275

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MFS Massachusetts Investors Trust	MFS International Growth Fund	MFS Core Equity Fund	MFS Government Securities Fund	MFS International Intrinsic Value Fund	MFS Technology Fund	MFS Utilities Series	MFS Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,840	$(303)	$(911)	$50,787	$129,543	$(1,468)	$2,494	$(5,619)
Net realized gain (loss) on security transactions	16,339	(945)	44,116	(99,305)	(17,056)	5,593	2,732	9,524
Net realized gain distributions	56,669	4,668	74,084	-	2,178,310	17,033	5,449	7,468
Net unrealized appreciation (depreciation) of investments	(227,588)	(55,255)	(635,807)	(562,249)	(7,898,868)	(114,946)	(8,686)	(305,871)

Net increase (decrease) in net assets resulting from operations	(151,740)	(51,835)	(518,518)	(610,767)	(5,608,071)	(93,788)	1,989	(294,498)

Unit transactions:
Purchases	98,975	34,146	7,890	495,932	815,937	16,656	-	68,160
Net transfers	(18,619)	(10,669)	11,213	(261,642)	175,925	(9,504)	26,817	5,859
Surrenders for benefit payments and fees	(138,157)	(27,719)	(172,066)	(475,618)	(2,045,733)	(5,579)	(10,697)	(19,691)
Contract maintenance charges	(44)	(3)	(39)	(452)	(406)	(24)	-	(33)
Net annuity transactions	-	1	1	-	2	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(57,845)	(4,244)	(153,001)	(241,780)	(1,054,275)	1,549	16,120	54,295

Net increase (decrease) in net assets	(209,585)	(56,079)	(671,519)	(852,547)	(6,662,346)	(92,239)	18,109	(240,203)

Beginning of Period	913,119	312,846	2,908,965	4,825,130	24,380,779	258,095	108,880	919,339

End of Period	$703,534	$256,767	$2,237,446	$3,972,583	$17,718,433	$165,856	$126,989	$679,136

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MFS High Yield Portfolio	BlackRock Global Allocation Fund, Inc.	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage U.S. Total Market Fund	BlackRock Mid-Cap Value Fund	BlackRock International Dividend Fund	BlackRock Mid Cap Growth Equity Portfolio	Victory Munder Mid- Cap Core Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$564	$(49,735)	$(63)	$(73)	$818	$216	$(4,936)	$(4,153)
Net realized gain (loss) on security transactions	(1,969)	(93,849)	546	(229)	60,437	(5,875)	7,670	(37,244)
Net realized gain distributions	-	337,141	3,968	-	47,139	3,395	-	104,190
Net unrealized appreciation (depreciation) of investments	(1,218)	(1,390,564)	(25,503)	(3,465)	(168,578)	(30,729)	(284,773)	(267,228)

Net increase (decrease) in net assets resulting from operations	(2,623)	(1,197,007)	(21,052)	(3,767)	(60,184)	(32,993)	(282,039)	(204,435)

Unit transactions:
Purchases	-	494,884	4,719	150	115,720	48,256	80,662	35,410
Net transfers	-	(41,893)	1,689	-	118,299	(2,024)	(123,785)	6,455
Surrenders for benefit payments and fees	(12,429)	(612,738)	(10,175)	(1,033)	(465,010)	(132,308)	(29,713)	(48,930)
Contract maintenance charges	-	(217)	(7)	-	(110)	(38)	(35)	(23)
Net annuity transactions	-	-	1	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(12,429)	(159,964)	(3,773)	(883)	(231,101)	(86,114)	(72,871)	(7,088)

Net increase (decrease) in net assets	(15,052)	(1,356,971)	(24,825)	(4,650)	(291,285)	(119,107)	(354,910)	(211,523)

Beginning of Period	24,824	7,136,137	100,868	21,196	1,724,294	313,472	736,270	935,565

End of Period	$9,772	$5,779,166	$76,043	$16,546	$1,433,009	$194,365	$381,360	$724,042

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Neuberger Berman Sustainable Equity Fund	Nuveen International Value Fund	The Oakmark International Small Cap Fund	The Oakmark Equity and Income Fund	Invesco Capital Appreciation Fund	Invesco Global Fund	Invesco Global Opportunities Fund	Invesco Oppenheimer International Growth Fund
	Sub-Account	Sub-Account	Sub-Account (5)	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(9,016)	$4,376	$(944)	$(49)	$(4,599)	$(18,487)	$(824)	$(5,075)
Net realized gain (loss) on security transactions	(70,011)	257	(56,470)	(1,395)	(4,470)	4,932	(31,871)	(44,767)
Net realized gain distributions	126,107	-	-	-	6,754	573,927	-	-
Net unrealized appreciation (depreciation) of investments	(424,811)	(16,722)	(80,965)	(387)	(358,556)	(2,650,786)	(88,483)	(195,515)

Net increase (decrease) in net assets resulting from operations	(377,731)	(12,089)	(138,379)	(1,831)	(360,871)	(2,090,414)	(121,178)	(245,357)

Unit transactions:
Purchases	164,837	9,017	-	698	44,583	243,350	18,700	90,497
Net transfers	124,966	(687)	(5,482)	-	(48,609)	259,042	3,180	(40,946)
Surrenders for benefit payments and fees	(500,653)	(2,806)	(329,673)	(16,684)	(42,296)	(220,873)	(160,324)	(145,385)
Contract maintenance charges	(40)	-	-	-	(61)	(173)	-	(126)
Net annuity transactions	-	-	-	2	-	-	2	-

Net increase (decrease) in net assets resulting from unit transactions	(210,890)	5,524	(335,155)	(15,984)	(46,383)	281,346	(138,442)	(95,960)

Net increase (decrease) in net assets	(588,621)	(6,565)	(473,534)	(17,815)	(407,254)	(1,809,068)	(259,620)	(341,317)

Beginning of Period	1,976,051	125,197	473,534	17,815	1,185,658	6,354,255	370,997	883,915

End of Period	$1,387,430	$118,632	$-	$-	$778,404	$4,545,187	$111,377	$542,598

5	The Sub-Account ceased operations on September 28, 2022.
6	The Sub-Account ceased operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Invesco Main Street Fund	Invesco Global Strategic Income Fund	Invesco Main Street Mid Cap Fund	Invesco Developing Markets Fund	Invesco International Bond Fund	Invesco Main Street All Cap Fund	Invesco Gold & Special Minerals Fund	Invesco International Diversified Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(258)	$7,950	$(14,754)	$4,442	$72,997	$(5,035)	$(6,104)	$(1,932)
Net realized gain (loss) on security transactions	2,261	(17,560)	(54,070)	(23,099)	(94,929)	24,875	68,689	(9,032)
Net realized gain distributions	12,829	-	87,562	-	-	54,526	-	27,694
Net unrealized appreciation (depreciation) of investments	(120,702)	(40,583)	(569,482)	(878,812)	(423,399)	(353,858)	(373,287)	(106,462)

Net increase (decrease) in net assets resulting from operations	(105,870)	(50,193)	(550,744)	(897,469)	(445,331)	(279,492)	(310,702)	(89,732)

Unit transactions:
Purchases	36,398	27,951	208,017	162,783	248,609	93,407	123,088	53,903
Net transfers	(72,082)	(17,190)	10,530	(76,202)	3,081	8,149	(92,117)	10,818
Surrenders for benefit payments and fees	(36,485)	(91,609)	(859,528)	(318,650)	(273,508)	(212,362)	(354,328)	(79,595)
Contract maintenance charges	(79)	(2)	(54)	(80)	(93)	(116)	(96)	(68)
Net annuity transactions	-	-	-	(5)	(7)	-	-	1

Net increase (decrease) in net assets resulting from unit transactions	(72,248)	(80,850)	(641,035)	(232,154)	(21,918)	(110,922)	(323,453)	(14,941)

Net increase (decrease) in net assets	(178,118)	(131,043)	(1,191,779)	(1,129,623)	(467,249)	(390,414)	(634,155)	(104,673)

Beginning of Period	549,528	435,884	3,660,731	3,604,112	3,243,776	1,427,917	1,865,870	327,653

End of Period	$371,410	$304,841	$2,468,952	$2,474,489	$2,776,527	$1,037,503	$1,231,715	$222,980

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Invesco Rising Dividends Fund	Putnam Focused International Equity Fund	Putnam VT High Yield Fund	Putnam VT Emerging Markets Equity Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Pioneer Disciplined Value Fund	Pioneer Equity Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(50)	$85	$9,893	$(522)	$(546)	$(1,048)	$3,021	$555
Net realized gain (loss) on security transactions	1,034	(7)	(7,816)	(4,527)	894	(3,552)	(1,074)	(26)
Net realized gain distributions	501	3,229	432	9,991	57,278	31,836	24,662	7,351
Net unrealized appreciation (depreciation) of investments	(3,693)	(5,121)	(32,372)	(33,658)	(166,298)	(55,524)	(56,491)	(15,236)

Net increase (decrease) in net assets resulting from operations	(2,208)	(1,814)	(29,863)	(28,716)	(108,672)	(28,288)	(29,882)	(7,356)

Unit transactions:
Purchases	1,040	-	-	330	5,125	4,100	31,733	7,151
Net transfers	407	-	(15,100)	(26,195)	(11)	(64,924)	(14,161)	-
Surrenders for benefit payments and fees	(10,329)	17	(24,800)	(126)	(3,401)	(7,921)	(13,931)	(54)
Contract maintenance charges	-	-	-	-	-	-	(16)	-
Net annuity transactions	1	-	-	-	-	(15,828)	-	-

Net increase (decrease) in net assets resulting from unit transactions	(8,881)	17	(39,900)	(25,991)	1,713	(84,573)	3,625	7,097

Net increase (decrease) in net assets	(11,089)	(1,797)	(69,763)	(54,707)	(106,959)	(112,861)	(26,257)	(259)

Beginning of Period	22,052	9,648	251,682	112,460	464,668	264,603	301,723	78,211

End of Period	$10,963	$7,851	$181,919	$57,753	$357,709	$151,742	$275,466	$77,952

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Pioneer Fundamental Growth Fund	Virtus NFJ International Value Fund	Virtus NFJ Small-Cap Value Fund	Virtus NFJ Dividend Value Fund	PIMCO Total Return Fund	PIMCO Emerging Markets Bond Fund	PIMCO Real Return Fund	Pioneer Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(673)	$203	$2,349	$22,714	$403,988	$20,403	$660,382	$(4,524)
Net realized gain (loss) on security transactions	477	(116)	(40,598)	(47,294)	(482,296)	(28,419)	(100,365)	3,836
Net realized gain distributions	3,389	-	118,908	400,013	-	-	33,138	26,073
Net unrealized appreciation (depreciation) of investments	(25,150)	(4,685)	(239,822)	(883,358)	(2,252,531)	(74,078)	(1,861,026)	(213,193)

Net increase (decrease) in net assets resulting from operations	(21,957)	(4,598)	(159,163)	(507,925)	(2,330,839)	(82,094)	(1,267,871)	(187,808)

Unit transactions:
Purchases	4,624	1,831	48,500	288,987	1,262,331	18,158	584,478	106,083
Net transfers	(3,050)	635	(13,319)	(337,913)	(447,423)	(2,510)	(94,160)	(23,457)
Surrenders for benefit payments and fees	(4,122)	(1,950)	(65,112)	(252,690)	(2,701,983)	(111,321)	(1,707,612)	(76,805)
Contract maintenance charges	(6)	-	(20)	(109)	(793)	(12)	(461)	(42)
Net annuity transactions	-	-	(19)	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(2,554)	516	(29,970)	(301,725)	(1,887,868)	(95,685)	(1,217,755)	5,779

Net increase (decrease) in net assets	(24,511)	(4,082)	(189,133)	(809,650)	(4,218,707)	(177,779)	(2,485,626)	(182,029)

Beginning of Period	105,292	23,391	969,008	3,612,107	16,127,367	478,974	10,501,361	958,963

End of Period	$80,781	$19,309	$779,875	$2,802,457	$11,908,660	$301,195	$8,015,735	$776,934

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Pioneer High Yield Fund	Pioneer Strategic Income Fund	Pioneer Mid Cap Value Fund	Pioneer Select Mid Cap Growth Fund	PIMCO Total Return ESG Fund	Putnam Large Cap Value Fund	Putnam High Yield Fund	Putnam International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$39,657	$111,782	$5,786	$(1,190)	$126,082	$35,171	$36,962	$(820)
Net realized gain (loss) on security transactions	(15,815)	(123,300)	10,425	78,863	(77,426)	30,514	(39,304)	(39,469)
Net realized gain distributions	-	-	92,247	1,693	-	116,653	-	-
Net unrealized appreciation (depreciation) of investments	(133,940)	(662,245)	(184,742)	(225,530)	(648,084)	(279,401)	(135,548)	(57,189)

Net increase (decrease) in net assets resulting from operations	(110,098)	(673,763)	(76,284)	(146,164)	(599,428)	(97,063)	(137,890)	(97,478)

Unit transactions:
Purchases	73,262	462,744	70,367	7,968	249,719	205,508	105,561	1,500
Net transfers	(109,172)	(244,640)	(25,306)	(1,195,812)	78,584	(82,226)	(41,901)	-
Surrenders for benefit payments and fees	(93,040)	(678,545)	(147,798)	(13,594)	(340,731)	(425,168)	(233,266)	(269,524)
Contract maintenance charges	(73)	(370)	(140)	(2)	(3)	(398)	(24)	-
Net annuity transactions	-	1	-	-	-	-	2	-

Net increase (decrease) in net assets resulting from unit transactions	(129,023)	(460,810)	(102,877)	(1,201,440)	(12,431)	(302,284)	(169,628)	(268,024)

Net increase (decrease) in net assets	(239,121)	(1,134,573)	(179,161)	(1,347,604)	(611,859)	(399,347)	(307,518)	(365,502)

Beginning of Period	1,026,755	5,139,005	1,133,257	1,432,733	3,729,027	2,796,598	1,093,262	367,110

End of Period	$787,634	$4,004,432	$954,096	$85,129	$3,117,168	$2,397,251	$785,744	$1,608

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Putnam Sustainable Leaders Fund	Putnam International Capital Opportunities Fund	Putnam Small Cap Growth Fund	Royce Small-Cap Total Return Fund	Royce Smaller- Companies Growth Fund	Royce Small- Cap Value Fund	Columbia Large Cap Value Fund	Virtus Ceredex Small-Cap Value Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (22)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(18)	$(740)	$(1,765)	$916	$(1,128)	$(1,139)	$1,308	$15
Net realized gain (loss) on security transactions	3	(268)	(3,346)	(87,035)	(31,912)	220	591	(15,811)
Net realized gain distributions	209	-	-	110,713	14,221	5,272	9,590	103,662
Net unrealized appreciation (depreciation) of investments	(737)	(46,769)	(88,626)	(188,881)	(159,838)	(18,103)	(23,593)	(152,603)

Net increase (decrease) in net assets resulting from operations	(543)	(47,777)	(93,737)	(164,287)	(178,657)	(13,750)	(12,104)	(64,737)

Unit transactions:
Purchases	1,328	15,426	37,059	94,362	6,977	13,422	6,342	48,590
Net transfers	-	(10,333)	(11,241)	(10,443)	(75,180)	426	51,876	24,468
Surrenders for benefit payments and fees	(8)	(1,724)	(23,490)	(239,233)	(9,176)	(32,476)	(49,136)	(64,308)
Contract maintenance charges	-	(2)	(18)	(25)	(26)	(6)	(17)	(1)
Net annuity transactions	-	-	1	-	-	(23)	-	1

Net increase (decrease) in net assets resulting from unit transactions	1,320	3,367	2,311	(155,339)	(77,405)	(18,657)	9,065	8,750

Net increase (decrease) in net assets	777	(44,410)	(91,426)	(319,626)	(256,062)	(32,407)	(3,039)	(55,987)

Beginning of Period	2,036	262,283	320,596	1,210,965	598,285	130,219	139,805	609,750

End of Period	$2,813	$217,873	$229,170	$891,339	$342,223	$97,812	$136,766	$553,763

22	Formally, Royce Total Return Fund, Name changed to Royce Small-Cap Total Return Fund, Change effective July 1, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Virtus Ceredex Mid- Cap Value Equity Fund	Virtus Ceredex Large-Cap Value Equity Fund	DWS RREEF Real Estate Securities Fund	DWS CROCI Equity Dividend Fund	DWS Capital Growth Fund	DWS Enhanced Emerging Markets Fixed Income	SSgA S&P 500 Index Fund	DWS Core Equity VIP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(481)	$(1)	$102	$3,794	$(444)	$351	$22,103	$20
Net realized gain (loss) on security transactions	(32,343)	(7)	6	(30)	(15,022)	(3,174)	12,151	52
Net realized gain distributions	51,195	66	469	7,024	-	-	215,487	2,916
Net unrealized appreciation (depreciation) of investments	(173,616)	(185)	(8,151)	(10,934)	(11,883)	(89)	(877,595)	(6,810)

Net increase (decrease) in net assets resulting from operations	(155,245)	(127)	(7,574)	(146)	(27,349)	(2,912)	(627,854)	(3,822)

Unit transactions:
Purchases	72,004	-	-	8,861	5,094	1,152	196,882	-
Net transfers	(37,834)	-	-	(12,270)	-	-	(29,150)	-
Surrenders for benefit payments and fees	(83,685)	12	9	(2,059)	(101,074)	(7,098)	(185,149)	(379)
Contract maintenance charges	(12)	-	-	-	-	-	(67)	-
Net annuity transactions	-	-	-	-	-	2	-	-

Net increase (decrease) in net assets resulting from unit transactions	(49,527)	12	9	(5,468)	(95,980)	(5,944)	(17,484)	(379)

Net increase (decrease) in net assets	(204,772)	(115)	(7,565)	(5,614)	(123,329)	(8,856)	(645,338)	(4,201)

Beginning of Period	1,035,384	812	26,809	204,474	123,329	10,422	3,319,543	23,851

End of Period	$830,612	$697	$19,244	$198,860	$-	$1,566	$2,674,205	$19,650

7	The Sub-Account ceased operations on April 26, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	DWS International Growth Fund	MassMutual Overseas Fund	MassMutual Total Return Bond Fund	MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Strategic Bond Fund	ClearBridge Appreciation Fund	ClearBridge Aggressive Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(761)	$(921)	$2,357	$101,990	$(1,125)	$45,381	$(236)	$(572)
Net realized gain (loss) on security transactions	212	(47,698)	(7,182)	(788,621)	(136,251)	(192,649)	9,114	(561)
Net realized gain distributions	4,058	1,498	-	4,363,330	169,239	-	48,191	7,690
Net unrealized appreciation (depreciation) of investments	(63,731)	(48,007)	(28,141)	(19,168,666)	(511,629)	(444,243)	(159,008)	(23,806)

Net increase (decrease) in net assets resulting from operations	(60,222)	(95,128)	(32,966)	(15,491,967)	(479,766)	(591,511)	(101,939)	(17,249)

Unit transactions:
Purchases	9,218	35,033	18,544	729,508	145,802	302,352	28,971	11,673
Net transfers	(7)	(248)	(18,895)	(692,865)	(162,810)	(258,317)	(25,946)	-
Surrenders for benefit payments and fees	(13,562)	(251,071)	(40,833)	(2,977,256)	(298,947)	(612,977)	(16,341)	(1,559)
Contract maintenance charges	-	-	(30)	(638)	(12)	(23)	-	(14)
Net annuity transactions	-	-	-	-	-	1	-	1

Net increase (decrease) in net assets resulting from unit transactions	(4,351)	(216,286)	(41,214)	(2,941,251)	(315,967)	(568,964)	(13,316)	10,101

Net increase (decrease) in net assets	(64,573)	(311,414)	(74,180)	(18,433,218)	(795,733)	(1,160,475)	(115,255)	(7,148)

Beginning of Period	199,823	328,781	235,450	46,719,897	2,027,516	4,220,089	770,098	63,471

End of Period	$135,250	$17,367	$161,270	$28,286,679	$1,231,783	$3,059,614	$654,843	$56,323

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	ClearBridge All Cap Value Fund	ClearBridge Mid Cap Fund	ClearBridge Small Cap Growth Fund	Thornburg International Equity Fund	Thornburg Small/Mid Cap Core Fund	Thornburg Small/Mid Cap Growth Fund	Timothy Plan Large/Mid Cap Value Fund	T. Rowe Price Growth Stock Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(19)	$(8,421)	$(7,314)	$26,706	$(3,625)	$(4,652)	$(1,340)	$(52,593)
Net realized gain (loss) on security transactions	(55)	8,590	1,263	(56,582)	(7,427)	(60,963)	324	(216,631)
Net realized gain distributions	1,877	69,496	-	-	-	-	11,778	152,313
Net unrealized appreciation (depreciation) of investments	(5,007)	(560,612)	(387,037)	(529,278)	(116,212)	(241,137)	(46,448)	(3,478,945)

Net increase (decrease) in net assets resulting from operations	(3,204)	(490,947)	(393,088)	(559,154)	(127,264)	(306,752)	(35,686)	(3,595,856)

Unit transactions:
Purchases	14	157,736	94,125	192,289	48,099	43,820	25,243	697,340
Net transfers	(202)	93,630	(15,985)	(29,206)	(18,842)	(57,864)	(36,604)	158,490
Surrenders for benefit payments and fees	(12)	(211,622)	(155,830)	(230,687)	(71,995)	(77,403)	16	(1,952,664)
Contract maintenance charges	-	(62)	(44)	(67)	(64)	(64)	-	(257)
Net annuity transactions	-	-	1	-	2	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(200)	39,682	(77,733)	(67,671)	(42,800)	(91,511)	(11,345)	(1,097,091)

Net increase (decrease) in net assets	(3,404)	(451,265)	(470,821)	(626,825)	(170,064)	(398,263)	(47,031)	(4,692,947)

Beginning of Period	36,198	1,923,802	1,363,504	3,215,703	649,408	925,960	285,719	8,907,863

End of Period	$32,794	$1,472,537	$892,683	$2,588,878	$479,344	$527,697	$238,688	$4,214,916

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	T. Rowe Price Equity Income Fund	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Retirement 2030 Fund	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Retirement Balanced Fund	T. Rowe Price Retirement 2045 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)
Operations:
Net investment income (loss)	$8,474	$5,200	$103,357	$82,346	$15,805	$(4,943)	$14,685	$(101)
Net realized gain (loss) on security transactions	16,845	(8,818)	(142,708)	15,787	22,137	16,104	(16,626)	(389)
Net realized gain distributions	51,898	32,904	795,432	1,390,869	627,758	407,367	54,918	1,111
Net unrealized appreciation (depreciation) of investments	(141,839)	(105,862)	(2,452,999)	(4,928,043)	(2,879,213)	(1,911,891)	(196,978)	(4,498)

Net increase (decrease) in net assets resulting from operations	(64,622)	(76,576)	(1,696,918)	(3,439,041)	(2,213,513)	(1,493,363)	(144,001)	(3,877)

Unit transactions:
Purchases	98,770	28,905	490,583	1,551,576	1,208,076	1,311,810	71,849	428
Net transfers	45,488	(44,245)	(164,891)	(55,352)	(61,029)	(73,599)	(26,392)	21,197
Surrenders for benefit payments and fees	(164,798)	(61,164)	(1,524,062)	(2,252,870)	(977,999)	(404,117)	(159,880)	(3)
Contract maintenance charges	(59)	(3)	(133)	(678)	(517)	(402)	(21)	(9)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(20,599)	(76,507)	(1,198,503)	(757,324)	168,531	833,692	(114,444)	21,613

Net increase (decrease) in net assets	(85,221)	(153,083)	(2,895,421)	(4,196,365)	(2,044,982)	(659,671)	(258,445)	17,736

Beginning of Period	1,300,242	566,342	11,224,938	19,236,059	11,095,028	7,169,320	1,094,230	-

End of Period	$1,215,021	$413,259	$8,329,517	$15,039,694	$9,050,046	$6,509,649	$835,785	$17,736

8	The Sub-Account commenced operations on January 19, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	UBS Global Allocation Fund	Vanguard Small-Cap Index Fund	Vanguard Mid-Cap Index Fund	Vanguard Total Bond Market Index Fund	Victory Diversified Stock Fund	Victory Special Value Fund	Victory Sycamore Small Company Opportunity Fund	Victory Sycamore Established Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(162)	$53,055	$35,611	$23,114	$(1,905)	$(9,303)	$(8,602)	$139,184
Net realized gain (loss) on security transactions	(608)	84,840	55,801	(3,371)	7,426	17,612	103,921	(51,531)
Net realized gain distributions	681	-	-	764	32,349	105,956	150,399	560,384
Net unrealized appreciation (depreciation) of investments	(3,234)	(895,137)	(619,043)	(164,139)	(132,262)	(368,359)	(536,469)	(936,764)

Net increase (decrease) in net assets resulting from operations	(3,323)	(757,242)	(527,631)	(143,632)	(94,392)	(254,094)	(290,751)	(288,727)

Unit transactions:
Purchases	2,331	123	872	709	37,241	74,325	325,849	453,501
Net transfers	(3,464)	123	15,527	2,513	(18,751)	3,505	(143,355)	(393,046)
Surrenders for benefit payments and fees	(15)	(216,428)	(132,681)	(43,057)	(90,464)	(79,094)	(801,813)	(992,463)
Contract maintenance charges	-	(37)	(50)	(45)	(24)	(45)	(104)	(49)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(1,148)	(216,219)	(116,332)	(39,880)	(71,998)	(1,309)	(619,423)	(932,057)

Net increase (decrease) in net assets	(4,471)	(973,461)	(643,963)	(183,512)	(166,390)	(255,403)	(910,174)	(1,220,784)

Beginning of Period	19,333	4,353,460	2,850,278	1,106,186	522,144	1,320,795	3,899,148	10,346,010

End of Period	$14,862	$3,379,999	$2,206,315	$922,674	$355,754	$1,065,392	$2,988,974	$9,125,226

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Invesco Comstock Fund	Invesco Equity and Income Fund	Invesco Growth and Income Fund	Invesco Quality Income Fund	Invesco Small Cap Value Fund	Invesco American Value Fund	Invesco Value Opportunities Fund	Invesco Diversified Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$45,478	$166,807	$13,370	$23	$(6,180)	$(4,070)	$(1,841)	$5,985
Net realized gain (loss) on security transactions	63,066	8,952	(16,476)	(3)	17,633	31,832	120,390	1,065
Net realized gain distributions	359,649	489,739	180,093	-	70,028	111,801	1,858	42,200
Net unrealized appreciation (depreciation) of investments	(459,265)	(1,917,895)	(320,449)	(202)	(62,253)	(168,317)	(213,353)	(59,843)

Net increase (decrease) in net assets resulting from operations	8,928	(1,252,397)	(143,462)	(182)	19,228	(28,754)	(92,946)	(10,593)

Unit transactions:
Purchases	150,899	308,515	181,570	357	74,763	41,016	939	41,535
Net transfers	32,512	(189,780)	87,910	-	(52,583)	4,685	28,603	919
Surrenders for benefit payments and fees	(298,903)	(2,886,892)	(548,034)	(3)	(237,447)	(150,609)	(611,485)	(83,806)
Contract maintenance charges	(357)	(1,060)	(70)	-	(16)	(47)	(4)	(75)
Net annuity transactions	-	-	-	-	1	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(115,849)	(2,769,217)	(278,624)	354	(215,282)	(104,955)	(581,947)	(41,427)

Net increase (decrease) in net assets	(106,921)	(4,021,614)	(422,086)	172	(196,054)	(133,709)	(674,893)	(52,020)

Beginning of Period	3,714,749	14,904,193	2,337,880	1,239	984,959	611,575	697,466	513,304

End of Period	$3,607,828	$10,882,579	$1,915,794	$1,411	$788,905	$477,866	$22,573	$461,284

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Invesco American Franchise Fund	Invesco Global Core Equity Fund	Vanguard 500 Index Fund	Allspring International Equity Fund	Allspring Core Bond Fund	Columbia Seligman Technology and Information Fund	Columbia Seligman Global Technology Fund	Columbia Select Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(4,358)	$(701)	$115,634	$647	$785	$(4,543)	$(3,979)	$-
Net realized gain (loss) on security transactions	(24,170)	(4,292)	279,654	(581)	(651)	27,990	5,027	4
Net realized gain distributions	44,082	1,480	-	-	43	56,854	21,442	14
Net unrealized appreciation (depreciation) of investments	(323,353)	(16,416)	(1,969,890)	(6,548)	(12,475)	(409,508)	(282,608)	(104)

Net increase (decrease) in net assets resulting from operations	(307,799)	(19,929)	(1,574,602)	(6,482)	(12,298)	(329,207)	(260,118)	(86)

Unit transactions:
Purchases	24,339	4,843	(9,927)	213	14,848	49,327	41,055	-
Net transfers	(16,682)	39	(120,356)	-	10	11,857	(1,730)	-
Surrenders for benefit payments and fees	(165,309)	(15,107)	(531,625)	(24,287)	(4,314)	(165,901)	(17,928)	4
Contract maintenance charges	(125)	-	(145)	-	(11)	(8)	(8)	-
Net annuity transactions	-	-	-	3	-	2	-	-

Net increase (decrease) in net assets resulting from unit transactions	(157,777)	(10,225)	(662,053)	(24,071)	10,533	(104,723)	21,389	4

Net increase (decrease) in net assets	(465,576)	(30,154)	(2,236,655)	(30,553)	(1,765)	(433,930)	(238,729)	(82)

Beginning of Period	1,036,004	77,734	8,934,097	56,158	81,308	1,080,346	801,197	536

End of Period	$570,428	$47,580	$6,697,442	$25,605	$79,543	$646,416	$562,468	$454

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	TIAA-CREF Large Cap Value Index Fund	TIAA-CREF Large Cap Growth Fund	TIAA-CREF Bond Index Fund	TIAA-CREF Equity Index Fund	MassMutual Equity Opportunities Fund	MM MSCI EAFE® International Index Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$63,846	$18,768	$6,606	$52,662	$23,411	$22,568	$9,432	$35,237
Net realized gain (loss) on security transactions	149,310	212,435	(53,320)	66,510	26,701	(386,011)	(19,427)	(36,257)
Net realized gain distributions	73,634	294,896	168	11,516	257,996	215,388	15,871	113,878
Net unrealized appreciation (depreciation) of investments	(609,327)	(1,972,052)	(23,868)	(1,236,748)	(407,051)	19,877	(116,244)	(488,012)

Net increase (decrease) in net assets resulting from operations	(322,537)	(1,445,953)	(70,414)	(1,106,060)	(98,943)	(128,178)	(110,368)	(375,154)

Unit transactions:
Purchases	272,653	309,005	79,865	543,288	135,268	43,826	56,892	188,179
Net transfers	(491,051)	143,546	(86,843)	94,077	126,129	(433,055)	(33,720)	-
Surrenders for benefit payments and fees	(365,252)	(597,027)	(192,321)	(384,800)	(393,358)	(67,705)	(72,053)	(280,517)
Contract maintenance charges	(28)	(15)	(24)	(58)	-	(10)	(7)	(5)
Net annuity transactions	-	-	1	26	-	-	-	1

Net increase (decrease) in net assets resulting from unit transactions	(583,678)	(144,491)	(199,322)	252,533	(131,961)	(456,944)	(48,888)	(92,342)

Net increase (decrease) in net assets	(906,215)	(1,590,444)	(269,736)	(853,527)	(230,904)	(585,122)	(159,256)	(467,496)

Beginning of Period	4,274,177	5,013,687	473,848	5,686,839	2,197,462	585,122	735,934	2,416,243

End of Period	$3,367,962	$3,423,243	$204,112	$4,833,312	$1,966,558	$-	$576,678	$1,948,747

9	The Sub-Account ceased operations on June 27, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MassMutual RetireSMARTSM by JPMorgan 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund	American Century Heritage Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$22,208	$20,381	$25,209	$10,885	$6,115	$13,734	$4,519	$(6,918)
Net realized gain (loss) on security transactions	(40,588)	(7,916)	(7,227)	(33,228)	(14,172)	(16,475)	(2,475)	(66,056)
Net realized gain distributions	114,299	150,376	235,928	153,536	74,526	8,111	56,312	11,942
Net unrealized appreciation (depreciation) of investments	(412,622)	(454,862)	(764,356)	(413,445)	(231,329)	(76,304)	(158,501)	(359,514)

Net increase (decrease) in net assets resulting from operations	(316,703)	(292,021)	(510,446)	(282,252)	(164,860)	(70,934)	(100,145)	(420,546)

Unit transactions:
Purchases	173,851	162,449	245,465	223,868	109,704	26,079	89,741	94,938
Net transfers	168,297	197,335	-	(12,577)	12	(9,381)	-	(22,757)
Surrenders for benefit payments and fees	(381,930)	(95,576)	(93,329)	(108,611)	(124,595)	(111,102)	(16,212)	(155,137)
Contract maintenance charges	(38)	(24)	(95)	(88)	(7)	-	-	(51)
Net annuity transactions	2	-	2	1	1	-	1	-

Net increase (decrease) in net assets resulting from unit transactions	(39,818)	264,184	152,043	102,593	(14,885)	(94,404)	73,530	(83,007)

Net increase (decrease) in net assets	(356,521)	(27,837)	(358,403)	(179,659)	(179,745)	(165,338)	(26,615)	(503,553)

Beginning of Period	1,940,833	1,715,388	2,863,342	1,457,271	942,403	486,138	540,537	1,489,041

End of Period	$1,584,312	$1,687,551	$2,504,939	$1,277,612	$762,658	$320,800	$513,922	$985,488

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	ClearBridge Small Cap Value Fund	North Square Spectrum Alpha Fund	Invesco Intermediate Bond Factor Fund	MassMutual Strategic Emerging Markets Fund	MassMutual Small Cap Opportunities Fund	MassMutual Small Cap Growth Equity Fund	Fidelity VIP Freedom 2035 Portfolio	Fidelity VIP Freedom 2050 Portfolio
	Sub-Account	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(46)	$(1,254)	$196	$(112)	$4,090	$(1)	$123	$5
Net realized gain (loss) on security transactions	182	(40,743)	(287)	(39)	1,642	(67,238)	6	2
Net realized gain distributions	896	33,653	-	-	3,514	-	796	47
Net unrealized appreciation (depreciation) of investments	(2,503)	(41,360)	(1,282)	(2,785)	(161,965)	(788,613)	(3,211)	(180)

Net increase (decrease) in net assets resulting from operations	(1,471)	(49,704)	(1,373)	(2,936)	(152,719)	(855,852)	(2,286)	(126)

Unit transactions:
Purchases	251	12,573	2,789	1,947	55,880	732	-	-
Net transfers	-	(8,070)	(551)	137	(19,068)	(5,620)	-	-
Surrenders for benefit payments and fees	(827)	(61,607)	(1,392)	(7)	(108,453)	(200,986)	12	1
Contract maintenance charges	(1)	(2)	-	-	(94)	(31)	-	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(577)	(57,106)	846	2,077	(71,735)	(205,905)	12	1

Net increase (decrease) in net assets	(2,048)	(106,810)	(527)	(859)	(224,454)	(1,061,757)	(2,274)	(125)

Beginning of Period	12,065	183,550	8,848	10,723	961,170	3,308,161	12,554	657

End of Period	$10,017	$76,740	$8,321	$9,864	$736,716	$2,246,404	$10,280	$532

19	Formally, North Square Oak Ridge Small Cap Growth Fund, Name changed to North Square Spectrum Alpha Fund, Change effective January 11, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Delaware Ivy Small Cap Growth Fund	JPMorgan Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund	T. Rowe Price Retirement 2060 Fund	MSIF Global Opportunity Portfolio	JPMorgan U.S. Government Money Market Fund	American Century U.S. Government Money Market Fund	Invesco Balanced- Risk Commodity Strategy Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(647)	$-	$(9,883)	$129	$(1,422)	$(41)	$1,857	$1,897
Net realized gain (loss) on security transactions	(75,451)	(10,419)	(14,233)	(1,101)	3,378	-	-	(971)
Net realized gain distributions	18,703	12,008	-	3,462	27,106	-	-	-
Net unrealized appreciation (depreciation) of investments	(181,319)	(585,767)	(482,286)	(19,484)	(117,310)	-	-	(1,041)

Net increase (decrease) in net assets resulting from operations	(238,714)	(584,178)	(506,402)	(16,994)	(88,248)	(41)	1,857	(115)

Unit transactions:
Purchases	87,382	1,161	70,945	31,960	12,223	110,392	86,520	5,077
Net transfers	31,744	5,305	(55,230)	(10,041)	39,341	1,067	(40,672)	24,612
Surrenders for benefit payments and fees	(256,263)	(74,384)	(157,614)	(12,919)	(3,961)	(196,938)	(3,527)	(21,961)
Contract maintenance charges	(81)	(42)	(16)	-	(1)	(101)	(40)	(4)
Net annuity transactions	-	-	-	2	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(137,218)	(67,960)	(141,915)	9,002	47,602	(85,580)	42,281	7,724

Net increase (decrease) in net assets	(375,932)	(652,138)	(648,317)	(7,992)	(40,646)	(85,621)	44,138	7,609

Beginning of Period	909,930	2,148,231	1,639,187	89,114	186,880	605,607	328,375	16,097

End of Period	$533,998	$1,496,093	$990,870	$81,122	$146,234	$519,986	$372,513	$23,706

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Putnam Growth Opportunities Fund	John Hancock New Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund	Columbia Large Cap Growth Opportunity Fund	JPMorgan SmartRetirement 2060 Fund	Victory RS Value Fund	Pioneer Global Sustainable Equity Fund	BlackRock Advantage Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (18)	Sub-Account
Operations:
Net investment income (loss)	$(53)	$(3,387)	$664	$(8,795)	$69	$7,914	$9,253	$(1,657)
Net realized gain (loss) on security transactions	19	3,686	(33)	(56,254)	(1)	(14,511)	3,824	(86,728)
Net realized gain distributions	281	30,405	6,133	159,976	230	88,532	60,472	-
Net unrealized appreciation (depreciation) of investments	(1,931)	(165,723)	(15,704)	(448,823)	(337)	(138,791)	(235,901)	(131,718)

Net increase (decrease) in net assets resulting from operations	(1,684)	(135,019)	(8,940)	(353,896)	(39)	(56,856)	(162,352)	(220,103)

Unit transactions:
Purchases	426	12,352	20,253	71,002	5,666	717	127,762	68,700
Net transfers	-	357	-	(21,735)	-	415	(32,733)	(9,337)
Surrenders for benefit payments and fees	(56)	(169,569)	(67)	(83,943)	(15)	(167,438)	(109,310)	(183,135)
Contract maintenance charges	-	(30)	-	(20)	-	(31)	(56)	(52)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	370	(156,890)	20,186	(34,696)	5,651	(166,337)	(14,337)	(123,824)

Net increase (decrease) in net assets	(1,314)	(291,909)	11,246	(388,592)	5,612	(223,193)	(176,689)	(343,927)

Beginning of Period	5,211	627,569	47,231	1,181,260	255	1,836,116	1,571,787	855,108

End of Period	$3,897	$335,660	$58,477	$792,668	$5,867	$1,612,923	$1,395,098	$511,181

18	Formally, Pioneer Global Equity Fund, Name changed to Pioneer Global Sustainable Equity Fund, Change effective February 15, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MassMutual Select T.Rowe Price Retire 2020 Fund	MassMutual Select T.Rowe Price Retire 2025 Fund	MassMutual Select T.Rowe Price Retire 2030 Fund	MassMutual Select T.Rowe Price Retire 2035 Fund	MassMutual Select T.Rowe Price Retire 2040 Fund	MassMutual Select T.Rowe Price Retire 2045 Fund	MassMutual Select T.Rowe Price Retire 2050 Fund	MassMutual Select T.Rowe Price Retire 2060 Fund
	Sub-Account (10)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (11)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,550	$28	$72	$163	$145	$16	$142	$(26)
Net realized gain (loss) on security transactions	(5)	(2)	(6)	1	(949)	1	5	(13)
Net realized gain distributions	12,029	139	615	2,175	3,718	691	7,319	670
Net unrealized appreciation (depreciation) of investments	(16,271)	(215)	(1,333)	(5,407)	(2,182)	(269)	(4,273)	(1,927)

Net increase (decrease) in net assets resulting from operations	(697)	(50)	(652)	(3,068)	732	439	3,193	(1,296)

Unit transactions:
Purchases	-	1,000	383	3,500	5,543	-	4,087	5,197
Net transfers	126,653	-	2,833	3,065	18,416	5,866	50,466	-
Surrenders for benefit payments and fees	-	(7)	(22)	(6)	(1)	-	(1)	(4)
Contract maintenance charges	-	-	-	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	126,653	993	3,194	6,559	23,958	5,866	54,552	5,193

Net increase (decrease) in net assets	125,956	943	2,542	3,491	24,690	6,305	57,745	3,897

Beginning of Period	-	441	3,168	17,804	5,090	-	3,249	4,862

End of Period	$125,956	$1,384	$5,710	$21,295	$29,780	$6,305	$60,994	$8,759

10	The Sub-Account commenced operations on November 18, 2022.
11	The Sub-Account commenced operations on October 10, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	BlackRock S&P 500 Index V.I. Fund	Hartford International Equity Fund	BNY Mellon Insight Core Plus Fund	Keeley Small Cap Dividend Value Fund	Hartford Global Impact Fund	Invesco Dividend Income Fund	AB Sustainable Global Thematic Fund	Virtus Duff & Phelps Water Fund Institutional
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (25)
Operations:
Net investment income (loss)	$113,126	$8,400	$11,802	$7,664	$(224)	$83	$8,970	$7,852
Net realized gain (loss) on security transactions	102,242	1,420	(3,652)	4,323	656	18	(104,419)	(28,884)
Net realized gain distributions	610,659	-	-	62,815	-	429	36,886	-
Net unrealized appreciation (depreciation) of investments	(3,806,905)	(89,696)	(91,698)	(114,812)	(10,070)	(542)	(708,029)	(314,795)

Net increase (decrease) in net assets resulting from operations	(2,980,878)	(79,876)	(83,548)	(40,010)	(9,638)	(12)	(766,592)	(335,827)

Unit transactions:
Purchases	558,793	30,535	12,671	11,437	6,693	1,465	165,550	113,013
Net transfers	(39,345)	3,320	(8,347)	28,701	(2,238)	-	(140,437)	(142,032)
Surrenders for benefit payments and fees	(941,431)	(21,694)	(75,830)	(61,940)	(1,799)	1	(296,208)	(136,353)
Contract maintenance charges	(672)	(21)	(30)	(17)	(1)	-	-	-
Net annuity transactions	(16,024)	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(438,679)	12,140	(71,536)	(21,819)	2,655	1,466	(271,095)	(165,372)

Net increase (decrease) in net assets	(3,419,557)	(67,736)	(155,084)	(61,829)	(6,983)	1,454	(1,037,687)	(501,199)

Beginning of Period	15,899,905	534,909	622,349	628,911	41,488	9,761	2,772,172	1,559,106

End of Period	$12,480,348	$467,173	$467,265	$567,082	$34,505	$11,215	$1,734,485	$1,057,907

25	Formally, Virtus AllianzGI Water Fund Institutional, Name changed to Virtus Duff & Phelps Water Fund Institutional, Change effective July 25, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MassMutual Global Fund	Columbia Acorn International Select Fund	AMG GW&K Small/Mid Cap	PGIM Jennison Focused Growth Fund	NexPoint Merger Arbitrage Fund	MM Russell 2000® Small Cap Index Fund	MM S&P 500® Index Fund	MM S&P Mid Cap Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account	Sub-Account (13)
Operations:
Net investment income (loss)	$-	$(33)	$(409)	$(1,950)	$1,519	$(336)	$7,376	$(6,880)
Net realized gain (loss) on security transactions	(1,313)	(99)	(52)	(13,013)	(551)	(116,324)	(35,434)	(121,858)
Net realized gain distributions	9,229	100	2,069	-	-	52,399	403,969	-
Net unrealized appreciation (depreciation) of investments	(28,027)	(1,697)	(12,242)	(103,231)	(638)	3,038	(683,434)	(312,208)

Net increase (decrease) in net assets resulting from operations	(20,111)	(1,729)	(10,634)	(118,194)	330	(61,223)	(307,523)	(440,946)

Unit transactions:
Purchases	3,524	-	10,968	23,878	13,315	19,422	157,718	112,473
Net transfers	380	-	262	8,394	(3,003)	(98,549)	644,534	(1,639,734)
Surrenders for benefit payments and fees	(2,733)	(1,099)	(299)	(8,986)	(53,798)	(136,202)	(435,005)	(205,820)
Contract maintenance charges	-	-	(3)	(7)	(50)	-	(27)	-
Net annuity transactions	-	-	-	-	-	-	28	41

Net increase (decrease) in net assets resulting from unit transactions	1,171	(1,099)	10,928	23,279	(43,536)	(215,329)	367,248	(1,733,040)

Net increase (decrease) in net assets	(18,940)	(2,828)	294	(94,915)	(43,206)	(276,552)	59,725	(2,173,986)

Beginning of Period	61,966	5,138	54,351	292,101	73,737	276,552	1,598,223	2,173,986

End of Period	$43,026	$2,310	$54,645	$197,186	$30,531	$-	$1,657,948	$-

12	The Sub-Account ceased operations on June 27, 2022.
13	The Sub-Account ceased operations on June 29, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Russell Balanced Strategy Fund	Russell Conservative Strategy Fund	Russell Equity Growth Strategy Fund	Russell Growth Strategy Fund	Russell Moderate Strategy Fund	Empower S&P Mid Cap 400 Index Fund	Empower S&P SmallCap 600 Index Fund	Empower International Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)
Operations:
Net investment income (loss)	$2,892	$158	$-	$2,368	$(456)	$191	$32	$1,422
Net realized gain (loss) on security transactions	(48,557)	(275)	-	(138,976)	(87,675)	75	(1)	(508)
Net realized gain distributions	3,128	-	1	2,557	104	3,408	608	-
Net unrealized appreciation (depreciation) of investments	(12,022)	(2,038)	(4)	(24,280)	4,259	(268)	(472)	484

Net increase (decrease) in net assets resulting from operations	(54,559)	(2,155)	(3)	(158,331)	(83,768)	3,406	167	1,398

Unit transactions:
Purchases	15,550	-	-	26,688	10,194	3,234	786	3,245
Net transfers	-	-	-	-	-	89,391	9,768	103,048
Surrenders for benefit payments and fees	(178,973)	(973)	3	(503,432)	(394,110)	227	81	(10,173)
Contract maintenance charges	-	-	-	(38)	(38)	-	-	-
Net annuity transactions	-	-	-	-	-	-	(22)	-

Net increase (decrease) in net assets resulting from unit transactions	(163,423)	(973)	3	(476,782)	(383,954)	92,852	10,613	96,120

Net increase (decrease) in net assets	(217,982)	(3,128)	-	(635,113)	(467,722)	96,258	10,780	97,518

Beginning of Period	275,060	14,440	17	719,427	476,117	-	-	-

End of Period	$57,078	$11,312	$17	$84,314	$8,395	$96,258	$10,780	$97,518

14	The Sub-Account commenced operations on June 7, 2022.
15	The Sub-Account commenced operations on June 15, 2022.
16	The Sub-Account commenced operations on June 7, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	American Century Equity Income Fund	American Century Growth Fund	American Century Ultra® Fund	American Century VP Balanced Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$459,549	$(10,651)	$(4,348)	$120
Net realized gain (loss) on security transactions	1,106,992	119,084	28,131	3,868
Net realized gain distributions	1,300,242	180,592	51,217	28,636
Net unrealized appreciation (depreciation) of investments during the year	1,358,494	129,717	65,256	53,843

Net increase (decrease) in net assets resulting from operations	4,225,277	418,742	140,256	86,467

Unit transactions:
Purchases	1,341,820	165,379	20,128	3,658
Net transfers	(624,978)	(128,366)	5,496	3,220
Surrenders for benefit payments and fees	(4,672,097)	(181,684)	(42,075)	(23,759)
Other transactions	(138)	6	(52)	(3)
Death benefits	-	-	-	-
Contract maintenance charges	(95)	(5)	-	-
Net annuity transactions	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(3,955,488)	(144,670)	(16,503)	(16,884)

Net increase (decrease) in net assets	269,789	274,072	123,753	69,583

Beginning of Period	27,370,353	1,626,427	638,125	586,761

End of Period	$27,640,142	$1,900,499	$761,878	$656,344

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	American Century Small Company Fund	American Century Small Cap Value Fund	American Century Focused Large Cap Value fund	American Century Inflation- Adjusted Bond Fund	American Century Equity Growth Fund	American Century VP Disciplined Core Value Fund	American Century VP Ultra Fund	American Century VP Value Fund
	Sub-Account (32)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(1)	$5,613	$342	$4,997	$(880)	$770	$(11,730)	$6,373
Net realized gain (loss) on security transactions	-	209,092	864	2,773	412	12,807	72,928	47,574
Net realized gain distributions	74	293,770	8,368	-	27,831	35,851	109,405	-
Net unrealized appreciation (depreciation) of investments during the year	(59)	779,737	(1,794)	294	(1,892)	(687)	164,713	53,651

Net increase (decrease) in net assets resulting from operations	14	1,288,212	7,780	8,064	25,471	48,741	335,316	107,598

Unit transactions:
Purchases	496	109,498	3,584	10,901	6,821	6,630	26,377	2,813
Net transfers	-	(16,498)	-	-	(1,490)	-	246,776	109,316
Surrenders for benefit payments and fees	-	(477,200)	(2,999)	(28,038)	(150)	(66,029)	(185,788)	(33,803)
Other transactions	(4)	(33)	(4)	(9)	16	7	-	11
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	(17)	-	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	(2,497)	-	(2,947)

Net increase (decrease) in net assets resulting from unit transactions	492	(384,250)	581	(17,146)	5,197	(61,889)	87,365	75,390

Net increase (decrease) in net assets	506	903,962	8,361	(9,082)	30,668	(13,148)	422,681	182,988

Beginning of Period	-	3,595,482	45,491	159,306	100,590	218,295	1,526,208	447,021

End of Period	$506	$4,499,444	$53,852	$150,224	$131,258	$205,147	$1,948,889	$630,009

1	Formerly American Century VP Income & Growth Fund, Name changed to American Century VP Disciplined Core Value Fund, Change effective March 12, 2021
32	American Century Small Company Fund. Funded as of February 18, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	American Century Mid Cap Value Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco European Growth Fund	Invesco International Growth Fund	Invesco Small Cap Growth Fund	Invesco Real Estate Fund	Invesco Small Cap Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,329	$(723)	$446	$6,212	$1,552	$(36,992)	$22,279	$(2,895)
Net realized gain (loss) on security transactions	18,803	2,303	911	11,623	3,671	262,883	22,455	13,997
Net realized gain distributions	96,672	7,296	119	21,127	58,876	1,453,228	231,352	63,798
Net unrealized appreciation (depreciation) of investments during the year	19,279	14,844	3,441	4,551	(48,341)	(1,339,131)	1,238,123	(7,563)

Net increase (decrease) in net assets resulting from operations	139,083	23,720	4,917	43,513	15,758	339,988	1,514,209	67,337

Unit transactions:
Purchases	57,187	6	332	22,965	33,720	373,858	350,655	28,194
Net transfers	(44,540)	-	-	(14,343)	(24,407)	184,179	35,216	8,108
Surrenders for benefit payments and fees	(24,772)	(11,522)	(4,953)	(44,987)	(54,135)	(656,443)	(745,146)	(81,174)
Other transactions	5	(11)	15	(1)	(43)	(337)	(3,375)	(11)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	(7)	(19)	(106)	(156)	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(12,120)	(11,527)	(4,606)	(36,373)	(44,884)	(98,849)	(362,806)	(44,883)

Net increase (decrease) in net assets	126,963	12,193	311	7,140	(29,126)	241,139	1,151,403	22,454

Beginning of Period	639,293	124,168	30,021	331,284	342,932	5,174,190	3,976,109	381,049

End of Period	$766,256	$136,361	$30,332	$338,424	$313,806	$5,415,329	$5,127,512	$403,503

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Invesco Emerging Markets All Cap Fund	American Century Diversified Bond Fund	Domini Impact Equity Fund	AB Global Bond Fund	AB Global Risk Allocation Fund	AB Relative Value Fund	AB Sustainable International Thematic Fund	AB International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$21,046	$43	$(876)	$2,118	$14,987	$(122)	$(4,210)	$12,792
Net realized gain (loss) on security transactions	677,296	887	399	240	7,807	6,857	35,811	6,658
Net realized gain distributions	123,552	1,662	6,255	1,647	-	6,142	28,359	-
Net unrealized appreciation (depreciation) of investments during the year	(1,069,765)	(6,384)	11,648	(6,726)	(2,799)	6,903	(22,525)	47,496

Net increase (decrease) in net assets resulting from operations	(247,871)	(3,792)	17,426	(2,721)	19,995	19,780	37,435	66,946

Unit transactions:
Purchases	248,317	31,975	14,599	16,728	10,702	3,468	38,350	46,070
Net transfers	740,238	18,301	7,143	(4,547)	14,325	-	(2,650)	(18,119)
Surrenders for benefit payments and fees	(274,637)	(34,887)	(60)	(7,544)	(39,286)	(33,038)	(121,237)	(39,790)
Other transactions	89	(21)	(114)	(22)	5	21	1	20
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(12)	(12)	-	-	-	-	(17)	(8)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	713,995	15,356	21,568	4,615	(14,254)	(29,549)	(85,553)	(11,827)

Net increase (decrease) in net assets	466,124	11,564	38,994	1,894	5,741	(9,769)	(48,118)	55,119

Beginning of Period	2,887,208	168,556	72,826	135,550	185,510	81,452	554,451	689,863

End of Period	$3,353,332	$180,120	$111,820	$137,444	$191,251	$71,683	$506,333	$744,982

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	AB Growth Fund	AB Discovery Growth Fund	AB Discovery Value Fund	AB Value Fund	AB High Income Fund	American Funds AMCAP Fund®	American Funds American Balanced Fund®	American Funds Capital Income Builder®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(390)	$(2,956)	$(476)	$(38)	$30,096	$(37,634)	$125,161	$323,700
Net realized gain (loss) on security transactions	10,763	10,990	80,582	716	(2,789)	175,862	735,227	386,245
Net realized gain distributions	4,408	51,950	49,559	1,367	-	293,139	632,668	-
Net unrealized appreciation (depreciation) of investments during the year	(3,504)	(25,276)	79,707	1,250	(2,978)	468,987	1,428,331	1,285,007

Net increase (decrease) in net assets resulting from operations	11,277	34,708	209,372	3,295	24,329	900,354	2,921,387	1,994,952

Unit transactions:
Purchases	6,950	27,962	59,882	4,875	64,370	398,213	1,144,725	1,086,628
Net transfers	-	-	(123,524)	-	(134,564)	(144,202)	171,928	(174,199)
Surrenders for benefit payments and fees	(24,379)	(35,432)	(157,967)	(3,322)	(34,778)	(338,593)	(3,855,697)	(2,356,190)
Other transactions	(10)	11	88	2	14	337	(162)	272
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	-	(15)	-	(8)	(26)	(180)	(47)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(17,439)	(7,459)	(221,536)	1,555	(104,966)	(84,271)	(2,539,386)	(1,443,536)

Net increase (decrease) in net assets	(6,162)	27,249	(12,164)	4,850	(80,637)	816,083	382,001	551,416

Beginning of Period	56,069	323,231	639,581	12,254	567,436	4,021,014	20,217,361	15,031,581

End of Period	$49,907	$350,480	$627,417	$17,104	$486,799	$4,837,097	$20,599,362	$15,582,997

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	American Funds EuroPacific Growth Fund	American Funds Fundamental Investors Fund(SM)	American Funds New Perspective Fund®	American Funds The Bond Fund of America®	American Funds The Growth Fund of America®	American Funds The Income Fund of America®	American Funds The Investment Company of America®	American Funds The New Economy Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$112,704	$37,196	$(93,722)	$12,294	$(386,241)	$213,320	$16,995	$(23,313)
Net realized gain (loss) on security transactions	1,367,252	996,855	968,569	48,357	3,960,613	396,523	518,236	290,027
Net realized gain distributions	1,733,055	1,867,222	915,609	20,772	4,534,061	423,799	653,562	268,652
Net unrealized appreciation (depreciation) of investments during the year	(2,720,668)	879,983	328,994	(165,949)	1,555,466	710,364	1,202,117	(128,029)

Net increase (decrease) in net assets resulting from operations	492,343	3,781,256	2,119,450	(84,526)	9,663,899	1,744,006	2,390,910	407,337

Unit transactions:
Purchases	1,757,878	1,319,994	984,334	419,588	3,737,741	864,141	787,287	290,689
Net transfers	(54,139)	(72,849)	298,363	(78,102)	(586,122)	(354,998)	(161,159)	(141,579)
Surrenders for benefit payments and fees	(4,100,869)	(2,864,015)	(2,038,810)	(927,072)	(8,475,918)	(2,035,295)	(1,614,285)	(576,269)
Other transactions	102	176	(116)	(22)	641	88	(23)	(14)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(466)	(398)	(214)	(75)	(1,083)	(87)	(87)	(43)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(2,397,494)	(1,617,092)	(756,443)	(585,683)	(5,324,741)	(1,526,151)	(988,267)	(427,216)

Net increase (decrease) in net assets	(1,905,151)	2,164,164	1,363,007	(670,209)	4,339,158	217,855	1,402,643	(19,879)

Beginning of Period	22,856,757	18,253,496	12,965,860	4,304,694	54,994,663	11,291,099	10,391,295	3,791,704

End of Period	$20,951,606	$20,417,660	$14,328,867	$3,634,485	$59,333,821	$11,508,954	$11,793,938	$3,771,825

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	American Funds Washington Mutual Investors Fund(SM)	American Funds American Mutual Fund®	American Funds Capital World Growth and Income Fund®	American Funds SMALLCAP World Fund®	New World Fund	Ariel Appreciation Fund	Ariel Fund	Artisan Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$21,560	$37,186	$225,205	$(8,979)	$(1,722)	$(172)	$(874)	$3,938
Net realized gain (loss) on security transactions	191,135	159,874	1,334,740	151,925	62,676	236	1,078	32,916
Net realized gain distributions	282,045	155,383	1,429,077	86,385	29,834	11,285	8,231	500,396
Net unrealized appreciation (depreciation) of investments during the year	870,453	646,398	658,436	(124,700)	(77,130)	7,061	15,770	362,127

Net increase (decrease) in net assets resulting from operations	1,365,193	998,841	3,647,458	104,631	13,658	18,410	24,205	899,377

Unit transactions:
Purchases	402,446	380,689	1,593,761	73,213	29,968	4,055	2,949	14,902
Net transfers	(25,651)	177,700	(301,008)	(126,191)	104,261	-	57,461	(40,570)
Surrenders for benefit payments and fees	(658,420)	(478,094)	(3,471,914)	(213,533)	(11,741)	(1,538)	(3,653)	(346,052)
Other transactions	6	(25)	203	7	18	(26)	(6)	54
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(151)	(60)	(392)	(14)	-	(1)	-	(17)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(281,770)	80,210	(2,179,350)	(266,518)	122,506	2,490	56,751	(371,683)

Net increase (decrease) in net assets	1,083,423	1,079,051	1,468,108	(161,887)	136,164	20,900	80,956	527,694

Beginning of Period	5,224,254	4,178,717	27,353,911	1,130,337	358,498	72,771	76,000	3,500,935

End of Period	$6,307,677	$5,257,768	$28,822,019	$968,450	$494,662	$93,671	$156,956	$4,028,629

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Ave Maria Rising Dividend Fund	Ave Maria Value Fund	Ave Maria Growth Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2025 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,509	$(177)	$(2,003)	$1,213,836	$1,894,812	$567,613	$469,697	$21,051
Net realized gain (loss) on security transactions	97,702	40	16,409	392,579	501,853	169,489	220,052	1,154
Net realized gain distributions	137,645	1,663	20,464	3,196,289	4,028,199	1,939,035	670,740	54,632
Net unrealized appreciation (depreciation) of investments during the year	88,799	2,785	(4,447)	(1,772,634)	(1,956,709)	(1,535,991)	(193,500)	(29,377)

Net increase (decrease) in net assets resulting from operations	329,655	4,311	30,423	3,030,070	4,468,155	1,140,146	1,166,989	47,460

Unit transactions:
Purchases	130,666	629	30,389	1,915,618	2,448,363	810,522	1,083,095	88,907
Net transfers	(106,946)	-	13,470	458,914	370,375	(538,006)	447,130	212,727
Surrenders for benefit payments and fees	(139,498)	(6)	(42,512)	(5,148,766)	(4,371,508)	(2,667,541)	(1,216,723)	(10,292)
Other transactions	135	(7)	43	(57)	374	(54)	(160)	(6)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(7)	-	-	(2,003)	(2,247)	(1,085)	(309)	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(115,650)	616	1,390	(2,776,294)	(1,554,643)	(2,396,164)	313,033	291,336

Net increase (decrease) in net assets	214,005	4,927	31,813	253,776	2,913,512	(1,256,018)	1,480,022	338,796

Beginning of Period	1,359,200	18,045	158,496	29,043,728	29,080,173	19,078,978	6,522,920	570,746

End of Period	$1,573,205	$22,972	$190,309	$29,297,504	$31,993,685	$17,822,960	$8,002,942	$909,542

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2055 Fund	Baron Small Cap Fund	BlackRock U.S. Government Bond Portfolio	BlackRock Equity Dividend Fund	BlackRock Capital Appreciation Fund	BlackRock Advantage Large Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$28,275	$28,558	$51,456	$(1,848)	$1,216	$7,708	$(4,651)	$(1,138)
Net realized gain (loss) on security transactions	20,122	7,049	3,590	26,227	462	25,970	5,308	8,920
Net realized gain distributions	50,691	33,500	55,716	46,987	-	285,233	57,494	14,068
Net unrealized appreciation (depreciation) of investments during the year	(11,450)	10,439	23,424	(10,979)	(5,761)	160,405	20,717	69

Net increase (decrease) in net assets resulting from operations	87,638	79,546	134,186	60,387	(4,083)	479,316	78,868	21,919

Unit transactions:
Purchases	126,263	137,851	226,224	25,064	24,473	237,749	30,986	22,963
Net transfers	13,860	2,414	15,015	(19,882)	(961)	(44,114)	(164)	(6,036)
Surrenders for benefit payments and fees	(109,019)	(30,267)	(13,864)	(28,586)	(25,564)	(379,564)	(13,667)	(26,423)
Other transactions	(2)	-	12	(3)	3	(193)	22	(28)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	(6)	(4)	-	(7)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	31,102	109,998	227,387	(23,407)	(2,055)	(186,126)	17,177	(9,531)

Net increase (decrease) in net assets	118,740	189,544	361,573	36,980	(6,138)	293,190	96,045	12,388

Beginning of Period	695,775	423,134	727,566	388,167	196,650	2,558,528	390,873	89,538

End of Period	$814,515	$612,678	$1,089,139	$425,147	$190,512	$2,851,718	$486,918	$101,926

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Calvert VP SRI Balanced Portfolio	Calvert Equity Fund	Calvert Bond Fund	Calvert Income Fund	Columbia Contrarian Core Fund	Columbia Small Cap Value I Fund	Columbia Select Mid Cap Value Fund	Columbia Acorn Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,317	$(60,171)	$26,316	$11,561	$(4,217)	$(1,434)	$(7,519)	$4,071
Net realized gain (loss) on security transactions	136,461	709,926	12,538	9,530	26,656	7,716	36,822	(11,979)
Net realized gain distributions	13,673	434,796	26,804	-	55,984	18,894	115,081	442,287
Net unrealized appreciation (depreciation) of investments during the year	(94,497)	1,754,074	(76,488)	(14,904)	18,369	10,349	206,351	(307,804)

Net increase (decrease) in net assets resulting from operations	57,954	2,838,625	(10,830)	6,187	96,792	35,525	350,735	126,575

Unit transactions:
Purchases	3,079	941,184	258,419	81,247	29,736	16,162	91,050	135,787
Net transfers	-	238,931	111,828	(12,752)	(54,573)	(7,363)	59,483	10,568
Surrenders for benefit payments and fees	(492,810)	(1,402,931)	(177,774)	(96,302)	(37,874)	(18,177)	(199,024)	(190,713)
Other transactions	(12)	44	408	147	45	(17)	45	(57)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	(21)	(36)	-	(17)	(9)	(5)	(24)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(489,743)	(222,793)	192,845	(27,660)	(62,683)	(9,404)	(48,451)	(44,439)

Net increase (decrease) in net assets	(431,789)	2,615,832	182,015	(21,473)	34,109	26,121	302,284	82,136

Beginning of Period	472,612	10,056,221	2,091,280	652,841	443,034	131,644	1,174,396	1,613,066

End of Period	$40,823	$12,672,053	$2,273,295	$631,368	$477,143	$157,765	$1,476,680	$1,695,202

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	CRM Mid Cap Value Fund	Calamos International Growth Fund	Davis Financial Fund	Davis New York Venture Fund	Davis Opportunity Fund	Delaware Diversified Income Fund	Delaware Extended Duration Bond Fund	Dreyfus Bond Market Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,455	$(25)	$937	$(32,203)	$(851)	$2,185	$62	$218,131
Net realized gain (loss) on security transactions	28,658	11	11,165	94,842	6,053	30	-	28,871
Net realized gain distributions	60,310	289	15,809	1,095,086	10,288	1,210	120	139,985
Net unrealized appreciation (depreciation) of investments during the year	5,439	(174)	51,162	(452,504)	8,897	(3,764)	(213)	(701,474)

Net increase (decrease) in net assets resulting from operations	95,862	101	79,073	705,221	24,387	(339)	(31)	(314,487)

Unit transactions:
Purchases	18,084	-	19,677	327,715	20,529	8,206	204	1,360,084
Net transfers	(21,366)	-	(6,446)	40,411	(8,788)	134,187	-	1,715,938
Surrenders for benefit payments and fees	(173,171)	(3)	(35,893)	(1,156,312)	(24,598)	(147)	(2)	(1,630,033)
Other transactions	(29)	(7)	(7)	(435)	(25)	15	-	(81)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(3)	-	(2)	(46)	-	-	-	(205)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(176,485)	(10)	(22,671)	(788,667)	(12,882)	142,261	202	1,445,703

Net increase (decrease) in net assets	(80,623)	91	56,402	(83,446)	11,505	141,922	171	1,131,216

Beginning of Period	465,912	1,852	255,390	5,699,589	112,429	40,469	2,617	14,677,258

End of Period	$385,289	$1,943	$311,792	$5,616,143	$123,934	$182,391	$2,788	$15,808,474

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	BNY Mellon Variable Investment Fund Appreciation Portfolio	BNY Mellon International Stock Index Fund	BNY Mellon MidCap Index Fund	BNY Mellon Small Cap Stock Index Fund	BNY Mellon Variable Investment Fund Growth and Income Portfo	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon S&P 500 Index Fund	Eaton Vance Large-Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(63)	$11,703	$127,297	$88,554	$-	$3	$239,037	$2,427
Net realized gain (loss) on security transactions	32	11,273	466,366	583,723	33	16	780,518	85,279
Net realized gain distributions	2,134	-	2,583,136	1,329,595	16	168	4,334,993	106,854
Net unrealized appreciation (depreciation) of investments during the year	3,415	16,313	1,000,694	1,272,218	(11)	1,587	3,597,845	164,773

Net increase (decrease) in net assets resulting from operations	5,518	39,289	4,177,493	3,274,090	38	1,774	8,952,393	359,333

Unit transactions:
Purchases	2,095	3	1,609,145	1,153,001	187	-	3,635,723	106,784
Net transfers	-	(20,551)	(602,241)	(557,838)	-	-	(227,734)	75,694
Surrenders for benefit payments and fees	-	(26,619)	(1,887,462)	(1,708,580)	(352)	-	(3,363,402)	(330,261)
Other transactions	(13)	(7)	210	66	(5)	3	(222)	18
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	-	(186)	(86)	-	-	(456)	(19)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	2,082	(47,174)	(880,534)	(1,113,437)	(170)	3	43,909	(147,784)

Net increase (decrease) in net assets	7,600	(7,885)	3,296,959	2,160,653	(132)	1,777	8,996,302	211,549

Beginning of Period	20,078	361,855	17,838,201	12,894,667	132	6,785	32,408,037	1,596,307

End of Period	$27,678	$353,970	$21,135,160	$15,055,320	$-	$8,562	$41,404,339	$1,807,856

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Eaton Vance Dividend Builder Fund	Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Income Fund of Boston	Eaton Vance Balanced Fund	Eaton Vance Atlanta Capital SMID-Cap Fund	Allspring Asset Allocation Fund	Allspring Emerging Markets Equity Fund	Allspring Utility & Telecommunications Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (25)	Sub-Account (28)	Sub-Account (29)
Operations:
Net investment income (loss)	$19,791	$(3,815)	$186,421	$(164)	$(2,758)	$(129)	$(16,307)	$101
Net realized gain (loss) on security transactions	31,192	83,698	11,102	1,786	23,300	21,351	202,133	164
Net realized gain distributions	77,552	58,785	-	17,482	110,646	13,017	-	1,807
Net unrealized appreciation (depreciation) of investments during the year	208,176	29,731	4,949	9,556	54,344	(14,810)	(451,039)	(118)

Net increase (decrease) in net assets resulting from operations	336,711	168,399	202,472	28,660	185,532	19,429	(265,213)	1,954

Unit transactions:
Purchases	49,313	75,483	223,155	30,515	75,773	12,019	237,923	5,530
Net transfers	(4,685)	(67,958)	96,803	801	29,085	969	74,444	(1,664)
Surrenders for benefit payments and fees	(108,815)	(369,396)	(849,597)	(6,274)	(87,573)	(100,308)	(524,323)	(138)
Other transactions	(10)	(63)	402	(3)	(31)	(29)	(13)	6
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	(19)	(142)	-	(5)	(46)	(57)	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(64,197)	(361,953)	(529,379)	25,039	17,249	(87,395)	(212,026)	3,734

Net increase (decrease) in net assets	272,514	(193,554)	(326,907)	53,699	202,781	(67,966)	(477,239)	5,688

Beginning of Period	1,451,768	988,886	4,299,845	213,150	830,319	176,167	2,489,362	12,848

End of Period	$1,724,282	$795,332	$3,972,938	$266,849	$1,033,100	$108,201	$2,012,123	$18,536

25	Formerly Wells Fargo Asset Allocation Fund, Name changed to Allspring Asset Allocation Fund, Change effective December 6, 2021
28	Formerly Wells Fargo Emerging Markets Equity Fund, Name changed to Allspring Emerging Markets Equity Fund, Change effective December 6, 2021
29	Formerly Wells Fargo Utility & Telecommunications Fund, Name changed to Allspring Utility & Telecommunications Fund, Change effective December 6, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Alger Capital Appreciation Institutional Portfolio	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Small Cap Select Fund	Fidelity Advisor Equity Growth Fund	Fidelity Advisor Value Strategies Fund	Fidelity Advisor Leveraged Company Stock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(48,753)	$(17,577)	$(4,440)	$(1,505)	$(239)	$(4,327)	$562	$(15,866)
Net realized gain (loss) on security transactions	672,127	82,264	71,665	1,352	174	38,207	4,000	78,440
Net realized gain distributions	1,084,702	1,201,380	108,261	38,510	3,801	94,754	20,173	237,732
Net unrealized appreciation (depreciation) of investments during the year	(700,961)	(1,170,819)	(205,872)	(35,514)	248	18,554	48,647	201,292

Net increase (decrease) in net assets resulting from operations	1,007,115	95,248	(30,386)	2,843	3,984	147,188	73,382	501,598

Unit transactions:
Purchases	433,484	152,624	61,790	12,301	2,871	61,919	-	191,718
Net transfers	(142,569)	105,458	(69,868)	16,469	397	11,390	9,295	13,393
Surrenders for benefit payments and fees	(719,485)	(162,359)	(137,634)	(5,072)	(22)	(113,111)	(3,792)	(186,801)
Other transactions	(1)	(5)	(16)	70	(24)	13	(17)	7
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(115)	(85)	(7)	-	-	(8)	-	(132)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(428,686)	95,633	(145,735)	23,768	3,222	(39,797)	5,486	18,185

Net increase (decrease) in net assets	578,429	190,881	(176,121)	26,611	7,206	107,391	78,868	519,783

Beginning of Period	6,130,072	2,580,490	754,973	121,833	16,844	714,629	223,972	2,115,561

End of Period	$6,708,501	$2,771,371	$578,852	$148,444	$24,050	$822,020	$302,840	$2,635,344

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Federated Hermes Equity Income Fund, Inc.	Federated Hermes Fund for U.S. Government Securities	Federated Hermes MDT Mid Cap Growth Fund	Federated Hermes High Income Bond Fund, Inc.	Federated Hermes Kaufmann Fund	Federated Hermes Short-Term Income Fund	Federated Hermes Total Return Bond Fund	Federated Hermes Clover Small Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(305)	$1,541	$(2,124)	$151	$(46,233)	$548	$1,895	$(144)
Net realized gain (loss) on security transactions	1,856	(201)	507	6	203,535	209	597	3,714
Net realized gain distributions	19,204	-	70,191	-	535,533	78	1,216	5,125
Net unrealized appreciation (depreciation) of investments during the year	1,542	(5,805)	(9,967)	(6)	(584,577)	(1,474)	(5,355)	6,794

Net increase (decrease) in net assets resulting from operations	22,297	(4,465)	58,607	151	108,258	(639)	(1,647)	15,489

Unit transactions:
Purchases	22,218	15,574	13,917	-	367,304	-	4,097	790
Net transfers	-	5,104	11,019	-	(919)	-	(114)	1,210
Surrenders for benefit payments and fees	(9,632)	(11,566)	(136)	(137)	(732,481)	(6,922)	(17,248)	(7,080)
Other transactions	(15)	(17)	(45)	17	(44)	(7)	(13)	(23)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	(24)	-	-	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	12,571	9,095	24,755	(120)	(366,164)	(6,929)	(13,278)	(5,103)

Net increase (decrease) in net assets	34,868	4,630	83,362	31	(257,906)	(7,568)	(14,925)	10,386

Beginning of Period	109,189	154,206	264,026	4,527	6,290,468	96,049	140,459	56,551

End of Period	$144,057	$158,836	$347,388	$4,558	$6,032,562	$88,481	$125,534	$66,937

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Federated Hermes International Leaders Fund	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Balanced Portfolio	Fidelity® VIP Growth & Income Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3	$(8,259)	$(81)	$4,202	$4,281	$3,749	$587	$4,068
Net realized gain (loss) on security transactions	201	269,130	130	1,365	94,170	49,722	58	2,161
Net realized gain distributions	847	104,667	3,909	38,509	149,332	13,576	5,934	32,589
Net unrealized appreciation (depreciation) of investments during the year	(784)	(209,540)	4,950	(6,822)	81,596	9,148	3,000	46,779

Net increase (decrease) in net assets resulting from operations	267	155,998	8,908	37,254	329,379	76,195	9,579	85,597

Unit transactions:
Purchases	538	38,994	1,980	13,680	58,175	378	-	2,660
Net transfers	-	199,997	-	419,035	107,595	59,759	-	-
Surrenders for benefit payments and fees	(749)	(403,664)	(154)	(21,404)	(351,722)	(206,818)	-	(6,093)
Other transactions	(1)	(1)	16	7	(6)	(7)	14	(14)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-	-
Net annuity transactions	-	-	-	-	(14,018)	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(212)	(164,674)	1,842	411,318	(199,976)	(146,688)	14	(3,447)

Net increase (decrease) in net assets	55	(8,676)	10,750	448,572	129,403	(70,493)	9,593	82,150

Beginning of Period	6,642	1,169,060	46,074	45,523	1,964,516	323,159	107,835	733,666

End of Period	$6,697	$1,160,384	$56,824	$494,095	$2,093,919	$252,666	$117,428	$815,816

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity Advisor® Stock Selector All Cap Fund	Templeton Developing Markets Trust	Franklin High Income Fund	Franklin Strategic Income Fund	Templeton Global Bond Fund	Franklin U.S. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$647	$2,327	$(177)	$9,341	$33,193	$77,563	$167,135	$5,657
Net realized gain (loss) on security transactions	35	18,038	6,137	79,707	2,002	(10,073)	(173,445)	(972)
Net realized gain distributions	3,946	18,374	18	36,073	-	-	-	-
Net unrealized appreciation (depreciation) of investments during the year	1,779	12,259	(2,915)	(177,759)	(1,763)	(30,945)	(200,217)	(19,019)

Net increase (decrease) in net assets resulting from operations	6,407	50,998	3,063	(52,638)	33,432	36,545	(206,527)	(14,334)

Unit transactions:
Purchases	-	-	600	87,595	72,768	246,860	404,770	30,048
Net transfers	27,743	(2,646)	-	30,023	83,985	421,450	(211,087)	(4,543)
Surrenders for benefit payments and fees	(70)	(73,073)	(15,852)	(296,406)	(112,966)	(315,359)	(488,506)	(6,773)
Other transactions	10	(20)	(17)	(4)	(27)	26	(11)	13
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	(35)	-	(11)	(6)	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	27,683	(75,739)	(15,269)	(178,827)	43,760	352,966	(294,840)	18,745

Net increase (decrease) in net assets	34,090	(24,741)	(12,206)	(231,465)	77,192	389,511	(501,367)	4,411

Beginning of Period	85,258	513,670	14,485	1,073,798	779,171	2,472,286	3,914,628	457,635

End of Period	$119,348	$488,929	$2,279	$842,333	$856,363	$2,861,797	$3,413,261	$462,046

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Franklin Small Cap Value Fund	Franklin Mutual Global Discovery Fund	Templeton Growth Fund	Franklin Income Fund	Franklin Growth Fund	Franklin Total Return Fund	Franklin Mutual U.S. Value Fund	Franklin Mutual Beacon Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(6,299)	$140,404	$14,014	$257,473	$(26,783)	$3,484	$15,318	$10,981
Net realized gain (loss) on security transactions	107,338	174,868	28,362	114,917	343,749	1,605	(20,409)	48,903
Net realized gain distributions	312,058	547,031	-	138,706	300,736	-	232,532	43,538
Net unrealized appreciation (depreciation) of investments during the year	337,352	765,689	29,982	529,012	(4,490)	(12,175)	237,634	48,926

Net increase (decrease) in net assets resulting from operations	750,449	1,627,992	72,358	1,040,108	613,212	(7,086)	465,075	152,348

Unit transactions:
Purchases	245,299	805,445	113,278	426,276	215,836	29,198	9,132	42,894
Net transfers	(36,066)	(743,712)	(54,613)	(115,954)	26,700	(48,961)	139,449	(943)
Surrenders for benefit payments and fees	(400,001)	(1,297,407)	(227,878)	(1,009,339)	(330,496)	(83,956)	(260,256)	(248,865)
Other transactions	(60)	(61)	5	(10)	(118)	(7)	(42)	5
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(110)	(75)	(28)	(7)	(34)	-	-	(58)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(190,938)	(1,235,810)	(169,236)	(699,034)	(88,112)	(103,726)	(111,717)	(206,967)

Net increase (decrease) in net assets	559,511	392,182	(96,878)	341,074	525,100	(110,812)	353,358	(54,619)

Beginning of Period	3,122,464	8,974,517	1,558,462	6,570,279	3,059,667	374,171	1,744,323	1,011,738

End of Period	$3,681,975	$9,366,699	$1,461,584	$6,911,353	$3,584,767	$263,359	$2,097,681	$957,119

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Franklin Mutual Shares Fund	Franklin Small-Mid Cap Growth Fund	Franklin Conservative Allocation Fund	Franklin Growth Allocation Fund	Franklin Moderate Allocation Fund	Templeton Foreign Fund	Highland Socially Responsible Equity Fund	Goldman Sachs Income Builder Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$82,728	$(12,487)	$36,027	$112,167	$113,893	$162,861	$(89)	$988
Net realized gain (loss) on security transactions	64,766	243,435	55,164	227,442	142,194	64,205	(8,571)	130
Net realized gain distributions	268,447	603,032	147,349	850,469	719,545	-	-	1,731
Net unrealized appreciation (depreciation) of investments during the year	195,500	(377,373)	(57,922)	(65,966)	(149,867)	16,617	10,783	1,406

Net increase (decrease) in net assets resulting from operations	611,441	456,607	180,618	1,124,112	825,765	243,683	2,123	4,255

Unit transactions:
Purchases	242,300	41,318	163,901	548,072	426,000	140,811	1,528	2,190
Net transfers	(38,069)	(78,012)	24,151	(63,974)	(72,018)	(144,481)	-	-
Surrenders for benefit payments and fees	(630,331)	(604,956)	(625,481)	(1,118,442)	(1,040,785)	(619,923)	(762)	(195)
Other transactions	259	(245)	-	39	73	1	(60,842)	6
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(34)	(4)	-	-	(164)	(4)	-	(4)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(425,875)	(641,899)	(437,429)	(634,305)	(686,894)	(623,596)	(60,076)	1,997

Net increase (decrease) in net assets	185,566	(185,292)	(256,811)	489,807	138,871	(379,913)	(57,953)	6,252

Beginning of Period	3,375,402	4,650,860	2,797,832	7,523,544	7,526,190	4,834,874	57,953	44,573

End of Period	$3,560,968	$4,465,568	$2,541,021	$8,013,351	$7,665,061	$4,454,961	$-	$50,825

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Goldman Sachs Capital Growth Fund	Goldman Sachs Core Fixed Income Fund	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Government Income Fund	Goldman Sachs Equity Income Fund	Goldman Sachs Growth Opportunities Fund	Goldman Sachs Focused International Equity Fund	Goldman Sachs Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(114)	$823	$-	$2,685	$662	$(10,302)	$38	$(2,564)
Net realized gain (loss) on security transactions	21	210	-	8,235	10,485	(5,726)	62	141,858
Net realized gain distributions	1,442	-	7	15,556	8,293	238,185	1,267	640,760
Net unrealized appreciation (depreciation) of investments during the year	1,113	(6,151)	-	(62,732)	6,001	(89,203)	1,690	345,373

Net increase (decrease) in net assets resulting from operations	2,462	(5,118)	7	(36,256)	25,441	132,954	3,057	1,125,427

Unit transactions:
Purchases	3,986	14,123	-	113,228	3,927	109,597	6,037	173,991
Net transfers	-	-	-	(121,199)	994	75,147	-	(178,006)
Surrenders for benefit payments and fees	(5)	(3,235)	(1)	(124,136)	(25,424)	(167,307)	(35)	(626,871)
Other transactions	35	(13)	11	13	1	25	(1)	75
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	(19)	(4)	(27)	-	(196)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	4,016	10,875	10	(132,113)	(20,506)	17,435	6,001	(631,007)

Net increase (decrease) in net assets	6,478	5,757	17	(168,369)	4,935	150,389	9,058	494,420

Beginning of Period	8,649	160,957	14	1,270,285	130,150	1,210,785	18,180	4,024,248

End of Period	$15,127	$166,714	$31	$1,101,916	$135,085	$1,361,174	$27,238	$4,518,668

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Goldman Sachs Small Cap Value Fund	Goldman Sachs Strategic Growth Fund	Goldman Sachs High Yield Fund	Goldman Sachs Large Cap Value Fund	Goldman Sachs Small/ Mid Cap Growth Fund	Goldman Sachs Satellite Strategies Portfolio	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(21,879)	$(1,076)	$24,948	$153	$(3,199)	$57	$32,543	$245,266
Net realized gain (loss) on security transactions	219,384	130	(737)	16,157	3,565	1	190,629	25,490
Net realized gain distributions	1,076,596	20,205	-	41,490	39,090	-	400,433	311,474
Net unrealized appreciation (depreciation) of investments during the year	(12,910)	8,527	(5,570)	29,680	(22,401)	86	688,456	(765,665)

Net increase (decrease) in net assets resulting from operations	1,261,191	27,786	18,641	87,480	17,055	144	1,312,061	(183,435)

Unit transactions:
Purchases	548,554	14,630	63,237	38,527	13,595	180	115,856	406,097
Net transfers	(192,364)	-	18,593	12,323	1,702	-	(43,515)	93,293
Surrenders for benefit payments and fees	(913,015)	(53)	(45,509)	(131,690)	(10,403)	(2)	(606,504)	(1,257,515)
Other transactions	24	(46)	(61)	1	(68)	(3)	(17)	4,744
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(27)	-	(1)	(22)	(4)	-	(61)	(114)
Net annuity transactions	-	-	-	-	-	-	-	(19,199)

Net increase (decrease) in net assets resulting from unit transactions	(556,828)	14,531	36,259	(80,861)	4,822	175	(534,241)	(772,694)

Net increase (decrease) in net assets	704,363	42,317	54,900	6,619	21,877	319	777,820	(956,129)

Beginning of Period	5,183,098	126,854	621,486	401,387	262,729	1,931	7,182,879	13,189,173

End of Period	$5,887,461	$169,171	$676,386	$408,006	$284,606	$2,250	$7,960,699	$12,233,044

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	The Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(22,432)	$250,397	$(24,694)	$(41,098)	$2,006	$(32,715)	$(2,295)	$(20,751)
Net realized gain (loss) on security transactions	418,438	721,882	54,555	639,796	18,211	685,759	(558)	371,448
Net realized gain distributions	1,804,332	1,344,505	482,211	583,855	-	2,245,070	-	702,259
Net unrealized appreciation (depreciation) of investments during the year	602,123	5,216,957	(99,308)	1,849,159	49,905	(1,480,924)	(36,490)	(941,518)

Net increase (decrease) in net assets resulting from operations	2,802,461	7,533,741	412,764	3,031,712	70,122	1,417,190	(39,343)	111,438

Unit transactions:
Purchases	137,975	477,698	256,927	650,878	93,513	39,244	272,904	83,793
Net transfers	(667,629)	(645,086)	(2,411)	226,421	94,510	(1,182,474)	(10,078)	(160,368)
Surrenders for benefit payments and fees	(3,026,805)	(4,045,265)	(799,118)	(2,462,191)	(76,866)	(2,252,730)	(555,567)	(915,501)
Other transactions	606	(2,055)	337	298	47	782	6	8
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(62)	(75)	(97)	(175)	(1)	(9)	(132)	(11)
Net annuity transactions	(4,194)	(3,486)	-	-	-	-	(6,853)	-

Net increase (decrease) in net assets resulting from unit transactions	(3,560,109)	(4,218,269)	(544,362)	(1,584,769)	111,203	(3,395,187)	(299,720)	(992,079)

Net increase (decrease) in net assets	(757,648)	3,315,472	(131,598)	1,446,943	181,325	(1,977,997)	(339,063)	(880,641)

Beginning of Period	21,389,501	25,706,912	4,641,075	13,184,357	981,302	15,543,870	4,037,427	6,282,544

End of Period	$20,631,853	$29,022,384	$4,509,477	$14,631,300	$1,162,627	$13,565,873	$3,698,364	$5,401,903

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Hartford Small Cap Growth HLS Fund	Hartford Stock HLS Fund	The Hartford Checks and Balances Fund	The Hartford High Yield	The Hartford Dividend and Growth Fund	The Hartford International Opportunities Fund	The Hartford MidCap Fund	The Hartford Small Company Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(6,584)	$30,476	$4,420	$3,852	$367	$811	$(6,744)	$(3,820)
Net realized gain (loss) on security transactions	9,987	270,218	2,699	4,120	20,168	22,425	59,843	17,798
Net realized gain distributions	69,470	185,270	10,085	-	44,061	28,412	78,996	72,755
Net unrealized appreciation (depreciation) of investments during the year	(49,274)	652,748	15,159	(4,615)	160,185	(32,309)	(61,750)	(85,512)

Net increase (decrease) in net assets resulting from operations	23,599	1,138,712	32,363	3,357	224,781	19,339	70,345	1,221

Unit transactions:
Purchases	109,031	46,759	16,483	25,466	75,272	39,729	84,024	28,565
Net transfers	20,563	(135,230)	13,432	3,544	(22,461)	6,310	(9,849)	(9,538)
Surrenders for benefit payments and fees	(31,864)	(504,846)	(21,916)	(11,694)	(52,100)	(5,184)	(184,932)	(30,621)
Other transactions	(37)	(31)	4	(12)	(10)	17	(23)	(46)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	(27)	-	(4)	-	(25)	(10)	(10)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	97,693	(593,375)	8,003	17,300	701	40,847	(110,790)	(11,650)

Net increase (decrease) in net assets	121,292	545,337	40,366	20,657	225,482	60,186	(40,445)	(10,429)

Beginning of Period	761,127	5,054,224	235,616	113,077	755,941	302,444	892,906	409,208

End of Period	$882,419	$5,599,561	$275,982	$133,734	$981,423	$362,630	$852,461	$398,779

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	The Hartford Total Return Bond Fund	The Hartford Healthcare Fund	The Hartford Growth Opportunities Fund	Hartford Quality Value Fund	Hartford Moderate Allocation Fund	The Hartford Conservative Allocation Fund	The Hartford Capital Appreciation Fund	The Hartford Growth Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$7,419	$(6,756)	$(3,506)	$33	$24,785	$3,600	$(46,675)	$48,382
Net realized gain (loss) on security transactions	3,067	50,702	3,435	3	42,822	66,414	366,048	41,944
Net realized gain distributions	9,318	38,590	66,651	160	106,066	15,744	951,005	177,672
Net unrealized appreciation (depreciation) of investments during the year	(26,276)	(27,523)	(48,186)	559	21,250	(60,629)	(156,262)	110,294

Net increase (decrease) in net assets resulting from operations	(6,472)	55,013	18,394	755	194,923	25,129	1,114,116	378,292

Unit transactions:
Purchases	69,369	47,282	68,144	-	183,209	69,999	348,359	262,938
Net transfers	68,087	(139,379)	(8,773)	-	(43,767)	(11,416)	(248,638)	(10,546)
Surrenders for benefit payments and fees	(16,876)	(158,511)	(4,550)	(1)	(220,231)	(486,685)	(1,139,502)	(149,569)
Other transactions	(9)	86	(415)	8	24	12	92	(20)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(8)	-	-	-	(199)	-	(31)	(90)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	120,563	(250,522)	54,406	7	(80,964)	(428,090)	(1,039,720)	102,713

Net increase (decrease) in net assets	114,091	(195,509)	72,800	762	113,959	(402,961)	74,396	481,005

Beginning of Period	463,161	636,339	290,812	2,790	2,272,535	938,228	8,254,514	2,903,120

End of Period	$577,252	$440,830	$363,612	$3,552	$2,386,494	$535,267	$8,328,910	$3,384,125

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	The Hartford Inflation Plus Fund	The Hartford Equity Income Fund	The Hartford Balanced Income Fund	The Hartford MidCap Value Fund	Hotchkis and Wiley Large Cap Value Fund	Invesco V.I. Technology Fund	Invesco Technology Fund	Delaware Ivy Natural Resources Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)
Operations:
Net investment income (loss)	$9,081	$4,266	$4,738	$(441)	$1,320	$(2,098)	$(10,251)	$18,260
Net realized gain (loss) on security transactions	2,977	41,257	12,895	253	30,108	218,091	114,108	(14,279)
Net realized gain distributions	-	49,862	24,062	3,720	-	5,862	332,420	-
Net unrealized appreciation (depreciation) of investments during the year	5,175	48,647	520	7,759	105,948	(162,586)	(242,180)	200,780

Net increase (decrease) in net assets resulting from operations	17,233	144,032	42,215	11,291	137,376	59,269	194,097	204,761

Unit transactions:
Purchases	54,985	79,191	45,655	11,098	14,985	6,792	112,295	87,989
Net transfers	12,493	(66,578)	(2,961)	25	(13,312)	(186,183)	(12,165)	19,942
Surrenders for benefit payments and fees	(26,541)	(73,118)	(144,867)	(567)	(47,281)	(458,191)	(301,729)	(78,489)
Other transactions	(16)	101	5	(13)	(22)	(20)	(24)	(2)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	(32)	-	(5)	(15)	-	(96)	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	40,921	(60,436)	(102,168)	10,538	(45,645)	(637,602)	(201,719)	29,440

Net increase (decrease) in net assets	58,154	83,596	(59,953)	21,829	91,731	(578,333)	(7,622)	234,201

Beginning of Period	447,766	621,327	496,694	38,860	515,584	640,414	1,534,050	790,117

End of Period	$505,920	$704,923	$436,741	$60,689	$607,315	$62,081	$1,526,428	$1,024,318

9	Formerly Ivy Natural Resources Fund, Name changed to Delaware Ivy Natural Resources, Change effective January 7, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Science and Technology Fund	Delaware Ivy Asset Strategy Fund	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Balanced Portfolio	Janus Henderson Overseas Portfolio
	Sub-Account (13)	Sub-Account (10)	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(6,033)	$(20,480)	$5,126	$(29,318)	$(587)	$(334)	$508	$635
Net realized gain (loss) on security transactions	47,094	167,929	9,828	174,714	6,350	9,693	7,812	10,170
Net realized gain distributions	75,169	641,349	52,147	485,686	15,830	7,016	2,079	-
Net unrealized appreciation (depreciation) of investments during the year	93,954	(466,787)	(5,448)	198,588	31,777	(2,991)	29,785	14,423

Net increase (decrease) in net assets resulting from operations	210,184	322,011	61,653	829,670	53,370	13,384	40,184	25,228

Unit transactions:
Purchases	43,602	214,036	35,625	7,522	180	332	-	3,230
Net transfers	17,311	(119,286)	237,723	(230,965)	-	(18,232)	-	(49,745)
Surrenders for benefit payments and fees	(120,310)	(306,300)	(89,658)	(159,640)	(11,992)	(11,903)	(21,801)	(26,127)
Other transactions	(40)	41	7	(14)	5	(29)	(1)	(16)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(1)	(44)	-	-	-	-	-	-
Net annuity transactions	-	-	-	(5,177)	(2,701)	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(59,438)	(211,553)	183,697	(388,274)	(14,508)	(29,832)	(21,802)	(72,658)

Net increase (decrease) in net assets	150,746	110,458	245,350	441,396	38,862	(16,448)	18,382	(47,430)

Beginning of Period	734,817	2,219,092	382,419	3,946,204	314,918	98,141	253,223	208,155

End of Period	$885,563	$2,329,550	$627,769	$4,387,600	$353,780	$81,693	$271,605	$160,725

10	Formerly Ivy Science & Technology Fund, Name changed to DELAWARE IVY Science And Technology, Change effective January 7, 2021
12	Formerly Ivy Asset Strategy Fund , Name changed to Delaware IVY Asset Strategy, Change effective January 7, 2021
13	Formerly Ivy Large Cap Growth Fund, Name changed to Delaware IVY Large Cap Growth, Change effective January 7, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Janus Henderson Flexible Bond Fund	Janus Henderson Forty Fund	Janus Henderson Balanced Fund	Janus Henderson Enterprise Fund	Janus Henderson Overseas Fund	Janus Henderson Global Research Fund	Janus Henderson Mid Cap Value Fund	PGIM Jennison Natural Resources Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$563	$(58,999)	$(1,726)	$(15,968)	$80	$(1,243)	$(5,385)	$15
Net realized gain (loss) on security transactions	12	575,834	179,978	103,204	83,060	11,998	43,227	500
Net realized gain distributions	-	987,117	113,449	264,685	-	21,985	125,125	-
Net unrealized appreciation (depreciation) of investments during the year	(1,393)	488,650	124,631	(93,569)	141,254	2,227	56,593	3,495

Net increase (decrease) in net assets resulting from operations	(818)	1,992,602	416,332	258,352	224,394	34,967	219,560	4,010

Unit transactions:
Purchases	8,034	350,005	280,269	183,797	104,878	4,436	123,483	4,385
Net transfers	-	(258,609)	263,805	(9,835)	(94,699)	396	(41,527)	(1,517)
Surrenders for benefit payments and fees	-	(1,055,205)	(26,979)	(126,724)	(179,510)	(26,629)	(327,201)	(2,521)
Other transactions	-	(57)	(25)	(6)	17	212	(5)	9
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	(138)	(125)	(9)	(35)	-	(4)	(14)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	8,034	(964,004)	516,945	47,223	(169,349)	(21,585)	(245,254)	342

Net increase (decrease) in net assets	7,216	1,028,598	933,277	305,575	55,045	13,382	(25,694)	4,352

Beginning of Period	47,678	9,630,116	2,281,634	1,595,725	1,902,715	210,337	1,257,423	15,853

End of Period	$54,894	$10,658,714	$3,214,911	$1,901,300	$1,957,760	$223,719	$1,231,729	$20,205

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	PGIM Jennison Mid-Cap Growth Fund	PGIM Jennison 20/20 Focus Fund	MassMutual High Yield Fund	JPMorgan Large Cap Growth Fund	JPMorgan Core Bond Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Value Fund
	Sub-Account	Sub-Account (31)	Sub-Account (15)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(8,834)	$(2,477)	$141,499	$(3,461)	$24,337	$(581)	$(18,423)	$648
Net realized gain (loss) on security transactions	(16,988)	(36,223)	41,029	28,410	15,175	1,452	72,133	22,448
Net realized gain distributions	293,637	107,119	-	28,923	12,266	10,946	197,266	76,823
Net unrealized appreciation (depreciation) of investments during the year	(166,673)	(31,189)	1,819	2,536	(83,841)	(4,594)	(366,082)	(1,692)

Net increase (decrease) in net assets resulting from operations	101,142	37,230	184,347	56,408	(32,063)	7,223	(115,106)	98,227

Unit transactions:
Purchases	78,989	25,292	222,593	2,497	179,254	5,261	117,046	34,580
Net transfers	22,917	(273,001)	(110,188)	(196,386)	180,469	(5,383)	(159,776)	139,484
Surrenders for benefit payments and fees	(160,535)	(27,472)	(367,942)	(11)	(683,919)	(122)	(50,794)	(33,049)
Other transactions	(5)		52	(32)	(2)	10	34	(60)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(2)	(2)	-	-	(41)	-	(6)	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(58,636)	(275,183)	(255,485)	(193,932)	(324,239)	(234)	(93,496)	140,955

Net increase (decrease) in net assets	42,506	(237,953)	(71,138)	(137,524)	(356,302)	6,989	(208,602)	239,182

Beginning of Period	968,272	237,953	2,592,123	355,726	2,051,267	52,669	1,683,281	283,963

End of Period	$1,010,778	$-	$2,520,985	$218,202	$1,694,965	$59,658	$1,474,679	$523,145

15	Formerly MassMutual Premier High Yield Fund, Name changed to MassMutual High Yield Fund, Change effective April 30, 2021
31	PGIM Jennison 20/20 Focus Fund merged with PGIM Jennison Focused Growth Fund, effective December 10, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	JPMorgan U.S. Equity Fund	JPMorgan SmartRetirement 2020 Fund	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund	JPMorgan SmartRetirement 2040 Fund	JPMorgan SmartRetirement 2045 Fund	JPMorgan SmartRetirement 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(5,372)	$62,173	$146,477	$165,979	$109,014	$144,525	$69,016	$86,984
Net realized gain (loss) on security transactions	28,288	79,357	91,756	168,796	127,765	118,897	292,311	156,373
Net realized gain distributions	108,700	345,816	840,830	785,524	730,165	973,133	471,480	515,558
Net unrealized appreciation (depreciation) of investments during the year	86,019	(257,929)	(429,398)	(289,872)	(310,642)	(294,576)	(215,321)	(163,371)

Net increase (decrease) in net assets resulting from operations	217,635	229,417	649,665	830,427	656,302	941,979	617,486	595,544

Unit transactions:
Purchases	103,862	293,723	865,004	1,036,039	671,075	964,912	597,225	637,507
Net transfers	111,727	(180,069)	(323,230)	84,872	187,196	104,790	(37,309)	156,935
Surrenders for benefit payments and fees	(81,258)	(2,018,887)	(762,869)	(1,465,850)	(651,415)	(506,094)	(1,178,416)	(548,371)
Other transactions	(34)	(20)	(116)	14	(74)	(2,034)	(11)	(76)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	(46)	(264)	(100)	(53)	(100)	(95)	(121)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	134,297	(1,905,299)	(221,475)	(345,025)	206,729	561,474	(618,606)	245,874

Net increase (decrease) in net assets	351,932	(1,675,882)	428,190	485,402	863,031	1,503,453	(1,120)	841,418

Beginning of Period	740,757	5,141,854	8,660,869	8,680,424	5,162,266	6,258,572	3,965,280	3,623,625

End of Period	$1,092,689	$3,465,972	$9,089,059	$9,165,826	$6,025,297	$7,762,025	$3,964,160	$4,465,043

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	JPMorgan SmartRetirement Income Fund	JPMorgan SmartRetirement 2055 Fund	Loomis Sayles Bond Fund	LKCM Aquinas Catholic Equity Fund	Lord Abbett Affiliated Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth Opportunities fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$18,469	$35,962	$2,605	$(1,995)	$2,299	$11,151	$59,615	$(2,594)
Net realized gain (loss) on security transactions	5,683	63,861	(5,130)	531	9,843	58,519	26,436	719
Net realized gain distributions	77,268	152,775	-	31,374	13,108	275,845	7,434	39,295
Net unrealized appreciation (depreciation) of investments during the year	(34,197)	(22,090)	5,524	23,487	84,772	294,954	(33,340)	(25,137)

Net increase (decrease) in net assets resulting from operations	67,223	230,508	2,999	53,397	110,022	640,469	60,145	12,283

Unit transactions:
Purchases	91,507	494,846	34,447	15,129	36,509	148,001	123,012	14,645
Net transfers	(26,434)	51,018	(137,176)	-	(8,220)	(188,921)	267	(3,592)
Surrenders for benefit payments and fees	(588,444)	(275,524)	(36,682)	-	(66,939)	(351,065)	(417,904)	(228)
Other transactions	(6)	(43)	(38)	(23)	77	136	188	(65)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(4)	(145)	-	-	-	(8)	(47)	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(523,381)	270,152	(139,449)	15,106	(38,573)	(391,857)	(294,484)	10,760

Net increase (decrease) in net assets	(456,158)	500,660	(136,450)	68,503	71,449	248,612	(234,339)	23,043

Beginning of Period	1,454,972	1,362,071	350,984	217,623	483,927	2,443,314	2,342,756	226,363

End of Period	$998,814	$1,862,731	$214,534	$286,126	$555,376	$2,691,926	$2,108,417	$249,406

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Lord Abbett Dividend Growth Fund	Lord Abbett Total Return Fund	Lord Abbett Developing Growth Fund	Lord Abbett International Equity Inv Opt	Lord Abbett Value Opportunities Fund	Clearbridge Value Trust	BMO Mid- Cap Value Fund	MFS® Emerging Markets Debt Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(792)	$137,099	$(15,639)	$3,582	$(26,607)	$19	$1,288	$7,748
Net realized gain (loss) on security transactions	19,677	3,498	71,062	1,337	59,512	7,646	6,595	1,357
Net realized gain distributions	20,150	44,550	153,787	49,654	417,771	35,913	6,674	-
Net unrealized appreciation (depreciation) of investments during the year	26,462	(195,568)	(264,033)	(7,489)	277,591	18,364	144,626	(17,712)

Net increase (decrease) in net assets resulting from operations	65,497	(10,421)	(54,823)	47,084	728,267	61,942	159,183	(8,607)

Unit transactions:
Purchases	31,814	533,571	106,008	41,118	185,704	4,666	11,042	48,647
Net transfers	(6,777)	581,802	69,964	724	101,022	-	24,611	(1,227)
Surrenders for benefit payments and fees	(60,762)	(389,159)	(231,084)	(3,870)	(290,783)	(20,169)	(62,100)	(69,619)
Other transactions	(4)	657	210	(1)	(151)	14	(6)	(27)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(19)	(124)	-	-	(50)	-	(5)	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(35,748)	726,747	(54,902)	37,971	(4,258)	(15,489)	(26,458)	(22,226)

Net increase (decrease) in net assets	29,749	716,326	(109,725)	85,055	724,009	46,453	132,725	(30,833)

Beginning of Period	280,002	6,832,789	1,478,076	418,442	2,810,612	228,489	465,707	273,296

End of Period	$309,751	$7,549,115	$1,368,351	$503,497	$3,534,621	$274,942	$598,432	$242,463

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Massachusetts Investors Growth Stock Fund	MFS High Income Fund	MFS International New Discovery Fund	MFS Mid Cap Growth Fund	MFS New Discovery Fund	MFS Research International Fund	MFS Total Return Fund	MFS Utilities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(2,697)	$30,052	$1,957	$(6,096)	$(2,222)	$11,345	$15,594	$30,158
Net realized gain (loss) on security transactions	292,611	(2,356)	9,969	54,552	375,273	110,349	52,811	66,646
Net realized gain distributions	384,577	-	15,154	30,644	1,104,831	-	161,467	182,879
Net unrealized appreciation (depreciation) of investments during the year	224,402	(7,226)	(11,069)	25,695	(1,376,909)	190,857	68,199	238,808

Net increase (decrease) in net assets resulting from operations	898,893	20,470	16,011	104,795	100,973	312,551	298,071	518,491

Unit transactions:
Purchases	21,459	23,806	26,697	21,255	334,977	338,070	242,979	256,228
Net transfers	(225,786)	930	8,288	(25,936)	(417,906)	9,627	(71,167)	(84,251)
Surrenders for benefit payments and fees	(651,722)	(207,837)	(28,863)	(51,040)	(596,147)	(354,209)	(214,987)	(309,620)
Other transactions	(47)	21	28	(4)	86	(18)	29	47
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(44)	-	(3)	-	(7)	(64)	(50)	(10)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(856,140)	(183,080)	6,147	(55,725)	(678,997)	(6,594)	(43,196)	(137,606)

Net increase (decrease) in net assets	42,753	(162,610)	22,158	49,070	(578,024)	305,957	254,875	380,885

Beginning of Period	3,970,884	854,238	377,740	814,669	6,081,014	2,939,724	2,259,431	4,006,530

End of Period	$4,013,637	$691,628	$399,898	$863,739	$5,502,990	$3,245,681	$2,514,306	$4,387,415

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MFS Value Fund	MFS Total Return Bond Fund	MFS Massachusetts Investors Trust	MFS International Growth Fund	MFS Core Equity Fund	MFS Government Securities Fund	MFS International Intrinsic Value Fund	MFS Technology Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$148,142	$29,733	$800	$(649)	$(6,854)	$33,234	$159,783	$(1,950)
Net realized gain (loss) on security transactions	653,977	81,457	92,875	19,825	261,676	4,081	830,087	32,908
Net realized gain distributions	310,635	13,934	70,393	16,794	206,016	-	1,557,093	29,029
Net unrealized appreciation (depreciation) of investments during the year	2,242,687	(159,393)	46,475	(13,874)	186,052	(150,268)	(178,570)	(31,728)

Net increase (decrease) in net assets resulting from operations	3,355,441	(34,269)	210,543	22,096	646,890	(112,953)	2,368,393	28,259

Unit transactions:
Purchases	777,142	236,211	93,378	38,607	11,814	508,956	914,470	17,593
Net transfers	(441,269)	(38,830)	(94,211)	2,897	(62,631)	80,433	(189,611)	(38,870)
Surrenders for benefit payments and fees	(1,571,641)	(1,415,402)	(169,542)	(9,039)	(597,415)	(253,348)	(3,070,657)	(58,064)
Other transactions	(1,091)	(55)	(73)	1	(25)	(46)	(83)	(7)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(169)	(76)	(26)	(3)	(5)	(234)	(127)	(5)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(1,237,028)	(1,218,152)	(170,474)	32,463	(648,262)	335,761	(2,346,008)	(79,353)

Net increase (decrease) in net assets	2,118,413	(1,252,421)	40,069	54,559	(1,372)	222,808	22,385	(51,094)

Beginning of Period	13,938,509	2,356,688	873,050	258,287	2,910,337	4,602,322	24,358,394	309,189

End of Period	$16,056,922	$1,104,267	$913,119	$312,846	$2,908,965	$4,825,130	$24,380,779	$258,095

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MFS Core Equity Series	MFS Utilities Series	MFS Growth Fund	MFS High Yield Portfolio	BlackRock Global Allocation Fund, Inc.	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage U.S. Total Market Fund	BlackRock Mid- Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)
Operations:
Net investment income (loss)	$-	$1,115	$(6,435)	$1,000	$4,679	$(340)	$(46)	$(1,157)
Net realized gain (loss) on security transactions	-	1,259	14,184	(1,115)	218,369	2,033	105	79,212
Net realized gain distributions	1	3,598	26,495	-	639,499	16,555	8,633	173,267
Net unrealized appreciation (depreciation) of investments during the year	2	7,004	129,836	1,597	(434,450)	3,515	(5,811)	121,114

Net increase (decrease) in net assets resulting from operations	3	12,976	164,080	1,482	428,097	21,763	2,881	372,436

Unit transactions:
Purchases	-	1,950	87,124	577	602,664	7,276	1,032	133,755
Net transfers	-	-	(15,526)	(54,395)	(448,069)	(3)	-	(26,187)
Surrenders for benefit payments and fees	-	(7,091)	(14,924)	(40,967)	(1,224,335)	(6,826)	(9,281)	(394,850)
Other transactions	(3)	(2)	11	(2)	(60)	(35)	(7)	(27)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	-	(49)	-	(10)	-	-	(25)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(3)	(5,143)	56,636	(94,787)	(1,069,810)	412	(8,256)	(287,334)

Net increase (decrease) in net assets	-	7,833	220,716	(93,305)	(641,713)	22,175	(5,375)	85,102

Beginning of Period	3	101,047	698,623	118,129	7,777,850	78,693	26,571	1,639,192

End of Period	$3	$108,880	$919,339	$24,824	$7,136,137	$100,868	$21,196	$1,724,294

6	Formerly BlackRock Mid Cap Dividend Fund, Name changed to BlackRock Mid-Cap Value Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	BlackRock International Dividend Fund	BlackRock Mid Cap Growth Equity Portfolio	Victory Munder Mid- Cap Core Growth Fund	Neuberger Berman Sustainable Equity Fund	Nuveen International Value Fund	The Oakmark International Small Cap Fund	The Oakmark Equity and Income Fund	Invesco Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (22)	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,212	$(7,030)	$(4,797)	$(6,937)	$3,731	$5,775	$(16)	$(6,300)
Net realized gain (loss) on security transactions	22,888	50,317	(27,684)	308,953	939	7,211	1,038	80,436
Net realized gain distributions	12,708	37,924	228,925	176,059	-	-	1,252	260,293
Net unrealized appreciation (depreciation) of investments during the year	1,006	(3,311)	(568)	(103,458)	6,776	67,540	409	(108,593)

Net increase (decrease) in net assets resulting from operations	39,814	77,900	195,876	374,617	11,446	80,526	2,683	225,836

Unit transactions:
Purchases	59,959	113,874	39,082	168,842	12,864	-	2,619	56,817
Net transfers	(34,369)	(27,827)	(20,481)	(18,699)	(474)	-	-	(47,587)
Surrenders for benefit payments and fees	(144,575)	(66,281)	(80,270)	(430,787)	(919)	(35,765)	(3)	(253,960)
Other transactions	92	(15)	15	(574)	(9)	(28)	3	2,351
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(15)	(78)	(4)	(11)	-	-	-	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(118,908)	19,673	(61,658)	(281,229)	11,462	(35,793)	2,619	(242,379)

Net increase (decrease) in net assets	(79,094)	97,573	134,218	93,388	22,908	44,733	5,302	(16,543)

Beginning of Period	392,566	638,697	801,347	1,882,663	102,289	428,801	12,513	1,202,201

End of Period	$313,472	$736,270	$935,565	$1,976,051	$125,197	$473,534	$17,815	$1,185,658

22	Formerly Nuveen NWQ International Value Fund, Name changed to Nuveen International Value Fund, Change effective October 29, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Invesco V. I. Global Fund	Invesco Global Opportunities Fund	Invesco Oppenheimer International Growth Fund	Invesco Main Street Fund	Invesco Global Strategic Income Fund	Invesco Main Street Mid Cap Fund	Invesco Developing Markets Fund	Invesco International Bond Fund
	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(24,836)	$(3,335)	$(6,496)	$(1,905)	$8,789	$(13,638)	$(12,157)	$67,566
Net realized gain (loss) on security transactions	331,884	73,376	54,802	17,002	(11,754)	78,179	324,155	(62,762)
Net realized gain distributions	418,946	18,167	102,174	84,938	-	574,519	167,298	-
Net unrealized appreciation (depreciation) of investments during the year	147,002	(83,437)	(65,930)	15,440	(20,480)	39,396	(764,121)	(408,363)

Net increase (decrease) in net assets resulting from operations	872,996	4,771	84,550	115,475	(23,445)	678,456	(284,825)	(403,559)

Unit transactions:
Purchases	275,619	43,922	127,695	49,635	44,019	230,037	181,315	292,654
Net transfers	35,388	18,851	(24,111)	(33,942)	(152,029)	(22,293)	27,416	178,832
Surrenders for benefit payments and fees	(746,705)	(117,850)	(192,100)	(19,689)	(48,076)	(317,771)	(983,481)	(431,339)
Other transactions	(47)	(14)	20	(39)	(36)	(49)	(268)	(473)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(43)	-	(80)	(23)	(3)	(46)	(19)	(68)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(435,788)	(55,091)	(88,576)	(4,058)	(156,125)	(110,122)	(775,037)	39,606

Net increase (decrease) in net assets	437,208	(50,320)	(4,026)	111,417	(179,570)	568,334	(1,059,862)	(363,953)

Beginning of Period	5,917,047	421,317	887,941	438,111	615,454	3,092,397	4,663,974	3,607,729

End of Period	$6,354,255	$370,997	$883,915	$549,528	$435,884	$3,660,731	$3,604,112	$3,243,776

8	Formerly Invesco Global Fund, Name changed to Invesco V. I. Global Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Invesco Main Street All Cap Fund	Invesco Gold & Special Minerals Fund	Invesco International Diversified Fund	Invesco Rising Dividends Fund	Putnam Focused International Equity Fund	Putnam VT High Yield Fund	Putnam VT Emerging Markets Equity Fund	Putnam VT Sustainable Leaders Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (24)	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(976)	$47,915	$(1,482)	$(133)	$244	$10,633	$(254)	$(2,359)
Net realized gain (loss) on security transactions	175,290	132,459	4,933	42	17,802	(1,124)	4,711	8,889
Net realized gain distributions	202,437	-	22,313	2,366	1,603	-	2,150	40,850
Net unrealized appreciation (depreciation) of investments during the year	(68,725)	(240,495)	(18,465)	1,979	(13,576)	1,392	(12,669)	40,960

Net increase (decrease) in net assets resulting from operations	308,026	(60,121)	7,299	4,254	6,073	10,901	(6,062)	88,340

Unit transactions:
Purchases	91,404	154,904	55,492	1,903	2,137	336	1,450	4,879
Net transfers	(450,477)	101,753	19,967	-	-	-	-	-
Surrenders for benefit payments and fees	(123,365)	(335,327)	(13,315)	(4)	(54,709)	(24,415)	(25,740)	(24,201)
Other transactions	16	(16)	7	-	(12)	9	(14)	24
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(27)	(7)	(56)	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(482,449)	(78,693)	62,095	1,899	(52,584)	(24,070)	(24,304)	(19,298)

Net increase (decrease) in net assets	(174,423)	(138,814)	69,394	6,153	(46,511)	(13,169)	(30,366)	69,042

Beginning of Period	1,602,340	2,004,684	258,259	15,899	56,159	264,851	142,826	395,626

End of Period	$1,427,917	$1,865,870	$327,653	$22,052	$9,648	$251,682	$112,460	$464,668

24	Formerly Putnam Global Equity Fund, Name changed to Putnam VT Focused International Equity Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Putnam VT Small Cap Value Fund	Pioneer Disciplined Value Fund	Pioneer Equity Income Fund	Pioneer Fundamental Growth Fund	Virtus NFJ International Value Fund	Virtus NFJ Small-Cap Value Fund	Virtus NFJ Dividend Value Fund	AMG GW&K MID CAP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account
Operations:
Net investment income (loss)	$(215)	$740	$154	$(985)	$245	$3,306	$16,506	$(30)
Net realized gain (loss) on security transactions	3,713	3,889	4,286	15,527	571	(29,447)	(27,402)	135
Net realized gain distributions	-	56,663	5,679	17,736	-	65,796	179,522	908
Net unrealized appreciation (depreciation) of investments during the year	64,650	483	(46,009)	(9,747)	1,119	152,013	678,131	1,743

Net increase (decrease) in net assets resulting from operations	68,148	61,775	(35,890)	22,531	1,935	191,668	846,757	2,756

Unit transactions:
Purchases	4,198	33,361	6,225	5,983	1,792	47,937	392,667	801
Net transfers	68,450	23,315	31,436	(2,629)	(539)	(8,475)	(179,482)	(41,639)
Surrenders for benefit payments and fees	(24,302)	(15,498)	(25,034)	(45,160)	(901)	(105,781)	(750,063)	-
Other transactions	(20)	(5)	48,891	3	-	8	(58)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	(2)	-	(6)	-	(8)	(107)	-
Net annuity transactions	(17,737)	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	30,589	41,171	61,518	(41,809)	352	(66,319)	(537,043)	(40,838)

Net increase (decrease) in net assets	98,737	102,946	25,628	(19,278)	2,287	125,349	309,714	(38,082)

Beginning of Period	165,866	198,777	52,583	124,570	21,104	843,659	3,302,393	38,082

End of Period	$264,603	$301,723	$78,211	$105,292	$23,391	$969,008	$3,612,107	$-

2	Formerly AllianzGI International Value Fund, Name changed to Virtus NFJ International Value Fund, Change effective February 1, 2021
3	Formerly AllianzGI Small-Cap Value Fund, Name changed to Virtus NFJ Small-Cap Value Fund, Change effective February 1,2021
4	Formerly AllianzGI Dividend Value Fund, Name changed to Virtus NFJ Dividend Value Fund, Change effective February 1, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	PIMCO Total Return Fund	PIMCO Emerging Markets Bond Fund	PIMCO Real Return Fund	Pioneer Fund	Pioneer High Yield Fund	Pioneer Strategic Income Fund	Pioneer Mid Cap Value Fund	Pioneer Select Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$219,751	$15,044	$474,456	$(8,408)	$35,126	$141,518	$(2,637)	$(12,177)
Net realized gain (loss) on security transactions	(43,998)	(65)	180,134	62,100	1,169	26,843	70,426	25,205
Net realized gain distributions	-	-	-	134,876	-	238,593	133,378	147,515
Net unrealized appreciation (depreciation) of investments during the year	(478,842)	(30,885)	(135,317)	21,678	12,211	(318,598)	85,735	(73,644)

Net increase (decrease) in net assets resulting from operations	(303,089)	(15,906)	519,273	210,246	48,506	88,356	286,902	86,899

Unit transactions:
Purchases	1,442,908	29,482	659,822	123,829	67,568	520,118	100,577	67,420
Net transfers	391,371	32,272	(12,991)	(36,454)	16,821	165,908	(230,423)	5,711
Surrenders for benefit payments and fees	(2,332,853)	(36,164)	(1,923,696)	(220,551)	(118,946)	(395,841)	(210,514)	(50,744)
Other transactions	(16)	(31)	2,351	5	59	7	(20)	(4)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(319)	-	(280)	(50)	(49)	(170)	(77)	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(498,909)	25,559	(1,274,794)	(133,221)	(34,547)	290,022	(340,457)	22,383

Net increase (decrease) in net assets	(801,998)	9,653	(755,521)	77,025	13,959	378,378	(53,555)	109,282

Beginning of Period	16,929,365	469,321	11,256,882	881,938	1,012,796	4,760,627	1,186,812	1,323,451

End of Period	$16,127,367	$478,974	$10,501,361	$958,963	$1,026,755	$5,139,005	$1,133,257	$1,432,733

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	PIMCO Total Return ESG Fund	Putnam Large Cap Value Fund	Putnam High Yield Fund	Putnam International Equity Fund	Putnam Sustainable Leaders Fund	Putnam International Capital Opportunities Fund	Putnam Small Cap Growth Fund	Royce Total Return Fund
	Sub-Account	Sub-Account (23)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$58,209	$17,618	$32,088	$3,898	$(4)	$1,034	$(1,953)	$(805)
Net realized gain (loss) on security transactions	(7,950)	60,586	3,671	3,976	5	13,272	17,511	(2,232)
Net realized gain distributions	28,257	156,059	-	40,300	196	27,642	41,908	289,057
Net unrealized appreciation (depreciation) of investments during the year	(112,330)	126,021	609	(18,808)	111	(9,212)	(25,261)	(55,527)

Net increase (decrease) in net assets resulting from operations	(33,814)	360,284	36,368	29,366	308	32,736	32,205	230,493

Unit transactions:
Purchases	237,072	184,004	104,212	-	403	41,472	33,465	129,424
Net transfers	1,223,953	1,746,356	132,438	2,723	-	7,032	66,922	95,141
Surrenders for benefit payments and fees	(48,689)	(300,129)	(55,594)	(12,794)	(4)	(68,834)	(43,705)	(109,439)
Other transactions	(45)	(71)	(87)	(9)	2	(7)	(39)	(70)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	(169)	(6)	-	-	-	(15)	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	1,412,291	1,629,991	180,963	(10,080)	401	(20,337)	56,628	115,056

Net increase (decrease) in net assets	1,378,477	1,990,275	217,331	19,286	709	12,399	88,833	345,549

Beginning of Period	2,350,550	806,323	875,931	347,824	1,327	249,884	231,763	865,416

End of Period	$3,729,027	$2,796,598	$1,093,262	$367,110	$2,036	$262,283	$320,596	$1,210,965

23	Formerly Putnam Equity Income Fund, Name changed to Putnam Large Cap Value Fund, Change effective March 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Royce Smaller- Companies Growth Fund	Royce Small- Cap Value Fund	Columbia Large Cap Value Fund	Virtus Ceredex Small-Cap Value Equity Fund	Virtus Ceredex Mid- Cap Value Equity Fund	Virtus Ceredex Large-Cap Value Equity Fund	DWS RREEF Real Estate Securities Fund	DWS CROCI Equity Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(2,377)	$(1,794)	$946	$203	$(6,611)	$(108)	$53	$3,570
Net realized gain (loss) on security transactions	7,271	16,864	9,322	(12,355)	39,531	4,829	28	8,232
Net realized gain distributions	152,505	7,064	7,087	92,324	161,758	914	1,595	13,425
Net unrealized appreciation (depreciation) of investments during the year	(112,729)	26,807	8,202	71,940	17,925	(526)	6,166	9,229

Net increase (decrease) in net assets resulting from operations	44,670	48,941	25,557	152,112	212,603	5,109	7,842	34,456

Unit transactions:
Purchases	9,405	23,524	9,663	59,898	82,948	4,025	-	11,119
Net transfers	10,000	(933)	(8,121)	(204,954)	114,550	(1,999)	-	-
Surrenders for benefit payments and fees	(54,392)	(132,413)	(4,898)	(134,419)	(117,039)	(37,391)	-	(39,867)
Other transactions	33	(14)	(11)	3	8	(12)	(7)	10
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(6)	(4)	-	(2)	(11)	-	-	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(34,960)	(109,840)	(3,367)	(279,474)	80,456	(35,377)	(7)	(28,738)

Net increase (decrease) in net assets	9,710	(60,899)	22,190	(127,362)	293,059	(30,268)	7,835	5,718

Beginning of Period	588,575	191,118	117,615	737,112	742,325	31,080	18,974	198,756

End of Period	$598,285	$130,219	$139,805	$609,750	$1,035,384	$812	$26,809	$204,474

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	DWS Capital Growth Fund	DWS Enhanced Emerging Markets Fixed Income	SSgA S&P 500 Index Fund	DWS Core Equity VIP	DWS International Growth Fund	MassMutual Overseas Fund	MassMutual Total Return Bond Fund	MassMutual Blue Chip Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (38)	Sub-Account (20)	Sub-Account
Operations:
Net investment income (loss)	$(951)	$343	$29,792	$12	$1,883	$1,639	$1,252	$(16)
Net realized gain (loss) on security transactions	142	(48)	114,704	97	13,380	14,639	612	1,445,878
Net realized gain distributions	7,579	-	297,014	959	3,088	27,659	463	8,371,689
Net unrealized appreciation (depreciation) of investments during the year	5,983	(581)	306,338	3,651	(4,987)	(8,493)	(7,900)	(2,248,964)

Net increase (decrease) in net assets resulting from operations	12,753	(286)	747,848	4,719	13,364	35,444	(5,573)	7,568,587

Unit transactions:
Purchases	30,735	976	201,358	-	11,310	52,720	20,560	934,110
Net transfers	49,273	-	285,698	-	(4,986)	(8,064)	1,065	(1,621,642)
Surrenders for benefit payments and fees	(73)	(1,522)	(480,904)	(388)	(25,605)	(41,017)	(87,496)	(5,735,521)
Other transactions	6	(2)	(165)	(22)	(10)	(10)	5	(265)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	-	(39)	-	-	-	(27)	(69)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	79,941	(548)	5,948	(410)	(19,291)	3,629	(65,893)	(6,423,387)

Net increase (decrease) in net assets	92,694	(834)	753,796	4,309	(5,927)	39,073	(71,466)	1,145,200

Beginning of Period	30,635	11,256	2,565,747	19,542	205,750	289,708	306,916	45,574,697

End of Period	$123,329	$10,422	$3,319,543	$23,851	$199,823	$328,781	$235,450	$46,719,897

20	Formerly MassMutual Select Total Return Bond Fund, Name changed to MassMutual Total Return Bond Fund, Change effective April 30, 2021
38	Formerly Select Overseas Fund, Name changed to MassMutual Overseas Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MassMutual Mid Cap Growth Fund	MassMutual Strategic Bond Fund	ClearBridge Appreciation Fund	ClearBridge Aggressive Growth Fund	ClearBridge All Cap Value Fund	ClearBridge Mid Cap Fund	ClearBridge Small Cap Growth Fund	Thornburg International Equity Fund
	Sub-Account (39)	Sub-Account (40)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)
Operations:
Net investment income (loss)	$(1,346)	$162,791	$(2,020)	$(606)	$(11)	$(9,357)	$(9,631)	$12,171
Net realized gain (loss) on security transactions	75,742	(49,607)	24,388	179	(3)	51,223	53,469	118,077
Net realized gain distributions	373,846	80,352	43,325	12,660	3,391	217,273	141,884	375,158
Net unrealized appreciation (depreciation) of investments during the year	(189,696)	(266,113)	83,709	(8,771)	3,702	159,045	(53,032)	(282,673)

Net increase (decrease) in net assets resulting from operations	258,546	(72,577)	149,402	3,462	7,079	418,184	132,690	222,733

Unit transactions:
Purchases	159,621	375,116	31,443	11,849	13	161,728	116,697	203,124
Net transfers	256,419	(894,392)	(6,683)	-	203	(29,670)	(4,385)	(101,604)
Surrenders for benefit payments and fees	(239,590)	(357,387)	(74,355)	(1,088)	(18)	(127,786)	(59,582)	(570,966)
Other transactions	35	(6)	32	(1)	(7)	(61)	(75)	(40)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(5)	(8)	-	(5)	-	(31)	(9)	(24)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	176,480	(876,677)	(49,563)	10,755	191	4,180	52,646	(469,510)

Net increase (decrease) in net assets	435,026	(949,254)	99,839	14,217	7,270	422,364	185,336	(246,777)

Beginning of Period	1,592,490	5,169,343	670,259	49,254	28,928	1,501,438	1,178,168	3,462,480

End of Period	$2,027,516	$4,220,089	$770,098	$63,471	$36,198	$1,923,802	$1,363,504	$3,215,703

14	Formerly Thornburg International Value Fund, Name changed to Thornburg International Equity Fund, Change effective February 1, 2021
39	Formerly Select T. Rowe Price/Frontier MC Gr II Fund, Name changes to MassMutual Mid Cap Growth Fund, Change effective April 30, 2021
40	Formerly Select Western Strategic Bond Fund, Name changed to MassMutual Strategic Bond Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Thornburg Small/Mid Cap Core Fund	Thornburg Small/Mid Cap Growth Fund	Timothy Plan Large/Mid Cap Value Fund	T. Rowe Price Growth Stock Fund, Inc.	T. Rowe Price Equity Income Fund	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Retirement 2030 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(2,811)	$(7,839)	$(1,680)	$(72,688)	$3,778	$2,311	$37,136	$(27,437)
Net realized gain (loss) on security transactions	45,454	63,806	285	675,378	76,358	21,997	278,397	564,625
Net realized gain distributions	182,293	336,896	11,724	784,815	85,207	58,336	1,145,649	1,499,950
Net unrealized appreciation (depreciation) of investments during the year	(146,333)	(438,879)	40,092	(14,745)	118,411	(37,492)	(435,004)	135,342

Net increase (decrease) in net assets resulting from operations	78,603	(46,016)	50,421	1,372,760	283,754	45,152	1,026,178	2,172,480

Unit transactions:
Purchases	61,276	67,749	23,059	911,831	135,958	50,661	601,262	1,677,774
Net transfers	(1,494)	(24,452)	30,562	418,321	9,980	(34,690)	(285,500)	(160,615)
Surrenders for benefit payments and fees	(84,546)	(87,491)	(1)	(1,372,582)	(589,939)	(276,447)	(1,983,602)	(2,526,052)
Other transactions	(67)	36	(41)	(35)	-	(11)	(3)	26
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(39)	(42)	-	(100)	(26)	(2)	(43)	(256)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(24,870)	(44,200)	53,579	(42,565)	(444,027)	(260,489)	(1,667,886)	(1,009,123)

Net increase (decrease) in net assets	53,733	(90,216)	104,000	1,330,195	(160,273)	(215,337)	(641,708)	1,163,357

Beginning of Period	595,675	1,016,176	181,719	7,577,668	1,460,515	781,679	11,866,646	18,072,702

End of Period	$649,408	$925,960	$285,719	$8,907,863	$1,300,242	$566,342	$11,224,938	$19,236,059

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Retirement Balanced Fund	UBS Global Allocation Fund	Vanguard Small-Cap Index Fund	Vanguard Mid-Cap Index Fund	Vanguard Total Bond Market Index Fund	Victory Diversified Stock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(50,157)	$(34,601)	$8,255	$21	$54,736	$32,702	$20,922	$(3,583)
Net realized gain (loss) on security transactions	438,277	234,545	4,978	26	190,200	168,393	2,845	22,797
Net realized gain distributions	751,611	427,254	102,194	2,898	-	-	2,374	66,532
Net unrealized appreciation (depreciation) of investments during the year	322,118	318,355	(45,100)	(1,795)	455,726	397,319	(46,129)	58,146

Net increase (decrease) in net assets resulting from operations	1,461,849	945,553	70,327	1,150	700,662	598,414	(19,988)	143,892

Unit transactions:
Purchases	1,279,745	1,145,240	64,488	2,042	3,010	1,608	2,117	28,651
Net transfers	113,963	(146,058)	23,053	-	(53,652)	(21,676)	24,247	(67,675)
Surrenders for benefit payments and fees	(1,698,654)	(731,101)	(45,075)	(12)	(332,754)	(310,652)	(82,540)	(89,930)
Other transactions	18	(172)	94	11	(4)	(9)	25	(31)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(405)	(52)	-	-	(9)	(9)	(4)	(25)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(305,333)	267,857	42,560	2,041	(383,409)	(330,738)	(56,155)	(129,010)

Net increase (decrease) in net assets	1,156,516	1,213,410	112,887	3,191	317,253	267,676	(76,143)	14,882

Beginning of Period	9,938,512	5,955,910	981,343	16,142	4,036,207	2,582,602	1,182,329	507,262

End of Period	$11,095,028	$7,169,320	$1,094,230	$19,333	$4,353,460	$2,850,278	$1,106,186	$522,144

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Victory Special Value Fund	Victory Sycamore Small Company Opportunity Fund	Victory Sycamore Established Value Fund	Invesco Comstock Fund	Invesco Equity and Income Fund	Invesco Growth and Income Fund	Invesco Quality Income Fund	Invesco Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(9,084)	$(16,416)	$153,870	$40,042	$131,660	$4,505	$31	$(8,156)
Net realized gain (loss) on security transactions	69,128	191,758	2,766,359	612,021	342,703	57,198	(28)	54,677
Net realized gain distributions	193,930	434,550	638,845	248,964	1,622,107	381,266	-	140,789
Net unrealized appreciation (depreciation) of investments during the year	85,167	190,202	(801,750)	404,009	258,113	84,992	(53)	68,358

Net increase (decrease) in net assets resulting from operations	339,141	800,094	2,757,324	1,305,036	2,354,583	527,961	(50)	255,668

Unit transactions:
Purchases	60,495	362,822	554,536	197,237	417,784	174,325	1,136	96,566
Net transfers	28,025	(185,868)	(968,666)	(1,819,705)	(189,017)	(33,893)	(1,782)	165,127
Surrenders for benefit payments and fees	(205,884)	(444,245)	(1,132,308)	(648,868)	(1,600,587)	(346,172)	(5)	(243,581)
Other transactions	6	120	(131)	85	(58)	8	1	98
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(7)	(75)	(25)	(118)	(292)	(37)	-	(35)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(117,365)	(267,246)	(1,546,594)	(2,271,369)	(1,372,170)	(205,769)	(650)	18,175

Net increase (decrease) in net assets	221,776	532,848	1,210,730	(966,333)	982,413	322,192	(700)	273,843

Beginning of Period	1,099,019	3,366,300	9,135,280	4,681,082	13,921,780	2,015,688	1,939	711,116

End of Period	$1,320,795	$3,899,148	$10,346,010	$3,714,749	$14,904,193	$2,337,880	$1,239	$984,959

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Invesco American Value Fund	Invesco Value Opportunities Fund	Invesco Diversified Dividend Fund	Invesco American Franchise Fund	Invesco Global Core Equity Fund	Vanguard 500 Index Fund	Allspring International Equity Fund	Allspring Core Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (26)	Sub-Account (27)
Operations:
Net investment income (loss)	$(4,463)	$1,430	$8,613	$(6,006)	$(234)	$110,360	$587	$(9)
Net realized gain (loss) on security transactions	33,482	9,959	9,531	40,121	82	264,937	90	238
Net realized gain distributions	66,225	52,674	97,545	215,417	3,357	-	-	716
Net unrealized appreciation (depreciation) of investments during the year	38,900	122,154	(18,067)	(138,422)	6,082	1,642,121	2,131	(3,360)

Net increase (decrease) in net assets resulting from operations	134,144	186,217	97,622	111,110	9,287	2,017,418	2,808	(2,415)

Unit transactions:
Purchases	56,105	867	46,391	19,989	5,278	8,082	247	12,380
Net transfers	(25,388)	(736)	(7,991)	(313)	-	152,997	-	-
Surrenders for benefit payments and fees	(77,243)	(19,651)	(139,194)	(54,247)	(13)	(477,562)	(403)	(14,232)
Other transactions	(47)	(23)	15	(71)	(19)	-	2	(12)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(2)	-	(37)	-	-	(23)	-	(3)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(46,575)	(19,543)	(100,816)	(34,642)	5,246	(316,506)	(154)	(1,867)

Net increase (decrease) in net assets	87,569	166,674	(3,194)	76,468	14,533	1,700,912	2,654	(4,282)

Beginning of Period	524,006	530,792	516,498	959,536	63,201	7,233,185	53,504	85,590

End of Period	$611,575	$697,466	$513,304	$1,036,004	$77,734	$8,934,097	$56,158	$81,308

26	Formerly Wells Fargo International Equity Fund, Name changed to Allspring International Equity Fund, Change effective December 6, 2021
27	Formerly Wells Fargo Core Bond Fund, Name changed to Allspring Core Bond Fund, Change effective December 6, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Columbia Seligman Technology and Information Fund	Columbia Seligman Global Technology Fund	Columbia Select Small Cap Value Fund	TIAA-CREF Large Cap Value Index Fund	TIAA-CREF Large Cap Growth Fund	TIAA-CREF Bond Index Fund	TIAA-CREF Equity Index Fund	MassMutual Equity Opportunities Fund
	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (21)
Operations:
Net investment income (loss)	$(6,091)	$(5,352)	$(3)	$62,188	$21,198	$4,252	$42,192	$22,653
Net realized gain (loss) on security transactions	54,617	134,686	-	120,475	388,737	(2,289)	859,036	55,694
Net realized gain distributions	113,148	84,679	29	79,129	373,327	799	48,861	215,677
Net unrealized appreciation (depreciation) of investments during the year	149,454	49,700	103	593,439	327,547	(15,228)	247,184	119,722

Net increase (decrease) in net assets resulting from operations	311,128	263,713	129	855,231	1,110,809	(12,466)	1,197,273	413,746

Unit transactions:
Purchases	44,982	50,485	-	302,680	361,202	59,437	512,404	135,879
Net transfers	(14,033)	(110,106)	-	(178,200)	(319,657)	13,535	(253,895)	37,392
Surrenders for benefit payments and fees	(104,918)	(129,318)	(1)	(238,053)	(363,300)	(33,037)	(639,279)	(283,206)
Other transactions	19	14	(5)	(10)	(59)	(8)	27	2
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	(81)	(41)	-	(48)	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(73,950)	(188,925)	(6)	(113,664)	(321,855)	39,927	(380,791)	(109,933)

Net increase (decrease) in net assets	237,178	74,788	123	741,567	788,954	27,461	816,482	303,813

Beginning of Period	843,168	726,409	413	3,532,610	4,224,733	446,387	4,870,357	1,893,649

End of Period	$1,080,346	$801,197	$536	$4,274,177	$5,013,687	$473,848	$5,686,839	$2,197,462

7	Formerly Columbia Seligman Communications and Information Fund, Name changed to Columbia Seligman Technology and Information Fund, Change effective June 9, 2021
21	Formerly MassMutual Select Equity Opportunities Fund, Name changed to MassMutual Equity Opportunities Fund, Change effective June 9, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MM MSCI EAFE® International Index Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$14,328	$14,896	$54,748	$36,597	$39,106	$63,453	$32,543	$19,713
Net realized gain (loss) on security transactions	69,811	35,078	58,667	71,564	32,921	111,203	125,547	87,498
Net realized gain distributions	31,627	54,334	209,675	159,114	173,963	286,341	181,261	92,526
Net unrealized appreciation (depreciation) of investments during the year	(63,544)	(62,072)	(152,767)	(54,429)	(48,311)	(90,082)	(118,261)	(72,538)

Net increase (decrease) in net assets resulting from operations	52,222	42,236	170,323	212,846	197,679	370,915	221,090	127,199

Unit transactions:
Purchases	84,292	84,098	263,828	216,592	167,549	474,979	206,696	150,070
Net transfers	20,571	(56)	307,538	2,183	(35,549)	(92,749)	7,416	(3,312)
Surrenders for benefit payments and fees	(101,311)	(44,702)	(128,284)	(535,646)	(127,200)	(321,836)	(271,622)	(63,682)
Other transactions	(22)	(5)	(18)	(23)	(19)	17	(10)	(27)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(59)	-	-	-	(29)	-	-	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	3,471	39,335	443,064	(316,894)	4,752	60,411	(57,520)	83,049

Net increase (decrease) in net assets	55,693	81,571	613,387	(104,048)	202,431	431,326	163,570	210,248

Beginning of Period	529,429	654,363	1,802,856	2,044,881	1,512,957	2,432,016	1,293,701	732,155

End of Period	$585,122	$735,934	$2,416,243	$1,940,833	$1,715,388	$2,863,342	$1,457,271	$942,403

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund	American Century Heritage Fund	ClearBridge Small Cap Value Fund	North Square Oak Ridge Small Cap Growth Fund	Invesco Intermediate Bond Factor Fund	MassMutual Strategic Emerging Markets Fund	MassMutual Small Cap Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (16)	Sub-Account (17)
Operations:
Net investment income (loss)	$12,620	$11,634	$(9,679)	$(45)	$(2,222)	$34	$(92)	$(1,156)
Net realized gain (loss) on security transactions	9,732	66,161	51,045	828	(12,663)	(56)	17	93,987
Net realized gain distributions	43,367	50,848	182,785	560	23,972	-	1,383	88,431
Net unrealized appreciation (depreciation) of investments during the year	(35,413)	(56,756)	(79,309)	1,793	9,438	(320)	(2,408)	(1,001)

Net increase (decrease) in net assets resulting from operations	30,306	71,887	144,842	3,136	18,525	(342)	(1,100)	180,261

Unit transactions:
Purchases	30,167	117,250	81,060	2,619	26,157	3,182	1,044	57,111
Net transfers	(19,071)	(3,582)	(92,958)	(3,038)	2,217	(5,896)	(4)	79,534
Surrenders for benefit payments and fees	(46,404)	(40,924)	(92,323)	(148)	(143,014)	(907)	(7)	(185,183)
Other transactions	(12)	(41)	55	(12)	10	-	7	(16)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	-	(30)	(2)	-	-	-	(25)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(35,320)	72,703	(104,196)	(581)	(114,630)	(3,621)	1,040	(48,579)

Net increase (decrease) in net assets	(5,014)	144,590	40,646	2,555	(96,105)	(3,963)	(60)	131,682

Beginning of Period	491,152	395,947	1,448,395	9,510	279,655	12,811	10,783	829,488

End of Period	$486,138	$540,537	$1,489,041	$12,065	$183,550	$8,848	$10,723	$961,170

16	Formerly MassMutual Premier Strategic Emerging Markets Fund, Name changed to MassMutual Strategic Emerging Markets Fund, Change effective April 30, 2021
17	Formerly MassMutual Premier Small Cap Opportunities Fund, Name changed to MassMutual Small Cap Opportunities Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MassMutual Small Cap Growth Equity Fund	Fidelity VIP Freedom 2035 Portfolio	Fidelity VIP Freedom 2050 Portfolio	Delaware Ivy Small Cap Growth Fund	JPMorgan Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund	T. Rowe Price Retirement 2060 Fund	MSIF Global Opportunity Portfolio
	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$-	$289	$1	$4,198	$-	$(14,657)	$(294)	$(1,718)
Net realized gain (loss) on security transactions	92,051	16,356	-	25,576	71,064	240,055	3,991	15,625
Net realized gain distributions	986,925	2,414	23	171,901	178,224	257,698	3,023	9,117
Net unrealized appreciation (depreciation) of investments during the year	(752,512)	(12,343)	71	(174,789)	(24,823)	(187,607)	2,901	(22,749)

Net increase (decrease) in net assets resulting from operations	326,464	6,716	95	26,886	224,465	295,489	9,621	275

Unit transactions:
Purchases	536	-	-	86,407	2,491	116,510	44,374	14,783
Net transfers	(118,737)	(51,731)	-	108,412	(20,733)	106,093	(53)	(1,589)
Surrenders for benefit payments and fees	(198,089)	(13)	-	(50,208)	(292,856)	(726,567)	(20,357)	(30,758)
Other transactions	(5)	(10)	4	7	2	(22)	-	(25)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(12)	-	-	(40)	(6)	(17)	-	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(316,307)	(51,754)	4	144,578	(311,102)	(504,003)	23,964	(17,589)

Net increase (decrease) in net assets	10,157	(45,038)	99	171,464	(86,637)	(208,514)	33,585	(17,314)

Beginning of Period	3,298,004	57,592	558	738,466	2,234,868	1,847,701	55,529	204,194

End of Period	$3,308,161	$12,554	$657	$909,930	$2,148,231	$1,639,187	$89,114	$186,880

11	Formerly Ivy Small Cap Growth Fund, Name changed to Delaware IVY Small Cap Growth, Change effective January 7, 2021
19	Formerly MassMutual Select Small Cap Growth Equity Fund, Name changed to MassMutual Small Cap Growth Equity Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	JPMorgan U.S. Government Money Market Fund	American Century U.S. Government Money Market Fund	Invesco Balanced- Risk Commodity Strategy Fund	Putnam Growth Opportunities Fund	John Hancock New Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund	Columbia Large Cap Growth Opportunity Fund	JPMorgan SmartRetirement 2060 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (34)
Operations:
Net investment income (loss)	$(8,938)	$(3,882)	$2,021	$(58)	$(4,321)	$1,197	$(10,735)	$6
Net realized gain (loss) on security transactions	-	-	36	32	18,182	18	51,324	-
Net realized gain distributions	-	-	-	434	48,962	3,855	377,452	12
Net unrealized appreciation (depreciation) of investments during the year	-	-	(204)	484	16,021	430	(232,817)	(13)

Net increase (decrease) in net assets resulting from operations	(8,938)	(3,882)	1,853	892	78,844	5,500	185,224	5

Unit transactions:
Purchases	164,161	87,567	4,603	337	10,898	13,636	85,799	245
Net transfers	132,780	(435,213)	-	-	9,314	-	44,217	-
Surrenders for benefit payments and fees	(581,552)	(414,637)	(129)	(16)	(60,239)	(10)	(179,147)	(1)
Other transactions	(8)	(18)	(4)	2	(20)	(8)	3	6
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	(118)	(2)	-	-	-	-	(10)	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(284,737)	(762,303)	4,470	323	(40,047)	13,618	(49,138)	250

Net increase (decrease) in net assets	(293,675)	(766,185)	6,323	1,215	38,797	19,118	136,086	255

Beginning of Period	899,282	1,094,560	9,774	3,996	588,772	28,113	1,045,174	-

End of Period	$605,607	$328,375	$16,097	$5,211	$627,569	$47,231	$1,181,260	$255

34	JPMorgan SmartRetirement 2060 Fund. Funded as of August 24, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Victory RS Value Fund	Pioneer Global Equity Fund	BlackRock Advantage Small Cap Growth Fund	MassMutual Select T.Rowe Price Retire 2025 Fund	MassMutual Select T.Rowe Price Retire 2030 Fund	MassMutual Select T.Rowe Price Retire 2035 Fund	MassMutual Select T.Rowe Price Retire 2040 Fund	MassMutual Select T.Rowe Price Retire 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (35)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$7,938	$19,500	$(7,114)	$12	$76	$(41)	$148	$97
Net realized gain (loss) on security transactions	(6,694)	68,133	43,641	-	2	12,972	1	3
Net realized gain distributions	219,784	244,949	219,149	31	189	853	217	108
Net unrealized appreciation (depreciation) of investments during the year	204,638	(34,018)	(222,755)	(37)	(79)	(7,677)	(190)	44

Net increase (decrease) in net assets resulting from operations	425,666	298,564	32,921	6	188	6,107	176	252

Unit transactions:
Purchases	2,415	110,747	87,010	439	1,316	7,223	4,350	1,316
Net transfers	(5,134)	(6,946)	42,613	-	-	-	-	-
Surrenders for benefit payments and fees	(245,877)	(162,683)	(351,597)	(3)	(10)	(52,050)	(3)	(10)
Other transactions	3	20	(3)	(1)	(5)	(1)	(3)	(7)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	(14)	(8)	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(248,593)	(58,876)	(221,985)	435	1,301	(44,828)	4,344	1,299

Net increase (decrease) in net assets	177,073	239,688	(189,064)	441	1,489	(38,721)	4,520	1,551

Beginning of Period	1,659,043	1,332,099	1,044,172	-	1,679	56,525	570	1,698

End of Period	$1,836,116	$1,571,787	$855,108	$441	$3,168	$17,804	$5,090	$3,249

35	MassMutual Select T.Rowe Price Retire 2025 Fund. Funded as of December 13, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MassMutual Select T.Rowe Price Retire 2060 Fund	BlackRock S&P 500 Index V.I. Fund	Hartford International Equity Fund	BNY Mellon Insight Core Plus Fund	Keeley Small Cap Dividend Value Fund	Hartford Global Impact Fund	Invesco Dividend Income Fund	AB Sustainable Global Thematic Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$83	$103,482	$5,495	$14,228	$3,081	$(370)	$83	$-
Net realized gain (loss) on security transactions	1,651	821,124	2,850	25,758	43,441	889	17	103,726
Net realized gain distributions	180	1,066,532	6,737	6,543	62,845	939	439	230,939
Net unrealized appreciation (depreciation) of investments during the year	(745)	1,480,457	11,004	(60,937)	44,206	1,886	877	177,589

Net increase (decrease) in net assets resulting from operations	1,169	3,471,595	26,086	(14,408)	153,573	3,344	1,416	512,254

Unit transactions:
Purchases	6,254	495,597	42,591	10,982	15,381	5,542	729	167,866
Net transfers	-	33,951	(127)	-	(42,838)	940	-	207,940
Surrenders for benefit payments and fees	(8,930)	(1,378,158)	(9,466)	(376,820)	(166,938)	(1,394)	(9)	(158,816)
Other transactions	(4)	(98)	(4)	1	6	(5)	(13)	(9)
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	(233)	-	-	(5)	(2)	-	-
Net annuity transactions	-	(18,764)	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(2,680)	(867,705)	32,994	(365,837)	(194,394)	5,081	707	216,981

Net increase (decrease) in net assets	(1,511)	2,603,890	59,080	(380,245)	(40,821)	8,425	2,123	729,235

Beginning of Period	6,373	13,296,015	475,829	1,002,594	669,732	33,063	7,638	2,042,937

End of Period	$4,862	$15,899,905	$534,909	$622,349	$628,911	$41,488	$9,761	$2,772,172

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Virtus AllianzGI Water Fund	MassMutual Global Fund	Columbia Acorn International Select Fund	AMG GW&K Small/ Mid Cap	PGIM Jennison Focused Growth Fund	NexPoint Merger Arbitrage Fund	MM Russell 2000® Small Cap Index Fund	MM S&P 500® Index Fund
	Sub-Account (5)	Sub-Account (18)	Sub-Account	Sub-Account (30) (33)	Sub-Account (31) (37)	Sub-Account (36) (41)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$20,417	$-	$(14)	$(351)	$(153)	$344	$(1,404)	$(8,109)
Net realized gain (loss) on security transactions	55,296	10,166	147	266	(32)	8	9,101	475,352
Net realized gain distributions	96,942	6,510	197	2,807	-	1,704	46,465	169,499
Net unrealized appreciation (depreciation) of investments during the year	130,822	(7,068)	153	4,393	(4,642)	7	(28,913)	38,411

Net increase (decrease) in net assets resulting from operations	303,477	9,608	483	7,115	(4,827)	2,063	25,249	675,153

Unit transactions:
Purchases	103,735	2,176	-	7,743	788	11,075	44,858	251,757
Net transfers	228,684	(69,058)	-	41,639	296,681	-	33,302	(472,539)
Surrenders for benefit payments and fees	(102,364)	-	(757)	(2,152)	(530)	(64)	(19,127)	(1,936,464)
Other transactions	(23)	(9)	(9)	6	(11)	60,663	13	25
Death benefits	-	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	(6)	(17)
Net annuity transactions	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	230,032	(66,891)	(766)	47,236	296,928	71,674	59,040	(2,157,238)

Net increase (decrease) in net assets	533,509	(57,283)	(283)	54,351	292,101	73,737	84,289	(1,482,085)

Beginning of Period	1,025,597	119,249	5,421	-	-	-	192,263	3,080,308

End of Period	$1,559,106	$61,966	$5,138	$54,351	$292,101	$73,737	$276,552	$1,598,223

5	Formerly AllianzGI Global Water Fund, Name changed to Virtus AllianzGI Water Fund, Change effective February 1, 2021
18	Formerly MassMutual Premier Global Fund, Name changed to MassMutual Global Fund, Change effective April 30, 2021
30	AMG GW&K MID CAP Fund merged with AMG GW&K Small/Mid Cap, effective March 5, 2021
31	PGIM Jennison 20/20 Focus Fund merged with PGIM Jennison Focused Growth Fund, effective December 10, 2021
33	AMG GW&K Small/Mid Cap. Funded as of March 5, 2021
36	Highland Socially Responsible Equity Fund merged with NexPoint Merger Arbitrage Fund, effective March 5, 2021
37	PGIM Jennison Focused Growth Fund. Funded as of December 12, 2021
41	NexPoint Merger Arbitrage Fund. Funded as of March 5, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MM S&P Mid Cap Index Fund	Russell Balanced Strategy Fund	Russell Conservative Strategy Fund	Russell Equity Growth Strategy Fund	Russell Growth Strategy Fund	Russell Moderate Strategy Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(2,184)	$5,757	$191	$1	$20,931	$10,268
Net realized gain (loss) on security transactions	155,824	5,498	1	-	669	299
Net realized gain distributions	210,331	28,647	600	1	84,631	29,852
Net unrealized appreciation (depreciation) of investments during the year	87,144	(7,537)	(451)	2	(6,094)	(7,917)

Net increase (decrease) in net assets resulting from operations	451,115	32,365	341	4	100,137	32,502

Unit transactions:
Purchases	294,225	18,547	-	-	37,120	13,401
Net transfers	(148,480)	-	-	-	-	-
Surrenders for benefit payments and fees	(483,341)	(36,822)	(46)	-	(610)	(5,351)
Other transactions	(77)	4	1	(6)	(7)	(1)
Death benefits	-	-	-	-	-	-
Contract maintenance charges	(59)	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(337,732)	(18,271)	(45)	(6)	36,503	8,049

Net increase (decrease) in net assets	113,383	14,094	296	(2)	136,640	40,551

Beginning of Period	2,060,603	260,966	14,144	19	582,787	435,566

End of Period	$2,173,986	$275,060	$14,440	$17	$719,427	$476,117

The accompanying notes are an integral part of these financial statements.

I. Organization:

Separate Account Eleven (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

On May 31, 2018, a Stock and Asset Purchase Agreement was completed by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Sponsor Company and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the “Talcott Resolution Sale Transaction”). Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group. The administration, terms, features and benefits of the contracts did not change as a result of the sale.

The Account is comprised of the following Sub-Accounts:
American Century Equity Income Fund	,
American Century Growth Fund	,
American Century Ultra® Fund	,
American Century VP Balanced Fund	,
American Century Small Company Fund	,
American Century Small Cap Value Fund	,
American Century Focused Large Cap Value fund	,
American Century Inflation-Adjusted Bond Fund	,
American Century Equity Growth Fund	,
American Century VP Disciplined Core Value Fund	,
American Century VP Ultra Fund	,
American Century VP Value Fund	,
American Century Mid Cap Value Fund	,
Invesco V.I. Small Cap Equity Fund	,
Invesco V.I. Diversified Dividend Fund	,
Invesco EQV European Equity Fund	,
Invesco EQV International Equity Fund	,
Invesco Small Cap Growth Fund	,
Invesco Real Estate Fund	,
Invesco Small Cap Equity Fund	,
Invesco EQV Emerging Markets All Cap Fund	,
American Century Diversified Bond Fund	,
Domini Impact Equity Fund	,
AB Global Bond Fund	,
AB Global Risk Allocation Fund	,
AB Relative Value Fund	,
AB Sustainable International Thematic Fund	,
AB International Value Fund	,
AB Growth Fund	,
AB Discovery Growth Fund	,
AB Discovery Value Fund	,
AB Value Fund	,
AB High Income Fund	,
American Funds AMCAP Fund®	,
American Funds American Balanced Fund®	,
American Funds Capital Income Builder®	,
American Funds EuroPacific Growth Fund	,
American Funds Fundamental Investors Fund(SM)	,
American Funds New Perspective Fund®	,
American Funds The Bond Fund of America®	,
American Funds The Growth Fund of America®	,
American Funds The Income Fund of America®	,
American Funds The Investment Company of America®	,
American Funds The New Economy Fund®	,
American Funds Washington Mutual Investors Fund(SM)	,
American Funds American Mutual Fund®	,
American Funds Capital World Growth and Income Fund®	,
American Funds SMALLCAP World Fund®	,
New World Fund	,
Ariel Appreciation Fund	,
Ariel Fund	,
Artisan Mid Cap Value Fund	,
Ave Maria Rising Dividend Fund	,
Ave Maria Value Fund	,
Ave Maria Growth Fund	,
BlackRock LifePath® Dynamic 2030 Fund	,
BlackRock LifePath® Dynamic 2040 Fund	,
BlackRock LifePath® Dynamic Retirement Fund	,
BlackRock LifePath® Dynamic 2050 Fund	,
BlackRock LifePath® Dynamic 2025 Fund	,
BlackRock LifePath® Dynamic 2035 Fund	,
BlackRock LifePath® Dynamic 2045 Fund	,
BlackRock LifePath® Dynamic 2055 Fund	,
Baron Small Cap Fund	,
BlackRock Impact Mortgage Fund	,
BlackRock Equity Dividend Fund	,
BlackRock Capital Appreciation Fund	,
BlackRock Advantage Large Cap Growth Fund	,
Calvert VP SRI Balanced Portfolio	,
Calvert Equity Fund	,
Calvert Bond Fund	,
Calvert Income Fund	,
Columbia Contrarian Core Fund	,
Columbia Small Cap Value I Fund	,
Columbia Select Mid Cap Value Fund	,
Columbia Acorn Fund	,

CRM Mid Cap Value Fund	,
Calamos International Growth Fund	,
Davis Financial Fund	,
Davis New York Venture Fund	,
Davis Opportunity Fund	,
Delaware Diversified Income Fund	,
Delaware Extended Duration Bond Fund	,
Dreyfus Bond Market Index Fund	,
BNY Mellon Variable Investment Fund Appreciation Portfolio	,
BNY Mellon International Stock Index Fund	,
BNY Mellon MidCap Index Fund	,
BNY Mellon Small Cap Stock Index Fund	,
BNY Mellon Sustainable U.S. Equity Portfolio	,
BNY Mellon S&P 500 Index Fund	,
Eaton Vance Large-Cap Value Fund	,
Eaton Vance Dividend Builder Fund	,
Eaton Vance Worldwide Health Sciences Fund	,
Eaton Vance Income Fund of Boston	,
Eaton Vance Balanced Fund	,
Eaton Vance Atlanta Capital SMID-Cap Fund	,
Allspring Asset Allocation Fund	,
Allspring Emerging Markets Equity Fund	,
Allspring Utility & Telecommunications Fund	,
Alger Capital Appreciation Institutional Portfolio	,
Alger Mid Cap Growth Institutional Fund	,
Alger Small Cap Growth Institutional Fund	,
Nuveen Mid Cap Growth Opportunities Fund	,
Nuveen Small Cap Select Fund	,
Fidelity Advisor Equity Growth Fund	,
Fidelity Advisor Value Strategies Fund	,
Fidelity Advisor Leveraged Company Stock Fund	,
Federated Hermes Equity Income Fund, Inc.	,
Federated Hermes Fund for U.S. Government Securities	,
Federated Hermes MDT Mid Cap Growth Fund	,
Federated Hermes High Income Bond Fund, Inc.	,
Federated Hermes Kaufmann Fund	,
Federated Hermes Short-Term Income Fund	,
Federated Hermes Global Allocation Fund	,
Federated Hermes Total Return Bond Fund	,
Federated Hermes Clover Small Value Fund	,
Federated Hermes International Leaders Fund	,
Fidelity® VIP Growth Opportunities Portfolio	,
Fidelity® VIP Overseas Portfolio	,
Fidelity® VIP Value Strategies Portfolio	,
Fidelity® VIP Balanced Portfolio	,
Fidelity® VIP Growth & Income Portfolio	,
Fidelity® VIP Freedom 2020 Portfolio	,
Fidelity® VIP Freedom 2030 Portfolio	,
Fidelity® VIP Freedom 2015 Portfolio	,
Fidelity® VIP Freedom 2025 Portfolio	,
Fidelity Advisor® Stock Selector All Cap Fund	,
Templeton Developing Markets Trust	,
Franklin High Income Fund	,
Franklin Strategic Income Fund	,
Templeton Global Bond Fund	,
Franklin U.S. Government Securities Fund	,
Franklin Small Cap Value Fund	,
Franklin Mutual Global Discovery Fund	,
Templeton Growth Fund	,
Franklin Income Fund	,
Franklin Growth Fund	,
Franklin Total Return Fund	,
Franklin Mutual U.S. Mid Cap Value Fund	,
Franklin Mutual Beacon Fund	,
Franklin Mutual Shares Fund	,
Franklin Small-Mid Cap Growth Fund	,
Franklin Conservative Allocation Fund	,
Franklin Growth Allocation Fund	,
Franklin Moderate Allocation Fund	,
Templeton Foreign Fund	,
Goldman Sachs Income Builder Fund	,
Goldman Sachs Capital Growth Fund	,
Goldman Sachs Core Fixed Income Fund	,
Goldman Sachs U.S. Equity Insights Fund	,
Goldman Sachs Government Income Fund	,
Goldman Sachs Equity Income Fund	,
Goldman Sachs Mid Cap Growth Fund	,
Goldman Sachs Focused International Equity Fund	,
Goldman Sachs Mid Cap Value Fund	,
Goldman Sachs Small Cap Value Fund	,
Goldman Sachs Strategic Growth Fund	,
Goldman Sachs High Yield Fund	,
Goldman Sachs Large Cap Value Fund	,
Goldman Sachs Small/Mid Cap Growth Fund	,
Goldman Sachs Satellite Strategies Portfolio	,
Hartford Balanced HLS Fund	,
Hartford Total Return Bond HLS Fund	,
Hartford Capital Appreciation HLS Fund	,
Hartford Dividend and Growth HLS Fund	,
The Hartford Healthcare HLS Fund	,
Hartford Disciplined Equity HLS Fund	,
Hartford International Opportunities HLS Fund	,
Hartford MidCap HLS Fund	,
Hartford Ultrashort Bond HLS Fund	,
Hartford Small Company HLS Fund	,

Hartford Small Cap Growth HLS Fund	,
Hartford Stock HLS Fund	,
The Hartford Checks and Balances Fund	,
The Hartford High Yield	,
The Hartford Dividend and Growth Fund	,
The Hartford International Opportunities Fund	,
The Hartford MidCap Fund	,
The Hartford Small Company Fund	,
The Hartford Total Return Bond Fund	,
The Hartford Healthcare Fund	,
The Hartford Growth Opportunities Fund	,
Hartford Quality Value Fund	,
Hartford Moderate Allocation Fund	,
The Hartford Conservative Allocation Fund	,
The Hartford Capital Appreciation Fund	,
The Hartford Growth Allocation Fund	,
The Hartford Inflation Plus Fund	,
The Hartford Equity Income Fund	,
The Hartford Balanced Income Fund	,
The Hartford MidCap Value Fund	,
Hotchkis and Wiley Large Cap Value Fund	,
Invesco V.I. Technology Fund	,
Invesco Technology Fund	,
Delaware Ivy Natural Resources Fund	,
Delaware Ivy Large Cap Growth Fund	,
Delaware Ivy Science and Technology Fund	,
Delaware Ivy Asset Strategy Fund	,
Janus Henderson Forty Portfolio	,
Janus Henderson Global Research Portfolio	,
Janus Henderson Enterprise Portfolio	,
Janus Henderson Balanced Portfolio	,
Janus Henderson Overseas Portfolio	,
Janus Henderson Flexible Bond Fund	,
Janus Henderson Forty Fund	,
Janus Henderson Balanced Fund	,
Janus Henderson Enterprise Fund	,
Janus Henderson Overseas Fund	,
Janus Henderson Global Research Fund	,
Janus Henderson Mid Cap Value Fund	,
PGIM Jennison Natural Resources Fund	,
PGIM Jennison Mid-Cap Growth Fund	,
MassMutual High Yield Fund	,
JPMorgan Large Cap Growth Fund	,
JPMorgan Core Bond Fund	,
JPMorgan Small Cap Equity Fund	,
JPMorgan Small Cap Growth Fund	,
JPMorgan Small Cap Value Fund	,
JPMorgan U.S. Equity Fund	,
JPMorgan SmartRetirement 2020 Fund	,
JPMorgan SmartRetirement 2025 Fund	,
JPMorgan SmartRetirement 2030 Fund	,
JPMorgan SmartRetirement 2035 Fund	,
JPMorgan SmartRetirement 2040 Fund	,
JPMorgan SmartRetirement 2045 Fund	,
JPMorgan SmartRetirement 2050 Fund	,
JPMorgan SmartRetirement Income Fund	,
JP Morgan Smart Retirement 2055 Fund	,
Loomis Sayles Bond Fund	,
LKCM Aquinas Catholic Equity Fund	,
Lord Abbett Affiliated Fund	,
Lord Abbett Fundamental Equity Fund	,
Lord Abbett Bond Debenture Fund	,
Lord Abbett Growth Opportunities fund	,
Lord Abbett Dividend Growth Fund	,
Lord Abbett Total Return Fund	,
Lord Abbett Developing Growth Fund	,
Lord Abbett International Equity Inv Opt	,
Lord Abbett Value Opportunities Fund	,
Clearbridge Value Trust	,
BMO Mid-Cap Value Fund	,
MFS® Emerging Markets Debt Fund	,
Massachusetts Investors Growth Stock Fund	,
MFS High Income Fund	,
MFS International New Discovery Fund	,
MFS Mid Cap Growth Fund	,
MFS New Discovery Fund	,
MFS Research International Fund	,
MFS Total Return Fund	,
MFS Utilities Fund	,
MFS Value Fund	,
MFS Total Return Bond Fund	,
MFS Massachusetts Investors Trust	,
MFS International Growth Fund	,
MFS Core Equity Fund	,
MFS Government Securities Fund	,
MFS International Intrinsic Value Fund	,
MFS Technology Fund	,
MFS Utilities Series	,
MFS Growth Fund	,
MFS High Yield Portfolio	,
BlackRock Global Allocation Fund, Inc.	,
BlackRock Advantage Large Cap Core Fund	,
BlackRock Advantage U.S. Total Market Fund	,
BlackRock Mid-Cap Value Fund	,
BlackRock International Dividend Fund	,
BlackRock Mid Cap Growth Equity Portfolio	,

Victory Munder Mid-Cap Core Growth Fund	,
Neuberger Berman Sustainable Equity Fund	,
Nuveen International Value Fund	,
The Oakmark International Small Cap Fund	,
The Oakmark Equity and Income Fund	,
Invesco Capital Appreciation Fund	,
Invesco Global Fund	,
Invesco Global Opportunities Fund	,
Invesco Oppenheimer International Growth Fund	,
Invesco Main Street Fund	,
Invesco Global Strategic Income Fund	,
Invesco Main Street Mid Cap Fund	,
Invesco Developing Markets Fund	,
Invesco International Bond Fund	,
Invesco Main Street All Cap Fund	,
Invesco Gold & Special Minerals Fund	,
Invesco International Diversified Fund	,
Invesco Rising Dividends Fund	,
Putnam Focused International Equity Fund	,
Putnam VT High Yield Fund	,
Putnam VT Emerging Markets Equity Fund	,
Putnam VT Sustainable Leaders Fund	,
Putnam VT Small Cap Value Fund	,
Pioneer Disciplined Value Fund	,
Pioneer Equity Income Fund	,
Pioneer Fundamental Growth Fund	,
Virtus NFJ International Value Fund	,
Virtus NFJ Small-Cap Value Fund	,
Virtus NFJ Dividend Value Fund	,
PIMCO Total Return Fund	,
PIMCO Emerging Markets Bond Fund	,
PIMCO Real Return Fund	,
Pioneer Fund	,
Pioneer High Yield Fund	,
Pioneer Strategic Income Fund	,
Pioneer Mid Cap Value Fund	,
Pioneer Select Mid Cap Growth Fund	,
PIMCO Total Return ESG Fund	,
Putnam Large Cap Value Fund	,
Putnam High Yield Fund	,
Putnam International Equity Fund	,
Putnam Sustainable Leaders Fund	,
Putnam International Capital Opportunities Fund	,
Putnam Small Cap Growth Fund	,
Royce Small-Cap Total Return Fund	,
Royce Smaller-Companies Growth Fund	,
Royce Small-Cap Value Fund	,
Columbia Large Cap Value Fund	,
Virtus Ceredex Small-Cap Value Equity Fund	,
Virtus Ceredex Mid-Cap Value Equity Fund	,
Virtus Ceredex Large-Cap Value Equity Fund	,
DWS RREEF Real Estate Securities Fund	,
DWS CROCI Equity Dividend Fund	,
DWS Capital Growth Fund	,
DWS Enhanced Emerging Markets Fixed Income	,
SSgA S&P 500 Index Fund	,
DWS Core Equity VIP	,
DWS International Growth Fund	,
MassMutual Overseas Fund	,
MassMutual Total Return Bond Fund	,
MassMutual Blue Chip Growth Fund	,
MassMutual Mid Cap Growth Fund	,
MassMutual Strategic Bond Fund	,
ClearBridge Appreciation Fund	,
ClearBridge Aggressive Growth Fund	,
ClearBridge All Cap Value Fund	,
ClearBridge Mid Cap Fund	,
ClearBridge Small Cap Growth Fund	,
Thornburg International Equity Fund	,
Thornburg Small/Mid Cap Core Fund	,
Thornburg Small/Mid Cap Growth Fund	,
Timothy Plan Large/Mid Cap Value Fund	,
T. Rowe Price Growth Stock Fund, Inc.	,
T. Rowe Price Equity Income Fund	,
T. Rowe Price Retirement 2010 Fund	,
T. Rowe Price Retirement 2020 Fund	,
T. Rowe Price Retirement 2030 Fund	,
T. Rowe Price Retirement 2040 Fund	,
T. Rowe Price Retirement 2050 Fund	,
T. Rowe Price Retirement Balanced Fund	,
T. Rowe Price Retirement 2045 Fund	,
UBS Global Allocation Fund	,
Vanguard Small-Cap Index Fund	,
Vanguard Mid-Cap Index Fund	,
Vanguard Total Bond Market Index Fund	,
Victory Diversified Stock Fund	,
Victory Special Value Fund	,
Victory Sycamore Small Company Opportunity Fund	,
Victory Sycamore Established Value Fund	,
Invesco Comstock Fund	,
Invesco Equity and Income Fund	,
Invesco Growth and Income Fund	,
Invesco Quality Income Fund	,
Invesco Small Cap Value Fund	,
Invesco American Value Fund	,
Invesco Value Opportunities Fund	,

Invesco Diversified Dividend Fund	,
Invesco American Franchise Fund	,
Invesco Global Core Equity Fund	,
Vanguard 500 Index Fund	,
Allspring International Equity Fund	,
Allspring Core Bond Fund	,
Columbia Seligman Technology and Information Fund	,
Columbia Seligman Global Technology Fund	,
Columbia Select Small Cap Value Fund	,
TIAA-CREF Large Cap Value Index Fund	,
TIAA-CREF Large Cap Growth Fund	,
TIAA-CREF Bond Index Fund	,
TIAA-CREF Equity Index Fund	,
MassMutual Equity Opportunities Fund	,
MM MSCI EAFE® International Index Fund	,
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	,
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	,
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	,
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	,
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	,
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	,
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	,
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	,
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	,
American Century Heritage Fund	,
ClearBridge Small Cap Value Fund	,
North Square Spectrum Alpha Fund	,
Invesco Intermediate Bond Factor Fund	,
MassMutual Strategic Emerging Markets Fund	,
MassMutual Small Cap Opportunities Fund	,
MassMutual Small Cap Growth Equity Fund	,
Fidelity VIP Freedom 2035 Portfolio	,
Fidelity VIP Freedom 2050 Portfolio	,
Delaware Ivy Small Cap Growth Fund	,
JPMorgan Mid Cap Growth Fund	,
Invesco Discovery Mid Cap Growth Fund	,
T. Rowe Price Retirement 2060 Fund	,
MSIF Global Opportunity Portfolio	,
JPMorgan U.S. Government Money Market Fund	,
American Century U.S. Government Money Market Fund	,
Invesco Balanced-Risk Commodity Strategy Fund	,
Putnam Growth Opportunities Fund	,
John Hancock New Opportunities Fund	,
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	,
Columbia Large Cap Growth Opportunity Fund	,
JPMorgan SmartRetirement 2060 Fund	,
Victory RS Value Fund	,
Pioneer Global Sustainable Equity Fund	,
BlackRock Advantage Small Cap Growth Fund	,
MassMutual Select T.Rowe Price Retire 2020 Fund	,
MassMutual Select T.Rowe Price Retire 2025 Fund	,
MassMutual Select T.Rowe Price Retire 2030 Fund	,
MassMutual Select T.Rowe Price Retire 2035 Fund	,
MassMutual Select T.Rowe Price Retire 2040 Fund	,
MassMutual Select T.Rowe Price Retire 2045 Fund	,
MassMutual Select T.Rowe Price Retire 2050 Fund	,
MassMutual Select T.Rowe Price Retire 2060 Fund	,
BlackRock S&P 500 Index V.I. Fund	,
Hartford International Equity Fund	,
BNY Mellon Insight Core Plus Fund	,
Keeley Small Cap Dividend Value Fund	,
Hartford Global Impact Fund	,
Invesco Dividend Income Fund	,
AB Sustainable Global Thematic Fund	,
Virtus Duff & Phelps Water Fund Institutional	,
MassMutual Global Fund	,
Columbia Acorn International Select Fund	,
AMG GW&K Small/Mid Cap	,
PGIM Jennison Focused Growth Fund	,
NexPoint Merger Arbitrage Fund	,
MM Russell 2000® Small Cap Index Fund	,
MM S&P 500® Index Fund	,
MM S&P Mid Cap Index Fund	,
Russell Balanced Strategy Fund	,
Russell Conservative Strategy Fund	,
Russell Growth Strategy Fund	,
Russell Moderate Strategy Fund	,
Empower S&P Mid Cap 400 Index Fund	,
Empower S&P SmallCap 600 Index Fund	, and
Empower International Index Fund	.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

a) Security Transactions — Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the ex-dividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

b) Unit Transactions — Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes — The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

e) Mortality Risk — The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

f) Fair Value Measurements — The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2022 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies (“mutual funds”).

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2022, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges — The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges — If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Contract Maintenance Charges - An annual maintenance fee up to $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in contract maintenance charges on the accompanying statements of changes in net assets.

d) Loan and Loan Repayments - Loans are reflected in Surrenders for benefit payment and fees, and loan repayments are reflected in Purchases on the accompanying statements of changes in net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century Equity Income Fund	4,450,409	4,682,138
American Century Growth Fund	428,634	171,298
American Century Ultra Fund	89,567	37,848
American Century VP Balanced Fund	103,227	9,733
American Century VP International Fund	1	9
American Century Small Company Fund	713	5
American Century Small Cap Value Fund	241,038	410,690
American Century Focused Large Cap Value Fund	12,007	319
American Century Inflation-Adjusted Bond Fund	15,253	31,749
American Century Equity Growth Fund	16,069	39,108
American Century VP Disciplined Core Value Fund	56,891	8,284
American Century VP Ultra Fund	201,419	311,100
American Century VP Value Fund	119,442	81,591
American Century Mid Cap Value Fund	156,059	310,476
Invesco V.I. Small Cap Equity Fund	23,193	15,991
Invesco V.I. Diversified Dividend Fund	6,541	10,353
Invesco EQV European Equity Fund	32,542	32,153
Invesco EQV International Equity Fund	50,191	49,899
Invesco Small Cap Growth Fund	782,151	710,272
Invesco Real Estate Fund	930,988	824,852
Invesco Small Cap Equity Fund	81,372	103,705
Invesco EQV Emerging Markets All Cap Fund	427,059	615,656
American Century Diversified Bond Fund	27,077	52,074
Domini Impact Equity Fund	19,037	1,408
AB Global Bond Fund	21,248	20,346
AB Global Risk Allocation Fund	21,549	17,724
AB Relative Value Fund	3,823	25,697
AB Sustainable International Thematic Fund	28,641	44,002
AB International Value Fund	89,073	94,228
AB Growth Fund	6,530	585
AB Discovery Growth Fund	19,776	25,201
AB Discovery Value Fund	92,463	82,796
AB Value Fund	4,751	592
AB High Income Fund	93,134	85,726
American Funds AMCAP Fund	633,863	718,270
American Funds American Balanced Fund	1,629,451	2,102,687
American Funds Capital Income Builder	1,259,444	2,058,930
American Funds EuroPacific Growth Fund	2,135,075	2,929,651
American Funds Fundamental Investors Fund	1,882,440	2,720,637
American Funds New Perspective Fund	1,513,520	2,093,303
American Funds The Bond Fund of America	553,917	506,155
American Funds The Growth Fund of America	4,740,462	7,893,152
American Funds The Income Fund of America	1,356,845	2,485,019
American Funds The Investment Company of America	1,140,788	1,895,732
American Funds The New Economy Fund	405,764	744,465
American Funds Washington Mutual Investors Fund	738,718	797,708
American Funds American Mutual Fund	1,068,520	869,821

Sub-Account	Purchases at Cost	Proceeds from Sales
American Funds Capital World Growth and Income Fund	1,788,711	3,912,865
American Funds SMALLCAP World Fund	96,047	165,449
New World Fund	69,605	39,655
Ariel Appreciation Fund	14,446	13,455
Ariel Fund	14,774	2,961
Artisan Mid Cap Value Fund	596,256	346,087
Ave Maria Rising Dividend Fund	233,534	81,020
Ave Maria Value Fund	49,905	33,121
Ave Maria Growth Fund	26,488	51,783
BlackRock LifePath Dynamic 2030 Fund	2,510,748	4,654,050
BlackRock LifePath Dynamic 2040 Fund	3,169,524	4,406,476
BlackRock LifePath Dynamic Retirement Fund	957,094	3,058,489
BlackRock LifePath Dynamic 2050 Fund	1,099,954	1,013,762
BlackRock LifePath Dynamic 2025 Fund	557,988	579,609
BlackRock LifePath Dynamic 2035 Fund	272,220	121,417
BlackRock LifePath Dynamic 2045 Fund	263,364	114,588
BlackRock LifePath Dynamic 2055 Fund	228,063	410,675
Baron Small Cap Fund	62,138	75,246
BlackRock Impact Mortgage Fund	20,591	16,915
BlackRock Equity Dividend Fund	600,742	438,860
BlackRock Capital Appreciation Fund	112,676	14,981
BlackRock Advantage Large Cap Growth Fund	31,322	38,845
Calvert VP SRI Balanced Portfolio	4,490	770
Calvert Equity Fund	1,315,880	3,347,985
Calvert Bond Fund	389,634	410,503
Calvert Income Fund	251,304	42,688
Columbia Contrarian Core Fund	55,247	85,974
Columbia Small Cap Value I Fund	22,449	22,788
Columbia Select Mid Cap Value Fund	819,230	217,347
Columbia Acorn Fund	335,151	136,233
CRM Mid Cap Value Fund	38,656	11,406
Calamos Global Equity Fund	-	2
Calamos International Growth Fund	-	23
Davis Financial Fund	36,682	36,863
Davis New York Venture Fund	541,874	750,998
Davis Opportunity Fund	29,285	24,976
Delaware Diversified Income Fund	15,244	34,381
Delaware Extended Duration Bond Fund	287	37
Dreyfus Bond Market Index Fund	2,269,947	3,025,649
BNY Mellon Variable Investment Fund Appreciation Portfolio	13,150	3,110
BNY Mellon International Stock Index Fund	10,031	8,456
BNY Mellon MidCap Index Fund	4,607,688	2,746,886
BNY Mellon Small Cap Stock Index Fund	2,981,732	2,359,038
BNY Mellon Variable Investment Fund Growth and Income Portfolio	1	14
BNY Mellon Sustainable U.S. Equity Portfolio	545	60
BNY Mellon S&P 500 Index Fund	9,021,839	6,046,292
Eaton Vance Large-Cap Value Fund	296,782	214,070
Eaton Vance Dividend Builder Fund	613,963	282,116
Eaton Vance Worldwide Health Sciences Fund	92,117	185,135
Eaton Vance Income Fund of Boston	443,289	803,706
Eaton Vance Balanced Fund	48,296	20,455
Eaton Vance Atlanta Capital SMID-Cap Fund	206,569	184,081

Sub-Account	Purchases at Cost	Proceeds from Sales
Allspring Asset Allocation Fund	36,159	9,514
Allspring Emerging Markets Equity Fund	236,668	438,063
Allspring Utility & Telecommunications Fund	8,934	13,134
Alger Capital Appreciation Institutional Portfolio	594,845	662,515
Alger Mid Cap Growth Institutional Fund	259,489	679,696
Alger Small Cap Growth Institutional Fund	84,219	107,091
Nuveen Mid Cap Growth Opportunities Fund	26,405	59,001
Nuveen Small Cap Select Fund	2,175	1,587
Fidelity Advisor Equity Growth Fund	133,518	132,482
Fidelity Advisor Value Strategies Fund	4,693	258,786
Fidelity Advisor Leveraged Company Stock Fund	473,592	215,135
Fidelity Advisor Real Estate Fund	1	5
Federated Hermes Equity Income Fund, Inc.	17,554	86,672
Federated Hermes Fund for U.S. Government Securities	19,736	3,923
Federated Hermes MDT Mid Cap Growth Fund	27,786	2,132
Federated Hermes High Income Bond Fund, Inc.	221	71
Federated Hermes Kaufmann Fund	318,961	462,292
Federated Hermes Short-Term Income Fund	8,024	92,434
Federated Hermes Global Allocation Fund	2,477	6
Federated Hermes Total Return Bond Fund	7,652	5,830
Federated Hermes Clover Small Value Fund	61,904	17,959
Federated Hermes International Leaders Fund	866	59
Fidelity VIP Growth Opportunities Portfolio	189,651	200,159
Fidelity VIP Overseas Portfolio	881	785
Fidelity VIP Value Strategies Portfolio	75,254	64,552
Fidelity VIP Balanced Portfolio	205,649	556,808
Fidelity VIP Growth & Income Portfolio	11,355	27,602
Fidelity VIP Freedom 2020 Portfolio	12,317	363
Fidelity VIP Freedom 2030 Portfolio	122,054	12,276
Fidelity VIP Freedom 2015 Portfolio	12,545	377
Fidelity VIP Freedom 2025 Portfolio	47,011	23,080
Fidelity VIP FundsManager 70% Portfolio	1	4
Fidelity Advisor Stock Selector All Cap Fund	1,258,540	8,364
Templeton Developing Markets Trust	115,378	142,671
Franklin High Income Fund	144,281	51,642
Franklin Strategic Income Fund	603,911	844,728
Templeton Global Bond Fund	474,930	512,650
Franklin U.S. Government Securities Fund	33,498	59,594
Franklin Small Cap Value Fund	410,487	689,645
Franklin Mutual Global Discovery Fund	1,558,634	1,338,160
Templeton Growth Fund	127,943	167,781
Franklin Income Fund	821,498	686,825
Franklin Growth Fund	804,788	591,100
Franklin Total Return Fund	38,110	78,207
Franklin Mutual U.S. Mid Cap Value Fund	114,093	685,136
Franklin Mutual Beacon Fund	119,308	68,514
Franklin Mutual Shares Fund	460,165	516,998
Franklin Small-Mid Cap Growth Fund	231,932	409,164
Franklin Conservative Allocation Fund	443,243	733,074
Franklin Growth Allocation Fund	795,155	1,124,694
Franklin Moderate Allocation Fund	684,385	1,257,896
Templeton Foreign Fund	254,706	560,807

Sub-Account	Purchases at Cost	Proceeds from Sales
Goldman Sachs Income Builder Fund	4,511	2,143
Goldman Sachs Capital Growth Fund	2,791	168
Goldman Sachs Core Fixed Income Fund	16,044	8,123
Goldman Sachs U.S. Equity Insights Fund	(1)	13
Goldman Sachs Government Income Fund	127,972	82,967
Goldman Sachs Equity Income Fund	23,156	3,286
Goldman Sachs Growth Opportunities Fund	191,460	497,605
Goldman Sachs Focused International Equity Fund	7,949	7,610
Goldman Sachs Mid Cap Value Fund	618,750	958,312
Goldman Sachs Small Cap Value Fund	1,455,898	990,930
Goldman Sachs Strategic Growth Fund	80,369	41,275
Goldman Sachs High Yield Fund	88,793	81,337
Goldman Sachs Large Cap Value Fund	111,640	97,149
Goldman Sachs Small/Mid Cap Growth Fund	29,929	28,435
Goldman Sachs Satellite Strategies Portfolio	220	19
Hartford Balanced HLS Fund	1,078,413	774,847
Hartford Total Return Bond HLS Fund	982,890	1,641,978
Hartford Capital Appreciation HLS Fund	2,422,620	3,351,149
Hartford Dividend and Growth HLS Fund	3,646,877	4,471,705
The Hartford Healthcare HLS Fund	1,130,126	614,559
Hartford Disciplined Equity HLS Fund	1,297,906	2,103,918
Hartford International Opportunities HLS Fund	388,672	91,149
Hartford MidCap HLS Fund	1,708,121	2,515,870
Hartford Ultrashort Bond HLS Fund	265,621	1,344,756
Hartford Small Company HLS Fund	881,965	562,153
Hartford Small Cap Growth HLS Fund	192,453	171,692
Hartford Stock HLS Fund	791,178	645,760
The Hartford Checks and Balances Fund	34,323	55,086
The Hartford High Yield	34,855	40,099
The Hartford Dividend and Growth Fund	136,931	328,836
The Hartford International Opportunities Fund	68,828	75,768
The Hartford MidCap Fund	96,212	323,533
The Hartford Small Company Fund	33,686	11,727
The Hartford Total Return Bond Fund	88,078	476,690
The Hartford Healthcare Fund	30,093	121,436
The Hartford Growth Opportunities Fund	56,188	75,698
Hartford Quality Value Fund	196	41
Hartford Moderate Allocation Fund	290,356	337,744
The Hartford Conservative Allocation Fund	90,103	177,030
The Hartford Capital Appreciation Fund	559,256	913,997
The Hartford Growth Allocation Fund	447,397	502,794
The Hartford Inflation Plus Fund	66,746	107,009
The Hartford Equity Income Fund	137,908	237,586
The Hartford Balanced Income Fund	59,025	240,116
The Hartford MidCap Value Fund	45,461	27,551
Hotchkis and Wiley Large Cap Value Fund	70,881	57,560
Invesco V.I. Technology Fund	18,126	28,423
Invesco Technology Fund	169,051	229,041
Delaware Ivy Natural Resources Fund	500,684	429,968
Delaware Ivy Large Cap Growth Fund	193,083	161,120
Delaware Ivy Science and Technology Fund	534,770	431,139
Delaware Ivy Asset Strategy Fund	110,507	40,924

Sub-Account	Purchases at Cost	Proceeds from Sales
Janus Henderson Forty Portfolio	502,206	279,289
Janus Henderson Global Research Portfolio	35,709	18,536
Janus Henderson Enterprise Portfolio	11,273	23,102
Janus Henderson Balanced Portfolio	9,529	85,641
Janus Henderson Overseas Portfolio	2,540	3,026
Janus Henderson Flexible Bond Fund	1,030	54,440
Janus Henderson Forty Fund	424,714	1,125,020
Janus Henderson Balanced Fund	332,644	447,422
Janus Henderson Enterprise Fund	347,596	284,252
Janus Henderson Overseas Fund	209,473	252,577
Janus Henderson Global Research Fund	14,994	34,481
Janus Henderson Mid Cap Value Fund	168,007	213,633
PGIM Jennison Natural Resources Fund	14,097	20,229
PGIM Jennison Mid-Cap Growth Fund	97,815	166,530
MassMutual High Yield Fund	323,381	377,015
JPMorgan Large Cap Growth Fund	6,146	1,640
JPMorgan Core Bond Fund	350,106	247,377
JPMorgan Small Cap Equity Fund	19,890	37,598
JPMorgan Small Cap Growth Fund	333,965	403,156
JPMorgan Small Cap Value Fund	93,703	82,612
JPMorgan U.S. Equity Fund	144,980	318,633
JPMorgan SmartRetirement 2020 Fund	391,477	1,039,682
JPMorgan SmartRetirement 2025 Fund	1,841,782	2,371,707
JPMorgan SmartRetirement 2030 Fund	1,544,813	2,877,983
JPMorgan SmartRetirement 2035 Fund	1,204,812	647,251
JPMorgan SmartRetirement 2040 Fund	1,484,724	2,063,297
JPMorgan SmartRetirement 2045 Fund	1,020,892	552,849
JPMorgan SmartRetirement 2050 Fund	1,027,865	847,557
JPMorgan SmartRetirement Income Fund	163,210	501,266
JP Morgan Smart Retirement 2055 Fund	696,093	233,590
Loomis Sayles Bond Fund	34,920	19,478
LKCM Aquinas Catholic Equity Fund	26,793	2,463
Lord Abbett Affiliated Fund	61,325	99,484
Lord Abbett Fundamental Equity Fund	323,651	442,748
Lord Abbett Bond Debenture Fund	230,596	291,907
Lord Abbett Growth Opportunities fund	22,125	1,763
Lord Abbett Dividend Growth Fund	43,665	33,492
Lord Abbett Total Return Fund	850,925	868,070
Lord Abbett Developing Growth Fund	150,203	423,418
Lord Abbett International Equity Inv Opt	37,069	66,074
Lord Abbett Value Opportunities Fund	405,187	449,640
Clearbridge Value Trust	19,675	14,253
BMO Mid-Cap Value Fund	819,230	217,347
MFS Emerging Markets Debt Fund	23,813	132,143
Massachusetts Investors Growth Stock Fund	211,459	1,361,933
MFS High Income Fund	56,707	39,666
MFS International New Discovery Fund	42,787	29,183
MFS Mid Cap Growth Fund	29,057	145,812
MFS New Discovery Fund	504,765	853,314
MFS Research International Fund	477,927	425,911
MFS Total Return Fund	377,733	219,763
MFS Utilities Fund	954,796	600,613

Sub-Account	Purchases at Cost	Proceeds from Sales
MFS Value Fund	1,685,977	3,315,883
MFS Total Return Bond Fund	211,008	311,958
MFS Massachusetts Investors Trust	201,339	199,758
MFS International Growth Fund	45,165	45,066
MFS Core Equity Fund	131,871	211,736
MFS Government Securities Fund	664,503	855,554
MFS International Intrinsic Value Fund	3,632,188	2,378,665
MFS Technology Fund	56,518	39,447
MFS Core Equity Series	1	11
MFS Utilities Series	44,854	20,808
MFS Growth Fund	109,646	53,542
MFS High Yield Portfolio	671	12,547
BlackRock Global Allocation Fund, Inc.	837,955	710,575
BlackRock Advantage Large Cap Core Fund	12,801	12,727
BlackRock Advantage U.S. Total Market Fund	291	1,260
BlackRock Mid-Cap Value Fund	329,714	512,944
BlackRock International Dividend Fund	63,236	145,768
BlackRock Mid Cap Growth Equity Portfolio	79,436	157,298
Victory Munder Mid-Cap Core Growth Fund	153,180	60,246
Neuberger Berman Sustainable Equity Fund	419,918	513,699
Nuveen International Value Fund	19,225	9,388
The Oakmark International Small Cap Fund	(1)	336,132
The Oakmark Equity and Income Fund	688	16,723
Invesco Capital Appreciation Fund	50,992	95,263
Invesco Global Fund	1,113,962	277,199
Invesco Global Opportunities Fund	23,768	163,073
Invesco Oppenheimer International Growth Fund	110,309	211,369
Invesco Main Street Fund	50,440	110,199
Invesco Global Strategic Income Fund	42,964	115,724
Invesco Main Street Mid Cap Fund	351,988	920,290
Invesco Developing Markets Fund	289,064	516,877
Invesco International Bond Fund	351,241	299,499
Invesco Main Street All Cap Fund	162,677	224,111
Invesco Gold & Special Minerals Fund	309,078	638,670
Invesco International Diversified Fund	101,814	91,004
Invesco Rising Dividends Fund	2,042	10,490
Putnam Focused International Equity Fund	3,372	69
Putnam VT High Yield Fund	11,809	41,382
Putnam VT Emerging Markets Equity Fund	10,310	26,860
Putnam VT Sustainable Leaders Fund	64,180	5,716
Putnam VT Small Cap Value Fund	35,850	89,676
Pioneer Disciplined Value Fund	71,023	39,751
Pioneer Equity Income Fund	15,940	924
Pioneer Fundamental Growth Fund	9,665	9,542
Virtus NFJ International Value Fund	3,786	3,083
Virtus NFJ Small-Cap Value Fund	198,652	107,389
Virtus NFJ Dividend Value Fund	727,735	606,785
PIMCO Total Return Fund	1,779,716	3,263,608
PIMCO Emerging Markets Bond Fund	41,602	116,959
PIMCO Real Return Fund	1,502,696	2,024,576
Pioneer Fund	158,162	130,851
Pioneer High Yield Fund	118,415	207,664

Sub-Account	Purchases at Cost	Proceeds from Sales
Pioneer Strategic Income Fund	695,865	1,044,656
Pioneer Mid Cap Value Fund	198,479	203,371
Pioneer Select Mid Cap Growth Fund	9,453	1,210,440
PIMCO Total Return ESG Fund	497,979	384,414
Putnam Large Cap Value Fund	388,959	539,483
Putnam High Yield Fund	154,570	287,264
Putnam International Equity Fund	1,502	270,370
Putnam Sustainable Leaders Fund	1,535	44
Putnam International Capital Opportunities Fund	16,987	14,387
Putnam Small Cap Growth Fund	36,732	36,258
Royce Total Return Fund	256,747	300,495
Royce Smaller-Companies Growth Fund	21,811	86,119
Royce Small-Cap Value Fund	19,605	34,170
Columbia Large Cap Value Fund	69,819	49,891
Virtus Ceredex Small-Cap Value Equity Fund	186,864	74,432
Virtus Ceredex Mid-Cap Value Equity Fund	156,090	154,902
RidgeWorth Seix Total Return Bond Fund	-	25
Virtus Ceredex Large-Cap Value Equity Fund	71	25
DWS RREEF Real Estate Securities Fund	757	192
DWS CROCI Equity Dividend Fund	21,468	16,137
DWS Capital Growth Fund	5,082	101,515
DWS Enhanced Emerging Markets Fixed Income	1,581	7,204
SSgA S&P 500 Index Fund	448,647	228,640
DWS Core Equity VIP	3,078	549
DWS International Growth Fund	13,875	14,989
MassMutual Overseas Fund	52,457	268,208
MassMutual Total Return Bond Fund	20,963	59,825
MassMutual Blue Chip Growth Fund	5,205,479	3,681,376
MassMutual Mid Cap Growth Fund	333,580	481,460
MassMutual Strategic Bond Fund	638,978	1,162,598
ClearBridge Appreciation Fund	81,553	46,909
ClearBridge Aggressive Growth Fund	19,315	2,172
ClearBridge All Cap Value Fund	2,293	643
ClearBridge Mid Cap Fund	334,170	233,486
ClearBridge Small Cap Growth Fund	101,877	187,057
Thornburg International Equity Fund	347,587	388,670
Thornburg Small/Mid Cap Core Fund	44,950	91,507
Thornburg Small/Mid Cap Growth Fund	47,102	143,281
Timothy Plan Large/Mid Cap Value Fund	57,811	58,799
UBS Dynamic Alpha Fund	1	2
T. Rowe Price Growth Stock Fund, Inc.	1,208,379	2,205,692
T. Rowe Price Equity Income Fund	240,980	201,238
T. Rowe Price Retirement 2010 Fund	70,652	109,112
T. Rowe Price Retirement 2020 Fund	1,441,111	1,740,852
T. Rowe Price Retirement 2030 Fund	3,052,561	2,336,688
T. Rowe Price Retirement 2040 Fund	1,866,922	1,054,809
T. Rowe Price Retirement 2050 Fund	1,726,832	490,741
T. Rowe Price Retirement Balanced Fund	204,580	249,310
T. Rowe Price Retirement 2045 Fund	26,952	4,329
UBS Global Allocation Fund	2,980	3,622
UBS US Allocation Fund	-	19
Vanguard Small-Cap Index Fund	53,728	216,898

Sub-Account	Purchases at Cost	Proceeds from Sales
Vanguard Mid-Cap Index Fund	59,339	140,070
Vanguard Total Bond Market Index Fund	29,102	44,785
Victory Diversified Stock Fund	92,598	134,210
Victory Special Value Fund	201,570	106,243
Victory Sycamore Small Company Opportunity Fund	501,943	979,589
Victory Sycamore Established Value Fund	1,493,644	1,726,222
Invesco Comstock Fund	660,454	371,193
Invesco Equity and Income Fund	1,104,464	3,217,147
Invesco Growth and Income Fund	511,234	596,391
Invesco Quality Income Fund	392	26
Invesco Small Cap Value Fund	151,758	303,135
Invesco American Value Fund	196,894	194,194
Invesco Value Opportunities Fund	31,590	613,560
Invesco Diversified Dividend Fund	100,934	94,186
Invesco American Franchise Fund	79,139	197,312
Invesco Global Core Equity Fund	6,272	15,782
Vanguard 500 Index Fund	193,462	739,884
Allspring International Equity Fund	1,063	24,520
Allspring Core Bond Fund	16,976	5,638
Columbia Seligman Technology and Information Fund	132,126	184,613
Columbia Seligman Global Technology Fund	62,026	23,178
Columbia Select Small Cap Value Fund	17	21
TIAA-CREF Large Cap Value Index Fund	394,149	840,363
TIAA-CREF Large Cap Growth Fund	1,087,193	918,098
TIAA-CREF Bond Index Fund	226,616	419,187
TIAA-CREF Equity Index Fund	886,246	569,536
MassMutual Equity Opportunities Fund	629,719	480,269
MM MSCI EAFE International Index Fund	327,243	546,286
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	85,491	109,110
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	344,778	288,057
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	486,446	389,778
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	567,093	132,234
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	518,118	104,947
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	421,235	154,267
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	195,148	129,442
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	48,302	120,917
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	153,502	19,216
American Century Heritage Fund	187,485	265,504
ClearBridge Small Cap Value Fund	1,240	996
North Square Oak Ridge Small Cap Growth Fund	53,974	78,728
Invesco Intermediate Bond Factor Fund	3,156	2,115
MassMutual Strategic Emerging Markets Fund	2,068	101
MassMutual Small Cap Opportunities Fund	69,506	133,684
MassMutual Small Cap Growth Equity Fund	1,426	207,338
Fidelity VIP Freedom 2035 Portfolio	957	40
Fidelity VIP Freedom 2040 Portfolio	1	10
Fidelity VIP Freedom 2050 Portfolio	56	12
Delaware Ivy Small Cap Growth Fund	172,230	291,402
JPMorgan Mid Cap Growth Fund	14,373	70,324
Invesco Discovery Mid Cap Growth Fund	95,389	247,217
T. Rowe Price Retirement 2060 Fund	55,436	42,871
MSIF Global Opportunity Portfolio	88,567	15,338

Sub-Account	Purchases at Cost	Proceeds from Sales
JPMorgan U.S. Government Money Market Fund	183,468	269,117
American Century U.S. Government Money Market Fund	113,210	69,133
Invesco Balanced-Risk Commodity Strategy Fund	10,220	609
Putnam Growth Opportunities Fund	707	113
John Hancock New Opportunities Fund	54,076	183,983
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	27,255	293
Columbia Large Cap Growth Opportunity Fund	254,560	138,113
JPMorgan SmartRetirement 2060 Fund	5,973	17
Victory RS Value Fund	98,693	168,582
Pioneer Global Equity Fund	210,889	155,487
BlackRock Advantage Small Cap Growth Fund	78,179	203,699
MassMutual Select T.Rowe Price Retire 2020 Fund	142,386	154
MassMutual Select T.Rowe Price Retire 2025 Fund	1,170	11
MassMutual Select T.Rowe Price Retire 2030 Fund	3,922	52
MassMutual Select T.Rowe Price Retire 2035 Fund	8,993	106
MassMutual Select T.Rowe Price Retire 2040 Fund	31,239	3,435
MassMutual Select T.Rowe Price Retire 2045 Fund	6,590	17
MassMutual Select T.Rowe Price Retire 2050 Fund	62,181	192
MassMutual Select T.Rowe Price Retire 2055 Fund	1	11
MassMutual Select T.Rowe Price Retire 2060 Fund	5,917	98
BlackRock S&P 500 Index V.I. Fund	1,593,097	1,308,061
Hartford International Equity Fund	45,574	25,054
BNY Mellon Insight Core Plus Fund	27,544	87,309
Keeley Small Cap Dividend Value Fund	115,373	66,723
Hartford Global Impact Fund	10,654	8,252
Invesco Dividend Income Fund	2,073	126
AB Sustainable Global Thematic Fund	317,060	542,289
Virtus AllianzGI Water Fund	176,345	333,872
MassMutual Global Fund	13,134	2,743
Columbia Acorn International Select Fund	102	1,160
AMG GW&K Small/Mid Cap	13,263	676
PGIM Jennison Focused Growth Fund	66,478	45,177
NexPoint Merger Arbitrage Fund	15,203	57,238
Empower International Index Fund	108,662	11,120
Empower S&P Mid Cap 400 Index Fund	97,325	2,413
Empower S&P SmallCap 600 Index Fund	11,275	22
MM Russell 2000 Small Cap Index Fund	94,030	257,291
MM S&P 500 Index Fund	1,751,752	973,155
MM S&P Mid Cap Index Fund	139,749	1,879,715
Russell Balanced Strategy Fund	22,873	180,303
Russell Conservative Strategy Fund	272	1,109
Russell Conservative Strategy Fund	-	2
Russell Growth Strategy Fund	35,770	507,624
Russell Moderate Strategy Fund	12,430	396,748

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century Equity Income Fund	3,778,294	5,974,002
American Century Growth Fund	372,490	347,220
American Century Ultra® Fund	94,079	63,687
American Century VP Balanced Fund	40,451	28,576
American Century Small Company Fund	570	-
American Century Small Cap Value Fund	682,347	767,173
American Century Focused Large Cap Value fund	12,530	3,233
American Century Inflation-Adjusted Bond Fund	16,929	29,066
American Century Equity Growth Fund	34,938	2,804
American Century VP Disciplined Core Value Fund	43,817	69,088
American Century VP Ultra Fund	380,618	195,581
American Century VP Value Fund	243,699	161,955
American Century Mid Cap Value Fund	202,180	113,324
Invesco V.I. Small Cap Equity Fund	7,527	12,477
Invesco V.I. Diversified Dividend Fund	1,110	5,173
Invesco European Growth Fund	53,931	62,965
Invesco International Growth Fund	95,238	79,656
Invesco Small Cap Growth Fund	2,265,092	947,514
Invesco Real Estate Fund	1,073,113	1,182,236
Invesco Small Cap Equity Fund	100,949	84,919
Invesco Emerging Markets All Cap Fund	4,028,549	3,169,976
American Century Diversified Bond Fund	70,338	53,277
Domini Impact Equity Fund	29,480	2,530
AB Global Bond Fund	24,098	15,699
AB Global Risk Allocation Fund	41,561	40,826
AB Relative Value Fund	10,021	33,567
AB Sustainable International Thematic Fund	67,953	129,364
AB International Value Fund	90,673	89,736
AB Growth Fund	11,352	24,771
AB Discovery Growth Fund	79,634	38,106
AB Discovery Value Fund	192,816	365,276
AB Value Fund	6,390	3,508
AB High Income Fund	113,301	188,188
American Funds AMCAP Fund®	695,651	524,373
American Funds American Balanced Fund®	2,149,396	3,930,925
American Funds Capital Income Builder®	1,563,820	2,683,630
American Funds EuroPacific Growth Fund	4,408,637	4,960,383
American Funds Fundamental Investors Fund(SM)	3,743,836	3,456,567
American Funds New Perspective Fund®	2,624,683	2,559,259
American Funds The Bond Fund of America®	498,576	1,051,174
American Funds The Growth Fund of America®	8,973,664	10,150,526
American Funds The Income Fund of America®	1,530,523	2,419,588
American Funds The Investment Company of America®	1,650,601	1,968,341
American Funds The New Economy Fund®	712,237	894,012
American Funds Washington Mutual Investors Fund(SM)	767,763	745,958
American Funds American Mutual Fund®	975,492	702,698
American Funds Capital World Growth and Income Fund®	3,999,744	4,524,852
American Funds SMALLCAP World Fund®	189,006	378,129
New World Fund	420,538	269,937
Ariel Appreciation Fund	15,700	2,074
Ariel Fund	68,632	4,533
Artisan Mid Cap Value Fund	556,979	424,389
Ave Maria Rising Dividend Fund	464,023	436,532
Ave Maria Value Fund	2,348	232
Ave Maria Growth Fund	77,762	57,971
BlackRock LifePath® Dynamic 2030 Fund	7,118,181	5,484,412

Sub-Account	Purchases at Cost	Proceeds from Sales
BlackRock LifePath® Dynamic 2040 Fund	9,320,755	4,952,510
BlackRock LifePath® Dynamic Retirement Fund	3,342,725	3,232,236
BlackRock LifePath® Dynamic 2050 Fund	2,721,937	1,268,464
BlackRock LifePath® Dynamic 2025 Fund	382,543	15,523
BlackRock LifePath® Dynamic 2035 Fund	225,136	115,066
BlackRock LifePath® Dynamic 2045 Fund	207,940	35,899
BlackRock LifePath® Dynamic 2055 Fund	352,999	18,473
Baron Small Cap Fund	125,895	104,167
BlackRock U.S. Government Bond Portfolio	26,757	27,582
BlackRock Equity Dividend Fund	567,413	460,505
BlackRock Capital Appreciation Fund	90,316	20,336
BlackRock Advantage Large Cap Growth Fund	34,237	30,817
Calvert VP SRI Balanced Portfolio	21,912	495,655
Calvert Equity Fund	2,736,211	2,584,398
Calvert Bond Fund	536,882	291,039
Calvert Income Fund	98,985	115,092
Columbia Contrarian Core Fund	85,202	96,139
Columbia Small Cap Value I Fund	34,918	26,837
Columbia Select Mid Cap Value Fund	375,215	316,146
Columbia Acorn Fund	649,201	247,266
CRM Mid Cap Value Fund	82,170	196,858
Calamos International Growth Fund	289	34
Davis Financial Fund	38,584	44,497
Davis New York Venture Fund	1,572,694	1,298,412
Davis Opportunity Fund	30,541	33,957
Delaware Diversified Income Fund	147,038	1,420
Delaware Extended Duration Bond Fund	401	13
Dreyfus Bond Market Index Fund	3,779,307	1,975,420
BNY Mellon Variable Investment Fund Appreciation Portfolio	4,322	159
BNY Mellon International Stock Index Fund	12,628	48,092
BNY Mellon MidCap Index Fund	5,352,724	3,522,948
BNY Mellon Small Cap Stock Index Fund	3,400,526	3,095,790
BNY Mellon Variable Investment Fund Growth and Income Portfo	203	353
BNY Mellon Sustainable U.S. Equity Portfolio	225	51
BNY Mellon S&P 500 Index Fund	9,621,224	5,003,276
Eaton Vance Large-Cap Value Fund	355,579	394,112
Eaton Vance Dividend Builder Fund	153,727	120,585
Eaton Vance Worldwide Health Sciences Fund	160,668	467,571
Eaton Vance Income Fund of Boston	624,793	967,059
Eaton Vance Balanced Fund	50,801	8,437
Eaton Vance Atlanta Capital SMID-Cap Fund	272,725	147,562
Allspring Asset Allocation Fund	27,044	101,521
Allspring Emerging Markets Equity Fund	453,581	681,903
Allspring Utility & Telecommunications Fund	8,195	2,558
Alger Capital Appreciation Institutional Portfolio	2,805,777	2,198,548
Alger Mid Cap Growth Institutional Fund	1,471,304	191,899
Alger Small Cap Growth Institutional Fund	258,738	300,653
Nuveen Mid Cap Growth Opportunities Fund	84,507	23,773
Nuveen Small Cap Select Fund	7,411	602
Fidelity Advisor Equity Growth Fund	171,783	121,185
Fidelity Advisor Value Strategies Fund	39,623	13,392
Fidelity Advisor Leveraged Company Stock Fund	635,149	395,110

Sub-Account	Purchases at Cost	Proceeds from Sales
Federated Hermes Equity Income Fund, Inc.	42,320	10,834
Federated Hermes Fund for U.S. Government Securities	22,775	12,124
Federated Hermes MDT Mid Cap Growth Fund	94,942	2,070
Federated Hermes High Income Bond Fund, Inc.	207	188
Federated Hermes Kaufmann Fund	1,098,603	975,437
Federated Hermes Short-Term Income Fund	957	7,248
Federated Hermes Total Return Bond Fund	8,612	18,748
Federated Hermes Clover Small Value Fund	71,103	71,206
Federated Hermes International Leaders Fund	1,420	788
Fidelity® VIP Growth Opportunities Portfolio	958,171	1,026,441
Fidelity® VIP Overseas Portfolio	6,141	487
Fidelity® VIP Value Strategies Portfolio	482,281	28,262
Fidelity® VIP Balanced Portfolio	326,120	372,476
Fidelity® VIP Growth & Income Portfolio	106,060	235,417
Fidelity® VIP Freedom 2020 Portfolio	6,918	403
Fidelity® VIP Freedom 2030 Portfolio	42,016	8,798
Fidelity® VIP Freedom 2015 Portfolio	32,692	429
Fidelity® VIP Freedom 2025 Portfolio	23,147	78,161
Fidelity Advisor® Stock Selector All Cap Fund	620	16,033
Templeton Developing Markets Trust	222,693	356,088
Franklin High Income Fund	227,372	150,394
Franklin Strategic Income Fund	775,430	344,930
Templeton Global Bond Fund	649,735	777,441
Franklin U.S. Government Securities Fund	39,108	14,723
Franklin Small Cap Value Fund	740,490	625,697
Franklin Mutual Global Discovery Fund	1,806,076	2,354,437
Templeton Growth Fund	136,962	292,226
Franklin Income Fund	899,486	1,202,341
Franklin Growth Fund	1,062,080	876,257
Franklin Total Return Fund	34,373	134,616
Franklin Mutual U.S. Value Fund	483,018	346,871
Franklin Mutual Beacon Fund	101,152	253,615
Franklin Mutual Shares Fund	668,193	742,926
Franklin Small-Mid Cap Growth Fund	885,928	937,245
Franklin Conservative Allocation Fund	413,650	667,711
Franklin Growth Allocation Fund	1,759,484	1,431,201
Franklin Moderate Allocation Fund	1,488,717	1,342,197
Templeton Foreign Fund	475,523	936,337
Highland Socially Responsible Equity Fund	-	60,176
Goldman Sachs Income Builder Fund	5,306	599
Goldman Sachs Capital Growth Fund	5,427	107
Goldman Sachs Core Fixed Income Fund	16,324	4,610
Goldman Sachs U.S. Equity Insights Fund	8	1
Goldman Sachs Government Income Fund	147,893	261,796
Goldman Sachs Equity Income Fund	15,081	26,623
Goldman Sachs Growth Opportunities Fund	448,483	203,180
Goldman Sachs Focused International Equity Fund	7,541	227
Goldman Sachs Mid Cap Value Fund	823,452	816,360
Goldman Sachs Small Cap Value Fund	1,832,652	1,334,800
Goldman Sachs Strategic Growth Fund	34,697	992
Goldman Sachs High Yield Fund	180,936	119,685
Goldman Sachs Large Cap Value Fund	111,044	150,257

Sub-Account	Purchases at Cost	Proceeds from Sales
Goldman Sachs Small/Mid Cap Growth Fund	54,026	13,234
Goldman Sachs Satellite Strategies Portfolio	239	6
Hartford Balanced HLS Fund	674,611	775,894
Hartford Total Return Bond HLS Fund	1,242,387	1,458,365
Hartford Capital Appreciation HLS Fund	2,215,227	3,993,521
Hartford Dividend and Growth HLS Fund	2,647,869	5,271,231
The Hartford Healthcare HLS Fund	951,665	1,038,423
Hartford Disciplined Equity HLS Fund	2,249,858	3,291,869
Hartford International Opportunities HLS Fund	194,536	81,386
Hartford MidCap HLS Fund	2,347,488	3,530,299
Hartford Ultrashort Bond HLS Fund	477,008	779,031
Hartford Small Company HLS Fund	990,857	1,301,451
Hartford Small Cap Growth HLS Fund	198,464	37,849
Hartford Stock HLS Fund	289,013	666,619
The Hartford Checks and Balances Fund	45,753	23,251
The Hartford High Yield	155,634	134,466
The Hartford Dividend and Growth Fund	139,644	94,531
The Hartford International Opportunities Fund	170,971	100,893
The Hartford MidCap Fund	205,085	243,613
The Hartford Small Company Fund	106,291	48,962
The Hartford Total Return Bond Fund	260,672	123,371
The Hartford Healthcare Fund	102,072	320,793
The Hartford Growth Opportunities Fund	135,998	18,511
Hartford Quality Value Fund	209	11
Hartford Moderate Allocation Fund	398,121	348,268
The Hartford Conservative Allocation Fund	97,327	506,101
The Hartford Capital Appreciation Fund	1,305,041	1,440,575
The Hartford Growth Allocation Fund	547,387	218,597
The Hartford Inflation Plus Fund	102,385	52,364
The Hartford Equity Income Fund	235,680	242,022
The Hartford Balanced Income Fund	76,903	150,279
The Hartford MidCap Value Fund	15,148	1,325
Hotchkis and Wiley Large Cap Value Fund	37,843	82,160
Invesco V.I. Technology Fund	11,715	645,530
Invesco Technology Fund	475,584	355,097
Delaware Ivy Natural Resources Fund	140,879	93,170
Delaware Ivy Large Cap Growth Fund	135,258	125,557
Delaware Ivy Science and Technology Fund	973,637	564,378
Delaware Ivy Asset Strategy Fund	334,579	93,614
Janus Henderson Forty Portfolio	616,775	548,667
Janus Henderson Global Research Portfolio	17,680	16,954
Janus Henderson Enterprise Portfolio	7,567	30,689
Janus Henderson Balanced Portfolio	4,446	23,659
Janus Henderson Overseas Portfolio	5,085	77,094
Janus Henderson Flexible Bond Fund	8,820	222
Janus Henderson Forty Fund	1,664,376	1,700,206
Janus Henderson Balanced Fund	1,286,752	658,070
Janus Henderson Enterprise Fund	683,434	387,506
Janus Henderson Overseas Fund	189,607	358,913
Janus Henderson Global Research Fund	35,559	36,370
Janus Henderson Mid Cap Value Fund	276,218	401,753
PGIM Jennison Natural Resources Fund	4,523	4,147

Sub-Account	Purchases at Cost	Proceeds from Sales
PGIM Jennison Mid-Cap Growth Fund	406,577	180,427
PGIM Jennison 20/20 Focus Fund	-	170,579
MassMutual High Yield Fund	494,399	608,439
JPMorgan Large Cap Growth Fund	31,024	199,477
JPMorgan Core Bond Fund	427,326	714,964
JPMorgan Small Cap Equity Fund	16,179	6,072
JPMorgan Small Cap Growth Fund	409,104	323,801
JPMorgan Small Cap Value Fund	335,927	117,482
JPMorgan U.S. Equity Fund	362,613	124,967
JPMorgan SmartRetirement 2020 Fund	775,439	2,272,720
JPMorgan SmartRetirement 2025 Fund	2,286,294	1,520,391
JPMorgan SmartRetirement 2030 Fund	2,435,856	1,829,407
JPMorgan SmartRetirement 2035 Fund	1,856,802	810,886
JPMorgan SmartRetirement 2040 Fund	2,347,982	668,880
JPMorgan SmartRetirement 2045 Fund	1,420,621	1,498,755
JPMorgan SmartRetirement 2050 Fund	1,591,580	743,131
JPMorgan SmartRetirement Income Fund	217,004	644,647
JPMorgan SmartRetirement 2055 Fund	826,954	368,039
Loomis Sayles Bond Fund	41,241	178,071
LKCM Aquinas Catholic Equity Fund	46,907	2,404
Lord Abbett Affiliated Fund	74,501	97,699
Lord Abbett Fundamental Equity Fund	471,744	576,595
Lord Abbett Bond Debenture Fund	211,569	438,951
Lord Abbett Growth Opportunities fund	53,525	6,009
Lord Abbett Dividend Growth Fund	53,165	69,544
Lord Abbett Total Return Fund	1,327,397	419,479
Lord Abbett Developing Growth Fund	342,050	258,732
Lord Abbett International Equity Inv Opt	97,534	6,351
Lord Abbett Value Opportunities Fund	784,762	397,818
Clearbridge Value Trust	41,807	21,393
BMO Mid-Cap Value Fund	172,894	578,160
MFS® Emerging Markets Debt Fund	107,431	121,772
Massachusetts Investors Growth Stock Fund	420,659	894,866
MFS High Income Fund	58,744	211,763
MFS International New Discovery Fund	54,294	31,061
MFS Mid Cap Growth Fund	82,870	114,048
MFS New Discovery Fund	1,953,212	1,529,612
MFS Research International Fund	433,034	428,314
MFS Total Return Fund	448,467	314,619
MFS Utilities Fund	591,107	515,700
MFS Value Fund	1,630,180	2,408,408
MFS Total Return Bond Fund	522,260	1,696,686
MFS Massachusetts Investors Trust	293,015	392,269
MFS International Growth Fund	122,237	73,653
MFS Core Equity Fund	273,270	722,382
MFS Government Securities Fund	1,209,636	840,622
MFS International Intrinsic Value Fund	2,856,050	3,485,152
MFS Technology Fund	99,036	151,285
MFS Core Equity Series	1	-
MFS Utilities Series	7,381	7,807
MFS Growth Fund	120,363	43,650
MFS High Yield Portfolio	1,923	95,707

Sub-Account	Purchases at Cost	Proceeds from Sales
BlackRock Global Allocation Fund, Inc.	1,648,883	2,074,481
BlackRock Advantage Large Cap Core Fund	24,238	7,567
BlackRock Advantage U.S. Total Market Fund	9,814	9,477
BlackRock Mid-Cap Value Fund	374,308	489,495
BlackRock International Dividend Fund	124,377	227,376
BlackRock Mid Cap Growth Equity Portfolio	176,457	125,887
Victory Munder Mid-Cap Core Growth Fund	267,619	105,181
Neuberger Berman Sustainable Equity Fund	1,270,051	1,382,227
Nuveen International Value Fund	21,256	6,038
The Oakmark International Small Cap Fund	7,476	37,462
The Oakmark Equity and Income Fund	17,430	13,576
Invesco Capital Appreciation Fund	316,269	304,638
Invesco V. I. Global Fund	876,661	918,357
Invesco Global Opportunities Fund	266,986	307,239
Invesco Oppenheimer International Growth Fund	273,048	265,977
Invesco Main Street Fund	139,520	60,514
Invesco Global Strategic Income Fund	155,730	302,977
Invesco Main Street Mid Cap Fund	842,105	391,305
Invesco Developing Markets Fund	497,392	1,117,202
Invesco International Bond Fund	769,298	661,362
Invesco Main Street All Cap Fund	300,556	581,568
Invesco Gold & Special Minerals Fund	426,010	456,781
Invesco International Diversified Fund	102,318	19,404
Invesco Rising Dividends Fund	4,372	238
Putnam Focused International Equity Fund	4,102	54,820
Putnam VT High Yield Fund	12,667	26,112
Putnam VT Emerging Markets Equity Fund	4,214	26,607
Putnam VT Sustainable Leaders Fund	45,725	26,564
Putnam VT Small Cap Value Fund	92,203	61,813
Pioneer Disciplined Value Fund	141,500	42,920
Pioneer Equity Income Fund	44,002	23,328
Pioneer Fundamental Growth Fund	26,579	51,633
Virtus NFJ International Value Fund	3,941	3,349
Virtus NFJ Small-Cap Value Fund	126,356	123,564
Virtus NFJ Dividend Value Fund	603,165	944,157
AMG GW&K MID CAP Fund	1	39,994
PIMCO Total Return Fund	2,499,220	2,778,333
PIMCO Emerging Markets Bond Fund	101,172	60,554
PIMCO Real Return Fund	1,573,305	2,375,992
Pioneer Fund	363,403	370,155
Pioneer High Yield Fund	213,040	212,525
Pioneer Strategic Income Fund	1,184,886	514,759
Pioneer Mid Cap Value Fund	263,985	473,691
Pioneer Select Mid Cap Growth Fund	267,446	109,737
PIMCO Total Return ESG Fund	1,832,642	333,851
Putnam Large Cap Value Fund	2,280,533	476,849
Putnam High Yield Fund	511,297	298,245
Putnam International Equity Fund	48,209	14,087
Putnam Sustainable Leaders Fund	607	16
Putnam International Capital Opportunities Fund	84,003	75,679
Putnam Small Cap Growth Fund	147,353	50,746
Royce Total Return Fund	605,739	202,416

Sub-Account	Purchases at Cost	Proceeds from Sales
Royce Smaller-Companies Growth Fund	172,627	57,487
Royce Small-Cap Value Fund	30,197	134,758
Columbia Large Cap Value Fund	63,794	59,117
Virtus Ceredex Small-Cap Value Equity Fund	157,368	344,349
Virtus Ceredex Mid-Cap Value Equity Fund	459,274	223,704
Virtus Ceredex Large-Cap Value Equity Fund	4,690	39,248
DWS RREEF Real Estate Securities Fund	1,840	194
DWS CROCI Equity Dividend Fund	29,276	41,033
DWS Capital Growth Fund	87,549	991
DWS Enhanced Emerging Markets Fixed Income	1,433	1,624
SSgA S&P 500 Index Fund	889,774	556,938
DWS Core Equity VIP	1,124	547
DWS International Growth Fund	22,217	36,505
MassMutual Overseas Fund	98,517	65,568
MassMutual Total Return Bond Fund	23,914	88,097
MassMutual Blue Chip Growth Fund	9,371,772	7,423,523
MassMutual Mid Cap Growth Fund	1,087,559	538,580
MassMutual Strategic Bond Fund	898,215	1,531,738
ClearBridge Appreciation Fund	80,470	88,770
ClearBridge Aggressive Growth Fund	24,447	1,634
ClearBridge All Cap Value Fund	4,020	450
ClearBridge Mid Cap Fund	420,574	208,461
ClearBridge Small Cap Growth Fund	343,873	158,917
Thornburg International Equity Fund	686,841	768,984
Thornburg Small/Mid Cap Core Fund	315,348	160,672
Thornburg Small/Mid Cap Growth Fund	441,185	156,395
Timothy Plan Large/Mid Cap Value Fund	65,136	1,469
T. Rowe Price Growth Stock Fund, Inc.	2,520,621	1,851,135
T. Rowe Price Equity Income Fund	322,034	677,098
T. Rowe Price Retirement 2010 Fund	120,367	320,209
T. Rowe Price Retirement 2020 Fund	1,834,337	2,319,427
T. Rowe Price Retirement 2030 Fund	3,139,523	2,676,133
T. Rowe Price Retirement 2040 Fund	2,300,270	1,904,173
T. Rowe Price Retirement 2050 Fund	1,586,868	926,355
T. Rowe Price Retirement Balanced Fund	203,437	50,528
UBS Global Allocation Fund	5,136	175
Vanguard Small-Cap Index Fund	72,828	401,496
Vanguard Mid-Cap Index Fund	66,248	364,274
Vanguard Total Bond Market Index Fund	47,940	80,741
Victory Diversified Stock Fund	93,889	159,919
Victory Special Value Fund	300,446	232,975
Victory Sycamore Small Company Opportunity Fund	930,182	779,297
Victory Sycamore Established Value Fund	10,828,653	11,582,481
Invesco Comstock Fund	554,938	2,537,332
Invesco Equity and Income Fund	2,346,268	1,964,684
Invesco Growth and Income Fund	699,120	519,135
Invesco Quality Income Fund	1,181	1,798
Invesco Small Cap Value Fund	411,597	260,921
Invesco American Value Fund	126,814	111,591
Invesco Value Opportunities Fund	62,321	27,742
Invesco Diversified Dividend Fund	221,450	216,121
Invesco American Franchise Fund	293,458	118,610

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco Global Core Equity Fund	9,113	718
Vanguard 500 Index Fund	423,484	629,630
Allspring International Equity Fund	1,129	694
Allspring Core Bond Fund	13,491	14,630
Columbia Seligman Technology and Information Fund	173,514	140,402
Columbia Seligman Global Technology Fund	157,361	266,986
Columbia Select Small Cap Value Fund	31	1
TIAA-CREF Large Cap Value Index Fund	588,975	561,316
TIAA-CREF Large Cap Growth Fund	965,953	893,238
TIAA-CREF Bond Index Fund	298,911	253,935
TIAA-CREF Equity Index Fund	1,927,551	2,217,319
MassMutual Equity Opportunities Fund	525,319	396,925
MM MSCI EAFE® International Index Fund	525,947	476,504
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	407,839	299,275
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	1,133,614	426,121
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	473,558	594,757
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	474,443	256,583
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	950,401	540,217
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	731,592	575,304
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	521,991	326,696
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	116,289	95,601
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	436,041	300,808
American Century Heritage Fund	410,385	341,477
ClearBridge Small Cap Value Fund	3,200	3,259
North Square Oak Ridge Small Cap Growth Fund	62,392	155,269
Invesco Intermediate Bond Factor Fund	3,889	7,476
MassMutual Strategic Emerging Markets Fund	2,454	127
MassMutual Small Cap Opportunities Fund	464,552	425,829
MassMutual Small Cap Growth Equity Fund	1,046,956	376,332
Fidelity VIP Freedom 2035 Portfolio	2,918	51,966
Fidelity VIP Freedom 2050 Portfolio	28	-
Delaware Ivy Small Cap Growth Fund	429,566	108,910
JPMorgan Mid Cap Growth Fund	246,394	379,273
Invesco Discovery Mid Cap Growth Fund	499,269	760,231
T. Rowe Price Retirement 2060 Fund	48,579	21,881
MSIF Global Opportunity Portfolio	23,526	33,689
JPMorgan U.S. Government Money Market Fund	512,207	805,893
American Century U.S. Government Money Market Fund	204,787	970,949
Invesco Balanced-Risk Commodity Strategy Fund	6,746	253
Putnam Growth Opportunities Fund	772	77
John Hancock New Opportunities Fund	68,508	63,922
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	18,827	137
Columbia Large Cap Growth Opportunity Fund	509,138	191,594
JPMorgan SmartRetirement 2060 Fund	263	1
Victory RS Value Fund	282,514	303,387
Pioneer Global Equity Fund	491,780	286,260
BlackRock Advantage Small Cap Growth Fund	398,360	408,338
MassMutual Select T.Rowe Price Retire 2025 Fund	482	2
MassMutual Select T.Rowe Price Retire 2030 Fund	1,592	20
MassMutual Select T.Rowe Price Retire 2035 Fund	8,533	52,558
MassMutual Select T.Rowe Price Retire 2040 Fund	4,726	13
MassMutual Select T.Rowe Price Retire 2050 Fund	1,532	20

Sub-Account	Purchases at Cost	Proceeds from Sales
MassMutual Select T.Rowe Price Retire 2060 Fund	6,586	9,002
BlackRock S&P 500 Index V.I. Fund	3,543,018	3,240,677
Hartford International Equity Fund	58,727	13,510
BNY Mellon Insight Core Plus Fund	35,214	380,278
Keeley Small Cap Dividend Value Fund	83,694	212,191
Hartford Global Impact Fund	8,727	3,080
Invesco Dividend Income Fund	1,333	90
AB Sustainable Global Thematic Fund	1,147,215	699,304
Virtus AllianzGI Water Fund	631,999	284,600
MassMutual Global Fund	39,588	99,960
Columbia Acorn International Select Fund	237	808
AMG GW&K Small/Mid Cap	52,169	2,478
PGIM Jennison Focused Growth Fund	297,442	641
NexPoint Merger Arbitrage Fund	74,246	508
MM Russell 2000® Small Cap Index Fund	154,930	50,852
MM S&P 500® Index Fund	992,717	2,988,599
MM S&P Mid Cap Index Fund	634,801	764,385
Russell Balanced Strategy Fund	58,626	42,513
Russell Conservative Strategy Fund	919	168
Russell Equity Growth Strategy Fund	3	-
Russell Growth Strategy Fund	147,969	5,918
Russell Moderate Strategy Fund	57,626	9,457

5. Changes in Units Outstanding:

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
American Century Equity Income Fund	1,710,663	1,813,515	(102,852)
American Century Growth Fund	13,731	10,696	3,035
American Century Ultra Fund	12,947	12,583	364
American Century VP Balanced Fund	8,829	8,738	91
American Century Small Company Fund	76	30	46
American Century Small Cap Value Fund	104,519	111,998	(7,479)
American Century Focused Large Cap Value Fund	2,939	2,655	284
American Century Inflation-Adjusted Bond Fund	9,989	11,761	(1,772)
American Century Equity Growth Fund	1,912	3,128	(1,216)
American Century VP Disciplined Core Value Fund	6,597	6,555	42
American Century VP Ultra Fund	34,115	39,230	(5,115)
American Century VP Value Fund	22,398	23,103	(705)
American Century Mid Cap Value Fund	13,667	19,901	(6,234)
Invesco V.I. Small Cap Equity Fund	4,870	5,319	(449)
Invesco V.I. Diversified Dividend Fund	793	1,067	(274)
Invesco EQV European Equity Fund	16,101	17,488	(1,387)
Invesco EQV International Equity Fund	9,471	11,136	(1,665)
Invesco Small Cap Growth Fund	90,853	95,480	(4,627)
Invesco Real Estate Fund	112,771	118,538	(5,767)
Invesco Small Cap Equity Fund	13,110	14,596	(1,486)
Invesco EQV Emerging Markets All Cap Fund	265,057	285,107	(20,050)
American Century Diversified Bond Fund	16,954	19,269	(2,315)
Domini Impact Equity Fund	3,588	2,989	599
AB Global Bond Fund	11,791	12,332	(541)
AB Global Risk Allocation Fund	8,453	8,785	(332)
AB Relative Value Fund	1,009	1,947	(938)
AB Sustainable International Thematic Fund	25,350	26,595	(1,245)
AB International Value Fund	60,694	61,430	(736)
AB Growth Fund	1,261	1,099	162
AB Discovery Growth Fund	4,093	4,111	(18)
AB Discovery Value Fund	19,540	20,315	(775)
AB Value Fund	1,397	1,232	165
AB High Income Fund	33,338	34,821	(1,483)
American Funds AMCAP Fund	130,601	140,171	(9,570)
American Funds American Balanced Fund	948,729	1,003,320	(54,591)
American Funds Capital Income Builder	848,148	912,902	(64,754)
American Funds EuroPacific Growth Fund	629,008	677,747	(48,739)
American Funds Fundamental Investors Fund	616,565	665,346	(48,781)
American Funds New Perspective Fund	380,985	411,325	(30,340)
American Funds The Bond Fund of America	263,965	265,188	(1,223)
American Funds The Growth Fund of America	985,629	1,086,766	(101,137)
American Funds The Income Fund of America	492,947	574,917	(81,970)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
American Funds The Investment Company of America	345,547	392,621	(47,074)
American Funds The New Economy Fund	79,318	90,455	(11,137)
American Funds Washington Mutual Investors Fund	175,735	187,420	(11,685)
American Funds American Mutual Fund	200,227	198,652	1,575
American Funds Capital World Growth and Income Fund	796,583	879,281	(82,698)
American Funds SMALLCAP World Fund	33,860	37,015	(3,155)
New World Fund	20,095	18,341	1,754
Ariel Appreciation Fund	2,822	2,979	(157)
Ariel Fund	4,310	4,186	124
Artisan Mid Cap Value Fund	59,920	64,703	(4,783)
Ave Maria Rising Dividend Fund	43,882	42,594	1,288
Ave Maria Value Fund	6,472	5,230	1,242
Ave Maria Growth Fund	4,210	4,778	(568)
BlackRock LifePath Dynamic 2030 Fund	1,214,563	1,325,434	(110,871)
BlackRock LifePath Dynamic 2040 Fund	1,244,135	1,314,838	(70,703)
BlackRock LifePath Dynamic Retirement Fund	738,700	849,404	(110,704)
BlackRock LifePath Dynamic 2050 Fund	312,385	312,482	(97)
BlackRock LifePath Dynamic 2025 Fund	95,700	98,653	(2,953)
BlackRock LifePath Dynamic 2035 Fund	51,006	43,284	7,722
BlackRock LifePath Dynamic 2045 Fund	33,927	27,034	6,893
BlackRock LifePath Dynamic 2055 Fund	51,753	59,771	(8,018)
Baron Small Cap Fund	8,231	8,816	(585)
BlackRock Impact Mortgage Fund	10,159	10,079	80
BlackRock Equity Dividend Fund	38,652	41,130	(2,478)
BlackRock Capital Appreciation Fund	7,002	5,774	1,228
BlackRock Advantage Large Cap Growth Fund	1,281	1,357	(76)
Calvert VP SRI Balanced Portfolio	1,582	1,581	1
Calvert Equity Fund	175,978	216,571	(40,593)
Calvert Bond Fund	123,752	128,502	(4,750)
Calvert Income Fund	57,736	43,768	13,968
Columbia Contrarian Core Fund	6,474	7,369	(895)
Columbia Small Cap Value I Fund	2,946	3,059	(113)
Columbia Select Mid Cap Value Fund	100,102	80,514	19,588
Columbia Acorn Fund	28,496	25,986	2,510
CRM Mid Cap Value Fund	7,887	7,538	349
Calamos International Growth Fund	98	99	(1)
Davis Financial Fund	11,218	11,724	(506)
Davis New York Venture Fund	117,887	134,453	(16,566)
Davis Opportunity Fund	5,059	5,247	(188)
Delaware Diversified Income Fund	14,822	16,825	(2,003)
Delaware Extended Duration Bond Fund	172	158	14
Dreyfus Bond Market Index Fund	1,155,304	1,235,360	(80,056)
BNY Mellon Variable Investment Fund Appreciation Portfolio	788	738	50
BNY Mellon International Stock Index Fund	18,530	18,859	(329)
BNY Mellon MidCap Index Fund	281,071	285,884	(4,813)
BNY Mellon Small Cap Stock Index Fund	223,352	244,114	(20,762)
BNY Mellon Sustainable U.S. Equity Portfolio	194	194	-

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
BNY Mellon S&P 500 Index Fund	1,080,541	1,095,063	(14,522)
Eaton Vance Large-Cap Value Fund	59,273	59,171	102
Eaton Vance Dividend Builder Fund	54,441	55,375	(934)
Eaton Vance Worldwide Health Sciences Fund	16,199	18,919	(2,720)
Eaton Vance Income Fund of Boston	182,560	210,061	(27,501)
Eaton Vance Balanced Fund	1,290	776	514
Eaton Vance Atlanta Capital SMID-Cap Fund	26,935	29,014	(2,079)
Allspring Asset Allocation Fund	6,560	5,334	1,226
Allspring Emerging Markets Equity Fund	66,145	74,798	(8,653)
Allspring Utility & Telecommunications Fund	669	806	(137)
Alger Capital Appreciation Institutional Portfolio	108,754	112,263	(3,509)
Alger Mid Cap Growth Institutional Fund	74,493	91,213	(16,720)
Alger Small Cap Growth Institutional Fund	18,651	19,219	(568)
Nuveen Mid Cap Growth Opportunities Fund	3,125	4,128	(1,003)
Nuveen Small Cap Select Fund	740	712	28
Fidelity Advisor Equity Growth Fund	18,641	19,079	(438)
Fidelity Advisor Value Strategies Fund	6,260	12,325	(6,065)
Fidelity Advisor Leveraged Company Stock Fund	78,321	77,164	1,157
Federated Hermes Equity Income Fund, Inc.	6,571	9,785	(3,214)
Federated Hermes Fund for U.S. Government Securities	13,061	11,982	1,079
Federated Hermes MDT Mid Cap Growth Fund	8,551	7,885	666
Federated Hermes High Income Bond Fund, Inc.	5	5	-
Federated Hermes Kaufmann Fund	172,777	177,163	(4,386)
Federated Hermes Short-Term Income Fund	8,995	17,291	(8,296)
Federated Hermes Global Allocation Fund	146	-	146
Federated Hermes Total Return Bond Fund	2,433	2,455	(22)
Federated Hermes Clover Small Value Fund	6,278	5,017	1,261
Federated Hermes International Leaders Fund	353	321	32
Fidelity VIP Growth Opportunities Portfolio	14,386	16,922	(2,536)
Fidelity VIP Overseas Portfolio	2,812	2,841	(29)
Fidelity VIP Value Strategies Portfolio	14,115	14,512	(397)
Fidelity VIP Balanced Portfolio	45,362	61,226	(15,864)
Fidelity VIP Growth & Income Portfolio	7,414	8,135	(721)
Fidelity VIP Freedom 2020 Portfolio	3,087	3,087	-
Fidelity VIP Freedom 2030 Portfolio	19,577	18,488	1,089
Fidelity VIP Freedom 2015 Portfolio	3,586	3,586	-
Fidelity VIP Freedom 2025 Portfolio	11,848	12,169	(321)
Fidelity Advisor Stock Selector All Cap Fund	70,827	35,038	35,789
Templeton Developing Markets Trust	56,674	60,703	(4,029)
Franklin High Income Fund	41,321	38,518	2,803
Franklin Strategic Income Fund	128,039	150,735	(22,696)
Templeton Global Bond Fund	215,134	226,689	(11,555)
Franklin U.S. Government Securities Fund	35,078	37,591	(2,513)
Franklin Small Cap Value Fund	90,681	101,623	(10,942)
Franklin Mutual Global Discovery Fund	428,675	454,048	(25,373)
Templeton Growth Fund	62,792	64,386	(1,594)
Franklin Income Fund	285,571	292,580	(7,009)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Franklin Growth Fund	83,787	84,352	(565)
Franklin Total Return Fund	19,601	22,982	(3,381)
Franklin Mutual U.S. Mid Cap Value Fund	50,110	67,569	(17,459)
Franklin Mutual Beacon Fund	41,813	42,683	(870)
Franklin Mutual Shares Fund	147,515	160,359	(12,844)
Franklin Small-Mid Cap Growth Fund	93,222	103,531	(10,309)
Franklin Conservative Allocation Fund	152,322	173,446	(21,124)
Franklin Growth Allocation Fund	287,885	313,317	(25,432)
Franklin Moderate Allocation Fund	296,849	338,244	(41,395)
Templeton Foreign Fund	198,941	215,346	(16,405)
Goldman Sachs Income Builder Fund	2,438	2,392	46
Goldman Sachs Capital Growth Fund	335	290	45
Goldman Sachs Core Fixed Income Fund	12,381	11,897	484
Goldman Sachs U.S. Equity Insights Fund	1	1	-
Goldman Sachs Government Income Fund	75,158	72,480	2,678
Goldman Sachs Equity Income Fund	6,033	5,402	631
Goldman Sachs Growth Opportunities Fund	28,057	39,267	(11,210)
Goldman Sachs Focused International Equity Fund	2,308	2,335	(27)
Goldman Sachs Mid Cap Value Fund	87,575	97,603	(10,028)
Goldman Sachs Small Cap Value Fund	197,340	208,990	(11,650)
Goldman Sachs Strategic Growth Fund	4,703	4,200	503
Goldman Sachs High Yield Fund	32,739	33,387	(648)
Goldman Sachs Large Cap Value Fund	25,297	26,058	(761)
Goldman Sachs Small/Mid Cap Growth Fund	3,340	3,289	51
Goldman Sachs Satellite Strategies Portfolio	169	157	12
Hartford Balanced HLS Fund	221,191	244,273	(23,082)
Hartford Total Return Bond HLS Fund	695,396	759,489	(64,093)
Hartford Capital Appreciation HLS Fund	322,467	388,308	(65,841)
Hartford Dividend and Growth HLS Fund	1,343,037	1,532,292	(189,255)
The Hartford Healthcare HLS Fund	85,850	95,924	(10,074)
Hartford Disciplined Equity HLS Fund	469,998	544,699	(74,701)
Hartford International Opportunities HLS Fund	63,488	57,291	6,197
Hartford MidCap HLS Fund	162,181	199,207	(37,026)
Hartford Ultrashort Bond HLS Fund	312,213	406,112	(93,899)
Hartford Small Company HLS Fund	272,693	306,786	(34,093)
Hartford Small Cap Growth HLS Fund	18,489	21,370	(2,881)
Hartford Stock HLS Fund	80,637	91,821	(11,184)
The Hartford Checks and Balances Fund	10,829	12,336	(1,507)
The Hartford High Yield	8,003	8,410	(407)
The Hartford Dividend and Growth Fund	22,937	29,401	(6,464)
The Hartford International Opportunities Fund	23,806	24,326	(520)
The Hartford MidCap Fund	21,564	28,984	(7,420)
The Hartford Small Company Fund	7,126	6,135	991
The Hartford Total Return Bond Fund	40,948	70,186	(29,238)
The Hartford Healthcare Fund	4,049	6,465	(2,416)
The Hartford Growth Opportunities Fund	6,174	6,687	(513)
Hartford Quality Value Fund	139	140	(1)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Hartford Moderate Allocation Fund	111,270	119,066	(7,796)
The Hartford Conservative Allocation Fund	22,959	28,703	(5,744)
The Hartford Capital Appreciation Fund	242,470	266,583	(24,113)
The Hartford Growth Allocation Fund	146,111	156,684	(10,573)
The Hartford Inflation Plus Fund	38,809	42,980	(4,171)
The Hartford Equity Income Fund	19,409	23,765	(4,356)
The Hartford Balanced Income Fund	21,532	31,215	(9,683)
The Hartford MidCap Value Fund	4,450	3,960	490
Hotchkis and Wiley Large Cap Value Fund	19,124	19,994	(870)
Invesco V.I. Technology Fund	1,247	2,112	(865)
Invesco Technology Fund	38,683	40,193	(1,510)
Delaware Ivy Natural Resources Fund	192,789	178,198	14,591
Delaware Ivy Large Cap Growth Fund	19,777	20,609	(832)
Delaware Ivy Science and Technology Fund	35,897	39,761	(3,864)
Delaware Ivy Asset Strategy Fund	20,087	20,406	(319)
Janus Henderson Forty Portfolio	31,261	35,985	(4,724)
Janus Henderson Global Research Portfolio	11,707	12,363	(656)
Janus Henderson Enterprise Portfolio	1,364	1,831	(467)
Janus Henderson Balanced Portfolio	7,246	9,942	(2,696)
Janus Henderson Overseas Portfolio	8,536	8,679	(143)
Janus Henderson Flexible Bond Fund	219	3,683	(3,464)
Janus Henderson Forty Fund	135,518	150,184	(14,666)
Janus Henderson Balanced Fund	95,293	100,055	(4,762)
Janus Henderson Enterprise Fund	28,508	29,760	(1,252)
Janus Henderson Overseas Fund	115,882	119,245	(3,363)
Janus Henderson Global Research Fund	8,176	9,690	(1,514)
Janus Henderson Mid Cap Value Fund	39,245	42,468	(3,223)
PGIM Jennison Natural Resources Fund	3,586	4,150	(564)
PGIM Jennison Mid-Cap Growth Fund	14,545	15,970	(1,425)
MassMutual High Yield Fund	219,832	236,588	(16,756)
JPMorgan Large Cap Growth Fund	4,628	4,593	35
JPMorgan Core Bond Fund	67,219	61,837	5,382
JPMorgan Small Cap Equity Fund	1,170	1,575	(405)
JPMorgan Small Cap Growth Fund	20,873	21,456	(583)
JPMorgan Small Cap Value Fund	8,457	8,948	(491)
JPMorgan U.S. Equity Fund	19,970	24,599	(4,629)
JPMorgan SmartRetirement 2020 Fund	116,003	159,438	(43,435)
JPMorgan SmartRetirement 2025 Fund	448,908	505,092	(56,184)
JPMorgan SmartRetirement 2030 Fund	323,418	412,461	(89,043)
JPMorgan SmartRetirement 2035 Fund	239,237	230,023	9,214
JPMorgan SmartRetirement 2040 Fund	236,233	285,608	(49,375)
JPMorgan SmartRetirement 2045 Fund	130,602	124,243	6,359
JPMorgan SmartRetirement 2050 Fund	147,915	154,368	(6,453)
JPMorgan SmartRetirement Income Fund	31,250	54,745	(23,495)
JP Morgan Smart Retirement 2055 Fund	79,076	64,230	14,846
Loomis Sayles Bond Fund	11,760	11,349	411
LKCM Aquinas Catholic Equity Fund	7,695	7,281	414

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Lord Abbett Affiliated Fund	23,709	26,792	(3,083)
Lord Abbett Fundamental Equity Fund	63,752	69,031	(5,279)
Lord Abbett Bond Debenture Fund	100,699	107,884	(7,185)
Lord Abbett Growth Opportunities fund	7,297	6,499	798
Lord Abbett Dividend Growth Fund	9,796	9,877	(81)
Lord Abbett Total Return Fund	412,439	426,666	(14,227)
Lord Abbett Developing Growth Fund	17,327	25,431	(8,104)
Lord Abbett International Equity Inv Opt	38,717	42,094	(3,377)
Lord Abbett Value Opportunities Fund	96,928	105,192	(8,264)
Clearbridge Value Trust	8,284	8,636	(352)
MFS Emerging Markets Debt Fund	12,555	20,311	(7,756)
Massachusetts Investors Growth Stock Fund	72,899	99,508	(26,609)
MFS High Income Fund	39,773	40,814	(1,041)
MFS International New Discovery Fund	9,852	9,913	(61)
MFS Mid Cap Growth Fund	21,391	25,909	(4,518)
MFS New Discovery Fund	170,927	184,549	(13,622)
MFS Research International Fund	171,474	168,501	2,973
MFS Total Return Fund	69,099	67,219	1,880
MFS Utilities Fund	171,359	173,262	(1,903)
MFS Value Fund	394,536	478,710	(84,174)
MFS Total Return Bond Fund	49,930	57,432	(7,502)
MFS Massachusetts Investors Trust	11,654	12,618	(964)
MFS International Growth Fund	14,721	15,016	(295)
MFS Core Equity Fund	104,615	111,286	(6,671)
MFS Government Securities Fund	288,730	308,248	(19,518)
MFS International Intrinsic Value Fund	471,638	493,240	(21,602)
MFS Technology Fund	577	550	27
MFS Utilities Series	5,434	4,901	533
MFS Growth Fund	17,406	15,840	1,566
MFS High Yield Portfolio	1,622	2,586	(964)
BlackRock Global Allocation Fund, Inc.	284,653	295,285	(10,632)
BlackRock Advantage Large Cap Core Fund	1,747	1,867	(120)
BlackRock Advantage U.S. Total Market Fund	739	776	(37)
BlackRock Mid-Cap Value Fund	39,543	47,213	(7,670)
BlackRock International Dividend Fund	17,979	23,611	(5,632)
BlackRock Mid Cap Growth Equity Portfolio	16,212	18,811	(2,599)
Victory Munder Mid-Cap Core Growth Fund	19,899	20,174	(275)
Neuberger Berman Sustainable Equity Fund	49,090	55,160	(6,070)
Nuveen International Value Fund	11,926	11,378	548
The Oakmark International Small Cap Fund	7,675	16,015	(8,340)
The Oakmark Equity and Income Fund	1,887	3,671	(1,784)
Invesco Capital Appreciation Fund	32,456	33,890	(1,434)
Invesco Global Fund	110,369	109,022	1,347
Invesco Global Opportunities Fund	16,003	23,189	(7,186)
Invesco Oppenheimer International Growth Fund	41,588	47,604	(6,016)
Invesco Main Street Fund	14,296	16,892	(2,596)
Invesco Global Strategic Income Fund	25,889	31,761	(5,872)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Invesco Main Street Mid Cap Fund	115,092	143,020	(27,928)
Invesco Developing Markets Fund	121,334	132,110	(10,776)
Invesco International Bond Fund	195,201	196,805	(1,604)
Invesco Main Street All Cap Fund	33,412	37,792	(4,380)
Invesco Gold & Special Minerals Fund	114,674	144,428	(29,754)
Invesco International Diversified Fund	19,533	20,476	(943)
Invesco Rising Dividends Fund	932	1,299	(367)
Putnam Focused International Equity Fund	425	425	-
Putnam VT High Yield Fund	10,838	12,827	(1,989)
Putnam VT Emerging Markets Equity Fund	4,196	5,976	(1,780)
Putnam VT Sustainable Leaders Fund	5,545	5,497	48
Putnam VT Small Cap Value Fund	1,362	4,733	(3,371)
Pioneer Disciplined Value Fund	11,910	11,723	187
Pioneer Equity Income Fund	1,702	1,550	152
Pioneer Fundamental Growth Fund	2,583	2,655	(72)
Virtus NFJ International Value Fund	2,313	2,252	61
Virtus NFJ Small-Cap Value Fund	37,883	39,160	(1,277)
Virtus NFJ Dividend Value Fund	138,551	154,298	(15,747)
PIMCO Total Return Fund	827,000	948,423	(121,423)
PIMCO Emerging Markets Bond Fund	15,086	21,055	(5,969)
PIMCO Real Return Fund	574,735	651,407	(76,672)
Pioneer Fund	28,246	28,033	213
Pioneer High Yield Fund	38,615	45,258	(6,643)
Pioneer Strategic Income Fund	160,064	184,686	(24,622)
Pioneer Mid Cap Value Fund	45,510	50,407	(4,897)
Pioneer Select Mid Cap Growth Fund	3,014	29,928	(26,914)
PIMCO Total Return ESG Fund	305,266	307,137	(1,871)
Putnam Large Cap Value Fund	85,932	92,192	(6,260)
Putnam High Yield Fund	53,351	62,237	(8,886)
Putnam International Equity Fund	14,024	27,744	(13,720)
Putnam Sustainable Leaders Fund	81	48	33
Putnam International Capital Opportunities Fund	18,254	17,902	352
Putnam Small Cap Growth Fund	3,190	3,150	40
Royce Total Return Fund	57,049	69,790	(12,741)
Royce Smaller-Companies Growth Fund	12,074	14,308	(2,234)
Royce Small-Cap Value Fund	11,993	13,611	(1,618)
Columbia Large Cap Value Fund	5,701	5,507	194
Virtus Ceredex Small-Cap Value Equity Fund	4,980	4,791	189
Virtus Ceredex Mid-Cap Value Equity Fund	9,635	10,609	(974)
Virtus Ceredex Large-Cap Value Equity Fund	29	30	(1)
DWS RREEF Real Estate Securities Fund	869	869	-
DWS CROCI Equity Dividend Fund	11,082	11,510	(428)
DWS Capital Growth Fund	1,713	3,304	(1,591)
DWS Enhanced Emerging Markets Fixed Income	711	1,207	(496)
SSgA S&P 500 Index Fund	65,489	66,673	(1,184)
DWS Core Equity VIP	581	592	(11)
DWS International Growth Fund	10,023	10,525	(502)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
MassMutual Overseas Fund	27,456	48,797	(21,341)
MassMutual Total Return Bond Fund	20,115	23,941	(3,826)
MassMutual Blue Chip Growth Fund	2,549,744	2,753,761	(204,017)
MassMutual Mid Cap Growth Fund	119,649	142,611	(22,962)
MassMutual Strategic Bond Fund	425,901	481,759	(55,858)
ClearBridge Appreciation Fund	18,254	18,648	(394)
ClearBridge Aggressive Growth Fund	1,875	1,430	445
ClearBridge All Cap Value Fund	1,564	1,573	(9)
ClearBridge Mid Cap Fund	14,377	13,542	835
ClearBridge Small Cap Growth Fund	21,645	23,796	(2,151)
Thornburg International Equity Fund	126,637	130,993	(4,356)
Thornburg Small/Mid Cap Core Fund	20,319	21,888	(1,569)
Thornburg Small/Mid Cap Growth Fund	21,307	25,404	(4,097)
Timothy Plan Large/Mid Cap Value Fund	8,910	9,180	(270)
T. Rowe Price Growth Stock Fund, Inc.	189,046	225,138	(36,092)
T. Rowe Price Equity Income Fund	61,762	62,934	(1,172)
T. Rowe Price Retirement 2010 Fund	21,622	25,505	(3,883)
T. Rowe Price Retirement 2020 Fund	388,251	447,520	(59,269)
T. Rowe Price Retirement 2030 Fund	642,454	677,500	(35,046)
T. Rowe Price Retirement 2040 Fund	372,909	365,903	7,006
T. Rowe Price Retirement 2050 Fund	258,600	224,345	34,255
T. Rowe Price Retirement Balanced Fund	61,903	68,219	(6,316)
T. Rowe Price Retirement 2045 Fund	2,747	1,601	1,146
UBS Global Allocation Fund	1,316	1,398	(82)
Vanguard Small-Cap Index Fund	198,561	209,970	(11,409)
Vanguard Mid-Cap Index Fund	122,233	127,945	(5,712)
Vanguard Total Bond Market Index Fund	88,586	92,032	(3,446)
Victory Diversified Stock Fund	11,902	13,982	(2,080)
Victory Special Value Fund	37,916	37,778	138
Victory Sycamore Small Company Opportunity Fund	81,904	99,693	(17,789)
Victory Sycamore Established Value Fund	515,348	561,924	(46,576)
Invesco Comstock Fund	116,060	116,294	(234)
Invesco Equity and Income Fund	496,826	576,825	(79,999)
Invesco Growth and Income Fund	96,914	107,539	(10,625)
Invesco Quality Income Fund	122	94	28
Invesco Small Cap Value Fund	13,978	17,194	(3,216)
Invesco American Value Fund	12,090	14,169	(2,079)
Invesco Value Opportunities Fund	26,531	51,287	(24,756)
Invesco Diversified Dividend Fund	21,934	23,453	(1,519)
Invesco American Franchise Fund	24,464	29,375	(4,911)
Invesco Global Core Equity Fund	4,574	5,443	(869)
Vanguard 500 Index Fund	329,581	357,061	(27,480)
Allspring International Equity Fund	832	3,119	(2,287)
Allspring Core Bond Fund	6,955	6,089	866
Columbia Seligman Technology and Information Fund	10,695	12,145	(1,450)
Columbia Seligman Global Technology Fund	7,468	7,157	311
Columbia Select Small Cap Value Fund	29	29	-

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
TIAA-CREF Large Cap Value Index Fund	143,154	163,510	(20,356)
TIAA-CREF Large Cap Growth Fund	104,849	108,552	(3,703)
TIAA-CREF Bond Index Fund	60,670	80,517	(19,847)
TIAA-CREF Equity Index Fund	158,461	150,744	7,717
MassMutual Equity Opportunities Fund	165,847	174,461	(8,614)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	53,018	56,705	(3,687)
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	161,192	167,268	(6,076)
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	118,047	120,440	(2,393)
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	117,533	99,568	17,965
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	131,768	121,780	9,988
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	97,681	92,410	5,271
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	52,470	53,204	(734)
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	34,953	42,491	(7,538)
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	29,780	25,149	4,631
American Century Heritage Fund	53,301	57,430	(4,129)
ClearBridge Small Cap Value Fund	533	558	(25)
North Square Oak Ridge Small Cap Growth Fund	10,528	14,521	(3,993)
Invesco Intermediate Bond Factor Fund	1,096	1,019	77
MassMutual Strategic Emerging Markets Fund	894	704	190
MassMutual Small Cap Opportunities Fund	51,355	55,356	(4,001)
MassMutual Small Cap Growth Equity Fund	114,396	123,525	(9,129)
Fidelity VIP Freedom 2035 Portfolio	649	649	-
Fidelity VIP Freedom 2050 Portfolio	33	33	-
Delaware Ivy Small Cap Growth Fund	19,211	25,892	(6,681)
JPMorgan Mid Cap Growth Fund	108,213	112,716	(4,503)
Invesco Discovery Mid Cap Growth Fund	77,564	86,683	(9,119)
T. Rowe Price Retirement 2060 Fund	5,388	4,776	612
MSIF Global Opportunity Portfolio	8,925	6,613	2,312
JPMorgan U.S. Government Money Market Fund	59,681	67,790	(8,109)
American Century U.S. Government Money Market Fund	37,143	32,848	4,295
Invesco Balanced-Risk Commodity Strategy Fund	3,449	2,968	481
Putnam Growth Opportunities Fund	191	176	15
John Hancock New Opportunities Fund	24,423	34,120	(9,697)
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	1,811	409	1,402
Columbia Large Cap Growth Opportunity Fund	42,473	44,010	(1,537)
JPMorgan SmartRetirement 2060 Fund	426	17	409
Victory RS Value Fund	101,937	111,684	(9,747)
Pioneer Global Equity Fund	96,177	96,965	(788)
BlackRock Advantage Small Cap Growth Fund	48,512	58,322	(9,810)
MassMutual Select T.Rowe Price Retire 2020 Fund	11,430	-	11,430
MassMutual Select T.Rowe Price Retire 2025 Fund	121	33	88
MassMutual Select T.Rowe Price Retire 2030 Fund	495	227	268
MassMutual Select T.Rowe Price Retire 2035 Fund	1,824	1,231	593
MassMutual Select T.Rowe Price Retire 2040 Fund	2,860	621	2,239
MassMutual Select T.Rowe Price Retire 2045 Fund	546	-	546
MassMutual Select T.Rowe Price Retire 2050 Fund	5,263	218	5,045
MassMutual Select T.Rowe Price Retire 2060 Fund	836	411	425

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
BlackRock S&P 500 Index V.I. Fund	845,410	874,812	(29,402)
Hartford International Equity Fund	48,563	47,273	1,290
BNY Mellon Insight Core Plus Fund	50,981	57,549	(6,568)
Keeley Small Cap Dividend Value Fund	46,237	47,277	(1,040)
Hartford Global Impact Fund	3,652	3,406	246
Invesco Dividend Income Fund	735	640	95
AB Sustainable Global Thematic Fund	165,056	185,751	(20,695)
Virtus AllianzGI Water Fund	108,145	121,295	(13,150)
MassMutual Global Fund	3,803	3,728	75
Columbia Acorn International Select Fund	118	223	(105)
AMG GW&K Small/Mid Cap	4,038	2,921	1,117
PGIM Jennison Focused Growth Fund	37,038	32,963	4,075
NexPoint Merger Arbitrage Fund	2,935	7,174	(4,239)
Empower International Index Fund	10,980	1,204	9,776
Empower S&P Mid Cap 400 Index Fund	9,363	226	9,137
Empower S&P SmallCap 600 Index Fund	1,059	-	1,059
MM S&P 500 Index Fund	120,001	103,598	16,403
Russell Balanced Strategy Fund	9,641	25,609	(15,968)
Russell Conservative Strategy Fund	671	771	(100)
Russell Equity Growth Strategy Fund	1	1	-
Russell Growth Strategy Fund	9,001	55,777	(46,776)
Russell Moderate Strategy Fund	1,168	41,554	(40,386)

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
American Century Equity Income Fund	137,348	355,798	(218,450)
American Century Growth Fund	15,825	17,509	(1,683)
American Century Ultra® Fund	1,174	1,436	(262)
American Century VP Balanced Fund	17,943	18,607	(664)
American Century Small Company Fund	27	-	27
American Century Small Cap Value Fund	10,449	20,140	(9,691)
American Century Focused Large Cap Value fund	183	150	33
American Century Inflation-Adjusted Bond Fund	921	2,013	(1,092)
American Century Equity Growth Fund	2,428	2,264	164
American Century VP Disciplined Core Value Fund	202	2,165	(1,963)
American Century VP Ultra Fund	7,117	5,868	1,249
American Century VP Value Fund	9,425	6,732	2,693
American Century Mid Cap Value Fund	13,172	13,550	(378)
Invesco V.I. Small Cap Equity Fund	-	412	(412)
Invesco V.I. Diversified Dividend Fund	464	653	(189)
Invesco European Growth Fund	8,757	11,300	(2,542)
Invesco International Growth Fund	10,012	11,906	(1,895)
Invesco Small Cap Growth Fund	18,098	25,648	(7,550)
Invesco Real Estate Fund	33,161	44,678	(11,517)
Invesco Small Cap Equity Fund	4,887	6,578	(1,692)
Invesco Emerging Markets All Cap Fund	247,318	161,786	85,532

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
American Century Diversified Bond Fund	5,361	4,139	1,222
Domini Impact Equity Fund	900	231	669
AB Global Bond Fund	1,870	1,505	364
AB Global Risk Allocation Fund	1,138	1,694	(556)
AB Relative Value Fund	1,715	2,754	(1,039)
AB Sustainable International Thematic Fund	8,980	14,087	(5,107)
AB International Value Fund	19,485	21,127	(1,642)
AB Growth Fund	171	517	(347)
AB Discovery Growth Fund	3,501	3,576	(75)
AB Discovery Value Fund	7,472	14,696	(7,224)
AB Value Fund	351	235	116
AB High Income Fund	6,199	12,307	(6,108)
American Funds AMCAP Fund®	17,644	19,219	(1,575)
American Funds American Balanced Fund®	205,536	348,370	(142,834)
American Funds Capital Income Builder®	111,224	190,117	(78,894)
American Funds EuroPacific Growth Fund	200,806	266,199	(65,392)
American Funds Fundamental Investors Fund(SM)	99,456	152,016	(52,560)
American Funds New Perspective Fund®	99,376	118,054	(18,679)
American Funds The Bond Fund of America®	70,513	111,954	(41,441)
American Funds The Growth Fund of America®	327,821	427,572	(99,751)
American Funds The Income Fund of America®	101,461	169,431	(67,970)
American Funds The Investment Company of America®	105,774	139,809	(34,035)
American Funds The New Economy Fund®	36,257	46,686	(10,428)
American Funds Washington Mutual Investors Fund(SM)	44,869	54,438	(9,569)
American Funds American Mutual Fund®	33,891	31,699	2,192
American Funds Capital World Growth and Income Fund®	217,102	277,305	(60,202)
American Funds SMALLCAP World Fund®	4,930	13,269	(8,339)
New World Fund	26,891	20,779	6,112
Ariel Appreciation Fund	267	130	137
Ariel Fund	2,132	370	1,762
Artisan Mid Cap Value Fund	1,616	7,034	(5,418)
Ave Maria Rising Dividend Fund	9,198	12,402	(3,204)
Ave Maria Value Fund	41	-	41
Ave Maria Growth Fund	1,866	1,750	116
BlackRock LifePath® Dynamic 2030 Fund	297,598	358,379	(60,781)
BlackRock LifePath® Dynamic 2040 Fund	372,452	390,730	(18,279)
BlackRock LifePath® Dynamic Retirement Fund	160,132	264,090	(103,958)
BlackRock LifePath® Dynamic 2050 Fund	69,104	51,884	17,219
BlackRock LifePath® Dynamic 2025 Fund	17,535	1,837	15,698
BlackRock LifePath® Dynamic 2035 Fund	8,477	7,056	1,422
BlackRock LifePath® Dynamic 2045 Fund	10,000	5,168	4,832
BlackRock LifePath® Dynamic 2055 Fund	11,103	1,850	9,253
Baron Small Cap Fund	2,498	2,295	203
BlackRock U.S. Government Bond Portfolio	8,769	8,977	(209)
BlackRock Equity Dividend Fund	28,464	32,390	(3,926)
BlackRock Capital Appreciation Fund	1,024	781	243
BlackRock Advantage Large Cap Growth Fund	1,011	1,153	(142)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Calvert VP SRI Balanced Portfolio	121	19,122	(19,002)
Calvert Equity Fund	87,434	90,165	(2,732)
Calvert Bond Fund	77,643	65,243	12,400
Calvert Income Fund	13,037	14,889	(1,851)
Columbia Contrarian Core Fund	640	1,509	(868)
Columbia Small Cap Value I Fund	567	747	(180)
Columbia Select Mid Cap Value Fund	19,698	22,595	(2,897)
Columbia Acorn Fund	4,801	5,484	(683)
CRM Mid Cap Value Fund	2,523	7,405	(4,883)
Davis Financial Fund	4,229	5,170	(942)
Davis New York Venture Fund	61,429	81,226	(19,797)
Davis Opportunity Fund	725	1,261	(537)
Delaware Diversified Income Fund	10,734	43	10,690
Delaware Extended Duration Bond Fund	12	-	11
Dreyfus Bond Market Index Fund	259,840	169,475	90,365
BNY Mellon Variable Investment Fund Appreciation Portfolio	54	-	54
BNY Mellon International Stock Index Fund	49	2,486	(2,437)
BNY Mellon MidCap Index Fund	67,526	75,383	(7,857)
BNY Mellon Small Cap Stock Index Fund	51,297	65,836	(14,539)
BNY Mellon Variable Investment Fund Growth and Income Portfo	5	9	(4)
BNY Mellon S&P 500 Index Fund	255,641	253,368	2,273
Eaton Vance Large-Cap Value Fund	28,578	33,763	(5,185)
Eaton Vance Dividend Builder Fund	14,431	16,917	(2,486)
Eaton Vance Worldwide Health Sciences Fund	4,331	12,024	(7,693)
Eaton Vance Income Fund of Boston	31,508	56,334	(24,826)
Eaton Vance Balanced Fund	7,412	6,705	707
Eaton Vance Atlanta Capital SMID-Cap Fund	6,332	5,806	526
Allspring Asset Allocation Fund	1,508	5,794	(4,286)
Allspring Emerging Markets Equity Fund	29,132	34,634	(5,502)
Allspring Utility & Telecommunications Fund	162	64	98
Alger Capital Appreciation Institutional Portfolio	37,087	42,984	(5,897)
Alger Mid Cap Growth Institutional Fund	20,905	18,186	2,720
Alger Small Cap Growth Institutional Fund	4,013	7,518	(3,505)
Nuveen Mid Cap Growth Opportunities Fund	2,233	1,754	479
Nuveen Small Cap Select Fund	101	12	90
Fidelity Advisor Equity Growth Fund	2,381	3,443	(1,062)
Fidelity Advisor Value Strategies Fund	400	263	137
Fidelity Advisor Leveraged Company Stock Fund	36,234	36,107	127
Federated Hermes Equity Income Fund, Inc.	951	417	534
Federated Hermes Fund for U.S. Government Securities	1,486	831	655
Federated Hermes MDT Mid Cap Growth Fund	611	4	607
Federated Hermes High Income Bond Fund, Inc.	202	208	(7)
Federated Hermes Kaufmann Fund	28,986	39,073	(10,087)
Federated Hermes Short-Term Income Fund	-	645	(645)
Federated Hermes Total Return Bond Fund	2,489	3,109	(620)
Federated Hermes Clover Small Value Fund	2,897	3,149	(251)
Federated Hermes International Leaders Fund	25	39	(14)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Fidelity® VIP Growth Opportunities Portfolio	12,662	14,382	(1,720)
Fidelity® VIP Overseas Portfolio	625	530	94
Fidelity® VIP Value Strategies Portfolio	16,791	3,792	12,999
Fidelity® VIP Balanced Portfolio	33,933	39,957	(6,023)
Fidelity® VIP Growth & Income Portfolio	2,760	7,160	(4,400)
Fidelity® VIP Freedom 2030 Portfolio	59	134	(75)
Fidelity® VIP Freedom 2015 Portfolio	846	2	844
Fidelity® VIP Freedom 2025 Portfolio	15	1,831	(1,817)
Fidelity Advisor® Stock Selector All Cap Fund	20	455	(435)
Templeton Developing Markets Trust	17,980	26,091	(8,111)
Franklin High Income Fund	13,068	11,120	1,948
Franklin Strategic Income Fund	110,802	90,015	20,787
Templeton Global Bond Fund	50,100	67,238	(17,138)
Franklin U.S. Government Securities Fund	2,227	833	1,395
Franklin Small Cap Value Fund	30,543	36,285	(5,742)
Franklin Mutual Global Discovery Fund	144,615	213,338	(68,723)
Templeton Growth Fund	25,890	34,322	(8,431)
Franklin Income Fund	90,881	125,697	(34,816)
Franklin Growth Fund	26,178	27,344	(1,167)
Franklin Total Return Fund	2,306	9,003	(6,697)
Franklin Mutual U.S. Value Fund	6,719	9,599	(2,880)
Franklin Mutual Beacon Fund	4,692	13,870	(9,178)
Franklin Mutual Shares Fund	21,089	38,668	(17,580)
Franklin Small-Mid Cap Growth Fund	9,888	24,086	(14,199)
Franklin Conservative Allocation Fund	24,186	47,350	(23,163)
Franklin Growth Allocation Fund	69,727	96,787	(27,060)
Franklin Moderate Allocation Fund	92,066	122,884	(30,818)
Templeton Foreign Fund	25,876	51,008	(25,132)
Highland Socially Responsible Equity Fund	55	2,121	(2,066)
Goldman Sachs Income Builder Fund	100	8	93
Goldman Sachs Capital Growth Fund	175	69	106
Goldman Sachs Core Fixed Income Fund	965	220	745
Goldman Sachs Government Income Fund	24,167	33,542	(9,375)
Goldman Sachs Equity Income Fund	896	1,782	(886)
Goldman Sachs Growth Opportunities Fund	9,827	9,054	773
Goldman Sachs Focused International Equity Fund	382	2	380
Goldman Sachs Mid Cap Value Fund	16,246	22,920	(6,673)
Goldman Sachs Small Cap Value Fund	46,462	67,824	(21,361)
Goldman Sachs Strategic Growth Fund	337	21	316
Goldman Sachs High Yield Fund	8,894	8,351	543
Goldman Sachs Large Cap Value Fund	3,832	7,812	(3,980)
Goldman Sachs Small/Mid Cap Growth Fund	461	409	52
Goldman Sachs Satellite Strategies Portfolio	13	-	12
Hartford Balanced HLS Fund	72,702	91,236	(18,534)
Hartford Total Return Bond HLS Fund	108,747	151,644	(42,896)
Hartford Capital Appreciation HLS Fund	53,069	134,765	(81,696)
Hartford Dividend and Growth HLS Fund	72,597	314,143	(241,546)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
The Hartford Healthcare HLS Fund	17,367	31,114	(13,747)
Hartford Disciplined Equity HLS Fund	258,162	273,781	(15,619)
Hartford International Opportunities HLS Fund	13,934	7,967	5,967
Hartford MidCap HLS Fund	5,406	57,805	(52,399)
Hartford Ultrashort Bond HLS Fund	194,220	212,682	(18,462)
Hartford Small Company HLS Fund	27,766	90,596	(62,830)
Hartford Small Cap Growth HLS Fund	7,388	5,041	2,347
Hartford Stock HLS Fund	65,752	82,139	(16,387)
The Hartford Checks and Balances Fund	1,149	862	288
The Hartford High Yield	7,120	6,414	706
The Hartford Dividend and Growth Fund	7,283	6,892	391
The Hartford International Opportunities Fund	7,224	5,609	1,614
The Hartford MidCap Fund	3,160	5,978	(2,818)
The Hartford Small Company Fund	4,451	4,406	45
The Hartford Total Return Bond Fund	18,998	11,373	7,625
The Hartford Healthcare Fund	5,973	11,632	(5,659)
The Hartford Growth Opportunities Fund	3,166	2,239	927
Hartford Moderate Allocation Fund	37,363	42,271	(4,908)
The Hartford Conservative Allocation Fund	18,794	38,800	(20,006)
The Hartford Capital Appreciation Fund	41,911	76,058	(34,146)
The Hartford Growth Allocation Fund	35,535	30,953	4,582
The Hartford Inflation Plus Fund	7,013	3,935	3,077
The Hartford Equity Income Fund	7,627	9,460	(1,833)
The Hartford Balanced Income Fund	2,202	7,173	(4,971)
The Hartford MidCap Value Fund	565	100	465
Hotchkis and Wiley Large Cap Value Fund	1,754	3,419	(1,665)
Invesco V.I. Technology Fund	134	13,175	(13,041)
Invesco Technology Fund	9,835	14,250	(4,415)
Delaware Ivy Natural Resources Fund	51,689	45,710	5,979
Delaware Ivy Large Cap Growth Fund	1,507	2,716	(1,209)
Delaware Ivy Science and Technology Fund	9,276	12,615	(3,339)
Delaware Ivy Asset Strategy Fund	20,797	12,215	8,582
Janus Henderson Forty Portfolio	34,919	41,016	(6,097)
Janus Henderson Global Research Portfolio	6	495	(490)
Janus Henderson Enterprise Portfolio	6	555	(548)
Janus Henderson Balanced Portfolio	1,331	1,956	(625)
Janus Henderson Overseas Portfolio	486	4,630	(4,144)
Janus Henderson Flexible Bond Fund	507	-	507
Janus Henderson Forty Fund	36,943	51,695	(14,751)
Janus Henderson Balanced Fund	44,211	28,348	15,863
Janus Henderson Enterprise Fund	11,527	10,712	815
Janus Henderson Overseas Fund	34,631	45,842	(11,212)
Janus Henderson Global Research Fund	859	1,756	(897)
Janus Henderson Mid Cap Value Fund	7,204	15,320	(8,116)
PGIM Jennison Natural Resources Fund	512	488	25
PGIM Jennison Mid-Cap Growth Fund	3,114	3,970	(856)
PGIM Jennison 20/20 Focus Fund	799	5,068	(4,269)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
MassMutual High Yield Fund	29,153	50,366	(21,213)
JPMorgan Large Cap Growth Fund	57	4,208	(4,151)
JPMorgan Core Bond Fund	87,738	109,003	(21,265)
JPMorgan Small Cap Equity Fund	79	89	(9)
JPMorgan Small Cap Growth Fund	3,240	4,166	(925)
JPMorgan Small Cap Value Fund	4,696	2,465	2,231
JPMorgan U.S. Equity Fund	9,907	7,155	2,753
JPMorgan SmartRetirement 2020 Fund	100,733	203,753	(103,020)
JPMorgan SmartRetirement 2025 Fund	158,049	170,353	(12,304)
JPMorgan SmartRetirement 2030 Fund	219,797	238,079	(18,282)
JPMorgan SmartRetirement 2035 Fund	98,377	90,792	7,585
JPMorgan SmartRetirement 2040 Fund	159,873	136,675	23,198
JPMorgan SmartRetirement 2045 Fund	94,318	119,860	(25,542)
JPMorgan SmartRetirement 2050 Fund	87,315	78,094	9,220
JPMorgan SmartRetirement Income Fund	43,773	77,300	(33,527)
JPMorgan SmartRetirement 2055 Fund	45,249	33,895	11,354
Loomis Sayles Bond Fund	1,788	8,533	(6,746)
LKCM Aquinas Catholic Equity Fund	412	-	412
Lord Abbett Affiliated Fund	3,109	5,351	(2,242)
Lord Abbett Fundamental Equity Fund	9,220	20,301	(11,081)
Lord Abbett Bond Debenture Fund	8,679	22,010	(13,331)
Lord Abbett Growth Opportunities fund	421	203	219
Lord Abbett Dividend Growth Fund	1,315	2,599	(1,285)
Lord Abbett Total Return Fund	88,820	50,622	38,198
Lord Abbett Developing Growth Fund	18,570	19,768	(1,199)
Lord Abbett International Equity Inv Opt	3,200	338	2,862
Lord Abbett Value Opportunities Fund	33,272	33,121	151
Clearbridge Value Trust	1,229	1,608	(379)
BMO Mid-Cap Value Fund	182	40,614	(40,432)
MFS® Emerging Markets Debt Fund	9,147	10,432	(1,285)
Massachusetts Investors Growth Stock Fund	3,043	23,025	(19,982)
MFS High Income Fund	3,760	14,163	(10,403)
MFS International New Discovery Fund	1,396	1,240	156
MFS Mid Cap Growth Fund	4,373	6,010	(1,637)
MFS New Discovery Fund	24,174	42,263	(18,088)
MFS Research International Fund	110,406	111,114	(708)
MFS Total Return Fund	61,754	63,410	(1,656)
MFS Utilities Fund	42,809	50,223	(7,414)
MFS Value Fund	141,100	178,385	(37,286)
MFS Total Return Bond Fund	53,322	123,002	(69,680)
MFS Massachusetts Investors Trust	7,199	10,040	(2,842)
MFS International Growth Fund	4,196	2,878	1,318
MFS Core Equity Fund	2,133	26,262	(24,129)
MFS Government Securities Fund	194,406	171,102	23,304
MFS International Intrinsic Value Fund	23,221	66,805	(43,585)
MFS Technology Fund	2,358	3,031	(673)
MFS Utilities Series	63	229	(165)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
MFS Growth Fund	5,716	4,401	1,315
MFS High Yield Portfolio	39	6,772	(6,734)
BlackRock Global Allocation Fund, Inc.	122,547	164,770	(42,222)
BlackRock Advantage Large Cap Core Fund	1,757	1,724	33
BlackRock Advantage U.S. Total Market Fund	33	327	(294)
BlackRock Mid-Cap Value Fund	27,210	36,909	(9,699)
BlackRock International Dividend Fund	11,014	18,022	(7,008)
BlackRock Mid Cap Growth Equity Portfolio	5,357	5,044	313
Victory Munder Mid-Cap Core Growth Fund	3,471	4,599	(1,127)
Neuberger Berman Sustainable Equity Fund	32,828	39,473	(6,646)
Nuveen International Value Fund	1,360	410	951
The Oakmark International Small Cap Fund	-	624	(624)
The Oakmark Equity and Income Fund	1,938	1,024	914
Invesco Capital Appreciation Fund	4,189	12,561	(8,372)
Invesco V. I. Global Fund	17,540	27,506	(9,966)
Invesco Global Opportunities Fund	9,251	11,222	(1,971)
Invesco Oppenheimer International Growth Fund	11,970	14,842	(2,872)
Invesco Main Street Fund	6,783	6,875	(91)
Invesco Global Strategic Income Fund	11,969	21,457	(9,489)
Invesco Main Street Mid Cap Fund	35,051	38,966	(3,915)
Invesco Developing Markets Fund	12,082	30,826	(18,744)
Invesco International Bond Fund	97,285	95,727	1,559
Invesco Main Street All Cap Fund	19,515	35,972	(16,458)
Invesco Gold & Special Minerals Fund	63,200	67,540	(4,339)
Invesco International Diversified Fund	3,561	785	2,776
Invesco Rising Dividends Fund	85	-	85
Putnam Focused International Equity Fund	95	2,434	(2,339)
Putnam VT High Yield Fund	216	1,309	(1,093)
Putnam VT Emerging Markets Equity Fund	2,100	3,391	(1,290)
Putnam VT Sustainable Leaders Fund	3,162	3,532	(370)
Putnam VT Small Cap Value Fund	10,010	8,712	1,298
Pioneer Disciplined Value Fund	3,178	1,488	1,690
Pioneer Equity Income Fund	775	521	254
Pioneer Fundamental Growth Fund	577	1,865	(1,288)
Virtus NFJ International Value Fund	297	265	32
Virtus NFJ Small-Cap Value Fund	11,289	14,537	(3,248)
Virtus NFJ Dividend Value Fund	64,479	91,809	(27,330)
AMG GW&K MID CAP Fund	32	1,673	(1,641)
PIMCO Total Return Fund	319,707	346,492	(26,785)
PIMCO Emerging Markets Bond Fund	15,955	14,751	1,204
PIMCO Real Return Fund	143,234	217,538	(74,304)
Pioneer Fund	8,614	13,419	(4,804)
Pioneer High Yield Fund	20,664	22,775	(2,111)
Pioneer Strategic Income Fund	157,060	143,808	13,252
Pioneer Mid Cap Value Fund	14,645	32,122	(17,477)
Pioneer Select Mid Cap Growth Fund	2,468	2,096	372
PIMCO Total Return ESG Fund	127,744	24,341	103,403

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Putnam Large Cap Value Fund	81,221	23,418	57,804
Putnam High Yield Fund	26,765	18,500	8,264
Putnam International Equity Fund	107	480	(373)
Putnam Sustainable Leaders Fund	8	-	8
Putnam International Capital Opportunities Fund	4,294	5,476	(1,181)
Putnam Small Cap Growth Fund	8,099	6,815	1,284
Royce Total Return Fund	69,400	59,785	9,615
Royce Smaller-Companies Growth Fund	1,449	2,286	(838)
Royce Small-Cap Value Fund	2,064	10,977	(8,913)
Columbia Large Cap Value Fund	6,773	7,013	(240)
Virtus Ceredex Small-Cap Value Equity Fund	9,013	15,065	(6,052)
Virtus Ceredex Mid-Cap Value Equity Fund	12,189	10,944	1,245
Virtus Ceredex Large-Cap Value Equity Fund	148	1,433	(1,285)
DWS CROCI Equity Dividend Fund	642	2,193	(1,551)
DWS Capital Growth Fund	1,115	1	1,114
DWS Enhanced Emerging Markets Fixed Income	56	89	(33)
SSgA S&P 500 Index Fund	18,433	16,706	1,727
DWS Core Equity VIP	-	11	(11)
DWS International Growth Fund	1,730	2,903	(1,173)
MassMutual Overseas Fund	4,891	4,574	316
MassMutual Total Return Bond Fund	3,514	8,967	(5,453)
MassMutual Blue Chip Growth Fund	55,253	422,400	(367,147)
MassMutual Mid Cap Growth Fund	42,737	31,445	11,291
MassMutual Strategic Bond Fund	63,741	144,168	(80,428)
ClearBridge Appreciation Fund	5,205	6,629	(1,424)
ClearBridge Aggressive Growth Fund	1,207	845	362
ClearBridge All Cap Value Fund	10	1	10
ClearBridge Mid Cap Fund	22,436	22,361	74
ClearBridge Small Cap Growth Fund	14,432	13,380	1,052
Thornburg International Equity Fund	43,274	62,458	(19,185)
Thornburg Small/Mid Cap Core Fund	7,066	7,823	(757)
Thornburg Small/Mid Cap Growth Fund	9,359	10,022	(664)
Timothy Plan Large/Mid Cap Value Fund	1,403	-	1,403
T. Rowe Price Growth Stock Fund, Inc.	80,726	82,496	(1,770)
T. Rowe Price Equity Income Fund	16,583	38,832	(22,249)
T. Rowe Price Retirement 2010 Fund	9,263	23,585	(14,322)
T. Rowe Price Retirement 2020 Fund	151,134	228,974	(77,840)
T. Rowe Price Retirement 2030 Fund	254,531	296,249	(41,718)
T. Rowe Price Retirement 2040 Fund	149,408	162,268	(12,859)
T. Rowe Price Retirement 2050 Fund	97,242	88,603	8,639
T. Rowe Price Retirement Balanced Fund	7,024	4,779	2,246
UBS Global Allocation Fund	131	1	130
Vanguard Small-Cap Index Fund	794	18,911	(18,118)
Vanguard Mid-Cap Index Fund	1,475	16,787	(15,311)
Vanguard Total Bond Market Index Fund	1,978	6,469	(4,491)
Victory Diversified Stock Fund	3,739	8,035	(4,295)
Victory Special Value Fund	11,858	18,337	(6,478)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Victory Sycamore Small Company Opportunity Fund	45,263	52,968	(7,704)
Victory Sycamore Established Value Fund	530,844	193,221	337,624
Invesco Comstock Fund	14,648	87,166	(72,518)
Invesco Equity and Income Fund	76,659	101,734	(25,075)
Invesco Growth and Income Fund	17,930	26,405	(8,475)
Invesco Quality Income Fund	78	122	(44)
Invesco Small Cap Value Fund	5,444	5,064	380
Invesco American Value Fund	1,811	2,714	(903)
Invesco Value Opportunities Fund	417	1,133	(716)
Invesco Diversified Dividend Fund	6,631	12,532	(5,901)
Invesco American Franchise Fund	3,130	3,819	(689)
Invesco Global Core Equity Fund	298	-	298
Vanguard 500 Index Fund	12,131	25,750	(13,619)
Allspring International Equity Fund	3,994	4,001	(7)
Allspring Core Bond Fund	1,483	1,659	(176)
Columbia Seligman Technology and Information Fund	2,263	3,080	(817)
Columbia Seligman Global Technology Fund	3,471	5,852	(2,381)
TIAA-CREF Large Cap Value Index Fund	19,878	24,078	(4,201)
TIAA-CREF Large Cap Growth Fund	15,162	21,669	(6,507)
TIAA-CREF Bond Index Fund	23,925	20,784	3,141
TIAA-CREF Equity Index Fund	49,372	59,918	(10,546)
MassMutual Equity Opportunities Fund	19,510	28,147	(8,637)
MM MSCI EAFE® International Index Fund	40,985	41,056	(71)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	23,915	21,320	2,595
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	55,918	28,633	27,285
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	39,205	58,186	(18,982)
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	16,633	16,770	(137)
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	81,697	77,570	4,128
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	31,677	34,731	(3,054)
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	26,322	21,787	4,535
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	5,409	8,104	(2,695)
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	25,630	21,611	4,020
American Century Heritage Fund	19,220	22,992	(3,772)
ClearBridge Small Cap Value Fund	123	139	(16)
North Square Oak Ridge Small Cap Growth Fund	2,194	8,361	(6,168)
Invesco Intermediate Bond Factor Fund	324	639	(315)
MassMutual Strategic Emerging Markets Fund	62	1	62
MassMutual Small Cap Opportunities Fund	19,290	20,362	(1,072)
MassMutual Small Cap Growth Equity Fund	2,148	13,389	(11,240)
Fidelity VIP Freedom 2035 Portfolio	-	2,767	(2,767)
Delaware Ivy Small Cap Growth Fund	33,823	28,211	5,612
JPMorgan Mid Cap Growth Fund	3,611	19,661	(16,050)
Invesco Discovery Mid Cap Growth Fund	20,979	47,158	(26,179)
T. Rowe Price Retirement 2060 Fund	3,829	2,626	1,203
MSIF Global Opportunity Portfolio	485	1,007	(522)
JPMorgan U.S. Government Money Market Fund	62,607	92,641	(30,035)
American Century U.S. Government Money Market Fund	28,014	103,337	(75,323)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Invesco Balanced-Risk Commodity Strategy Fund	369	11	359
Putnam Growth Opportunities Fund	13	1	12
John Hancock New Opportunities Fund	7,301	9,257	(1,956)
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	3,169	2,331	839
Columbia Large Cap Growth Opportunity Fund	12,900	14,892	(1,992)
JPMorgan SmartRetirement 2060 Fund	15	-	15
Victory RS Value Fund	3,512	18,992	(15,480)
Pioneer Global Equity Fund	33,373	37,508	(4,135)
BlackRock Advantage Small Cap Growth Fund	18,883	31,792	(12,909)
MassMutual Select T.Rowe Price Retire 2025 Fund	32	-	32
MassMutual Select T.Rowe Price Retire 2030 Fund	92	1	91
MassMutual Select T.Rowe Price Retire 2035 Fund	527	3,810	(3,284)
MassMutual Select T.Rowe Price Retire 2040 Fund	301	-	301
MassMutual Select T.Rowe Price Retire 2050 Fund	86	1	86
MassMutual Select T.Rowe Price Retire 2060 Fund	453	617	(165)
BlackRock S&P 500 Index V.I. Fund	208,500	267,113	(58,613)
Hartford International Equity Fund	3,563	841	2,722
BNY Mellon Insight Core Plus Fund	3,531	34,256	(30,725)
Keeley Small Cap Dividend Value Fund	6,359	20,750	(14,391)
Hartford Global Impact Fund	537	179	358
Invesco Dividend Income Fund	50	1	49
AB Sustainable Global Thematic Fund	53,551	39,596	13,955
Virtus AllianzGI Water Fund	33,797	17,982	15,815
MassMutual Global Fund	1,872	6,108	(4,236)
Columbia Acorn International Select Fund	248	305	(57)
AMG GW&K Small/Mid Cap	6,666	1,978	4,688
PGIM Jennison Focused Growth Fund	27,397	52	27,345
NexPoint Merger Arbitrage Fund	12,657	5,492	7,165
MM Russell 2000® Small Cap Index Fund	5,923	2,965	2,958
MM S&P 500® Index Fund	39,237	124,599	(85,362)
MM S&P Mid Cap Index Fund	47,793	64,453	(16,660)
Russell Balanced Strategy Fund	14,656	16,122	(1,465)
Russell Conservative Strategy Fund	531	535	(4)
Russell Growth Strategy Fund	49,399	46,478	2,921
Russell Moderate Strategy Fund	42,126	41,430	696

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the years or periods presented within each Sub-Account. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving Fund and exclude the results of the Funds merged into the surviving Fund.

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

American Century Equity Income Fund
	2022	1,488,806	15.27	to	35.47	24,451,642	0.00%	to	1.25%		2.09%		55.18%	to	(33.36)%
	2021	1,591,659	9.84	to	53.22	27,640,142	0.00%	to	1.25%	0.00%	to	0.00%	(27.11)%	to	15.05%
	2020	1,810,109	13.50	to	32.31	27,370,353	0.00%	to	1.25%	1.89%	to	1.91%	(71.81)%	to	(0.43)%
	2019	762,366	32.44	to	47.89	32,874,140	0.00%	to	1.25%	1.99%	to	2.05%	22.26%	to	506.16%
	2018	867,254	7.90	to	26.54	29,721,065	0.00%	to	1.25%	1.73%	to	1.74%	(11.34)%	to	(5.82)%

American Century Growth Fund
	2022	24,310	55.63	to	63.00	1,477,613	0.35%	to	1.25%		0.00%		12.42%	to	(31.85)%
	2021	21,275	49.48	to	92.45	1,900,499	0.35%	to	1.25%	0.00%	to	0.00%	(32.16)%	to	25.60%
	2020	22,958	65.58	to	72.94	1,626,425	0.35%	to	1.25%	0.10%	to	0.12%	33.16%	to	154.10%
	2019	798,546	28.71	to	49.25	23,605,798	0.00%	to	1.25%	0.00%	to	0.26%	33.42%	to	35.40%
	2018	902,111	21.20	to	36.91	19,806,745	0.00%	to	1.25%	0.00%	to	0.22%	(3.13)%	to	(1.63)%

American Century Ultra® Fund
	2022	12,734	36.86	to	43.47	525,583	0.35%	to	1.25%		0.00%		(33.47)%	to	(32.87)%
	2021	12,370	55.40	to	64.76	761,878	0.35%	to	1.25%	0.00%	to	0.00%	21.38%	to	22.48%
	2020	12,632	45.65	to	52.88	638,125	0.35%	to	1.25%	0.00%	to	0.00%	47.55%	to	48.88%
	2019	12,340	30.94	to	35.52	423,797	0.35%	to	1.25%	0.00%	to	0.00%	32.60%	to	33.80%
	2018	15,326	26.54	to	23.33	395,253	0.35%	to	1.25%	0.00%	to	0.00%	(0.85)%	to	0.05%

American Century VP Balanced Fund
	2022	24,013	22.54	to	22.54	541,288	0.70%	to	0.70%		1.21%		(17.84)%	to	(17.84)%
	2021	23,922	27.44	to	27.44	656,344	0.70%	to	0.70%	0.72%	to	0.72%	14.96%	to	14.96%
	2020	24,586	23.87	to	23.87	586,761	0.70%	to	0.70%	1.57%	to	1.57%	11.74%	to	11.74%
	2019	7,357	21.36	to	21.36	157,128	0.70%	to	0.70%	1.55%	to	1.55%	19.02%	to	19.02%
	2018	8,780	17.95	to	17.95	157,554	0.70%	to	0.70%	1.39%	to	1.39%	(4.50)%	to	(4.50)%

American Century VP International Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	646	16.85	to	16.85	10,889	0.70%	to	0.70%	1.34%	to	1.34%	27.52%	to	27.52%
	2018	1,098	13.21	to	13.21	14,508	0.70%	to	0.70%	2.38%	to	2.38%	(15.82)%	to	(15.82)%

American Century Small Cap Value Fund
	2022	97,372	35.80	to	39.57	3,556,410	0.00%	to	1.25%		0.76%		(14.72)%	to	(28.35)%
	2021	104,851	41.98	to	55.23	4,499,444	0.00%	to	1.25%	0.00%	to	0.31%	34.82%	to	36.91%
	2020	114,541	30.66	to	34.96	3,595,482	0.00%	to	1.25%	0.24%	to	0.45%	7.33%	to	8.93%
	2019	121,221	28.15	to	32.57	3,478,602	0.00%	to	1.25%	0.25%	to	0.50%	31.41%	to	33.51%
	2018	139,829	21.09	to	24.79	3,028,379	0.00%	to	1.25%	0.33%	to	0.56%	(18.25)%	to	(17.07)%

American Century Focused Large Cap Value Fund
	2022	2,922	20.56	to	20.56	60,061	0.75%	to	0.75%		1.56%		0.70%	to	0.70%
	2021	2,638	20.41	to	20.41	53,852	0.75%	to	1.25%	1.43%	to	2.29%	16.90%	to	37.62%
	2020	2,605	17.46	to	17.46	45,491	0.75%	to	0.75%	1.59%	to	1.59%	1.49%	to	1.49%
	2019	2,594	17.21	to	17.21	44,640	0.75%	to	0.75%	1.55%	to	1.55%	5.74%	to	26.37%
	2018	2,661	13.62	to	16.27	36,629	0.75%	to	1.25%	1.62%	to	1.67%	(9.32)%	to	(8.86)%

American Century Inflation-Adjusted Bond Fund
	2022	7,858	13.06	to	13.49	106,479	0.75%	to	1.25%		5.72%		(13.63)%	to	(16.11)%
	2021	9,630	15.12	to	16.09	150,224	0.75%	to	1.25%	4.22%	to	4.27%	4.80%	to	5.33%
	2020	10,722	14.42	to	14.76	159,306	0.75%	to	1.25%	0.95%	to	0.95%	8.67%	to	9.21%
	2019	9,957	13.27	to	13.52	135,518	0.75%	to	1.25%	2.21%	to	2.27%	6.17%	to	6.70%
	2018	9,189	12.50	to	12.67	117,264	0.75%	to	1.25%	2.62%	to	2.72%	(3.89)%	to	(3.41)%

American Century Equity Growth Fund
	2022	2,612	23.13	to	26.75	70,163	0.75%	to	1.25%		0.91%		(34.36)%	to	(28.64)%
	2021	3,827	35.23	to	37.49	131,258	0.65%	to	1.25%	0.28%	to	1.70%	24.61%	to	59.84%
	2020	3,663	24.20	to	28.27	100,590	0.75%	to	1.25%	0.84%	to	0.84%	12.82%	to	13.39%
	2019	3,352	21.34	to	25.06	81,716	0.75%	to	1.25%	0.90%	to	0.91%	(0.14)%	to	26.45%
	2018	17,231	19.82	to	21.37	361,702	0.65%	to	1.25%	0.73%	to	0.74%	(7.71)%	to	(7.15)%

American Century VP Disciplined Core Value Fund
	2022	6,432	27.77	to	27.77	178,981	0.70%	to	0.70%		1.78%		(13.34)%	to	(13.34)%
	2021	6,402	32.05	to	32.05	205,147	0.70%	to	0.70%	1.04%	to	1.04%	22.79%	to	22.79%
	2020	8,364	26.10	to	26.10	218,295	0.70%	to	0.70%	1.98%	to	1.98%	11.03%	to	11.03%
	2019	8,136	23.51	to	23.51	191,258	0.70%	to	0.70%	2.02%	to	2.02%	23.08%	to	23.08%
	2018	11,501	19.10	to	19.10	219,670	0.70%	to	0.70%	1.92%	to	1.92%	(7.52)%	to	(7.52)%

American Century VP Ultra Fund
	2022	24,452	44.26	to	44.26	1,082,328	0.70%	to	0.70%		0.00%		(32.85)%	to	(32.85)%
	2021	29,567	65.91	to	65.91	1,948,889	0.70%	to	0.70%	0.00%	to	0.00%	22.30%	to	22.30%
	2020	28,318	53.90	to	53.90	1,526,208	0.70%	to	0.70%	0.00%	to	0.00%	48.81%	to	48.81%
	2019	30,957	36.22	to	36.22	1,121,198	0.70%	to	0.70%	0.00%	to	0.00%	33.64%	to	33.64%
	2018	32,410	27.10	to	27.10	878,332	0.70%	to	0.70%	0.26%	to	0.26%	0.05%	to	0.05%

American Century VP Value Fund
	2022	20,415	28.66	to	28.66	608,794	0.70%	to	0.70%		2.10%		(0.16)%	to	(0.16)%
	2021	21,947	28.71	to	28.71	630,009	0.70%	to	0.70%	1.76%	to	1.76%	23.64%	to	23.64%
	2020	19,255	23.22	to	23.22	447,021	0.70%	to	0.70%	1.95%	to	1.95%	0.27%	to	0.27%
	2019	38,069	23.15	to	23.15	881,454	0.70%	to	0.70%	2.13%	to	2.13%	26.15%	to	26.15%
	2018	43,834	18.35	to	18.35	804,546	0.70%	to	0.70%	1.66%	to	1.66%	(9.79)%	to	(9.79)%

American Century Mid Cap Value Fund
	2022	15,116	31.75	to	37.28	522,544	0.00%	to	1.25%		1.34%		(2.88)%	to	(1.67)%
	2021	21,350	32.69	to	37.91	766,256	0.00%	to	1.25%	0.00%	to	1.05%	21.22%	to	22.75%
	2020	21,728	26.97	to	30.89	639,293	0.00%	to	1.25%	1.20%	to	1.24%	0.17%	to	1.43%
	2019	26,890	26.92	to	30.45	786,608	0.00%	to	1.25%	1.25%	to	1.34%	26.95%	to	28.55%
	2018	40,293	21.21	to	23.69	924,707	0.00%	to	1.25%	0.78%	to	0.86%	(14.33)%	to	(13.25)%

Invesco V.I. Small Cap Equity Fund
	2022	4,193	23.19	to	23.19	97,240	0.70%	to	0.70%		0.00%		(21.06)%	to	(21.06)%
	2021	4,642	29.38	to	29.38	136,361	0.70%	to	0.70%	0.17%	to	0.17%	19.56%	to	19.56%
	2020	5,054	24.57	to	24.57	124,168	0.70%	to	0.70%	0.37%	to	0.37%	26.36%	to	26.36%
	2019	5,258	19.44	to	19.44	102,236	0.70%	to	0.70%	0.00%	to	0.00%	25.72%	to	25.72%
	2018	5,258	15.47	to	15.47	81,318	0.70%	to	0.70%	0.00%	to	0.00%	(15.68)%	to	(15.68)%

Invesco V.I. Diversified Dividend Fund
	2022	843	26.49	to	26.49	22,334	0.70%	to	0.70%		1.62%		(2.36)%	to	(2.36)%
	2021	1,117	27.13	to	27.13	30,332	0.70%	to	0.70%	2.17%	to	2.17%	18.06%	to	18.06%
	2020	1,306	22.98	to	22.98	30,021	0.70%	to	0.70%	3.12%	to	3.12%	(0.56)%	to	(0.56)%
	2019	1,391	23.11	to	23.11	32,152	0.70%	to	0.70%	2.83%	to	2.83%	24.22%	to	24.22%
	2018	1,808	18.60	to	18.60	33,630	0.70%	to	0.70%	2.21%	to	2.21%	(8.22)%	to	(8.22)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Invesco EQV European Equity Fund
	2022	20,473	12.83	to	15.63	247,785	0.00%	to	1.25%		0.04%		(21.70)%	to	(29.57)%
	2021	21,860	16.39	to	22.19	338,424	0.00%	to	1.25%	0.00%	to	2.37%	12.74%	to	14.15%
	2020	24,402	14.36	to	17.93	331,284	0.00%	to	1.25%	1.42%	to	1.45%	(1.32)%	to	(0.08)%
	2019	23,910	14.37	to	18.17	327,683	0.00%	to	1.25%	0.00%	to	2.41%	22.96%	to	24.50%
	2018	32,080	11.54	to	14.78	354,928	0.00%	to	1.25%	1.15%	to	1.16%	(19.86)%	to	(18.84)%

Invesco EQV International Equity Fund
	2022	14,729	13.62	to	17.29	231,043	0.50%	to	1.25%		0.00%		(25.08)%	to	(26.71)%
	2021	16,394	18.17	to	23.59	313,806	0.15%	to	1.25%	1.57%	to	5.15%	4.22%	to	13.62%
	2020	18,289	15.99	to	20.62	342,932	0.50%	to	1.25%	0.95%	to	0.96%	11.95%	to	12.80%
	2019	19,628	14.18	to	18.41	331,872	0.50%	to	1.25%	1.69%	to	2.02%	26.37%	to	27.32%
	2018	19,747	11.14	to	14.57	260,156	0.50%	to	1.25%	0.71%	to	0.85%	(16.40)%	to	(15.76)%

Invesco Mid Cap Core Equity Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	9,339	19.94	to	21.18	194,851	0.50%	to	1.25%	0.19%	to	0.33%	24.23%	to	25.16%
	2018	15,855	15.93	to	17.05	259,068	0.50%	to	1.25%	0.10%	to	0.10%	(13.07)%	to	(12.41)%

Invesco Small Cap Growth Fund
	2022	80,434	29.05	to	63.51	3,469,565	0.00%	to	1.25%		0.00%		(20.03)%	to	(35.59)%
	2021	85,062	36.33	to	98.61	5,415,329	0.00%	to	1.25%	0.00%	to	0.00%	(23.96)%	to	6.09%
	2020	92,611	43.04	to	47.78	5,174,190	0.00%	to	1.25%	0.00%	to	0.00%	(18.35)%	to	55.16%
	2019	68,278	27.74	to	58.52	1,829,537	0.00%	to	1.25%	0.00%	to	0.00%	22.80%	to	88.59%
	2018	83,101	22.59	to	31.03	2,042,057	0.00%	to	1.25%	0.00%	to	0.00%	(16.83)%	to	(10.17)%

Invesco Real Estate Fund
	2022	105,867	31.46	to	43.36	3,616,193	0.00%	to	1.25%		0.88%		30.65%	to	(37.32)%
	2021	111,634	24.08	to	69.17	5,127,512	0.00%	to	1.25%	0.00%	to	0.93%	(8.20)%	to	39.24%
	2020	123,151	26.23	to	41.93	3,976,109	0.00%	to	1.25%	1.51%	to	1.81%	(11.88)%	to	(10.39)%
	2019	119,378	29.27	to	47.58	4,578,304	0.00%	to	1.25%	1.55%	to	1.92%	26.19%	to	28.22%
	2018	137,129	22.83	to	37.71	4,067,494	0.00%	to	1.25%	1.32%	to	1.67%	(6.84)%	to	(5.28)%

Invesco Small Cap Equity Fund
	2022	12,158	25.06	to	25.83	284,922	0.35%	to	1.25%		0.00%		(21.00)%	to	(24.06)%
	2021	13,643	31.73	to	34.01	403,503	0.00%	to	1.25%	0.00%	to	0.00%	18.53%	to	20.02%
	2020	15,335	26.43	to	26.97	381,049	0.00%	to	1.25%	0.00%	to	0.00%	25.71%	to	27.29%
	2019	32,078	20.77	to	21.45	649,912	0.00%	to	1.25%	0.00%	to	0.00%	24.56%	to	26.13%
	2018	49,327	16.46	to	17.22	788,453	0.00%	to	1.25%	0.00%	to	0.00%	(16.22)%	to	(15.16)%

Invesco EQV Emerging Markets All Cap Fund
	2022	215,169	11.58	to	12.78	2,529,135	0.00%	to	1.25%		1.32%		(26.31)%	to	(25.64)%
	2021	235,219	15.72	to	17.18	3,353,332	0.00%	to	1.25%	0.00%	to	0.00%	(8.14)%	to	(6.98)%
	2020	149,687	17.11	to	19.60	2,887,208	0.00%	to	1.25%	1.03%	to	1.03%	15.69%	to	17.14%
	2019	170,077	14.79	to	16.73	2,807,625	0.00%	to	1.25%	1.51%	to	1.53%	28.36%	to	29.97%
	2018	182,347	11.52	to	12.87	2,318,337	0.00%	to	1.25%	1.37%	to	1.38%	(19.77)%	to	(18.75)%

American Century Diversified Bond Fund
	2022	12,113	10.55	to	11.10	128,332	0.85%	to	1.25%		2.11%		(15.24)%	to	(14.90)%
	2021	14,428	12.44	to	13.05	180,120	0.85%	to	1.25%	1.15%	to	1.25%	(2.24)%	to	(1.85)%
	2020	13,205	12.73	to	13.29	168,556	0.85%	to	1.25%	1.33%	to	1.37%	6.44%	to	6.87%
	2019	18,445	11.96	to	12.44	221,754	0.85%	to	1.25%	2.04%	to	2.13%	6.82%	to	7.25%
	2018	14,228	11.19	to	11.60	160,144	0.85%	to	1.25%	2.36%	to	2.42%	(3.02)%	to	(2.63)%

Domini Impact Equity Fund
	2022	3,730	25.52	to	30.10	97,782	0.35%	to	1.25%		0.11%		(26.62)%	to	(25.96)%
	2021	3,131	34.77	to	40.65	111,820	0.00%	to	1.25%	0.00%	to	0.14%	19.80%	to	274.58%
	2020	2,461	29.03	to	33.63	72,826	0.35%	to	1.25%	0.40%	to	0.46%	(57.70)%	to	29.00%
	2019	24,588	22.50	to	79.50	1,696,160	0.00%	to	1.25%	0.53%	to	0.57%	30.03%	to	31.66%
	2018	33,927	17.31	to	60.38	1,816,478	0.00%	to	1.25%	0.87%	to	0.95%	(10.21)%	to	(9.08)%

AB Global Bond Fund
	2022	10,332	10.80	to	11.81	112,959	0.50%	to	1.25%		7.34%		(13.35)%	to	(12.70)%
	2021	10,873	12.46	to	13.52	137,444	0.50%	to	1.25%	2.70%	to	2.75%	(2.14)%	to	(1.41)%
	2020	10,509	12.74	to	13.72	135,550	0.50%	to	1.25%	1.71%	to	1.71%	3.42%	to	4.20%
	2019	9,004	12.32	to	13.16	112,133	0.50%	to	1.25%	3.29%	to	3.31%	6.11%	to	6.91%
	2018	7,590	11.61	to	12.31	88,987	0.50%	to	1.25%	2.83%	to	2.85%	(1.33)%	to	(0.58)%

AB Global Risk Allocation Fund
	2022	8,376	18.89	to	20.19	164,284	0.00%	to	1.25%		6.00%		(11.07)%	to	(20.99)%
	2021	8,709	21.25	to	25.55	191,251	0.00%	to	1.25%	9.11%	to	9.23%	10.65%	to	12.04%
	2020	9,265	19.20	to	20.01	185,510	0.00%	to	1.25%	3.32%	to	3.34%	9.21%	to	10.59%
	2019	10,295	17.58	to	18.10	192,009	0.00%	to	1.25%	1.27%	to	1.28%	14.85%	to	16.30%
	2018	10,349	15.31	to	15.56	167,364	0.00%	to	1.25%	0.56%	to	0.56%	(10.17)%	to	(9.03)%

AB Relative Value Fund
	2022	1,629	26.88	to	29.34	43,004	0.50%	to	1.25%		0.98%		(4.66)%	to	(5.37)%
	2021	2,567	28.19	to	31.00	71,683	0.50%	to	1.25%	0.10%	to	0.67%	25.81%	to	26.75%
	2020	3,606	22.24	to	24.64	81,452	0.50%	to	1.25%	1.35%	to	1.35%	1.54%	to	2.30%
	2019	3,551	21.74	to	24.27	78,643	0.50%	to	1.25%	0.35%	to	1.28%	21.56%	to	22.47%
	2018	10,182	17.75	to	19.97	181,885	0.50%	to	1.25%	1.13%	to	1.16%	(6.97)%	to	(6.26)%

AB Sustainable International Thematic Fund
	2022	28,864	11.34	to	13.71	354,102	0.35%	to	1.25%		0.00%		(27.05)%	to	(32.07)%
	2021	30,110	15.55	to	20.19	506,333	0.35%	to	1.25%	0.00%	to	0.00%	6.72%	to	7.68%
	2020	35,217	14.44	to	17.78	554,451	0.35%	to	1.25%	0.00%	to	0.00%	27.95%	to	29.10%
	2019	36,632	11.18	to	13.89	449,137	0.35%	to	1.25%	0.00%	to	0.00%	25.29%	to	26.43%
	2018	45,293	8.85	to	11.09	417,158	0.35%	to	1.25%	0.00%	to	0.00%	(18.38)%	to	(17.63)%

AB International Value Fund
	2022	62,415	9.99	to	12.64	647,074	0.00%	to	1.25%		1.18%		(11.91)%	to	(11.85)%
	2021	63,151	11.34	to	14.34	744,982	0.00%	to	1.25%	0.00%	to	2.65%	7.90%	to	9.39%
	2020	64,793	10.37	to	13.29	689,863	0.00%	to	1.25%	0.84%	to	0.86%	0.75%	to	1.30%
	2019	66,145	10.29	to	13.12	700,185	0.00%	to	1.25%	1.19%	to	1.23%	(25.47)%	to	15.03%
	2018	68,877	8.95	to	17.60	642,612	0.00%	to	1.25%	0.20%	to	0.21%	(24.13)%	to	(23.17)%

AB Growth Fund
	2022	1,231	31.32	to	34.12	39,915	0.50%	to	1.05%		0.00%		(35.74)%	to	(29.98)%
	2021	1,069	48.73	to	48.73	49,907	0.50%	to	1.25%	0.00%	to	0.00%	20.46%	to	38.99%
	2020	1,416	37.54	to	40.45	56,069	0.50%	to	1.05%	0.00%	to	0.00%	34.51%	to	35.26%
	2019	1,384	27.91	to	29.91	40,637	0.50%	to	1.05%	0.00%	to	0.00%	29.74%	to	30.45%
	2018	3,608	21.51	to	22.93	82,259	0.50%	to	1.05%	0.00%	to	0.00%	2.61%	to	3.17%

AB Discovery Growth Fund
	2022	6,503	32.02	to	33.20	222,544	0.50%	to	1.25%		0.00%		(36.43)%	to	(40.71)%
	2021	6,522	50.37	to	55.99	350,480	0.50%	to	1.25%	0.00%	to	0.00%	9.45%	to	10.27%
	2020	6,597	45.68	to	48.07	323,231	0.50%	to	1.25%	0.00%	to	0.00%	50.62%	to	51.75%
	2019	7,582	30.10	to	31.92	242,335	0.50%	to	1.25%	0.00%	to	0.00%	28.81%	to	29.77%
	2018	12,308	23.20	to	24.78	296,060	0.50%	to	1.25%	0.00%	to	0.00%	(5.67)%	to	(4.95)%

AB Discovery Value Fund
	2022	19,240	24.52	to	27.98	498,940	0.35%	to	1.25%		0.85%		(17.38)%	to	(16.64)%
	2021	20,015	29.68	to	33.56	627,417	0.15%	to	1.25%	0.83%	to	2.00%	33.76%	to	38.71%
	2020	27,239	22.19	to	24.87	639,581	0.35%	to	1.25%	0.58%	to	0.61%	1.83%	to	2.75%
	2019	33,958	21.79	to	24.20	779,263	0.35%	to	1.25%	0.78%	to	0.81%	16.80%	to	18.25%
	2018	42,091	18.43	to	20.72	809,528	0.15%	to	1.25%	0.28%	to	0.37%	(16.28)%	to	(13.70)%

AB Value Fund
	2022	1,319	13.55	to	15.23	17,948	0.50%	to	1.25%		1.42%		(8.16)%	to	(7.47)%
	2021	1,155	14.75	to	16.46	17,104	0.50%	to	1.25%	0.97%	to	1.07%	25.44%	to	26.39%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
	2020	1,039	11.76	to	13.03	12,254	0.50%	to	1.25%	1.38%	to	1.45%	(0.35)%	to	0.40%
	2019	869	11.80	to	12.97	10,291	0.50%	to	1.25%	1.55%	to	1.58%	18.39%	to	19.28%
	2018	746	9.97	to	10.88	7,462	0.50%	to	1.25%	1.00%	to	1.02%	(16.15)%	to	(15.52)%

AB High Income Fund
	2022	27,961	13.70	to	14.98	404,119	0.50%	to	1.25%		6.98%		(12.94)%	to	(12.29)%
	2021	29,444	15.74	to	17.08	486,799	0.35%	to	1.25%	0.00%	to	0.00%	3.62%	to	6.12%
	2020	35,552	15.19	to	16.36	567,436	0.50%	to	1.25%	6.24%	to	6.24%	1.63%	to	2.40%
	2019	31,924	14.94	to	15.97	490,863	0.50%	to	1.25%	0.00%	to	6.36%	12.29%	to	13.14%
	2018	35,333	13.31	to	14.12	480,076	0.50%	to	1.25%	6.44%	to	6.45%	(6.97)%	to	(6.26)%

American Funds AMCAP Fund®
	2022	112,451	28.43	to	29.66	3,118,296	0.00%	to	1.25%		0.00%		(29.90)%	to	(31.30)%
	2021	122,021	40.56	to	43.17	4,837,097	0.00%	to	1.25%	0.00%	to	0.00%	21.72%	to	23.25%
	2020	123,596	33.32	to	33.90	4,021,014	0.00%	to	1.25%	0.00%	to	0.00%	19.52%	to	21.02%
	2019	126,279	27.88	to	28.01	3,403,807	0.00%	to	1.25%	0.24%	to	0.27%	24.33%	to	25.89%
	2018	164,533	22.25	to	22.43	3,526,241	0.00%	to	1.25%	0.22%	to	0.24%	(3.43)%	to	(2.21)%

American Funds American Balanced Fund®
	2022	986,828	13.20	to	24.15	17,222,188	0.00%	to	1.25%		1.41%		(12.14)%	to	(21.20)%
	2021	1,041,419	15.03	to	30.64	20,599,362	0.00%	to	1.25%	0.00%	to	1.15%	13.93%	to	15.72%
	2020	1,184,253	12.98	to	24.50	20,217,361	0.00%	to	1.25%	0.66%	to	1.08%	(42.59)%	to	9.14%
	2019	469,248	22.45	to	22.62	10,023,584	0.35%	to	1.25%	1.64%	to	1.66%	15.86%	to	17.29%
	2018	476,275	19.14	to	19.52	8,638,121	0.15%	to	1.25%	1.29%	to	1.54%	(4.25)%	to	(1.30)%

American Funds Capital Income Builder®
	2022	771,532	18.17	to	18.26	13,206,989	0.00%	to	1.25%		2.95%		(7.43)%	to	(16.73)%
	2021	836,285	19.63	to	21.93	15,582,997	0.00%	to	1.25%	0.00%	to	2.54%	13.21%	to	14.64%
	2020	915,179	17.12	to	17.64	15,031,581	0.00%	to	1.25%	3.25%	to	3.29%	1.66%	to	2.94%
	2019	1,007,677	16.63	to	17.35	16,182,257	0.00%	to	1.25%	3.08%	to	3.10%	15.53%	to	16.98%
	2018	1,069,874	14.22	to	15.02	14,787,098	0.00%	to	1.25%	2.94%	to	3.12%	(8.52)%	to	(7.36)%

American Funds EuroPacific Growth Fund
	2022	621,255	24.56	to	47.73	15,106,886	0.00%	to	1.25%		0.90%		(24.19)%	to	(24.41)%
	2021	669,994	32.39	to	63.14	20,951,606	0.00%	to	1.25%	0.00%	to	1.09%	0.92%	to	68.47%
	2020	735,387	32.10	to	37.48	22,856,757	0.00%	to	1.25%	0.00%	to	0.00%	22.89%	to	103.56%
	2019	1,135,181	18.41	to	26.12	25,665,786	0.00%	to	1.25%	0.80%	to	1.09%	25.03%	to	26.98%
	2018	1,412,931	14.50	to	20.89	25,744,107	0.00%	to	1.25%	0.90%	to	1.07%	(16.53)%	to	(15.22)%

American Funds Fundamental Investors Fund(SM)
	2022	564,593	29.40	to	30.00	15,478,982	0.00%	to	1.25%		1.13%		(16.95)%	to	(25.29)%
	2021	613,375	35.40	to	40.16	20,417,660	0.00%	to	1.25%	0.00%	to	0.89%	20.56%	to	22.08%
	2020	665,935	29.00	to	30.34	18,253,496	0.00%	to	1.25%	1.36%	to	1.38%	13.16%	to	14.58%
	2019	702,901	25.31	to	26.81	16,948,816	0.00%	to	1.25%	1.22%	to	1.26%	25.59%	to	27.17%
	2018	775,177	19.90	to	21.35	14,819,712	0.00%	to	1.25%	1.18%	to	1.18%	(8.11)%	to	(6.95)%

American Funds New Perspective Fund®
	2022	356,540	28.03	to	29.19	9,707,726	0.00%	to	1.25%		0.38%		(26.09)%	to	(33.52)%
	2021	386,881	37.93	to	43.91	14,328,867	0.00%	to	1.25%	0.00%	to	0.00%	15.88%	to	17.34%
	2020	405,559	32.33	to	34.52	12,965,860	0.00%	to	1.25%	0.00%	to	0.00%	31.29%	to	32.94%
	2019	409,813	24.32	to	26.29	9,853,337	0.00%	to	1.25%	0.70%	to	0.79%	28.00%	to	29.61%
	2018	425,127	18.76	to	20.54	7,905,632	0.00%	to	1.25%	0.58%	to	0.65%	(7.34)%	to	(6.17)%

American Funds The Bond Fund of America®
	2022	259,919	11.61	to	12.50	3,128,149	0.35%	to	1.25%		2.27%		(14.02)%	to	(15.70)%
	2021	261,142	13.51	to	14.83	3,634,485	0.35%	to	1.25%	1.12%	to	1.12%	(2.47)%	to	(1.59)%
	2020	302,583	13.85	to	14.64	4,304,694	0.35%	to	1.25%	1.54%	to	1.57%	9.04%	to	10.02%
	2019	314,725	12.70	to	13.31	4,088,011	0.35%	to	1.25%	2.02%	to	2.03%	6.37%	to	7.33%
	2018	324,683	11.94	to	12.40	3,952,643	0.35%	to	1.25%	2.06%	to	2.07%	(1.67)%	to	(0.78)%

American Funds The Growth Fund of America®
	2022	1,020,335	34.34	to	45.64	36,892,192	0.00%	to	1.25%		0.00%		(31.81)%	to	(36.88)%
	2021	1,121,472	50.36	to	72.31	59,333,821	0.00%	to	1.25%	0.00%	to	0.00%	17.45%	to	30.12%
	2020	1,221,223	42.87	to	55.57	54,994,663	0.00%	to	1.25%	0.00%	to	0.00%	35.68%	to	37.39%
	2019	1,338,583	31.60	to	40.45	43,871,012	0.00%	to	1.25%	0.25%	to	0.38%	26.12%	to	27.71%
	2018	1,548,650	31.67	to	25.05	40,346,491	0.00%	to	1.25%	0.17%	to	0.17%	(4.46)%	to	(3.25)%

American Funds The Income Fund of America®
	2022	429,356	21.88	to	21.99	8,973,692	0.00%	to	1.25%		2.80%		(7.23)%	to	(15.70)%
	2021	511,326	23.59	to	26.09	11,508,954	0.00%	to	1.25%	0.00%	to	1.88%	15.51%	to	16.96%
	2020	579,296	20.17	to	20.57	11,291,099	0.00%	to	1.25%	1.02%	to	3.03%	3.35%	to	7.92%
	2019	586,845	18.69	to	19.91	10,997,842	0.35%	to	1.25%	2.94%	to	2.94%	17.01%	to	18.07%
	2018	660,207	15.83	to	17.01	10,479,026	0.35%	to	1.25%	2.56%	to	2.61%	(6.64)%	to	(5.79)%

American Funds The Investment Company of America®
	2022	338,777	26.32	to	26.95	8,682,914	0.35%	to	1.25%		1.04%		(18.78)%	to	(24.25)%
	2021	385,851	32.41	to	35.58	11,793,938	0.15%	to	1.25%	0.00%	to	4.70%	23.02%	to	36.46%
	2020	419,886	25.27	to	26.35	10,391,295	0.35%	to	1.25%	1.26%	to	1.27%	12.71%	to	13.73%
	2019	440,305	22.22	to	23.37	9,616,239	0.35%	to	1.25%	1.60%	to	1.67%	13.15%	to	22.55%
	2018	491,335	19.07	to	19.64	8,704,055	0.15%	to	1.25%	1.19%	to	1.37%	(8.01)%	to	1.44%

American Funds The New Economy Fund®
	2022	80,536	29.85	to	30.77	2,327,162	0.00%	to	1.25%		0.00%		(29.88)%	to	(36.93)%
	2021	91,673	42.58	to	48.79	3,771,825	0.00%	to	1.25%	0.00%	to	0.00%	10.18%	to	11.57%
	2020	102,102	38.16	to	40.33	3,791,704	0.00%	to	1.25%	0.00%	to	0.00%	31.38%	to	33.03%
	2019	109,485	28.69	to	30.70	3,085,819	0.00%	to	1.25%	0.01%	to	0.01%	24.49%	to	26.05%
	2018	117,235	22.76	to	24.66	2,632,078	0.00%	to	1.25%	0.13%	to	0.13%	(5.74)%	to	(4.54)%

American Funds Washington Mutual Investors Fund(SM)
	2022	177,546	30.42	to	31.67	5,374,729	0.35%	to	1.25%		1.51%		(9.92)%	to	(14.59)%
	2021	189,231	33.77	to	37.08	6,307,677	0.15%	to	1.25%	0.00%	to	3.40%	26.47%	to	31.15%
	2020	198,801	26.70	to	27.30	5,224,254	0.35%	to	1.25%	1.60%	to	1.61%	6.03%	to	6.99%
	2019	209,002	25.19	to	25.52	5,109,764	0.35%	to	1.25%	1.55%	to	1.57%	23.57%	to	24.68%
	2018	232,461	20.38	to	20.47	4,537,009	0.35%	to	1.25%	1.50%	to	1.52%	(4.50)%	to	(3.63)%

American Funds American Mutual Fund®
	2022	176,064	29.04	to	29.08	4,985,220	0.00%	to	1.25%		1.61%		(4.81)%	to	(14.37)%
	2021	174,490	30.51	to	33.97	5,257,768	0.00%	to	1.25%	0.00%	to	1.42%	22.99%	to	24.54%
	2020	172,297	24.50	to	25.15	4,178,717	0.00%	to	1.25%	1.77%	to	1.78%	3.10%	to	4.40%
	2019	169,247	23.47	to	24.40	3,953,608	0.00%	to	1.25%	1.76%	to	1.77%	19.82%	to	21.33%
	2018	179,192	19.34	to	20.36	3,452,187	0.00%	to	1.25%	1.64%	to	1.66%	(3.65)%	to	(2.43)%

American Funds Capital World Growth and Income Fund®
	2022	791,346	27.36	to	51.19	21,217,963	0.00%	to	1.25%		1.74%		(18.57)%	to	(61.54)%
	2021	874,043	33.60	to	133.09	28,822,019	0.00%	to	1.25%	0.00%	to	1.26%	13.00%	to	144.74%
	2020	934,246	25.81	to	29.74	27,353,911	0.00%	to	1.25%	1.13%	to	1.45%	13.59%	to	15.36%
	2019	989,508	22.38	to	26.18	25,206,718	0.00%	to	1.25%	0.00%	to	1.81%	23.39%	to	25.32%
	2018	1,077,411	17.86	to	21.22	21,930,520	0.00%	to	1.25%	1.70%	to	1.99%	(11.70)%	to	(10.30)%

American Funds SMALLCAP World Fund®
	2022	27,946	20.52	to	24.66	616,086	0.50%	to	1.25%		0.00%		(39.10)%	to	(35.13)%
	2021	31,102	33.69	to	38.02	968,450	0.15%	to	1.25%	0.00%	to	0.00%	8.58%	to	9.78%
	2020	39,440	30.69	to	32.90	1,130,337	0.15%	to	1.25%	0.00%	to	0.00%	35.35%	to	55.22%
	2019	39,982	19.77	to	24.31	843,854	0.50%	to	1.25%	0.00%	to	0.00%	14.80%	to	28.79%
	2018	45,498	17.22	to	18.87	738,388	0.15%	to	1.25%	0.00%	to	0.00%	(11.10)%	to	1.24%

New World Fund
	2022	26,778	14.50	to	15.42	409,549	0.35%	to	1.25%		0.61%		(23.23)%	to	(22.54)%
	2021	25,024	18.89	to	19.90	494,662	0.35%	to	1.25%	0.00%	to	0.00%	3.15%	to	4.45%
	2020	18,912	18.32	to	19.45	358,498	0.00%	to	1.25%	0.00%	to	0.00%	22.93%	to	24.48%
	2019	26,160	14.90	to	15.62	402,486	0.00%	to	1.25%	0.00%	to	0.92%	25.58%	to	27.16%
	2018	24,127	11.86	to	12.29	293,027	0.00%	to	1.25%	0.69%	to	3.77%	(13.64)%	to	(12.54)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Ariel Appreciation Fund
	2022	2,451	27.38	to	37.85	74,910	0.00%	to	1.25%		0.58%		(13.51)%	to	(20.67)%
	2021	2,607	31.66	to	47.71	93,671	0.00%	to	1.25%	0.46%	to	0.52%	10.13%	to	24.30%
	2020	2,470	25.47	to	43.32	72,771	0.00%	to	1.25%	0.52%	to	0.68%	(2.89)%	to	6.03%
	2019	7,177	24.02	to	44.61	191,997	0.00%	to	1.25%	0.81%	to	1.00%	15.54%	to	23.05%
	2018	7,087	19.52	to	38.61	153,564	0.00%	to	1.25%	0.93%	to	1.00%	(19.36)%	to	(15.07)%

Ariel Fund
	2022	4,519	25.12	to	62.33	128,653	0.00%	to	1.25%		0.41%		(19.82)%	to	(25.39)%
	2021	4,395	31.33	to	83.54	156,956	0.00%	to	1.25%	0.04%	to	0.04%	23.58%	to	28.74%
	2020	2,633	24.33	to	67.60	76,000	0.00%	to	1.25%	0.38%	to	0.44%	3.92%	to	8.65%
	2019	13,726	22.39	to	65.05	340,343	0.00%	to	1.25%	0.64%	to	0.89%	17.59%	to	23.12%
	2018	13,222	18.19	to	55.32	265,047	0.00%	to	1.25%	0.89%	to	1.02%	(20.95)%	to	(14.75)%

Artisan Mid Cap Value Fund
	2022	55,088	27.23	to	65.60	3,184,505	0.00%	to	1.25%		0.25%		26.29%	to	(13.21)%
	2021	59,870	21.56	to	75.59	4,028,629	0.00%	to	1.25%	0.00%	to	0.17%	(63.96)%	to	24.78%
	2020	65,288	25.46	to	59.83	3,500,935	0.00%	to	1.25%	0.52%	to	0.55%	4.13%	to	5.44%
	2019	77,348	24.45	to	56.74	3,896,587	0.00%	to	1.25%	0.57%	to	0.60%	21.99%	to	23.53%
	2018	87,228	20.04	to	45.93	3,546,027	0.00%	to	1.25%	0.18%	to	0.20%	(14.65)%	to	(13.57)%

Ave Maria Rising Dividend Fund
	2022	42,034	33.15	to	38.92	1,531,461	0.00%	to	1.25%		1.48%		(6.44)%	to	(5.27)%
	2021	40,747	35.43	to	41.09	1,573,205	0.00%	to	1.25%	0.00%	to	0.88%	23.80%	to	25.35%
	2020	43,950	28.62	to	32.78	1,359,200	0.00%	to	1.25%	1.23%	to	1.25%	5.13%	to	6.45%
	2019	41,636	27.23	to	30.79	1,218,964	0.00%	to	1.25%	1.24%	to	1.25%	25.99%	to	27.58%
	2018	57,518	21.61	to	24.13	1,314,190	0.00%	to	1.25%	1.21%	to	1.32%	(5.99)%	to	(4.80)%

Ave Maria Value Fund
	2022	2,706	15.98	to	16.59	43,520	0.75%	to	1.25%		1.41%		2.89%	to	5.43%
	2021	1,464	15.54	to	15.74	22,972	0.50%	to	1.25%	0.29%	to	0.84%	23.60%	to	28.33%
	2020	1,423	12.57	to	12.71	18,045	1.05%	to	1.25%	0.53%	to	0.56%	4.84%	to	5.05%
	2019	1,391	11.99	to	12.10	16,797	1.05%	to	1.25%	0.04%	to	0.05%	18.03%	to	19.03%
	2018	1,333	10.07	to	10.25	13,503	0.75%	to	1.25%	0.00%	to	0.00%	(9.89)%	to	(9.44)%

Ave Maria Growth Fund
	2022	3,443	35.82	to	39.44	126,727	0.50%	to	1.25%		0.25%		(22.21)%	to	(26.13)%
	2021	4,010	46.05	to	53.39	190,309	0.00%	to	1.25%	0.00%	to	0.00%	16.09%	to	17.55%
	2020	3,894	39.66	to	45.42	158,496	0.00%	to	1.25%	0.00%	to	0.00%	16.90%	to	18.37%
	2019	5,212	33.93	to	38.37	188,010	0.00%	to	1.25%	0.01%	to	0.01%	35.39%	to	43.29%
	2018	2,719	25.06	to	26.78	69,311	0.50%	to	1.25%	0.00%	to	0.18%	(3.03)%	to	(2.30)%

BlackRock LifePath® Dynamic 2020 Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	984,773	15.38	to	25.14	17,664,901	0.00%	to	1.25%	2.34%	to	2.40%	(5.18)%	to	(3.98)%

BlackRock LifePath® Dynamic 2030 Fund
	2022	1,101,301	18.31	to	35.47	22,122,308	0.00%	to	1.25%		1.42%		(22.65)%	to	(15.83)%
	2021	1,212,172	23.67	to	42.14	29,297,504	0.00%	to	1.25%	0.00%	to	0.00%	10.07%	to	11.46%
	2020	1,272,953	21.51	to	37.81	29,043,728	0.00%	to	1.25%	1.71%	to	1.79%	11.64%	to	116.70%
	2019	1,302,525	17.45	to	19.26	26,863,695	0.50%	to	1.25%	2.23%	to	2.40%	(36.32)%	to	20.56%
	2018	1,435,974	15.98	to	27.40	24,757,289	0.00%	to	1.25%	2.14%	to	2.21%	(6.66)%	to	(5.48)%

BlackRock LifePath® Dynamic 2040 Fund
	2022	1,201,977	21.28	to	39.91	24,765,260	0.00%	to	1.25%		1.45%		(18.11)%	to	(17.09)%
	2021	1,272,679	25.99	to	48.14	31,993,685	0.00%	to	1.25%	0.00%	to	6.65%	14.60%	to	16.04%
	2020	1,290,958	22.68	to	41.48	29,080,173	0.00%	to	1.25%	1.44%	to	1.50%	12.57%	to	13.98%
	2019	1,280,284	20.14	to	36.39	25,867,486	0.00%	to	1.25%	2.19%	to	2.26%	24.16%	to	25.72%
	2018	1,430,187	16.23	to	28.95	23,220,615	0.00%	to	1.25%	1.83%	to	1.88%	(8.64)%	to	(7.49)%

BlackRock LifePath® Dynamic Retirement Fund
	2022	687,655	17.39	to	26.56	12,945,939	0.00%	to	1.25%		0.74%		(15.91)%	to	(14.85)%
	2021	798,359	20.68	to	31.20	17,822,960	0.00%	to	1.25%	0.00%	to	3.47%	5.56%	to	6.88%
	2020	902,317	19.59	to	29.19	19,078,978	0.00%	to	1.25%	1.94%	to	1.98%	11.42%	to	12.82%
	2019	980,408	17.59	to	25.87	18,863,186	0.00%	to	1.25%	2.51%	to	2.89%	15.46%	to	16.91%
	2018	160,238	15.23	to	22.13	2,773,196	0.00%	to	1.25%	2.44%	to	2.44%	(4.89)%	to	(3.68)%

BlackRock LifePath® Dynamic 2050 Fund
	2022	271,937	22.48	to	26.39	6,440,123	0.00%	to	1.25%		1.44%		(19.91)%	to	(18.92)%
	2021	272,034	28.07	to	32.54	8,002,942	0.00%	to	1.25%	0.00%	to	6.67%	16.41%	to	18.45%
	2020	254,814	24.11	to	27.47	6,522,920	0.00%	to	1.25%	1.10%	to	1.34%	13.08%	to	26.36%
	2019	257,213	21.32	to	21.74	5,783,564	1.05%	to	1.25%	1.99%	to	2.15%	14.89%	to	24.54%
	2018	261,976	17.12	to	18.92	4,728,912	0.00%	to	1.25%	1.79%	to	1.95%	(9.65)%	to	(8.32)%

BlackRock LifePath® Dynamic 2025 Fund
	2022	44,815	15.71	to	16.42	707,890	0.85%	to	1.25%		1.03%		(16.59)%	to	(16.25)%
	2021	47,768	18.84	to	19.61	909,542	0.50%	to	1.25%	0.00%	to	7.69%	7.21%	to	11.46%
	2020	32,070	17.57	to	18.21	570,746	0.85%	to	1.25%	1.69%	to	2.21%	11.21%	to	11.65%
	2019	21,955	15.80	to	16.31	352,014	0.85%	to	1.25%	0.00%	to	1.95%	17.33%	to	17.68%
	2018	23,646	13.43	to	13.90	322,535	0.75%	to	1.25%	0.00%	to	2.51%	(6.06)%	to	(5.59)%

BlackRock LifePath® Dynamic 2035 Fund
	2022	44,343	18.05	to	19.59	813,339	0.50%	to	1.25%		1.21%		(17.83)%	to	(17.21)%
	2021	36,648	21.96	to	23.66	814,515	0.50%	to	1.25%	0.00%	to	16.31%	12.06%	to	15.46%
	2020	35,226	19.60	to	20.50	695,775	0.75%	to	1.25%	1.34%	to	1.36%	12.14%	to	12.70%
	2019	31,853	17.48	to	18.19	560,664	0.75%	to	1.25%	1.49%	to	1.98%	21.84%	to	22.45%
	2018	28,779	14.34	to	14.85	415,786	0.75%	to	1.25%	1.85%	to	2.02%	(7.86)%	to	(7.40)%

BlackRock LifePath® Dynamic 2045 Fund
	2022	31,538	19.78	to	21.83	639,901	0.35%	to	1.25%		1.23%		(18.90)%	to	(18.17)%
	2021	24,645	24.39	to	26.68	612,678	0.35%	to	1.25%	0.00%	to	6.01%	15.87%	to	16.92%
	2020	19,813	21.05	to	22.82	423,134	0.35%	to	1.25%	1.22%	to	1.25%	12.61%	to	13.63%
	2019	19,069	18.69	to	20.08	361,451	0.35%	to	1.25%	1.89%	to	2.07%	24.48%	to	25.61%
	2018	14,513	15.02	to	15.99	221,018	0.35%	to	1.25%	1.72%	to	1.80%	(9.59)%	to	(8.76)%

BlackRock LifePath® Dynamic 2055 Fund
	2022	33,954	20.45	to	22.57	703,714	0.35%	to	1.25%		1.30%		(19.91)%	to	(19.19)%
	2021	41,972	25.53	to	27.93	1,089,139	0.35%	to	1.25%	0.00%	to	6.16%	16.67%	to	17.72%
	2020	32,719	21.89	to	23.73	727,566	0.35%	to	1.25%	1.14%	to	1.18%	13.74%	to	14.77%
	2019	23,679	19.24	to	20.67	462,307	0.35%	to	1.25%	1.82%	to	2.18%	24.56%	to	25.68%
	2018	16,173	15.45	to	16.45	254,446	0.35%	to	1.25%	1.70%	to	1.86%	(9.77)%	to	(8.95)%

Baron Small Cap Fund
	2022	8,216	24.63	to	30.76	276,888	0.00%	to	1.25%		0.00%		(45.61)%	to	(52.99)%
	2021	8,801	45.28	to	65.43	425,147	0.00%	to	1.25%	0.00%	to	0.00%	14.09%	to	15.53%
	2020	8,598	39.69	to	56.63	388,167	0.00%	to	1.25%	0.00%	to	0.00%	38.59%	to	40.33%
	2019	65,199	28.64	to	40.36	2,580,174	0.00%	to	1.25%	0.00%	to	0.00%	32.83%	to	34.50%
	2018	73,687	21.56	to	30.01	2,179,502	0.00%	to	1.25%	0.00%	to	0.00%	(8.54)%	to	(7.39)%

BlackRock Impact Mortgage Fund
	2022	15,990	9.54	to	10.58	164,561	0.35%	to	1.25%		2.17%		(14.47)%	to	(13.70)%
	2021	15,910	11.15	to	12.26	190,512	0.00%	to	1.25%	0.00%	to	0.00%	(2.75)%	to	(1.52)%
	2020	16,119	11.47	to	12.91	196,650	0.00%	to	1.25%	0.75%	to	1.55%	5.09%	to	6.41%
	2019	12,588	10.91	to	12.13	144,127	0.00%	to	1.25%	2.26%	to	2.34%	5.14%	to	6.46%
	2018	15,197	10.38	to	11.40	162,818	0.00%	to	1.25%	2.21%	to	2.30%	(0.87)%	to	0.38%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

BlackRock Equity Dividend Fund
	2022	53,937	45.57	to	54.17	2,594,337	0.00%	to	1.25%		1.35%		(5.37)%	to	(4.18)%
	2021	56,415	48.16	to	56.53	2,851,718	0.00%	to	1.25%	0.00%	to	1.17%	18.59%	to	20.08%
	2020	60,341	40.61	to	47.08	2,558,528	0.00%	to	1.25%	1.81%	to	1.82%	2.35%	to	3.64%
	2019	61,176	39.68	to	45.42	2,523,293	0.00%	to	1.25%	1.54%	to	1.73%	25.67%	to	27.25%
	2018	72,015	31.57	to	35.70	2,360,123	0.00%	to	1.25%	1.66%	to	1.67%	(8.59)%	to	(7.43)%

BlackRock Capital Appreciation Fund
	2022	7,311	47.78	to	52.99	360,242	0.50%	to	1.25%		0.00%		(38.61)%	to	(38.15)%
	2021	6,084	77.83	to	85.68	486,918	0.50%	to	1.25%	0.00%	to	0.00%	19.20%	to	20.09%
	2020	5,841	65.30	to	71.35	390,873	0.50%	to	1.25%	0.00%	to	0.00%	38.35%	to	39.39%
	2019	9,908	47.20	to	51.19	480,624	0.50%	to	1.25%	0.00%	to	0.00%	30.21%	to	31.19%
	2018	8,853	36.24	to	39.02	331,770	0.50%	to	1.25%	0.00%	to	0.00%	0.46%	to	1.22%

BlackRock Advantage Large Cap Growth Fund
	2022	1,356	48.52	to	51.28	66,034	0.85%	to	1.25%		0.17%		(31.24)%	to	(33.99)%
	2021	1,431	70.56	to	77.68	101,926	0.50%	to	1.25%	0.00%	to	0.00%	24.84%	to	25.78%
	2020	1,573	56.52	to	61.76	89,538	0.50%	to	1.25%	0.11%	to	0.12%	32.43%	to	33.42%
	2019	1,374	42.68	to	46.29	58,962	0.50%	to	1.25%	0.58%	to	0.64%	31.73%	to	32.72%
	2018	2,226	32.40	to	34.88	73,013	0.50%	to	1.25%	0.25%	to	0.51%	(4.11)%	to	(3.39)%

Calvert VP SRI Balanced Portfolio
	2022	1,555	22.08	to	22.08	34,319	0.70%	to	0.70%		1.22%		(16.00)%	to	(16.00)%
	2021	1,553	26.28	to	26.28	40,823	0.70%	to	0.70%	1.25%	to	1.25%	14.31%	to	14.31%
	2020	20,555	22.99	to	22.99	472,612	0.70%	to	0.70%	1.53%	to	1.53%	14.46%	to	14.46%
	2019	20,863	20.09	to	20.09	419,103	0.70%	to	0.70%	1.57%	to	1.57%	23.54%	to	23.54%
	2018	20,676	16.26	to	16.26	336,215	0.70%	to	0.70%	1.79%	to	1.79%	(3.35)%	to	(3.35)%

Calvert Equity Fund
	2022	162,288	40.74	to	66.15	8,164,359	0.00%	to	1.25%		0.00%		(18.60)%	to	(21.82)%
	2021	202,881	50.05	to	84.61	12,672,053	0.00%	to	1.25%	0.00%	to	0.00%	26.37%	to	27.33%
	2020	205,612	39.31	to	65.63	10,056,221	0.00%	to	1.25%	0.00%	to	0.00%	22.73%	to	24.27%
	2019	173,102	32.03	to	52.81	6,290,031	0.00%	to	1.25%	0.02%	to	0.03%	34.81%	to	36.50%
	2018	208,342	23.76	to	38.69	5,853,113	0.00%	to	1.25%	0.03%	to	0.03%	3.73%	to	5.04%

Calvert Bond Fund
	2022	138,235	13.03	to	15.20	1,912,805	0.00%	to	1.25%		2.64%		(13.55)%	to	(12.47)%
	2021	142,985	15.08	to	17.36	2,273,295	0.00%	to	1.25%	0.00%	to	0.00%	(1.15)%	to	0.09%
	2020	130,585	15.25	to	17.35	2,091,280	0.00%	to	1.25%	2.17%	to	2.18%	6.07%	to	7.40%
	2019	141,601	14.38	to	16.15	2,131,822	0.00%	to	1.25%	0.00%	to	2.55%	7.11%	to	8.46%
	2018	149,220	13.42	to	14.89	2,097,876	0.00%	to	1.25%	2.48%	to	2.49%	(1.41)%	to	(0.16)%

Calvert Income Fund
	2022	55,185	12.21	to	13.63	702,812	0.50%	to	1.25%		3.61%		(16.64)%	to	(16.01)%
	2021	41,217	14.64	to	16.22	631,368	0.50%	to	1.25%	0.00%	to	2.68%	0.43%	to	1.19%
	2020	43,069	14.58	to	16.03	652,841	0.50%	to	1.25%	3.08%	to	3.10%	6.93%	to	7.74%
	2019	43,251	13.63	to	14.88	611,392	0.50%	to	1.25%	3.36%	to	3.37%	13.35%	to	14.20%
	2018	37,214	12.03	to	13.03	463,432	0.50%	to	1.25%	3.48%	to	3.52%	(4.56)%	to	(3.84)%

Columbia Contrarian Core Fund
	2022	5,372	59.75	to	66.27	327,151	0.50%	to	1.25%		0.20%		(19.80)%	to	(19.20)%
	2021	6,266	74.50	to	82.02	477,143	0.50%	to	1.25%	0.00%	to	0.11%	22.48%	to	23.40%
	2020	7,134	60.83	to	66.47	443,034	0.50%	to	1.25%	0.62%	to	0.69%	20.46%	to	21.37%
	2019	8,225	50.50	to	54.76	422,195	0.50%	to	1.25%	0.77%	to	1.07%	30.95%	to	31.94%
	2018	13,410	38.56	to	41.51	528,720	0.50%	to	1.25%	0.72%	to	1.09%	(10.33)%	to	(9.65)%

Columbia Small Cap Value I Fund
	2022	2,756	48.36	to	51.82	136,374	0.75%	to	1.25%		0.34%		(9.96)%	to	(9.51)%
	2021	2,869	53.71	to	57.26	157,765	0.50%	to	1.25%	0.00%	to	0.00%	27.16%	to	28.11%
	2020	3,049	42.24	to	46.15	131,644	0.50%	to	1.25%	0.43%	to	0.72%	6.49%	to	7.29%
	2019	1,831	39.66	to	43.02	74,102	0.50%	to	1.25%	0.49%	to	0.49%	19.46%	to	20.35%
	2018	1,802	33.20	to	35.74	60,935	0.50%	to	1.25%	0.30%	to	0.32%	(19.34)%	to	(18.73)%

Columbia Select Mid Cap Value Fund
	2022	81,812	15.15	to	26.66	1,812,663	0.00%	to	1.25%		0.60%		(10.27)%	to	(4.70)%
	2021	62,224	16.88	to	27.98	1,476,680	0.35%	to	1.25%	0.00%	to	0.00%	30.55%	to	31.96%
	2020	65,121	12.93	to	22.32	1,174,396	0.00%	to	1.25%	0.35%	to	0.49%	(27.76)%	to	6.48%
	2019	45,233	17.90	to	20.96	846,462	0.00%	to	1.25%	0.94%	to	0.95%	29.67%	to	31.30%
	2018	53,386	13.80	to	15.96	768,822	0.00%	to	1.25%	0.48%	to	0.48%	(14.54)%	to	(13.46)%

Columbia Acorn Fund
	2022	27,338	41.95	to	49.87	1,229,545	0.00%	to	1.25%		0.00%		(34.83)%	to	(34.01)%
	2021	24,828	64.37	to	75.56	1,695,202	0.00%	to	1.25%	0.00%	to	0.96%	7.44%	to	8.79%
	2020	25,511	59.91	to	69.45	1,613,066	0.00%	to	1.25%	0.00%	to	0.00%	27.58%	to	29.18%
	2019	29,155	46.96	to	53.76	1,435,177	0.00%	to	1.25%	0.00%	to	0.00%	24.65%	to	26.21%
	2018	24,072	37.68	to	42.60	925,847	0.00%	to	1.25%	0.00%	to	0.00%	(6.41)%	to	(5.22)%

CRM Mid Cap Value Fund
	2022	9,688	32.72	to	40.69	361,018	0.00%	to	1.25%		1.16%		(10.49)%	to	(9.37)%
	2021	9,340	36.55	to	44.90	385,289	0.00%	to	1.25%	0.74%	to	0.97%	27.48%	to	29.09%
	2020	14,222	28.67	to	34.78	465,912	0.00%	to	1.25%	0.37%	to	0.46%	9.18%	to	10.55%
	2019	15,304	26.26	to	31.46	457,691	0.00%	to	1.25%	0.00%	to	0.44%	23.03%	to	24.58%
	2018	15,542	21.35	to	25.25	375,270	0.00%	to	1.25%	0.19%	to	0.20%	(8.24)%	to	(7.08)%

Columbia Disciplined Small Core Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	2,859	18.79	to	20.23	54,731	0.50%	to	1.25%	0.63%	to	0.91%	19.26%	to	20.16%
	2018	2,229	15.76	to	16.84	35,842	0.50%	to	1.25%	0.00%	to	0.00%	(18.98)%	to	(18.37)%

Calamos International Growth Fund
	2022	99	13.46	to	13.46	1,335	1.25%	to	1.25%		0.00%		(31.57)%	to	(31.57)%
	2021	99	19.67	to	19.67	1,943	1.25%	to	1.25%	0.01%	to	0.01%	5.45%	to	5.45%
	2020	100	18.65	to	18.65	1,852	1.25%	to	1.25%	0.00%	to	0.00%	42.78%	to	42.78%
	2019	100	13.06	to	13.06	1,303	1.25%	to	1.25%	0.00%	to	0.00%	27.71%	to	27.71%
	2018	100	10.23	to	10.23	1,019	1.25%	to	1.25%	0.00%	to	0.00%	(22.06)%	to	(22.06)%

Davis Financial Fund
	2022	12,494	20.61	to	22.99	272,350	0.50%	to	1.25%		1.54%		(9.36)%	to	(15.46)%
	2021	13,000	22.73	to	27.19	311,792	0.50%	to	1.25%	0.89%	to	1.20%	29.83%	to	30.81%
	2020	13,941	17.38	to	19.68	255,390	0.50%	to	1.25%	1.52%	to	1.73%	(7.05)%	to	(6.35)%
	2019	12,748	18.56	to	21.17	249,280	0.50%	to	1.25%	1.51%	to	1.64%	24.74%	to	25.68%
	2018	11,950	14.77	to	16.97	187,437	0.50%	to	1.25%	0.93%	to	0.95%	(12.88)%	to	(12.22)%

Davis New York Venture Fund
	2022	141,339	22.18	to	29.09	4,151,678	0.00%	to	1.25%		1.47%		(37.84)%	to	(74.27)%
	2021	157,904	35.68	to	113.04	5,616,143	0.00%	to	1.25%	0.00%	to	0.00%	11.11%	to	12.51%
	2020	177,701	32.12	to	100.48	5,699,589	0.00%	to	1.25%	0.56%	to	0.59%	10.03%	to	11.41%
	2019	201,073	29.19	to	90.19	5,864,392	0.00%	to	1.25%	1.55%	to	1.59%	29.28%	to	30.91%
	2018	212,964	22.58	to	68.89	4,818,902	0.00%	to	1.25%	0.52%	to	0.54%	(14.10)%	to	(13.01)%

Davis Opportunity Fund
	2022	4,016	25.33	to	26.31	102,179	0.50%	to	1.25%		0.36%		(14.51)%	to	(15.14)%
	2021	4,204	29.63	to	31.00	123,934	0.50%	to	1.25%	0.08%	to	0.14%	23.41%	to	24.34%
	2020	4,740	23.83	to	25.12	112,429	0.50%	to	1.25%	0.19%	to	0.50%	11.39%	to	12.23%
	2019	7,972	21.23	to	22.55	169,392	0.50%	to	1.25%	0.40%	to	0.42%	23.93%	to	24.86%
	2018	8,027	17.00	to	18.20	136,827	0.50%	to	1.25%	0.00%	to	0.00%	(14.58)%	to	(13.94)%

Delaware Diversified Income Fund
	2022	11,863	10.56	to	11.47	134,798	0.50%	to	1.25%		3.27%		(15.03)%	to	(14.39)%
	2021	13,865	12.43	to	13.39	182,391	0.50%	to	1.25%	2.12%	to	2.43%	(2.42)%	to	3.28%
	2020	3,175	12.74	to	12.97	40,469	1.05%	to	1.25%	2.88%	to	2.96%	9.19%	to	9.41%
	2019	829	11.67	to	11.85	9,684	1.05%	to	1.25%	3.26%	to	3.29%	5.49%	to	9.39%
	2018	21,744	10.66	to	11.24	243,939	0.50%	to	1.25%	3.71%	to	3.75%	(3.46)%	to	(2.73)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Delaware Extended Duration Bond Fund
	2022	170	12.36	to	13.13	2,210	0.50%	to	1.05%		3.69%		(26.02)%	to	(27.08)%
	2021	156	16.71	to	18.01	2,788	0.50%	to	1.25%	0.00%	to	2.94%	(3.77)%	to	(1.29)%
	2020	145	17.37	to	18.24	2,617	0.50%	to	1.05%	3.22%	to	3.54%	13.30%	to	13.92%
	2019	767	15.33	to	16.01	11,926	0.50%	to	1.05%	1.50%	to	3.54%	23.13%	to	25.10%
	2018	1,866	12.45	to	12.80	23,632	0.85%	to	1.25%	3.82%	to	3.83%	(9.30)%	to	(8.93)%

Dreyfus Bond Market Index Fund
	2022	961,586	11.29	to	13.56	12,623,622	0.00%	to	1.25%		2.20%		6.91%	to	(13.63)%
	2021	1,041,642	10.56	to	15.70	15,808,474	0.00%	to	1.25%	0.00%	to	0.00%	(4.43)%	to	(3.16)%
	2020	951,277	11.05	to	13.67	14,677,258	0.00%	to	1.25%	0.00%	to	2.06%	(25.96)%	to	5.94%
	2019	900,400	12.90	to	14.93	13,011,183	0.00%	to	1.25%	1.51%	to	2.57%	6.79%	to	48.95%
	2018	936,569	10.02	to	12.08	12,517,243	0.00%	to	1.25%	2.52%	to	2.53%	(2.81)%	to	(1.54)%

BNY Mellon Variable Investment Fund Appreciation Portfolio
	2022	693	35.03	to	35.03	24,279	0.70%	to	0.70%		0.67%		(18.64)%	to	(18.64)%
	2021	643	43.05	to	43.05	27,678	0.70%	to	0.70%	0.44%	to	0.44%	26.24%	to	26.24%
	2020	589	34.10	to	34.10	20,078	0.70%	to	0.70%	0.71%	to	0.71%	22.83%	to	22.83%
	2019	850	27.76	to	27.76	23,610	0.70%	to	0.70%	1.18%	to	1.18%	35.15%	to	35.15%
	2018	1,208	20.54	to	20.54	24,806	0.70%	to	0.70%	1.25%	to	1.25%	(7.51)%	to	(7.51)%

BNY Mellon International Stock Index Fund
	2022	17,974	16.53	to	16.53	297,032	0.00%	to	0.00%		2.14%		(14.55)%	to	(14.55)%
	2021	18,302	19.34	to	19.34	353,970	0.00%	to	0.00%	3.10%	to	3.10%	10.85%	to	10.85%
	2020	20,740	17.45	to	17.45	361,855	0.00%	to	0.00%	1.80%	to	1.80%	7.50%	to	7.50%
	2019	24,805	16.23	to	16.23	402,575	0.00%	to	0.00%	2.74%	to	2.74%	21.46%	to	21.46%
	2018	29,034	13.36	to	13.36	387,971	0.00%	to	0.00%	2.13%	to	2.13%	(13.92)%	to	(13.92)%

BNY Mellon MidCap Index Fund
	2022	255,117	26.57	to	33.29	17,744,160	0.00%	to	1.25%		1.21%		(25.53)%	to	(75.15)%
	2021	259,930	35.68	to	133.96	21,135,160	0.00%	to	1.25%	0.00%	to	0.65%	(66.93)%	to	22.62%
	2020	267,786	31.79	to	107.89	17,838,201	0.00%	to	1.25%	1.09%	to	1.20%	11.69%	to	13.10%
	2019	291,002	28.46	to	95.40	16,995,184	0.00%	to	1.25%	0.00%	to	1.17%	24.00%	to	25.56%
	2018	340,175	22.95	to	75.98	16,010,996	0.00%	to	1.25%	1.09%	to	1.23%	(12.60)%	to	(11.50)%

BNY Mellon Small Cap Stock Index Fund
	2022	188,928	24.56	to	31.92	11,812,763	0.00%	to	1.25%		1.13%		(26.77)%	to	(68.60)%
	2021	209,690	33.54	to	101.64	15,055,320	0.00%	to	1.25%	0.00%	to	0.83%	(58.33)%	to	24.69%
	2020	224,228	31.07	to	80.50	12,894,667	0.00%	to	1.25%	0.97%	to	1.10%	9.53%	to	10.91%
	2019	244,002	28.36	to	72.58	12,951,415	0.00%	to	1.25%	1.09%	to	1.13%	20.77%	to	22.29%
	2018	263,715	23.49	to	59.35	11,521,099	0.00%	to	1.25%	0.81%	to	0.91%	(10.02)%	to	(8.88)%

BNY Mellon Variable Investment Fund Growth and Income Portfo (##)
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	4	33.52	to	33.52	132	0.70%	to	0.70%	1.55%	to	1.55%	33.09%	to	62.53%
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	673	21.12	to	21.12	14,212	0.70%	to	0.70%	0.77%	to	0.77%	(5.35)%	to	(5.35)%

Dreyfus VIF Quality Bond Portfolio Fund
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	4,996	14.82	to	14.82	74,052	0.70%	to	0.70%	1.90%	to	1.90%	7.30%	to	7.30%
	2018	4,598	13.81	to	13.81	63,524	0.70%	to	0.70%	2.75%	to	2.75%	(3.23)%	to	(3.23)%

BNY Mellon Sustainable U.S. Equity Portfolio
	2022	194	33.80	to	33.80	6,552	0.70%	to	0.70%		0.52%		(23.41)%	to	(23.41)%
	2021	194	44.13	to	44.13	8,562	0.70%	to	0.70%	0.74%	to	0.74%	26.11%	to	26.11%
	2020	194	34.99	to	34.99	6,785	0.70%	to	0.70%	1.07%	to	1.07%	23.28%	to	23.28%
	2019	194	28.38	to	28.38	5,503	0.70%	to	0.70%	1.43%	to	1.43%	33.42%	to	33.42%
	2018	194	21.27	to	21.27	4,125	0.70%	to	0.70%	1.74%	to	1.74%	(5.07)%	to	(5.07)%

BNY Mellon S&P 500 Index Fund
	2022	998,040	28.99	to	34.82	33,161,274	0.00%	to	1.25%		1.18%		(19.55)%	to	(18.53)%
	2021	1,012,561	36.03	to	42.75	41,404,339	0.00%	to	1.25%	0.00%	to	0.00%	26.49%	to	28.08%
	2020	1,010,288	28.49	to	33.38	32,408,037	0.00%	to	1.25%	1.45%	to	1.45%	16.31%	to	17.77%
	2019	1,029,503	24.49	to	28.34	28,100,882	0.00%	to	1.25%	0.00%	to	1.64%	(35.55)%	to	29.24%
	2018	1,140,840	18.95	to	43.97	23,913,907	0.00%	to	1.25%	1.39%	to	1.57%	(18.65)%	to	(6.06)%

Eaton Vance Large-Cap Value Fund
	2022	68,676	24.07	to	26.21	1,765,904	0.35%	to	1.25%		1.07%		(6.03)%	to	(12.54)%
	2021	68,574	25.62	to	29.96	1,807,856	0.35%	to	1.25%	0.00%	to	0.00%	22.75%	to	24.29%
	2020	73,760	20.61	to	22.23	1,596,307	0.00%	to	1.25%	0.66%	to	1.35%	1.01%	to	2.28%
	2019	368,737	20.15	to	22.01	7,516,851	0.00%	to	1.25%	1.26%	to	1.28%	28.18%	to	29.79%
	2018	409,157	15.53	to	17.17	6,426,230	0.00%	to	1.25%	1.21%	to	1.22%	(7.99)%	to	(6.83)%

Eaton Vance Dividend Builder Fund
	2022	57,014	27.34	to	32.37	1,521,884	0.00%	to	1.25%		1.89%		(9.75)%	to	(16.25)%
	2021	57,948	30.29	to	38.65	1,724,282	0.00%	to	1.25%	0.00%	to	1.80%	22.87%	to	24.42%
	2020	60,434	24.35	to	29.56	1,451,768	0.00%	to	1.25%	1.75%	to	1.75%	10.92%	to	12.32%
	2019	74,371	21.68	to	26.65	1,578,433	0.00%	to	1.25%	1.82%	to	1.84%	29.46%	to	31.09%
	2018	79,447	16.54	to	20.58	1,297,935	0.00%	to	1.25%	1.80%	to	1.81%	(6.58)%	to	(5.40)%

Eaton Vance Worldwide Health Sciences Fund
	2022	13,806	43.20	to	45.04	593,286	0.35%	to	1.25%		0.18%		(10.55)%	to	(15.04)%
	2021	16,526	48.29	to	53.01	795,332	0.35%	to	1.25%	0.00%	to	0.24%	20.54%	to	21.63%
	2020	24,219	40.06	to	41.03	988,886	0.35%	to	1.25%	0.54%	to	0.56%	11.63%	to	12.64%
	2019	24,248	35.89	to	36.42	869,193	0.35%	to	1.25%	0.59%	to	0.65%	24.43%	to	25.55%
	2018	22,716	28.84	to	29.01	656,255	0.35%	to	1.25%	0.31%	to	0.36%	4.65%	to	5.61%

Eaton Vance Income Fund of Boston
	2022	152,546	19.15	to	21.07	3,087,158	0.00%	to	1.25%		5.36%		241.90%	to	(9.13)%
	2021	180,047	5.60	to	23.19	3,972,938	0.00%	to	1.25%	0.00%	to	0.00%	(74.26)%	to	4.22%
	2020	204,873	20.27	to	21.76	4,299,845	0.00%	to	1.25%	5.79%	to	5.93%	3.56%	to	4.86%
	2019	118,694	19.57	to	20.75	2,316,738	0.00%	to	1.25%	3.16%	to	5.70%	11.89%	to	292.94%
	2018	134,574	5.28	to	17.49	2,327,515	0.00%	to	1.25%	5.18%	to	5.67%	(71.98)%	to	(4.02)%

Eaton Vance Balanced Fund
	2022	7,530	31.41	to	34.84	239,248	0.50%	to	1.25%		1.28%		(16.62)%	to	(16.00)%
	2021	7,017	37.68	to	41.48	266,849	0.50%	to	1.25%	1.10%	to	1.10%	12.59%	to	13.44%
	2020	6,309	33.46	to	36.57	213,150	0.50%	to	1.25%	1.18%	to	1.18%	12.79%	to	13.63%
	2019	5,249	29.67	to	32.18	157,122	0.50%	to	1.25%	1.37%	to	1.37%	22.10%	to	23.02%
	2018	5,248	24.30	to	26.16	129,719	0.50%	to	1.25%	1.61%	to	1.62%	(4.63)%	to	(3.91)%

Eaton Vance Atlanta Capital SMID-Cap Fund
	2022	23,856	32.44	to	37.20	867,676	0.00%	to	1.25%		0.00%		(10.15)%	to	(9.03)%
	2021	25,936	36.10	to	40.89	1,033,100	0.00%	to	1.25%	0.00%	to	0.00%	20.41%	to	21.92%
	2020	25,410	29.98	to	33.54	830,319	0.00%	to	1.25%	0.00%	to	0.00%	9.58%	to	10.96%
	2019	30,865	27.36	to	30.23	906,232	0.00%	to	1.25%	0.00%	to	0.00%	32.44%	to	34.10%
	2018	45,537	20.66	to	22.54	992,208	0.00%	to	1.25%	0.00%	to	0.00%	(6.75)%	to	(5.57)%

Allspring Asset Allocation Fund
	2022	6,913	16.89	to	16.94	110,825	0.35%	to	1.25%		3.65%		(16.52)%	to	(24.21)%
	2021	5,687	20.23	to	22.35	108,201	0.35%	to	1.25%	0.05%	to	1.23%	12.05%	to	13.06%
	2020	9,973	17.90	to	18.17	176,167	0.35%	to	1.25%	2.91%	to	2.93%	12.17%	to	13.18%
	2019	9,608	15.81	to	16.20	150,962	0.35%	to	1.25%	0.43%	to	0.43%	18.28%	to	19.35%
	2018	11,830	13.25	to	13.70	159,847	0.35%	to	1.25%	0.30%	to	0.46%	(10.71)%	to	(9.90)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Allspring Emerging Markets Equity Fund
	2022	61,739	21.72	to	25.81	1,406,137	0.00%	to	1.25%		0.67%		(20.74)%	to	(19.75)%
	2021	70,392	27.40	to	32.17	2,012,123	0.00%	to	1.25%	0.00%	to	0.15%	(13.23)%	to	(12.13)%
	2020	75,894	31.58	to	36.61	2,489,362	0.00%	to	1.25%	0.07%	to	0.08%	19.36%	to	20.86%
	2019	81,529	26.46	to	30.29	2,221,655	0.00%	to	1.25%	0.68%	to	0.71%	25.99%	to	27.57%
	2018	87,456	21.00	to	23.74	1,884,886	0.00%	to	1.25%	0.24%	to	0.32%	(17.14)%	to	(16.09)%

Allspring Utility & Telecommunications Fund
	2022	314	37.72	to	41.84	12,053	0.50%	to	1.25%		1.69%		(4.62)%	to	(5.74)%
	2021	452	39.55	to	44.38	18,536	0.35%	to	1.25%	0.00%	to	0.41%	12.54%	to	15.59%
	2020	353	35.14	to	38.40	12,848	0.50%	to	1.25%	1.44%	to	1.55%	2.93%	to	3.71%
	2019	349	34.14	to	37.03	12,217	0.50%	to	1.25%	1.40%	to	1.48%	25.91%	to	26.86%
	2018	436	27.11	to	29.19	12,041	0.50%	to	1.25%	1.65%	to	1.88%	1.96%	to	2.74%

Alger Capital Appreciation Institutional Portfolio
	2022	104,135	36.47	to	43.70	4,064,869	0.35%	to	1.25%		0.00%		(37.03)%	to	(43.15)%
	2021	107,643	57.91	to	76.87	6,708,501	0.35%	to	1.25%	0.00%	to	0.00%	16.43%	to	17.49%
	2020	113,540	49.29	to	60.14	6,130,072	0.35%	to	1.25%	0.00%	to	0.00%	39.59%	to	40.85%
	2019	130,952	35.00	to	43.09	4,991,827	0.35%	to	1.25%	0.00%	to	0.00%	31.47%	to	32.65%
	2018	141,802	26.38	to	32.77	3,999,893	0.35%	to	1.25%	0.00%	to	0.00%	(2.11)%	to	(1.22)%

Alger Mid Cap Growth Institutional Fund
	2022	58,795	24.00	to	27.10	1,415,779	0.00%	to	1.25%		0.00%		(35.28)%	to	(41.78)%
	2021	75,514	37.09	to	46.55	2,771,371	0.00%	to	1.25%	0.00%	to	0.00%	3.12%	to	4.42%
	2020	72,795	35.52	to	41.12	2,580,490	0.00%	to	1.25%	0.00%	to	0.00%	62.07%	to	64.10%
	2019	69,472	21.65	to	25.37	1,509,904	0.00%	to	1.25%	0.00%	to	0.00%	28.19%	to	29.80%
	2018	70,603	16.68	to	19.79	1,184,066	0.00%	to	1.25%	0.00%	to	0.00%	(8.94)%	to	(7.79)%

Alger Small Cap Growth Institutional Fund
	2022	14,921	20.91	to	24.07	342,797	0.35%	to	1.25%		0.00%		(38.94)%	to	(38.38)%
	2021	15,488	34.24	to	39.07	578,852	0.35%	to	1.25%	0.00%	to	0.00%	(6.11)%	to	(5.26)%
	2020	18,993	36.47	to	41.24	754,973	0.35%	to	1.25%	0.00%	to	0.00%	62.83%	to	64.30%
	2019	16,034	22.40	to	25.10	387,976	0.35%	to	1.25%	0.11%	to	0.13%	28.17%	to	29.33%
	2018	15,677	17.48	to	19.41	294,674	0.35%	to	1.25%	0.00%	to	0.00%	(1.23)%	to	(0.33)%

Nuveen Mid Cap Growth Opportunities Fund
	2022	2,416	29.17	to	32.11	73,398	0.50%	to	1.25%		0.00%		(31.15)%	to	(30.63)%
	2021	3,419	42.36	to	46.30	148,444	0.00%	to	1.25%	0.00%	to	0.00%	3.02%	to	11.93%
	2020	2,940	41.12	to	43.88	121,833	0.65%	to	1.25%	0.00%	to	0.00%	44.14%	to	45.01%
	2019	4,549	28.53	to	30.26	133,951	0.65%	to	1.25%	0.00%	to	0.00%	25.14%	to	31.75%
	2018	16,885	21.65	to	24.18	400,599	0.00%	to	1.25%	0.00%	to	0.00%	(10.27)%	to	(9.13)%

Nuveen Small Cap Select Fund
	2022	685	28.49	to	30.38	19,851	0.75%	to	1.25%		0.13%		(20.96)%	to	(20.57)%
	2021	657	36.04	to	38.24	24,050	0.65%	to	1.25%	0.00%	to	0.00%	22.79%	to	24.88%
	2020	567	29.35	to	30.99	16,844	0.75%	to	1.25%	0.02%	to	0.02%	16.87%	to	17.46%
	2019	604	25.12	to	26.38	15,259	0.75%	to	1.25%	0.13%	to	0.16%	27.04%	to	27.68%
	2018	1,895	19.77	to	20.66	37,520	0.75%	to	1.25%	0.03%	to	0.17%	(12.31)%	to	4.62%

Nuveen Santa Barbara Dividend Growth Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—

Fidelity Advisor Equity Growth Fund
	2022	16,207	36.30	to	40.55	600,496	0.50%	to	1.25%		0.00%		(25.19)%	to	(30.22)%
	2021	16,646	48.52	to	58.11	822,020	0.50%	to	1.25%	0.00%	to	0.00%	20.93%	to	21.84%
	2020	17,708	39.82	to	45.16	714,629	0.50%	to	1.25%	0.00%	to	0.00%	41.29%	to	42.35%
	2019	16,281	27.97	to	31.96	460,261	0.50%	to	1.25%	0.00%	to	0.00%	31.60%	to	32.59%
	2018	15,451	21.10	to	24.29	327,738	0.50%	to	1.25%	0.00%	to	0.00%	(1.85)%	to	(1.11)%

Fidelity Advisor Value Strategies Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	6,065	49.93	to	49.93	302,840	0.35%	to	0.35%	0.56%	to	0.56%	32.17%	to	32.17%
	2020	5,929	37.78	to	37.78	223,972	0.35%	to	0.35%	0.68%	to	0.68%	7.33%	to	7.33%
	2019	6,000	35.20	to	35.20	211,198	0.35%	to	0.35%	1.04%	to	1.04%	33.41%	to	33.41%
	2018	6,688	26.38	to	26.38	176,442	0.35%	to	0.35%	0.51%	to	0.51%	(18.13)%	to	(18.13)%

Fidelity Advisor Leveraged Company Stock Fund
	2022	92,197	20.24	to	24.61	2,020,380	0.00%	to	1.25%		0.33%		(24.54)%	to	(23.59)%
	2021	91,041	26.82	to	32.21	2,635,344	0.00%	to	1.25%	0.00%	to	0.04%	23.26%	to	24.81%
	2020	90,914	21.76	to	25.81	2,115,561	0.00%	to	1.25%	0.00%	to	0.00%	27.01%	to	28.61%
	2019	97,497	17.13	to	20.07	1,776,840	0.00%	to	1.25%	0.00%	to	0.00%	27.55%	to	29.15%
	2018	98,986	13.43	to	15.54	1,405,882	0.00%	to	1.25%	0.00%	to	0.00%	(17.31)%	to	(16.26)%

Federated Hermes Equity Income Fund, Inc.
	2022	2,703	22.75	to	25.13	61,793	0.65%	to	1.25%		1.09%		(9.12)%	to	(8.57)%
	2021	5,916	25.03	to	27.48	144,057	0.65%	to	1.25%	0.90%	to	0.91%	19.41%	to	20.12%
	2020	5,383	20.97	to	22.88	109,189	0.65%	to	1.25%	0.96%	to	1.32%	5.09%	to	5.73%
	2019	5,151	19.95	to	21.64	101,046	0.65%	to	1.25%	2.18%	to	2.19%	19.76%	to	20.48%
	2018	4,701	16.66	to	17.96	76,289	0.65%	to	1.25%	1.75%	to	1.76%	(12.79)%	to	(12.27)%

Federated Hermes Fund for U.S. Government Securities
	2022	12,714	11.19	to	12.15	151,703	0.50%	to	1.25%		2.21%		(13.14)%	to	(12.48)%
	2021	11,635	12.88	to	13.88	158,836	0.50%	to	1.25%	0.00%	to	1.61%	(3.38)%	to	(2.66)%
	2020	10,981	13.33	to	14.26	154,206	0.50%	to	1.25%	2.05%	to	2.07%	2.44%	to	6.49%
	2019	12,860	13.01	to	13.39	172,608	0.75%	to	1.25%	2.51%	to	2.52%	4.54%	to	5.06%
	2018	14,213	12.44	to	12.75	179,556	0.75%	to	1.25%	2.52%	to	2.53%	(1.22)%	to	(0.72)%

Federated Hermes MDT Mid Cap Growth Fund
	2022	8,477	27.83	to	30.79	280,763	0.50%	to	1.25%		0.00%		(24.95)%	to	(32.15)%
	2021	7,811	37.09	to	45.39	347,388	0.50%	to	1.25%	0.00%	to	0.00%	21.01%	to	21.92%
	2020	7,204	30.42	to	34.16	264,026	0.50%	to	1.25%	0.00%	to	0.00%	33.72%	to	34.72%
	2019	7,941	22.58	to	25.55	211,232	0.50%	to	1.25%	0.00%	to	0.00%	26.36%	to	27.31%
	2018	6,349	17.73	to	20.22	132,273	0.50%	to	1.25%	0.00%	to	0.00%	(4.47)%	to	(3.75)%

Federated Hermes High Income Bond Fund, Inc.
	2022	206	19.19	to	19.19	3,952	1.25%	to	1.25%		5.36%		(7.83)%	to	(12.83)%
	2021	206	20.82	to	22.02	4,558	1.05%	to	1.25%	2.28%	to	4.58%	3.39%	to	3.59%
	2020	213	20.10	to	21.30	4,527	1.05%	to	1.25%	5.04%	to	5.35%	4.58%	to	4.79%
	2019	411	19.18	to	20.36	8,348	1.05%	to	1.25%	5.40%	to	5.46%	12.93%	to	13.15%
	2018	376	16.95	to	18.03	6,745	1.05%	to	1.25%	5.43%	to	5.47%	(4.27)%	to	(4.08)%

Federated Hermes Kaufmann Fund
	2022	165,998	23.36	to	27.38	4,068,379	0.35%	to	1.25%		0.00%		(30.54)%	to	(37.30)%
	2021	170,384	33.64	to	43.67	6,032,562	0.35%	to	1.25%	0.00%	to	0.00%	1.13%	to	2.04%
	2020	180,471	32.96	to	39.33	6,290,468	0.35%	to	1.25%	0.00%	to	0.00%	26.89%	to	28.04%
	2019	196,503	25.75	to	31.00	5,383,816	0.35%	to	1.25%	0.00%	to	0.00%	31.42%	to	32.61%
	2018	211,361	19.41	to	23.59	4,384,038	0.35%	to	1.25%	0.00%	to	0.00%	2.33%	to	3.26%

Federated Hermes Short-Term Income Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	8,296	10.67	to	10.67	88,481	0.35%	to	0.35%	0.94%	to	0.94%	(0.71)%	to	(0.71)%
	2020	8,941	10.74	to	10.74	96,049	0.35%	to	0.35%	1.59%	to	1.59%	3.10%	to	3.10%
	2019	8,944	10.42	to	10.42	93,176	0.35%	to	0.35%	2.34%	to	2.34%	3.96%	to	3.96%
	2018	9,199	10.02	to	10.02	92,193	0.35%	to	0.35%	0.37%	to	0.37%	(26.85)%	to	(26.85)%

Federated Hermes Total Return Bond Fund
	2022	4,753	13.66	to	46.98	108,554	0.50%	to	1.25%		2.49%		(14.07)%	to	(13.42)%
	2021	4,775	15.90	to	54.27	125,534	0.50%	to	1.25%	0.00%	to	2.27%	(1.61)%	to	(0.87)%
	2020	5,395	16.16	to	54.74	140,459	0.50%	to	1.25%	2.26%	to	2.27%	7.65%	to	8.46%
	2019	5,804	15.01	to	50.47	144,002	0.50%	to	1.25%	2.88%	to	2.89%	7.79%	to	8.60%
	2018	5,921	13.92	to	46.47	131,714	0.50%	to	1.25%	2.89%	to	2.89%	(2.63)%	to	(1.90)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Federated Hermes Clover Small Value Fund
	2022	3,816	21.66	to	23.90	91,040	0.35%	to	1.25%		0.18%		(9.93)%	to	(9.11)%
	2021	2,556	24.04	to	26.30	66,937	0.35%	to	1.25%	0.08%	to	0.21%	28.58%	to	29.75%
	2020	2,807	18.70	to	20.27	56,551	0.35%	to	1.25%	0.13%	to	0.19%	7.78%	to	8.75%
	2019	3,089	17.35	to	18.64	57,399	0.35%	to	1.25%	0.00%	to	0.37%	18.18%	to	19.25%
	2018	3,398	14.68	to	15.63	52,989	0.35%	to	1.25%	0.04%	to	0.06%	(19.39)%	to	(18.65)%

Federated Hermes International Leaders Fund
	2022	350	19.05	to	19.05	6,675	0.50%	to	0.50%		2.00%		(0.81)%	to	(9.49)%
	2021	318	19.20	to	21.05	6,697	0.50%	to	1.25%	0.03%	to	0.55%	3.45%	to	4.23%
	2020	332	18.56	to	20.19	6,642	0.50%	to	1.25%	0.11%	to	0.11%	14.03%	to	17.86%
	2019	310	16.28	to	17.13	5,271	0.75%	to	1.25%	2.52%	to	3.81%	25.10%	to	25.73%
	2018	123	13.01	to	13.63	1,651	0.75%	to	1.25%	2.25%	to	2.50%	(21.84)%	to	(21.45)%

Fidelity® VIP Growth Opportunities Portfolio
	2022	12,046	48.87	to	48.87	588,766	0.70%	to	0.70%		0.00%		(38.58)%	to	(38.58)%
	2021	14,582	79.58	to	79.58	1,160,384	0.00%	to	0.70%	0.00%	to	0.00%	11.16%	to	11.94%
	2020	16,302	71.59	to	90.69	1,169,060	0.00%	to	0.70%	0.01%	to	0.01%	67.48%	to	68.66%
	2019	17,733	42.74	to	53.77	759,142	0.00%	to	0.70%	0.12%	to	0.16%	39.86%	to	40.84%
	2018	22,749	30.56	to	38.18	696,081	0.00%	to	0.70%	0.12%	to	0.12%	11.67%	to	12.46%

Fidelity® VIP Overseas Portfolio
	2022	2,601	16.20	to	16.20	42,141	0.70%	to	0.70%		1.08%		(25.01)%	to	(25.01)%
	2021	2,629	21.61	to	21.61	56,824	0.70%	to	0.70%	0.54%	to	0.54%	18.86%	to	18.86%
	2020	2,535	18.18	to	18.18	46,074	0.70%	to	0.70%	0.25%	to	0.25%	14.81%	to	14.81%
	2019	7,288	15.83	to	15.83	115,389	0.70%	to	0.70%	1.71%	to	1.71%	26.87%	to	26.87%
	2018	7,757	12.48	to	12.48	96,799	0.70%	to	0.70%	1.62%	to	1.62%	(15.41)%	to	(15.41)%

Fidelity® VIP Value Strategies Portfolio
	2022	14,413	30.80	to	30.80	443,941	0.70%	to	0.70%		1.07%		(7.67)%	to	(7.67)%
	2021	14,810	33.36	to	33.36	494,095	0.70%	to	0.70%	2.02%	to	2.02%	32.67%	to	32.67%
	2020	1,810	25.15	to	25.15	45,523	0.70%	to	0.70%	1.31%	to	1.31%	7.50%	to	7.50%
	2019	2,447	23.39	to	23.39	57,235	0.70%	to	0.70%	1.72%	to	1.72%	33.59%	to	33.59%
	2018	3,344	17.51	to	17.51	58,555	0.70%	to	0.70%	0.98%	to	0.98%	(17.90)%	to	(17.90)%

Fidelity® VIP Balanced Portfolio
	2022	42,320	28.84	to	30.48	1,248,788	0.00%	to	0.70%		1.28%		(18.51)%	to	(17.94)%
	2021	59,152	35.39	to	37.14	2,093,919	0.00%	to	0.70%	0.00%	to	0.94%	17.44%	to	18.26%
	2020	65,175	30.14	to	31.41	1,964,516	0.00%	to	0.70%	1.38%	to	1.47%	21.53%	to	22.39%
	2019	58,948	24.80	to	25.66	1,462,000	0.00%	to	0.70%	1.71%	to	1.76%	23.64%	to	24.51%
	2018	66,897	20.06	to	20.61	1,341,879	0.00%	to	0.70%	1.39%	to	1.48%	(4.89)%	to	(4.22)%

Fidelity® VIP Growth & Income Portfolio
	2022	6,616	32.50	to	32.50	215,043	0.70%	to	0.70%		1.60%		(5.61)%	to	(5.61)%
	2021	7,337	34.44	to	34.44	252,666	0.70%	to	0.70%	1.79%	to	1.79%	25.07%	to	25.07%
	2020	11,737	27.53	to	27.53	323,159	0.70%	to	0.70%	2.00%	to	2.00%	7.10%	to	7.10%
	2019	15,158	25.71	to	25.71	389,702	0.70%	to	0.70%	3.60%	to	3.60%	29.15%	to	29.15%
	2018	16,686	19.91	to	19.91	332,187	0.70%	to	0.70%	0.34%	to	0.34%	(9.62)%	to	(9.62)%

Fidelity® VIP Freedom 2020 Portfolio
	2022	3,087	31.85	to	31.85	98,315	0.35%	to	0.35%		1.86%		(16.26)%	to	(16.26)%
	2021	3,087	38.04	to	38.04	117,428	0.35%	to	0.35%	0.87%	to	0.87%	8.88%	to	8.88%
	2020	3,087	34.93	to	34.93	107,835	0.35%	to	0.35%	1.06%	to	1.06%	14.32%	to	14.32%
	2019	3,087	30.56	to	30.56	94,323	0.35%	to	0.35%	1.88%	to	1.88%	19.46%	to	19.46%
	2018	1,433	25.58	to	25.58	36,654	0.35%	to	0.35%	1.31%	to	1.31%	(6.41)%	to	(6.41)%

Fidelity® VIP Freedom 2030 Portfolio
	2022	18,477	37.96	to	38.77	716,332	0.35%	to	0.50%		1.75%		(8.98)%	to	(17.38)%
	2021	17,387	41.70	to	46.92	815,816	0.35%	to	1.25%	0.00%	to	0.87%	1.07%	to	11.68%
	2020	17,462	41.26	to	42.01	733,666	0.35%	to	0.50%	0.98%	to	1.02%	16.06%	to	16.24%
	2019	17,226	35.55	to	36.15	622,632	0.35%	to	0.50%	1.72%	to	1.75%	23.49%	to	23.68%
	2018	18,198	28.79	to	29.23	531,853	0.35%	to	0.50%	1.09%	to	1.15%	(8.52)%	to	(8.38)%

Fidelity® VIP Freedom 2015 Portfolio
	2022	3,586	28.26	to	28.26	101,335	0.35%	to	0.35%		1.91%		(15.09)%	to	(15.09)%
	2021	3,586	33.28	to	33.28	119,348	0.35%	to	0.35%	0.98%	to	0.98%	7.02%	to	7.02%
	2020	2,741	31.10	to	31.10	85,258	0.35%	to	0.35%	1.34%	to	1.34%	13.17%	to	13.17%
	2019	2,012	27.48	to	27.48	55,291	0.35%	to	0.35%	1.36%	to	1.36%	17.56%	to	17.56%
	2018	3,063	23.38	to	23.38	71,593	0.35%	to	0.35%	1.22%	to	1.22%	(5.61)%	to	(5.61)%

Fidelity® VIP Freedom 2025 Portfolio
	2022	11,225	35.18	to	35.18	394,856	0.35%	to	0.35%		1.81%		(16.93)%	to	(16.93)%
	2021	11,546	42.35	to	42.35	488,929	0.35%	to	0.35%	0.79%	to	0.79%	10.16%	to	10.16%
	2020	13,363	38.44	to	38.44	513,670	0.35%	to	0.35%	1.03%	to	1.03%	15.27%	to	15.27%
	2019	12,850	33.35	to	33.35	428,505	0.35%	to	0.35%	1.79%	to	1.79%	21.09%	to	21.09%
	2018	13,520	27.54	to	27.54	372,334	0.35%	to	0.35%	1.22%	to	1.22%	(7.10)%	to	(7.10)%

Fidelity Advisor® Stock Selector All Cap Fund
	2022	35,854	27.65	to	28.84	1,033,813	0.85%	to	1.25%		0.21%		(20.98)%	to	(17.61)%
	2021	65	35.00	to	35.00	2,279	1.05%	to	1.25%	0.00%	to	0.01%	20.96%	to	23.27%
	2020	500	28.93	to	28.93	14,485	1.25%	to	1.25%	0.38%	to	0.38%	22.67%	to	22.67%
	2019	424	23.59	to	23.59	10,005	1.25%	to	1.25%	0.40%	to	0.40%	29.89%	to	29.89%
	2018	386	18.16	to	18.16	7,016	1.25%	to	1.25%	0.12%	to	0.12%	(10.27)%	to	(10.27)%

Templeton Global Opportunities Trust ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—

Templeton Developing Markets Trust
	2022	53,227	11.21	to	13.97	604,035	0.35%	to	1.25%		2.29%		(22.48)%	to	(30.02)%
	2021	57,256	14.46	to	19.96	842,333	0.35%	to	1.25%	0.00%	to	2.88%	(6.97)%	to	(6.13)%
	2020	65,366	15.40	to	19.54	1,073,798	0.35%	to	1.25%	1.10%	to	1.25%	17.20%	to	18.26%
	2019	74,539	13.02	to	16.68	1,050,982	0.35%	to	1.25%	3.67%	to	3.74%	24.82%	to	25.95%
	2018	75,886	10.34	to	13.36	869,892	0.35%	to	1.25%	1.19%	to	1.23%	(17.25)%	to	(16.49)%

Franklin High Income Fund
	2022	42,906	18.91	to	19.63	822,217	0.35%	to	1.25%		5.70%		(10.42)%	to	(15.32)%
	2021	40,103	21.11	to	23.18	856,363	0.35%	to	1.25%	0.00%	to	4.80%	3.70%	to	4.63%
	2020	38,156	20.36	to	20.75	779,171	0.35%	to	1.25%	5.45%	to	5.48%	5.43%	to	6.38%
	2019	38,768	19.31	to	19.51	747,863	0.35%	to	1.25%	5.50%	to	5.57%	12.86%	to	13.88%
	2018	43,405	17.11	to	17.13	737,508	0.35%	to	1.25%	5.57%	to	5.60%	(4.40)%	to	(3.53)%

Franklin Strategic Income Fund
	2022	144,986	14.79	to	15.66	2,199,335	0.35%	to	1.25%		4.13%		(11.83)%	to	(12.24)%
	2021	167,681	16.77	to	17.85	2,861,797	0.15%	to	1.25%	0.00%	to	175.77%	0.52%	to	0.86%
	2020	146,895	16.63	to	17.30	2,472,286	0.35%	to	1.25%	4.04%	to	4.07%	2.20%	to	3.12%
	2019	152,240	16.27	to	16.78	2,494,923	0.35%	to	1.25%	4.46%	to	4.47%	6.82%	to	7.79%
	2018	168,930	15.23	to	15.57	2,568,622	0.35%	to	1.25%	4.11%	to	4.16%	(3.10)%	to	(2.22)%

Templeton Global Bond Fund
	2022	201,130	14.57	to	15.90	3,007,401	0.00%	to	1.25%		5.00%		64.82%	to	(6.17)%
	2021	212,685	8.84	to	16.95	3,413,261	0.00%	to	1.25%	0.00%	to	0.00%	(50.48)%	to	(6.24)%
	2020	229,824	16.77	to	17.85	3,914,628	0.00%	to	1.25%	4.48%	to	4.49%	(5.60)%	to	(4.41)%
	2019	273,906	17.76	to	18.68	4,918,017	0.00%	to	1.25%	3.40%	to	5.88%	(0.62)%	to	65.27%
	2018	309,258	11.30	to	17.87	5,552,859	0.00%	to	1.25%	6.14%	to	6.89%	(4.96)%	to	—

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Franklin U.S. Government Securities Fund
	2022	32,019	11.71	to	12.74	379,849	0.50%	to	1.25%		2.67%		(11.44)%	to	(10.77)%
	2021	34,532	13.22	to	14.28	462,046	0.50%	to	1.25%	0.00%	to	2.28%	(3.28)%	to	(2.55)%
	2020	33,137	13.67	to	14.66	457,635	0.50%	to	1.25%	2.59%	to	2.59%	2.19%	to	2.96%
	2019	37,778	13.38	to	14.24	508,826	0.50%	to	1.25%	2.91%	to	2.93%	4.11%	to	4.90%
	2018	39,632	12.85	to	13.57	511,873	0.50%	to	1.25%	3.12%	to	3.13%	(0.97)%	to	(0.22)%

Franklin Small Cap Value Fund
	2022	88,832	32.64	to	49.81	2,934,148	0.00%	to	1.25%		0.37%		(11.31)%	to	(13.01)%
	2021	99,774	36.80	to	57.26	3,681,975	0.00%	to	1.25%	0.00%	to	0.55%	13.77%	to	23.91%
	2020	105,516	29.70	to	50.33	3,122,464	0.00%	to	1.25%	0.84%	to	0.84%	3.11%	to	4.08%
	2019	106,100	28.53	to	48.81	3,017,388	0.00%	to	1.25%	1.24%	to	1.24%	18.47%	to	24.47%
	2018	109,634	22.92	to	41.20	2,509,657	0.00%	to	1.25%	0.76%	to	0.78%	(26.22)%	to	(13.77)%

Franklin Mutual Global Discovery Fund
	2022	444,771	17.64	to	20.04	8,326,865	0.00%	to	1.25%		1.79%		(16.39)%	to	(20.90)%
	2021	470,144	21.10	to	25.34	9,366,699	0.00%	to	1.25%	0.00%	to	0.00%	17.92%	to	19.40%
	2020	538,867	17.67	to	19.57	8,974,517	0.00%	to	1.25%	2.42%	to	2.94%	(5.80)%	to	(4.61)%
	2019	570,715	18.52	to	20.78	10,025,419	0.00%	to	1.25%	1.17%	to	2.01%	22.82%	to	24.37%
	2018	693,884	14.89	to	16.92	9,924,036	0.00%	to	1.25%	1.32%	to	1.91%	(12.11)%	to	(10.99)%

Templeton Growth Fund
	2022	73,419	16.84	to	21.37	1,240,443	0.00%	to	1.25%		0.88%		(12.80)%	to	(54.20)%
	2021	75,013	19.31	to	46.66	1,461,584	0.00%	to	1.25%	0.00%	to	1.66%	3.82%	to	5.12%
	2020	83,444	18.60	to	44.38	1,558,462	0.00%	to	1.25%	1.07%	to	1.12%	4.43%	to	5.74%
	2019	95,106	17.81	to	41.97	1,599,412	0.00%	to	1.25%	1.98%	to	2.09%	13.40%	to	14.83%
	2018	97,180	15.70	to	36.55	1,434,406	0.00%	to	1.25%	1.67%	to	1.82%	(15.61)%	to	(14.54)%

Franklin Income Fund
	2022	320,233	20.49	to	20.89	6,362,064	0.35%	to	1.25%		5.26%		(5.38)%	to	(14.59)%
	2021	327,242	21.66	to	24.45	6,911,353	0.35%	to	1.25%	4.59%	to	4.59%	15.73%	to	16.78%
	2020	362,058	18.54	to	19.25	6,570,279	0.35%	to	1.25%	5.60%	to	5.61%	2.28%	to	3.21%
	2019	388,568	17.97	to	18.82	6,865,078	0.35%	to	1.25%	5.24%	to	5.24%	14.31%	to	15.34%
	2018	408,341	15.58	to	16.46	6,300,588	0.35%	to	1.25%	5.19%	to	5.20%	(6.48)%	to	(5.63)%

Franklin Growth Fund
	2022	74,905	36.95	to	37.47	2,649,267	0.00%	to	1.25%		0.00%		(25.09)%	to	(32.61)%
	2021	75,470	49.32	to	55.60	3,584,767	0.00%	to	1.25%	0.00%	to	0.00%	20.29%	to	21.80%
	2020	76,637	40.50	to	42.10	3,059,667	0.00%	to	1.25%	0.01%	to	0.15%	29.01%	to	30.64%
	2019	536,630	31.00	to	32.64	16,729,435	0.00%	to	1.25%	0.40%	to	0.40%	30.53%	to	32.17%
	2018	606,619	23.45	to	25.00	14,304,307	0.00%	to	1.25%	0.41%	to	0.44%	(4.59)%	to	(3.39)%

Franklin Total Return Fund
	2022	13,510	13.08	to	13.93	176,825	0.50%	to	1.25%		3.10%		(16.06)%	to	(18.59)%
	2021	16,891	15.59	to	17.11	263,359	0.50%	to	1.25%	0.00%	to	2.22%	(1.99)%	to	(1.25)%
	2020	23,589	15.90	to	16.68	374,171	0.50%	to	1.25%	2.98%	to	3.08%	5.85%	to	6.64%
	2019	23,603	15.02	to	15.64	353,687	0.50%	to	1.25%	3.62%	to	3.63%	7.75%	to	8.56%
	2018	24,958	13.94	to	14.41	347,102	0.50%	to	1.25%	2.73%	to	2.75%	(3.04)%	to	(2.30)%

Franklin Mutual U.S. Mid Cap Value Fund
	2022	32,526	35.49	to	39.14	1,265,335	0.35%	to	0.85%		0.73%		0.75%	to	(7.08)%
	2021	49,985	35.22	to	42.12	2,097,681	0.35%	to	1.25%	1.09%	to	4.79%	16.18%	to	27.24%
	2020	52,865	30.32	to	33.11	1,744,323	0.35%	to	0.85%	4.08%	to	4.20%	(3.28)%	to	(2.80)%
	2019	56,715	31.35	to	34.06	1,926,083	0.35%	to	0.85%	0.00%	to	0.00%	23.43%	to	24.05%
	2018	66,465	25.40	to	27.46	1,820,670	0.35%	to	0.85%	1.10%	to	1.12%	(13.19)%	to	(12.76)%

Franklin Mutual Beacon Fund
	2022	41,543	19.55	to	20.51	821,514	0.35%	to	1.25%		1.30%		(13.00)%	to	(16.87)%
	2021	42,413	22.47	to	24.67	957,119	0.35%	to	1.25%	0.00%	to	1.56%	15.01%	to	16.05%
	2020	51,591	19.54	to	20.14	1,011,738	0.35%	to	1.25%	2.89%	to	2.95%	2.46%	to	3.39%
	2019	51,218	19.07	to	19.48	974,767	0.35%	to	1.25%	1.97%	to	2.10%	23.14%	to	24.25%
	2018	53,197	15.49	to	15.67	816,737	0.35%	to	1.25%	1.45%	to	1.67%	(9.63)%	to	(8.81)%

Franklin Mutual Shares Fund
	2022	135,362	17.49	to	25.47	2,972,336	0.35%	to	1.25%		1.26%		(7.68)%	to	(21.17)%
	2021	148,206	18.95	to	32.31	3,560,968	0.35%	to	1.25%	3.12%	to	3.12%	17.59%	to	18.65%
	2020	165,786	15.97	to	23.67	3,375,402	0.35%	to	1.25%	1.96%	to	1.99%	(5.78)%	to	(4.93)%
	2019	175,383	16.80	to	25.13	3,806,665	0.35%	to	1.25%	2.26%	to	2.43%	21.34%	to	22.44%
	2018	228,403	13.72	to	20.71	3,857,472	0.35%	to	1.25%	1.44%	to	1.55%	(10.31)%	to	(9.50)%

Franklin Small-Mid Cap Growth Fund
	2022	86,063	31.30	to	35.38	2,631,879	0.00%	to	1.25%		0.00%		(33.71)%	to	(41.90)%
	2021	96,372	47.21	to	60.89	4,465,568	0.00%	to	1.25%	0.00%	to	0.00%	8.54%	to	9.91%
	2020	110,570	42.96	to	49.80	4,650,860	0.00%	to	1.25%	0.00%	to	0.00%	54.02%	to	55.96%
	2019	171,736	27.54	to	32.33	4,691,671	0.00%	to	1.25%	0.00%	to	0.00%	30.17%	to	31.81%
	2018	196,987	20.90	to	24.84	4,089,490	0.00%	to	1.25%	0.00%	to	0.00%	(5.79)%	to	(4.60)%

Franklin Conservative Allocation Fund
	2022	112,242	16.03	to	17.33	1,801,671	0.00%	to	1.25%		1.56%		(16.27)%	to	(17.56)%
	2021	133,365	19.14	to	21.02	2,541,021	0.00%	to	1.25%	0.00%	to	2.28%	6.84%	to	8.18%
	2020	156,529	17.92	to	18.89	2,797,832	0.00%	to	1.25%	1.65%	to	1.70%	7.95%	to	9.30%
	2019	170,095	16.60	to	17.28	2,799,138	0.00%	to	1.25%	2.16%	to	2.32%	11.84%	to	13.25%
	2018	179,176	14.84	to	15.26	2,622,073	0.00%	to	1.25%	2.57%	to	2.61%	(4.65)%	to	(3.44)%

Franklin Growth Allocation Fund
	2022	282,533	22.13	to	22.46	6,071,539	0.00%	to	1.25%		1.07%		(18.19)%	to	(24.38)%
	2021	307,965	27.05	to	29.70	8,013,351	0.00%	to	1.25%	0.00%	to	2.28%	14.97%	to	16.41%
	2020	335,025	23.29	to	23.53	7,523,544	0.00%	to	1.25%	1.24%	to	1.27%	13.16%	to	14.58%
	2019	345,544	20.33	to	20.80	6,796,494	0.00%	to	1.25%	0.71%	to	1.39%	20.39%	to	21.90%
	2018	347,072	16.68	to	17.27	5,667,735	0.00%	to	1.25%	1.54%	to	1.56%	(7.62)%	to	(6.45)%

Franklin Moderate Allocation Fund
	2022	293,080	19.25	to	20.27	5,618,684	0.00%	to	1.25%		1.21%		(17.18)%	to	(20.58)%
	2021	334,475	23.24	to	25.52	7,665,061	0.00%	to	1.25%	0.00%	to	2.42%	10.98%	to	12.38%
	2020	365,293	20.94	to	21.51	7,526,190	0.00%	to	1.25%	1.47%	to	1.49%	10.98%	to	12.37%
	2019	348,224	18.87	to	19.14	6,429,019	0.00%	to	1.25%	1.77%	to	1.83%	15.94%	to	17.40%
	2018	371,100	16.28	to	16.30	5,888,382	0.00%	to	1.25%	1.23%	to	2.00%	(6.01)%	to	(4.82)%

Templeton Foreign Fund
	2022	181,464	20.51	to	26.11	3,915,739	0.00%	to	1.25%		1.15%		(4.78)%	to	(3.59)%
	2021	197,869	21.54	to	27.08	4,454,961	0.00%	to	1.25%	0.00%	to	3.51%	3.76%	to	5.07%
	2020	223,001	20.76	to	25.77	4,834,874	0.00%	to	1.25%	1.30%	to	1.45%	(1.72)%	to	(0.49)%
	2019	306,661	21.12	to	25.90	6,807,640	0.00%	to	1.25%	3.09%	to	3.15%	11.07%	to	12.46%
	2018	359,059	19.02	to	23.03	7,202,665	0.00%	to	1.25%	2.07%	to	2.21%	(16.06)%	to	(15.00)%

Highland Socially Responsible Equity Fund *
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	2,066	16.81	to	24.46	57,953	0.00%	to	1.25%	0.00%	to	0.00%	5.20%	to	6.53%
	2019	4,364	15.78	to	23.25	107,267	0.00%	to	1.25%	0.91%	to	0.94%	10.24%	to	10.66%
	2018	3,962	14.26	to	21.09	88,004	0.00%	to	1.25%	0.00%	to	0.00%	(47.22)%	to	(12.41)%

Goldman Sachs Income Builder Fund
	2022	2,339	20.22	to	28.20	46,362	0.50%	to	1.25%		3.95%		(10.66)%	to	(9.99)%
	2021	2,294	22.63	to	31.33	50,825	0.50%	to	1.25%	0.59%	to	3.11%	9.12%	to	60.00%
	2020	2,201	19.58	to	20.74	44,573	0.75%	to	1.25%	3.28%	to	3.29%	8.16%	to	8.70%
	2019	3,349	18.01	to	19.17	62,294	0.75%	to	1.25%	3.66%	to	3.67%	17.88%	to	18.48%
	2018	3,548	15.20	to	16.26	55,809	0.75%	to	1.25%	3.67%	to	3.75%	(6.11)%	to	(5.63)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Goldman Sachs Large Cap Core Fund
	2022	419	31.42	to	34.19	13,485	0.50%	to	1.05%		0.33%		(26.72)%	to	(20.27)%
	2021	374	42.88	to	42.88	15,127	0.00%	to	1.25%	0.00%	to	0.00%	23.98%	to	36.41%
	2020	268	32.14	to	34.59	8,649	0.50%	to	1.05%	0.29%	to	1.44%	21.51%	to	26.00%
	2019	7	26.45	to	27.45	181	0.75%	to	1.05%	0.00%	to	0.00%	17.62%	to	27.63%
	2018	115	21.51	to	22.49	2,551	0.50%	to	1.25%	0.02%	to	0.06%	(4.02)%	to	(0.76)%

Goldman Sachs Core Fixed Income Fund
	2022	11,927	12.34	to	12.34	147,219	1.05%	to	1.25%		2.42%		(15.27)%	to	(15.42)%
	2021	11,443	14.57	to	14.59	166,714	1.05%	to	1.25%	1.58%	to	1.58%	(3.33)%	to	(3.13)%
	2020	10,698	15.04	to	15.10	160,957	1.05%	to	1.25%	2.01%	to	2.01%	8.12%	to	8.34%
	2019	10,065	13.88	to	13.96	139,814	1.05%	to	1.25%	2.63%	to	2.64%	8.10%	to	8.32%
	2018	7,729	12.81	to	12.92	99,166	1.05%	to	1.25%	2.43%	to	2.43%	(2.11)%	to	(1.91)%

Goldman Sachs U.S. Equity Insights Fund
	2022	1	27.46	to	27.46	15	1.25%	to	1.25%		0.62%		(20.62)%	to	(20.62)%
	2021	1	34.59	to	34.59	31	1.25%	to	1.25%	0.61%	to	0.61%	27.49%	to	27.49%
	2020	1	27.13	to	27.13	14	1.25%	to	1.25%	0.81%	to	0.81%	16.36%	to	16.36%
	2019	1	23.32	to	23.32	15	1.25%	to	1.25%	2.18%	to	2.18%	23.85%	to	23.85%
	2018	1	18.83	to	18.83	12	1.25%	to	1.25%	0.48%	to	0.48%	(7.96)%	to	(7.96)%

Goldman Sachs Government Income Fund
	2022	83,546	11.39	to	13.34	987,396	0.00%	to	1.25%		1.31%		(13.94)%	to	(10.56)%
	2021	80,869	13.23	to	14.92	1,101,916	0.00%	to	1.25%	0.00%	to	0.00%	(3.69)%	to	(2.15)%
	2020	90,244	13.74	to	15.65	1,270,285	0.00%	to	1.25%	1.32%	to	1.33%	5.02%	to	5.03%
	2019	144,890	13.08	to	14.90	2,010,390	0.00%	to	1.25%	2.04%	to	2.05%	3.62%	to	4.45%
	2018	150,174	12.52	to	14.38	1,991,708	0.00%	to	1.25%	2.02%	to	2.02%	(1.71)%	to	(0.96)%

Goldman Sachs Equity Income Fund
	2022	6,523	20.81	to	22.77	142,091	0.50%	to	1.25%		1.77%		(4.89)%	to	(11.30)%
	2021	5,892	21.88	to	25.67	135,085	0.50%	to	1.25%	1.45%	to	1.50%	20.33%	to	21.24%
	2020	6,778	18.05	to	20.04	130,150	0.50%	to	1.25%	1.69%	to	1.69%	2.18%	to	2.95%
	2019	6,484	17.53	to	19.62	121,622	0.50%	to	1.25%	0.00%	to	1.76%	23.38%	to	24.31%
	2018	6,132	14.10	to	15.90	93,224	0.50%	to	1.25%	1.66%	to	1.69%	(7.28)%	to	(6.57)%

Goldman Sachs Mid Cap Growth Fund
	2022	18,855	32.73	to	35.75	621,371	0.50%	to	1.25%		0.00%		(27.04)%	to	(27.59)%
	2021	30,065	44.86	to	49.36	1,361,174	0.50%	to	1.25%	0.00%	to	0.00%	10.00%	to	10.83%
	2020	29,292	40.47	to	44.87	1,210,785	0.50%	to	1.25%	0.00%	to	0.00%	42.41%	to	43.49%
	2019	31,021	28.21	to	31.51	893,525	0.50%	to	1.25%	0.00%	to	0.00%	32.69%	to	33.68%
	2018	30,626	21.10	to	23.75	659,954	0.50%	to	1.25%	0.00%	to	0.00%	(6.51)%	to	(5.80)%

Goldman Sachs Focused International Equity Fund
	2022	1,657	12.63	to	14.11	22,769	0.50%	to	1.25%		0.78%		(18.10)%	to	(18.71)%
	2021	1,684	15.42	to	17.36	27,238	0.50%	to	1.25%	1.33%	to	1.92%	14.85%	to	15.72%
	2020	1,303	13.33	to	15.11	18,180	0.50%	to	1.25%	0.00%	to	0.00%	21.36%	to	30.99%
	2019	1,049	10.17	to	12.45	11,777	1.05%	to	1.25%	0.00%	to	2.01%	22.05%	to	26.09%
	2018	1,900	8.34	to	9.88	16,483	0.75%	to	1.25%	0.74%	to	1.97%	(15.89)%	to	(15.47)%

Goldman Sachs Mid Cap Value Fund
	2022	75,702	32.25	to	42.27	3,301,664	0.00%	to	1.25%		0.48%		(32.68)%	to	(70.74)%
	2021	85,730	47.90	to	144.46	4,518,668	0.00%	to	1.25%	0.00%	to	0.00%	28.83%	to	30.45%
	2020	92,403	37.18	to	110.74	4,024,248	0.00%	to	1.25%	0.41%	to	0.44%	7.01%	to	8.36%
	2019	107,064	34.75	to	102.20	4,357,260	0.00%	to	1.25%	0.63%	to	0.68%	29.90%	to	31.53%
	2018	113,636	26.75	to	77.70	3,536,088	0.00%	to	1.25%	0.44%	to	0.46%	(11.95)%	to	(10.84)%

Goldman Sachs Small Cap Value Fund
	2022	179,847	25.83	to	26.79	4,693,394	0.00%	to	1.25%		0.43%		(16.07)%	to	(20.77)%
	2021	191,497	30.78	to	33.81	5,887,461	0.00%	to	1.25%	0.00%	to	0.00%	24.72%	to	26.29%
	2020	212,859	24.68	to	24.96	5,183,098	0.00%	to	1.25%	0.21%	to	0.24%	0.39%	to	1.65%
	2019	234,040	24.55	to	24.58	5,613,643	0.00%	to	1.25%	0.49%	to	0.54%	21.18%	to	22.70%
	2018	274,381	20.01	to	20.29	5,409,781	0.00%	to	1.25%	0.03%	to	0.03%	(15.43)%	to	(14.35)%

Goldman Sachs Strategic Growth Fund
	2022	3,660	32.55	to	33.71	128,027	0.50%	to	1.25%		0.00%		(33.01)%	to	(39.44)%
	2021	3,157	48.58	to	55.66	169,171	0.50%	to	1.25%	0.00%	to	0.00%	20.00%	to	20.91%
	2020	2,841	40.18	to	42.24	126,854	0.50%	to	1.25%	0.00%	to	0.00%	39.43%	to	40.48%
	2019	1,940	28.60	to	30.30	61,251	0.50%	to	1.25%	0.00%	to	0.00%	33.40%	to	34.41%
	2018	854	21.28	to	22.71	19,572	0.50%	to	1.25%	0.00%	to	0.00%	(2.87)%	to	(2.13)%

Goldman Sachs High Yield Fund
	2022	30,850	17.54	to	22.33	569,837	0.00%	to	1.25%		5.26%		(13.77)%	to	(12.69)%
	2021	31,498	20.34	to	25.57	676,386	0.00%	to	1.25%	0.00%	to	0.00%	2.37%	to	3.65%
	2020	30,955	19.87	to	24.67	621,486	0.00%	to	1.25%	5.49%	to	5.81%	4.00%	to	5.31%
	2019	126,891	19.11	to	23.42	2,829,013	0.00%	to	1.25%	5.49%	to	5.50%	13.63%	to	15.06%
	2018	153,974	16.81	to	20.36	2,971,196	0.00%	to	1.25%	5.17%	to	5.17%	(5.08)%	to	(3.88)%

Goldman Sachs Large Cap Value Fund
	2022	18,344	18.19	to	20.94	357,194	0.35%	to	1.25%		0.98%		(7.73)%	to	(4.83)%
	2021	19,106	19.72	to	22.01	408,006	0.50%	to	1.25%	0.00%	to	0.74%	22.08%	to	23.00%
	2020	23,086	16.15	to	17.89	401,387	0.50%	to	1.25%	0.61%	to	1.33%	2.70%	to	3.48%
	2019	27,981	15.72	to	17.29	463,629	0.50%	to	1.25%	1.26%	to	1.35%	24.01%	to	24.94%
	2018	26,828	12.68	to	13.84	357,875	0.50%	to	1.25%	1.00%	to	1.09%	(10.00)%	to	(9.32)%

Goldman Sachs Small/Mid Cap Growth Fund
	2022	3,168	63.46	to	70.39	203,765	0.50%	to	1.25%		0.00%		(29.56)%	to	(29.03)%
	2021	3,117	90.08	to	99.17	284,606	0.00%	to	1.25%	0.00%	to	0.00%	6.40%	to	7.74%
	2020	3,064	84.67	to	98.15	262,729	0.00%	to	1.25%	0.00%	to	0.00%	50.61%	to	60.97%
	2019	3,508	56.22	to	60.97	199,210	0.50%	to	1.25%	0.00%	to	0.00%	30.45%	to	35.99%
	2018	10,313	41.34	to	46.74	462,183	0.00%	to	1.25%	0.00%	to	0.00%	(6.99)%	to	(5.81)%

Goldman Sachs Satellite Strategies Portfolio
	2022	167	12.22	to	12.22	2,037	0.85%	to	0.85%		3.49%		(15.91)%	to	(15.91)%
	2021	155	14.53	to	14.53	2,250	0.85%	to	0.85%	3.51%	to	3.51%	7.28%	to	7.28%
	2020	143	13.54	to	13.54	1,931	0.85%	to	0.85%	1.96%	to	1.96%	2.54%	to	2.54%
	2019	128	13.21	to	13.21	1,691	0.85%	to	0.85%	3.52%	to	3.52%	17.38%	to	17.38%
	2018	114	11.25	to	11.25	1,280	0.85%	to	0.85%	2.56%	to	2.56%	(11.16)%	to	(11.16)%

Hartford Balanced HLS Fund
	2022	244,609	22.47	to	23.11	6,234,423	0.00%	to	1.25%		1.74%		(17.08)%	to	(33.30)%
	2021	267,704	27.10	to	34.64	7,960,699	0.00%	to	1.25%	0.00%	to	0.00%	12.39%	to	17.89%
	2020	286,237	22.98	to	31.56	7,182,879	0.00%	to	1.25%	0.78%	to	1.56%	4.26%	to	9.97%
	2019	324,417	20.90	to	30.27	7,322,170	0.00%	to	1.25%	1.79%	to	1.97%	10.19%	to	20.95%
	2018	354,235	17.28	to	27.47	6,560,732	0.00%	to	1.25%	1.55%	to	2.02%	(11.44)%	to	(6.68)%

Hartford Total Return Bond HLS Fund
	2022	659,927	12.55	to	16.31	9,407,153	0.00%	to	1.25%		2.97%		11.14%	to	(34.16)%
	2021	724,086	11.29	to	24.76	12,233,044	0.00%	to	1.25%	0.00%	to	2.43%	(5.76)%	to	(2.41)%
	2020	766,982	11.98	to	15.85	13,189,173	0.00%	to	1.25%	3.63%	to	3.80%	4.72%	to	7.36%
	2019	840,342	11.44	to	14.76	13,250,123	0.00%	to	1.25%	3.72%	to	3.95%	6.42%	to	8.95%
	2018	949,387	10.75	to	13.55	13,502,835	0.00%	to	1.25%	3.36%	to	3.94%	(5.04)%	to	(2.15)%

Hartford Capital Appreciation HLS Fund
	2022	309,751	47.22	to	76.62	14,239,629	0.00%	to	1.25%		0.88%		(16.35)%	to	(15.30)%
	2021	376,496	56.45	to	90.46	20,631,853	0.00%	to	1.25%	0.00%	to	0.34%	13.34%	to	14.76%
	2020	458,193	49.81	to	78.83	21,389,501	0.00%	to	1.25%	0.00%	to	0.93%	20.40%	to	21.91%
	2019	582,211	41.37	to	64.66	24,516,405	0.00%	to	1.25%	1.15%	to	1.21%	29.65%	to	31.28%
	2018	641,534	31.91	to	49.25	20,759,778	0.00%	to	1.25%	0.89%	to	0.91%	(8.12)%	to	(6.96)%

Hartford Dividend and Growth HLS Fund
	2022	1,181,456	14.67	to	44.95	22,707,163	0.00%	to	1.25%		1.58%		(8.93)%	to	(21.09)%
	2021	1,370,726	16.11	to	56.96	29,022,384	0.00%	to	1.25%	0.00%	to	0.00%	(27.42)%	to	71.31%
	2020	1,612,271	22.19	to	29.17	25,706,912	0.00%	to	1.25%	1.65%	to	2.00%	6.11%	to	95.99%
	2019	1,815,220	11.32	to	27.49	26,234,555	0.00%	to	1.25%	1.65%	to	1.84%	26.71%	to	28.60%
	2018	2,140,727	8.80	to	21.70	23,859,566	0.00%	to	1.25%	1.61%	to	1.85%	(6.74)%	to	(5.32)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

The Hartford Healthcare HLS Fund
	2022	78,557	46.91	to	50.04	3,640,085	0.00%	to	1.25%		0.00%		(35.43)%	to	(50.40)%
	2021	88,631	72.65	to	100.87	4,509,477	0.00%	to	1.25%	0.00%	to	0.12%	10.01%	to	46.77%
	2020	102,378	49.50	to	102.04	4,641,075	0.00%	to	1.25%	0.29%	to	0.51%	21.26%	to	23.10%
	2019	110,130	40.82	to	82.89	4,029,203	0.00%	to	1.25%	0.00%	to	0.00%	32.02%	to	33.95%
	2018	125,752	30.92	to	61.88	3,413,351	0.00%	to	1.25%	0.00%	to	0.10%	(4.17)%	to	(2.67)%

Hartford Global Growth HLS Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	65,698	18.79	to	20.18	1,385,910	0.00%	to	1.25%	0.40%	to	0.40%	30.97%	to	32.61%
	2018	66,444	14.35	to	15.22	1,078,953	0.00%	to	1.25%	0.51%	to	0.51%	(5.01)%	to	(3.81)%

Hartford Disciplined Equity HLS Fund
	2022	534,968	10.85	to	34.80	10,322,458	0.00%	to	1.25%		0.78%		(17.60)%	to	(27.32)%
	2021	609,670	13.17	to	47.87	14,631,300	0.00%	to	1.25%	0.00%	to	0.56%	23.96%	to	95.48%
	2020	625,289	10.62	to	10.67	13,184,357	0.00%	to	1.25%	0.30%	to	0.30%	(63.17)%	to	(63.01)%
	2019	25	28.84	to	28.84	735	0.50%	to	0.50%	1.14%	to	1.14%	33.09%	to	33.09%
	2018	4	21.67	to	21.67	93	0.50%	to	0.50%	0.87%	to	0.87%	(4.69)%	to	(4.69)%

Hartford Growth Opportunities HLS Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	248,765	35.43	to	37.83	7,847,961	0.00%	to	1.25%	0.00%	to	0.00%	4.85%	to	29.06%
	2018	278,526	29.31	to	33.79	6,767,411	0.00%	to	1.25%	0.00%	to	0.00%	(12.05)%	to	(0.73)%

Hartford International Opportunities HLS Fund
	2022	59,665	16.19	to	18.16	1,046,038	0.35%	to	1.25%		1.61%		(27.19)%	to	(23.27)%
	2021	53,469	22.24	to	23.67	1,162,627	0.35%	to	1.25%	0.00%	to	1.03%	7.44%	to	18.23%
	2020	47,501	18.81	to	20.72	981,302	0.35%	to	1.25%	1.97%	to	2.09%	18.95%	to	20.03%
	2019	49,650	15.81	to	17.26	860,347	0.35%	to	1.25%	1.86%	to	1.94%	24.86%	to	25.98%
	2018	60,238	12.66	to	13.70	824,928	0.35%	to	1.25%	1.88%	to	1.92%	(19.76)%	to	(19.03)%

Hartford MidCap HLS Fund
	2022	128,103	52.45	to	65.35	7,888,662	0.00%	to	1.25%		0.90%		(25.24)%	to	(24.30)%
	2021	165,128	70.16	to	86.33	13,565,873	0.00%	to	1.25%	0.00%	to	0.00%	8.54%	to	9.91%
	2020	217,527	64.64	to	78.55	15,543,870	0.00%	to	1.25%	0.05%	to	0.05%	23.55%	to	25.10%
	2019	282,568	52.32	to	62.79	16,456,246	0.00%	to	1.25%	0.17%	to	0.18%	31.21%	to	32.87%
	2018	338,763	39.87	to	47.26	14,978,744	0.00%	to	1.25%	0.02%	to	0.03%	(8.60)%	to	(7.44)%

Hartford Ultrashort Bond HLS Fund
	2022	316,168	9.38	to	13.54	2,595,201	0.00%	to	1.25%		0.13%		(6.42)%	to	(0.17)%
	2021	411,565	10.02	to	13.56	3,698,364	0.00%	to	1.25%	0.00%	to	0.53%	(19.05)%	to	3.23%
	2020	430,027	9.71	to	13.59	4,037,427	0.00%	to	1.25%	2.09%	to	3.11%	0.01%	to	1.44%
	2019	361,757	9.71	to	13.39	3,602,850	0.00%	to	1.25%	1.43%	to	1.54%	1.27%	to	2.81%
	2018	366,274	9.59	to	13.03	3,597,812	0.00%	to	1.25%	0.82%	to	1.13%	0.01%	to	1.57%

Hartford Small Company HLS Fund
	2022	254,853	8.61	to	43.90	3,314,015	0.00%	to	1.25%		0.00%		(75.03)%	to	(39.46)%
	2021	288,946	34.47	to	72.52	5,401,903	0.00%	to	1.25%	0.00%	to	0.00%	(46.28)%	to	236.42%
	2020	351,776	12.27	to	64.17	6,282,544	0.00%	to	1.25%	0.00%	to	0.00%	53.59%	to	55.52%
	2019	463,855	7.89	to	41.78	5,142,763	0.00%	to	1.25%	0.00%	to	0.00%	35.30%	to	37.00%
	2018	536,008	5.76	to	30.88	4,465,952	0.00%	to	1.25%	0.00%	to	0.00%	(5.43)%	to	(4.23)%

Hartford Small Cap Growth HLS Fund
	2022	17,420	21.71	to	29.53	537,686	0.00%	to	1.25%		0.00%		(40.68)%	to	(38.50)%
	2021	20,302	36.60	to	48.01	882,419	0.00%	to	1.25%	0.00%	to	0.00%	(4.06)%	to	2.73%
	2020	17,955	38.15	to	40.23	761,127	0.00%	to	1.25%	0.00%	to	0.00%	28.36%	to	31.54%
	2019	18,875	29.72	to	30.58	609,765	0.00%	to	1.25%	0.00%	to	0.00%	11.06%	to	34.13%
	2018	21,197	22.80	to	26.76	509,961	0.00%	to	1.25%	0.00%	to	0.00%	(16.71)%	to	(12.80)%

Hartford Stock HLS Fund
	2022	122,825	33.49	to	45.08	4,804,154	0.35%	to	1.25%		1.56%		(16.04)%	to	(40.93)%
	2021	134,009	39.88	to	76.33	5,599,561	0.35%	to	1.25%	0.00%	to	1.21%	24.54%	to	37.04%
	2020	150,395	29.10	to	38.29	5,054,224	0.35%	to	1.25%	1.49%	to	1.54%	10.40%	to	11.69%
	2019	168,968	26.36	to	34.29	5,092,467	0.35%	to	1.25%	0.00%	to	0.16%	(31.41)%	to	29.26%
	2018	180,209	20.39	to	49.99	4,162,652	0.00%	to	1.25%	1.56%	to	1.61%	(1.63)%	to	(0.14)%

Hartford U.S. Government Securities HLS Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	54,836	10.98	to	11.28	630,800	0.35%	to	1.25%	2.47%	to	2.75%	3.91%	to	4.85%
	2018	59,501	10.48	to	10.86	654,018	0.35%	to	1.25%	1.65%	to	2.40%	(0.41)%	to	0.49%

Hartford Value HLS Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	64,663	24.86	to	28.12	1,664,998	0.00%	to	1.25%	1.92%	to	2.06%	26.12%	to	27.71%
	2018	70,399	19.71	to	22.02	1,436,299	0.00%	to	1.25%	1.67%	to	1.70%	(11.30)%	to	(10.18)%

The Hartford Checks and Balances Fund
	2022	8,450	22.36	to	24.62	204,089	0.50%	to	1.25%		1.34%		(14.72)%	to	(14.08)%
	2021	9,957	26.22	to	28.66	275,982	0.50%	to	1.25%	2.40%	to	2.53%	12.86%	to	13.71%
	2020	9,669	23.23	to	25.20	235,616	0.50%	to	1.25%	1.85%	to	2.08%	11.50%	to	12.34%
	2019	16,097	20.84	to	22.43	346,172	0.50%	to	1.25%	2.64%	to	2.68%	20.90%	to	21.81%
	2018	15,870	17.23	to	18.42	280,551	0.50%	to	1.25%	2.86%	to	3.50%	(4.87)%	to	(4.15)%

The Hartford High Yield
	2022	5,843	16.62	to	19.15	111,249	0.35%	to	1.25%		4.39%		(11.64)%	to	(10.84)%
	2021	6,249	18.81	to	21.48	133,734	0.35%	to	1.25%	0.38%	to	3.67%	2.09%	to	5.16%
	2020	5,544	18.43	to	20.43	113,077	0.50%	to	1.25%	4.10%	to	4.38%	(3.81)%	to	6.64%
	2019	4,352	19.16	to	19.16	83,364	0.50%	to	0.50%	4.86%	to	4.86%	14.12%	to	14.12%
	2018	3,247	16.79	to	16.79	54,504	0.50%	to	0.50%	5.04%	to	5.04%	(4.04)%	to	(4.04)%

The Hartford Dividend and Growth Fund
	2022	19,383	28.55	to	32.90	648,063	0.35%	to	1.25%		1.05%		(10.14)%	to	(45.93)%
	2021	25,847	31.77	to	60.85	981,423	0.35%	to	1.25%	0.00%	to	0.95%	29.24%	to	30.41%
	2020	25,456	24.59	to	27.83	755,941	0.35%	to	1.25%	1.37%	to	1.70%	6.30%	to	7.26%
	2019	32,565	23.13	to	25.94	881,158	0.35%	to	1.25%	1.46%	to	1.46%	26.13%	to	27.27%
	2018	33,877	18.34	to	20.38	710,585	0.35%	to	1.25%	0.82%	to	1.42%	(6.74)%	to	(5.89)%

The Hartford International Opportunities Fund
	2022	18,492	14.20	to	15.98	288,041	0.50%	to	1.25%		0.49%		(19.26)%	to	(27.24)%
	2021	19,012	17.58	to	21.96	362,630	0.50%	to	1.25%	0.00%	to	1.23%	5.95%	to	6.75%
	2020	17,398	16.60	to	18.40	302,444	0.50%	to	1.25%	0.27%	to	0.43%	18.80%	to	19.69%
	2019	27,822	13.97	to	15.37	414,342	0.50%	to	1.25%	0.17%	to	1.25%	24.06%	to	25.00%
	2018	35,625	11.26	to	12.30	422,399	0.50%	to	1.25%	0.98%	to	1.03%	(19.95)%	to	(19.34)%

The Hartford MidCap Fund
	2022	12,722	30.65	to	33.76	404,180	0.50%	to	1.25%		0.00%		(25.33)%	to	(24.77)%
	2021	20,142	41.05	to	44.87	852,461	0.50%	to	1.25%	0.00%	to	0.22%	8.15%	to	8.97%
	2020	22,960	37.96	to	41.18	892,906	0.50%	to	1.25%	0.00%	to	0.00%	23.03%	to	23.96%
	2019	27,319	30.85	to	33.22	856,738	0.50%	to	1.25%	0.00%	to	0.00%	30.59%	to	31.57%
	2018	29,894	23.63	to	25.25	717,336	0.50%	to	1.25%	0.00%	to	0.00%	(8.81)%	to	(8.12)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

The Hartford Small Company Fund
	2022	10,202	22.54	to	27.45	294,549	0.00%	to	1.25%		0.00%		(32.21)%	to	(62.97)%
	2021	9,211	33.25	to	74.11	398,779	0.00%	to	1.25%	0.00%	to	0.00%	(0.25)%	to	1.01%
	2020	9,166	33.33	to	39.59	409,208	0.00%	to	1.25%	0.00%	to	0.00%	51.96%	to	64.01%
	2019	11,266	21.93	to	24.14	326,264	0.50%	to	1.25%	0.00%	to	0.00%	28.13%	to	34.88%
	2018	16,772	16.26	to	18.84	344,346	0.00%	to	1.25%	0.00%	to	0.00%	(5.48)%	to	(4.28)%

The Hartford Total Return Bond Fund
	2022	6,802	12.70	to	14.28	87,226	0.50%	to	1.25%		2.31%		(15.14)%	to	(14.50)%
	2021	36,040	14.97	to	16.70	577,252	0.35%	to	1.25%	0.00%	to	1.30%	(1.59)%	to	1.61%
	2020	28,416	14.73	to	16.67	463,161	0.35%	to	1.25%	2.14%	to	2.34%	7.55%	to	8.52%
	2019	35,108	13.70	to	15.36	527,645	0.35%	to	1.25%	2.82%	to	2.82%	8.51%	to	9.50%
	2018	36,383	12.62	to	14.03	498,599	0.35%	to	1.25%	3.10%	to	3.25%	(2.67)%	to	(1.79)%

The Hartford Healthcare Fund
	2022	5,725	38.88	to	68.34	290,983	0.75%	to	1.25%		0.00%		(12.85)%	to	(12.41)%
	2021	8,141	44.62	to	78.02	440,830	0.35%	to	1.25%	0.00%	to	0.00%	8.55%	to	9.53%
	2020	13,800	41.10	to	46.52	636,339	0.35%	to	1.25%	0.00%	to	0.00%	21.01%	to	22.11%
	2019	8,885	33.96	to	38.10	368,736	0.35%	to	1.25%	0.00%	to	0.00%	31.58%	to	32.77%
	2018	8,512	25.81	to	28.69	261,446	0.35%	to	1.25%	0.00%	to	0.00%	(4.23)%	to	(3.36)%

The Hartford Growth Opportunities Fund
	2022	5,857	30.14	to	33.92	214,983	0.50%	to	1.25%		0.00%		(37.84)%	to	(64.77)%
	2021	6,370	48.49	to	96.30	363,612	0.50%	to	1.25%	0.00%	to	0.00%	6.01%	to	6.81%
	2020	5,444	45.74	to	50.71	290,812	0.50%	to	1.25%	0.00%	to	0.00%	59.35%	to	60.55%
	2019	12,370	28.70	to	31.59	377,630	0.50%	to	1.25%	0.00%	to	0.00%	28.33%	to	29.30%
	2018	10,257	22.37	to	24.43	244,576	0.50%	to	1.25%	0.00%	to	0.00%	(1.45)%	to	(0.71)%

Hartford Quality Value Fund
	2022	139	23.93	to	23.93	3,338	0.50%	to	0.50%		1.37%		5.39%	to	(5.65)%
	2021	140	22.71	to	25.36	3,552	0.50%	to	1.25%	1.52%	to	5.36%	13.59%	to	26.88%
	2020	140	19.99	to	19.99	2,790	0.50%	to	0.50%	2.30%	to	2.30%	1.72%	to	1.72%
	2019	140	19.65	to	19.65	2,743	0.50%	to	0.50%	2.42%	to	2.42%	28.72%	to	28.72%
	2018	140	15.27	to	15.27	2,132	0.50%	to	0.50%	1.37%	to	1.37%	(9.64)%	to	(9.64)%

Hartford Moderate Allocation Fund
	2022	117,013	14.45	to	16.65	1,890,760	0.35%	to	1.25%		1.97%		(16.12)%	to	(42.26)%
	2021	124,809	17.23	to	28.84	2,386,494	0.35%	to	1.25%	0.00%	to	2.09%	8.22%	to	13.40%
	2020	129,717	15.92	to	17.65	2,272,535	0.50%	to	1.25%	1.30%	to	1.61%	9.71%	to	10.53%
	2019	144,884	14.51	to	15.97	2,332,520	0.50%	to	1.25%	1.71%	to	1.77%	16.59%	to	17.47%
	2018	144,105	12.45	to	13.59	1,984,555	0.50%	to	1.25%	1.59%	to	2.90%	(7.15)%	to	(6.44)%

The Hartford Conservative Allocation Fund
	2022	26,053	12.74	to	14.67	367,912	0.35%	to	1.25%		1.80%		(12.15)%	to	(28.91)%
	2021	31,797	14.50	to	20.63	535,267	0.35%	to	1.25%	1.69%	to	1.96%	3.96%	to	9.74%
	2020	51,803	13.95	to	15.47	938,228	0.50%	to	1.25%	1.61%	to	1.66%	7.34%	to	8.15%
	2019	48,261	13.00	to	14.30	809,412	0.50%	to	1.25%	0.27%	to	2.36%	12.26%	to	13.11%
	2018	54,468	11.58	to	12.64	801,765	0.50%	to	1.25%	1.04%	to	3.19%	(4.85)%	to	(4.13)%

The Hartford Capital Appreciation Fund
	2022	240,535	23.34	to	26.87	6,219,638	0.35%	to	1.25%		0.42%		(18.56)%	to	(57.58)%
	2021	264,648	28.66	to	63.34	8,328,910	0.35%	to	1.25%	0.00%	to	0.00%	13.70%	to	15.05%
	2020	298,794	25.21	to	28.47	8,254,514	0.35%	to	1.25%	0.22%	to	0.55%	14.81%	to	19.23%
	2019	323,685	21.14	to	24.80	7,391,614	0.00%	to	1.25%	0.24%	to	0.25%	28.78%	to	30.40%
	2018	349,741	16.42	to	19.02	6,145,150	0.00%	to	1.25%	0.14%	to	0.14%	(6.09)%	to	(4.90)%

The Hartford Global Capital Appreciation Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—

The Hartford Growth Allocation Fund
	2022	141,656	17.19	to	19.79	2,612,094	0.35%	to	1.25%		2.05%		(16.26)%	to	(46.63)%
	2021	152,229	20.53	to	37.09	3,384,125	0.35%	to	1.25%	0.00%	to	2.26%	12.18%	to	16.65%
	2020	147,648	18.30	to	20.29	2,903,120	0.50%	to	1.25%	1.25%	to	1.65%	11.61%	to	12.45%
	2019	158,005	16.40	to	18.05	2,778,135	0.50%	to	1.25%	0.79%	to	1.51%	20.42%	to	21.33%
	2018	155,610	13.62	to	14.87	2,251,441	0.50%	to	1.25%	0.77%	to	1.01%	(8.56)%	to	(7.86)%

The Hartford Inflation Plus Fund
	2022	31,636	12.34	to	13.69	399,994	0.50%	to	1.25%		5.50%		(10.06)%	to	(9.38)%
	2021	35,807	13.72	to	15.10	505,920	0.00%	to	1.25%	0.00%	to	0.00%	3.45%	to	4.75%
	2020	32,730	13.26	to	15.37	447,766	0.00%	to	1.25%	0.00%	to	1.36%	7.81%	to	15.24%
	2019	36,252	12.30	to	13.34	458,046	0.50%	to	1.25%	0.00%	to	1.53%	1.02%	to	5.32%
	2018	40,645	11.68	to	13.20	492,011	0.00%	to	1.25%	3.69%	to	3.85%	(2.59)%	to	(1.36)%

The Hartford Equity Income Fund
	2022	15,027	33.92	to	38.07	530,428	0.35%	to	1.25%		1.76%		(2.00)%	to	(1.12)%
	2021	19,382	34.61	to	38.50	704,923	0.35%	to	1.25%	0.00%	to	1.42%	23.53%	to	24.64%
	2020	21,215	28.02	to	30.89	621,327	0.35%	to	1.25%	1.83%	to	1.86%	2.99%	to	3.92%
	2019	18,536	27.21	to	29.73	524,818	0.35%	to	1.25%	1.71%	to	1.72%	24.28%	to	25.41%
	2018	22,601	21.89	to	23.70	516,949	0.35%	to	1.25%	1.80%	to	1.82%	(9.18)%	to	(8.36)%

The Hartford Balanced Income Fund
	2022	10,581	18.67	to	20.78	206,191	0.35%	to	1.25%		2.43%		(10.23)%	to	(7.93)%
	2021	20,265	20.80	to	22.57	436,741	0.15%	to	1.25%	0.00%	to	1.59%	8.45%	to	13.51%
	2020	25,236	19.18	to	20.66	496,694	0.50%	to	1.25%	2.14%	to	2.23%	6.07%	to	6.87%
	2019	23,098	18.08	to	19.33	425,309	0.50%	to	1.25%	1.96%	to	2.59%	17.47%	to	18.36%
	2018	39,809	15.39	to	16.33	632,665	0.50%	to	1.25%	2.79%	to	3.99%	(6.61)%	to	(6.35)%

The Hartford International Small Company Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	2,415	11.61	to	12.32	28,461	0.50%	to	1.25%	0.51%	to	0.72%	(27.35)%	to	(26.80)%

The Hartford MidCap Value Fund
	2022	2,913	21.96	to	24.01	68,682	0.50%	to	1.25%		0.21%		(9.27)%	to	(8.58)%
	2021	2,423	24.20	to	26.26	60,689	0.50%	to	1.25%	0.00%	to	0.00%	26.38%	to	27.33%
	2020	1,958	19.15	to	20.62	38,860	0.50%	to	1.25%	0.25%	to	0.27%	(1.04)%	to	(0.29)%
	2019	8,749	19.35	to	20.68	174,527	0.50%	to	1.25%	0.38%	to	0.61%	28.76%	to	35.48%
	2018	6,393	15.03	to	15.27	96,397	1.05%	to	1.25%	0.20%	to	0.27%	(15.85)%	to	(15.68)%

Hotchkis and Wiley Large Cap Value Fund
	2022	18,056	27.46	to	28.48	545,884	0.00%	to	1.25%		0.91%		(6.67)%	to	(17.42)%
	2021	18,926	29.42	to	34.48	607,315	0.00%	to	1.25%	0.00%	to	0.74%	26.94%	to	28.54%
	2020	20,591	23.18	to	23.44	515,584	0.00%	to	1.25%	1.79%	to	1.80%	(1.77)%	to	(0.53)%
	2019	24,324	23.57	to	23.59	617,869	0.00%	to	1.25%	0.00%	to	1.30%	27.13%	to	28.73%
	2018	30,411	18.31	to	18.56	604,219	0.00%	to	1.25%	1.50%	to	1.51%	(15.54)%	to	(14.47)%

Invesco V.I. Technology Fund
	2022	354	30.37	to	30.37	10,753	0.70%	to	0.70%		0.00%		(40.37)%	to	(40.37)%
	2021	1,219	50.93	to	50.93	62,081	0.00%	to	0.70%	0.00%	to	0.00%	13.61%	to	14.41%
	2020	14,261	44.83	to	53.86	640,414	0.00%	to	0.70%	0.00%	to	0.00%	45.10%	to	46.11%
	2019	17,482	30.89	to	36.86	540,858	0.00%	to	0.70%	0.00%	to	0.00%	34.93%	to	35.88%
	2018	19,846	22.90	to	27.13	454,934	0.00%	to	0.70%	0.00%	to	0.00%	(1.15)%	to	(0.45)%

Invesco Technology Fund
	2022	36,848	23.20	to	28.19	851,066	0.35%	to	1.25%		0.00%		(40.70)%	to	(40.16)%
	2021	38,358	39.13	to	47.12	1,526,428	0.35%	to	1.25%	0.00%	to	0.00%	12.85%	to	13.87%
	2020	42,772	34.67	to	41.38	1,534,050	0.35%	to	1.25%	0.00%	to	0.00%	44.25%	to	45.56%
	2019	37,304	24.03	to	28.43	914,821	0.35%	to	1.25%	0.00%	to	0.00%	33.92%	to	35.13%
	2018	36,930	17.95	to	21.04	688,069	0.35%	to	1.25%	0.00%	to	0.00%	(1.91)%	to	(1.02)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Delaware Ivy Natural Resources Fund
	2022	169,341	7.76	to	9.00	1,259,381	0.00%	to	1.25%		2.28%		17.76%	to	5.93%
	2021	154,750	6.59	to	8.50	1,024,318	0.00%	to	1.25%	0.00%	to	2.72%	24.99%	to	26.56%
	2020	148,771	5.20	to	6.19	790,117	0.00%	to	1.25%	0.54%	to	0.61%	(13.18)%	to	(12.08)%
	2019	156,362	5.92	to	7.13	959,055	0.00%	to	1.25%	2.17%	to	2.31%	8.29%	to	9.65%
	2018	171,242	5.40	to	6.59	973,056	0.00%	to	1.25%	0.22%	to	0.23%	(24.52)%	to	(23.57)%

Delaware Ivy Large Cap Growth Fund
	2022	15,212	37.72	to	41.76	602,991	0.35%	to	1.25%		0.00%		(27.28)%	to	(32.28)%
	2021	16,044	51.88	to	61.66	885,563	0.35%	to	1.25%	0.00%	to	0.00%	24.99%	to	26.56%
	2020	17,253	39.99	to	45.07	734,817	0.35%	to	1.25%	0.00%	to	0.00%	29.06%	to	30.23%
	2019	20,244	30.70	to	34.92	670,364	0.35%	to	1.25%	0.00%	to	0.00%	34.77%	to	35.99%
	2018	27,465	22.58	to	25.91	662,605	0.35%	to	1.25%	0.00%	to	0.00%	0.86%	to	1.78%

Delaware Ivy Science and Technology Fund
	2022	32,348	40.84	to	45.93	1,395,365	0.50%	to	1.25%		0.00%		(33.25)%	to	(32.74)%
	2021	36,211	61.18	to	68.28	2,329,550	0.15%	to	1.25%	0.00%	to	0.00%	9.00%	to	14.00%
	2020	39,550	53.67	to	59.45	2,219,092	0.50%	to	1.25%	0.00%	to	0.00%	34.37%	to	35.38%
	2019	40,534	39.94	to	43.91	1,687,510	0.50%	to	1.25%	0.00%	to	0.00%	48.35%	to	49.47%
	2018	39,328	26.92	to	29.38	1,101,652	0.50%	to	1.25%	0.00%	to	0.00%	(6.29)%	to	(5.58)%

Delaware Ivy Asset Strategy Fund
	2022	26,835	19.72	to	21.88	530,474	0.50%	to	1.25%		1.08%		(14.50)%	to	(13.86)%
	2021	27,154	23.07	to	25.39	627,769	0.50%	to	1.25%	0.00%	to	2.14%	12.38%	to	13.23%
	2020	18,572	20.52	to	22.43	382,419	0.50%	to	1.25%	1.85%	to	1.91%	12.06%	to	12.90%
	2019	19,346	18.32	to	19.86	356,319	0.50%	to	1.25%	2.14%	to	2.24%	20.21%	to	21.11%
	2018	28,590	15.24	to	16.40	444,629	0.50%	to	1.25%	1.13%	to	1.53%	(6.63)%	to	(5.92)%

Janus Henderson Forty Portfolio
	2022	57,680	46.39	to	46.39	2,676,065	0.70%	to	0.70%		0.19%		(34.02)%	to	(34.02)%
	2021	62,415	70.30	to	70.30	4,387,600	0.00%	to	0.70%	0.00%	to	0.00%	22.04%	to	26.16%
	2020	68,512	55.72	to	57.60	3,946,204	0.00%	to	0.70%	0.27%	to	0.27%	38.43%	to	39.40%
	2019	69,594	39.97	to	41.61	2,895,723	0.00%	to	0.70%	0.15%	to	0.15%	36.20%	to	37.16%
	2018	80,383	29.14	to	30.55	2,455,623	0.00%	to	0.70%	0.00%	to	0.00%	1.27%	to	1.98%

Janus Henderson Global Research Portfolio
	2022	10,919	23.85	to	23.85	267,482	0.70%	to	0.70%		1.05%		(19.97)%	to	(19.97)%
	2021	11,870	29.80	to	29.80	353,780	0.00%	to	0.70%	0.32%	to	0.52%	17.27%	to	18.09%
	2020	12,360	25.42	to	29.94	314,918	0.00%	to	0.70%	0.73%	to	0.74%	19.22%	to	20.06%
	2019	13,719	21.32	to	24.94	293,093	0.00%	to	0.70%	0.99%	to	1.01%	28.14%	to	29.04%
	2018	15,065	16.64	to	19.32	251,088	0.00%	to	0.70%	1.11%	to	1.14%	(7.52)%	to	(6.87)%

Janus Henderson Enterprise Portfolio
	2022	934	48.71	to	48.71	45,493	0.70%	to	0.70%		0.22%		(16.53)%	to	(16.53)%
	2021	1,400	58.35	to	58.35	81,693	0.00%	to	0.70%	0.30%	to	0.39%	16.02%	to	16.83%
	2020	1,949	50.30	to	51.33	98,141	0.00%	to	0.70%	0.07%	to	0.08%	18.64%	to	19.47%
	2019	2,387	42.40	to	42.97	101,251	0.00%	to	0.70%	0.19%	to	0.20%	34.54%	to	35.49%
	2018	3,289	31.51	to	31.71	103,666	0.00%	to	0.70%	0.17%	to	0.24%	(1.11)%	to	(0.41)%

Janus Henderson Balanced Portfolio
	2022	4,655	30.67	to	30.67	142,768	0.70%	to	0.70%		1.12%		(16.98)%	to	(16.98)%
	2021	7,351	36.95	to	36.95	271,605	0.70%	to	0.70%	0.89%	to	0.89%	16.38%	to	16.38%
	2020	7,976	31.75	to	31.75	253,223	0.70%	to	0.70%	1.78%	to	1.78%	13.51%	to	13.51%
	2019	16,884	27.97	to	27.97	472,223	0.70%	to	0.70%	1.90%	to	1.90%	21.73%	to	21.73%
	2018	17,951	22.98	to	22.98	412,426	0.70%	to	0.70%	2.12%	to	2.12%	(0.02)%	to	(0.02)%

Janus Henderson Overseas Portfolio
	2022	8,694	16.51	to	16.51	143,517	0.70%	to	0.70%		1.78%		13.28%	to	(9.24)%
	2021	8,838	14.57	to	18.19	160,725	0.00%	to	0.70%	0.00%	to	0.66%	12.79%	to	13.58%
	2020	12,981	12.83	to	16.13	208,155	0.00%	to	0.70%	1.33%	to	1.38%	15.49%	to	16.30%
	2019	15,456	11.03	to	13.96	214,777	0.00%	to	0.70%	1.93%	to	1.93%	26.13%	to	27.02%
	2018	16,409	8.68	to	11.07	180,803	0.00%	to	0.70%	1.50%	to	1.76%	(15.54)%	to	(14.94)%

Janus Henderson Flexible Bond Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	3,464	14.43	to	15.85	54,894	0.50%	to	1.25%	0.00%	to	1.60%	(10.50)%	to	(1.72)%
	2020	2,957	16.12	to	16.12	47,678	0.50%	to	0.50%	2.14%	to	2.14%	9.86%	to	9.86%
	2019	2,357	14.68	to	14.68	34,600	0.50%	to	0.50%	1.03%	to	2.65%	8.57%	to	16.58%
	2018	2,249	12.59	to	13.52	29,976	0.50%	to	1.25%	2.72%	to	2.73%	(2.54)%	to	(1.81)%

Janus Henderson Forty Fund
	2022	141,440	50.85	to	66.01	6,406,285	0.00%	to	1.25%		0.00%		(34.63)%	to	(33.81)%
	2021	156,106	77.79	to	99.72	10,658,714	0.00%	to	1.25%	0.00%	to	0.00%	20.96%	to	22.48%
	2020	170,857	64.31	to	81.42	9,630,116	0.00%	to	1.25%	0.00%	to	0.00%	36.88%	to	38.60%
	2019	175,411	46.99	to	58.75	7,142,366	0.00%	to	1.25%	0.00%	to	0.00%	34.61%	to	36.30%
	2018	186,660	34.91	to	43.10	5,570,942	0.00%	to	1.25%	0.00%	to	0.00%	(0.22)%	to	1.04%

Janus Henderson Balanced Fund
	2022	88,816	25.80	to	30.54	2,513,681	0.00%	to	1.25%		0.66%		(17.92)%	to	(16.89)%
	2021	93,579	31.44	to	36.75	3,214,911	0.00%	to	1.25%	0.00%	to	0.36%	15.30%	to	23.65%
	2020	77,716	27.27	to	29.72	2,281,634	0.50%	to	1.25%	1.15%	to	1.15%	12.50%	to	13.35%
	2019	93,210	24.24	to	26.22	2,409,412	0.50%	to	1.25%	1.08%	to	1.60%	15.86%	to	20.58%
	2018	144,037	20.10	to	22.63	3,097,454	0.00%	to	1.25%	1.29%	to	1.38%	(0.99)%	to	0.26%

Janus Henderson Enterprise Fund
	2022	28,099	51.24	to	57.85	1,510,009	0.35%	to	1.25%		0.00%		(17.39)%	to	(16.65)%
	2021	29,351	62.03	to	69.41	1,901,300	0.35%	to	1.25%	0.00%	to	0.00%	15.47%	to	18.54%
	2020	28,536	53.72	to	58.55	1,595,725	0.50%	to	1.25%	0.00%	to	0.00%	18.36%	to	19.25%
	2019	29,024	45.39	to	49.10	1,363,012	0.50%	to	1.25%	0.00%	to	0.00%	(53.81)%	to	33.05%
	2018	38,165	34.12	to	106.30	1,403,572	0.00%	to	1.25%	0.00%	to	0.00%	(7.23)%	to	(2.53)%

Janus Henderson Overseas Fund
	2022	121,816	13.06	to	15.46	1,714,883	0.00%	to	1.25%		1.19%		(10.17)%	to	(9.04)%
	2021	125,179	14.54	to	17.00	1,957,760	0.00%	to	1.25%	0.00%	to	0.67%	11.33%	to	12.73%
	2020	136,390	13.06	to	15.08	1,902,715	0.00%	to	1.25%	0.65%	to	0.69%	14.81%	to	16.25%
	2019	140,182	11.38	to	12.97	1,693,805	0.00%	to	1.25%	0.00%	to	1.37%	25.14%	to	26.71%
	2018	158,980	9.09	to	10.24	1,530,297	0.00%	to	1.25%	0.55%	to	0.58%	(16.65)%	to	(15.60)%

Janus Henderson Global Research Fund
	2022	6,839	17.45	to	28.23	153,702	0.35%	to	1.25%		0.43%		(20.15)%	to	(27.94)%
	2021	8,354	21.85	to	39.17	223,719	0.35%	to	1.25%	0.00%	to	0.00%	16.11%	to	17.16%
	2020	9,250	18.65	to	30.72	210,337	0.35%	to	1.25%	0.00%	to	0.00%	18.23%	to	19.30%
	2019	9,937	15.63	to	25.98	192,336	0.35%	to	1.25%	0.73%	to	0.90%	26.87%	to	28.02%
	2018	11,598	12.21	to	20.48	172,793	0.35%	to	1.25%	0.51%	to	0.52%	(8.39)%	to	(7.55)%

Janus Henderson Mid Cap Value Fund
	2022	34,623	27.96	to	33.10	1,060,213	0.00%	to	1.25%		0.74%		(6.58)%	to	(5.40)%
	2021	37,846	29.93	to	34.99	1,231,729	0.00%	to	1.25%	0.00%	to	0.14%	17.66%	to	19.14%
	2020	45,962	25.44	to	29.37	1,257,423	0.00%	to	1.25%	0.75%	to	0.77%	(2.96)%	to	(1.74)%
	2019	41,771	26.21	to	29.89	1,169,665	0.00%	to	1.25%	0.00%	to	0.66%	28.23%	to	29.85%
	2018	43,187	20.44	to	23.02	939,160	0.00%	to	1.25%	0.42%	to	0.46%	(14.66)%	to	(13.58)%

PGIM Jennison Natural Resources Fund
	2022	1,733	10.72	to	11.39	19,718	0.50%	to	1.05%		1.80%		25.69%	to	23.88%
	2021	2,297	8.53	to	9.19	20,205	0.00%	to	1.25%	0.00%	to	0.96%	25.65%	to	26.12%
	2020	2,272	6.79	to	34.72	15,853	0.00%	to	1.25%	0.00%	to	1.84%	9.79%	to	408.22%
	2019	59,790	6.18	to	6.83	402,187	0.00%	to	1.25%	0.00%	to	0.96%	(75.34)%	to	15.06%
	2018	82,540	5.37	to	27.70	479,224	0.00%	to	1.25%	1.20%	to	2.20%	(28.74)%	to	240.88%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

PGIM Jennison Mid-Cap Growth Fund
	2022	12,837	50.32	to	56.98	684,596	0.35%	to	1.25%		0.00%		(25.01)%	to	(24.34)%
	2021	14,262	67.10	to	75.31	1,010,778	0.35%	to	1.25%	0.00%	to	0.00%	10.00%	to	11.00%
	2020	15,118	61.00	to	67.85	968,272	0.35%	to	1.25%	0.00%	to	0.00%	40.40%	to	41.67%
	2019	15,574	43.45	to	47.89	708,317	0.35%	to	1.25%	0.00%	to	0.00%	35.45%	to	36.68%
	2018	18,105	32.08	to	35.04	608,274	0.35%	to	1.25%	0.00%	to	0.00%	(9.60)%	to	(8.77)%

PGIM Jennison 20/20 Focus Fund *
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	4,269	53.53	to	58.49	237,953	0.50%	to	1.25%	0.06%	to	0.06%	28.71%	to	29.68%
	2019	4,263	41.59	to	45.10	184,370	0.50%	to	1.25%	0.07%	to	0.25%	26.96%	to	27.92%
	2018	6,943	32.75	to	35.26	232,380	0.50%	to	1.25%	0.29%	to	0.30%	(6.32)%	to	(5.61)%

JPMorgan Large Cap Growth Fund
	2022	4,622	34.39	to	35.08	161,894	1.05%	to	1.25%		0.10%		(26.52)%	to	(26.37)%
	2021	4,587	46.80	to	47.65	218,202	1.05%	to	1.25%	0.00%	to	0.00%	16.73%	to	16.96%
	2020	8,738	40.09	to	40.74	355,726	1.05%	to	1.25%	0.00%	to	0.00%	53.69%	to	56.16%
	2019	305	26.09	to	26.09	7,956	1.25%	to	1.25%	0.00%	to	0.00%	35.38%	to	37.01%
	2018	4,877	19.04	to	19.27	93,914	1.05%	to	1.25%	0.00%	to	0.00%	(1.20)%	to	(1.00)%

JPMorgan Core Bond Fund
	2022	113,843	12.12	to	14.40	1,546,818	0.00%	to	1.25%		2.28%		(13.64)%	to	(12.56)%
	2021	108,461	14.03	to	16.47	1,694,965	0.00%	to	1.25%	0.00%	to	1.79%	(2.59)%	to	(1.36)%
	2020	129,727	14.41	to	16.70	2,051,267	0.00%	to	1.25%	2.02%	to	2.11%	6.51%	to	7.85%
	2019	337,619	13.53	to	15.49	5,135,088	0.00%	to	1.25%	2.51%	to	2.57%	6.72%	to	8.06%
	2018	239,908	12.67	to	14.33	3,362,947	0.00%	to	1.25%	2.54%	to	2.59%	(1.30)%	to	(0.06)%

JPMorgan Small Cap Equity Fund
	2022	459	55.69	to	63.07	25,823	0.35%	to	1.25%		0.00%		(17.36)%	to	(16.61)%
	2021	865	67.39	to	75.63	59,658	0.35%	to	1.25%	0.00%	to	0.00%	14.25%	to	15.28%
	2020	874	58.98	to	65.60	52,669	0.35%	to	1.25%	0.01%	to	0.14%	16.68%	to	17.74%
	2019	1,155	50.55	to	55.72	60,028	0.35%	to	1.25%	0.00%	to	0.32%	26.51%	to	27.65%
	2018	1,070	39.96	to	43.65	43,876	0.35%	to	1.25%	0.06%	to	0.09%	(10.37)%	to	(9.56)%

JPMorgan Small Cap Growth Fund
	2022	14,556	63.78	to	70.75	946,548	0.50%	to	1.25%		0.00%		(33.27)%	to	(32.77)%
	2021	15,139	95.58	to	105.23	1,474,679	0.15%	to	1.25%	0.00%	to	0.00%	(7.23)%	to	(2.24)%
	2020	16,064	103.03	to	112.58	1,683,281	0.50%	to	1.25%	0.07%	to	0.08%	57.23%	to	58.41%
	2019	12,428	65.53	to	71.07	828,738	0.50%	to	1.25%	0.00%	to	0.00%	35.40%	to	36.42%
	2018	12,630	48.40	to	52.10	621,139	0.50%	to	1.25%	0.00%	to	0.00%	(6.01)%	to	(5.30)%

JPMorgan Small Cap Value Fund
	2022	7,569	48.31	to	57.41	422,742	0.00%	to	1.25%		0.90%		(14.72)%	to	(13.65)%
	2021	8,060	56.65	to	66.49	523,145	0.00%	to	1.25%	0.00%	to	0.37%	30.67%	to	32.31%
	2020	5,829	43.35	to	50.25	283,963	0.00%	to	1.25%	0.47%	to	0.74%	4.47%	to	5.79%
	2019	8,907	41.49	to	47.50	402,227	0.00%	to	1.25%	0.96%	to	1.06%	17.35%	to	18.82%
	2018	9,077	35.36	to	39.98	345,038	0.00%	to	1.25%	0.71%	to	0.78%	(15.34)%	to	(14.27)%

JPMorgan U.S. Equity Fund
	2022	17,425	37.58	to	44.12	691,003	0.00%	to	1.25%		0.63%		(20.18)%	to	(19.18)%
	2021	22,055	47.08	to	54.59	1,092,689	0.00%	to	1.25%	0.00%	to	0.33%	26.56%	to	28.16%
	2020	19,302	37.20	to	42.60	740,757	0.00%	to	1.25%	0.54%	to	0.54%	24.51%	to	26.08%
	2019	25,938	29.88	to	33.79	798,004	0.00%	to	1.25%	0.33%	to	0.70%	29.97%	to	151.77%
	2018	50,927	13.42	to	22.99	1,245,220	0.00%	to	1.25%	0.68%	to	0.80%	(17.36)%	to	(7.46)%

JPMorgan SmartRetirement 2020 Fund
	2022	141,073	15.01	to	17.41	2,251,740	0.00%	to	1.25%		2.20%		(15.33)%	to	(14.26)%
	2021	184,508	17.72	to	20.31	3,465,972	0.00%	to	1.25%	0.00%	to	2.36%	4.42%	to	5.73%
	2020	287,528	16.97	to	19.21	5,141,854	0.00%	to	1.25%	1.95%	to	2.26%	8.69%	to	10.05%
	2019	342,833	15.62	to	17.45	5,569,203	0.00%	to	1.25%	1.09%	to	2.55%	(0.67)%	to	14.06%
	2018	455,592	13.69	to	17.57	6,550,260	0.00%	to	1.25%	2.61%	to	2.76%	(10.95)%	to	(6.75)%

JPMorgan SmartRetirement 2025 Fund
	2022	388,455	16.18	to	18.77	6,676,106	0.00%	to	1.25%		2.02%		(12.41)%	to	(15.84)%
	2021	444,639	18.47	to	22.30	9,089,059	0.00%	to	1.25%	0.00%	to	0.00%	(10.34)%	to	6.91%
	2020	456,943	18.21	to	20.60	8,660,869	0.00%	to	1.25%	2.03%	to	2.14%	10.09%	to	11.48%
	2019	510,095	16.54	to	18.48	8,713,638	0.00%	to	1.25%	0.86%	to	2.41%	7.07%	to	16.70%
	2018	533,884	14.17	to	17.26	7,819,330	0.00%	to	1.25%	2.42%	to	3.67%	(11.62)%	to	(7.98)%

JPMorgan SmartRetirement 2030 Fund
	2022	320,550	17.17	to	19.91	5,844,782	0.00%	to	1.25%		1.58%		(17.85)%	to	(16.82)%
	2021	409,593	20.90	to	23.94	9,165,826	0.00%	to	1.25%	0.00%	to	2.58%	9.06%	to	10.43%
	2020	427,875	19.16	to	21.68	8,680,424	0.00%	to	1.25%	1.70%	to	1.92%	10.84%	to	12.23%
	2019	442,585	17.29	to	19.32	8,024,200	0.00%	to	1.25%	0.60%	to	2.26%	3.85%	to	18.89%
	2018	535,177	14.54	to	18.60	8,296,328	0.00%	to	1.25%	2.31%	to	2.37%	(12.96)%	to	(8.99)%

JPMorgan SmartRetirement 2035 Fund
	2022	262,100	18.37	to	21.31	5,124,683	0.00%	to	1.25%		1.69%		(18.51)%	to	(17.48)%
	2021	252,887	22.54	to	25.83	6,025,297	0.00%	to	1.25%	0.00%	to	3.02%	12.17%	to	13.58%
	2020	245,302	20.10	to	22.74	5,162,266	0.00%	to	1.25%	1.37%	to	1.76%	12.54%	to	13.96%
	2019	297,252	17.86	to	19.95	5,506,465	0.00%	to	1.25%	0.50%	to	2.01%	11.17%	to	20.68%
	2018	337,707	14.80	to	17.95	5,202,071	0.00%	to	1.25%	2.12%	to	2.49%	(13.66)%	to	(10.17)%

JPMorgan SmartRetirement 2040 Fund
	2022	260,070	19.16	to	22.23	5,341,443	0.00%	to	1.25%		1.37%		(16.17)%	to	(17.98)%
	2021	309,445	22.86	to	27.11	7,762,025	0.00%	to	1.25%	0.00%	to	0.00%	(2.68)%	to	13.96%
	2020	286,248	20.76	to	23.49	6,258,572	0.00%	to	1.25%	1.35%	to	1.76%	13.29%	to	14.72%
	2019	290,340	18.32	to	20.48	5,547,063	0.00%	to	1.25%	0.00%	to	0.32%	6.59%	to	22.20%
	2018	406,670	14.99	to	19.21	6,420,938	0.00%	to	1.25%	1.94%	to	2.32%	(14.70)%	to	(10.87)%

JPMorgan SmartRetirement 2045 Fund
	2022	162,599	19.54	to	22.67	3,339,855	0.00%	to	1.25%		1.32%		(19.47)%	to	(18.46)%
	2021	156,240	24.26	to	27.80	3,964,160	0.00%	to	1.25%	0.00%	to	2.95%	15.71%	to	17.17%
	2020	181,782	20.97	to	23.72	3,965,280	0.00%	to	1.25%	1.27%	to	1.73%	13.75%	to	15.18%
	2019	222,483	18.43	to	20.60	4,229,037	0.00%	to	1.25%	0.24%	to	1.84%	12.37%	to	22.94%
	2018	236,962	14.99	to	18.33	3,689,674	0.00%	to	1.25%	2.28%	to	2.62%	(14.43)%	to	(11.15)%

JPMorgan SmartRetirement 2050 Fund
	2022	166,801	19.48	to	22.60	3,486,466	0.00%	to	1.25%		1.35%		(15.64)%	to	(18.54)%
	2021	173,254	23.09	to	27.74	4,465,043	0.00%	to	1.25%	0.00%	to	0.00%	0.57%	to	15.68%
	2020	164,033	20.93	to	22.96	3,623,625	0.00%	to	1.25%	0.00%	to	1.33%	11.60%	to	13.69%
	2019	179,383	18.41	to	20.57	3,434,364	0.00%	to	1.25%	0.00%	to	0.00%	12.06%	to	22.97%
	2018	186,801	14.97	to	18.36	2,907,745	0.00%	to	1.25%	2.04%	to	2.51%	(14.17)%	to	(11.17)%

JPMorgan SmartRetirement Income Fund
	2022	34,951	13.33	to	15.47	497,353	0.00%	to	1.25%		1.50%		(15.24)%	to	(14.17)%
	2021	58,446	15.73	to	18.02	998,814	0.00%	to	1.25%	1.42%	to	2.43%	4.47%	to	5.79%
	2020	91,973	15.05	to	17.03	1,454,972	0.00%	to	1.25%	2.34%	to	2.34%	8.35%	to	9.71%
	2019	140,340	13.89	to	15.53	2,041,313	0.00%	to	1.25%	1.12%	to	2.68%	(7.25)%	to	12.55%
	2018	195,034	12.34	to	16.74	2,509,469	0.00%	to	1.25%	2.56%	to	3.10%	(5.90)%	to	17.09%

JPMorgan SmartRetirement 2055 Fund
	2022	88,838	19.29	to	22.06	1,813,180	0.00%	to	1.25%		1.50%		(19.52)%	to	(18.51)%
	2021	73,992	23.97	to	27.07	1,862,731	0.00%	to	1.25%	0.00%	to	2.95%	15.68%	to	17.13%
	2020	62,639	20.72	to	23.11	1,362,071	0.00%	to	1.25%	1.45%	to	1.70%	13.68%	to	15.11%
	2019	97,687	18.23	to	20.08	1,834,309	0.00%	to	1.25%	0.28%	to	1.92%	(2.92)%	to	23.01%
	2018	86,343	14.82	to	20.68	1,311,024	0.00%	to	1.25%	2.36%	to	2.46%	(13.40)%	to	(11.10)%

Keeley Small Cap Value Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	55,099	15.29	to	17.80	976,208	0.00%	to	1.25%	0.20%	to	0.22%	(19.54)%	to	(18.52)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Loomis Sayles Bond Fund
	2022	10,473	18.11	to	19.68	192,388	0.65%	to	1.25%		4.33%		48.51%	to	(13.47)%
	2021	10,062	12.19	to	22.74	214,534	0.00%	to	1.25%	0.00%	to	4.00%	1.47%	to	2.98%
	2020	16,807	11.84	to	20.75	350,984	0.00%	to	1.25%	0.38%	to	2.88%	(49.97)%	to	0.37%
	2019	165,248	20.67	to	23.67	3,848,734	0.00%	to	1.25%	3.31%	to	3.32%	9.66%	to	11.04%
	2018	170,970	18.85	to	21.32	3,594,216	0.00%	to	1.25%	2.81%	to	2.81%	(4.59)%	to	(3.39)%

LKCM Aquinas Catholic Equity Fund
	2022	7,673	31.92	to	31.92	244,916	1.05%	to	1.05%		1.04%		(17.08)%	to	(19.02)%
	2021	7,259	38.49	to	39.42	286,126	0.50%	to	1.25%	0.89%	to	1.06%	21.12%	to	32.37%
	2020	6,848	31.78	to	31.78	217,623	1.05%	to	1.05%	0.40%	to	0.40%	22.98%	to	22.98%
	2019	6,194	25.84	to	25.84	160,071	1.05%	to	1.05%	0.00%	to	0.51%	27.52%	to	29.79%
	2018	5,176	19.91	to	20.26	103,065	0.85%	to	1.05%	0.00%	to	0.40%	(8.93)%	to	(8.75)%

Lord Abbett Affiliated Fund
	2022	19,801	20.93	to	21.68	424,695	0.50%	to	1.25%		1.72%		(17.59)%	to	(22.24)%
	2021	22,885	25.40	to	27.89	555,376	0.15%	to	1.25%	0.00%	to	5.91%	30.05%	to	44.52%
	2020	25,126	18.50	to	19.53	483,927	0.50%	to	1.25%	1.94%	to	2.09%	(2.72)%	to	(1.76)%
	2019	23,303	18.84	to	20.08	457,150	0.50%	to	1.25%	1.19%	to	2.13%	9.89%	to	23.49%
	2018	24,591	16.26	to	17.14	389,002	0.15%	to	1.25%	1.98%	to	2.12%	(8.75)%	to	4.41%

Lord Abbett Fundamental Equity Fund
	2022	57,538	26.19	to	39.69	2,208,006	0.00%	to	1.25%		1.08%		(10.76)%	to	(55.16)%
	2021	62,817	29.34	to	88.53	2,691,926	0.00%	to	1.25%	0.82%	to	0.98%	27.10%	to	29.02%
	2020	73,898	23.09	to	33.98	2,443,314	0.00%	to	1.25%	1.82%	to	1.98%	1.24%	to	2.64%
	2019	76,593	22.80	to	33.10	2,484,815	0.00%	to	1.25%	1.32%	to	1.49%	20.97%	to	22.76%
	2018	94,695	18.85	to	26.97	2,740,664	0.00%	to	1.25%	0.85%	to	1.35%	(9.76)%	to	(8.45)%

Lord Abbett Bond Debenture Fund
	2022	88,694	19.06	to	20.63	1,693,325	0.00%	to	1.25%		4.34%		(12.01)%	to	(15.01)%
	2021	95,878	21.66	to	24.28	2,108,417	0.00%	to	1.25%	3.07%	to	3.32%	1.72%	to	3.25%
	2020	109,209	21.30	to	22.89	2,342,756	0.00%	to	1.25%	3.46%	to	3.92%	4.38%	to	7.63%
	2019	119,102	20.40	to	21.27	2,381,540	0.00%	to	1.25%	2.19%	to	4.09%	13.40%	to	13.45%
	2018	124,908	17.98	to	18.76	2,222,576	0.00%	to	1.25%	4.29%	to	4.44%	(5.21)%	to	(3.79)%

Lord Abbett Growth Opportunities fund
	2022	7,262	25.07	to	28.17	186,622	0.50%	to	1.25%		0.00%		(40.29)%	to	(32.92)%
	2021	6,463	41.99	to	41.99	249,406	0.50%	to	1.25%	0.00%	to	0.00%	6.07%	to	20.70%
	2020	6,245	35.77	to	39.59	226,363	0.50%	to	1.25%	0.00%	to	0.00%	38.32%	to	39.37%
	2019	5,639	25.86	to	28.41	149,041	0.50%	to	1.25%	0.00%	to	0.00%	35.05%	to	36.07%
	2018	9,394	19.15	to	20.88	186,817	0.50%	to	1.25%	0.00%	to	0.00%	(4.57)%	to	(3.85)%

Lord Abbett Dividend Growth Fund
	2022	9,043	26.47	to	94.20	264,034	0.50%	to	1.25%		0.89%		(14.60)%	to	(13.96)%
	2021	9,123	31.00	to	109.48	309,751	0.50%	to	1.25%	0.00%	to	0.87%	6.15%	to	25.04%
	2020	10,408	29.20	to	87.56	280,002	0.50%	to	1.25%	0.89%	to	1.10%	13.85%	to	14.92%
	2019	9,403	25.65	to	76.19	222,154	0.50%	to	1.25%	1.39%	to	1.65%	24.70%	to	310.64%
	2018	10,015	18.55	to	20.57	181,402	0.75%	to	1.25%	1.35%	to	1.60%	(6.10)%	to	(5.44)%

Lord Abbett Total Return Fund
	2022	383,135	13.68	to	16.64	6,243,262	0.00%	to	1.25%		3.20%		(15.29)%	to	(14.10)%
	2021	397,362	16.15	to	19.37	7,549,115	0.00%	to	1.25%	0.00%	to	0.00%	(1.41)%	to	(0.11)%
	2020	359,164	16.38	to	19.40	6,832,789	0.00%	to	1.25%	2.45%	to	2.45%	5.57%	to	7.38%
	2019	345,562	15.52	to	18.06	6,127,659	0.00%	to	1.25%	2.67%	to	2.90%	6.80%	to	8.33%
	2018	339,038	14.53	to	16.67	5,551,684	0.00%	to	1.25%	3.07%	to	3.30%	(2.39)%	to	(0.92)%

Lord Abbett Developing Growth Fund
	2022	19,754	36.07	to	36.58	623,490	0.35%	to	1.25%		0.00%		(37.86)%	to	(40.79)%
	2021	27,858	58.05	to	61.78	1,368,351	0.15%	to	1.25%	0.00%	to	0.00%	(4.08)%	to	(0.31)%
	2020	29,056	58.38	to	60.51	1,478,076	0.35%	to	1.25%	0.00%	to	0.00%	70.02%	to	71.97%
	2019	32,452	33.95	to	35.59	967,363	0.35%	to	1.25%	0.00%	to	0.00%	30.09%	to	31.45%
	2018	36,500	25.83	to	27.36	841,277	0.35%	to	1.25%	0.00%	to	0.00%	3.63%	to	4.72%

Lord Abbett International Equity Inv Opt
	2022	33,688	9.95	to	11.41	371,061	0.35%	to	1.05%		1.91%		(29.47)%	to	(30.70)%
	2021	37,066	14.11	to	16.46	503,497	0.35%	to	1.25%	0.19%	to	1.30%	10.26%	to	11.26%
	2020	34,204	12.68	to	14.93	418,442	0.35%	to	1.25%	1.33%	to	1.35%	15.42%	to	16.46%
	2019	36,866	10.89	to	12.94	389,534	0.35%	to	1.25%	1.64%	to	1.70%	19.92%	to	21.01%
	2018	34,175	9.00	to	10.79	297,870	0.35%	to	1.25%	0.30%	to	1.76%	(19.24)%	to	(18.51)%

Lord Abbett Value Opportunities Fund
	2022	104,457	25.08	to	28.15	2,524,600	0.35%	to	1.25%		0.55%		14.91%	to	(22.18)%
	2021	112,722	21.82	to	36.17	3,534,621	0.00%	to	1.25%	0.00%	to	0.00%	(15.68)%	to	32.13%
	2020	112,571	25.88	to	28.53	2,810,612	0.35%	to	1.25%	0.23%	to	0.27%	10.90%	to	13.76%
	2019	138,097	22.75	to	25.73	3,100,910	0.00%	to	1.25%	0.33%	to	0.35%	21.33%	to	22.86%
	2018	178,043	18.75	to	20.94	3,301,217	0.00%	to	1.25%	0.04%	to	0.04%	(12.96)%	to	(11.86)%

Clearbridge Value Trust
	2022	8,916	23.22	to	27.53	246,554	0.00%	to	1.25%		0.74%		(22.12)%	to	(76.49)%
	2021	9,267	29.82	to	117.12	274,942	0.00%	to	1.25%	0.47%	to	0.48%	26.34%	to	503.12%
	2020	9,646	19.42	to	23.60	228,489	0.00%	to	1.25%	0.66%	to	0.68%	9.78%	to	11.16%
	2019	11,180	17.47	to	21.50	242,679	0.00%	to	1.25%	0.25%	to	0.26%	25.37%	to	26.94%
	2018	12,703	13.76	to	17.15	219,780	0.00%	to	1.25%	0.39%	to	0.40%	(14.06)%	to	(12.98)%

BMO Mid-Cap Value Fund
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	40,432	13.92	to	15.54	598,432	0.00%	to	0.85%	0.46%	to	7.23%	33.09%	to	34.71%
	2020	42,406	10.33	to	11.41	465,707	0.00%	to	0.75%	3.02%	to	3.93%	(0.08)%	to	0.41%
	2019	48,235	10.29	to	11.42	532,073	0.00%	to	0.85%	1.22%	to	1.27%	19.22%	to	20.24%
	2018	62,384	8.56	to	9.58	577,967	0.00%	to	0.85%	0.60%	to	0.84%	(25.31)%	to	(16.15)%

MassMutual RetireSMARTSM by JPMorgan 2010 Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	4,934	10.49	to	10.87	53,249	0.50%	to	1.25%	3.88%	to	4.46%	(5.16)%	to	(4.44)%

MFS® Emerging Markets Debt Fund
	2022	7,005	13.16	to	14.77	98,393	0.35%	to	1.25%		5.84%		(8.83)%	to	(15.35)%
	2021	14,761	14.43	to	17.44	242,463	0.00%	to	1.25%	0.00%	to	3.93%	(6.42)%	to	(3.86)%
	2020	16,046	15.42	to	16.31	273,296	0.00%	to	1.25%	0.00%	to	4.05%	(7.90)%	to	6.45%
	2019	15,530	15.32	to	16.74	248,389	0.35%	to	1.25%	0.49%	to	4.47%	12.40%	to	22.29%
	2018	20,418	13.63	to	13.69	288,446	0.00%	to	1.25%	3.36%	to	4.42%	(12.47)%	to	(6.47)%

Massachusetts Investors Growth Stock Fund
	2022	49,719	38.44	to	40.60	1,993,903	0.00%	to	1.25%		0.28%		(19.24)%	to	(33.30)%
	2021	76,329	47.60	to	60.86	4,013,637	0.00%	to	1.25%	0.00%	to	0.16%	24.63%	to	26.20%
	2020	96,310	37.71	to	40.84	3,970,884	0.00%	to	1.25%	0.15%	to	0.21%	20.91%	to	22.43%
	2019	122,973	30.80	to	33.77	4,104,333	0.00%	to	1.25%	0.29%	to	0.32%	38.17%	to	39.91%
	2018	118,290	22.02	to	24.44	2,827,211	0.00%	to	1.25%	0.90%	to	0.91%	(0.48)%	to	0.77%

MFS High Income Fund
	2022	40,581	11.90	to	23.40	605,028	0.35%	to	1.25%		5.00%		(10.88)%	to	(21.61)%
	2021	41,622	13.35	to	29.85	691,628	0.35%	to	1.25%	0.00%	to	4.30%	1.92%	to	2.84%
	2020	52,024	12.98	to	25.99	854,238	0.35%	to	1.25%	4.61%	to	4.70%	3.13%	to	4.06%
	2019	57,976	12.48	to	25.20	959,973	0.35%	to	1.25%	4.73%	to	4.74%	13.04%	to	14.06%
	2018	59,840	10.94	to	22.30	855,051	0.35%	to	1.25%	4.79%	to	4.80%	(4.51)%	to	(3.65)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

MFS International New Discovery Fund
	2022	9,529	28.14	to	30.02	320,388	0.00%	to	1.25%		0.47%		(23.16)%	to	(31.58)%
	2021	9,589	36.62	to	43.88	399,898	0.00%	to	1.25%	0.00%	to	0.93%	(0.27)%	to	3.37%
	2020	9,433	36.22	to	36.72	377,740	0.00%	to	1.25%	0.09%	to	0.10%	5.58%	to	8.34%
	2019	10,004	33.43	to	34.78	367,686	0.00%	to	1.25%	1.07%	to	1.14%	19.44%	to	20.99%
	2018	11,121	27.63	to	29.12	336,334	0.00%	to	1.25%	0.57%	to	0.63%	(16.18)%	to	(11.78)%

MFS Mid Cap Growth Fund
	2022	18,705	22.35	to	25.50	497,090	0.35%	to	1.25%		0.00%		(28.77)%	to	(39.19)%
	2021	23,223	31.38	to	41.94	863,739	0.35%	to	1.25%	0.00%	to	0.00%	12.33%	to	13.34%
	2020	24,860	27.68	to	32.16	814,669	0.35%	to	1.25%	0.00%	to	0.00%	33.65%	to	34.86%
	2019	29,431	20.53	to	24.06	720,050	0.35%	to	1.25%	0.00%	to	0.00%	35.72%	to	36.95%
	2018	32,111	14.99	to	17.73	575,592	0.35%	to	1.25%	0.00%	to	0.00%	(0.41)%	to	0.50%

MFS New Discovery Fund
	2022	139,331	21.84	to	25.34	3,518,634	0.00%	to	1.25%		0.00%		(30.68)%	to	(29.81)%
	2021	152,952	31.51	to	36.10	5,502,990	0.00%	to	1.25%	0.00%	to	0.00%	0.01%	to	1.26%
	2020	171,041	31.51	to	35.65	6,081,014	0.00%	to	1.25%	0.00%	to	0.00%	42.85%	to	44.64%
	2019	164,315	22.06	to	24.65	4,042,261	0.00%	to	1.25%	0.00%	to	0.00%	38.99%	to	40.74%
	2018	150,129	15.87	to	17.51	2,622,141	0.00%	to	1.25%	0.00%	to	0.00%	(2.85)%	to	(1.62)%

MFS Research International Fund
	2022	216,258	11.57	to	13.20	2,693,028	0.35%	to	1.25%		1.41%		(18.55)%	to	(17.81)%
	2021	213,284	14.20	to	16.06	3,245,681	0.35%	to	1.25%	0.00%	to	1.11%	10.23%	to	11.23%
	2020	213,992	12.89	to	14.44	2,939,724	0.35%	to	1.25%	0.81%	to	0.85%	11.51%	to	12.51%
	2019	198,689	11.56	to	12.84	2,433,821	0.35%	to	1.25%	1.54%	to	1.85%	26.03%	to	27.17%
	2018	313,135	9.17	to	10.09	3,040,435	0.35%	to	1.25%	3.73%	to	3.94%	(15.26)%	to	(14.49)%

MFS Total Return Fund
	2022	108,040	21.50	to	22.55	2,303,650	0.00%	to	1.25%		1.78%		(10.78)%	to	(14.76)%
	2021	106,160	24.10	to	26.45	2,514,306	0.00%	to	1.25%	0.00%	to	0.00%	12.54%	to	13.96%
	2020	107,816	21.41	to	21.90	2,259,431	0.00%	to	1.25%	1.81%	to	1.91%	8.33%	to	9.69%
	2019	110,452	19.77	to	19.96	2,129,967	0.00%	to	1.25%	1.96%	to	2.00%	18.74%	to	20.24%
	2018	174,713	16.60	to	16.65	2,851,501	0.00%	to	1.25%	2.05%	to	2.05%	(6.97)%	to	(5.79)%

MFS Utilities Fund
	2022	177,253	27.27	to	58.24	4,394,275	0.00%	to	1.25%		1.80%		0.44%	to	(11.96)%
	2021	179,156	27.15	to	66.14	4,387,415	0.00%	to	1.25%	0.00%	to	1.27%	13.86%	to	113.05%
	2020	186,571	23.85	to	27.56	4,006,530	0.00%	to	1.25%	1.81%	to	1.87%	4.70%	to	6.02%
	2019	219,044	22.49	to	26.32	4,506,406	0.00%	to	1.25%	0.00%	to	2.56%	23.32%	to	24.87%
	2018	231,261	18.01	to	21.34	3,808,393	0.00%	to	1.25%	2.32%	to	2.47%	(0.42)%	to	0.84%

MFS Value Fund
	2022	378,663	39.08	to	50.73	12,482,646	0.00%	to	1.25%		1.58%		24.04%	to	(6.13)%
	2021	462,837	31.51	to	54.05	16,056,922	0.00%	to	1.25%	0.00%	to	0.00%	(27.08)%	to	23.53%
	2020	500,123	34.13	to	43.21	13,938,509	0.00%	to	1.25%	1.09%	to	1.49%	2.37%	to	77.81%
	2019	392,892	24.30	to	33.34	8,780,217	0.00%	to	1.25%	1.82%	to	1.87%	28.12%	to	29.74%
	2018	541,185	18.73	to	26.02	9,481,713	0.00%	to	1.25%	1.61%	to	1.62%	(11.20)%	to	(10.09)%

MFS Total Return Bond Fund
	2022	55,410	13.85	to	15.97	820,275	0.00%	to	1.25%		2.65%		(15.12)%	to	(14.05)%
	2021	62,912	16.32	to	18.58	1,104,267	0.00%	to	1.25%	1.86%	to	1.89%	(2.39)%	to	(1.16)%
	2020	132,592	16.72	to	18.80	2,356,688	0.00%	to	1.25%	2.47%	to	2.48%	7.24%	to	8.58%
	2019	116,893	15.59	to	17.32	1,922,538	0.00%	to	1.25%	0.00%	to	2.92%	8.44%	to	9.80%
	2018	159,894	14.38	to	15.77	2,457,938	0.00%	to	1.25%	2.58%	to	2.60%	(2.61)%	to	(1.38)%

MFS Massachusetts Investors Trust
	2022	11,956	53.12	to	63.14	703,534	0.00%	to	1.25%		0.87%		(17.36)%	to	(16.33)%
	2021	12,920	64.29	to	75.46	913,119	0.00%	to	1.25%	0.00%	to	0.00%	25.28%	to	26.86%
	2020	15,762	51.31	to	59.48	873,050	0.00%	to	1.25%	0.79%	to	0.80%	12.68%	to	14.09%
	2019	18,987	45.54	to	52.14	930,860	0.00%	to	1.25%	0.53%	to	0.65%	30.22%	to	31.86%
	2018	24,420	34.97	to	39.54	927,630	0.00%	to	1.25%	0.70%	to	0.90%	(6.50)%	to	(5.32)%

MFS International Growth Fund
	2022	12,508	19.72	to	21.72	256,767	0.50%	to	1.25%		0.83%		(16.38)%	to	(15.75)%
	2021	12,804	23.59	to	25.78	312,846	0.50%	to	1.25%	0.00%	to	1.04%	7.87%	to	8.68%
	2020	11,486	21.87	to	23.72	258,287	0.50%	to	1.25%	0.57%	to	0.79%	14.02%	to	14.88%
	2019	10,683	19.18	to	20.65	209,021	0.50%	to	1.25%	1.10%	to	1.10%	25.27%	to	32.50%
	2018	7,594	15.31	to	15.58	117,187	1.05%	to	1.25%	0.93%	to	0.98%	(10.22)%	to	(10.04)%

MFS Core Equity Fund
	2022	95,233	23.12	to	44.07	2,237,446	0.35%	to	1.25%		0.34%		(17.48)%	to	(23.20)%
	2021	101,904	28.02	to	57.38	2,908,965	0.35%	to	1.25%	0.00%	to	0.16%	24.64%	to	83.94%
	2020	126,034	22.48	to	29.30	2,910,337	0.35%	to	1.25%	0.41%	to	0.44%	17.08%	to	18.14%
	2019	141,138	19.03	to	25.02	2,755,131	0.35%	to	1.25%	0.00%	to	0.45%	31.08%	to	32.26%
	2018	152,573	14.39	to	19.09	2,247,711	0.35%	to	1.25%	0.47%	to	0.50%	(5.31)%	to	(4.44)%

MFS Government Securities Fund
	2022	325,161	8.68	to	10.66	3,972,583	0.00%	to	1.25%		1.47%		(13.63)%	to	(27.01)%
	2021	344,679	10.05	to	14.60	4,825,130	0.00%	to	1.25%	0.00%	to	0.00%	(3.40)%	to	(3.18)%
	2020	321,375	10.38	to	12.74	4,602,322	0.00%	to	1.25%	1.45%	to	1.83%	4.43%	to	5.03%
	2019	285,595	9.94	to	12.13	3,850,309	0.00%	to	1.25%	2.12%	to	2.21%	3.87%	to	4.77%
	2018	362,754	9.57	to	11.58	4,662,855	0.00%	to	1.25%	0.81%	to	2.34%	(2.05)%	to	(0.98)%

MFS International Intrinsic Value Fund
	2022	416,226	36.22	to	43.05	17,718,433	0.00%	to	1.25%		0.72%		(24.23)%	to	(23.28)%
	2021	437,828	47.80	to	56.11	24,380,779	0.00%	to	1.25%	0.00%	to	0.73%	2.36%	to	8.94%
	2020	481,412	43.88	to	51.29	24,358,394	0.00%	to	1.25%	0.42%	to	0.43%	13.88%	to	18.66%
	2019	328,229	36.98	to	45.04	13,826,606	0.00%	to	1.25%	0.87%	to	0.96%	20.72%	to	24.00%
	2018	359,614	29.82	to	37.31	12,078,654	0.00%	to	1.25%	1.19%	to	1.20%	(12.99)%	to	(10.35)%

MFS Technology Fund
	2022	2,000	77.54	to	87.81	165,856	0.35%	to	1.25%		0.00%		(36.99)%	to	(35.19)%
	2021	1,973	123.07	to	135.49	258,095	0.50%	to	1.25%	0.00%	to	0.00%	11.96%	to	12.80%
	2020	2,646	109.93	to	120.11	309,189	0.50%	to	1.25%	0.00%	to	0.00%	44.23%	to	45.32%
	2019	2,155	76.21	to	82.65	172,814	0.50%	to	1.25%	0.00%	to	0.00%	34.07%	to	35.08%
	2018	2,205	56.85	to	61.19	131,387	0.50%	to	1.25%	0.00%	to	0.00%	0.32%	to	3.34%

MFS Core Equity Series ##
	2022	—	—	to	—	—	—	to	—		—		—	to	—
	2021	—	24.18	to	24.18	3	0.70%	to	0.70%	0.00%	to	0.00%	24.44%	to	24.44%
	2020	—	19.44	to	19.44	3	0.70%	to	0.70%	0.00%	to	0.00%	17.88%	to	17.88%
	2019	793	16.49	to	16.49	13,074	0.70%	to	0.70%	0.23%	to	0.23%	32.26%	to	32.26%
	2018	1,306	12.47	to	12.47	16,285	0.70%	to	0.70%	0.66%	to	0.66%	(4.51)%	to	(4.51)%

MFS Utilities Series
	2022	3,747	33.90	to	33.90	126,989	0.70%	to	0.70%		2.54%		0.05%	to	0.05%
	2021	3,214	33.88	to	33.88	108,880	0.45%	to	0.70%	1.77%	to	13.35%	13.30%	to	17.70%
	2020	3,379	29.90	to	29.90	101,047	0.70%	to	0.70%	1.68%	to	1.68%	5.16%	to	5.16%
	2019	8,394	28.43	to	28.43	238,659	0.70%	to	0.70%	3.77%	to	3.77%	24.20%	to	24.20%
	2018	9,656	22.89	to	22.89	221,056	0.70%	to	0.70%	1.06%	to	1.06%	0.35%	to	0.35%

MFS Growth Fund
	2022	20,200	31.91	to	34.78	679,136	0.50%	to	1.25%		0.00%		(32.18)%	to	(31.67)%
	2021	18,634	47.04	to	50.90	919,339	0.50%	to	1.25%	0.00%	to	0.00%	21.80%	to	22.72%
	2020	17,319	38.62	to	41.48	698,623	0.50%	to	1.25%	0.00%	to	0.00%	29.66%	to	32.32%
	2019	8,922	29.79	to	31.35	272,882	0.65%	to	1.25%	0.00%	to	0.00%	35.63%	to	36.45%
	2018	10,925	21.96	to	22.97	245,012	0.65%	to	1.25%	0.00%	to	0.00%	1.06%	to	1.67%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

MFS High Yield Portfolio
	2022	767	12.74	to	12.74	9,772	0.70%	to	0.70%		4.41%		(11.14)%	to	(11.14)%
	2021	1,731	14.34	to	14.34	24,824	0.70%	to	0.70%	2.39%	to	2.39%	2.76%	to	2.76%
	2020	8,465	13.96	to	13.96	118,129	0.70%	to	0.70%	4.30%	to	4.30%	4.35%	to	4.35%
	2019	18,304	13.37	to	13.37	244,783	0.70%	to	0.70%	5.46%	to	5.46%	14.01%	to	14.01%
	2018	12,193	11.73	to	11.73	143,020	0.70%	to	0.70%	5.65%	to	5.65%	(3.76)%	to	(3.76)%

BlackRock Global Allocation Fund, Inc.
	2022	324,473	19.35	to	19.41	5,779,166	0.00%	to	1.25%		0.00%		(16.32)%	to	(21.83)%
	2021	335,106	23.12	to	24.83	7,136,137	0.00%	to	1.25%	0.00%	to	0.00%	5.13%	to	6.45%
	2020	377,328	21.72	to	22.20	7,777,850	0.00%	to	1.25%	0.49%	to	0.78%	19.29%	to	20.79%
	2019	381,607	17.98	to	18.61	6,548,998	0.00%	to	1.25%	0.93%	to	1.15%	15.76%	to	17.21%
	2018	518,063	15.34	to	16.08	7,662,627	0.00%	to	1.25%	0.55%	to	0.56%	(8.78)%	to	(7.63)%

BlackRock Advantage Large Cap Core Fund
	2022	2,887	26.74	to	28.22	76,043	0.35%	to	1.25%		0.90%		(20.58)%	to	(21.29)%
	2021	3,007	33.67	to	35.85	100,868	0.35%	to	1.25%	0.57%	to	0.61%	26.70%	to	27.85%
	2020	2,974	26.34	to	28.30	78,693	0.35%	to	1.25%	1.00%	to	1.02%	18.06%	to	19.13%
	2019	3,403	22.11	to	23.97	74,963	0.35%	to	1.25%	1.53%	to	1.53%	27.22%	to	28.37%
	2018	3,643	17.22	to	18.84	62,790	0.35%	to	1.25%	0.87%	to	1.03%	(6.77)%	to	(5.93)%

BlackRock Advantage U.S. Total Market Fund
	2022	692	23.92	to	23.92	16,546	1.25%	to	1.25%		0.85%		(17.83)%	to	(17.83)%
	2021	728	29.11	to	29.11	21,196	1.25%	to	1.25%	1.07%	to	1.07%	12.05%	to	12.05%
	2020	1,023	25.98	to	25.98	26,571	1.25%	to	1.25%	0.56%	to	0.56%	18.01%	to	18.01%
	2019	1,660	22.02	to	22.02	36,538	1.25%	to	1.25%	0.75%	to	0.75%	26.98%	to	26.98%
	2018	4,495	17.34	to	17.34	77,953	1.25%	to	1.25%	1.47%	to	1.47%	(7.82)%	to	(7.82)%

BlackRock Mid-Cap Value Fund
	2022	47,827	31.06	to	31.86	1,433,009	0.35%	to	1.25%		0.84%		(5.41)%	to	(11.61)%
	2021	55,496	32.84	to	36.05	1,724,294	0.35%	to	1.25%	0.77%	to	0.77%	24.51%	to	25.64%
	2020	65,195	26.37	to	26.57	1,639,192	0.35%	to	1.25%	1.30%	to	1.35%	5.52%	to	6.47%
	2019	64,948	24.96	to	24.99	1,525,056	0.35%	to	1.25%	1.38%	to	1.40%	27.63%	to	28.79%
	2018	66,982	19.38	to	19.58	1,217,546	0.35%	to	1.25%	1.59%	to	1.59%	(10.87)%	to	(10.06)%

BlackRock International Dividend Fund
	2022	12,652	14.99	to	15.78	194,365	0.85%	to	1.25%		1.20%		(11.43)%	to	(11.08)%
	2021	18,283	16.93	to	17.75	313,472	0.50%	to	1.25%	0.00%	to	0.63%	11.77%	to	12.61%
	2020	25,292	15.14	to	16.43	392,566	0.50%	to	1.25%	1.72%	to	1.79%	7.49%	to	8.30%
	2019	27,088	14.09	to	15.17	388,650	0.50%	to	1.25%	2.07%	to	2.46%	21.87%	to	22.79%
	2018	48,108	11.56	to	12.35	578,399	0.50%	to	1.25%	2.47%	to	2.47%	(14.37)%	to	(13.72)%

BlackRock Mid Cap Growth Equity Portfolio
	2022	13,163	28.22	to	31.30	381,360	0.35%	to	1.25%		0.00%		(38.29)%	to	(37.74)%
	2021	15,762	45.73	to	50.27	736,270	0.35%	to	1.25%	0.00%	to	0.00%	12.77%	to	15.42%
	2020	15,449	40.55	to	43.55	638,697	0.50%	to	1.25%	0.00%	to	0.00%	43.92%	to	45.00%
	2019	15,213	28.18	to	30.03	435,074	0.50%	to	1.25%	0.00%	to	0.00%	34.20%	to	35.21%
	2018	11,714	21.00	to	22.21	249,725	0.50%	to	1.25%	0.00%	to	0.00%	1.28%	to	2.04%

Victory Munder Mid-Cap Core Growth Fund
	2022	20,895	8.51	to	28.61	724,042	0.00%	to	1.25%		0.00%		(32.35)%	to	(71.32)%
	2021	21,170	12.58	to	99.73	935,565	0.00%	to	1.25%	0.00%	to	0.00%	(84.10)%	to	24.48%
	2020	22,298	29.63	to	79.12	801,347	0.00%	to	1.25%	0.00%	to	0.00%	18.30%	to	169.88%
	2019	113,292	25.05	to	29.32	3,266,908	0.00%	to	1.25%	0.00%	to	0.00%	24.48%	to	26.25%
	2018	127,477	20.12	to	23.22	3,005,279	0.00%	to	1.25%	0.00%	to	0.00%	(14.93)%	to	(13.58)%

Neuberger Berman Sustainable Equity Fund
	2022	39,567	30.57	to	34.93	1,387,430	0.00%	to	1.25%		0.00%		(19.33)%	to	(51.09)%
	2021	45,637	37.90	to	71.42	1,976,051	0.00%	to	1.25%	0.26%	to	0.27%	(18.49)%	to	20.99%
	2020	52,283	31.32	to	57.98	1,882,663	0.00%	to	1.25%	0.42%	to	0.42%	17.67%	to	19.21%
	2019	57,113	26.62	to	48.64	1,762,783	0.00%	to	1.25%	0.00%	to	0.52%	24.05%	to	25.63%
	2018	59,773	21.46	to	38.72	1,478,564	0.00%	to	1.25%	0.24%	to	0.30%	(7.15)%	to	(5.97)%

Nuveen International Value Fund
	2022	10,990	10.45	to	11.42	118,632	0.50%	to	1.25%		4.75%		(10.28)%	to	(9.60)%
	2021	10,443	11.65	to	12.64	125,197	0.50%	to	1.25%	4.32%	to	5.11%	10.70%	to	11.53%
	2020	9,492	10.52	to	11.33	102,289	0.50%	to	1.25%	2.40%	to	2.64%	2.37%	to	3.14%
	2019	8,198	10.28	to	10.99	86,125	0.50%	to	1.25%	3.04%	to	3.55%	16.70%	to	17.57%
	2018	6,870	8.81	to	9.34	61,730	0.50%	to	1.25%	1.23%	to	1.28%	(19.32)%	to	(18.70)%

The Oakmark International Small Cap Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	8,339	56.79	to	56.79	473,534	0.35%	to	0.35%	1.54%	to	1.54%	18.70%	to	18.70%
	2020	8,963	47.84	to	47.84	428,801	0.35%	to	0.35%	2.29%	to	2.29%	4.65%	to	4.65%
	2019	9,238	45.71	to	45.71	422,300	0.35%	to	0.35%	0.22%	to	0.22%	31.44%	to	31.44%
	2018	10,359	34.78	to	34.78	360,264	0.35%	to	0.35%	1.08%	to	1.08%	(24.00)%	to	(24.00)%

The Oakmark Equity and Income Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	1,785	9.98	to	9.98	17,815	0.00%	to	0.85%	0.00%	to	0.00%	(30.59)%	to	93.04%
	2020	870	14.38	to	14.38	12,513	0.85%	to	0.85%	1.00%	to	1.00%	(31.57)%	to	7.52%
	2019	493,919	13.37	to	21.01	10,373,455	0.00%	to	0.85%	1.60%	to	1.61%	17.99%	to	19.31%
	2018	550,049	11.34	to	17.61	9,684,498	0.00%	to	0.85%	1.35%	to	1.49%	(12.24)%	to	(8.33)%

Invesco Capital Appreciation Fund
	2022	32,831	21.30	to	28.30	778,404	0.35%	to	1.25%		0.00%		(31.34)%	to	(41.38)%
	2021	34,265	31.02	to	48.28	1,185,658	0.35%	to	1.25%	0.00%	to	0.00%	20.83%	to	21.92%
	2020	42,636	25.44	to	34.42	1,202,201	0.35%	to	1.25%	0.00%	to	0.00%	34.59%	to	35.81%
	2019	49,306	18.74	to	25.58	1,019,951	0.35%	to	1.25%	0.00%	to	0.00%	34.37%	to	35.59%
	2018	50,282	13.82	to	19.03	772,314	0.35%	to	1.25%	0.00%	to	0.00%	(7.14)%	to	(6.29)%

Invesco V. I. Global Fund
	2022	114,349	32.26	to	190.09	4,545,187	0.00%	to	1.25%		0.00%		(32.99)%	to	(32.14)%
	2021	113,002	48.14	to	280.14	6,354,255	0.00%	to	1.25%	0.00%	to	0.00%	13.93%	to	15.36%
	2020	122,967	42.26	to	242.84	5,917,047	0.00%	to	1.25%	0.00%	to	0.00%	26.03%	to	27.62%
	2019	147,793	33.53	to	190.28	5,502,407	0.00%	to	1.25%	0.00%	to	0.00%	29.93%	to	157.45%
	2018	154,933	25.80	to	73.91	4,392,311	0.00%	to	1.25%	0.41%	to	0.50%	(22.99)%	to	(14.64)%

Invesco Global Opportunities Fund
	2022	7,311	14.57	to	15.28	111,377	0.35%	to	1.05%		0.00%		(41.57)%	to	(41.83)%
	2021	14,498	24.94	to	26.27	370,997	0.35%	to	1.25%	0.00%	to	0.00%	(1.12)%	to	0.49%
	2020	16,468	25.22	to	26.14	421,317	0.50%	to	1.25%	0.00%	to	0.00%	37.85%	to	38.89%
	2019	23,795	18.29	to	18.82	441,749	0.50%	to	1.25%	0.00%	to	0.00%	26.19%	to	27.14%
	2018	22,121	14.50	to	14.80	324,177	0.50%	to	1.25%	0.00%	to	0.00%	(19.12)%	to	(18.50)%

Invesco Oppenheimer International Growth Fund
	2022	33,029	15.42	to	18.84	542,598	0.35%	to	1.25%		0.00%		(27.98)%	to	(34.61)%
	2021	39,045	21.41	to	28.81	883,915	0.00%	to	1.25%	0.00%	to	0.10%	9.20%	to	10.83%
	2020	41,917	19.32	to	24.03	887,941	0.35%	to	1.25%	0.00%	to	0.00%	20.39%	to	21.63%
	2019	251,872	15.89	to	19.96	4,071,780	0.00%	to	1.25%	0.00%	to	0.98%	(54.56)%	to	27.01%
	2018	289,557	15.72	to	34.96	3,661,213	0.00%	to	1.25%	0.69%	to	0.94%	(20.55)%	to	(20.38)%

Invesco Main Street Fund
	2022	15,399	23.24	to	26.74	371,410	0.35%	to	1.25%		0.93%		(21.16)%	to	(20.45)%
	2021	17,995	29.47	to	33.61	549,528	0.35%	to	1.25%	0.00%	to	0.62%	26.02%	to	27.15%
	2020	18,086	23.39	to	26.44	438,111	0.35%	to	1.25%	0.95%	to	0.97%	12.94%	to	13.97%
	2019	18,318	20.71	to	23.20	395,707	0.35%	to	1.25%	0.91%	to	0.94%	30.30%	to	31.48%
	2018	34,947	15.89	to	17.64	590,875	0.35%	to	1.25%	0.84%	to	1.02%	(9.04)%	to	(8.21)%

Invesco Global Strategic Income Fund
	2022	23,321	13.60	to	13.82	304,841	0.50%	to	1.25%		3.40%		(12.92)%	to	(12.26)%
	2021	29,193	15.62	to	15.75	435,884	0.50%	to	1.25%	0.00%	to	2.61%	(4.46)%	to	(3.74)%
	2020	38,681	16.34	to	16.36	615,454	0.50%	to	1.25%	2.87%	to	2.95%	2.24%	to	3.01%
	2019	43,262	15.88	to	15.99	673,158	0.50%	to	1.25%	4.65%	to	4.65%	9.24%	to	10.07%
	2018	42,315	14.43	to	14.63	601,206	0.50%	to	1.25%	5.00%	to	5.02%	(5.89)%	to	(5.18)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Invesco Main Street Mid Cap Fund
	2022	100,878	24.89	to	25.43	2,468,952	0.00%	to	1.25%		0.11%		(15.41)%	to	(21.28)%
	2021	128,806	29.42	to	32.30	3,660,731	0.00%	to	1.25%	0.00%	to	0.21%	21.50%	to	23.02%
	2020	132,721	24.13	to	24.22	3,092,397	0.00%	to	1.25%	0.00%	to	0.00%	7.78%	to	9.13%
	2019	132,976	22.11	to	22.47	2,848,285	0.00%	to	1.25%	0.00%	to	0.00%	30.50%	to	32.15%
	2018	148,093	16.73	to	17.22	2,400,938	0.00%	to	1.25%	0.00%	to	0.00%	(13.35)%	to	(12.25)%

Invesco Developing Markets Fund
	2022	106,547	14.78	to	55.18	2,474,489	0.00%	to	1.25%		0.63%		(80.20)%	to	(51.56)%
	2021	117,323	74.66	to	113.90	3,604,112	0.00%	to	1.25%	0.00%	to	0.00%	(8.65)%	to	436.13%
	2020	136,067	21.25	to	81.73	4,663,974	0.00%	to	1.25%	0.00%	to	0.26%	15.77%	to	17.50%
	2019	153,982	18.08	to	70.60	4,714,423	0.00%	to	1.25%	0.24%	to	0.49%	22.45%	to	24.31%
	2018	182,484	14.54	to	57.65	4,625,783	0.00%	to	1.25%	0.21%	to	0.49%	(13.24)%	to	(11.95)%

Invesco Oppenheimer Capital Income Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	68	10.13	to	10.13	686	0.75%	to	0.75%	2.85%	to	2.85%	(4.87)%	to	(4.87)%

Invesco International Bond Fund
	2022	219,894	12.79	to	13.66	2,776,527	0.00%	to	1.25%		3.32%		(14.07)%	to	(16.40)%
	2021	221,498	14.89	to	16.34	3,243,776	0.00%	to	1.25%	0.00%	to	2.70%	(11.37)%	to	(10.26)%
	2020	219,939	16.80	to	17.50	3,607,729	0.00%	to	1.25%	3.14%	to	3.24%	6.90%	to	8.24%
	2019	232,298	15.71	to	16.16	3,550,885	0.00%	to	1.25%	4.93%	to	4.99%	8.08%	to	9.44%
	2018	246,274	14.54	to	14.77	3,470,894	0.00%	to	1.25%	4.51%	to	4.51%	(7.07)%	to	(5.89)%

Invesco Oppenheimer Mid Cap Value Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	21,846	16.52	to	19.58	425,885	0.35%	to	1.25%	0.56%	to	0.57%	26.34%	to	27.48%
	2018	24,068	12.96	to	15.50	370,983	0.35%	to	1.25%	0.19%	to	0.38%	(19.06)%	to	(18.33)%

Invesco Main Street All Cap Fund
	2022	41,624	25.40	to	26.49	1,037,503	0.35%	to	1.25%		0.18%		(19.99)%	to	(25.49)%
	2021	46,004	31.75	to	35.55	1,427,917	0.35%	to	1.25%	0.35%	to	0.57%	24.97%	to	26.10%
	2020	62,462	25.18	to	26.73	1,602,340	0.35%	to	1.25%	0.54%	to	0.55%	18.30%	to	19.37%
	2019	58,622	21.09	to	22.60	1,262,862	0.35%	to	1.25%	0.36%	to	0.48%	31.20%	to	32.39%
	2018	59,818	15.93	to	17.22	982,150	0.35%	to	1.25%	0.23%	to	0.39%	(11.50)%	to	(10.70)%

Invesco Gold & Special Minerals Fund
	2022	106,176	11.12	to	13.95	1,231,715	0.00%	to	1.25%		0.39%		(16.86)%	to	(25.20)%
	2021	135,930	13.37	to	18.65	1,865,870	0.00%	to	1.25%	0.00%	to	3.46%	(4.08)%	to	(2.87)%
	2020	140,270	13.77	to	17.71	2,004,684	0.00%	to	1.25%	1.70%	to	1.75%	34.42%	to	36.11%
	2019	169,256	10.12	to	13.17	1,895,357	0.00%	to	1.25%	0.29%	to	0.34%	44.56%	to	46.37%
	2018	193,995	6.91	to	9.11	1,493,119	0.00%	to	1.25%	0.00%	to	0.00%	(14.24)%	to	(13.15)%

Invesco Oppenheimer Real Estate Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	57,295	16.20	to	18.97	998,722	0.00%	to	1.25%	1.79%	to	2.12%	24.36%	to	25.93%
	2018	90,355	13.02	to	15.06	1,299,414	0.00%	to	1.25%	1.57%	to	1.60%	(7.14)%	to	(5.96)%

Invesco Oppenheimer Equity Income Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	410	19.19	to	20.13	8,057	0.65%	to	1.25%	2.20%	to	2.22%	22.01%	to	22.75%
	2018	343	15.73	to	16.40	5,516	0.65%	to	1.25%	1.94%	to	2.08%	(11.58)%	to	(11.05)%

Invesco International Diversified Fund
	2022	13,710	16.14	to	17.53	222,980	0.50%	to	1.25%		0.34%		(26.25)%	to	(25.69)%
	2021	14,654	21.89	to	23.59	327,653	0.50%	to	1.25%	0.52%	to	0.52%	2.60%	to	3.37%
	2020	11,878	21.33	to	22.82	258,259	0.50%	to	1.25%	1.06%	to	1.07%	19.06%	to	19.96%
	2019	10,042	17.92	to	19.02	182,935	0.50%	to	1.25%	1.12%	to	1.30%	23.05%	to	23.98%
	2018	8,320	14.56	to	15.34	123,080	0.50%	to	1.25%	0.81%	to	0.84%	(15.68)%	to	(15.04)%

Invesco Rising Dividends Fund
	2022	498	21.99	to	22.43	10,963	1.05%	to	1.25%		0.79%		(13.74)%	to	(12.01)%
	2021	865	25.49	to	25.49	22,052	0.85%	to	1.25%	0.54%	to	2.26%	25.07%	to	29.63%
	2020	780	20.38	to	20.38	15,899	1.25%	to	1.25%	0.68%	to	0.68%	11.93%	to	11.93%
	2019	674	18.21	to	18.21	12,272	1.25%	to	1.25%	1.01%	to	1.01%	27.95%	to	27.95%
	2018	523	14.23	to	14.23	7,445	1.25%	to	1.25%	1.22%	to	1.22%	(7.69)%	to	(7.69)%

Putnam Focused International Equity Fund
	2022	425	18.45	to	18.45	7,851	0.70%	to	0.70%		1.74%		(18.76)%	to	(18.76)%
	2021	425	22.71	to	22.71	9,648	0.70%	to	0.70%	1.47%	to	1.47%	11.79%	to	11.79%
	2020	2,764	20.32	to	20.32	56,159	0.70%	to	0.70%	0.15%	to	0.15%	9.30%	to	9.30%
	2019	4,022	18.59	to	18.59	74,768	0.70%	to	0.70%	0.00%	to	0.00%	25.71%	to	25.71%
	2018	3,969	14.79	to	14.79	58,682	0.70%	to	0.70%	0.31%	to	0.31%	(13.05)%	to	(13.05)%

Putnam VT High Yield Fund
	2022	9,277	19.61	to	19.61	181,919	0.70%	to	0.70%		5.36%		(12.22)%	to	(12.22)%
	2021	11,267	22.34	to	22.34	251,682	0.70%	to	0.70%	4.78%	to	4.78%	4.24%	to	4.24%
	2020	12,360	21.43	to	21.43	264,851	0.70%	to	0.70%	5.85%	to	5.85%	4.47%	to	4.47%
	2019	21,244	20.51	to	20.51	435,751	0.70%	to	0.70%	5.46%	to	5.46%	13.60%	to	13.60%
	2018	18,949	18.06	to	18.06	342,155	0.70%	to	0.70%	5.54%	to	5.54%	(4.74)%	to	(4.74)%

Putnam VT Emerging Markets Equity Fund
	2022	4,420	13.07	to	13.07	57,753	0.70%	to	0.70%		0.00%		(27.98)%	to	(27.98)%
	2021	6,200	18.14	to	18.14	112,460	0.70%	to	0.70%	0.51%	to	0.51%	(4.86)%	to	(4.86)%
	2020	7,490	19.07	to	19.07	142,826	0.70%	to	0.70%	0.04%	to	0.04%	27.04%	to	27.04%
	2019	10,631	15.01	to	15.01	159,568	0.70%	to	0.70%	0.00%	to	0.00%	24.06%	to	24.06%
	2018	11,240	12.10	to	12.10	135,981	0.70%	to	0.70%	0.00%	to	0.00%	(19.21)%	to	(19.21)%

Putnam VT Sustainable Leaders Fund
	2022	8,531	41.87	to	45.19	357,709	0.00%	to	0.70%		0.54%		(23.45)%	to	(22.91)%
	2021	8,484	54.69	to	58.62	464,668	0.00%	to	0.70%	0.00%	to	0.15%	22.67%	to	23.53%
	2020	8,854	44.58	to	47.45	395,626	0.00%	to	0.70%	0.40%	to	0.41%	27.85%	to	28.74%
	2019	9,443	34.87	to	36.86	329,952	0.00%	to	0.70%	0.44%	to	0.50%	35.41%	to	36.36%
	2018	14,436	25.75	to	27.03	372,201	0.00%	to	0.70%	0.00%	to	0.00%	(2.22)%	to	(1.53)%

Putnam VT Small Cap Value Fund
	2022	4,692	22.80	to	34.39	151,742	0.00%	to	0.70%		0.19%		(13.59)%	to	(12.98)%
	2021	9,952	26.39	to	39.52	264,603	0.00%	to	0.70%	0.59%	to	0.71%	38.93%	to	39.90%
	2020	8,654	18.99	to	28.25	165,866	0.00%	to	0.70%	1.06%	to	1.14%	3.24%	to	3.96%
	2019	11,511	18.40	to	27.17	213,284	0.00%	to	0.70%	0.64%	to	0.67%	23.37%	to	24.24%
	2018	12,631	14.91	to	21.87	189,617	0.00%	to	0.70%	0.39%	to	0.40%	(20.49)%	to	(19.93)%

Pioneer Disciplined Value Fund
	2022	10,207	25.81	to	27.52	275,466	0.75%	to	1.25%		1.99%		(10.80)%	to	(10.36)%
	2021	10,020	28.93	to	30.70	301,723	0.50%	to	1.25%	1.07%	to	4.56%	26.02%	to	30.46%
	2020	8,330	22.96	to	24.24	198,777	0.75%	to	1.25%	1.43%	to	1.52%	4.32%	to	4.85%
	2019	6,953	22.01	to	23.12	158,062	0.75%	to	1.25%	1.27%	to	1.38%	27.93%	to	28.57%
	2018	6,582	17.20	to	17.98	116,390	0.75%	to	1.25%	0.92%	to	1.05%	(14.48)%	to	(14.04)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Pioneer Equity Income Fund
	2022	1,679	46.43	to	46.43	77,952	1.25%	to	1.25%		1.99%		(9.34)%	to	(9.34)%
	2021	1,527	51.22	to	51.22	78,211	1.25%	to	1.25%	1.53%	to	1.53%	23.99%	to	23.99%
	2020	1,273	41.31	to	41.31	52,583	1.25%	to	1.25%	1.78%	to	1.78%	(1.44)%	to	(1.44)%
	2019	1,127	41.91	to	41.91	47,228	1.25%	to	1.25%	1.82%	to	1.82%	23.88%	to	23.88%
	2018	1,794	33.83	to	33.83	60,701	1.25%	to	1.25%	2.45%	to	2.45%	(10.03)%	to	(10.03)%

Pioneer Fundamental Growth Fund
	2022	2,692	28.61	to	30.37	80,781	0.65%	to	1.25%		0.00%		(21.75)%	to	(21.28)%
	2021	2,764	36.56	to	38.58	105,292	0.65%	to	1.25%	0.00%	to	0.00%	21.87%	to	22.61%
	2020	4,051	30.00	to	31.46	124,570	0.65%	to	1.25%	0.00%	to	0.00%	25.45%	to	26.21%
	2019	3,861	23.91	to	24.93	94,410	0.65%	to	1.25%	0.04%	to	0.04%	32.18%	to	32.98%
	2018	2,542	18.09	to	18.75	46,759	0.65%	to	1.25%	0.23%	to	0.23%	(1.86)%	to	(1.27)%

Virtus NFJ International Value Fund
	2022	1,974	9.78	to	9.78	19,309	0.85%	to	0.85%		1.87%		(18.22)%	to	(19.99)%
	2021	1,913	11.96	to	12.23	23,391	0.65%	to	1.05%	8.20%	to	9.18%	6.61%	to	11.36%
	2020	1,881	11.22	to	11.22	21,104	0.85%	to	0.85%	2.56%	to	2.56%	8.42%	to	8.42%
	2019	1,269	10.35	to	10.35	13,134	0.85%	to	0.85%	2.61%	to	2.61%	20.52%	to	20.52%
	2018	1,032	8.59	to	8.59	8,862	0.85%	to	0.85%	1.83%	to	1.83%	(16.69)%	to	(16.69)%

Virtus NFJ Small-Cap Value Fund
	2022	41,678	17.35	to	19.80	779,875	0.35%	to	1.25%		0.99%		(17.26)%	to	(16.51)%
	2021	42,954	20.97	to	23.72	969,008	0.35%	to	1.25%	0.00%	to	0.00%	22.69%	to	23.80%
	2020	46,202	17.09	to	19.16	843,659	0.35%	to	1.25%	1.89%	to	2.12%	(5.79)%	to	(4.94)%
	2019	55,230	18.14	to	20.15	1,068,710	0.35%	to	1.25%	0.44%	to	0.47%	22.74%	to	23.85%
	2018	62,359	14.78	to	16.27	977,079	0.35%	to	1.25%	2.56%	to	2.82%	(20.32)%	to	(19.59)%

Virtus NFJ Dividend Value Fund
	2022	152,732	17.39	to	19.84	2,802,457	0.35%	to	1.25%		1.61%		(14.77)%	to	(14.00)%
	2021	168,479	20.40	to	23.07	3,612,107	0.35%	to	1.25%	0.00%	to	1.35%	26.94%	to	28.08%
	2020	195,809	16.07	to	18.01	3,302,393	0.35%	to	1.25%	1.81%	to	1.83%	(3.71)%	to	(2.83)%
	2019	206,660	16.69	to	18.54	3,593,752	0.35%	to	1.25%	1.75%	to	1.76%	23.11%	to	24.22%
	2018	330,326	13.56	to	14.92	4,690,010	0.35%	to	1.25%	1.80%	to	1.87%	(11.24)%	to	(10.44)%

AMG GW&K Mid Cap Fund * (##)
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	1,641	24.40	to	26.86	38,082	0.50%	to	1.25%	0.40%	to	0.45%	18.02%	to	18.91%
	2019	1,963	20.52	to	22.76	38,176	0.50%	to	1.25%	0.20%	to	0.40%	23.63%	to	24.56%
	2018	2,326	16.47	to	18.41	36,733	0.50%	to	1.25%	0.05%	to	0.10%	(11.53)%	to	(10.86)%

PIMCO Total Return Fund
	2022	796,607	13.53	to	14.46	11,908,660	0.00%	to	1.25%		3.62%		31.77%	to	(27.13)%
	2021	918,030	10.27	to	19.85	16,127,367	0.00%	to	1.25%	0.00%	to	1.97%	(35.68)%	to	(2.41)%
	2020	944,815	15.97	to	17.53	16,929,365	0.00%	to	1.25%	2.15%	to	2.25%	7.17%	to	8.62%
	2019	959,023	14.70	to	16.35	15,894,819	0.00%	to	1.25%	3.19%	to	3.46%	6.57%	to	48.04%
	2018	1,127,986	9.93	to	15.35	17,420,423	0.00%	to	1.25%	2.77%	to	2.79%	(3.31)%	to	(1.84)%

PIMCO Emerging Markets Bond Fund
	2022	19,281	15.75	to	15.80	301,195	0.50%	to	1.25%		6.25%		(15.33)%	to	(25.06)%
	2021	25,250	18.61	to	21.09	478,974	0.35%	to	1.25%	0.00%	to	3.41%	(3.60)%	to	(2.73)%
	2020	24,046	19.13	to	19.93	469,321	0.35%	to	1.25%	4.09%	to	4.10%	4.82%	to	5.76%
	2019	24,911	18.09	to	19.01	462,871	0.35%	to	1.25%	4.23%	to	4.24%	13.07%	to	14.09%
	2018	28,387	15.85	to	16.81	461,465	0.35%	to	1.25%	3.88%	to	3.90%	(5.73)%	to	(4.87)%

PIMCO Real Return Fund
	2022	524,226	14.85	to	16.83	8,015,735	0.00%	to	1.25%		7.61%		(13.31)%	to	(16.21)%
	2021	600,899	17.14	to	20.08	10,501,361	0.00%	to	1.25%	4.86%	to	4.86%	3.97%	to	25.62%
	2020	675,202	15.26	to	16.48	11,256,882	0.00%	to	1.25%	2.22%	to	2.36%	10.26%	to	11.81%
	2019	724,378	13.65	to	14.95	10,819,356	0.00%	to	1.25%	1.55%	to	1.55%	(9.55)%	to	6.75%
	2018	861,558	12.61	to	14.00	12,071,595	0.00%	to	1.25%	2.25%	to	2.41%	(3.58)%	to	(2.21)%

Pioneer Fund
	2022	24,750	28.29	to	31.31	776,934	0.50%	to	1.25%		0.52%		(19.87)%	to	(25.27)%
	2021	24,537	35.31	to	41.90	958,963	0.50%	to	1.25%	0.00%	to	0.00%	26.22%	to	27.17%
	2020	29,341	27.77	to	31.19	881,938	0.50%	to	1.25%	0.50%	to	0.51%	22.36%	to	23.28%
	2019	31,142	22.52	to	25.49	761,778	0.50%	to	1.25%	0.80%	to	0.86%	29.38%	to	30.35%
	2018	39,014	17.28	to	19.70	740,591	0.50%	to	1.25%	0.94%	to	0.99%	(2.97)%	to	(2.24)%

Pioneer High Yield Fund
	2022	41,988	18.18	to	18.32	787,634	0.35%	to	1.25%		5.25%		(11.20)%	to	(19.83)%
	2021	48,631	20.47	to	22.85	1,026,755	0.35%	to	1.25%	0.00%	to	4.22%	4.44%	to	5.39%
	2020	50,742	19.42	to	19.93	1,012,796	0.35%	to	1.25%	5.28%	to	5.28%	1.79%	to	2.71%
	2019	52,516	18.91	to	19.58	1,019,804	0.35%	to	1.25%	5.08%	to	5.08%	12.70%	to	13.71%
	2018	59,900	16.63	to	17.37	1,029,489	0.35%	to	1.25%	4.95%	to	4.99%	(4.52)%	to	(3.65)%

Pioneer Strategic Income Fund
	2022	223,665	16.34	to	18.78	4,004,432	0.00%	to	1.25%		2.89%		51.86%	to	(13.13)%
	2021	248,288	10.76	to	21.62	5,139,005	0.00%	to	1.25%	0.00%	to	3.25%	(5.78)%	to	0.88%
	2020	235,036	11.42	to	18.88	4,760,627	0.00%	to	1.25%	0.31%	to	3.49%	(42.04)%	to	6.06%
	2019	247,024	17.80	to	19.70	4,664,722	0.00%	to	1.25%	1.67%	to	2.94%	8.83%	to	91.48%
	2018	290,439	10.29	to	16.35	5,024,189	0.00%	to	1.25%	3.07%	to	3.09%	(4.90)%	to	(3.14)%

Pioneer Mid Cap Value Fund
	2022	45,964	23.17	to	24.23	954,096	0.35%	to	1.25%		1.44%		(7.17)%	to	(11.60)%
	2021	50,861	24.96	to	27.41	1,133,257	0.35%	to	1.25%	0.00%	to	0.43%	27.86%	to	29.01%
	2020	68,338	19.52	to	20.05	1,186,812	0.35%	to	1.25%	0.80%	to	0.84%	0.55%	to	1.46%
	2019	57,728	19.42	to	19.76	994,280	0.35%	to	1.25%	0.69%	to	0.78%	26.45%	to	27.59%
	2018	60,711	15.36	to	15.49	832,030	0.35%	to	1.25%	0.75%	to	0.83%	(20.51)%	to	(19.79)%

Pioneer Select Mid Cap Growth Fund
	2022	2,578	31.39	to	34.70	85,129	0.50%	to	1.25%		0.00%		(32.13)%	to	(31.62)%
	2021	29,492	46.25	to	50.75	1,432,733	0.35%	to	1.25%	0.00%	to	0.00%	6.62%	to	9.44%
	2020	29,120	43.37	to	47.24	1,323,451	0.50%	to	1.25%	0.00%	to	0.00%	37.22%	to	38.25%
	2019	27,473	31.61	to	34.17	906,299	0.50%	to	1.25%	0.00%	to	0.00%	31.08%	to	32.07%
	2018	25,865	24.11	to	25.87	638,121	0.50%	to	1.25%	0.00%	to	0.00%	(7.42)%	to	(6.72)%

PIMCO Total Return ESG Fund
	2022	272,519	10.03	to	11.50	3,117,168	0.00%	to	1.25%		3.79%		(16.84)%	to	(15.80)%
	2021	274,390	12.06	to	13.66	3,729,027	0.00%	to	1.25%	1.88%	to	1.88%	(2.57)%	to	(1.35)%
	2020	170,987	12.38	to	13.84	2,350,550	0.00%	to	1.25%	0.96%	to	2.30%	7.36%	to	15.40%
	2019	14,262	11.53	to	12.00	169,113	0.75%	to	1.25%	3.25%	to	3.49%	7.33%	to	7.87%
	2018	13,552	10.74	to	11.12	149,112	0.75%	to	1.25%	1.93%	to	2.31%	(2.26)%	to	(1.18)%

Putnam Large Cap Value Fund
	2022	82,417	28.21	to	34.73	2,397,251	0.00%	to	1.25%		1.74%		(18.48)%	to	(10.07)%
	2021	88,677	34.60	to	38.62	2,796,598	0.00%	to	1.25%	0.00%	to	1.18%	25.27%	to	26.84%
	2020	30,873	27.28	to	28.97	806,323	0.00%	to	1.25%	1.63%	to	1.72%	4.52%	to	5.83%
	2019	34,521	25.78	to	27.72	860,133	0.00%	to	1.25%	1.46%	to	1.47%	28.32%	to	29.93%
	2018	41,080	19.84	to	21.60	788,010	0.00%	to	1.25%	1.49%	to	1.58%	(9.49)%	to	(8.34)%

Putnam High Yield Fund
	2022	42,077	18.70	to	19.30	785,744	0.35%	to	1.25%		4.72%		(12.94)%	to	(15.56)%
	2021	50,963	21.48	to	22.85	1,093,262	0.35%	to	1.25%	0.00%	to	0.71%	3.55%	to	6.13%
	2020	42,699	20.70	to	20.74	875,931	0.50%	to	1.25%	4.79%	to	4.80%	4.19%	to	4.98%
	2019	51,487	19.72	to	19.90	1,013,886	0.50%	to	1.25%	4.97%	to	5.00%	7.10%	to	12.60%
	2018	66,381	17.68	to	18.41	1,161,571	0.00%	to	1.25%	4.87%	to	4.99%	(4.95)%	to	(3.75)%

Putnam International Equity Fund
	2022	153	10.51	to	10.51	1,608	0.75%	to	0.75%		0.00%		(31.64)%	to	(60.27)%
	2021	13,873	15.38	to	26.46	367,110	0.35%	to	1.25%	1.40%	to	6.35%	(37.01)%	to	8.38%
	2020	14,246	24.42	to	24.42	347,824	0.35%	to	0.35%	1.26%	to	1.26%	11.35%	to	11.35%
	2019	15,262	21.93	to	21.93	334,657	0.35%	to	0.35%	1.60%	to	1.60%	25.06%	to	25.06%
	2018	17,019	17.53	to	17.53	298,391	0.35%	to	0.35%	1.61%	to	1.61%	(19.64)%	to	(19.64)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Putnam Sustainable Leaders Fund
	2022	79	33.01	to	35.93	2,813	0.75%	to	1.25%		0.00%		(23.36)%	to	(28.35)%
	2021	46	43.08	to	50.15	2,036	0.75%	to	1.25%	0.47%	to	1.69%	22.33%	to	33.82%
	2020	38	35.21	to	35.21	1,327	0.75%	to	0.75%	0.33%	to	0.33%	27.54%	to	27.54%
	2019	38	27.61	to	27.61	1,047	0.75%	to	0.75%	0.34%	to	0.34%	34.83%	to	34.83%
	2018	38	20.48	to	20.48	774	0.75%	to	0.75%	0.02%	to	0.02%	(1.64)%	to	(1.64)%

Putnam International Capital Opportunities Fund
	2022	18,124	11.27	to	12.67	217,873	0.50%	to	1.25%		0.48%		(19.03)%	to	(18.42)%
	2021	17,772	13.92	to	15.53	262,283	0.50%	to	1.25%	1.33%	to	1.33%	12.01%	to	13.41%
	2020	18,954	12.43	to	14.73	249,884	0.00%	to	1.25%	0.00%	to	0.92%	9.55%	to	10.93%
	2019	20,144	11.35	to	13.28	240,585	0.00%	to	1.25%	0.00%	to	0.00%	24.29%	to	25.85%
	2018	19,383	9.13	to	10.55	185,318	0.00%	to	1.25%	0.00%	to	0.00%	(17.57)%	to	(16.52)%

Putnam Small Cap Growth Fund
	2022	7,183	29.66	to	33.42	229,170	0.35%	to	1.25%		0.00%		(28.99)%	to	(28.35)%
	2021	7,143	41.76	to	46.64	320,596	0.35%	to	1.25%	0.00%	to	0.00%	12.71%	to	13.73%
	2020	5,860	37.05	to	41.01	231,763	0.35%	to	1.25%	0.00%	to	0.00%	45.73%	to	47.05%
	2019	4,856	25.43	to	27.89	131,118	0.35%	to	1.25%	0.00%	to	0.00%	35.88%	to	37.11%
	2018	5,511	18.71	to	20.34	105,809	0.35%	to	1.25%	0.00%	to	0.00%	(3.69)%	to	(2.81)%

Royce Small-Cap Total Return Fund
	2022	74,923	11.56	to	12.06	891,339	0.35%	to	1.25%		0.79%		(14.61)%	to	(13.84)%
	2021	87,664	13.54	to	14.00	1,210,965	0.35%	to	1.25%	0.00%	to	0.62%	23.98%	to	25.10%
	2020	78,049	10.92	to	11.19	865,416	0.35%	to	1.25%	1.96%	to	2.01%	2.22%	to	3.14%
	2019	73,729	10.68	to	10.85	794,499	0.35%	to	1.25%	0.71%	to	0.71%	21.56%	to	22.65%
	2018	75,024	8.79	to	8.84	661,717	0.35%	to	1.25%	0.60%	to	0.60%	(78.18)%	to	(76.12)%

Royce Smaller-Companies Growth Fund
	2022	12,519	24.80	to	30.85	342,223	0.00%	to	1.25%		0.00%		193.45%	to	(32.37)%
	2021	14,753	8.45	to	45.61	598,285	0.00%	to	1.25%	0.00%	to	0.00%	(80.03)%	to	6.44%
	2020	15,590	34.88	to	42.32	588,575	0.00%	to	1.25%	0.00%	to	0.00%	47.41%	to	49.26%
	2019	18,410	23.66	to	28.35	463,943	0.00%	to	1.25%	0.00%	to	0.00%	22.13%	to	23.67%
	2018	25,179	19.37	to	22.93	527,307	0.00%	to	1.25%	0.00%	to	0.00%	(11.35)%	to	(10.22)%

Royce Small-Cap Value Fund
	2022	8,803	11.08	to	11.35	97,812	0.75%	to	1.25%		0.24%		(11.17)%	to	(10.73)%
	2021	10,422	12.48	to	12.71	130,219	0.50%	to	1.25%	0.00%	to	0.00%	26.65%	to	28.47%
	2020	19,335	9.85	to	9.99	191,118	0.75%	to	1.25%	1.76%	to	2.17%	(7.63)%	to	(7.17)%
	2019	24,334	10.67	to	10.76	260,270	0.75%	to	1.25%	0.65%	to	0.65%	16.75%	to	17.33%
	2018	19,748	9.14	to	9.17	180,605	0.75%	to	1.25%	0.02%	to	0.16%	(70.10)%	to	(67.75)%

Columbia Large Cap Value Fund
	2022	5,761	21.75	to	24.46	136,766	0.50%	to	1.25%		1.57%		(6.22)%	to	(5.52)%
	2021	5,567	23.19	to	25.89	139,805	0.50%	to	1.25%	1.17%	to	1.36%	22.42%	to	23.34%
	2020	5,808	18.95	to	20.99	117,615	0.50%	to	1.25%	1.77%	to	1.82%	4.32%	to	5.10%
	2019	6,975	18.16	to	19.97	135,535	0.50%	to	1.25%	1.54%	to	1.74%	28.55%	to	29.52%
	2018	7,642	14.13	to	15.42	114,907	0.50%	to	1.25%	1.45%	to	1.58%	(12.02)%	to	(11.35)%

Columbia Small/Mid Cap Value Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	16,124	16.10	to	17.70	263,645	0.50%	to	1.25%	0.89%	to	0.91%	22.15%	to	23.06%
	2018	19,300	13.18	to	14.38	260,623	0.50%	to	1.25%	0.44%	to	0.51%	(17.55)%	to	(16.92)%

Virtus Ceredex Small-Cap Value Equity Fund
	2022	11,405	45.10	to	50.03	553,763	0.50%	to	1.25%		0.72%		(11.43)%	to	(10.76)%
	2021	11,215	50.92	to	56.06	609,750	0.50%	to	1.25%	0.00%	to	0.87%	25.33%	to	26.27%
	2020	17,267	40.63	to	44.40	737,112	0.50%	to	1.25%	0.36%	to	0.38%	(0.63)%	to	0.12%
	2019	17,902	40.89	to	44.34	764,490	0.50%	to	1.25%	1.18%	to	1.38%	15.76%	to	16.63%
	2018	27,317	35.32	to	38.02	1,004,391	0.50%	to	1.25%	1.18%	to	1.29%	(13.79)%	to	(13.14)%

Virtus Ceredex Mid-Cap Value Equity Fund
	2022	14,273	53.71	to	59.58	830,612	0.50%	to	1.25%		0.64%		(15.29)%	to	(14.65)%
	2021	15,247	63.40	to	69.80	1,035,384	0.50%	to	1.25%	0.00%	to	0.00%	27.13%	to	28.09%
	2020	14,003	49.87	to	54.50	742,325	0.50%	to	1.25%	0.46%	to	0.79%	(2.74)%	to	(2.01)%
	2019	24,754	51.28	to	55.61	1,327,407	0.50%	to	1.25%	0.81%	to	0.88%	30.99%	to	31.97%
	2018	25,817	39.15	to	42.14	1,054,317	0.50%	to	1.25%	0.67%	to	0.74%	(9.23)%	to	(8.54)%

RidgeWorth Seix Total Return Bond Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	11,831	12.63	to	12.88	150,802	0.65%	to	0.85%	1.74%	to	1.74%	5.80%	to	6.01%
	2018	11,184	11.94	to	12.15	134,687	0.65%	to	0.85%	1.87%	to	1.87%	(1.33)%	to	(1.13)%

Virtus Ceredex Large-Cap Value Equity Fund
	2022	30	23.05	to	23.05	697	1.25%	to	1.25%		1.02%		(15.40)%	to	(15.40)%
	2021	30	27.25	to	27.25	812	0.50%	to	1.25%	0.00%	to	0.59%	23.69%	to	24.62%
	2020	1,316	22.03	to	23.73	31,080	0.50%	to	1.25%	1.07%	to	1.18%	2.19%	to	2.96%
	2019	1,316	21.56	to	23.05	30,206	0.50%	to	1.25%	0.32%	to	1.45%	28.94%	to	29.91%
	2018	6,520	16.72	to	17.74	115,606	0.50%	to	1.25%	0.07%	to	1.58%	(11.75)%	to	(11.08)%

DWS RREEF Real Estate Securities Fund
	2022	869	22.14	to	22.14	19,244	0.85%	to	0.85%		1.31%		(28.24)%	to	(28.24)%
	2021	869	30.85	to	30.85	26,809	0.85%	to	0.85%	1.08%	to	1.08%	41.32%	to	41.32%
	2020	869	21.83	to	21.83	18,974	0.85%	to	0.85%	1.73%	to	1.73%	(6.00)%	to	(6.00)%
	2019	869	23.23	to	23.23	20,188	0.85%	to	0.85%	1.64%	to	1.64%	28.02%	to	28.02%
	2018	869	18.14	to	18.14	15,769	0.85%	to	0.85%	2.09%	to	2.09%	(4.31)%	to	(4.31)%

DWS CROCI Equity Dividend Fund
	2022	10,079	19.53	to	19.83	198,860	0.35%	to	1.25%		2.49%		0.81%	to	(6.11)%
	2021	10,507	19.37	to	21.12	204,474	0.35%	to	1.25%	0.98%	to	2.44%	17.87%	to	18.93%
	2020	12,058	16.29	to	16.84	198,756	0.35%	to	1.25%	2.37%	to	2.38%	(10.60)%	to	(9.79)%
	2019	11,479	18.06	to	18.84	211,108	0.35%	to	1.25%	1.83%	to	1.84%	27.83%	to	28.98%
	2018	11,754	14.00	to	14.74	166,487	0.35%	to	1.25%	1.68%	to	1.82%	(4.43)%	to	(3.57)%

DWS Capital Growth Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	1,591	77.52	to	77.52	123,329	1.05%	to	1.25%	0.00%	to	0.00%	20.69%	to	23.83%
	2020	477	64.23	to	64.23	30,635	1.25%	to	1.25%	0.00%	to	0.00%	36.53%	to	36.53%
	2019	286	47.04	to	47.04	13,465	1.25%	to	1.25%	0.06%	to	0.06%	34.90%	to	34.90%
	2018	164	34.87	to	34.87	5,726	1.25%	to	1.25%	0.00%	to	0.00%	(3.38)%	to	(3.38)%

DWS Enhanced Emerging Markets Fixed Income
	2022	118	13.19	to	13.56	1,566	1.05%	to	1.25%		5.93%		(20.52)%	to	(20.37)%
	2021	614	16.60	to	17.03	10,422	0.50%	to	1.25%	4.11%	to	19.16%	(2.84)%	to	4.47%
	2020	647	17.09	to	17.50	11,256	1.05%	to	1.25%	4.13%	to	4.35%	3.17%	to	3.38%
	2019	1,008	16.56	to	16.92	16,999	1.05%	to	1.25%	3.77%	to	4.03%	12.90%	to	13.12%
	2018	1,541	14.67	to	14.96	23,000	1.05%	to	1.25%	2.00%	to	3.91%	(7.69)%	to	(7.51)%

SSgA S&P 500 Index Fund
	2022	64,157	34.93	to	43.44	2,674,205	0.00%	to	1.25%		1.45%		(19.26)%	to	(84.03)%
	2021	65,340	43.26	to	272.09	3,319,543	0.00%	to	1.25%	1.77%	to	1.77%	26.95%	to	28.54%
	2020	63,614	34.08	to	41.34	2,565,747	0.00%	to	1.25%	1.33%	to	1.75%	17.14%	to	18.61%
	2019	73,036	29.09	to	34.86	2,347,798	0.00%	to	1.25%	1.84%	to	1.85%	29.63%	to	31.26%
	2018	71,150	22.44	to	26.55	1,754,402	0.00%	to	1.25%	2.13%	to	2.16%	(5.81)%	to	(4.62)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

DWS Core Equity VIP
	2022	571	34.44	to	34.44	19,650	0.70%	to	0.70%		0.79%		(16.12)%	to	(16.12)%
	2021	581	41.05	to	41.05	23,851	0.70%	to	0.70%	0.76%	to	0.76%	24.43%	to	24.43%
	2020	592	33.00	to	33.00	19,542	0.70%	to	0.70%	1.35%	to	1.35%	15.32%	to	15.32%
	2019	604	28.61	to	28.61	17,274	0.70%	to	0.70%	2.05%	to	2.05%	29.39%	to	29.39%
	2018	2,805	22.11	to	22.11	62,022	0.70%	to	0.70%	1.93%	to	1.93%	(6.35)%	to	(6.35)%

DWS International Growth Fund
	2022	9,660	12.95	to	14.14	135,250	0.50%	to	1.25%		0.31%		(29.76)%	to	(34.49)%
	2021	10,161	18.43	to	21.59	199,823	0.50%	to	1.25%	0.00%	to	1.55%	6.55%	to	7.35%
	2020	11,334	17.17	to	19.04	205,750	0.50%	to	1.25%	0.61%	to	0.96%	20.57%	to	21.48%
	2019	9,546	14.13	to	15.79	142,163	0.50%	to	1.25%	0.00%	to	0.72%	29.58%	to	30.55%
	2018	10,527	10.83	to	12.18	119,208	0.50%	to	1.25%	0.67%	to	0.81%	(18.15)%	to	(17.53)%

MassMutual Overseas Fund
	2022	1,492	11.63	to	11.93	17,367	0.75%	to	1.05%		0.12%		(14.82)%	to	(17.45)%
	2021	22,833	13.65	to	14.45	328,781	0.50%	to	1.25%	1.04%	to	1.06%	11.18%	to	12.02%
	2020	22,517	12.28	to	12.90	289,708	0.50%	to	1.25%	0.21%	to	0.21%	7.22%	to	8.03%
	2019	23,874	11.45	to	11.94	284,574	0.50%	to	1.25%	1.85%	to	2.00%	24.62%	to	28.79%
	2018	1,403	9.27	to	9.19	12,999	1.05%	to	1.25%	0.02%	to	1.37%	(17.68)%	to	(16.91)%

MassMutual Total Return Bond Fund
	2022	16,027	9.50	to	10.13	161,270	0.50%	to	1.25%		1.84%		(5.96)%	to	(15.07)%
	2021	19,853	10.10	to	11.93	235,450	0.50%	to	1.25%	0.00%	to	1.24%	(17.02)%	to	(2.70)%
	2020	25,306	11.58	to	12.17	306,916	0.50%	to	1.25%	1.59%	to	1.69%	7.34%	to	8.15%
	2019	26,070	10.79	to	11.25	292,538	0.50%	to	1.25%	2.45%	to	2.76%	7.26%	to	18.21%
	2018	24,142	9.52	to	10.06	250,561	0.00%	to	1.25%	2.70%	to	4.30%	(2.86)%	to	(1.57)%

MassMutual Blue Chip Growth Fund
	2022	2,293,849	14.27	to	21.87	28,286,679	0.00%	to	0.50%		0.30%		(44.88)%	to	(34.61)%
	2021	2,497,865	25.89	to	33.44	46,719,897	0.00%	to	0.50%	0.00%	to	0.00%	16.55%	to	62.76%
	2020	2,865,012	15.91	to	28.69	45,574,697	0.00%	to	0.50%	0.00%	to	0.00%	(26.61)%	to	32.37%
	2019	22	21.67	to	21.67	467	0.50%	to	0.50%	0.00%	to	0.00%	29.62%	to	29.62%
	2018	595	16.72	to	16.72	9,948	0.50%	to	0.50%	0.00%	to	0.00%	7.13%	to	7.13%

MassMutual Mid Cap Growth Fund
	2022	89,446	12.95	to	20.03	1,231,783	0.00%	to	0.75%		0.00%		(36.74)%	to	(26.39)%
	2021	112,408	20.47	to	27.22	2,027,516	0.00%	to	1.25%	0.00%	to	0.00%	13.06%	to	34.59%
	2020	101,116	15.21	to	22.73	1,592,490	0.00%	to	1.25%	0.00%	to	0.00%	(19.31)%	to	24.04%
	2019	6,942	18.33	to	18.85	130,834	0.75%	to	1.25%	0.00%	to	0.00%	28.83%	to	30.68%
	2018	8,210	14.23	to	14.42	118,161	0.75%	to	1.05%	0.00%	to	0.00%	(4.59)%	to	(4.30)%

MassMutual Strategic Bond Fund
	2022	336,333	8.49	to	10.21	3,059,614	0.00%	to	0.85%		1.39%		(16.76)%	to	(18.75)%
	2021	392,191	10.20	to	12.56	4,220,089	0.00%	to	1.25%	0.67%	to	3.27%	(6.85)%	to	(2.83)%
	2020	472,618	10.95	to	12.21	5,169,343	0.00%	to	1.25%	2.52%	to	2.66%	3.01%	to	6.89%
	2019	34,364	10.63	to	11.42	374,551	0.00%	to	1.25%	2.84%	to	3.84%	7.59%	to	10.41%
	2018	21,075	9.88	to	10.35	213,484	0.00%	to	1.25%	0.00%	to	2.41%	(4.45)%	to	0.06%

ClearBridge Appreciation Fund
	2022	21,454	28.93	to	32.19	654,843	0.35%	to	1.25%		0.75%		(13.70)%	to	(12.92)%
	2021	21,848	33.52	to	36.97	770,098	0.35%	to	1.25%	0.52%	to	0.57%	22.04%	to	23.14%
	2020	23,272	27.47	to	30.02	670,259	0.35%	to	1.25%	0.07%	to	0.86%	13.08%	to	14.10%
	2019	23,536	24.29	to	26.31	594,717	0.35%	to	1.25%	1.16%	to	1.36%	28.21%	to	29.36%
	2018	25,688	18.95	to	20.34	507,243	0.35%	to	1.25%	1.00%	to	1.11%	(3.40)%	to	(2.52)%

ClearBridge Aggressive Growth Fund
	2022	2,638	19.25	to	21.91	56,323	0.75%	to	1.25%		0.00%		(26.52)%	to	(27.19)%
	2021	2,193	26.20	to	30.09	63,471	0.35%	to	1.25%	0.00%	to	0.00%	(7.26)%	to	6.25%
	2020	1,831	27.68	to	28.25	49,254	0.75%	to	1.25%	0.20%	to	0.24%	17.98%	to	18.58%
	2019	1,746	23.35	to	23.95	40,166	0.75%	to	1.25%	0.55%	to	0.59%	22.63%	to	23.24%
	2018	1,468	18.94	to	19.53	27,337	0.75%	to	1.25%	0.21%	to	0.22%	(9.12)%	to	(8.66)%

ClearBridge All Cap Value Fund
	2022	1,553	19.49	to	21.13	32,794	0.50%	to	1.25%		1.18%		(8.21)%	to	(8.89)%
	2021	1,562	21.24	to	23.20	36,198	0.50%	to	1.25%	1.21%	to	1.48%	24.44%	to	25.38%
	2020	1,553	16.94	to	18.64	28,928	0.50%	to	1.25%	1.54%	to	1.72%	(2.39)%	to	(1.65)%
	2019	1,553	17.22	to	19.10	29,637	0.50%	to	1.25%	0.04%	to	1.50%	21.00%	to	21.91%
	2018	1,981	14.13	to	15.78	30,551	0.50%	to	1.25%	0.75%	to	0.76%	(15.76)%	to	(15.12)%

ClearBridge Mid Cap Fund
	2022	28,959	46.13	to	52.24	1,472,537	0.35%	to	1.25%		0.00%		(26.16)%	to	(25.49)%
	2021	28,124	62.48	to	70.12	1,923,802	0.35%	to	1.25%	0.00%	to	0.00%	26.95%	to	28.10%
	2020	28,049	49.21	to	54.74	1,501,438	0.35%	to	1.25%	0.00%	to	0.00%	14.67%	to	15.71%
	2019	26,665	42.92	to	47.31	1,235,654	0.35%	to	1.25%	0.42%	to	0.44%	31.13%	to	32.32%
	2018	25,788	32.73	to	35.75	907,012	0.35%	to	1.25%	0.17%	to	0.19%	(14.00)%	to	(13.22)%

ClearBridge Small Cap Growth Fund
	2022	27,066	27.81	to	30.06	892,683	0.35%	to	1.25%		0.00%		(29.07)%	to	(44.60)%
	2021	29,217	39.21	to	54.26	1,363,504	0.35%	to	1.25%	0.00%	to	0.00%	10.51%	to	11.51%
	2020	28,165	35.16	to	46.14	1,178,168	0.35%	to	1.25%	0.00%	to	0.00%	41.67%	to	42.95%
	2019	29,861	24.60	to	32.57	882,702	0.35%	to	1.25%	0.00%	to	0.00%	23.67%	to	24.79%
	2018	35,371	19.71	to	26.34	833,326	0.35%	to	1.25%	0.00%	to	0.00%	2.86%	to	3.80%

Thornburg International Equity Fund
	2022	139,988	15.15	to	17.02	2,588,878	0.00%	to	1.25%		1.65%		(17.13)%	to	(51.88)%
	2021	144,344	18.28	to	35.36	3,215,703	0.00%	to	1.25%	0.00%	to	1.01%	7.09%	to	53.23%
	2020	163,529	17.07	to	19.66	3,462,480	0.00%	to	1.25%	0.00%	to	0.00%	20.63%	to	22.15%
	2019	174,862	13.97	to	16.30	3,056,152	0.00%	to	1.25%	1.14%	to	1.15%	26.79%	to	28.39%
	2018	192,663	10.88	to	12.85	2,662,323	0.00%	to	1.25%	0.87%	to	0.89%	(21.22)%	to	(20.22)%

Thornburg Small/Mid Cap Core Fund
	2022	19,655	21.68	to	42.15	479,344	0.00%	to	1.25%		0.12%		(19.49)%	to	(29.09)%
	2021	21,225	26.93	to	59.44	649,408	0.00%	to	1.25%	0.00%	to	0.28%	13.78%	to	100.49%
	2020	21,982	23.67	to	26.42	595,675	0.00%	to	1.25%	0.00%	to	0.00%	10.31%	to	11.70%
	2019	46,543	21.19	to	23.95	1,554,460	0.00%	to	1.25%	0.38%	to	0.41%	27.26%	to	28.86%
	2018	57,440	16.44	to	18.82	1,470,025	0.00%	to	1.25%	0.22%	to	0.28%	(10.85)%	to	(9.72)%

Thornburg Small/Mid Cap Growth Fund
	2022	22,288	18.21	to	20.78	527,697	0.35%	to	1.25%		0.00%		(68.87)%	to	(68.35)%
	2021	26,386	58.51	to	65.66	925,960	0.35%	to	1.25%	0.00%	to	0.00%	72.55%	to	125.03%
	2020	27,049	29.18	to	33.91	1,016,176	0.35%	to	1.25%	0.00%	to	0.00%	39.63%	to	40.89%
	2019	29,883	20.71	to	24.28	781,070	0.35%	to	1.25%	0.00%	to	0.00%	27.12%	to	28.27%
	2018	35,787	16.15	to	19.10	703,606	0.35%	to	1.25%	0.00%	to	0.00%	(3.94)%	to	(3.06)%

Timothy Plan Large/Mid Cap Value Fund
	2022	7,180	31.31	to	36.76	238,688	0.00%	to	1.25%		0.18%		(12.86)%	to	(11.77)%
	2021	7,451	35.93	to	41.67	285,719	0.00%	to	1.25%	0.00%	to	0.00%	22.63%	to	26.90%
	2020	6,048	29.30	to	32.83	181,719	0.00%	to	1.05%	0.20%	to	0.21%	11.89%	to	13.07%
	2019	6,616	26.19	to	29.04	177,348	0.00%	to	1.05%	0.43%	to	0.53%	26.87%	to	27.78%
	2018	8,434	20.49	to	22.89	178,134	0.00%	to	1.25%	0.20%	to	0.30%	(10.04)%	to	(8.90)%

T. Rowe Price Growth Stock Fund, Inc.
	2022	155,593	25.99	to	29.91	4,214,916	0.35%	to	1.25%		0.00%		(41.18)%	to	(40.65)%
	2021	191,685	44.18	to	50.40	8,907,863	0.00%	to	1.25%	0.00%	to	0.00%	8.87%	to	17.90%
	2020	193,455	37.47	to	90.58	7,577,668	0.00%	to	1.25%	0.00%	to	0.00%	34.51%	to	190.18%
	2019	204,862	27.86	to	31.21	5,942,989	0.35%	to	1.25%	0.00%	to	0.00%	(41.96)%	to	28.51%
	2018	266,819	21.68	to	53.78	6,155,694	0.00%	to	1.25%	0.00%	to	0.00%	(9.25)%	to	(2.77)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

T. Rowe Price Equity Income Fund
	2022	57,263	20.10	to	23.14	1,215,021	0.35%	to	1.25%		1.52%		(5.00)%	to	(4.14)%
	2021	58,435	21.16	to	24.14	1,300,242	0.15%	to	1.25%	0.00%	to	3.82%	23.37%	to	24.73%
	2020	80,684	17.15	to	21.78	1,460,515	0.15%	to	1.25%	1.83%	to	53.37%	(0.52)%	to	12.74%
	2019	82,157	17.24	to	19.32	1,488,422	0.35%	to	1.25%	1.88%	to	1.88%	12.15%	to	24.34%
	2018	83,530	13.87	to	17.23	1,224,605	0.15%	to	1.25%	1.60%	to	1.62%	(10.97)%	to	0.51%

T. Rowe Price Retirement 2010 Fund
	2022	25,534	15.46	to	18.57	413,259	0.00%	to	1.25%		2.10%		(15.49)%	to	(14.43)%
	2021	29,417	18.30	to	21.70	566,342	0.00%	to	1.25%	0.00%	to	0.46%	6.87%	to	8.22%
	2020	43,739	17.12	to	20.06	781,679	0.00%	to	1.25%	0.03%	to	2.19%	9.97%	to	11.35%
	2019	67,215	15.57	to	18.01	1,122,474	0.00%	to	1.25%	1.27%	to	1.90%	14.13%	to	15.57%
	2018	69,065	13.64	to	15.59	1,006,301	0.00%	to	1.25%	1.71%	to	1.74%	(5.29)%	to	(4.09)%

T. Rowe Price Retirement 2020 Fund
	2022	438,455	17.44	to	20.95	8,329,517	0.00%	to	1.25%		1.77%		(16.16)%	to	(15.10)%
	2021	497,724	20.80	to	24.68	11,224,938	0.00%	to	1.25%	0.00%	to	1.06%	8.56%	to	9.92%
	2020	575,564	19.16	to	22.45	11,866,646	0.00%	to	1.25%	0.00%	to	1.22%	11.27%	to	12.67%
	2019	678,284	17.22	to	19.93	12,445,802	0.00%	to	1.25%	0.32%	to	1.65%	17.27%	to	18.74%
	2018	709,408	14.69	to	16.78	11,061,079	0.00%	to	1.25%	1.42%	to	1.43%	(6.61)%	to	(5.43)%

T. Rowe Price Retirement 2030 Fund
	2022	720,357	19.25	to	23.12	15,039,694	0.00%	to	1.25%		1.19%		(18.45)%	to	(17.42)%
	2021	755,403	23.60	to	28.00	19,236,059	0.00%	to	1.25%	0.00%	to	0.57%	11.60%	to	13.01%
	2020	797,121	21.15	to	24.78	18,072,702	0.00%	to	1.25%	0.78%	to	0.91%	13.88%	to	15.31%
	2019	785,498	18.57	to	21.49	15,550,100	0.00%	to	1.25%	0.17%	to	1.45%	20.38%	to	21.89%
	2018	789,352	15.43	to	17.63	12,947,880	0.00%	to	1.25%	1.09%	to	1.20%	(7.91)%	to	(6.74)%

T. Rowe Price Retirement 2040 Fund
	2022	406,478	20.61	to	24.76	9,050,046	0.00%	to	1.25%		0.87%		(20.27)%	to	(19.27)%
	2021	399,472	25.85	to	30.66	11,095,028	0.00%	to	1.25%	0.00%	to	0.27%	14.32%	to	15.76%
	2020	412,331	22.61	to	26.49	9,938,512	0.00%	to	1.25%	0.48%	to	0.61%	16.08%	to	17.54%
	2019	427,115	19.48	to	22.54	8,834,543	0.00%	to	1.25%	0.48%	to	1.21%	22.50%	to	24.04%
	2018	430,921	15.90	to	18.17	7,264,231	0.00%	to	1.25%	0.89%	to	0.91%	(8.89)%	to	(7.74)%

T. Rowe Price Retirement 2050 Fund
	2022	288,353	20.93	to	25.14	6,509,649	0.00%	to	1.25%		0.65%		(20.56)%	to	(19.56)%
	2021	254,097	26.34	to	31.25	7,169,320	0.00%	to	1.25%	0.00%	to	0.22%	15.37%	to	16.82%
	2020	245,458	22.83	to	26.75	5,955,910	0.00%	to	1.25%	0.51%	to	0.64%	16.57%	to	18.04%
	2019	205,564	19.59	to	22.66	4,249,000	0.00%	to	1.25%	0.04%	to	1.11%	23.13%	to	24.67%
	2018	198,308	15.91	to	18.18	3,320,040	0.00%	to	1.25%	0.79%	to	0.96%	(9.12)%	to	(7.97)%

T. Rowe Price Retirement Balanced Fund
	2022	52,602	14.80	to	16.89	835,785	0.35%	to	1.25%		2.39%		(14.59)%	to	(13.82)%
	2021	58,918	17.33	to	19.60	1,094,230	0.00%	to	1.25%	0.00%	to	0.00%	6.52%	to	7.86%
	2020	56,672	16.27	to	19.06	981,343	0.00%	to	1.25%	0.29%	to	0.90%	9.51%	to	10.88%
	2019	57,698	14.86	to	17.19	909,109	0.00%	to	1.25%	1.37%	to	1.52%	13.33%	to	14.75%
	2018	58,198	13.11	to	14.98	805,122	0.00%	to	1.25%	1.29%	to	1.33%	(4.98)%	to	(3.78)%

UBS Global Allocation Fund
	2022	1,044	13.95	to	14.72	14,862	0.50%	to	1.25%		0.00%		(17.41)%	to	(18.02)%
	2021	1,126	16.89	to	17.96	19,333	0.50%	to	1.25%	1.11%	to	1.12%	6.60%	to	7.40%
	2020	996	15.73	to	16.84	16,142	0.50%	to	1.25%	0.60%	to	0.81%	12.19%	to	13.03%
	2019	657	13.91	to	15.01	9,501	0.50%	to	1.25%	2.93%	to	4.37%	17.26%	to	18.14%
	2018	340	11.78	to	12.80	4,047	0.50%	to	1.25%	0.00%	to	0.00%	(8.88)%	to	(8.19)%

UBS US Allocation Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	237	20.59	to	20.59	4,883	0.85%	to	0.85%	0.38%	to	0.38%	22.38%	to	22.38%
	2018	580	16.83	to	16.83	9,757	0.85%	to	0.85%	1.05%	to	1.05%	(8.68)%	to	(8.68)%

Vanguard Small-Cap Index Fund
	2022	186,534	18.12	to	18.12	3,379,999	0.00%	to	0.00%		1.43%		(17.61)%	to	(17.61)%
	2021	197,943	21.99	to	21.99	4,353,460	0.00%	to	—	1.25%	to	1.25%	17.73%	to	17.73%
	2020	216,061	18.68	to	18.68	4,036,207	0.00%	to	—	1.43%	to	1.43%	19.11%	to	19.11%
	2019	234,331	15.68	to	15.68	3,675,303	0.00%	to	—	1.46%	to	1.46%	27.37%	to	27.37%
	2018	267,809	12.31	to	12.31	3,297,845	0.00%	to	—	1.40%	to	1.40%	(9.31)%	to	(9.31)%

Vanguard Mid-Cap Index Fund
	2022	113,755	19.40	to	19.40	2,206,315	0.00%	to	0.00%		1.49%		(18.71)%	to	(18.71)%
	2021	119,467	23.86	to	23.86	2,850,278	0.00%	to	—	1.19%	to	1.19%	24.51%	to	24.51%
	2020	134,779	19.16	to	19.16	2,582,602	0.00%	to	—	1.71%	to	1.71%	18.24%	to	18.24%
	2019	147,569	16.21	to	16.21	2,391,472	0.00%	to	—	1.58%	to	1.58%	31.03%	to	31.03%
	2018	168,540	12.37	to	12.37	2,084,480	0.00%	to	—	1.55%	to	1.55%	(9.23)%	to	(9.23)%

Vanguard Total Bond Market Index Fund
	2022	84,643	10.90	to	10.90	922,674	0.00%	to	0.00%		2.36%		(13.18)%	to	(13.18)%
	2021	88,088	12.56	to	12.56	1,106,186	0.00%	to	—	1.87%	to	1.87%	(1.67)%	to	(1.67)%
	2020	92,580	12.77	to	12.77	1,182,329	0.00%	to	—	2.26%	to	2.26%	7.74%	to	7.74%
	2019	104,365	11.85	to	11.85	1,236,885	0.00%	to	—	2.78%	to	2.78%	8.73%	to	8.73%
	2018	99,020	10.90	to	10.90	1,079,328	0.00%	to	—	2.78%	to	2.78%	(0.02)%	to	(0.02)%

Vanguard Total Stock Market Index Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	137,930	17.55	to	17.55	2,421,282	0.00%	to	—	1.91%	to	1.91%	30.81%	to	30.81%
	2018	162,879	13.42	to	13.42	2,185,872	0.00%	to	—	1.78%	to	1.78%	(5.17)%	to	(5.17)%

Victory Diversified Stock Fund
	2022	11,033	16.89	to	31.26	355,754	0.00%	to	1.25%		0.30%		(26.08)%	to	(31.45)%
	2021	13,113	22.85	to	45.60	522,144	0.00%	to	1.25%	0.00%	to	0.02%	17.91%	to	34.17%
	2020	17,408	19.38	to	29.01	507,262	0.00%	to	1.25%	0.26%	to	0.26%	10.62%	to	12.18%
	2019	17,844	17.52	to	25.86	463,610	0.00%	to	1.25%	0.39%	to	0.40%	20.74%	to	27.64%
	2018	29,282	14.51	to	20.26	605,284	0.00%	to	1.25%	0.37%	to	0.37%	(23.79)%	to	(14.44)%

Victory Special Value Fund
	2022	42,191	24.82	to	30.58	1,065,392	0.00%	to	1.25%		0.00%		(19.67)%	to	(18.66)%
	2021	42,053	30.89	to	37.59	1,320,795	0.00%	to	1.25%	0.00%	to	0.00%	33.76%	to	35.44%
	2020	48,531	23.10	to	27.76	1,099,019	0.00%	to	1.25%	0.00%	to	0.00%	11.83%	to	13.24%
	2019	56,796	20.65	to	24.51	1,155,694	0.00%	to	1.25%	0.13%	to	0.38%	26.49%	to	28.08%
	2018	65,616	16.33	to	19.14	1,041,397	0.00%	to	1.25%	0.10%	to	0.13%	(14.41)%	to	(13.33)%

Victory Sycamore Small Company Opportunity Fund
	2022	86,338	31.25	to	37.54	2,988,974	0.00%	to	1.25%		0.26%		(8.06)%	to	(6.91)%
	2021	104,127	33.99	to	40.33	3,899,148	0.00%	to	1.25%	0.00%	to	0.00%	10.81%	to	23.58%
	2020	111,831	27.51	to	46.80	3,366,300	0.00%	to	1.25%	0.00%	to	0.38%	3.09%	to	51.58%
	2019	127,715	26.68	to	30.87	3,676,006	0.00%	to	1.25%	0.27%	to	0.45%	(17.65)%	to	24.94%
	2018	178,923	21.36	to	37.49	4,145,915	0.00%	to	1.25%	0.24%	to	0.31%	(19.76)%	to	(9.69)%

Victory Sycamore Established Value Fund
	2022	441,345	65.86	to	78.28	9,125,226	0.00%	to	1.25%		1.56%		(4.03)%	to	(2.82)%
	2021	487,921	68.63	to	80.56	10,346,010	0.00%	to	1.25%	0.00%	to	1.25%	29.85%	to	31.48%
	2020	150,297	52.85	to	61.27	9,135,280	0.00%	to	1.25%	1.28%	to	1.28%	6.46%	to	7.80%
	2019	172,419	49.65	to	56.84	9,739,927	0.00%	to	1.25%	1.12%	to	1.16%	26.77%	to	71.97%
	2018	204,705	33.05	to	39.16	9,013,493	0.00%	to	1.25%	0.94%	to	0.98%	(18.56)%	to	(11.35)%

Invesco Small Cap Discovery Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	67,627	25.44	to	25.56	1,649,731	0.00%	to	1.25%	0.00%	to	0.00%	26.94%	to	28.53%
	2018	76,661	19.88	to	20.05	1,461,569	0.00%	to	1.25%	0.00%	to	0.00%	(6.53)%	to	(5.35)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Invesco Comstock Fund
	2022	109,579	26.47	to	33.63	3,607,828	0.00%	to	1.25%		1.72%		(21.64)%	to	(22.58)%
	2021	109,813	33.78	to	43.44	3,714,749	0.00%	to	1.25%	0.00%	to	0.00%	31.66%	to	33.32%
	2020	182,331	25.66	to	32.59	4,681,082	0.00%	to	1.25%	2.29%	to	2.30%	(2.02)%	to	(0.79)%
	2019	214,500	26.18	to	32.84	5,493,744	0.00%	to	1.25%	2.02%	to	2.12%	23.79%	to	25.34%
	2018	222,271	21.15	to	26.20	4,706,112	0.00%	to	1.25%	1.42%	to	1.46%	(13.33)%	to	(12.24)%

Invesco Equity and Income Fund
	2022	440,066	31.10	to	40.36	10,882,579	0.00%	to	1.25%		1.71%		(8.86)%	to	(7.72)%
	2021	520,065	34.12	to	43.74	14,904,193	0.00%	to	1.25%	0.00%	to	0.00%	16.56%	to	299.08%
	2020	545,140	10.96	to	29.27	13,921,780	0.00%	to	1.25%	1.81%	to	1.83%	6.51%	to	8.61%
	2019	609,571	10.29	to	26.95	14,148,533	0.00%	to	1.25%	0.00%	to	1.90%	12.83%	to	18.58%
	2018	655,677	9.12	to	22.73	13,233,277	0.00%	to	1.25%	1.91%	to	1.96%	(16.79)%	to	(10.78)%

Invesco Growth and Income Fund
	2022	78,245	26.51	to	27.93	1,915,794	0.35%	to	1.25%		1.47%		(7.10)%	to	(10.84)%
	2021	88,870	28.53	to	31.33	2,337,880	0.35%	to	1.25%	0.00%	to	0.48%	27.04%	to	47.07%
	2020	97,345	20.26	to	22.46	2,015,688	0.50%	to	1.25%	2.08%	to	2.09%	1.08%	to	1.84%
	2019	117,029	19.89	to	22.22	2,429,848	0.50%	to	1.25%	1.86%	to	1.89%	23.69%	to	24.62%
	2018	121,598	15.96	to	17.97	2,047,819	0.50%	to	1.25%	1.44%	to	1.48%	(14.54)%	to	(13.90)%

Invesco Mid Cap Growth Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	50,462	25.39	to	27.93	1,358,881	0.50%	to	1.25%	0.00%	to	0.00%	32.43%	to	33.42%
	2018	54,588	19.03	to	21.09	1,104,522	0.50%	to	1.25%	0.00%	to	0.00%	(6.98)%	to	(6.27)%

Invesco Quality Income Fund
	2022	118	11.59	to	12.13	1,411	0.75%	to	1.25%		2.81%		(13.63)%	to	(13.20)%
	2021	90	13.41	to	13.97	1,239	0.50%	to	1.25%	1.40%	to	2.99%	(2.95)%	to	(2.22)%
	2020	134	13.82	to	14.82	1,939	0.50%	to	1.25%	2.94%	to	3.69%	4.22%	to	8.34%
	2019	70	13.26	to	13.68	935	0.75%	to	1.25%	3.75%	to	3.94%	4.66%	to	5.19%
	2018	57	12.67	to	13.00	734	0.75%	to	1.25%	3.94%	to	3.97%	(1.40)%	to	(0.90)%

Invesco Small Cap Value Fund
	2022	11,238	67.76	to	76.74	788,905	0.35%	to	1.25%		0.28%		3.03%	to	3.96%
	2021	14,454	65.77	to	73.82	984,959	0.00%	to	1.25%	0.00%	to	0.00%	34.82%	to	36.51%
	2020	14,074	48.79	to	56.56	711,116	0.00%	to	1.25%	0.00%	to	0.42%	9.43%	to	10.81%
	2019	17,812	44.58	to	51.04	831,667	0.00%	to	1.25%	0.00%	to	0.00%	30.41%	to	32.05%
	2018	22,125	34.18	to	38.65	793,819	0.00%	to	1.25%	0.00%	to	0.00%	(26.22)%	to	(25.29)%

Invesco American Value Fund
	2022	8,963	50.89	to	57.63	477,866	0.35%	to	1.25%		0.22%		(4.45)%	to	(3.59)%
	2021	11,042	53.26	to	59.77	611,575	0.35%	to	1.25%	0.00%	to	0.21%	25.91%	to	27.05%
	2020	11,945	42.30	to	47.05	524,006	0.35%	to	1.25%	0.47%	to	0.49%	—	to	5.37%
	2019	2,592	42.30	to	44.65	111,746	0.75%	to	1.25%	0.00%	to	0.00%	23.07%	to	23.69%
	2018	2,468	34.37	to	36.10	86,329	0.75%	to	1.25%	0.24%	to	0.38%	(13.92)%	to	(13.49)%

Invesco Value Opportunities Fund
	2022	891	24.78	to	26.59	22,573	0.65%	to	1.25%		0.02%		0.10%	to	(2.49)%
	2021	25,647	24.76	to	27.26	697,466	0.35%	to	1.25%	0.00%	to	0.59%	33.91%	to	35.12%
	2020	26,363	18.49	to	20.18	530,792	0.35%	to	1.25%	0.30%	to	0.43%	4.17%	to	5.11%
	2019	28,306	17.75	to	19.20	542,446	0.35%	to	1.25%	0.00%	to	0.00%	28.26%	to	29.42%
	2018	31,223	13.84	to	14.83	462,754	0.35%	to	1.25%	0.00%	to	0.00%	(20.71)%	to	(19.99)%

Invesco Diversified Dividend Fund
	2022	20,248	17.89	to	23.92	461,284	0.35%	to	1.25%		1.95%		(1.91)%	to	(10.29)%
	2021	21,767	18.24	to	26.66	513,304	0.35%	to	1.25%	0.00%	to	2.00%	17.56%	to	18.62%
	2020	27,668	15.38	to	20.93	516,498	0.35%	to	1.25%	2.49%	to	2.51%	(1.04)%	to	(0.15)%
	2019	28,124	15.40	to	21.15	528,355	0.35%	to	1.25%	2.42%	to	2.48%	23.67%	to	24.79%
	2018	26,575	12.34	to	17.10	393,448	0.35%	to	1.25%	1.75%	to	2.17%	(8.90)%	to	(8.07)%

Invesco American Franchise Fund
	2022	20,503	25.83	to	29.38	570,428	0.15%	to	1.25%		0.00%		(32.00)%	to	(31.24)%
	2021	25,414	37.98	to	42.73	1,036,004	0.15%	to	1.25%	0.00%	to	0.00%	10.46%	to	11.68%
	2020	26,103	34.38	to	38.26	959,536	0.15%	to	1.25%	0.00%	to	0.00%	40.41%	to	41.96%
	2019	25,357	24.49	to	26.95	656,577	0.15%	to	1.25%	0.00%	to	0.00%	34.82%	to	36.31%
	2018	34,868	18.16	to	19.77	669,484	0.15%	to	1.25%	0.00%	to	0.00%	(4.98)%	to	(2.63)%

Invesco Global Core Equity Fund
	2022	3,336	14.08	to	15.38	47,580	0.50%	to	1.25%		0.03%		(23.16)%	to	(22.59)%
	2021	4,205	18.33	to	19.86	77,734	0.15%	to	1.25%	0.84%	to	3.16%	14.24%	to	19.50%
	2020	3,907	16.04	to	17.26	63,201	0.50%	to	1.25%	0.18%	to	0.18%	11.23%	to	12.07%
	2019	3,514	14.42	to	15.40	51,090	0.50%	to	1.25%	0.00%	to	1.37%	20.61%	to	22.98%
	2018	4,047	11.73	to	12.77	48,668	0.15%	to	1.25%	1.13%	to	1.16%	(15.96)%	to	(13.01)%

Vanguard 500 Index Fund
	2022	299,194	22.38	to	22.38	6,697,442	0.00%	to	0.00%		1.55%		(18.15)%	to	(18.15)%
	2021	326,674	27.35	to	27.35	8,934,097	0.00%	to	—	1.37%	to	1.37%	28.66%	to	28.66%
	2020	340,293	21.26	to	21.26	7,233,185	0.00%	to	—	1.90%	to	1.90%	18.37%	to	18.37%
	2019	276,805	17.96	to	17.96	4,970,767	0.00%	to	—	2.03%	to	2.03%	31.46%	to	31.46%
	2018	328,297	13.66	to	13.66	4,484,724	0.00%	to	—	1.84%	to	1.84%	(4.43)%	to	(4.43)%

Allspring International Equity Fund
	2022	2,494	10.00	to	10.40	25,605	0.50%	to	0.75%		2.23%		(23.13)%	to	(12.01)%
	2021	4,781	13.01	to	11.82	56,158	0.00%	to	1.25%	0.00%	to	1.42%	4.48%	to	15.89%
	2020	4,788	11.23	to	13.40	53,504	0.50%	to	1.25%	0.71%	to	0.84%	3.22%	to	4.00%
	2019	6,619	10.79	to	12.98	71,231	0.50%	to	1.25%	2.20%	to	2.36%	0.89%	to	13.58%
	2018	8,779	10.70	to	11.43	83,074	0.00%	to	1.25%	3.15%	to	4.27%	(19.85)%	to	(18.21)%

Allspring Core Bond Fund
	2022	7,012	10.73	to	11.78	79,543	0.50%	to	1.25%		1.81%		(14.80)%	to	(14.16)%
	2021	6,146	12.59	to	13.73	81,308	0.50%	to	1.25%	0.83%	to	0.84%	(3.24)%	to	(2.51)%
	2020	6,322	13.01	to	14.08	85,590	0.50%	to	1.25%	1.40%	to	1.50%	7.06%	to	7.87%
	2019	7,328	12.16	to	13.05	91,608	0.50%	to	1.25%	2.12%	to	2.21%	6.78%	to	7.58%
	2018	6,983	11.38	to	12.13	81,341	0.50%	to	1.25%	2.27%	to	2.36%	(1.89)%	to	(1.15)%

Columbia Seligman Technology and Information Fund
	2022	9,707	65.10	to	69.80	646,416	0.00%	to	1.25%		0.00%		(31.23)%	to	(36.18)%
	2021	11,157	94.67	to	109.37	1,080,346	0.00%	to	1.25%	0.00%	to	0.00%	37.20%	to	38.93%
	2020	11,974	68.15	to	74.91	843,168	0.00%	to	1.25%	0.51%	to	0.57%	42.50%	to	44.29%
	2019	11,140	47.23	to	52.57	539,910	0.00%	to	1.25%	0.00%	to	0.00%	52.02%	to	53.93%
	2018	14,872	30.68	to	34.58	462,194	0.00%	to	1.25%	0.00%	to	0.00%	(8.92)%	to	(7.77)%

Columbia Seligman Global Technology Fund
	2022	9,584	53.33	to	61.39	562,468	0.35%	to	1.25%		0.00%		(32.54)%	to	(31.93)%
	2021	9,273	79.05	to	90.18	801,197	0.35%	to	1.25%	0.00%	to	0.00%	37.14%	to	38.38%
	2020	11,654	57.64	to	65.17	726,409	0.35%	to	1.25%	0.34%	to	0.34%	44.14%	to	45.44%
	2019	11,157	39.99	to	44.81	479,123	0.35%	to	1.25%	0.00%	to	0.00%	52.94%	to	54.32%
	2018	12,540	26.15	to	29.04	347,867	0.35%	to	1.25%	0.00%	to	0.00%	(9.92)%	to	(9.10)%

Columbia Select Small Cap Value Fund
	2022	29	15.65	to	15.65	454	0.75%	to	0.75%		0.86%		(15.79)%	to	(15.79)%
	2021	29	18.58	to	18.58	536	0.50%	to	0.75%	0.22%	to	0.56%	30.53%	to	32.43%
	2020	29	14.23	to	14.23	413	0.75%	to	0.75%	0.25%	to	0.25%	9.01%	to	9.01%
	2019	29	13.06	to	13.06	381	0.75%	to	0.75%	0.03%	to	0.03%	17.35%	to	18.17%
	2018	2,770	11.05	to	11.13	30,786	0.50%	to	0.75%	0.14%	to	0.16%	(14.00)%	to	(13.79)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

TIAA-CREF Large Cap Value Index Fund
	2022	116,179	25.48	to	29.22	3,367,962	0.00%	to	1.25%		1.81%		(8.89)%	to	(7.74)%
	2021	136,535	27.97	to	31.68	4,274,177	0.00%	to	1.25%	1.59%	to	1.66%	23.21%	to	24.75%
	2020	140,736	22.70	to	25.39	3,532,610	0.00%	to	1.25%	2.34%	to	2.43%	1.34%	to	2.62%
	2019	125,065	22.40	to	24.74	3,064,899	0.00%	to	1.25%	2.61%	to	2.65%	24.53%	to	26.09%
	2018	118,942	17.99	to	19.62	2,316,667	0.00%	to	1.25%	1.74%	to	2.19%	(9.67)%	to	(8.53)%

TIAA-CREF Large Cap Growth Fund
	2022	85,394	35.27	to	40.45	3,423,243	0.00%	to	1.25%		0.59%		(30.23)%	to	(29.36)%
	2021	89,097	50.55	to	57.26	5,013,687	0.00%	to	1.25%	0.61%	to	0.62%	25.63%	to	27.21%
	2020	95,604	40.24	to	45.01	4,224,733	0.00%	to	1.25%	0.55%	to	0.62%	36.35%	to	38.07%
	2019	105,867	29.51	to	32.60	3,403,984	0.00%	to	1.25%	0.76%	to	0.92%	34.26%	to	35.95%
	2018	112,286	21.98	to	23.98	2,658,997	0.00%	to	1.25%	0.98%	to	1.30%	(3.03)%	to	(1.81)%

TIAA-CREF Bond Index Fund
	2022	19,731	9.63	to	10.63	204,112	0.35%	to	1.25%		2.11%		(14.61)%	to	(13.84)%
	2021	39,578	11.28	to	12.34	473,848	0.35%	to	1.25%	0.18%	to	1.61%	(3.27)%	to	(1.07)%
	2020	36,438	11.66	to	12.47	446,387	0.50%	to	1.25%	1.92%	to	1.95%	5.99%	to	6.79%
	2019	23,625	11.00	to	11.68	271,647	0.50%	to	1.25%	2.39%	to	2.44%	6.78%	to	7.59%
	2018	22,509	10.30	to	10.86	241,725	0.50%	to	1.25%	2.45%	to	2.47%	(1.60)%	to	(0.86)%

TIAA-CREF Equity Index Fund
	2022	143,427	29.95	to	34.35	4,833,312	0.00%	to	1.25%		1.22%		(20.37)%	to	(19.37)%
	2021	135,710	37.61	to	42.60	5,686,839	0.00%	to	1.25%	0.00%	to	1.03%	23.72%	to	25.27%
	2020	146,256	30.40	to	34.00	4,870,357	0.00%	to	1.25%	1.40%	to	1.54%	19.07%	to	20.57%
	2019	138,405	25.53	to	28.20	3,839,137	0.00%	to	1.25%	1.29%	to	1.67%	28.96%	to	30.59%
	2018	146,888	19.80	to	21.60	3,120,220	0.00%	to	1.25%	1.28%	to	1.54%	(6.72)%	to	(5.54)%

MM MSCI EAFE® International Index Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	43,019	12.78	to	14.06	585,122	0.00%	to	1.25%	0.00%	to	4.50%	9.08%	to	10.45%
	2020	43,091	11.72	to	12.73	529,429	0.00%	to	1.25%	2.24%	to	2.31%	5.93%	to	7.26%
	2019	35,142	11.06	to	11.87	404,863	0.00%	to	1.25%	0.00%	to	3.35%	19.85%	to	21.35%
	2018	33,674	9.23	to	9.78	321,221	0.00%	to	1.25%	2.27%	to	2.90%	(15.11)%	to	(14.04)%

MassMutual RetireSMARTSM by JPMorgan 2015 Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	33,491	10.65	to	11.29	374,875	0.00%	to	1.25%	2.72%	to	2.78%	(4.83)%	to	(3.62)%

MassMutual RetireSMARTSM by JPMorgan 2020 Fund
	2022	45,949	12.02	to	13.00	576,678	0.35%	to	1.25%		2.20%		(15.57)%	to	(14.81)%
	2021	49,636	14.24	to	15.26	735,934	0.35%	to	1.25%	2.94%	to	4.50%	5.72%	to	6.68%
	2020	47,041	13.47	to	14.30	654,363	0.35%	to	1.25%	3.54%	to	5.61%	8.40%	to	10.32%
	2019	29,200	12.42	to	12.97	371,608	0.50%	to	1.25%	2.19%	to	2.90%	14.65%	to	15.51%
	2018	30,454	10.84	to	11.22	335,458	0.50%	to	1.25%	2.30%	to	2.65%	(5.41)%	to	(4.70)%

MassMutual RetireSMARTSM by JPMorgan 2025 Fund
	2022	143,564	12.80	to	14.27	1,948,747	0.00%	to	1.25%		2.30%		(16.61)%	to	(15.57)%
	2021	149,640	15.35	to	16.90	2,416,243	0.00%	to	1.25%	3.13%	to	4.89%	8.25%	to	9.61%
	2020	122,355	14.18	to	15.42	1,802,856	0.00%	to	1.25%	3.10%	to	3.26%	9.57%	to	10.95%
	2019	92,001	12.94	to	13.90	1,228,380	0.00%	to	1.25%	2.24%	to	2.74%	17.46%	to	18.94%
	2018	76,907	11.02	to	11.69	867,779	0.00%	to	1.25%	2.70%	to	2.75%	(6.22)%	to	(5.03)%

MassMutual RetireSMARTSM by JPMorgan 2030 Fund
	2022	113,984	13.32	to	14.40	1,584,312	0.35%	to	1.25%		2.05%		(17.07)%	to	(16.32)%
	2021	116,377	16.06	to	17.21	1,940,833	0.35%	to	1.25%	2.85%	to	2.93%	10.26%	to	11.25%
	2020	135,358	14.56	to	15.47	2,044,881	0.35%	to	1.25%	1.53%	to	2.94%	10.03%	to	11.98%
	2019	129,179	13.24	to	13.81	1,749,597	0.50%	to	1.25%	1.87%	to	2.14%	19.45%	to	20.35%
	2018	126,658	11.08	to	11.48	1,431,943	0.50%	to	1.25%	2.63%	to	3.23%	(7.02)%	to	(6.31)%

MassMutual RetireSMARTSM by JPMorgan 2035 Fund
	2022	115,890	13.70	to	15.28	1,687,551	0.00%	to	1.25%		1.93%		(18.01)%	to	(16.98)%
	2021	97,925	16.71	to	18.40	1,715,388	0.00%	to	1.25%	3.05%	to	3.10%	12.61%	to	14.03%
	2020	98,061	14.84	to	16.14	1,512,957	0.00%	to	1.25%	2.01%	to	2.25%	10.65%	to	12.04%
	2019	97,208	13.41	to	14.41	1,343,816	0.00%	to	1.25%	1.98%	to	2.11%	20.92%	to	22.44%
	2018	85,629	11.09	to	11.77	972,280	0.00%	to	1.25%	2.56%	to	2.81%	(7.92)%	to	(6.76)%

MassMutual RetireSMARTSM by JPMorgan 2040 Fund
	2022	169,674	14.04	to	15.19	2,504,939	0.35%	to	1.25%		1.66%		(18.15)%	to	(17.41)%
	2021	159,686	17.16	to	18.39	2,863,342	0.35%	to	1.25%	2.97%	to	3.61%	14.46%	to	15.49%
	2020	155,558	14.99	to	15.92	2,432,016	0.35%	to	1.25%	1.79%	to	1.92%	10.86%	to	12.82%
	2019	110,751	13.52	to	14.11	1,539,149	0.50%	to	1.25%	1.94%	to	2.01%	22.32%	to	23.24%
	2018	89,889	11.05	to	11.45	1,015,798	0.50%	to	1.25%	2.64%	to	2.72%	(8.61)%	to	(7.92)%

MassMutual RetireSMARTSM by JPMorgan 2045 Fund
	2022	84,491	14.38	to	16.03	1,277,612	0.00%	to	1.25%		1.47%		(18.37)%	to	(17.34)%
	2021	79,220	17.62	to	19.40	1,457,271	0.00%	to	1.25%	3.29%	to	3.36%	16.22%	to	17.68%
	2020	82,274	15.16	to	16.48	1,293,701	0.00%	to	1.25%	1.53%	to	1.69%	11.09%	to	12.48%
	2019	58,841	13.65	to	14.65	825,108	0.00%	to	1.25%	1.93%	to	2.65%	23.28%	to	24.83%
	2018	51,189	11.07	to	11.74	579,239	0.00%	to	1.25%	1.97%	to	2.75%	(8.94)%	to	(7.78)%

MassMutual RetireSMARTSM by JPMorgan 2050 Fund
	2022	50,134	14.55	to	15.73	762,658	0.35%	to	1.25%		1.53%		(18.41)%	to	(17.67)%
	2021	50,868	17.83	to	19.11	942,403	0.35%	to	1.25%	2.99%	to	3.25%	16.19%	to	17.24%
	2020	46,333	15.34	to	16.30	732,155	0.35%	to	1.25%	1.54%	to	1.86%	11.08%	to	13.04%
	2019	41,285	13.81	to	14.42	577,830	0.50%	to	1.25%	1.68%	to	1.86%	23.15%	to	24.08%
	2018	37,808	11.22	to	11.62	428,511	0.50%	to	1.25%	2.44%	to	2.88%	(8.61)%	to	(7.92)%

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
	2022	26,217	11.19	to	12.48	320,800	0.00%	to	1.25%		3.76%		(15.56)%	to	(14.50)%
	2021	33,756	13.25	to	14.59	486,138	0.00%	to	1.25%	0.80%	to	2.93%	5.54%	to	6.86%
	2020	36,451	12.56	to	13.66	491,152	0.00%	to	1.25%	2.47%	to	3.02%	8.13%	to	9.49%
	2019	43,864	11.61	to	12.47	539,254	0.00%	to	1.25%	2.18%	to	2.50%	13.16%	to	14.58%
	2018	2,072	10.26	to	10.89	22,307	0.00%	to	1.25%	2.97%	to	7.45%	(5.52)%	to	(4.33)%

MassMutual RetireSMARTSM by JPMorgan 2055 Fund
	2022	33,565	14.59	to	15.78	513,922	0.35%	to	1.25%		1.58%		(18.42)%	to	(17.68)%
	2021	28,934	17.88	to	19.17	540,537	0.35%	to	1.25%	2.90%	to	3.52%	16.15%	to	17.19%
	2020	24,914	15.40	to	16.36	395,947	0.35%	to	1.25%	1.10%	to	1.67%	11.11%	to	13.07%
	2019	17,526	13.86	to	14.47	247,540	0.50%	to	1.25%	2.05%	to	2.10%	23.25%	to	24.17%
	2018	11,450	11.25	to	11.65	130,742	0.50%	to	1.25%	2.71%	to	4.13%	(8.55)%	to	(7.86)%

American Century Heritage Fund
	2022	51,324	15.57	to	18.15	985,488	0.00%	to	1.25%		0.00%		(28.97)%	to	(36.00)%
	2021	55,453	21.92	to	28.36	1,489,041	0.00%	to	1.25%	0.00%	to	0.00%	(2.84)%	to	9.44%
	2020	59,225	22.56	to	23.41	1,448,395	0.00%	to	1.25%	0.00%	to	0.00%	22.28%	to	40.43%
	2019	53,715	16.67	to	18.45	930,690	0.00%	to	1.25%	0.00%	to	0.00%	19.73%	to	33.46%
	2018	54,740	12.49	to	15.41	706,247	0.00%	to	1.25%	0.00%	to	0.00%	(25.95)%	to	(6.62)%

ClearBridge Small Cap Value Fund
	2022	492	17.09	to	20.68	10,017	0.65%	to	1.05%		0.24%		(20.76)%	to	(12.66)%
	2021	517	21.57	to	23.68	12,065	0.65%	to	1.25%	0.28%	to	0.63%	30.93%	to	43.15%
	2020	533	15.07	to	18.09	9,510	0.65%	to	1.05%	0.42%	to	0.60%	(6.27)%	to	(5.90)%
	2019	210	16.08	to	19.22	3,904	0.65%	to	1.05%	0.96%	to	1.38%	27.20%	to	27.71%
	2018	109	12.64	to	15.05	1,532	0.65%	to	1.05%	0.22%	to	0.23%	(22.44)%	to	(22.13)%

North Square Spectrum Alpha Fund
	2022	5,581	13.61	to	14.29	76,740	0.65%	to	1.25%		0.00%		(27.94)%	to	(27.51)%
	2021	9,574	18.88	to	19.72	183,550	0.50%	to	1.25%	0.00%	to	0.00%	8.76%	to	10.61%
	2020	15,742	17.36	to	18.02	279,655	0.65%	to	1.25%	0.00%	to	0.00%	28.30%	to	29.07%
	2019	26,144	13.53	to	13.96	361,990	0.65%	to	1.25%	0.00%	to	0.00%	20.88%	to	21.61%
	2018	44,287	11.19	to	11.48	503,664	0.65%	to	1.25%	0.00%	to	0.00%	(7.78)%	to	(7.22)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Invesco Intermediate Bond Factor Fund
	2022	843	9.87	to	9.87	8,321	1.25%	to	1.25%		3.50%		(14.52)%	to	(14.52)%
	2021	766	11.55	to	11.55	8,848	1.25%	to	1.25%	1.64%	to	1.64%	(2.49)%	to	(2.49)%
	2020	1,081	11.85	to	11.85	12,811	1.25%	to	1.25%	2.06%	to	2.06%	6.17%	to	6.17%
	2019	696	11.16	to	11.16	7,769	1.25%	to	1.25%	3.02%	to	3.02%	9.99%	to	9.99%
	2018	147	10.14	to	10.14	1,490	1.25%	to	1.25%	3.13%	to	3.13%	(5.37)%	to	(5.37)%

MassMutual Strategic Emerging Markets Fund
	2022	879	9.03	to	11.41	9,864	0.00%	to	1.25%		0.00%		(25.74)%	to	(26.66)%
	2021	690	12.16	to	15.55	10,723	0.00%	to	1.25%	0.43%	to	0.66%	(29.20)%	to	(9.45)%
	2020	628	17.18	to	17.18	10,783	1.25%	to	1.25%	0.00%	to	0.00%	15.51%	to	15.51%
	2019	582	14.87	to	14.87	8,658	1.25%	to	1.25%	0.13%	to	0.13%	23.18%	to	23.18%
	2018	538	12.07	to	12.07	6,498	1.25%	to	1.25%	0.23%	to	0.23%	(15.45)%	to	(15.45)%

MassMutual Small Cap Opportunities Fund
	2022	44,075	14.35	to	17.80	736,716	0.00%	to	1.05%		0.62%		(16.96)%	to	(20.31)%
	2021	48,076	17.28	to	22.33	961,170	0.00%	to	1.05%	0.00%	to	0.00%	10.06%	to	20.63%
	2020	49,148	15.70	to	17.78	829,488	0.00%	to	1.05%	0.33%	to	0.33%	10.72%	to	18.58%
	2019	23,403	14.18	to	14.99	343,450	0.00%	to	1.05%	0.00%	to	0.00%	24.44%	to	25.15%
	2018	15,535	11.33	to	12.05	184,759	0.00%	to	1.05%	0.03%	to	0.03%	(20.10)%	to	(11.79)%

MassMutual Small Cap Growth Equity Fund
	2022	105,428	20.11	to	21.31	2,246,404	0.00%	to	0.85%		0.00%		95.27%	to	(26.21)%
	2021	114,557	10.30	to	28.88	3,308,161	0.00%	to	—	0.00%	to	0.00%	(24.60)%	to	(24.60)%
	2020	125,798	13.66	to	13.66	3,298,004	0.00%	to	—	0.00%	to	0.00%	13.55%	to	50.44%
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	44	9.36	to	9.36	412	0.00%	to	—	0.00%	to	0.00%	(38.94)%	to	(38.94)%

Fidelity VIP Freedom 2035 Portfolio
	2022	649	15.83	to	15.83	10,280	0.35%	to	0.35%		1.49%		(18.17)%	to	(18.17)%
	2021	649	19.34	to	19.34	12,554	0.35%	to	0.35%	0.83%	to	0.83%	14.77%	to	14.77%
	2020	3,417	16.85	to	16.85	57,592	0.35%	to	0.35%	1.13%	to	1.13%	17.54%	to	17.54%
	2019	649	14.34	to	14.34	9,313	0.35%	to	0.35%	1.60%	to	1.60%	26.69%	to	26.69%
	2018	649	11.32	to	11.32	7,353	0.35%	to	0.35%	0.96%	to	0.96%	(9.81)%	to	(9.81)%

Fidelity VIP Freedom 2050 Portfolio
	2022	33	16.23	to	16.23	532	0.35%	to	0.35%		1.43%		(18.75)%	to	(18.75)%
	2021	33	19.98	to	19.98	657	0.35%	to	0.35%	0.72%	to	0.72%	17.10%	to	17.10%
	2020	33	17.06	to	17.06	558	0.35%	to	0.35%	0.78%	to	0.78%	18.58%	to	18.58%
	2019	33	14.39	to	14.39	472	0.35%	to	0.35%	1.58%	to	1.58%	27.77%	to	27.77%
	2018	33	11.26	to	11.26	368	0.35%	to	0.35%	0.94%	to	0.94%	(10.44)%	to	(10.44)%

Delaware Ivy Small Cap Growth Fund
	2022	29,187	16.94	to	18.44	533,998	0.00%	to	1.25%		0.00%		(28.55)%	to	(27.65)%
	2021	35,868	23.71	to	25.49	909,930	0.00%	to	1.25%	0.03%	to	0.61%	2.67%	to	3.96%
	2020	30,256	23.10	to	24.52	738,466	0.00%	to	1.25%	0.00%	to	0.00%	36.80%	to	38.52%
	2019	37,095	16.88	to	17.70	654,342	0.00%	to	1.25%	0.00%	to	0.00%	22.25%	to	23.79%
	2018	69,835	13.81	to	14.30	997,185	0.00%	to	1.25%	0.00%	to	0.00%	(5.29)%	to	(4.09)%

T. Rowe Price Retirement 2060 Fund
	2022	5,035	15.98	to	16.25	81,122	0.50%	to	0.75%		0.80%		(17.95)%	to	(20.09)%
	2021	4,423	19.47	to	20.33	89,114	0.50%	to	1.25%	0.00%	to	0.40%	15.33%	to	16.19%
	2020	3,220	16.88	to	17.50	55,529	0.50%	to	1.25%	0.83%	to	0.84%	16.47%	to	17.35%
	2019	1,116	14.50	to	14.91	16,462	0.50%	to	1.25%	1.57%	to	2.12%	22.49%	to	24.11%
	2018	274	11.83	to	12.02	3,273	0.50%	to	1.05%	0.82%	to	1.26%	(10.96)%	to	(9.58)%

MSIF Global Opportunity Portfolio
	2022	8,700	16.45	to	17.36	146,234	0.50%	to	1.25%		0.00%		(42.46)%	to	(42.03)%
	2021	6,388	28.58	to	29.94	186,880	0.50%	to	1.25%	0.00%	to	0.00%	(1.30)%	to	(0.55)%
	2020	6,910	28.96	to	30.11	204,194	0.50%	to	1.25%	0.00%	to	0.00%	53.11%	to	54.26%
	2019	7,784	18.91	to	19.52	149,358	0.50%	to	1.25%	0.00%	to	0.00%	33.35%	to	34.36%
	2018	6,152	14.53	to	14.18	88,018	0.50%	to	1.25%	0.00%	to	0.00%	(7.14)%	to	(6.44)%

JPMorgan U.S. Government Money Market Fund
	2022	53,881	9.59	to	10.20	519,986	0.35%	to	1.25%		1.04%		(0.13)%	to	0.77%
	2021	61,990	9.60	to	10.12	605,607	0.00%	to	1.25%	0.00%	to	0.00%	(1.24)%	to	—
	2020	92,024	9.72	to	10.32	899,282	0.00%	to	1.25%	0.14%	to	0.17%	(1.05)%	to	0.20%
	2019	107,448	9.83	to	10.30	1,073,056	0.00%	to	1.25%	0.00%	to	1.53%	0.29%	to	1.55%
	2018	106,547	9.80	to	10.15	1,058,004	0.00%	to	1.25%	1.19%	to	1.20%	(0.07)%	to	1.20%

American Century U.S. Government Money Market Fund
	2022	37,381	9.60	to	10.45	372,513	0.00%	to	1.25%		1.18%		(0.14)%	to	1.11%
	2021	33,086	9.61	to	10.34	328,375	0.00%	to	1.25%	0.00%	to	0.00%	(1.23)%	to	0.01%
	2020	108,409	9.73	to	10.33	1,094,560	0.00%	to	1.25%	0.21%	to	0.22%	(1.03)%	to	0.21%
	2019	94,702	9.84	to	10.31	957,565	0.00%	to	1.25%	1.47%	to	1.56%	0.27%	to	1.53%
	2018	120,695	9.81	to	10.16	1,214,957	0.00%	to	1.25%	1.14%	to	1.15%	(0.11)%	to	1.16%

Invesco Balanced-Risk Commodity Strategy Fund
	2022	1,749	13.28	to	13.74	23,706	0.75%	to	1.25%		9.81%		6.50%	to	7.04%
	2021	1,268	12.47	to	12.83	16,097	0.75%	to	1.25%	15.49%	to	18.53%	17.39%	to	17.98%
	2020	909	10.62	to	10.88	9,774	0.75%	to	1.25%	0.00%	to	0.00%	6.41%	to	6.95%
	2019	985	9.98	to	10.17	9,938	0.75%	to	1.25%	0.82%	to	0.89%	2.90%	to	3.42%
	2018	1,457	9.70	to	9.84	14,218	0.75%	to	1.25%	0.14%	to	0.15%	(13.27)%	to	(12.84)%

Columbia Select International Equity Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	583	13.20	to	13.50	7,773	0.65%	to	1.25%	1.38%	to	1.41%	26.85%	to	27.61%
	2018	641	10.41	to	10.58	6,728	0.65%	to	1.25%	2.20%	to	2.20%	(16.03)%	to	(15.52)%

Putnam Growth Opportunities Fund
	2022	183	21.33	to	21.33	3,897	1.25%	to	1.25%		0.00%		(31.21)%	to	(31.21)%
	2021	168	31.01	to	31.01	5,211	1.25%	to	1.25%	0.00%	to	0.00%	21.00%	to	21.00%
	2020	156	25.63	to	25.63	3,996	1.25%	to	1.25%	0.00%	to	0.00%	36.69%	to	36.69%
	2019	327	18.75	to	18.75	6,128	1.25%	to	1.25%	0.00%	to	0.00%	34.73%	to	34.73%
	2018	275	13.92	to	13.92	3,834	1.25%	to	1.25%	0.00%	to	0.00%	0.98%	to	0.98%

John Hancock New Opportunities Fund
	2022	21,176	15.45	to	16.42	335,660	0.35%	to	1.25%		0.00%		(21.56)%	to	(20.85)%
	2021	30,874	19.69	to	20.75	627,569	0.35%	to	1.25%	0.00%	to	0.00%	12.89%	to	13.91%
	2020	32,830	17.44	to	18.21	588,772	0.35%	to	1.25%	0.00%	to	0.00%	27.30%	to	28.45%
	2019	32,966	13.70	to	14.18	461,787	0.35%	to	1.25%	0.00%	to	0.00%	20.06%	to	21.15%
	2018	35,624	11.41	to	11.70	413,185	0.35%	to	1.25%	0.05%	to	0.05%	(15.48)%	to	(14.71)%

Columbia Large Cap Growth Opportunity Fund
	2022	42,784	18.23	to	19.27	792,668	0.35%	to	1.25%		0.00%		(30.56)%	to	(29.93)%
	2021	44,322	26.25	to	27.50	1,181,260	0.35%	to	1.25%	0.00%	to	0.00%	17.59%	to	18.66%
	2020	46,314	22.32	to	23.18	1,045,174	0.35%	to	1.25%	0.00%	to	0.00%	38.75%	to	40.00%
	2019	45,772	16.09	to	16.55	742,293	0.35%	to	1.25%	0.00%	to	0.00%	34.25%	to	35.46%
	2018	46,521	11.98	to	12.22	560,394	0.35%	to	1.25%	0.00%	to	0.00%	(5.57)%	to	(4.71)%

MM Russell 2000® Small Cap Index Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	13,711	19.77	to	21.18	276,552	0.35%	to	1.25%	0.45%	to	0.46%	12.66%	to	13.68%
	2020	10,752	17.55	to	18.63	192,263	0.35%	to	1.25%	0.60%	to	0.95%	17.69%	to	18.75%
	2019	17,015	14.91	to	15.69	256,244	0.35%	to	1.25%	1.24%	to	1.46%	23.25%	to	24.36%
	2018	10,705	12.10	to	12.61	130,887	0.35%	to	1.25%	0.58%	to	1.04%	(12.61)%	to	(11.81)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

MM S&P 500® Index Fund
	2022	76,469	20.60	to	21.98	1,657,948	0.50%	to	1.25%		1.13%		(19.61)%	to	(19.01)%
	2021	60,066	25.63	to	27.14	1,598,223	0.50%	to	1.25%	0.00%	to	0.23%	26.33%	to	27.28%
	2020	145,428	20.29	to	21.32	3,080,308	0.50%	to	1.25%	1.58%	to	1.61%	16.35%	to	17.23%
	2019	153,683	17.44	to	18.19	2,779,549	0.50%	to	1.25%	2.04%	to	2.81%	29.05%	to	30.02%
	2018	97,466	13.51	to	13.99	1,358,595	0.50%	to	1.25%	1.12%	to	3.34%	(6.19)%	to	(5.48)%

MM S&P Mid Cap Index Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	102,039	20.55	to	22.61	2,173,986	0.00%	to	1.25%	0.00%	to	0.78%	22.42%	to	23.96%
	2020	118,699	16.79	to	18.24	2,060,603	0.00%	to	1.25%	0.87%	to	0.88%	11.53%	to	12.93%
	2019	125,595	15.05	to	16.15	1,942,056	0.00%	to	1.25%	0.94%	to	0.94%	23.85%	to	25.41%
	2018	120,934	12.15	to	12.88	1,503,521	0.00%	to	1.25%	0.81%	to	0.98%	(12.80)%	to	(11.69)%

Russell Balanced Strategy Fund
	2022	5,350	10.28	to	11.46	57,078	0.75%	to	1.25%		2.26%		(25.54)%	to	(19.39)%
	2021	21,318	13.81	to	14.21	275,060	0.35%	to	1.25%	3.06%	to	13.25%	11.98%	to	34.54%
	2020	22,783	10.96	to	12.33	260,966	0.75%	to	1.25%	1.55%	to	1.58%	3.04%	to	3.56%
	2019	25,208	10.58	to	11.97	278,138	0.75%	to	1.25%	1.07%	to	1.13%	(4.35)%	to	12.42%
	2018	27,726	10.64	to	11.06	275,499	0.35%	to	1.25%	5.55%	to	5.56%	(7.49)%	to	(6.65)%

Russell Conservative Strategy Fund
	2022	1,102	10.02	to	10.80	11,312	0.35%	to	1.25%		2.12%		(15.03)%	to	(14.26)%
	2021	1,202	11.80	to	12.59	14,440	0.35%	to	1.25%	2.21%	to	2.23%	2.04%	to	2.97%
	2020	1,206	11.56	to	12.23	14,144	0.35%	to	1.25%	1.73%	to	1.80%	4.30%	to	5.24%
	2019	1,211	11.08	to	11.62	13,567	0.35%	to	1.25%	0.00%	to	2.63%	8.19%	to	9.17%
	2018	1,586	10.25	to	10.64	16,335	0.35%	to	1.25%	2.68%	to	2.71%	(3.77)%	to	(2.90)%

Russell Equity Growth Strategy Fund
	2022	1	12.81	to	12.81	17	1.25%	to	1.25%		2.22%		(18.08)%	to	(18.08)%
	2021	1	15.64	to	15.64	17	1.25%	to	1.25%	2.52%	to	2.52%	19.32%	to	19.32%
	2020	1	13.11	to	13.11	19	1.25%	to	1.25%	0.17%	to	0.17%	2.95%	to	2.95%
	2019	1	12.73	to	12.73	18	1.25%	to	1.25%	1.11%	to	1.11%	17.26%	to	17.26%
	2018	126	10.86	to	10.86	1,369	1.25%	to	1.25%	5.18%	to	5.18%	(10.61)%	to	(10.61)%

Russell Growth Strategy Fund
	2022	6,802	10.93	to	12.42	84,314	0.75%	to	1.25%		1.29%		(17.13)%	to	(17.54)%
	2021	53,577	13.19	to	15.06	719,427	0.75%	to	1.25%	3.90%	to	3.99%	16.35%	to	16.93%
	2020	50,656	11.28	to	12.94	582,787	0.75%	to	1.25%	0.70%	to	0.71%	5.05%	to	5.58%
	2019	49,369	10.69	to	12.32	538,691	0.75%	to	1.25%	1.23%	to	1.29%	14.23%	to	14.80%
	2018	57,250	9.31	to	10.79	547,957	0.75%	to	1.25%	5.15%	to	5.54%	(8.76)%	to	(8.30)%

Russell Moderate Strategy Fund
	2022	848	9.72	to	10.54	8,395	0.75%	to	1.25%		0.63%		(15.80)%	to	(16.22)%
	2021	41,234	11.54	to	12.58	476,117	0.75%	to	1.25%	2.92%	to	2.99%	6.93%	to	7.47%
	2020	40,538	10.74	to	11.76	435,566	0.75%	to	1.25%	0.14%	to	1.22%	2.05%	to	2.57%
	2019	38,690	10.47	to	11.53	405,341	0.75%	to	1.25%	1.45%	to	1.68%	9.43%	to	9.97%
	2018	39,721	9.52	to	10.53	380,207	0.75%	to	1.25%	4.08%	to	4.18%	(5.64)%	to	(5.17)%

BlackRock Advantage Small Cap Growth Fund
	2022	40,974	12.17	to	12.71	511,181	0.35%	to	1.25%		0.42%		(26.11)%	to	(25.44)%
	2021	50,785	16.46	to	17.04	855,108	0.35%	to	1.25%	0.00%	to	0.00%	2.04%	to	2.96%
	2020	63,694	16.13	to	16.55	1,044,172	0.35%	to	1.25%	0.00%	to	0.00%	31.48%	to	32.66%
	2019	70,931	12.27	to	12.48	880,080	0.35%	to	1.25%	0.20%	to	0.30%	31.79%	to	32.98%
	2018	83,998	9.31	to	9.38	785,859	0.35%	to	1.25%	0.08%	to	0.08%	(8.67)%	to	(7.98)%

MassMutual Select T.Rowe Price Retire 2030 Fund
	2022	493	11.20	to	11.61	5,710	0.50%	to	1.25%		2.04%		(20.79)%	to	(17.89)%
	2021	224	14.15	to	14.15	3,168	0.50%	to	0.50%	4.38%	to	4.38%	12.18%	to	12.18%
	2020	133	12.61	to	12.61	1,679	0.50%	to	0.50%	2.45%	to	2.45%	14.57%	to	14.57%
	2019	52	11.01	to	11.01	567	0.50%	to	0.50%	0.00%	to	0.00%	17.66%	to	17.66%

MassMutual Select T.Rowe Price Retire 2035 Fund
	2022	1,823	11.33	to	11.75	21,295	0.50%	to	1.25%		1.41%		(19.46)%	to	(18.85)%
	2021	1,230	14.07	to	14.47	17,804	0.50%	to	1.25%	0.00%	to	3.31%	12.89%	to	13.74%
	2020	4,514	12.46	to	12.73	56,525	0.50%	to	1.25%	1.10%	to	1.21%	14.75%	to	15.61%
	2019	3,584	10.86	to	11.01	39,051	0.50%	to	1.25%	1.64%	to	1.88%	21.86%	to	23.52%
	2018	2,020	8.91	to	8.91	18,001	1.25%	to	1.25%	1.35%	to	1.35%	(4.50)%	to	(4.50)%

MassMutual Select T.Rowe Price Retire 2040 Fund
	2022	2,585	11.45	to	11.87	29,780	0.50%	to	1.25%		0.87%		(20.86)%	to	(19.66)%
	2021	346	14.47	to	14.77	5,090	0.50%	to	1.05%	3.15%	to	3.53%	14.43%	to	16.84%
	2020	45	12.64	to	12.64	570	1.05%	to	1.05%	0.14%	to	0.14%	15.97%	to	15.97%
	2019	1,063	10.90	to	10.90	11,586	1.05%	to	1.05%	1.31%	to	1.31%	6.08%	to	6.08%

MassMutual Select T.Rowe Price Retire 2050 Fund
	2022	5,262	11.56	to	11.98	60,994	0.50%	to	1.25%		0.92%		(20.59)%	to	(19.99)%
	2021	217	14.56	to	14.98	3,249	0.50%	to	1.25%	5.26%	to	13.88%	12.76%	to	16.02%
	2020	132	12.91	to	12.91	1,698	0.50%	to	0.50%	1.55%	to	1.55%	17.10%	to	18.69%
	2019	2,257	10.88	to	11.02	24,562	0.50%	to	1.25%	0.00%	to	1.28%	5.72%	to	7.16%

MassMutual Select T.Rowe Price Retire 2055 Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	506	10.87	to	10.87	5,503	1.25%	to	1.25%	2.24%	to	2.24%	7.19%	to	7.19%

MassMutual Select T.Rowe Price Retire 2060 Fund
	2022	759	11.54	to	11.54	8,759	1.25%	to	1.25%		0.87%		(20.70)%	to	(20.70)%
	2021	334	14.55	to	14.55	4,862	0.85%	to	1.25%	0.01%	to	6.20%	13.88%	to	15.63%
	2020	499	12.78	to	12.78	6,373	0.85%	to	0.85%	2.09%	to	2.09%	17.55%	to	17.55%
	2019	310	10.87	to	10.87	3,369	1.25%	to	1.25%	2.06%	to	2.06%	7.19%	to	7.19%

BlackRock S&P 500 Index V.I. Fund
	2022	839,841	14.24	to	15.30	12,480,348	0.00%	to	1.25%		1.39%		(19.43)%	to	(18.23)%
	2021	870,492	17.68	to	18.71	15,899,905	0.00%	to	1.25%	0.00%	to	0.00%	25.76%	to	27.34%
	2020	929,105	14.06	to	14.55	13,296,015	0.00%	to	1.25%	1.65%	to	1.73%	16.77%	to	18.24%
	2019	917,282	12.04	to	12.31	11,171,173	0.00%	to	1.25%	2.06%	to	2.36%	29.71%	to	31.34%
	2018	1,087,291	9.28	to	9.37	10,145,885	0.00%	to	1.25%	1.04%	to	1.14%	(5.80)%	to	(4.88)%

Hartford International Equity Fund
	2022	46,146	9.94	to	10.27	467,173	0.50%	to	1.25%		2.63%		(15.46)%	to	(14.82)%
	2021	44,855	11.76	to	12.05	534,909	0.50%	to	1.25%	1.88%	to	2.00%	5.16%	to	5.96%
	2020	42,133	11.18	to	11.38	475,829	0.50%	to	1.25%	1.30%	to	1.40%	8.03%	to	8.85%
	2019	42,266	10.35	to	10.45	439,946	0.50%	to	1.25%	0.00%	to	2.24%	18.91%	to	19.81%
	2018	43,475	8.71	to	8.72	378,915	0.50%	to	1.25%	0.26%	to	0.26%	(3.97)%	to	(3.77)%

BNY Mellon Insight Core Plus Fund
	2022	45,661	9.90	to	10.29	467,265	0.35%	to	1.25%		2.78%		(14.76)%	to	(13.99)%
	2021	52,229	11.62	to	11.96	622,349	0.35%	to	1.25%	0.00%	to	2.17%	(2.08)%	to	(1.20)%
	2020	82,954	11.86	to	12.11	1,002,594	0.35%	to	1.25%	2.26%	to	2.30%	8.02%	to	9.00%
	2019	63,637	11.11	to	10.98	705,666	0.35%	to	1.25%	2.91%	to	2.92%	9.52%	to	10.51%
	2018	67,194	10.05	to	10.03	675,192	0.35%	to	1.25%	0.65%	to	0.65%	1.00%	to	1.25%

Keeley Small Cap Dividend Value Fund
	2022	44,089	12.26	to	12.83	567,082	0.00%	to	1.25%		1.60%		(6.93)%	to	(31.88)%
	2021	45,129	13.17	to	18.83	628,911	0.00%	to	1.25%	0.00%	to	0.00%	23.14%	to	24.69%
	2020	59,520	10.70	to	10.92	669,732	0.00%	to	1.25%	1.74%	to	1.85%	2.30%	to	3.58%
	2019	81,306	10.54	to	10.46	878,723	0.00%	to	1.25%	1.10%	to	1.10%	4.92%	to	5.72%

Hartford Global Impact Fund
	2022	3,019	11.42	to	11.69	34,505	0.50%	to	1.25%		0.55%		(23.63)%	to	(23.05)%
	2021	2,773	14.95	to	15.20	41,488	0.50%	to	1.25%	0.22%	to	0.23%	9.24%	to	10.06%
	2020	2,415	13.68	to	13.81	33,063	0.50%	to	1.25%	0.46%	to	0.60%	29.30%	to	30.27%
	2019	2,634	10.58	to	10.60	27,881	0.50%	to	1.25%	0.37%	to	0.37%	3.22%	to	3.38%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Victory RS Value Fund
	2022	93,224	17.30	to	17.30	1,612,923	0.00%	to	0.00%		0.47%		(2.97)%	to	(2.97)%
	2021	102,971	17.83	to	17.83	1,836,116	0.00%	to	—	0.44%	to	0.44%	27.31%	to	27.31%
	2020	118,451	14.01	to	14.01	1,659,043	0.00%	to	—	0.00%	to	0.00%	(2.59)%	to	(2.59)%
	2019	133,639	14.38	to	14.38	1,921,554	0.00%	to	—	0.55%	to	0.55%	31.35%	to	31.35%
	2018	148,869	10.95	to	10.95	1,629,662	0.00%	to	—	0.59%	to	0.59%	(10.75)%	to	(10.75)%

Pioneer Global Sustainable Equity Fund
	2022	102,936	13.20	to	13.83	1,395,098	0.35%	to	1.25%		1.39%		(10.93)%	to	(10.13)%
	2021	103,724	14.82	to	15.39	1,571,787	0.00%	to	1.25%	0.00%	to	0.00%	22.17%	to	23.70%
	2020	107,860	12.13	to	12.63	1,332,099	0.00%	to	1.25%	0.00%	to	0.91%	16.33%	to	17.79%
	2019	112,501	10.43	to	10.72	1,187,206	0.00%	to	1.25%	0.88%	to	1.02%	21.77%	to	23.30%
	2018	114,034	8.56	to	8.69	982,704	0.00%	to	1.25%	0.07%	to	0.57%	(17.36)%	to	(16.31)%

HIMCO VIT Index Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—

Dreyfus Intermediate Term Income Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—

MassMutual Equity Opportunities Fund
	2022	129,844	15.15	to	15.15	1,966,558	0.00%	to	0.00%		1.17%		(4.57)%	to	(4.57)%
	2021	138,458	15.87	to	15.87	2,197,462	0.00%	to	—	1.17%	to	1.17%	23.28%	to	23.28%
	2020	147,095	12.87	to	12.87	1,893,650	0.00%	to	—	1.30%	to	1.30%	—	to	—

MassMutual High Yield Fund
	2022	186,269	11.04	to	11.04	2,056,018	0.00%	to	0.00%		5.85%		(11.11)%	to	(11.11)%
	2021	203,025	12.42	to	12.42	2,520,985	0.00%	to	0.00%	5.57%	to	5.57%	7.42%	to	7.42%
	2020	224,237	11.56	to	11.56	2,592,123	0.00%	to	—	4.93%	to	4.93%	—	to	—

JPMorgan Mid Cap Growth Fund
	2022	103,265	14.49	to	14.49	1,496,093	0.00%	to	0.00%		0.00%		(27.32)%	to	(27.32)%
	2021	107,768	19.93	to	19.93	2,148,231	0.00%	to	—	0.00%	to	0.00%	10.44%	to	10.44%
	2020	123,818	18.05	to	18.05	2,234,868	0.00%	to	—	0.00%	to	0.00%	—	to	—

Invesco Discovery Mid Cap Growth Fund
	2022	70,615	13.89	to	14.18	990,870	0.50%	to	1.25%		0.00%		(31.95)%	to	(31.44)%
	2021	79,734	20.41	to	20.69	1,639,187	0.00%	to	—	0.00%	to	0.00%	17.39%	to	18.27%
	2020	105,914	17.39	to	17.49	1,847,701	0.50%	to	1.25%	0.00%	to	0.00%	—	to	—

MassMutual RetireSMARTSM by JPMorgan 2060 Fund
	2022	4,152	13.46	to	14.19	58,477	0.35%	to	1.25%		1.81%		(19.96)%	to	(17.65)%
	2021	2,750	16.81	to	17.23	47,231	0.00%	to	—	3.41%	to	5.86%	16.50%	to	17.08%
	2020	1,912	14.43	to	14.71	28,113	0.35%	to	0.85%	1.60%	to	2.30%	—	to	—

Invesco Dividend Income Fund
	2022	722	15.41	to	15.67	11,215	0.65%	to	1.25%		1.74%		(0.62)%	to	(0.03)%
	2021	627	15.51	to	15.67	9,761	0.00%	to	—	1.86%	to	1.86%	17.49%	to	18.20%
	2020	577	13.20	to	13.26	7,638	0.65%	to	1.25%	1.55%	to	1.56%	—	to	—

AB Sustainable Global Thematic Fund
	2022	123,995	13.99	to	13.99	1,734,485	0.00%	to	0.00%		0.42%		(26.99)%	to	(26.99)%
	2021	144,690	19.16	to	19.16	2,772,172	0.00%	to	—	0.00%	to	0.00%	22.61%	to	22.61%
	2020	130,734	15.63	to	15.63	2,042,937	0.00%	to	—	0.20%	to	0.20%	—	to	—

Virtus AllianzGI Water Fund
	2022	78,618	13.46	to	13.46	1,057,907	0.00%	to	0.00%		0.64%		(20.80)%	to	(20.80)%
	2021	91,768	16.99	to	16.99	1,559,106	0.00%	to	—	1.51%	to	1.51%	25.82%	to	25.82%
	2020	75,953	13.50	to	13.50	1,025,597	0.00%	to	—	0.73%	to	0.73%	—	to	—

MassMutual Global Fund
	2022	3,555	12.10	to	12.10	43,026	0.00%	to	0.00%		0.00%		(32.03)%	to	(32.03)%
	2021	3,480	17.81	to	17.81	61,966	0.00%	to	—	0.00%	to	0.00%	15.23%	to	15.23%
	2020	7,717	15.45	to	15.45	119,249	0.00%	to	—	0.00%	to	0.00%	—	to	—

Columbia Acorn International Select Fund
	2022	269	8.57	to	8.70	2,310	0.65%	to	1.25%		0.00%		(37.58)%	to	(37.21)%
	2021	374	13.73	to	13.86	5,138	0.00%	to	1.25%	0.71%	to	0.78%	9.12%	to	9.77%
	2020	430	12.58	to	12.62	5,421	0.65%	to	1.25%	0.00%	to	0.00%	—	to	—

Frost Value Equity Fund ##
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2018	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—

American Century Small Company Fund
	2022	73	14.66	to	14.66	1,070	0.50%	to	0.50%		0.04%		(21.95)%	to	(21.95)%
	2021	27	18.78	to	18.78	506	0.50%	to	0.50%	0.00%	to	0.00%	6.46%	to	6.46%

JPMorgan SmartRetirement 2060 Fund
	2022	424	13.83	to	13.83	5,867	0.50%	to	0.50%		4.58%		(18.87)%	to	(18.87)%
	2021	15	17.05	to	17.05	255	0.50%	to	0.50%	4.52%	to	4.52%	2.90%	to	2.90%

MassMutual Select T.Rowe Price Retire 2025 Fund
	2022	120	11.49	to	11.49	1,384	0.50%	to	0.50%		5.59%		(16.57)%	to	(16.57)%
	2021	32	13.77	to	13.77	441	0.50%	to	0.50%	2.70%	to	2.70%	1.15%	to	1.15%

AMG GW&K Small/Mid Cap
	2022	5,805	9.34	to	9.47	54,645	0.50%	to	1.25%		0.03%		(19.17)%	to	(18.56)%
	2021	4,688	11.55	to	11.63	54,351	0.50%	to	1.25%	0.00%	to	0.00%	15.81%	to	16.56%

PGIM Jennison Focused Growth Fund
	2022	31,420	6.24	to	6.32	197,186	0.50%	to	1.25%		0.00%		(41.47)%	to	(41.02)%
	2021	27,345	10.66	to	10.72	292,101	0.50%	to	1.25%	0.00%	to	0.00%	(2.40)%	to	(1.28)%

NexPoint Merger Arbitrage Fund *
	2022	2,926	10.36	to	19.43	30,531	0.00%	to	1.25%		4.69%		1.04%	to	(2.51)%
	2021	7,165	10.25	to	19.93	73,737	0.00%	to	1.25%	0.00%	to	1.21%	2.83%	to	99.87%

Empower International Index Fund
	2022	9,776	9.60	to	10.44	97,518	0.35%	to	1.25%		1.79%		(3.99)%	to	4.38%

MassMutual Select T.Rowe Price Retire 2045 Fund
	2022	546	11.56	to	11.56	6,305	1.25%	to	1.25%		0.54%		15.56%	to	15.56%

Empower S&P Mid Cap 400 Index Fund
	2022	7,541	9.63	to	10.56	96,258	0.35%	to	1.25%		0.49%		(3.66)%	to	5.65%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Empower S&P SmallCap 600 Index Fund
	2022	1,059	9.85	to	10.18	10,780	0.35%	to	1.25%	0.50%	(1.54)%	to	1.82%

MassMutual Select T.Rowe Price Retire 2020 Fund
	2022	11,430	11.02	to	11.02	125,956	1.05%	to	1.05%	2.90%	10.20%	to	10.20%

T. Rowe Price Retirement 2045 Fund
	2022	1,146	15.48	to	15.48	17,736	1.25%	to	1.25%	0.66%	54.79%	to	54.79%

Federated Hermes Global Allocation Fund
	2022	146	17.67	to	17.67	2,581	1.25%	to	1.25%	0.75%	76.67%	to	76.67%

*

This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***

This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year.

##	Funds are active with a unit value. There are no units reported under these funds

7.	Subsequent Events:

Management has evaluated events subsequent to December 31, 2022 and through the financial statement issuance date of April 28, 2023, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

Talcott Resolution Life Insurance Company and Subsidiaries
Audited Financial Statements
As of December 31, 2022 (Successor Company) and 2021 (Successor Company)
For year ended December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company) and the year ended December 31, 2020 (Predecessor Company)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Description	Page
Report of Independent Registered Public Accounting Firm	F-3
Consolidated Statements of Operations — For year ended December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company) and the year ended December 31, 2020 (Predecessor Company)
F-6
Consolidated Statements of Comprehensive Income (Loss) — For year ended December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company) and the year ended December 31, 2020 (Predecessor Company)
F-7
Consolidated Balance Sheets — As of December 31, 2022 (Successor Company) and December 31, 2021 (Successor Company)	F-8
Consolidated Statements of Changes in Stockholder's Equity — For year ended December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company) and the year ended December 31, 2020 (Predecessor Company)
F-9
Consolidated Statements of Cash Flows — For year ended December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company) and the year ended December 31, 2020 (Predecessor Company)
F-10
Notes to Consolidated Financial Statements	F-11
Report of Independent Registered Public Accounting Firm	S-1
Schedule I — Summary of Investments—Other Than Investments in Affiliates	S-2
Schedule IV — Reinsurance	S-3
Schedule V — Valuation and Qualifying Accounts	S-4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Talcott Resolution Life Insurance Company:
Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Talcott Resolution Life Insurance Company and subsidiaries (the "Company") as of December 31, 2022 and 2021 (Successor Company), the related consolidated statements of operations, comprehensive income (loss), changes in stockholder’s equity, and cash flows, for the year ended December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company) and the year ended December 31, 2020 (Predecessor Company) and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 (Successor Company) and 2021 (Successor Company), and the results of its operations and its cash flows for the year ended December 31, 2022 (Successor Company), period of July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company) and for the year ended December 31, 2020 (Predecessor Company) in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Critical Audit Matters
The critical audit matters communicated below are matters arising from the current-period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.
Future Policy Benefits, Embedded Derivatives and Amortization of Value of Business Acquired — Refer to Notes 1, 2, 4, 6 and 8 to the Consolidated Financial Statements
Critical Audit Matter Description
The Company’s products include universal life-type annuity contracts with guarantees that result in death and other insurance benefit liabilities to the Company. These liabilities are reported as a component of Reserves for Future Policy Benefits.

Certain annuity contracts offered riders with guaranteed minimum withdrawal benefits, the non-life contingent portion of which are accounted for as embedded derivatives and are reported as a component of Other Policyholder Funds and Benefits Payable.
The Company assumes via reinsurance fixed indexed annuity contracts with guaranteed lifetime withdrawal benefit riders. Certain fixed indexed annuity contracts contain a second notional account value which provides additional annuitization benefits. These features result in other insurance benefit liabilities to the Company. These liabilities are reported as a component of Reserves for Future Policy Benefits. Additionally, fixed indexed annuity contracts with indexed-crediting rates include embedded derivatives and are reported as a component of Other Policyholder Funds and Benefits Payable.
Value of business acquired (VOBA) is an intangible asset, and represents an estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts. VOBA is amortized over the estimated gross profits of those acquired contracts.
The valuation of the reserves for such future policy benefits, valuation of embedded derivatives included within other policyholder funds and benefits payable, and the amortization of VOBA are measured based on actuarial methodologies and underlying economic and future policyholder behavior assumptions. Significant judgment is involved in the selection of the assumptions used to determine the valuation of the reserves for such future policy benefits, in the methods and assumptions used in the valuation of embedded derivatives, and the estimated gross profits used in the valuation of the amortization of VOBA. The principal assumptions include mortality, lapse, withdrawal, persistency, expenses, and discount rates.
Given the high level of estimation uncertainty of management’s actuarial assumptions, performing audit procedures to evaluate these assumptions required a high degree of auditor judgment and an increased extent of effort, including the need to involve our actuarial specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing assumptions used by management to estimate the valuation of future policy benefits, valuation of embedded derivatives included within other policyholder funds and benefits payable and amortization of VOBA included the following, among others:
•We tested the completeness and accuracy of the underlying data that served as the basis for the assumptions.
•With the assistance of our actuarial specialists, we evaluated the appropriateness of the assumptions and methodologies used by management.
•With the assistance of our actuarial specialists, on a sample basis, we developed independent estimates of the valuations derived from those assumptions and methodologies and compared our estimates to management’s estimates.
Investments in Fixed Maturities Classified as Available-for-Sale or Using Fair Value Option and Freestanding Derivatives — Refer to Notes 1, 2, 3 and 4 to the Consolidated Financial Statements
Critical Audit Matter Description
Investments in fixed maturities classified as available-for-sale or using fair value option are reported at fair value in the consolidated financial statements. Freestanding derivatives, which are reported in other investments or other liabilities, as appropriate, after considering the impact of master netting agreements, are also reported at fair value in the consolidated financial statements. Where fair values cannot be determined based on observable inputs, management uses unobservable inputs, such as credit spreads, equity volatility and interest rates beyond the observable curve, requiring judgment by management to determine the estimated fair value.
We identified the valuation of certain investments in fixed maturities classified as available-for-sale or using fair value option and freestanding derivatives as a critical audit matter because of the unobservable inputs management uses to estimate fair value. Auditing these unobservable inputs used by management required a high degree of auditor judgment, and an increased extent of effort, including the need to involve our fair value specialists.

How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing the valuation of fixed maturities classified as available-for-sale or using fair value option and freestanding derivatives included the following, among others:
•We tested the effectiveness of controls over the valuation of these investments, including controls over inputs, methods, and assumptions used in the Company’s estimation processes.
•On a sample basis, we tested the accuracy and completeness of the investments owned as of December 31, 2022, and the relevant attributes used in the determination of their fair values.
•With the assistance of our fair value specialists, for a sample of investments, we tested the mathematical accuracy of the fair value calculation and developed independent estimates of the fair value and compared our estimates to the Company’s estimates. In addition to developing independent estimates, we obtained an understanding of the models and inputs used by the Company and assessed those models and inputs for reasonableness. Such assessment included comparing inputs to external sources or developing independent inputs.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
April 27, 2023

We have served as the Company’s auditor since 2002.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
(In millions)
Revenues
Policy charges and fee income (related party 2022: $(279))	$506	$410	$438	$741
Premiums (related party 2022: $(27))	109	31	24	35
Net investment income (related party 2022: $(136))	778	498	534	816
Net realized capital gains (losses) (related party 2022: $990)	317	(20)	(242)	(74)
Amortization of deferred gains (related party 2022: $27)	33	—	26	53
Total revenues	1,743	919	780	1,571
Benefits, losses and expenses
Benefits and losses (related party 2022: $(184))	637	285	375	626
Amortization of value of business acquired ("VOBA") and deferred acquisition costs ("DAC")	79	90	(43)	50
Insurance operating costs and other expenses (related party:$(119) and $0)	294	208	228	364
Other intangible asset amortization	6	3	3	6
Dividends to policyholders	3	2	1	60
Total benefits, losses and expenses	1,019	588	564	1,106
Income before income taxes	724	331	216	465
Income tax expense	107	51	30	66
Net income	$617	$280	$186	$399
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
(In millions)
Net income	$617	$280	$186	$399
Other comprehensive income (loss) ("OCI"):
Change in net unrealized gain or loss on fixed maturities, AFS	(2,129)	(10)	(275)	565
Change in net gain or loss on cash flow hedging instruments	(27)	—	1	(1)
OCI, net of tax	(2,156)	(10)	(274)	564
Comprehensive income (loss)	$(1,539)	$270	$(88)	$963
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets

	Successor Company
	As of December 31,
(In millions, except for share data)	2022	2021
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (net of ACL of $0 and $0) (amortized cost of $18,689 and $20,986)	$15,383	$20,971
Fixed maturities, at fair value, using fair value option	331	—
Equity securities, at fair value	179	203
Mortgage loans (net of ACL of $15 and $12)	2,520	2,131
Policy loans	1,495	1,484
Limited partnerships and other alternative investments (portion at fair value: $58 and $0)	1,300	1,147
Other investments	95	26
Short-term investments	1,489	1,254
Total investments	22,792	27,216
Cash	173	49
Reinsurance recoverables (net of ACL of $27 and $37) (related party: $11,537 and $6,143) (portion at fair value: $335 and $(8))	40,714	35,848
VOBA and DAC	518	479
Deferred income taxes, net	1,051	603
Goodwill and other intangible assets	155	161
Other assets	453	416
Separate account assets	87,255	111,592
Total assets	$153,111	$176,364
Liabilities
Reserve for future policy benefits	$21,432	$21,698
Other policyholder funds and benefits payable (portion at fair value: $254 and $575)	31,302	32,622
Funds withheld liability (related party: $9,248 and $5,128) (portion at fair value: $(1,481) and $(15))	10,485	6,379
Other liabilities (related party: $915 and $818)	2,023	1,920
Separate account liabilities	87,255	111,592
Total liabilities	152,497	174,211
Commitments and Contingencies (Note 11)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,877	1,877
Accumulated other comprehensive loss, net of tax	(2,166)	(10)
Retained earnings	897	280
Total stockholder’s equity	614	2,153
Total liabilities and stockholder’s equity	$153,111	$176,364

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Stockholder's Equity

For the Year Ended December 31, 2022 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Total Stockholder's Equity
Balance, beginning of period	$6	$1,877	$(10)	$280	$2,153
Net income	—	—	—	617	617
Total other comprehensive loss	—	—	(2,156)	—	(2,156)
Balance, end of period	$6	$1,877	$(2,166)	$897	$614

For the Period of July 1, 2021 to December 31, 2021 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Total Stockholder's Equity
Balance, beginning of period	$6	$1,877	$—	$—	$1,883
Net income	—	—	—	280	280
Total other comprehensive loss	—	—	(10)	—	(10)
Balance, end of period	$6	$1,877	$(10)	$280	$2,153

For the Six Months Ended June 30, 2021 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity
Balance, beginning of period	$6	$1,761	$1,281	$137	$3,185
Net income	—	—	—	186	186
Total other comprehensive loss	—	—	(274)	—	(274)
Capital contribution to parent	—	(235)	—	—	(235)
Dividends paid	—	—	—	(265)	(265)
Balance, end of period	$6	$1,526	$1,007	$58	$2,597

For the Year Ended December 31, 2020 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity
Balance, beginning of period	$6	$1,761	$717	$68	$2,552
Cumulative effect of accounting changes, net of tax	$—	$—	$—	$(11)	$(11)
Adjusted balance, beginning of period	6	1,761	717	57	2,541
Net income	—	—	—	399	399
Total other comprehensive income	—	—	564	—	564
Dividends paid	—	—	—	(319)	(319)
Balance, end of period	$6	$1,761	$1,281	$137	$3,185
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows

	Successor Company		Predecessor Company
(In millions)	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Operating Activities
Net income	$617	$280	$186	$399
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Net realized capital (gains) losses (related party 2022: $990)	(317)	20	242	74
Amortization of deferred reinsurance gain (related party 2022: $27)	(33)	—	(26)	(53)
Amortization of VOBA	79	90	(43)	50
Depreciation and amortization	227	102	38	69
Deferred income tax expense	125	138	29	54
Interest credited on investment and universal life-type contracts	534	314	152	379
Other operating activities, net	(38)	(208)	(114)	(120)
Change in assets and liabilities:
Increase in reinsurance recoverables	(758)	(63)	(134)	(331)
Increase (decrease) for future policy benefits and unearned premiums	230	(40)	63	160
Net changes in other assets and other liabilities	93	(132)	51	185
Net proceeds from (payments for) reinsurance transactions	121	(877)	—	—
Net cash provided by (used for) operating activities	880	(376)	444	866
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	6,185	2,976	1,622	2,824
Equity securities, at fair value	26	47	3	7
Mortgage loans	258	294	158	373
Partnerships	64	102	71	77
Payments for the purchase of:
Fixed maturities, available-for-sale	(4,255)	(1,974)	(1,197)	(2,866)
Fixed maturities, fair value option	(352)	—	—	—
Equity securities, at fair value	(22)	(121)	(45)	(26)
Mortgage loans	(667)	(207)	(177)	(242)
Partnerships	(158)	(100)	(74)	(134)
Net proceeds from (payments for) repurchase agreements program	25	(11)	8	(16)
Net proceeds from (payments for) derivatives	(559)	(161)	(539)	143
Net proceeds from (payments for) policy loans	(11)	9	(32)	15
Net proceeds from (payments for) short-term investments	(255)	(314)	200	(234)
Other investing activities, net	—	—	—	(10)
Net cash provided by (used for) investing activities	279	540	(2)	(89)
Financing Activities
Deposits and other additions to investment and universal life-type contracts	2,033	872	1,001	1,971
Withdrawals and other deductions from investment and universal life-type contracts	(8,109)	(4,766)	(4,862)	(9,627)
Net transfers from separate accounts related to investment and universal life-type contracts	5,140	3,598	3,659	7,117
Net increase (decrease) in securities loaned or sold under agreements to repurchase	(99)	131	270	(7)
Dividend paid on shares outstanding	—	—	(265)	(319)
Return of capital to parent	—	—	(235)	—
Net cash used for financing activities	(1,035)	(165)	(432)	(865)
Net increase (decrease) in cash	124	(1)	10	(88)
Cash — beginning of period	49	50	40	128
Cash — end of period	$173	$49	$50	$40
Supplemental Disclosure of Cash Flow Information:
Income taxes received (paid)	$142	$(13)	$2	$—
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Talcott Resolution Life Insurance Company, together with its consolidated subsidiaries, (collectively, "TL," the "Company," "we" or "our") is a life insurance and annuity company and comprehensive risk solutions-provider in the United States ("U.S.") and is a wholly-owned subsidiary of TR Re, Ltd. ("TR Re"), a Bermuda based entity. Talcott Resolution Life, Inc. ("TLI"), a Delaware corporation and Talcott Holdings, L.P. ("THLP") are indirect parents of the Company and the Company has an ultimate parent of Talcott Financial Group, Ltd. ("TFG" or "Talcott Financial Group").
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities. Certain reclassifications have been made to conform to current year presentation.
On June 30, 2021, the Company’s previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm, with and into THLP pursuant to an Agreement and Plan of Merger (the “Agreement"). Through the Agreement, TFG indirectly obtained 100% control of THLP and its life and annuity operating subsidiaries for a total purchase price of approximately $2.2 billion, comprised of a $500 pre-closing dividend and cash of $1.7 billion. The merger was accounted for using business combination accounting, together with an election to apply pushdown accounting. Under this method, the purchase price paid was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. The Company’s financial statements and footnote disclosures are presented into two distinct periods. The periods prior to the consummation of the Agreement are labeled ("Predecessor Company") and the periods subsequent to that date are labeled ("Successor Company") to distinguish between the different basis of accounting between the periods presented. As a result of the application of purchase accounting, the financial statements for the year ended December 31, 2022 and period of July 1, 2021 to December 31, 2021, are not comparable to the prior periods presented. In addition, as a result of the acquisition the Company conformed to TFG’s accounting policies and modified its presentation for certain transactions.
Description of Business
As of December 31, 2022, the Company managed approximately 490 thousand annuity contracts with an account value of approximately $36.7 billion, gross of reinsurance, and private placement life insurance with an account value of approximately $39.0 billion. Upon the Company's acquisition by Sixth Street, the Company's strategy changed to be one of a life insurance aggregator through reinsurance. Since the Sixth Street acquisition, the Company has participated in multiple assumed reinsurance transactions that have positioned the Company, as part of the Talcott Financial Group, as a leading participant in this area of the life insurance marketplace. As part of the Company's growth strategy, the Company assumes life insurance blocks of business, providing external insurers with solutions to create capital flexibility and risk management efficiencies. Since the Sixth Street Acquisition and as of December 31, 2022, the Company has assumed fixed indexed annuities of $6.4 billion and variable annuities of $6.6 billion.
On November 1, 2022, the Company entered into a reinsurance agreement with The Guardian Insurance & Annuity Company, Inc. (“GIAC” or "Guardian") to reinsure $7.1 billion in variable annuity reserves, primarily comprised of contracts with living withdrawal benefit and death benefit riders. The Company assumed 100% of $439 in general account reserves on a coinsurance basis and assumed 100% of $6.7 billion in separate account reserves on a modified coinsurance basis. The Company acquired general account assets to support the assumed reserves and received $121 in cash from GIAC upon closing, primarily relating to a ceding commission of $65 and cash settlements. A deferred gain on reinsurance was recorded in other liabilities upon the effective date for approximately $90 and will be recognized in income over the expected life of the underlying policies. As part of this transaction, the Company entered into an administration services agreement for the reinsured block and will ultimately administer the reinsured block within two years following the close of the transaction.
On December 30, 2021, pursuant to a reorganization approved by the Connecticut Department of Insurance ("CTDOI") on November 18, 2021, TLI contributed the Company to TR Re and TR Re subsequently became the Company's direct parent. TR Re was formed on June 28, 2021 and is an approved Class E insurer under the Bermuda Monetary Authority.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation and Significant Accounting Policies (continued)
On December 30, 2021, the Company entered into a reinsurance agreement with Allianz Life Insurance Company of North America ("Allianz") to assume approximately $8.0 billion of fixed indexed annuities ("FIA") reserves ("Inforce Agreement"). The Company assumed 100% of one block (approximately $5.0 billion of FIA reserves) and 5% of another block (approximately $3.0 billion of FIA reserves) on a coinsurance basis and the Company acquired general account assets to support these assumed reserves. Certain of the FIAs included living withdrawal benefits. The Company paid $693 to Allianz upon closing, primarily relating to a ceding commission of $866, offset by cash settlements. The Company will participate in an aggregated hedging pool administered by Allianz, whereby the Company will pay Allianz a fee in order to participate in the pool and will receive an index credit payout based on the level of participation in the pool. A deferred gain on reinsurance was recorded in other liabilities upon the effective date for approximately $25 and will be recognized in income over the expected life of the underlying policies. On July 29, 2022, the Company executed a flow reinsurance agreement with Allianz. Under the terms of the transaction, the Company assumed certain FIA contracts issued by Allianz after August 2, 2022 on a coinsurance basis ("Flow Agreement"). Allianz will continue to service and administer the policies reinsured under the Inforce Agreement and Flow Agreement as the direct insurer of the business. On December 31, 2022, the Company retroceded 75% of the business assumed from Allianz to TR Re on a modified coinsurance basis. As a result of the retrocession, the Company recorded a deferred gain of $137.
On December 30, 2021, the Company entered into an affiliated reinsurance agreement with its parent TR Re. The Company generally ceded 50% of reserves related to variable and payout annuity blocks, with 100% of certain variable annuity guarantees and certain structured settlement contracts ceded at a lesser quota share percentage. All but the Company’s terminal funding block was ceded on a modified coinsurance basis, with the terminal funding block ceded on a coinsurance with funds withheld basis. The reinsured business ceded was the Company's direct written business and was not previously assumed. This affiliate reinsurance transaction was accounted for in accordance with reinsurance accounting. Under this method, a deferred gain on reinsurance was recorded in other liabilities of approximately $805 and will be recognized in income over the expected life of the underlying policies. The Company will continue to service and administer the policies as insurer of the reinsured block of business and will remain responsible for fulfilling its obligations to policyholders. The Company paid TR Re $100 in ceding commission and an additional $84 to settle tax balances associated with the transaction as part of the arrangement.
On September 17, 2021, the Company executed a flow reinsurance transaction with Lincoln National Corporation's ("Lincoln") insurance subsidiary, The Lincoln National Life Insurance Company. The Company coinsured a living benefit rider on variable annuity contracts issued by Lincoln between April 1, 2021 through June 30, 2022 up to a maximum of $1.5 billion of reinsured deposits. In June 2022, the Company entered into an extension of the agreement through June 30, 2023, at a lower quota share for contracts issued subsequent to June 30, 2022. Lincoln will continue to service and administer the policies as direct insurer of the business.
For additional information regarding reinsurance transactions, refer to Note 5 - Reinsurance.
In conjunction with the sale from The Hartford Financial Services Group ("The Hartford") in 2018, the Company entered into a five year transition services agreement with The Hartford to provide general ledger, cash management, investment accounting and information technology infrastructure services. In March 2019, the Company converted its existing transition services agreement for investment accounting services into an administrative service agreement, which expires in May 2023. The transition services agreement with The Hartford for the remaining services ended in 2020, as those services had fully transitioned to the Company.
Consolidation
The Consolidated Financial Statements include the accounts of the Company and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which the Company has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between the Company and its subsidiaries have been eliminated.
Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.
The most significant estimates include:
•Valuation of investments, including the underlying investments within the funds withheld liability;
•Evaluation of credit losses on fixed maturities, available for sale ("AFS");

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation and Significant Accounting Policies (continued)
•Allowance for credit losses (“ACL”) on mortgage loans;
•Valuation of derivative assets and liabilities, including embedded derivatives;
•Valuation of liabilities associated with FIA;
•Estimated gross profits ("EGPs") used to amortize VOBA and liabilities associated with variable annuities, FIA, and other universal life-type contracts, as well as certain deferred reinsurance amounts;
•Evaluation of goodwill and other intangible assets for impairment;
•Valuation of living withdrawal benefits and FIA required to be recorded at fair value;
•Valuation of value of business acquired ("VOBA"), deferred gains on reinsurance, and deferred acquisition costs ("DAC");
•Valuation allowance on deferred tax assets;
•Contingencies relating to corporate litigation and regulatory matters
Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.
Pushdown Accounting
Sixth Street
The Sixth Street Acquisition was accounted for using business combination accounting, together with an election to apply pushdown accounting. The goodwill from the Sixth Street Acquisition is attributable to the Company's expectation that the combined group can leverage its insurance platform to become a life insurance aggregator. Goodwill for the Sixth Street Acquisition is not deductible for tax purposes.
The following table represents the final determination of the fair value of the assets acquired and liabilities assumed for the Sixth Street Acquisition:

Cash and invested assets	$19,711
VOBA	565
Deferred income taxes	737
Goodwill	97
Other intangible assets	67
Reinsurance recoverables and other assets [1]	30,481
Separate account assets	112,857
Total assets	164,515
Reserves for future policy benefits	21,122
Other policyholder funds and benefits payable	25,961
Funds withheld liability [1]	1,039
Other liabilities	1,653
Separate account liabilities	112,857
Total liabilities	162,632

Stockholder's equity	1,883
Total liabilities and stockholder's equity	$164,515
[1]    Previously reported table was updated to reflect the gross presentation for modified coinsurance reinsurance transactions.
The Successor Company's assets and liabilities are recognized based on TFG’s accounting basis, with an offset to additional paid-in capital. In addition, retained earnings and accumulated other comprehensive income (“AOCI”) of the Predecessor Company are not carried forward, as a new basis of accounting has been established.
Invested Assets
The acquired investments are recorded at fair value through adjustments to additional paid-in capital at the acquisition date.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation and Significant Accounting Policies (continued)
Value of Business Acquired/Additional Reserves
In conjunction with the acquisition of the Company, a portion of the purchase price was allocated to the right to receive future gross profits from cash flows and earnings of the Company's insurance and investment contracts as of the date of the Sixth Street Acquisition. This intangible asset is called VOBA and is based on the actuarially estimated present value of future cash flows from the Company's insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions, including equity market returns, mortality, persistency, expenses, discount rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over EGPs and it is reviewed for recoverability quarterly. The fair value of certain acquired obligations of the Company exceeded the book value of assumed in-force policy liabilities resulting in additional reserve liabilities. These liabilities were increased to fair value, which is presented separately from VOBA as an additional insurance liability in other policyholder funds and benefits payable. The additional liability is amortized to income over the life of the underlying policies.
Goodwill
Goodwill represents the excess of the acquisition cost of an acquired business over the fair value of assets acquired and liabilities assumed. Goodwill is not amortized but is tested for impairment at the entity or reporting unit level annually or when events or circumstances arise, such as adverse changes in the business climate, that would more likely than not reduce the fair value of the entity or a reporting unit below its carrying value. Our methodology for conducting this goodwill impairment testing contains both a qualitative and quantitative assessment.
The Company has the option to initially perform an assessment of qualitative factors in order to determine whether it is more likely than not that the fair value of the entity or a reporting unit is less than its carrying amount. The qualitative factors may include, but are not limited to, economic conditions, industry and market considerations, cost factors, overall financial performance of the entity or a reporting unit and other company and entity-level or reporting unit-specific events. If it is determined that it is more likely than not that the fair value of the entity or reporting unit is less than its carrying amount, we then perform the impairment evaluation using a more detailed quantitative assessment. If the carrying values of the entity or reporting units were to exceed their fair value under that quantitative assessment, the amount of the impairment would be calculated and goodwill would be adjusted accordingly. The Company could directly perform this quantitative assessment, bypassing the qualitative assessment and perform a quantitative impairment test.
As a result of the quantitative review performed for the year ended December 31, 2022, the Company determined that the estimated fair value of TL exceeded its respective carrying value and that goodwill was not impaired. For the year ended December 31, 2021, the Company determined that the goodwill associated with TL was not impaired.
For a discussion of goodwill from the Sixth Street Acquisition, refer to Note 7 - Goodwill and Other Intangible Assets.
Other Intangible Assets
Intangible assets with definite lives are amortized over the estimated useful life of the asset. Amortizing intangible assets primarily consists of internally developed software amortized over a period not to exceed seven years. Intangible assets with indefinite lives, primarily insurance licenses, are not amortized but are reviewed annually in the Company's impairment analysis. They will be tested for impairment more frequently if events or circumstances indicate the fair value of indefinitely lived intangibles is less than the carrying value.
The Company determined during its reviews for December 31, 2022 and 2021 that its other indefinite-lived intangible assets and finite-lived intangible assets were not impaired.
For a discussion of other intangible assets from the Sixth Street Acquisition, refer to Note 7 - Goodwill and Other Intangible Assets.
Future Adoption of New Accounting Standards
Troubled Debt Restructurings and Vintage Disclosures

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation and Significant Accounting Policies (continued)
The Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) 2022-02, Financial Instruments – Credit Losses (Topic 326) – Troubled Debt Restructurings and Vintage Disclosures (“ASU 2022-02”) in March 2022, which eliminates the accounting guidance on troubled debt restructurings for creditors and amends the guidance on vintage disclosures. The amendments require that an entity evaluate whether the loan modification represents a new loan or a continuation of an existing loan, and introduce new requirements related to modifications made to borrowers experiencing financial difficulty. Additionally, ASU 2022-02 enhances disclosures for borrowers experiencing financial difficulty, by requiring current-period gross write-offs by year of origination for creditors with respect to loan refinancing and restructurings and internal risk ratings for financing receivables. ASU 2022-02 is effective for annual periods beginning after December 15, 2022 and interim periods within those annual periods, with early adoption permitted. The Company will adopt the amendments of ASU 2022-02 prospectively in the first quarter of 2023 and does not expect it to have a material impact on the Company.
Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
The FASB issued ASU 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”) in June 2022. ASU 2022-03 clarifies that a contractual sales restriction is not considered in measuring an equity security at fair value and to introduce new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value. ASU 2022-03 applies to both holders and issuers of equity and equity-linked securities measured at fair value. The amendments in ASU 2022-03 are effective for the Company in fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adopted permitted. The Company will adopt the provisions of ASU 2022-03 in the first quarter of 2024 and does not expect it to have a material impact on the Company.
Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
The FASB issued ASU 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”) in October 2021, which requires acquiring entities to apply Topic 606, Revenue from Contracts with Customers upon recognizing and measuring contract assets and liabilities in a business combination. This update is intended to improve comparability after a business combination, by providing consistent recognition and measurement of revenue contracts with customers acquired and not acquired in a business combination. ASU 2021-08 is effective for annual periods beginning after December 15, 2022 and interim periods within those annual periods, with early adoption permitted. The amendments in ASU 2021-08 should be applied prospectively. We will adopt the provisions of this ASU in the first quarter of 2023 and do not expect it to have a material impact on the Company.
Targeted Improvements to the Accounting for Long Duration Contracts
The FASB issued ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts ("ASU 2018-12") in August 2018, which impacts the existing recognition, measurement, presentation, and disclosure requirements for certain long-duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the liability for future policy benefits ("LFPB"), by requiring annual or more frequent updates of insurance assumptions and modifying rates used to discount future cash flows. Further, the guidance seeks to improve the accounting for certain market-based options or guarantees associated with account balance contracts, simplify the amortization of DAC and other balances amortized on a basis consistent with DAC, and improve the effectiveness of the required disclosures.
This guidance was amended through the issuance of ASU 2020-11, which deferred the effective date the Company is required to adopt the guidance to January 1, 2023 with early adoption permitted. Through the issuance of ASU 2022-05, an insurance entity is permitted, prior to the effective date, to exclude certain contracts from applying the amendments in ASU 2018-12, when those contracts have been derecognized because of a sale or disposal of an individual or a group of contracts or legal entities and in which the insurance entity has no significant continuing involvement with the derecognized contracts. The Company does not currently intend to apply this accounting policy election.
The Company intends to use the full retrospective adoption method, as of the date of the Sixth Street Acquisition. The Company does not expect an impact to stockholder's equity as a result of the adoption of ASU 2018-12, due to the application of purchase accounting; whereby assets and liabilities were transacted at fair value as of the date of the acquisition. Upon the adoption of ASU 2018-12, the change in the carrying value of insurance assets and liabilities as of July 1, 2021 are recorded with an equal and offsetting adjustment to VOBA or an additional reserve. Refer below for further discussion of other impacts upon adoption to the new standard. The adoption is expected to have a material effect on the Company’s results of operations due to the updating of cash flow assumptions for LFPB, recognition of changes to the fair value of market risk benefits (“MRB”), and the change in amortization methodology for DAC and other DAC-like balances.
The Company has made key accounting policy decisions, including insurance policy groupings for recognition and measurement of LFPB, discount rate methodology, development of liability cash flow and claim expense assumptions, and DAC and other DAC-like amortization methodology. Outlined below are four key areas of change, although there are other less significant policy changes not noted below.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation and Significant Accounting Policies (continued)

Amended Topic	Description	Adoption Method and Transition Impact
Cash flow and discount rate assumptions underlying insurance liabilities	For nonparticipating traditional and limited-payment insurance contracts, the Company will evaluate, at least annually in the same fiscal quarter, as to whether an update to cash flow assumptions is needed. The Company will update the cash flows used to measure the LFPB, for both changes in future assumptions and actual experience, at least annually.

The updating of cash flows impacts the amount of the deferred profit liability (“DPL”) recorded for limited-payment contracts. The DPL will be adjusted concurrently with any updating of the LFPB.

	Cash flows are required to be discounted with an upper-medium grade (or low credit risk) fixed-income instrument yield, with the effect of discount rate changes on the liability recorded in other comprehensive income (“OCI”). The discount rate utilized is intended to reflect the duration characteristics of the corresponding insurance liabilities. The Company will obtain yield curves and spreads for a range of tenors to determine spot yields to discount the cash flows of the insurance liabilities as of each valuation date.	The Company will adopt the guidance for LFPB, as of the date of the Sixth Street Acquisition. As of the acquisition date, the Company expects there will be a decrease to LFPB (and the associated reinsurance recoverable), which will be offset by a net increase to an additional reserve. This is due to the application of purchase accounting associated with the Sixth Street Acquisition, which employed lower discount rates for the fair value calculations than the required discount rates to value the cash flows on the insurance liabilities under ASU 2018-12.
MRB	The Company currently offers and assumes certain guarantees and product features on variable annuity and FIA products, which protect the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. These MRB features are required to be measured at fair value with changes in fair value recorded in net income, with the exception of the changes in MRB liabilities attributable to a change in an entity’s nonperformance risk, which is required to be recognized in OCI. For products that are reinsured, the portion of the change in MRB attributable to changes in the reinsurer’s nonperformance risk is recognized in income. The Company shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the MRB upon adoption.	The Company will adopt the guidance for MRB using the full retrospective method. As of the acquisition date, the Company expects there to be an increase to the MRB liability (and the associated reinsurance recoverable) and a decrease to VOBA, as a result of the difference between the establishment of the MRB recorded at fair value under ASU 2018-12 and reserves previously recorded for those benefits.
Amortization of DAC and other DAC-like balances	The Company will amortize DAC and other DAC-like balances on a constant-level basis over the expected term for a group of contracts consistent with the groupings used in estimating the associated LFPB. The constant-level basis for the group approximates a pattern of straight-line amortization at an individual contract level by using a method specific to the underlying product. The amortization rate utilized is calculated at the end of the current reporting period, including actual experience and any assumption updates. The revised amortization rate is applied prospectively from the beginning of the current reporting period.	As a result of amortizing DAC and other DAC-like balances on a constant-level basis, the Company does not expect a significant impact upon the adoption of ASU 2018-12.
Reporting and Disclosures	ASU 2018-12 requires certain enhanced presentation and disclosures including disaggregated rollforwards for LFPB, policyholder account balances, MRB, separate account liabilities, DAC and other DAC-like balances, and information about significant inputs, judgments and methods used in the LFPB measurement. The enhanced disclosures are intended to improve the ability of users of the financial statements to evaluate the timing, amount, and uncertainty of cash flows arising from long-duration contracts.	The Company’s implementation efforts and the evaluation of the impacts of the guidance on its consolidated financial statements, as well as its systems, processes, and controls, continue to progress. Given the nature and extent of the required changes to a significant portion of the Company’s operations, the adoption of this guidance is expected to have a material impact on its financial position and results of operations. In addition, there will be a significant increase in required disclosures.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation and Significant Accounting Policies (continued)
Significant Accounting Policies
The Company’s significant accounting policies are as follows:
Segment Information
The Company has no reportable segments and its principal products and services are comprised of variable, fixed and payout annuities, FIAs, and private-placement life insurance. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.
Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Policy charges and fee income for variable annuity, FIA, deferred annuity and other universal life-type contracts primarily consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.
Investments
Overview
The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments are classified as AFS and are carried at fair value, net of ACL. The after-tax difference between fair value and cost or amortized cost is reflected in stockholder's equity as a component of AOCI, after adjustments for the effect of VOBA and reserve adjustments. Equity securities are measured at fair value with any changes in valuation reported in net income. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts, net of ACL. Policy loans are carried at outstanding balance. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments accounted for under the equity method is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month lag and hedge funds generally on a one-month lag. Accordingly, income for the year ended December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company), the period of January 1, 2021 to June 30, 2021 (Predecessor Company), and the year ended December 31, 2020 (Predecessor Company), may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments consist of derivative instruments which are carried at fair value and real estate acquired in satisfaction of debt. Short-term investments, including cash equivalents, are carried at amortized cost, which approximates fair value.
Fair Value Option ("FVO")
The Company has elected the FVO for rated feeder fund investments, where a single entity issues both debt securities and equity interests and the Company owns both the debt security and equity interest portions of the investment. The Company has elected the FVO for these investments to reflect changes in fair value in earnings and to align the timing of the fair value measurement for its multiple investments in that single entity.
Credit Losses
An ACL is recognized as an estimate of credit losses expected over the life of financial instruments, such as mortgage loans, reinsurance recoverables and off-balance sheet credit exposures that the Company cannot unconditionally cancel. The measurement of the expected credit loss estimate is based on historical loss data, current conditions, and reasonable and supportable forecasts.
Credit losses on fixed maturities, AFS carried at fair value are measured through an other-than-temporary impairment ("OTTI"); however, losses are recognized through the ACL and no longer as an adjustment to the amortized cost. Recoveries of OTTI on fixed maturities, AFS are recognized as reversals of the ACL recognized through net realized capital gains and losses and no longer accreted as net investment income through an adjustment to the investment yield. Additionally, purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance establishes an ACL at acquisition, which is recorded with the purchase price to establish the initial amortized cost of the investment.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation and Significant Accounting Policies (continued)
Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in equity securities, derivatives contracts (both freestanding and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and certain investments where the FVO has been elected. The entire change in fair value of the FVO investment includes the components related to dividends and interest income. Impairments and changes in the ACL on fixed maturities, AFS; mortgage loans; and reinsurance recoverables are recognized as net realized capital losses in accordance with the Company’s impairment and ACL policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.
Interest income from fixed maturities, FVO is recognized when earned on the constant effective yield method based on estimated timing of cash flows.
Net Investment Income
Interest income from fixed maturities, AFS and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments have previously recognized an ACL and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings. Expected credit losses on fixed maturities, AFS are recorded through an ACL. The Company’s non-income producing investments were not material for the year ended December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company), the period of January 1, 2021 to June 30, 2021 (Predecessor Company), and the year ended December 31, 2020 (Predecessor Company). In addition, net investment income includes a portion of the change in funds withheld at interest, as a result of the change in the risk-free rate on the host contract.
Derivative Instruments
Overview
The Company utilizes a variety of over-the-counter ("OTC") transactions, OTC cleared through central clearing houses ("OTC-cleared"), and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:
•to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;
•to manage liquidity;
•to control transaction costs;
•to enter into synthetic replication transactions.
Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.
Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation and Significant Accounting Policies (continued)
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.
Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.
The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in other investments and other liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.
The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivatives of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (2) a hedge of a net investment in a foreign operation (“net investment” hedge) or (3) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged on the Consolidated Statements of Cash Flows.
Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.
Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation and Significant Accounting Policies (continued)
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.
When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.
Embedded Derivatives
The Company purchases investments and has previously issued and assumed via reinsurance financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument on the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.
Credit Risk
Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $7. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.
Cash
Cash represents cash on hand and demand deposits with banks or other financial institutions, as well as money market funds.
Reinsurance
The Company cedes to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. The Company also assumes from unaffiliated insurers to provide our counterparties with risk management solutions. The Company's historical reinsurance cessions provided a level of risk mitigation desired by prior ownership. The Company's current reinsurance assumptions and internal retrocessions provide strategic business growth opportunities. In ceding and assuming risks, the Company may use various types of reinsurance including coinsurance, modified coinsurance, coinsurance with funds withheld arrangements, and yearly renewable term. Failure of reinsurers to honor their obligations could result in losses to the Company. Ceded reinsurance arrangements do not discharge the Company as the primary insurer, except for instances where the primary policy or policies have been novated.
Premiums and benefits and losses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and are presented net of an ACL which is based on the expectation of lifetime credit loss.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation and Significant Accounting Policies (continued)
Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions. The deferred gain or acquisition cost related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies and is primarily amortized on a constant-level basis.
Under coinsurance arrangements, reserves and investment assets are transferred from the ceding insurer to the reinsurer. In certain arrangements, the reinsurer will hold the assets supporting the reserves in a trust for the benefit of the ceding insurer.
Under modified coinsurance arrangements, both the ceded reserves and the investment assets that support the reserves are retained by the cedant and profit and loss with respect to the obligations and investment returns flow through periodic net settlements. Under coinsurance with funds withheld arrangements, ceded reserves are transferred to the reinsurer, however, investment assets that support the reserves are retained by the cedant, and profit and loss with respect to only the investment returns flow through periodic net settlements. Both modified coinsurance and coinsurance with funds withheld arrangements require the cedant to establish a mechanism which legally segregates the underlying assets. The Company has the right of offset on general account assets and liabilities reinsured on a modified coinsurance and coinsurance with funds withheld basis, but have elected to present balances due to and due from reinsurance counterparties on a gross basis, within reinsurance recoverables and funds withheld liability on the Consolidated Balance Sheets. Modified coinsurance of assumed separate accounts accounted for under reinsurance accounting is presented on a net basis on the Consolidated Balance Sheets. As a result of the net presentation of the reinsured separate account assets and liabilities, we have revenue recorded from the reinsurance separate accounts as fee income, but not an associated asset or liability on the Consolidated Balance Sheets.
A funds withheld liability is established which represents the fair value of investment assets segregated under ceded modified coinsurance or coinsurance with funds withheld reinsurance arrangements. The funds withheld liability is comprised of a host contract and an embedded derivative. For ceded reinsurance agreements, the cedant has an obligation to pay the total return on the assets supporting the funds withheld liability. Interest accrues at a risk-free rate on the host contract and is recorded as net investment income in the Consolidated Statements of Operations. The embedded derivative is similar to a total return swap on the income generated by the underlying assets held by the cedant. The change in the embedded derivative is recorded in net realized capital gains (losses).
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.
Value of Business Acquired
VOBA represents the estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts as of the date of the acquisition. It is based on the actuarially estimated present value of future cash flows from the acquired insurance and investment contracts in-force as of the date of the acquisition. The principal assumptions used in estimating VOBA include equity market returns, mortality, persistency, expenses, and discount rates, in addition to other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. For certain transactions, the fair value of acquired obligations of the Company exceed the book value of assumed in-force policy liabilities resulting in additional insurance liabilities. In pushdown accounting, these liabilities were increased to fair value, which is presented separately from VOBA as an additional insurance liability included in other policyholder funds and benefits payable on the Consolidated Balance Sheets. The Company amortizes VOBA over EGPs and it is reviewed for recoverability quarterly.
The Company also uses the present value of EGPs to determine reserves for universal life type contracts (including VA) with death or other insurance benefits such as guaranteed minimum death benefits, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation and Significant Accounting Policies (continued)
For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Future gross profits are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and annuitization rates. Changes in these assumptions and changes to other assumptions such as expenses and hedging costs cause EGPs to fluctuate, which impacts earnings.
In the third quarter of 2022, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder behavior assumptions if credible emerging data indicates that changes are warranted. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the VOBA models, as well as EGPs used in the death and other insurance benefit reserving models.
All assumption changes that affect the estimate of future EGPs including the update of current account values and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the VOBA, death and other insurance benefit reserve balances on the Consolidated Balance Sheets with an offsetting benefit or charge on the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of VOBA by comparing the existing balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.
Policyholders or their beneficiaries may make modifications to existing contracts. If the new modification results in a substantially changed replacement contract, the existing VOBA is written off through income. If the modified contract is not substantially changed, the existing VOBA continues to be amortized and incremental costs are expensed in the period incurred.
Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under U.S. GAAP in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.
Separate Accounts
The Company records the variable account value portion of variable annuities, variable life insurance products and individual, institutional, and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the change in the related liability. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.
Reserve for Future Policy Benefits
Reserve for Future Policy Benefits on Universal Life-type Contracts
Certain contracts classified as universal life-type include death and other insurance benefit features. These features include guaranteed minimum death benefit ("GMDB") and the life-contingent portion of guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, including assumed variable annuity contracts, secondary guarantee benefits offered with universal life insurance contracts, as well as GLWB riders and guaranteed annuitization benefits offered by assumed variable annuity and FIA contracts. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value ("MAV"). For the Company's products with life-contingent GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation and Significant Accounting Policies (continued)
GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GLWBs on FIA contracts allow guaranteed lifetime withdrawals even if account value is otherwise insufficient. Certain FIA contracts contain a second notional account value which provides additional annuitization benefits. This death and other insurance benefit liability is reported in reserve for future policy benefits on the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits and losses in the Company’s Consolidated Statements of Operations.
The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to assumed market rates of return and assumptions including volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits and losses. For further information on the Unlock, see the Value of Business Acquired accounting policy section within this footnote.
The Company reinsures a majority of its FIA, a portion of its in-force GMDB and GMWB risks, and all of its universal life insurance secondary guarantees.
Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts
Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.
The Company uses reinsurance for a portion of its fixed and payout annuity businesses and its life insurance business.
Other Policyholder Funds and Benefits Payable
Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuities, including account values for assumed variable annuities, assumed FIA and other universal life-type contracts, investment contracts, assumed FIAs and the non-life contingent portion of variable annuity GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses and assumed reinsurance. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of the fair value of GMWBs and assumed FIAs that represent embedded derivatives, refer to Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements
The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:
Level 1    Fair values based primarily on unadjusted quoted prices for identical assets or liabilities, in active markets that the Company has the ability to access at the measurement date.
Level 2    Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.
Level 3    Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.
The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2022 (Successor Company)
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$254	$—	$213	$41
Collateralized loan obligations ("CLOs")	676	—	567	109
Commercial mortgage-backed securities ("CMBS")	1,514	—	1,237	277
Corporate	10,241	—	9,622	619
Foreign government/government agencies	315	—	311	4
Municipal	1,040	—	1,039	1
Residential mortgage-backed securities ("RMBS")	417	—	400	17
U.S. Treasuries	926	—	926	—
Total fixed maturities, AFS	15,383	—	14,315	1,068
Fixed maturities, FVO	331	—	25	306
Equity securities, at fair value	179	—	155	24
Limited partnerships and other alternative investments, FVO	58	—	—	58
Derivative assets
Foreign exchange derivatives	1	—	1	—
Macro hedge program	194	—	39	155
Total derivative assets [1]	195	—	40	155
Short-term investments	1,489	742	610	137
Reinsurance recoverable for FIA options	49	—	—	49
Reinsurance recoverable for FIA embedded derivative	288	—	—	288
Reinsurance recoverable for GMWB	(131)	—	—	(131)
Modified coinsurance reinsurance contracts	129	—	129	—
Separate account assets [2]	86,122	52,642	33,139	53
Total assets accounted for at fair value on a recurring basis	$104,092	$53,384	$48,413	$2,007
(Liabilities) Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable
FIA embedded derivative	$(385)	$—	$—	$(385)
GMWB embedded derivative	131	—	—	131
Total other policyholder funds and benefits payable	(254)	—	—	(254)
Derivative liabilities
Credit derivatives	4	—	4	—
Foreign exchange derivatives	14	—	14	—
Interest rate derivatives	(1)	—	(1)	—
Macro hedge program	17	—	24	(7)
Total derivative liabilities [3]	34	—	41	(7)
Funds withheld on modified coinsurance reinsurance contracts	1,481	—	1,518	(37)
Total (liabilities) accounted for at fair value on a recurring basis	$1,261	$—	$1,559	$(298)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2021 (Successor Company)
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
ABS	$258	$—	$258	$—
CLOs	944	—	785	159
CMBS	2,335	—	2,059	276
Corporate	13,357	39	12,653	665
Foreign government/government agencies	362	—	362	—
Municipal	1,456	—	1,455	1
RMBS	811	—	737	74
U.S. Treasuries	1,448	127	1,321	—
Total fixed maturities, AFS	20,971	166	19,630	1,175
Equity securities, at fair value	203	11	171	21
Derivative assets
Credit derivatives	2	—	2	—
Foreign exchange derivatives	7	—	7	—
Interest rate derivatives	18	—	15	3
Macro hedge program	16	—	(11)	27
Total derivative assets [1]	43	—	13	30
Short-term investments	1,254	744	435	75
Reinsurance recoverable for GMWB	(8)	—	—	(8)
Separate account assets [2]	110,021	69,089	40,449	79
Total assets accounted for at fair value on a recurring basis	$132,484	$70,010	$60,698	$1,372
(Liabilities) Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable
FIA embedded derivative	$(655)	$—	$—	$(655)
GMWB embedded derivative	80	$—	$—	$80
Total other policyholder funds and benefits payable	(575)	—	—	(575)
Derivative liabilities
Foreign exchange derivatives	2	—	2	—
Interest rate derivatives	(25)	—	(22)	(3)
Macro hedge program	(229)	—	(14)	(215)
Total derivative liabilities [3]	(252)	—	(34)	(218)
Funds withheld on modified coinsurance reinsurance contracts	15	—	15	—
Total (liabilities) accounted for at fair value on a recurring basis	$(812)	$—	$(19)	$(793)
[1]    Includes derivative instruments in a net positive fair value position (derivative asset) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law. See footnote 3 to this table for derivative liabilities.
[2]    Approximately $1.1 billion and $1.6 billion of investment sales receivables, as of December 31, 2022 and 2021 (Successor Company), respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $289 and $404 of investments, as of December 31, 2022 and 2021 (Successor Company), respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.
[3]    Includes derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
Fixed Maturities, Equity Securities, Limited Partnerships and Other Alternative Investments for Which the Company has Elected the FVO, Short-term Investments, and Freestanding Derivatives, Including the Underlying Investments Within the Funds Withheld Liability
Valuation Techniques
The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:
•Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.
•Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, such as municipal securities and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.
•Internal matrix pricing is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s sector, financial strength, and term to maturity, using an independent public security index, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the significant inputs are observable or can be corroborated with observable data.
•Independent broker quotes, which are typically non-binding use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.
The fair value of freestanding derivative instruments is determined primarily using a discounted cash flow model or option model technique and incorporates counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB and FIA Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.
Valuation Inputs
Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, certain short-term investments, and exchange traded futures and option contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for Securities and Freestanding Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CLOs, CMBS and RMBS)
• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS, CLOs, and RMBS:
• Estimate of future principal prepayments, derived from the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral	• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:
• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity
Corporate
• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature	• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities and private bank loans:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature
U.S Treasuries, Municipals, and Foreign government/government agencies
• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements	• Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Limited Partnerships and Other Alternative Investments, FVO
Not applicable	• Prices of privately traded securities • Characteristics of privately traded securities, including yield, duration and spread duration
Short-term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	• Independent broker quotes
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility • Swap curve beyond 30 years

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2022 (Successor Company)
Assets Accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs [4]	$109	Discounted cash flows	Spread	55bps	337bps	325bps	Decrease
CMBS	277	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	419bps	1,001bps	534bps	Decrease
Corporate [4]	901	Discounted cash flows	Spread	71bps	719bps	309bps	Decrease
RMBS [3]	13	Discounted cash flows	Spread [6]	62bps	227bps	138bps	Decrease
			Constant prepayment rate [6]	2%	10%	6%	Decrease [5]
			Constant default rate [6]	1%	4%	2%	Decrease
			Loss severity [6]	10%	65%	25%	Decrease
As of December 31, 2021 (Successor Company)
Assets Accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs	$159	Discounted cash flows	Spread	234bps	258bps	257bps	Decrease
CMBS	276	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	203bps	637bps	303bps	Decrease
Corporate [4]	623	Discounted cash flows	Spread	125bps	1,227bps	278bps	Decrease
RMBS [3]	65	Discounted cash flows	Spread [6]	39bps	229bps	90bps	Decrease
			Constant prepayment rate [6]	4%	16%	8%	Decrease [5]
			Constant default rate [6]	1%	4%	3%	Decrease
			Loss severity [6]	—%	100%	64%	Decrease
[1]    The weighted average is determined based on the fair value of the securities.
[2]    Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[3]    Excludes securities for which the Company bases fair value on broker quotations.
[4]    Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value. Amounts for December 31, 2022 include $306 of fixed maturities, FVO.
[5]    Decrease for above market rate coupons and increase for below market rate coupons.
[6]    Generally, a change in the assumption used for the constant default rate would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for constant prepayment rate and would have resulted in wider spreads.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The tables below exclude certain securities for which fair values are predominately based on independent broker quotes.

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives
As of December 31, 2022 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Macro hedge program [3]
Equity options	$65	Option model	Equity volatility	18%	64%	26%	Increase
Interest rate swaption	97	Option model	Interest rate volatility	1%	1%	1%	Increase
As of December 31, 2021 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$3	Discounted cash flows	Swap curve beyond 30 years	2%	2%	2%	Decrease
Interest rate swaptions	(3)	Option Model	Interest rate volatility	1%	1%	1%	Increase
Macro hedge program [3]
Equity options	(195)	Option model	Equity volatility	17%	63%	28%	Increase
Interest rate swaption	7	Option model	Interest rate volatility	1%	1%	1%	Increase
[1]    The weighted average is determined based on the fair value of the securities.
[2]    Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[3]    Excludes derivatives for which the Company bases fair value on broker quotations.
GMWB and FIA Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives	The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a GRB which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains (losses).
FIA Embedded Derivative	The Company assumed through reinsurance FIA contracts that provide the policyholder with benefits that depend on the performance of market indices. Benefits in excess of contract guarantees represent an embedded derivative carried at fair value and reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains (losses).
Freestanding Customized Derivatives	The Company previously held freestanding customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of GMWB riders written on a direct basis. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retained the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives were reported on the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.
GMWB Reinsurance Derivative	The Company has reinsurance arrangements with affiliated and unaffiliated reinsurers in place to transfer a portion of its risk of loss due to GMWB. Certain of these arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables on the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains (losses).
Valuation Techniques
Fair values for FIA and GMWB embedded derivatives, freestanding customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.
Valuation Inputs
The fair value for each of the non-life contingent GMWBs, FIA embedded derivative, the freestanding customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Benefits; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.
Best Estimate Benefits
The Best Estimate Benefits are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior.
Credit Standing Adjustment
The credit standing adjustment is an estimate of the adjustment to the fair value that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of estimates of peer company and reinsurer bond spreads and credit default spreads from capital markets, adjusted for market recoverability.
Margins
The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB and FIA Embedded, Customized and Reinsurance Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels
• Market implied equity volatility assumptions
• Credit standing adjustment assumptions
• Option budgets

Assumptions about policyholder behavior, including:
• Withdrawal utilization
• Withdrawal rates
• Lapse rates
• Reset elections

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 GMWB Embedded, Customized and Reinsurance Derivatives
As of December 31, 2022 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal utilization [2]	—%	100%	62%	Increase
Withdrawal rates [3]	4%	8%	6%	Increase
Lapse rates [4]	—%	40%	3%	Decrease [8]
Reset elections [5]	—%	99%	10%	Decrease [8]
Equity volatility [6]	18%	28%	23%	Increase
Credit standing adjustment [7]	0.1%	0.3%	0.3%	Decrease
As of December 31, 2021 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal utilization [2]	—%	100%	62%	Increase
Withdrawal rates [3]	4%	8%	6%	Increase
Lapse rates [4]	—%	48%	5%	Decrease [8]
Reset elections [5]	—%	99%	8%	Decrease [8]
Equity volatility [6]	11%	25%	21%	Increase
Credit standing adjustment [7]	—%	0.2%	0.1%	Decrease
Significant Unobservable Inputs for Level 3 FIA Embedded Derivative
As of December 31, 2022 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal rates [3]	—%	15.9%	1.7%	Decrease
Lapse rates [4]	1.0%	25.0%	6.5%	Decrease
Option budgets [9]	0.5%	3.8%	1.6%	Increase
Credit standing adjustment [7]	—%	0.2%	0.1%	Decrease
As of December 31, 2021 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal rates [3]	—%	16%	2%	Decrease
Lapse rates [4]	1%	34%	6%	Decrease
Option budgets [9]	1%	4%	2%	Increase
Credit standing adjustment [7]	—%	0.1%	0.1%	Decrease
[1]    Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[2]    Range represents assumed percentages of policyholders taking withdrawals.
[3]    Range represents assumed annual percentage of allowable amount withdrawn.
[4]    Range represents assumed annual percentages of policyholders electing a full surrender.
[5]    Range represents assumed annual percentages of eligible policyholders electing to reset their guaranteed benefit base.
[6]    Range represents implied market volatilities for equity indices based on multiple pricing sources.
[7]    Range represents Company credit spreads, adjusted for market recoverability.
[8]    The impact may be an increase for some contracts, particularly those with out of the money guarantees.
[9]    Range represents assumed annual budget for index options.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 53% and 40% were subject to significant liquidation restrictions as of December 31, 2022 and 2021 (Successor Company), respectively. Total limited partnerships that do not allow any form of redemption were 0% as of December 31, 2022 (Successor Company) and 2021 (Successor Company), respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS and commercial mortgage loans.
Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs
The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified within the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 rollforwards may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The following tables present a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2022 (Successor Company), for which the Company used significant unobservable inputs (Level 3):

Fair Value Rollforwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of December 31, 2021	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2022
Assets
Fixed maturities, AFS
ABS	$—	$—	$(2)	$52	$(6)	$—	$—	$(3)	$41
CLOs	159	—	(1)	80	(54)	—	—	(75)	109
CMBS	276	—	(26)	68	(34)	—	—	(7)	277
Corporate	665	(2)	(43)	132	(137)	(10)	20	(6)	619
Foreign govt./govt. agencies	—	—	(1)	5	—	—	—	—	4
Municipal	1	—	—	—	—	—	—	—	1
RMBS	74	—	(1)	22	(26)	(19)	—	(33)	17
Total fixed maturities, AFS	1,175	(2)	(74)	359	(257)	(29)	20	(124)	1,068
Fixed Maturities, FVO	—	(21)	—	327	—	—	—	—	306
Equity securities, at fair value	21	6	—	8	(11)	—	—	—	24
LPs and other alternative investments, FVO	—	16	—	42	—	—	—	—	58
Freestanding derivatives
Interest rate	—	22	—	—	(22)	—	—	—	—
Macro hedge program	(188)	74	—	351	(89)	—	—	—	148
Total freestanding derivatives [5]	(188)	96	—	351	(111)	—	—	—	148
Short-term investments	75	—	—	192	(80)	—	—	(50)	137
Reinsurance recoverable for FIA options	—	(22)	—	123	(52)	—	—	—	49
Reinsurance recoverable for FIA embedded derivative	—	—	—	288	—	—	—	—	288
Reinsurance recoverable for GMWB	(8)	(14)	—	—	(109)	—	—	—	(131)
Separate accounts	79	(2)	—	99	—	(23)	—	(100)	53
Total assets	$1,154	$57	$(74)	$1,789	$(620)	$(52)	$20	$(274)	$2,000
(Liabilities)
Other policyholder funds and benefits payable
FIA embedded derivative	$(655)	$256	$—	$(13)	$27	$—	$—	$—	$(385)
GMWB embedded derivative	80	88	—	—	(37)	—	—	—	131
Total other policyholder funds and benefits payable	(575)	344	—	(13)	(10)	—	—	—	(254)
Funds withheld on modified coinsurance reinsurance contracts	—	—	—	(37)	—	—	—	—	(37)
Total liabilities	$(575)	$344	$—	$(50)	$(10)	$—	$—	$—	$(291)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the period of July 1, 2021 to December 31, 2021 (Successor Company), for which the Company used significant unobservable inputs (Level 3):

Fair Value Rollforwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of July 1, 2021	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2021
Assets
Fixed maturities, AFS
ABS	$8	$—	$—	$—	$—	$—	$—	$(8)	$—
CLOs	248	—	—	34	(64)	—	—	(59)	159
CMBS	143	—	(2)	136	(1)	—	—	—	276
Corporate	460	3	(2)	245	(30)	(11)	—	—	665
Municipal	—	—	—	—	—	—	1	—	1
RMBS	108	—	—	29	(29)	(19)	—	(15)	74
Total fixed maturities, AFS	967	3	(4)	444	(124)	(30)	1	(82)	1,175
Equity securities, at fair value	33	20	—	—	(32)	—	—	—	21
Freestanding derivatives
Interest rate	2	2	—	(4)	—	—	—	—	—
Total freestanding derivatives [5]	2	2	—	(4)	—	—	—	—	—
Reinsurance recoverable for GMWB	(6)	(8)	—	—	6	—	—	—	(8)
Short-term investments	14	—	—	88	(27)	—	—	—	75
Separate accounts	15	—	—	71	—	(5)	4	(6)	79
Total assets	$1,025	$17	$(4)	$599	$(177)	$(35)	$5	$(88)	$1,342
Liabilities
Freestanding derivatives
Macro hedge program	$(237)	$153	$—	$(1)	$(103)	$—	$—	$—	$(188)
Total freestanding derivatives [5]	(237)	153	—	(1)	(103)	—	—	—	(188)
Other policyholder funds and benefits payable
FIA embedded derivative	—	—	—	(655)	—	—	—	—	(655)
Guaranteed withdrawal benefits	77	29	—	—	(26)	—	—	—	80
Total other policyholder funds and benefits payable	77	29	—	(655)	(26)	—	—	—	(575)
Total liabilities	$(160)	$182	$—	$(656)	$(129)	$—	$—	$—	$(763)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the six months ended June 30, 2021 (Predecessor Company), for which the Company used significant unobservable inputs (Level 3):

Fair Value Rollforwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of December 31, 2020	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of June 30, 2021
Assets
Fixed maturities, AFS
ABS	$—	$—	$—	$10	$—	$—	$—	$(2)	$8
CLOs	259	—	—	50	(36)	—	—	(25)	248
CMBS	54	—	2	90	—	—	2	(5)	143
Corporate	328	—	(6)	132	(23)	(9)	53	(15)	460
RMBS	154	—	1	5	(34)	(15)	—	(3)	108
Total fixed maturities, AFS	795	—	(3)	287	(93)	(24)	55	(50)	967
Equity securities, at fair value	32	—	—	1	—	—	—	—	33
Freestanding derivatives
Interest rate	2	—	—	—	—	—	—	—	2
Total freestanding derivatives [5]	2	—	—	—	—	—	—	—	2
Reinsurance recoverable for GMWB	7	(19)	—	—	6	—	—	—	(6)
Short-term investments	22	—	—	2	(10)	—	—	—	14
Separate accounts	20	—	—	2	—	(4)	2	(5)	15
Total assets	$878	$(19)	$(3)	$292	$(97)	$(28)	$57	$(55)	$1,025
Liabilities
Freestanding derivatives
Macro hedge program	$(441)	$385	$—	$12	$(193)	$—	$—	$—	$(237)
Total freestanding derivatives [5]	(441)	385	—	12	(193)	—	—	—	(237)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	21	82	—	—	(26)	—	—	—	77
Total other policyholder funds and benefits payable	21	82	—	—	(26)	—	—	—	77
Total liabilities	$(420)	$467	$—	$12	$(219)	$—	$—	$—	$(160)
[1]    The Company classifies realized and unrealized gains (losses) on FIA and GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]    Amounts in these columns are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.
[3]    All amounts are before income taxes and amortization.
[4]    Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[5]    Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported on the Consolidated Balance Sheets in other investments and other liabilities.
[6]    Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) Included in Net Income for Financial Instruments Classified as Level 3 Still Held at End of Period [1] [2]
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
Assets
Fixed maturities, AFS
Corporate	$(2)	$—	$—
Total fixed maturities, AFS	(2)	—	—
Fixed maturities, FVO	(21)	—	—
Equity securities, at fair value	—	—	—
Limited partnerships and other alternative investments, FVO	16	—	—
Freestanding derivatives
Interest rate	(3)	2	(40)
Macro hedge program	42	—	—
Total freestanding derivatives	39	2	(40)
Reinsurance recoverable for FIA options	(22)	—	—
Reinsurance recoverable for GMWB	(14)	(8)	(19)
Separate accounts	(2)	—	—
Total assets	(6)	(6)	(59)
(Liabilities)
Freestanding derivatives
Macro hedge program	—	(63)	(121)
Total freestanding derivatives	—	(63)	(121)
Other policyholder funds and benefits payable
FIA embedded derivative	256	—	—
GMWB embedded derivative	101	29	82
Total other policyholder funds and benefits payable	357	29	82
Total liabilities	$357	$(34)	$(39)
[1]    All amounts presented are reported in net realized capital gains (losses).The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.
[2]    Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) Included in OCI for Financial Instruments Classified as Level 3 Still Held at End of Period [1]
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
Assets
Fixed maturities, AFS
ABS	$(2)	$—	$—
CLOs	(1)	—	—
CMBS	(26)	(2)	3
Corporate	(43)	(2)	(4)
RMBS	(2)	—	1
Total fixed maturities, AFS	(74)	(4)	—
Total assets	$(74)	$(4)	$—
[1]    Changes in unrealized gains (losses) on fixed maturities, AFS are reported in changes in net unrealized gain on fixed maturities, AFS on the Consolidated Statements of Comprehensive Income (Loss).

Financial Assets and Liabilities Not Carried at Fair Value
	Fair Value Hierarchy Level	Successor Company
		Carrying Amount [1]	Fair Value	Carrying Amount [1]	Fair Value
		December 31, 2022		December 31, 2021
Assets
Policy loans	Level 3	$1,495	$1,495	$1,484	$1,484
Mortgage loans [1]	Level 3	$2,520	$2,232	$2,131	$2,138
Liabilities
Other policyholder funds and benefits payable [2]	Level 3	$4,834	$4,271	$5,137	$4,792
Funds withheld liability	Level 3	$11,967	$11,967	$6,379	$6,379
[1]    As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the carrying amount of mortgage loans was net of ACL of $15 and $12, respectively.
[2]    Excludes group accident and health and universal life insurance contracts, including Corporate Owned Life Insurance ("COLI").

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments

Net Investment Income
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
(Before tax)
Fixed maturities [1]	$620	$174	$243	$518
Equity securities	10	10	2	7
Mortgage loans	74	32	45	92
Policy loans	82	36	40	82
Limited partnerships and other alternative investments	168	259	216	130
Other [2]	(146)	1	1	13
Investment expense	(30)	(14)	(13)	(26)
Total net investment income	$778	$498	$534	$816
[1]    Includes net investment income on short-term investments and excludes amounts related to fixed maturities where the FVO was elected.
[2]    Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities along with income on assets from the COLI block of business. Includes a portion of the change in funds withheld liability, due to the risk-free rate on the host contract on modified coinsurance.

Net Realized Capital Gains (Losses)
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
(Before tax)
Gross gains on sales	$2	$14	$55	$166
Gross losses on sales	(532)	(20)	(8)	(32)
Net realized gains (losses) on sales of equity securities	5	19	—	—
Change in net unrealized gains (losses) on equity securities [1]	(24)	(2)	—	1
Net credit losses on fixed maturities, AFS	(1)	—	—	(1)
Change in ACL on mortgage loans	(3)	—	6	(8)
Intent-to-sell impairments	—	—	—	(6)
Change in fair value of fixed maturities, FVO	(21)
Change in fair value of LPs and other alternative investments, FVO	16
FIA embedded derivative	270
FIA hedging program	(247)
GMWB derivatives, net				82
Variable annuity macro hedge program	(1)	(67)	(243)	(414)
Transactional foreign currency revaluation	—	—	—	3
Non-qualifying foreign currency derivatives	7	5	(2)	(7)
Modified coinsurance reinsurance derivative contracts	1,136	15	22	(50)
Other, net [2]	(290)	16	(72)	192
Net realized capital gains (losses)	$317	$(20)	$(242)	$(74)
[1]     The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2022, were $(24) for the year ended December 31, 2022 (Successor Company). The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2021, were $(3) for the period of July 1, 2021 to December 31, 2021 (Successor Company). The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of June 30, 2021 , were $1 for the six months ended June 30, 2021 (Predecessor Company). The net unrealized gains (losses) on equity securities included in net

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
realized capital gains (losses) related to equity securities still held as of December 31, 2020 were $4 for year ended December 31, 2020 (Predecessor Company).
[2] Includes gains (losses) on non-qualifying derivatives, excluding foreign currency derivatives, of $833 for the year ended December 31, 2022 (Successor Company), $37 for the period of July 1, 2021 to December 31, 2021 (Successor Company), $(54) for the six months ended June 30, 2021 (Predecessor Company) and $149 for the year ended December 31, 2020 (Predecessor).

Sales of AFS Securities
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Fixed maturities, AFS
Sale proceeds	$5,897	$2,372	$1,007	$1,789
Gross gains	2	14	55	165
Gross losses	(531)	(16)	(8)	(31)
Sales of fixed maturities, AFS in 2022 were primarily a result of strategic asset allocations, tactical changes to the portfolio driven by changing market conditions, and duration and liquidity management.
Accrued Interest Receivable on Fixed Maturities, AFS and Mortgage Loans
As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company reported accrued interest receivable related to fixed maturities, AFS of $183 and $178, respectively, and accrued interest receivable related to mortgage loans of $8 and $6, respectively. These amounts are recorded in other assets on the Consolidated Balance Sheets and are not included in the carrying value of the fixed maturities or mortgage loans. The Company does not include the current accrued interest receivable balance when estimating the ACL. The Company has a policy to write-off accrued interest receivable balances that are more than 90 days past due. Write-offs of accrued interest receivable are recorded as a credit loss component of realized capital gains and losses.
Interest income on fixed maturities and mortgage loans is accrued unless it is past due over 90 days or management deems the interest uncollectible.
Recognition and Presentation of Intent-to-Sell Impairments and ACL on Fixed Maturities, AFS
The Company will record an "intent-to-sell impairment" as a reduction to the amortized cost of fixed maturities, AFS in an unrealized loss position if the Company intends to sell or it is more likely than not that the Company will be required to sell the fixed maturity before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value on the impairment date and the amortized cost basis of the fixed maturity before recognizing the impairment.
For fixed maturities where a credit loss has been identified and no intent-to-sell impairment has been recorded, the Company will record an ACL for the portion of the unrealized loss related to the credit loss. Any remaining unrealized loss on a fixed maturity after recording an ACL is the non-credit amount and is recorded in OCI. The ACL is the excess of the amortized cost over the greater of the Company's best estimate of the present value of expected future cash flows or the security's fair value. Cash flows are discounted at the effective yield that is used to record interest income. The ACL cannot exceed the unrealized loss and, therefore, it may fluctuate with changes in the fair value of the fixed maturity if the fair value is greater than the Company's best estimate of the present value of expected future cash flows. The initial ACL and any subsequent changes are recorded in net realized capital gains and losses. The ACL is written off against the amortized cost in the period in which all or a portion of the related fixed maturity is determined to be uncollectible.
Developing the Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company's considerations include, but are not limited to (a) changes in the financial condition of the issuer and/or the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.
For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, instrument-specific developments including changes in credit ratings, industry earnings multiples and the issuer’s ability to restructure, access capital markets, and execute asset sales.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios ("LTV"), average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

ACL on Fixed Maturities, AFS by Type for the Year Ended December 31, 2022 (Successor Company)
(Before tax)	Corporate	Total
Balance, beginning of period	$—	$—
Credit losses on fixed maturities where an allowance was not previously recorded	1	1
Write-offs charged against the allowance	(1)	(1)
Balance, end of period	$—	$—

ACL on Fixed Maturities, AFS by Type for the Period of July 1, 2021 to December 31, 2021 (Successor Company)
(Before tax)	Corporate	Total
Balance, beginning of period	$—	$—
Credit losses on fixed maturities where an allowance was not previously recorded	—	—
Balance, end of period	$—	$—

ACL on Fixed Maturities, AFS by Type for the Six Months Ended June 30, 2021 (Predecessor Company)
(Before tax)	Corporate	Total
Balance, beginning of period	$1	$1
Credit losses on fixed maturities where an allowance was not previously recorded	—	—
Balance, end of period	$1	$1
Fixed Maturities, AFS

Fixed Maturities, AFS by Type
	Successor Company
	December 31, 2022					December 31, 2021
	Amortized Cost	ACL	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	ACL	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
ABS	$276	$—	$—	$(22)	$254	$260	$—	$—	$(2)	$258
CLOs	703	—	—	(27)	676	945	—	—	(1)	944
CMBS	1,724	—	1	(211)	1,514	2,345	—	4	(14)	2,335
Corporate	12,565	—	2	(2,326)	10,241	13,380	—	50	(73)	13,357
Foreign government/government agencies	377	—	—	(62)	315	365	—	1	(4)	362
Municipal bonds	1,309	—	—	(269)	1,040	1,452	—	10	(6)	1,456
RMBS	503	—	—	(86)	417	818	—	—	(7)	811
U.S. Treasuries	1,232	—	—	(306)	926	1,421	—	28	(1)	1,448
Total fixed maturities, AFS	$18,689	$—	$3	$(3,309)	$15,383	$20,986	$—	$93	$(108)	$20,971

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Fixed Maturities, AFS by Contractual Maturity Year
	Successor Company
	December 31, 2022		December 31, 2021
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$445	$437	$341	$341
Over one year through five years	2,392	2,214	2,904	2,890
Over five years through ten years	4,438	3,732	5,248	5,241
Over ten years	8,209	6,140	8,125	8,151
Subtotal	15,484	12,523	16,618	16,623
Mortgage-backed, CLOs and ABS	3,205	2,860	4,368	4,348
Total fixed maturities, AFS	$18,689	$15,383	$20,986	$20,971
Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company evaluated its investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity. As of December 31, 2022 (Successor Company), we are providing the top 25 investment concentrations, other than the U.S. government and certain U.S. government agencies and commercial mortgage loans, due to the size of our investment portfolio in comparison to our stockholders’ equity as of December 31, 2022. As of December 31, 2021 (Successor Company), the Company did not have any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Top 25 Investment Holdings by Issuer	Market Value
Pacific Investment Management LLC	$347
Madison Capital Funding	195
Harbourvest	131
Bank of America	121
Twin Brook Capital Partners	104
Oracle Corporation	95
Whitehorse Liquidity Partners	91
Mitsubishi UFJ Financial Group	90
Citigroup	88
Mizuho Financial Group	87
J.P. Morgan & Co.	85
International Business Machines Corporation	84
Boeing Company	82
Goldman Sachs Group, Inc.	75
Wells Fargo & Company	74
Sumitomo Mitsui Financial Group	73
UnitedHealth Group Inc.	70
Walt Disney Company	70
Strategic Partners VIII L.P.	69
T-Mobile US, Inc	69
Deutsche Telekom International Finance B.V.	66
Amgen Inc.	65
Gridiron Capital Fund III LP	65
ING Group	63
Strategic Partners Touchdown Holdings L.P.	$62
Unrealized Losses on Fixed Maturities, AFS

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2022
Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$96	$(5)	$162	$(17)	$258	$(22)
CLOs	644	(27)	11	—	655	(27)
CMBS	819	(102)	682	(109)	1,501	(211)
Corporate	6,659	(1,544)	3,412	(782)	10,071	(2,326)
Foreign government/government agencies	185	(41)	128	(21)	313	(62)
Municipal	859	(219)	180	(50)	1,039	(269)
RMBS	123	(20)	293	(66)	416	(86)
U.S. Treasuries	864	(293)	63	(13)	927	(306)
Total fixed maturities, AFS in an unrealized loss position	$10,249	$(2,251)	$4,931	$(1,058)	$15,180	$(3,309)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2021
Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$252	$(2)	$—	$—	$252	$(2)
CLOs	751	(1)	—	—	751	(1)
CMBS	961	(14)	—	—	961	(14)
Corporate	5,788	(73)	—	—	5,788	(73)
Foreign government/government agencies	173	(4)	—	—	173	(4)
Municipal	337	(6)	—	—	337	(6)
RMBS	537	(7)	—	—	537	(7)
U.S. Treasuries	217	(1)	—	—	217	(1)
Total fixed maturities, AFS in an unrealized loss position	$9,016	$(108)	$—	$—	$9,016	$(108)
As of December 31, 2022 (Successor Company), fixed maturities, AFS in an unrealized loss position consisted of 4,426 instruments, and were primarily depressed due to higher interest rates and/or wider credit spreads since the purchase and/or application of pushdown accounting dates. As of December 31, 2022 (Successor Company), 57% of these fixed maturities were depressed less than 20% of cost or amortized cost. The increase in unrealized losses during 2022, was primarily attributable to higher interest rates and wider credit spreads.
Most of the fixed maturities depressed for twelve months or more relate to the corporate sector which were primarily depressed because current rates are higher and/or market spreads are wider than at the respective purchase and/or application of pushdown accounting dates. The Company neither has an intention to sell nor does it expect to be required to sell the fixed maturities outlined in the preceding discussion. The decision to record credit losses on fixed maturities, AFS in the form of an ACL requires us to make qualitative and quantitative estimates of expected future cash flows. Actual cash flows could deviate significantly from our expectations resulting in realized losses in future periods.
Mortgage Loans
ACL on Mortgage Loans
The Company reviews mortgage loans on a quarterly basis to estimate the ACL, with changes in the ACL recorded in net realized capital gains (losses). Apart from an ACL recorded on individual mortgage loans where the borrower is experiencing financial difficulties, the Company records an ACL on the pool of mortgage loans based on lifetime expected credit losses. The Company utilizes a third-party forecasting model to estimate lifetime expected credit losses at a loan level under multiple economic scenarios. The scenarios use macroeconomic data provided by an internationally recognized economics firm that generates forecasts of varying economic factors such as GDP growth, unemployment and interest rates. The economic scenarios are projected over 10 years. The first two years to four years of the 10-year period assume a specific modeled economic scenario (including moderate upside, moderate recession and severe recession scenarios) and then revert to historical long-term assumptions over the remaining period. Using these economic scenarios, the forecasting model projects property-specific operating income and capitalization rates used to estimate the value of a future operating income stream. The operating income and the property valuations derived from capitalization rates are compared to loan payment and principal amounts to create debt-service coverage ratios ("DSCRs") and LTVs over the forecast period. The Company's process also considers qualitative factors. The model overlays historical data about mortgage loan performance based on DSCRs and LTVs and projects the probability of default, amount of loss given a default and resulting expected loss through maturity for each loan under each economic scenario. Economic scenarios are probability-weighted based on a statistical analysis of the forecasted economic factors and qualitative analysis. The Company records the change in the ACL on mortgage loans based on the weighted-average expected credit losses across the selected economic scenarios.
When a borrower is experiencing financial difficulty, including when foreclosure is probable, the Company measures an ACL on individual mortgage loans. The ACL is established for any shortfall between the amortized cost of the loan and the fair value of the collateral less costs to sell. Estimates of collectibility from an individual borrower require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of underlying collateral such as changes in projected property value estimates. As of December 31, 2022 (Successor

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
Company) and December 31, 2021 (Successor Company), the Company did not have any mortgage loans for which an ACL was established on an individual basis.
There were no mortgage loans held-for-sale as of December 31, 2022 (Successor Company) or 2021 (Successor Company). In addition, as of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.

ACL on Mortgage Loans
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Beginning balance	$12	$—	$17	$—
Cumulative effect of accounting changes [1]				9
Cumulative effect of pushdown accounting		12
Adjusted beginning balance ACL	12	12	17	9
Current period provision (release)	3	—	(6)	8
Ending balance	$15	$12	$11	$17
[1] Represents the establishment of an ACL due to the adoption of expected credit loss accounting guidance. Refer to Note 1 - Basis of Presentation and Significant Accounting Policies for additional information.
The increase in the allowance for the year ended December 31, 2022 (Successor Company) was primarily attributable to the deteriorating economic conditions and the potential impact on real estate property valuations and, to a lesser extent, net additions of new loans. The increase in the allowance for the period of July 1, 2021 to December 31, 2021 (Successor Company) was the result of pushdown accounting. The decrease in the allowance for the six months ended June 30, 2021 (Predecessor Company), is the result of improved economic scenarios, including improved GDP growth and unemployment, and higher property valuations as compared to the prior periods. During 2020 (Predecessor Company), the Company increased the estimate of the ACL in response to significant economic stress experienced as a result of the COVID-19 pandemic.
The weighted-average LTV ratio of the Company’s mortgage loan portfolio was 62% as of December 31, 2022 (Successor Company), while the weighted-average LTV ratio at origination of these loans was 53%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan with property values based on appraisals updated no less than annually. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments and are updated no less than annually through reviews of underlying properties.

Mortgage Loans LTV & DSCR by Origination Year as of December 31, 2022 (Successor Company)
	2022		2021		2020		2019		2018		2017 & Prior		Total
Loan-to-Value	Amortized Cost	Avg. DSCR [2]	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost [1]	Avg. DSCR [2]
Greater than 80%	$54	—x	$—	—x	$—	—x	$—	—x	$—	—x	$41	2.09x	$95	2.09x
65% - 80%	10	2.02x	21	2.51x	14	2.79x	27	2.08x	116	1.28x	60	1.77x	248	1.71x
Less than 65%	461	2.47x	379	2.76x	166	2.65x	220	2.92x	181	2.14x	785	2.74x	2,192	2.67x
Total mortgage loans	$525	2.45x	$400	2.74x	$180	2.66x	$247	2.83x	$297	1.80x	$886	2.64x	$2,535	2.55x
[1]    As of December 31, 2022 (Successor Company), the amortized cost of mortgage loans excludes ACL of $15.
[2] Ratios exclude certain single family residential mortgage loans.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Mortgage Loans LTV & DSCR by Origination Year as of December 31, 2021 (Successor Company)
	2021		2020		2019		2018		2017		2016 & Prior		Total
Loan-to-Value	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost [1]	Avg. DSCR
65% - 80%	$7	2.37x	$18	2.62x	$25	1.55x	$43	1.00x	$41	1.94x	$37	1.23x	$171	1.60x
Less than 65%	378	2.68x	160	2.43x	234	2.89x	270	2.00x	235	2.27x	695	2.54x	1,972	2.50x
Total mortgage loans	$385	2.68x	$178	2.45x	$259	2.76x	$313	1.86x	$276	2.22x	$732	2.47x	$2,143	2.42x
[1] As of December 31, 2021 (Successor Company), the amortized cost of mortgage loans excludes ACL of $12.

Mortgage Loans by Region
	Successor Company
	December 31, 2022		December 31, 2021
	Amortized Cost [1]	Percent of Total	Amortized Cost [1]	Percent of Total
East North Central	$74	2.9%	$78	3.6%
East South Central	32	1.3%	20	0.9%
Middle Atlantic	194	7.7%	152	7.1%
Mountain	185	7.3%	142	6.6%
New England	82	3.2%	87	4.1%
Pacific	535	21.1%	559	26.1%
South Atlantic	694	27.4%	627	29.3%
West South Central	180	7.1%	184	8.6%
Other [2]	559	22.0%	294	13.7%
Total mortgage loans	$2,535	100%	$2,143	100%
[1]    As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the amortized cost of mortgage loans excludes ACL of $15 and $12, respectively.
[2]    Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	Successor Company
	December 31, 2022		December 31, 2021
	Amortized Cost [1]	Percent of Total	Amortized Cost [1]	Percent of Total
Commercial
Industrial	$787	31.0%	$711	33.2%
Multifamily	669	26.4%	590	27.5%
Office	383	15.1%	423	19.7%
Retail	443	17.5%	403	18.8%
Single Family	253	10.0%	16	0.8%
Total mortgage loans	$2,535	100%	$2,143	100%
[1]    As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the amortized cost of mortgage loans excludes ACL of $15 and $12, respectively.
Past-Due Mortgage Loans
Mortgage loans are considered past due if a payment of principal or interest is not received according to the contractual terms of the loan agreement, which typically includes a grace period. As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company held no mortgage loans considered past due.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
Purchased Financial Assets with Credit Deterioration
Purchased financial assets with credit deterioration ("PCD") are purchased financial assets with a “more-than-insignificant” amount of credit deterioration since origination. PCD assets are assessed only at initial acquisition date and for any investments identified, the Company records an allowance at acquisition with a corresponding increase to the amortized cost basis. As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company held no PCD fixed maturities, AFS or mortgage loans.
Variable Interest Entities
The Company is engaged with various special purpose entities and other entities that are deemed to be variable interest entities ("VIEs") primarily as an investor through normal investment activities.
A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE on the Company’s Consolidated Financial Statements. As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company did not hold any VIEs for which it was the primary beneficiary.
Non-Consolidated VIEs
The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2022 (Successor Company) and 2021 (Successor Company) is limited to the total carrying value of $1.3 billion and $1.1 billion, respectively, which are included in limited partnerships and other alternative investments on the Company's Consolidated Balance Sheets. As of December 31, 2022(Successor Company) and 2021 (Successor Company), the Company had outstanding commitments totaling $410 and $419, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.
In addition, the Company makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CLOs, CMBS, and RMBS and are reported in fixed maturities, AFS on the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs, and, where applicable, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through repurchase agreements.
Repurchase Agreements
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. The maturity of these transactions is generally of ninety days or less. Repurchase agreements include master netting provisions that provide both parties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company's current positions do not meet the specific conditions for net presentation.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred under specified conditions and

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's Consolidated Balance Sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.
From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The maturity of these transactions is generally within one year. The agreements require additional collateral to be transferred to the Company under specified conditions and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing. The receivable for reverse repurchase agreements is included within short-term investments on the Company's Consolidated Balance Sheets.

Repurchase Agreements
	Successor Company
	December 31, 2022	December 31, 2021
	Fair Value	Fair Value
Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$564	$663
Gross amount of collateral pledged related to repurchase agreements [1]	$577	$679
Gross amount of recognized receivables for reverse repurchase agreements [2]	$7	$44
[1]    Collateral pledged is included within fixed maturities, AFS and short-term investments on the Company's Consolidated Balance Sheets.
[2]    Collateral received is included within short-term investments on the Company's Consolidated Balance Sheets.
Other Collateral Transactions
The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the fair value of securities on deposit was $20 and $26, respectively.
For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivatives of Notes to Consolidated Financial Statements.
Equity Method Investments
The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company recognized total equity method income of $168 for the year ended December 31, 2022 (Successor Company), $259 for the period of December 31, 2021 (Successor Company), $216 for the six months ended June 30, 2021 (Predecessor Company) and $130 for the year ended December 31, 2020 (Predecessor Company). Equity method income is reported in net investment income. The Company’s maximum exposure to loss as of December 31, 2022 (Successor Company) is limited to the total carrying value of $1.3 billion. In addition, the Company has outstanding commitments totaling approximately $410, to fund limited partnership and other alternative investments as of December 31, 2022 (Successor Company).
The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2022, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments, including those investments that would have been accounted for under the equity method if the Company had not chosen to elect the FVO. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $172.7 billion and $171.1 billion as of December 31, 2022 (Successor Company) and 2021 (Successor Company), respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $28.6 billion and $30.8 billion as of December 31, 2022 (Successor Company) and 2021 (Successor Company), respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.9 billion, $2.0 billion and $1.0 billion for the years ended December 31, 2022 (Successor Company), December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively. Aggregate net income excluding net investment income of the

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
limited partnerships in which the Company invested totaled $4.7 billion (Successor Company), $31.4 billion, and $5.9 billion for the years ended December 31, 2022 (Successor Company), 2021 (Successor Company) and 2020 (Predecessor Company), respectively. As of, and for the year ended, December 31, 2022 (Successor Company), the aggregated summarized financial data reflects the latest available financial information.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives
Derivative Instruments
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as freestanding derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.
Strategies that Qualify for Hedge Accounting
Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 - Basis of Presentation and Significant Accounting Policies of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. As a result of pushdown accounting, derivative instruments that previously qualified for hedge accounting were de-designated and recorded at fair value through adjustments to additional paid-in capital at the acquisition date. The hedge strategies by hedge accounting designation include:
Cash Flow Hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Non-Qualifying Strategies
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.
The non-qualifying strategies include:
Interest Rate Swaps, Swaptions and Futures
The Company uses interest rate swaps, swaptions and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the notional amount of interest rate swaps in offsetting relationships was $276 and $506, respectively.
Foreign Currency Swaps and Forwards
The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash.
Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty or the Company should the referenced security issuers experience a credit event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity Index Swaps and Options
The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)
Macro Hedge Program
The Company utilizes equity swaps, options and futures as well as interest rate swaps to provide protection against the statutory tail scenario risk to the Company's statutory surplus arising from higher GMDB claims, as well as lower variable annuity fee revenue.
GMWB Derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as freestanding derivatives with a notional amount equal to the GRB reinsured.
FIA Embedded Derivative
The Company has assumed through reinsurance, certain FIA products with index-based crediting that constitutes an embedded derivative. The cedant hedges this risk and provides the benefits of this hedging as part of the reinsurance settlements.
Ceded Modified Coinsurance Reinsurance Contracts
As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company had approximately $645 and $775, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in trust accounts established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves. A funds withheld liability is recorded for funds contractually withheld by the Company under funds withheld modified coinsurance arrangements in which the Company is the cedant.
Derivative Balance Sheet Classification
For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the FVO.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
	Successor Company		Successor Company		Successor Company		Successor Company
Hedge Designation/Derivative Type	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021
Cash flow hedges
Interest rate swaps	$250	$100	$—	$—	$—	$—	$—	$—
Total cash flow hedges	250	100	—	—	—	—	—	—
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	1,363	3,074	(1)	(7)	3	19	(4)	(26)
Foreign exchange contracts
Foreign currency swaps and forwards	161	161	15	9	16	10	(1)	(1)
Credit contracts
Credit derivatives that assume credit risk	500	100	4	2	4	2	—	—
Variable annuity hedge program
GMWB product derivatives [1]	6,308	7,086	131	80	131	100	—	(20)
GMWB reinsurance contracts	1,397	1,555	(131)	(8)	—	—	(131)	(8)
GMWB hedging instruments	—	—	—	—	—	—	—	—
Macro hedge program	22,823	22,991	211	(213)	506	145	(295)	(358)
Fixed indexed annuities
FIA product derivative [1] [2]	—	—	(385)	(655)	—	—	(385)	(655)
FIA reinsurance contracts [2]	—	—	288	—	288	—	—	—
Other
Modified coinsurance reinsurance contracts [2]	—	—	1,647	15	1,647	15	—	—
Total non-qualifying strategies	32,552	34,967	1,779	(777)	2,595	291	(816)	(1,068)
Total cash flow hedges and non-qualifying strategies	$32,802	$35,067	$1,779	$(777)	$2,595	$291	$(816)	$(1,068)
Balance Sheet Location
Fixed maturities, AFS	$56	$56	$—	$—	$—	$—	$—	$—
Other investments	11,998	8,163	195	43	237	91	(42)	(48)
Other liabilities	13,043	18,206	34	(252)	292	85	(258)	(337)
Reinsurance recoverables	1,397	1,556	286	7	417	15	(131)	(8)
Funds withheld liability	—	—	1,518	—	1,518	—	—	—
Other policyholder funds and benefits payable	6,308	7,086	(254)	(575)	131	100	(385)	(675)
Total derivatives	$32,802	$35,067	$1,779	$(777)	$2,595	$291	$(816)	$(1,068)
[1] These derivatives are embedded within liabilities and are not held for risk management purposes.
[2] For certain assumed and ceded reinsurance agreements the notional value is not indicative of the volume of activity. Refer to Note 5 - Reinsurance for additional information regarding the activity which generated the value of the embedded derivative.

Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset on the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Offsetting Derivative Assets and Liabilities
	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2022 (Successor Company)
Other investments	$529	$446	$195	$(112)	$68	$15
Other liabilities	(300)	(195)	34	(139)	(103)	(2)
As of December 31, 2021 (Successor Company)
Other investments	$176	$162	$43	$(29)	$5	$9
Other liabilities	(385)	(134)	(252)	1	(251)	—
[1]    Included in other invested assets on the Company's Consolidated Balance Sheets.
[2]    Included in other liabilities on the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.
[3]    Included in other investments on the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.
[4]    Excludes collateral associated with exchange-traded derivative instruments.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
Pre-Tax Gain (Loss) Recognized in OCI
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Interest rate swaps	$(35)	$—	$—	$—
Foreign currency swaps	—	—	—	(2)
Total	$(35)	$—	$—	$(2)

Derivatives in Cash Flow Hedging Relationships (Successor Company)
Gain (Loss) Reclassified from AOCI into Income
	For the Year Ended December 31, 2022		For the Period of July 1, 2021 to December 31, 2021
	Net Realized Capital Gains	Net Investment Income	Net Realized Capital Losses	Net Investment Income
Interest rate swaps	$—	$(1)	$—	$—
Foreign currency swaps	—	—	—	—
Total	$—	$(1)	$—	$—
Total amounts presented in the Consolidated Statements of Operations	$317	$778	$(20)	$498

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivatives in Cash Flow Hedging Relationships (Predecessor Company)
Gain or (Loss) Reclassified from AOCI into Income
	For the Six Months Ended June 30, 2021		For the Years Ended December 31, 2020
	Net Realized Capital Losses	Net Investment Income	Net Realized Capital Losses	Net Investment Income
Interest rate swaps	$—	$—	$—	$—
Foreign currency swaps	(1)	—	—	—
Total	(1)	—	—	—
Total amounts presented in the Consolidated Statements of Operations	$(242)	$534	$(74)	$816
As of December 31, 2022 (Successor Company), the before tax deferred net losses on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months were $8. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.
For all periods presented, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Variable annuity hedge program
GMWB product derivatives	$88	$29	$82	$67
GMWB reinsurance contracts	(88)	4	(24)	(27)
GMWB hedging instruments				42
Variable annuity macro hedge program	(1)	(100)	(301)	(414)
Total variable annuity hedge program	(1)	(67)	(243)	(332)
Fixed Index Annuity
FIA product derivatives	270	—	—	—
Foreign exchange contracts
Foreign currency swaps and forwards	7	5	(2)	(4)
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	(306)	21	(76)	180
Credit contracts
Credit derivatives that purchase credit protection	—	—	—	19
Credit derivatives that assume credit risk	3	1	—	—
Other
Modified coinsurance reinsurance contracts	1,136	15	22	(50)
Total other non-qualifying derivatives	833	37	(54)	149
Total [1]	$1,109	$(25)	$(299)	$(187)
[1]    Excludes investments that contain an embedded credit derivative for which the Company has elected the FVO.
Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

As of December 31, 2022 (Successor Company)
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative Type by Derivative Risk Exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount	Offsetting Fair Value
Basket credit default swaps [3]
Investment grade risk exposure	$500	$4	5 years	Corporate Credit	BBB+	$—	$—
Total	$500	$4				$—	$—
As of December 31, 2021 (Successor Company)
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative Type by Derivative Risk Exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount	Offsetting Fair Value
Basket credit default swaps [3]
Investment grade risk exposure	$100	$2	5 years	Corporate Credit	BBB+	$—	$—
Total	$100	$2				$—	$—
[1]    The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.
Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company pledged cash collateral with a fair value of $5 and $2, respectively, associated with derivative instruments. The collateral receivable has been recorded in other assets or other liabilities on the Company's Consolidated Balance Sheets, as determined by the Company's election to offset on the balance sheet. As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company also pledged securities collateral associated with derivative instruments with a fair value of $106 and $270, respectively, which have been included in fixed maturities, AFS on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities. In addition, as of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company has pledged initial margin of cash related to OTC-cleared and exchange traded derivatives with a fair value of $15 and $4, respectively, which is recorded in other investments or other assets on the Company's Consolidated Balance Sheets. As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company has pledged initial margin of securities related to OTC-cleared and exchange traded derivatives with a fair value of $187 and $172, respectively, which are included within fixed maturities, AFS on the Company's Consolidated Balance Sheets.
As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company accepted cash collateral associated with derivative instruments of $262 and $30, respectively, which was invested and recorded on the Consolidated Balance Sheets in fixed maturities, AFS and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2022 (Successor Company) and 2021 (Successor Company) with a fair value of $79 and $5, respectively, which the Company has the right to sell or repledge. As of December 31, 2022 (Successor Company), the Company had not repledged securities and did not sell any securities. The non-cash collateral accepted was held in separate custodial accounts and was not included on the Company's Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance
The Company cedes to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. The Company also assumes from unaffiliated insurers to provide our counterparties with risk management solutions. The Company's historical reinsurance cessions provided a level of risk mitigation desired by prior ownership. The Company's current reinsurance assumptions and internal retrocessions provide strategic business growth opportunities. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.
Assumed Reinsurance
Guardian
As disclosed in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements, on November 1, 2022 (Successor Company), the Company entered into a reinsurance agreement with GIAC to assume certain blocks of variable annuities. Although the separate account assets and liabilities are reported net on the Company's Consolidated Balance Sheets, the Company earns income on the assumed separate account assets.
The following table summarizes the impacts of the transaction:

Assets
Investments	$405
Cash	121
Other assets	3
Total assets	529
Liabilities
Reserve for future policy benefits	3
Other policyholder funds and benefits payable	436
Other liabilities [1]	90
Total liabilities	$529
[1]    Other liabilities represents a deferred gain of $90.
Allianz
As disclosed in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements, on December 30, 2021 (Successor Company), the Company entered into a reinsurance agreement with Allianz, whereby the Company assumed certain blocks of FIA on a coinsurance basis.
The following table summarizes the impacts of the transaction:

Assets
Investments	$8,357
Cash	(693)
Other assets	75
Reinsurance recoverables	244
Total assets	7,983
Liabilities
Reserve for future policy benefits	616
Other policyholder funds and benefits payable	7,340
Other liabilities [1]	27
Total liabilities	$7,983
[1] Other liabilities includes a deferred gain of $25.
For the period of July 1, 2021 through December 31, 2021 (Successor Company), there was not a material impact on the Consolidated Statements of Operations from the Company's reinsurance arrangement with Allianz.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance (continued)
Ceded Reinsurance
Reinsurance recoverables include balances due from reinsurance companies and are presented net of ACL. The ACL represents an estimate of expected credit losses over the lifetime of the contracts that reflect management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ inability to pay. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

Reinsurance Recoverables, net
	Successor Company
	As of December 31,
	2022	2021
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$20,174	$19,850
Commonwealth Annuity and Life Insurance Company ("Commonwealth")	8,001	8,718
TR Re	11,537	6,130
Other reinsurers	1,029	1,187
Gross reinsurance recoverables	40,741	35,885
Less: ACL	27	37
Reinsurance recoverables, net	$40,714	$35,848
As of December 31, 2022 (Successor Company), the Company had reinsurance recoverables from Commonwealth, Massachusetts Mutual Life Insurance Company ("MassMutual"), Prudential Financial, Inc. ("Prudential") and TR Re of approximately $8.0 billion, $6.7 billion, $13.5 billion and $11.5 billion, respectively. As of December 31, 2021 (Successor Company), the Company had reinsurance recoverables from Commonwealth, MassMutual, Prudential and TR Re of $8.7 billion, $6.8 billion, $13.1 billion and $6.1 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust. The Company's obligations to its direct policyholders reinsured to TR Re are secured by invested assets held by the Company in segregated portfolios.
Affiliated
As disclosed in Note 1 - Basis of Presentation and Significant Accounting Policies, on December 31, 2022 (Successor Company) and December 31, 2021 (Successor Company), the Company entered into several affiliated reinsurance agreements with TR Re, primarily on a modified coinsurance basis.
The following table summarizes the impacts of these transactions:

December 31, 2022 (Successor Company)
Assets
Reinsurance recoverables	$5,192
VOBA and DAC	(11)
Total assets	5,181
Liabilities
Funds withheld liability	5,045
Other liabilities [1]	136
Total liabilities	$5,181
[1]    Other liabilities includes a deferred gain of $137.
For the year ended December 31, 2022 (Successor Company), there was no impact in the Consolidated Statements of Operations from the Company's affiliated reinsurance arrangement entered into in 2022.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance (continued)

December 31, 2021 (Successor Company)
Assets
Cash	$(184)
Reinsurance recoverables	6,130
Total assets	5,946
Liabilities
Funds withheld liability	5,128
Other liabilities [1]	818
Total liabilities	$5,946
[1]    Other liabilities includes a deferred gain of $805.
For the year ended December 31, 2022 (Successor Company), the impacts in the Consolidated Statements of Operations from the Company's affiliated reinsurance arrangement entered into in 2021, was as follows:

Affiliated Reinsurance Impacts
Successor Company
As of December 31, 2022
Revenues
Policy charges and fee income	$(279)
Premiums	(27)
Net investment income	(136)
Net realized capital gains	990
Amortization of deferred gains	27
Total revenues	575
Benefits, losses and expenses
Benefits and losses	(184)
Insurance operating costs and other expenses	(119)
Total benefits, losses and expenses	(303)
Income before income taxes	878
Income tax expense	184
Net income	$694
For the period of July 1, 2021 through December 31, 2021 (Successor Company), there was not a material impact on the Consolidated Statements of Operations from the Company's affiliated reinsurance arrangement entered into in 2021.
Allowance for Credit Losses
For the year ended December 31, 2022, the ACL decreased by $10 to $27. The Company closely monitors the financial condition, ratings and current market information of all its counterparty reinsurers and records an ACL considering the credit quality of the reinsurer, the invested assets in trust, and the period over which the recoverable balances are expected to be collected. Counterparty risk is assessed on a pooled basis in cases of shared risk characteristics, and separately for individual reinsurers when it is more relevant. The Company evaluates historical events, current conditions, and reasonable and supportable forecasts in developing its ACL estimate. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. The ACL is estimated using a probability of default and loss given default model applied to the amount of reinsurance recoverables, net of collateral, exposed to loss. The probability of default factor is assigned based on each reinsurer's credit rating. The Company reassesses and updates credit ratings on a quarterly basis. The probability of default factors encompass historical industry defaults for liabilities with similar durations to the reinsured liabilities as estimated through multiple economic cycles. The loss given default factors are based on a study of historical recovery rates for general creditors of corporations through multiple economic cycles.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance (continued)
Insurance Revenues

Insurance Revenues
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Gross premiums, policy charges and fee income	$2,240	$1,173	$1,210	$2,221
Reinsurance assumed	210	69	64	125
Reinsurance ceded	(1,835)	(801)	(812)	(1,570)
Net premiums, policy charges and fee income	$615	$441	$462	$776
Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1,648 for the year ended December 31, 2022 (Successor Company), $782 for the period of July 1, 2021 to December 31, 2021 (Successor Company), $958 the period of January 1, 2021 to June 30, 2021 (Predecessor Company), and $1.5 billion for the year ended December 31, 2020 (Predecessor Company). In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB risks.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
6. Value of Business Acquired and Deferred Acquisition Costs

Changes in the VOBA Balance
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Balance, beginning of period [1]	$479	$565	$586	$696
Amortization - VOBA	(45)	(17)	29	14
Amortization - unlock benefit (charge), pre-tax	(34)	(73)	14	(64)
Adjustments to unrealized gains on fixed maturities, AFS and other	108	4	26	(60)
Balance, end of period	$508	$479	$655	$586
[1]    The beginning balance as of July 1, 2021 differs from the ending balance as of June 30, 2021, due to the application of pushdown accounting related to the Sixth Street Acquisition. For more information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

Expected Remaining VOBA Amortization (Successor Company)
2023	$13
2024	$10
2025	$16
2026	$25
2027	$25

Changes in the DAC Asset (Successor Company)
For the Year Ended December 31, 2022
Balance, beginning of period	$—
Additions	22
Amortization - DAC	—
Amortization - unlock benefit (charge), pre-tax	—
Reinsurance impact	(11)
Balance, end of period	$11

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Goodwill and Other Intangible Assets

Goodwill
Carrying Value
	As of December 31, 2022	As of December 31, 2021
Balance, beginning of period	$97	$—
Acquisitions [1]	—	97
Balance, end of period	$97	$97
[1]    Related to the pushdown of purchase accounting related to the Sixth Street Acquisition. For more information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

Other Intangible Assets
	As of December 31, 2022			As of December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizing internally developed software	$41	$(9)	$32	$41	$(3)	$38
Indefinite-lived state insurance licenses	26	—	26	26	—	26
Total other intangible assets	$67	$(9)	$58	$67	$(3)	$64

Expected Pre-tax Amortization Expense as of December 31, 2022 (Successor Company)
2023	$6
2024	$6
2025	$6
2026	$6
2027	$6

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
Successor Company
	Universal Life-Type Contracts
	VA GMDB/GMWB [1]	FIA Guarantees and Other [2]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability Balance, as of December 31, 2021	$340	$604	$4,605	$16,149	$21,698
Incurred	136	(25)	835	340	1,286
Paid	(106)	(84)	(66)	(801)	(1,057)
Change in unrealized investment gains and losses	—	(495)	—	—	(495)
Liability balance, as of December 31, 2022	$370	$—	$5,374	$15,688	$21,432
Reinsurance recoverable asset, as of December 31, 2021	$299	$—	$4,605	$10,135	$15,039
Incurred	92	—	835	154	1,081
Paid	(77)	—	(66)	(446)	(589)
Reinsurance recoverable asset, as of December 31, 2022	$314	$—	$5,374	$9,843	$15,531

Successor Company
	Universal Life-Type Contracts
	VA GMDB/GMWB [1]	FIA Guarantees and Other [2]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability balance, as of July 1, 2021	$346	$—	$4,394	$16,382	$21,122
Incurred [4]	38	604	240	253	1,135
Paid	(44)	—	(29)	(486)	(559)
Liability balance, as of December 31, 2021	$340	$604	$4,605	$16,149	$21,698
Reinsurance recoverable asset, as of July 1, 2021	$184	$—	$4,394	$5,422	$10,000
Incurred	152	—	240	4,845	5,237
Paid	(37)	—	(29)	(132)	(198)
Reinsurance recoverable asset, as of December 31, 2021	$299	$—	$4,605	$10,135	$15,039

Predecessor Company
	Universal Life-Type Contracts
	VA GMDB/ GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability balance, as of December 31, 2020	$460	$4,195	$13,970	$18,625
Incurred [4]	54	217	179	450
Paid	(50)	(18)	(319)	(387)
Liability balance, as of June 30, 2021	$464	$4,394	$13,830	$18,688
Reinsurance recoverable asset, as of December 31, 2020	$254	$4,195	$4,690	$9,139
Incurred [4]	35	217	78	330
Paid	(41)	(18)	(137)	(196)
Reinsurance recoverable asset, as of June 30, 2021	$248	$4,394	$4,631	$9,273
[1]    These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.
[2]    These liability balances include additional liabilities for expected annuitizations on two-tiered FIA's and GLWB's, as part of the Allianz reinsurance agreement entered into on December 30, 2021.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)
[3]    Represents life-contingent reserves for which the company is subject to insurance and investment risk.
[4]    Includes the portion of assessments established as additions to reserves, changes in estimates affecting the reserves and the amounts recoverable under modified coinsurance reinsurance agreements.

Account Value by GMDB/GMWB Type as of December 31, 2022 (Successor Company)
	Account Value (“AV”) [9]	Net amount at Risk (“NAR”) [10]	Retained Net Amount at Risk (“RNAR”) [10]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$9,984	$2,257	$302	74
With 5% rollup [2]	1,478	295	196	73
With earnings protection benefit rider (“EPB”) [3]	2,414	513	55	75
With 5% rollup & EPB	336	83	21	76
Total MAV	14,212	3,148	574
Asset protection benefit (“APB”) [4]	6,165	851	282	73
Lifetime income benefit (“LIB”) – death benefit [5]	258	4	2	76
Reset (5-7 years) [6]	2,122	96	56	72
Return of premium (“ROP”) /other [7]	10,097	105	62	71
Variable annuity without GMDB [8]	2,611	—	—	73
Subtotal variable annuity [11]	$35,465	$4,204	$976	73
Less: general account value	2,983
Subtotal separate account liabilities with GMDB	32,482
Separate account liabilities - other	62,393
Less:
Separate account assets assumed under modified coinsurance [12]	6,613
Separate account base contract assets not reinsured [12]	1,007
Total separate account liabilities	$87,255
[1]    MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).
[2]    Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.
[3]    EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.
[4]    APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).
[5]    LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.
[6]    Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).
[7]    ROP GMDB is the greater of current AV and net premiums paid.
[8]    Includes account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.
[9]    AV includes the contract holder’s investment in the separate account and the general account.
[10]    NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.
[11]    Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $8.6 billion of total account value and weighted average attained age of 72 years. There is no NAR or retained NAR related to these contracts.
[12] Adjustment to remove AV for separate accounts that are not reflected on the Consolidated Balance Sheets, as they were assumed on a modified coinsurance basis and/or the Company has only reinsured certain associated GMDB and GMWB riders on a coinsurance basis.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
	Successor Company
Asset Type	December 31, 2022	December 31, 2021
Equity securities (including mutual funds)	$24,548	$33,240
Cash and cash equivalents [1]	1,321	1,362
Total [2]	$25,869	$34,602
[1]    Represents an allocation of the portfolio holdings.
[2]    Includes $2.6 billion and $3.0 billion of account value as of December 31, 2022 (Successor Company) and 2021 (Successor Company), respectively, for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.
As of December 31, 2022 (Successor Company) and 2021 (Successor Company), approximately 18% and 17%, respectively, of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 82% and 83%, respectively, were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Debt
Collateralized Advances
The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the Company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The CTDOI will permit the Company to pledge up to approximately $922 in qualifying assets to secure FHLBB advances for 2023. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2022, the Company had no advances outstanding under the FHLBB facility.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes

Provision for Income Taxes
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Income Tax Expense (Benefit)
Current - U.S. Federal	$(18)	(86)	$—	$10
Deferred - U.S. Federal	125	137	30	56
Total income tax expense	$107	$51	$30	$66
Deferred tax assets and liabilities on the Consolidated Balance Sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.

Components of Deferred Tax Assets (Liabilities)
	Successor Company
	December 31, 2022	December 31, 2021
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$129	$110
VOBA and reserves	349	716
Net operating loss carryover	1	25
Employee benefits	4	7
Foreign tax credit carryover	16	16
Net unrealized loss on investments	703	4
Deferred reinsurance gain	228	187
Total deferred tax assets	1,430	1,065
Deferred Tax Liabilities
Investment related items	(366)	(449)
Other	(13)	(13)
Total deferred tax liabilities	(379)	(462)
Net deferred tax asset	$1,051	$603
The statute of limitations is closed through the 2018 tax year with the exception of net operating loss ("NOL") carryforwards utilized in open tax years. Management believes that an adequate provision has been made on the consolidated financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. As of December 31, 2022 and 2021, the Company had no reserves for uncertain tax positions. As of December 31, 2022 and 2021, there were no unrecognized tax benefits that if recognized would affect the effective tax rate and that had a reasonable possibility of significantly increasing or decreasing within the next 12 months.
The Company classifies interest and penalties (if applicable) as income tax expense on the consolidated financial statements. The Company recognized no interest expense for the year ended December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company) and the year ended December 31, 2020 (Predecessor Company) . The Company had no interest payable as of December 31, 2022 and 2021. The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes (continued)
The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.
Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:
Net Operating Loss Carryover
As of December 31, 2022 and 2021, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3 and $117, respectively. These U.S. losses that were generated in 2018 were primarily due to the Commonwealth annuity reinsurance agreement. These losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year. The loss carryforwards are also subject to Internal Revenue Code Section 382, which may limit the amount that can be utilized in any carryforward year.
Given the Company's expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.
Foreign Tax Credit Carryover
As of December 31, 2022 and 2021, the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $16 and $16, respectively.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows.

Income Tax Rate Reconciliation
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Tax provision at U.S. Federal statutory rate	$152	$70	$45	$98
Dividends received deduction ("DRD")	(38)	(16)	(14)	(28)
Foreign related investments	(7)	(2)	(1)	(4)
Other	—	(1)	—	—
Provision for income taxes	$107	$51	$30	$66
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.
Corporate Alternative Minimum Tax ("CAMT")
The Inflation Reduction Act of 2022 introduced a 15% CAMT effective in 2023. Generally, the CAMT imposes a minimum tax on the adjusted financial statement income ("AFSI") of certain corporations with average annual AFSI over a three-year period in excess of $1 billion. While the Company does not anticipate being subject to the CAMT in 2023, it could be subject to the CAMT in future years.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Commitments and Contingencies
Contingencies Relating to Corporate Litigation and Regulatory Matters
Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.
Litigation
The Company is involved in claims litigation arising in the ordinary course of business with respect to life and annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.
The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.
Unfunded Commitments
As of December 31, 2022 (Successor Company), the Company had outstanding commitments totaling $974, of which $410 was committed to fund limited partnerships and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $323 of the outstanding commitments are primarily related to various funding obligations associated with private debt. The remaining outstanding commitments of $241 are related to mortgage loans. Of the $974 in total outstanding commitments, $29 are related to mortgage loan commitments, which the Company can cancel unconditionally.
Guaranty Fund and Other Insurance-Related Assessments
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.
Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities on the Consolidated Balance Sheets. As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the liability balance was $4 and $4, respectively. As of December 31, 2022 (Successor Company) and 2021 (Successor Company) amounts related to premium tax offsets of $1 and $1, respectively, were included in other assets on the Consolidated Balance Sheets.
Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies or risked-based capital ("RBC") tests, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a net liability position as of December 31, 2022 (Successor Company) was $110. Of this $110, the legal entities have posted collateral of $111 in the normal course of business. In addition, the Company did not post any collateral associated with a customized GMWB derivative. This could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Commitments and Contingencies (continued)
the collateral that is posted, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Transactions with Affiliates

Intercompany Liquidity Agreements
In 2022, the Company entered into several short-term affiliated intercompany liquidity agreements, permitting TL to borrow a maximum of $1.5 billion and lend a maximum of $500 and the Company's subsidiary to borrow a maximum of $600 and lend a maximum of $200. On October 13, 2022 (Successor Company), an affiliate borrowed $100, with a maturity date of October 13, 2023, and an accrued interest rate of 3.40% per annum. As of December 31, 2022, the Company recorded such affiliated borrowing of $100 in short-term investments on the Consolidated Balance Sheets. As of December 31, 2022, the Company did not borrow any amounts under the intercompany liquidity agreements.
Parent Company Transactions
As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the Company had no direct employees as it is managed by TLI, the Company's indirect parent, pursuant to an Intercompany Services and Cost Allocation Agreement ("reimbursement agreement") between the Company, TLI and other Company affiliates. Effective July 1, 2021, the reimbursement agreement was modified to reflect a cost-plus reimbursement model. The impact of this revision was not material to the Company.
TLI's wholly-owned subsidiary Talcott Administration Services Company, LLC ("TASC") provides insurance administration services and support for the Company and became a related party on October 21, 2021. For the year ended December 31, 2022 (Successor Company) and the period from October 1, 2021 to December 31, 2021 (Successor Company), fees incurred for these services were $53 and $14.
For information related to affiliated reinsurance arrangements with the Company's parent company TR Re, see Note 1 - Basis of Presentation and Significant Accounting Policies and Note 5 - Reinsurance of Notes to Consolidated Financial Statements.
For information related to capital contributions to the parent company, see the Dividends section of Note 13 - Statutory Results of Notes to Consolidated Financial Statements.
Sixth Street Transactions
As a result of the Sixth Street Acquisition described in Note 1 - Basis of Presentation and Significant Accounting Policies, the Company considers entities affiliated with Sixth Street as related parties. As described below, since the date of the Sixth Street Acquisition, the Company has entered into certain agreements with and made certain investments in Sixth Street affiliates.
The Company has investment management service agreements with a Sixth Street affiliate, in order to diversify the Company’s investment management capabilities and to leverage the specialty knowledge of Sixth Street with respect to certain asset classes. For the year ended December 31, 2022 (Successor Company) and the period of July 1, 2021 to December 31, 2021 (Successor Company), the Company recorded expenses related to these agreements of $1 and $0, respectively. As of December 31, 2022 and 2021 (Successor Company), amounts payable under the agreements were $0 and $0, respectively.
For the year ended December 31, 2022, the Company made certain investments totaling $12 that are issued and controlled by Sixth Street affiliates. The Company was not determined to be the primary beneficiary for these investments. As of December 31, 2022 (Successor Company) outstanding commitments for these investments were $49. There were no affiliated investments on the Company's Consolidated Balance Sheets as of December 31, 2021.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results

The Company and its domestic insurance subsidiaries prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition and value of business acquired costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".

Statutory Net Income (Loss)
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Combined statutory net income (loss)	$441	$(426)	$(2)	$245

Statutory Capital
	Successor Company
	December 31, 2022	December 31, 2021
Statutory capital [1]	$2,738	$2,153
[1]    The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice was approximately $40 and $29 as of December 31, 2022 (Successor Company) and 2021 (Successor Company), respectively.
Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income (loss) above represents the total statutory net income (loss) of the Company and its other insurance subsidiaries. Statutory accounting principles require that ceding commissions paid on reinsurance transactions be expensed in the period incurred, affecting statutory net loss, where U.S. GAAP allows for the deferral of these amounts. In addition, as described in Note 1 - Basis of Presentation and Significant Accounting Policies, in 2021 the Company paid a $500 dividend associated with the Sixth Street Acquisition. Both items affected statutory capital.
Regulatory Capital Requirements
The Company's U.S. insurance companies' states of domicile impose RBC requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio." The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2022 (Successor Company) and 2021 (Successor Company) .The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results (continued)
Dividends
As a condition to the Sixth Street Acquisition, the CTDOI requires any dividends from the Company, for a two-year period following the acquisition, be approved by the state insurance commissioner. Subsequent to this approval condition, dividends to the Company from its insurance subsidiaries and dividends from the Company to its parent are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company.
Absent the restrictions noted above, the Company would be permitted to pay up to a maximum of $578 in dividends and the Company's subsidiaries are permitted to pay up to a maximum of $96 in dividends as determined by the above mentioned insurance regulations.
On June 28, 2021 (Predecessor Company), TL paid a $500 dividend to its then parent, TLI.
On September 18, 2020 (Predecessor Company), TL received a $400 dividend from its subsidiary, Talcott Resolution Life and Annuity Insurance Company ("TLA"). On the same date, TL subsequently declared and paid a $319 dividend to its parent TLI.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Year Ended December 31, 2022 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities, AFS	Net Gain on Cash Flow Hedging Instruments	AOCI
Beginning balance	$(10)	$—	$(10)
OCI before reclassifications	(3,107)	(34)	(3,141)
Amounts reclassified from AOCI	412	—	412
OCI, before tax	(2,695)	(34)	(2,729)
Income tax benefit (expense)	566	7	573
OCI, net of tax	(2,129)	(27)	(2,156)
Ending balance	$(2,139)	$(27)	$(2,166)

Changes in AOCI, Net of Tax for the Period of July 1, 2021 to December 31, 2021 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities, AFS	Net Gain on Cash Flow Hedging Instruments	AOCI
Beginning balance	$—	$—	$—
OCI before reclassifications	(14)	—	(14)
Amounts reclassified from AOCI	2	—	2
OCI, before tax	(12)	—	(12)
Income tax benefit (expense)	2	—	2
OCI, net of tax	(10)	—	(10)
Ending balance	$(10)	$—	$(10)

Changes in AOCI, Net of Tax for the Six Months Ended June 30, 2021 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities, AFS	Net Gain on Cash Flow Hedging Instruments	AOCI
Beginning balance	$1,282	$(1)	$1,281
OCI before reclassifications	(301)	—	(301)
Amounts reclassified from AOCI	(47)	1	(46)
OCI, before tax	(348)	1	(347)
Income tax benefit (expense)	73	—	73
OCI, net of tax	(275)	1	(274)
Ending balance	$1,007	$—	$1,007

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes in and Reclassifications From Accumulated Other Comprehensive Income (continued)

Changes in AOCI, Net of Tax for the Year Ended December 31, 2020 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities, AFS	Unrealized Losses on Fixed Maturities, AFS for Which an ACL Has Been Recorded	Net Gain on Cash Flow Hedging Instruments	AOCI
Beginning balance	$717	$—	$—	$717
OCI before reclassifications	842	(1)	(1)	840
Amounts reclassified from AOCI	(127)	1	—	(126)
OCI, before tax	715	—	(1)	714
Income tax benefit (expense)	(150)	—	—	(150)
OCI, net of tax	565	—	(1)	564
Ending balance	$1,282	$—	$(1)	$1,281

Reclassification from AOCI
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020	Affected Line Item on the Consolidated Statements of Operations

Net Unrealized Gain on Fixed Maturities
Available-for-sale securities	$(412)	$(2)	$47	$127	Net realized capital gains (losses)
	(412)	(2)	47	127	Income before income taxes
	(87)	—	10	27	Income tax expense
	$(325)	$(2)	$37	$100	Net income
Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded
Fixed maturities, AFS	$—	$—	$—	$(1)	Net realized capital gains (losses)
	—	—	—	(1)	Income before income taxes
	—	—	—	—	Income tax expense
	$—	$—	$—	$(1)	Net income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$—	$—	$—	$—	Net realized capital gains (losses)
Interest rate swaps	—	—	—	—	Net investment income
Foreign currency swaps	—	—	(1)	—	Net realized capital gains (losses)
	—	—	(1)	—	Income before income taxes
	—	—	—	—	Income tax expense
	$—	$—	$(1)	$—	Net income
Total amounts reclassified from AOCI	$(325)	$(2)	$36	$99	Net income

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
15. Revenue from Contracts with Customers
The Company follows the FASB’s updated guidance for recognizing revenue from contracts with customers which excludes insurance contracts and financial instruments. Revenue subject to the guidance is recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services.

Revenues from Contracts with Customers
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Administration and distribution services fees	$76	$45	$44	$80
The Company earns revenues from these contracts primarily for administrative and distribution services fees from offering certain fund families as investment options in its variable annuity products. Fees are primarily based on the average daily net asset values of the funds and are recorded in the period in which the services are provided and collected monthly. Fluctuations in domestic and international markets and related investment performance, volume and mix of sales and redemptions of the funds, and other changes to the composition of assets under management are all factors that ultimately have a direct effect on fee income earned.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
16. Subsequent Event
The Company has evaluated subsequent events through April 27, 2023, the date the consolidated financial statements were issued. On January 27, 2023, pursuant to the Intercompany Liquidity Agreements discussed in Note 12 -Transactions with Affiliates, an affiliate borrowed $60 from the Company. The intercompany loan has a maturity date of January 26, 2024, and accrues at an interest rate of 4.50% per annum.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Talcott Resolution Life Insurance Company

Opinion on the Financial Statement Schedules

We have audited the consolidated financial statements of Talcott Resolution Life Insurance Company and subsidiaries (the "Company") as of December 31, 2022 and 2021 (Successor Company), the related consolidated statements of operations, comprehensive income (loss), changes in stockholder’s equity, and cash flows, for the year ended December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company) and the year ended December 31, 2020 (Predecessor Company), and have issued our report thereon dated April 27, 2023 (which report expresses an unqualified opinion). Our audits also included the financial statement schedules I, IV, and V. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
April 27, 2023

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN AFFILIATES
($ in millions)

	Successor Company
	As of December 31, 2022
Type of Investment	Cost	Fair Value	Amount at Which Shown on Balance Sheet
Fixed Maturities
Bonds and notes:
U.S. government and government agencies and authorities (guaranteed and sponsored)	$1,395	$1,070	$1,070
States, municipalities and political subdivisions	1,320	1,040	1,040
Foreign governments	379	315	315
Public utilities	1,776	1,423	1,423
All other corporate bonds	10,769	8,818	8,818
All other mortgage-backed and asset-backed securities	3,050	2,717	2,717
Total fixed maturities, available-for-sale	18,689	15,383	15,383
Fixed maturities, at fair value using fair value option	352	331	331
Total fixed maturities	19,041	15,714	15,714
Equity Securities
Common stocks:
Industrial, miscellaneous and all other	14	14	14
Non-redeemable preferred stocks	191	165	165
Total equity securities, at fair value	205	179	179
Mortgage loans [1]	2,535	2,232	2,520
Policy loans	1,495	1,495	1,495
Futures, options and miscellaneous	384	85	85
Real estate acquired in satisfaction of debt	10	10	10
Short-term investments	1,489	1,489	1,489
Investments in partnerships and trusts	1,300		1,300
Total investments	$26,459		$22,792
[1] Cost of mortgage loans excludes the allowance for credit losses ("ACL") of $15. For further information, refer to Schedule V - Valuation and Qualifying Accounts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV
REINSURANCE
($ In millions)

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
For the Year Ended December 31, 2022 (Successor Company)
Life insurance in-force	$222,398	$158,750	$155	$63,803	—%
Insurance Revenues
Life insurance and annuities	$2,228	$1,823	$210	$615	34%
Accident health insurance	12	12	—	—	—%
Total insurance revenues	$2,240	$1,835	$210	$615	34%
For the Period of July 1, 2021 to December 31, 2021 (Successor Company)
Life insurance in-force	$232,607	$166,822	$158	$65,943	—%
Insurance Revenues
Life insurance and annuities	$1,170	$798	$69	$441	16%
Accident health insurance	3	3	—	—	—%
Total insurance revenues	$1,173	$801	$69	$441	16%
For the Six Months Ended June 30. 2021 (Predecessor Company)
Life insurance in-force	$236,517	$170,776	$166	$65,907	—%
Insurance Revenues
Life insurance and annuities	$1,202	$804	$64	$462	14%
Accident health insurance	8	8	—	—	—%
Total insurance revenues	$1,210	$812	$64	$462	14%
For the Year Ended December 31, 2020 (Predecessor Company)
Life insurance in-force	$239,801	$174,372	$173	$65,602	—%
Insurance Revenues
Life insurance and annuities	$2,201	$1,550	$125	$776	16%
Accident health insurance	20	20	—	—	—%
Total insurance revenues	$2,221	$1,570	$125	$776	16%

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V
VALUATION AND QUALIFYING ACCOUNTS
(In millions)

Successor Company
2022	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
Allowance for credit losses ("ACL") on fixed maturities, AFS	$—	$1	$(1)	$—
ACL on mortgage loans	12	3	—	15
ACL on reinsurance recoverables	37	—	(10)	27
2021	Balance July 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
ACL on fixed maturities, AFS	—	—	—	—
ACL on mortgage loans	12	—	—	12
ACL on reinsurance recoverables	34	3	—	37
Predecessor Company
2021	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance June 30,
ACL on fixed maturities, AFS	1	—	—	1
ACL on mortgage loans	17	(6)	—	11
ACL on reinsurance recoverables	7	—	—	7
2020	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
ACL on fixed maturities, AFS	—	1	—	1
ACL on mortgage loans	9	8	—	17
ACL on reinsurance recoverables	5	2	—	7

PART C
OTHER INFORMATION
ITEM 27. FINANCIAL STATEMENTS AND EXHIBITS
(a)	All financial statements are included in Part A and Part B of the Registration Statement.
(b)(1)(a)
Resolution of the board of directors authorizing the establishment of the Separate Account incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10,
2010.

(1)(b)
Resolution of the board of directors authorizing the re-designation of the Separate Account incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10,
2010.

(2)	Not applicable.
(3)(a)	Principal Underwriter Agreement incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement No. 33-59541, filed on April 22, 2013.
(3)(b)	Form of Sales Agreement incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement No. 33-59541, filed on April 22, 2013.
(4)	Form of Group Variable Annuity Contract incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.
(5)	Form of the Application incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.
(6)(a)	Articles of Incorporation of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement No. 333-72042, filed on April 30, 2019.
(6)(b)	Amended and Restated Bylaws of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement No. 333-72042, filed on April 30, 2019.
(7)	Reinsurance Agreement incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement No. 33-59541, filed on April 22, 2013.
(7)(b)	Reinsurance Agreement dated as of December 31, 2020, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)	Fund Participation Agreements and Amendments
(8) (a)	Fred Alger & Company, Incorporated, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8) (a)(i)	Sixth Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(b)	Alliance Fund Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(c)	American Century Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(c)(i)	Amendment No. 10 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(c)(ii)	Amendments to Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(d)	American Funds Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(8)(d)(i)	Sixth Amendment to Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(e)	Ave Maria — distributed by Ultimus Fund Distributors, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 4-1-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(f)	BlackRock Distributors, Inc., as amended (Includes LifePath) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(f)(i)	Amendments to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(g)
Foreside Financial Services, LLC (as New Principal Underwriter for BMO Funds), is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.

(8)(h)	Calamos Financial Services LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(i)	Calvert Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(j)	Columbia Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(j)(i)	Assignment agreement dated 4-23-10 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(j)(ii)	Amendment dated 12-30-13 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(j)(iii)	Amendment to Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(k)	Davis Distributors, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(l)	Delaware Distributors, L.P. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(l)(i)	Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(l)(ii)	Second Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(m)	Domini — distributed by DSIL Investment Services LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(n)	Dreyfus Services Corporation incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(n)(i)	Seventh Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(o)	DWS — distributed by Scudder Investments Service Company incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(p)	Eaton Vance Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(8)(p)(i)	Amendments to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(q)	Federated Securities Corporation incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(r)	Fidelity Distributors Corporation (Retail Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(r)(i)	Amendment No. 8 incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement No. 333-151805, filed on April 29, 2016.
(8)(s)	Franklin/Templeton Distributors, Inc. (Mutual Series) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(s)(i)	Amendment Nos. 1 and 2 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(t)	Franklin/Templeton Distributors, Inc. (Strategic Series) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(t)(i)	Amendment Nos. 1 through 5 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(u)	Franklin/Templeton Distributors, Inc. (Templeton Series) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(v)	Frost — distributed by SEI Investments Distribution Co. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(v)(i)	Amendment to Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(w)	Goldman, Sachs & Co. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(w)(i)	Sixth Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(x)	Hartford Investment Financial Services Company (Retail Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(y)	Hartford Securities Distribution Company, Inc. (Insurance Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(y)(i)	Amendment Nos. 1 and 2 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(z)	HIMCO Distribution Services Company incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(aa)	IMST Distributors, LLC (Oak Ridge) incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(bb)	Invesco Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 1-22-04 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(cc)	Ivy Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(dd)	Janus Distributors, Inc. (Includes Perkins) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(ee)	JPMorgan Distribution Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 12-19-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(ee)(ii)	Amendments to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(ff)	Legg Mason Wood Walker, Incorporated, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(ff)(i)	Amendments to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(gg)	LKCM — distributed by Quasar Distributors, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(hh)
Loomis Sayles — distributed by IXIS Asset Management Distributors, L.P. (Includes Oakmark) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23,
2012.

(ii)	Lord Abbett Distributor LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment No. 4 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(ii)	Amendment No. 5 incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 333-151805, filed on April 29, 2016.
(jj)	Managers Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(kk)	MFS Fund Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment No. 8 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(ii)	Amendment No. 9 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iii)	Amendment No. 10 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(kk)(iv)	Amendment No. 11 to the Hartford Retail Fund Participation Agreement, is incorporated by reference to Post- Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(ll)	MML Distributors, LLC incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-151805, filed on April 25, 2014.
(8)(ll)(i)	Amendments One and Two to Retail Fund Participation Agreement, is incorporated by reference to Post- Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(mm)	Munder — distributed by Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment No. 1 (Victory Funds) incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

(ii)	Amendment No. 5 (Victory Funds) incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iii)	Amendment No. 4 dated 6-28-11 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(iv)	Amendment dated 8-27-14 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(nn)	Neuberger & Berman Management Incorporated (Retail Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(nn)(i)	Amendment dated 9-12-12 incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on September 22, 2015,
(8)(nn)(ii)	Amendments to the Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(oo)	Nuveen Investments, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(oo)(i)	Second Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(pp)	OppenheimerFunds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(pp)(i)	Second Amendment dated February 1, 2003 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(pp)(ii)	Amendments to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(qq)	PIMCO Funds Distributor LLC (Includes Allianz) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(rr)	Pioneer Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(ss)	Prudential Investment Management Services LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(ss) (i)	Amendment No. 4 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(ss)(ii)	Amendment No. 5 to Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(tt)	Putnam Mutual Funds Corp. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(tt)(i)	Amendment Nos. 7 through 10 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(tt)(ii)	Amendments to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(uu)	RidgeWorth Distributors LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(vv)	Royce Fund Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 10-31-07 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(ii)	Second Amendment dated 5-12-08 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iii)	Third Amendment dated 10-13-11 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(vv)(iv)	Fourth Amendment to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(ww)	Russell Financial Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 12-1-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(xx)	T. Rowe Price Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(yy)	Teachers Personal Investor Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(yy)(i)	First Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(zz)	Thornburg Securities Corp. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 9-6-06 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(ii)	Amendment dated 3-13-07 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iii)	Fifth Amendment dated 9-26-11 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iv)	Amendment dated 1-18-13 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(v)	Amendment dated 7-1-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(zz)(vi)	Amendment to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(aaa)	Timothy Partners, Ltd. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(aaa)(i)	Amendment No. 1 to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(bbb)	UBS — distributed by Brinson Advisors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(ccc)	Victory Retail Service Agreement and Amendments incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

(8)(ddd)
VP Distributors, LLC (Virtus Funds) Retail Fund Participation Agreement, as amended, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30,
2021.

(eee)	Wells Fargo Funds Distributor, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	First Amendment dated 7-1-11 incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-151805, filed on April 25, 2014.
(ii)	Second Amendment dated 12-3-12 incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-151805, filed on April 25, 2014.
(8)(fff)	Administrative Services Agreement dated as of December 31, 2020, is incorporated by reference to Post- Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(9)	Opinion and Consent of Mike Knowles, sub-administrator and agent and attorney-in-fact of Talcott Resolution Life Insurance Company Separate Account 11 is filed herewith.
(10)	(a) Consent of Deloitte & Touche LLP (Hartford, CT) is filed herewith.
(b) Consent of KPMG, LLP, Independent Registered Public Accounting Firm is filed herewith.
(c) Written Consent of Eversheds Sutherland (US) LLP is filed herewith.
(d) Consent of Deloitte & Touche LLP (Denver, CO) is filed herewith.
(99)	Copy of Power of Attorney is filed herewith.

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ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR
NAME	POSITION
Christopher B. Abreu	Vice President and Chief Risk Officer, Director
Christopher B Cramer	Senior Vice President, Corporate Secretary and Chief Tax Officer
Christopher J. Dagnault	Vice President
Christopher M. Grinnell	Vice President and Associate General Counsel
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Craig D. Morrow	Vice President and Actuary
David Bell	Assistant Secretary and Chief Information Security Officer
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Donna R. Jarvis	Vice President and Actuary
Ellen T. Below	Vice President and Chief Communications Officer and Head of Implementation
Emily Golovicher	Vice President
Federico Bonini	Director
Glenn Gadzik	Vice President and Actuary
James Cubanski	Vice President
Jeremy Billiel	Assistant Vice President and Treasurer
Jessica Kubat	Vice President
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Lisa M. Proch	Interim Co-President, Chief Legal Officer and Chief Compliance Officer, Director
Matthew Bjorkman	Vice President and Chief Auditor
Matthew J. Poznar	Senior Vice President and Chief Investment Officer, Director
Michael R. Hazel	Vice President and Controller
Peter F. Sannizzaro	Director
Peter Manley	Vice President and Head of Corporate Development and Strategy

NAME	POSITION
Robert R. Siracusa	Interim Co-President and Chief Financial Officer, Director
Robert W. Stein	Director
Ronald K. Tanemura	Director
Samir Srivastava	Vice President and Chief Information Officer, Director
Xiaobo Zhou	Assistant Vice President and Head of Pricing
Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095. Effective September 1, 2023, the principal business address of each of the above individuals will be 1 American Row, Hartford, CT 06103.
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Separate Accounts of Talcott Resolution Life Insurance Company (“TL”) and Talcott Resolution Life and Annuity Insurance Company (“TLA”) are the listed Registrants. TL and TLA are the Depositors. Entities that are controlled by TAO Insurance Holdings, LLC, which controls the Depositors, are listed below, along with entities that are owned or controlled by the Depositors
Alan Waxman and Anthony M. Muscolino (Individuals) (1)
TAO Insurance Holdings, LLC (DE) (2)
TAO Sutton Holdings, LLC (CYM) (3)
Talcott Financial Group Investments, LLC (BMU)
Talcott Financial Group, Ltd. (BMU)
Talcott Re FinCo, Ltd. (BMU)
Talcott Re Holdings, Ltd. (BMU)
Talcott Life Re, Ltd. (BMU)
Talcott Life & Annuity Re, Ltd. (CYM)
Talcott Financial Group GP, LLC (DE)
Talcott Holdings, LP (DE)
Talcott Acquisition, Inc. (DE)
Talcott Resolution Life, Inc. (DE)
Talcott Administration Services Company, LLC (DE)
LIAS Administration Fee Issuer LLC (DE)
TR Re, Ltd. (BMU)
Talcott Resolution Life Insurance Company (CT) (4)
(1)
Pursuant to the operating agreement of TAO Insurance Holdings, LLC, Alan Waxman, as a member of TAO Insurance Holdings, LLC, has the authority to appoint the managing member of TAO Insurance Holdings, LLC and has appointed A. Michael Muscolino.
(2)
TAO Insurance Holdings, LLC is the managing member of TAO Sutton Holdings, LLC and TAO Sutton Parent, LLC.(DE) and Sixth Street TAO Management, LLC
(3)
TAO Sutton Parent, LLC and certain additional co-investment vehicles hold 100% of the passive, non-voting economic interest in TAO Sutton Holdings, LLC. 11 parallel investment vehicles known as the TAO Funds hold 100% of the passive, non-voting economic interest in TAO Sutton Parent, LLC. TAO Insurance Holdings, LLC is the managing member of TAO Sutton Parent LLC with 100% voting control. All of the TAO Funds and co-investment vehicles are under the ultimate control of Alan Waxman and/or Michael Muscolino. None of the co-investors investing through either the TAO Funds or the co-investment vehicles hold any voting securities of the identified entities or have the ability to appoint directors. Certain of the TAO Funds are also indirect owners Klaverblad Levensverzekering N.V., Lifetri, Uitvaartverzekeringen N.V., and Lifetri Verzekeringen N.V.
(4)
The following entities are wholly-owned subsidiaries of Talcott Resolution Life Insurance Company and are under common control: American Maturity Life Insurance Company (CT), Talcott Resolution International Life Reassurance Corporation (CT), Talcott Resolution Life and Annuity Insurance Company (CT), and 21 Church Street R, LLC (DE). Talcott Resolution Life and Annuity Insurance Company (CT) owns 100% of Talcott Resolution Distribution Company, Inc. (CT) and Talcott Resolution Comprehensive Employee Benefit Service Company (CT).

ITEM 30. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”
Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a “Proceeding”) because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an “Officer”), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person’s official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation’s Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by- laws, a “Covered Entity” shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31. PRINCIPAL UNDERWRITERS
(a)
MMLD acts as principal underwriter for the following investment companies:
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
(b)
Officers and Member Representatives of MML Distributors, LLC
NAME	POSITIONS AND OFFICES WITH UNDERWRITER	PRINCIPAL BUSINESS ADDRESS
Alyssa O’Connor	Assistant Secretary	*
Edward K. Duch III	Vice President, Chief Legal Officer and Secretary	*

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	PRINCIPAL BUSINESS ADDRESS
James P. Puhala	Chief Compliance Officer	*
Jeffrey Sajdak	Assistant Treasurer	*
Julieta Sinisgalli	Assistant Treasurer	*
Kelly Pirrotta	AML Compliance Officer	*
Kevin LaComb	Assistant Treasurer	*
Mario Morton	Registration Manager and Continuing Education Officer	*
Michael Fanning	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Frank Rispoli	Chief Financial Officer and Treasurer	*
Pablo Cabrera	Assistant Treasurer	*
Paul LaPiana	Chief Executive Officer and President	*
Stephen Alibozek	Entity Contracting Officer	*
Vincent Baggetta	Chief Risk Officer	*
*
Address: 1295 State Street, Springfield, MA 01111
ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Empower Annuity Insurance Company of America (“Empower”), as sub-administrator at 8515 East Orchard Road, Greenwood Village, Colorado 80111
ITEM 33. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this registration statement.
ITEM 34. FEE REPRESENTATION
The Depositor represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.
ITEM 35. ADDITIONAL REPRESENTATION
The Company is relying the relief provided in ING Life Insurance and Annuity Company (Aug. 30, 2012) and American Council of Life Insurance, (Nov. 28, 1988) with respect to the sale of the Contracts to fund 403(b) plans and has complied with the terms of these letters.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Windsor, and State of Connecticut on this 1st day of May, 2023.
TALCOTT RESOLUTION LIFE INSURANCE COMPANY - SEPARATE ACCOUNT ELEVEN (Registrant)
By:	/s/ Robert R. Siracusa
Robert R. Siracusa Director

TALCOTT RESOLUTION LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Robert R. Siracusa
Robert R. Siracusa Interim Co-President, Chief Financial Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.
Signature	Title	Date
/s/ Peter F. Sannizzaro	Director*	May 1, 2023
Peter F. Sannizzaro*
/s/ Robert R. Siracusa	Interim Co-President and Chief Financial Officer, Director*	May 1, 2023
Robert R. Siracusa*
/s/ Lisa M. Proch	Interim Co-President, Chief Legal Officer and Chief Compliance Officer, Director*	May 1, 2023
Lisa M. Proch*
/s/ Matthew J. Poznar	Senior Vice President and Chief Investment Officer, Director*	May 1, 2023
Matthew J. Poznar*
/s/ Robert W. Stein	Director*	May 1, 2023
Robert W. Stein*
/s/ Ronald K. Tanemura	Director*	May 1, 2023
Ronald K. Tanemura*
/s/ Samir Srivastava	Vice President and Chief Information Officer, Director*	May 1, 2023
Samir Srivastava*

Signature		Title	Date
/s/ Federico Bonini		Director*	May 1, 2023
Federico Bonini*
/s/ Christopher Abreu		Vice President and Chief Risk Officer, Director*	May 1, 2023
Christopher Abreu*

*By:	/s/ Mike Knowles	Attorney-in-Fact	May 1, 2023
Mike Knowles

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